UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

2010 ANNUAL REPORT

COLLEGE RETIREMENT EQUITIES FUND

DECEMBER 31, 2010
Audited financial statements

UNDERSTANDING YOUR CREF REPORT

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended on December 31, 2010. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2010. They also list the account’s largest individual holdings as of that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

          As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

INFORMATION FOR CREF PARTICIPANTS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of CREF’s portfolio holdings (called “CREF Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

2   2010 Annual Report ▪ College Retirement Equities Fund

PROXY VOTING

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

ACCOUNT MANAGEMENT

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF STOCK ACCOUNT

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE+Canada Index, which measures stocks in 23 developed countries outside the United States; the MSCI Emerging Markets Index, which measures stocks in 21 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 23 developed countries outside the United States.

CREF GLOBAL EQUITIES ACCOUNT

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed markets, including the United States.

CREF GROWTH ACCOUNT

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization.

College Retirement Equities Fund ▪ 2010 Annual Report   3

ABOUT THE ACCOUNTS’ BENCHMARKS

The Russell 1000® Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF EQUITY INDEX ACCOUNT

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF BOND MARKET ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF INFLATION-LINKED BOND ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF SOCIAL CHOICE ACCOUNT

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 23 developed nations outside the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

4   2010 Annual Report ▪ College Retirement Equities Fund

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on contributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2010, and held for six months until December 31, 2010.

ACTUAL EXPENSES

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ▪ 2010 Annual Report   5

CREF STOCK ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Stock Account returned 15.72% for the year, compared with the 15.52% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index.

U.S. stocks post double-digit gains

World stock prices retreated during the first half of 2010, as investors worried about the strength of the U.S. economy and sovereign debt in Europe. The Russell 3000 Index, a broad measure of the U.S. stock market, was down 6.05% at the end of June. However, strong growth overseas and rising corporate profits ignited a rally in September that continued through the rest of the year. The Federal Reserve’s efforts to keep long-term interest rates low by buying U.S. Treasury securities also encouraged investors.

          The Russell 3000 gained 16.93% for the year. The MSCI EAFE+Canada Index, which measures stock performance in 23 developed foreign countries, returned 5.73% for the year in local currencies and 8.95% in dollars. The MSCI Emerging Markets Index, which tracks stocks in 21 emerging markets, climbed 14.10% in local currencies and 18.88% in dollar terms.

Stock choices boost returns

The account trailed the broad U.S. stock market partly because of the account’s 31% allocation to foreign stocks. It outperformed its composite benchmark because of numerous favorable stock choices. These included overweight positions in oil and gas exploration company Concho Resources and German chemical producer Lanxess. Underweights in BP and Berkshire Hathaway also aided relative results.

          These effects were partially offset by holdings that detracted from relative returns, such as overweight positions in Hewlett-Packard, biotechnology firm Gilead Sciences and Spain’s Banco Santander.

          The account’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the account’s benchmark index. They may, however, be taken into account in that day’s AUV to reflect the value of the account’s holdings at the time the AUV is calculated.

6   2010 Annual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Stock Account	15.72%	3.13%	2.48%

Broad-based market index
Russell 3000 Index	16.93	2.74	2.16

CREF Stock Composite Benchmark*	15.52	3.11	2.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At December 31, 2010, the CREF Stock Composite Benchmark consisted of: 69.4% Russell 3000 Index; 21.9% MSCI EAFE+Canada Index; 5.9% MSCI Emerging Markets Index; and 2.8% MSCI EAFE+Canada Small Cap Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

College Retirement Equities Fund ▪ 2010 Annual Report   7

CREF STOCK ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Stock Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,252.90	$2.78
5% annual hypothetical return	1,000.00	1,022.74	2.50

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.49%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.47%

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010

Financials	18.5
Information technology	15.0
Industrials	11.9
Consumer discretionary	11.8
Energy	10.6
Health care	9.8
Consumer staples	8.4
Materials	7.1
Utilities	3.3
Telecommunication services	3.3
Short-term investments	4.9
Other assets & liabilities, net	–4.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010

Over $15 billion	60.3
$4 billion–$15 billion	23.5
Under $4 billion	16.2

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 12/31/2010

United States	64.6
Japan	4.5
United Kingdom	4.1
Canada	2.8
Switzerland	2.3
France	1.9
Germany	1.9
Australia	1.7
54 other nations	11.5
Short-term investments	4.7

Total	100.0

8   2010 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Global Equities Account returned 12.24% for the year, compared with the 11.76% return of its benchmark, the MSCI World Index.

Stocks rally after a rocky start

For the first half of 2010, the MSCI World Index declined 9.84%, as investors worried about the pace of economic recovery in the United States and a spreading debt crisis in Europe. In the second half, the U.S. and European central banks took decisive steps to try to address these issues. Investor fears subsided, and the index surged 23.96%.

          A stronger yen, relative to the dollar, elevated global stock returns for U.S. investors. The World index returned 10.01% in local currencies versus 11.76% in dollars.

          Representing more than half of the benchmark’s market capitalization at year-end, North American stocks advanced 15.3% for the year, driving the benchmark’s gain. The European segment returned just 3.9%, its results muted by losses of 44.9% in Greece and 22.0% in Spain. By contrast, Sweden was the index’s top performing country, up 33.8%. The benchmark’s Pacific region climbed 15.9%, with Japanese stocks rising 15.4%.

Stock choices boost returns

The account outperformed its benchmark because of many successful stock selections. The largest positive contributors to relative performance were an underweight position in BP and an out-of-benchmark holding in Taiwanese technology company Asustek Computer. Overweights in German chemical producer Lanxess and in two British firms—health care products manufacturer SSL International (now part of Reckitt Benckiser) and food service provider Compass Group—also aided returns. These results were partially offset by other, less favorable positions, including overweights in biotechnology firm Gilead Sciences, agricultural giant Monsanto, Japanese clothing manufacturer Fast Retailing and the Netherlands’ Koninklijke Philips Electronics.

          The account’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the account’s benchmark index. They may, however, be taken into account in that day’s AUV to reflect the value of the account’s holdings at the time the AUV is calculated.

College Retirement Equities Fund ▪ 2010 Annual Report   9

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Global Equities Account	12.24%	2.45%	1.68%

MSCI World Index	11.76	2.43	2.29

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

10   2010 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Global Equities Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,248.47	$2.95
5% annual hypothetical return	1,000.00	1,022.58	2.65

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.52%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.50%

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010

Financials	19.5
Consumer discretionary	13.5
Information technology	13.3
Industrials	11.9
Energy	9.3
Health care	9.3
Materials	8.3
Consumer staples	8.1
Telecommunication services	3.0
Utilities	2.7
Short-term investments	7.0
Other assets & liabilities, net	–5.9

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010

Over $15 billion	62.3
$4 billion–$15 billion	27.3
Under $4 billion	10.4

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 12/31/2010

United States	45.1
United Kingdom	9.1
Japan	8.5
Canada	4.1
Switzerland	4.0
France	3.4
Germany	3.2
Australia	2.9
42 other nations	13.1
Short-term investments	6.6

Total	100.0

College Retirement Equities Fund ▪ 2010 Annual Report   11

CREF GROWTH ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Growth Account returned 14.98% for the year, compared with the 16.71% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth stocks surpass their value counterparts

In 2010, large-cap growth stocks posted a double-digit gain for the second consecutive year and outperformed the 15.51% return of large-cap value issues, as measured by the Russell 1000 Value Index. Large-cap growth stocks have outpaced large-cap value issues in three of the last four calendar years.

          Its recent outperformance notwithstanding, large-cap growth stocks have lagged large-cap value issues over the ten years ended December 31, 2010. During this time, the Russell 1000 Growth Index posted an average annual return of 0.02%—more than three percentage points behind the 3.26% average return of its value counterpart.

The rally is broad-based

Fueled by solid gains in the second half of the year, every sector of the Russell 1000 Growth Index ended the year in positive territory, with six posting double-digit advances. Two of the benchmark’s largest sectors, consumer discretionary and producer durables, scored the greatest gains, climbing 26.7% and 27.7%, respectively. Anticipation of a recovery in consumer and business spending drove those sectors higher. Technology, the largest sector in the index, returned 11.9%.

          Defensive sectors, which typically outperform in down markets, also helped lift the index’s return. The consumer staples and energy sectors were up 16.8% and 12.7%, respectively. Investors favored companies that might benefit from an improved economic environment.

The account trails its benchmark

The account lagged its benchmark primarily because of unfavorable stock choices. Chief among these were overweights in information technology firms MasterCard, Cisco Systems, Google and Adobe Systems. An overweight position in agricultural giant Monsanto also disappointed amid loss of market share in its herbicide business.

          Other, favorable stock selections partially offset these detractors. These included overweight holdings in oil and gas exploration company Concho Resources, software company Intuit, and oil and gas drilling equipment provider National Oilwell Varco, which benefited from increased demand from rising rig activity in the United States. An underweight in Hewlett-Packard also helped.

12   2010 Annual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Growth Account	14.98%	3.09%	–1.07%

Russell 1000 Growth Index	16.71	3.75	0.02

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2010 Annual Report   13

CREF GROWTH ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Growth Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,254.17	$2.67
5% annual hypothetical return	1,000.00	1,022.84	2.40

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.46%

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010

Information technology	30.8
Consumer discretionary	16.6
Industrials	12.9
Health care	10.5
Energy	9.6
Consumer staples	7.3
Financials	5.5
Materials	4.9
Telecommunication services	0.5
Utilities	0.1
Short-term investments	1.2
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010

Over $15 billion	69.4
$4 billion–$15 billion	25.6
Under $4 billion	5.0

Total	100.0

14   2010 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Equity Index Account returned 16.45% for the year, compared with the 16.93% return of its benchmark, the Russell 3000® Index.

          For the period, the account’s return trailed that of its benchmark, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

Stocks gain despite early losses

The year began with encouraging U.S. economic data that drove positive stock market returns for the first four months. However, worries about the economic recovery at home and sovereign debt problems in Europe resurfaced in May, causing a sell-off that left the benchmark with a 6.05% loss for the first half of the year.

          Stocks rallied during the third quarter on the strength of strong corporate earnings and the Federal Reserve’s decision to buy U.S. Treasury securities in an effort to lower long-term interest rates. Strong overseas demand for U.S. products and congressional agreement on a package of tax cuts in December helped sustain the rally.

          During the twelve-month period, growth stocks outperformed value issues, 17.64% to 16.23%. Small-cap stocks led the market, with a return of 26.85%. Mid caps performed nearly as well, gaining 25.47%, while large caps returned 16.10%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Consumer discretionary leads

Eight of the benchmark’s nine industry sectors posted double-digit gains for the year. The index’s return was driven by a 27.6% jump in the consumer discretionary sector, followed by a 27.0% advance in producer durables. These results were tempered by less robust returns in technology (up 13.7%) and financial services (up 12.6%), the benchmark’s two largest sectors. The health care sector, with a return of 5.8%, lagged the rest of the market.

Four of the index’s five largest stocks rise

Four of the five largest stocks in the Russell 3000 registered double-digit gains for the year. Apple posted a 53.1% advance on the strength of strong sales and expectations that Verizon would begin offering the iPhone. Results for the other four stocks, in descending order of market capitalization at period-end, were: Exxon Mobil, 10.1%; Microsoft, –6.5%; General Electric, 24.3%; and IBM, 14.3%.

College Retirement Equities Fund ▪ 2010 Annual Report   15

CREF EQUITY INDEX ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Equity Index Account	16.45%	2.34%	1.77%

Russell 3000® Index	16.93	2.74	2.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

16   2010 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Equity Index Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,241.48	$2.43
5% annual hypothetical return	1,000.00	1,023.04	2.19

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.43%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.42%

PORTFOLIO COMPOSITION

Sector	% of net assets as of 12/31/2010

Information technology	18.2
Financials	16.4
Industrials	11.5
Consumer discretionary	11.3
Health care	11.1
Energy	11.1
Consumer staples	9.0
Materials	4.3
Utilities	3.4
Telecommunication services	2.8
Short-term investments	0.8
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 12/31/2010

Over $15 billion	64.4
$4 billion–$15 billion	20.6
Under $4 billion	15.0

Total	100.0

College Retirement Equities Fund ▪ 2010 Annual Report   17

CREF BOND MARKET ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Bond Market Account returned 6.73% for the year, compared with the 6.54% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index.

Bonds gain despite year-end losses

During 2010 the U.S. economy continued to recover. Gross domestic product grew 2.9% for the year. But with consumer spending constrained by widespread unemployment, lower housing prices and high household debt, businesses were still reluctant to make capital investments.

          To bolster the economy, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% and began buying U.S. Treasury securities in an effort to lower long-term interest rates.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, gained 7.94% through September 30, on the strength of robust demand for U.S. Treasuries and high-quality corporate bonds. When the global economy showed signs of improvement in the fourth quarter, some investors sought higher returns in stocks, and the index lost 1.30%.

Corporate bonds outshine Treasuries

The small commercial mortgage-backed sector was the benchmark’s top performer in 2010, gaining 20.4%. Corporate bonds posted a solid 9.0% return, while U.S. Treasuries, agency securities and asset-backed securities underperformed the index, returning 5.9%, 4.6% and 5.9%, respectively. The yield on 2-year Treasury notes fell from 1.14% at year-end 2009 to 0.61% on December 31, 2010. The 10-year yield declined from 3.85% to 3.30%.

The account tops its benchmark

The account outperformed the Barclays Capital aggregate index primarily because of its positions in corporate bonds, including overweights in investment-grade corporates and out-of-benchmark holdings in high-yield bonds and emerging market securities. Overweights in U.S. agencies, asset-backed securities and commercial mortgage-backed securities also helped. Together, these numerous positive contributions more than offset the negative effects of underweighting U.S. Treasury securities during the second and third quarters, when Treasuries outperformed most other sectors.

18   2010 Annual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Bond Market Account	6.73%	4.99%	5.35%

Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.84

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2010 Annual Report   19

CREF BOND MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Bond Market Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,014.89	$2.29
5% annual hypothetical return	1,000.00	1,022.94	2.29

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.44%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2010

Mortgage-backed securities†	31.1
Corporate bonds	24.6
U.S. Treasury securities	20.0
Foreign government & corporate bonds denominated in U.S. dollars	11.0
U.S. agency securities	5.1
Commercial mortgage-backed securities	4.6
Asset-backed securities	1.5
Municipal bonds	0.6
Short-term investments	16.7
Other assets & liabilities, net	–15.2

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 12/31/2010

Less than 1 year	16.4
1–3 years	12.6
3–5 years	14.4
5–10 years	12.8
Over 10 years	43.8

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 12/31/2010

Aaa/AAA	71.9
Aa/AA	5.6
A/A	9.3
Baa/BBB	9.0
Ba/BB	2.5
B/B	1.5
Below B/B	0.2

Total	100.0

*	These figures are an average based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. These ratings are subject to change without notice.

20   2010 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Inflation-Linked Bond Account returned 5.89% for the year, compared with the 6.31% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

Amid slow growth, inflation is tame

During 2010 the U.S. economy continued to recover. Gross domestic product grew 2.9% for the year. But with consumer spending constrained by widespread unemployment, lower housing prices and high household debt, businesses were still reluctant to make capital investments.

          To bolster the economy, the Federal Reserve kept the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25% and began buying U.S. Treasury securities in an effort to lower long-term interest rates.

          During the period, overall inflation remained in check. On December 31, 2010, the Consumer Price Index was 1.5% higher than it had been one year earlier. Much of the increase was fueled by rising oil prices, which rose from $79 a barrel at the beginning of 2010 to $90 at year-end.

TIPS lag the broad bond market

For the year, TIPS slightly trailed the 6.54% return of the domestic investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. TIPS gained 7.00% through September 30, on the strength of robust demand for U.S. Treasuries, including TIPS. When the economy showed signs of improvement in the fourth quarter, some investors sought higher returns in stocks, and the TIPS index lost 0.65%.

          For the ten years ended December 31, 2010, the 7.02% average annual return of the TIPS index outpaced the 5.84% average return of the Barclays Capital aggregate index.

The account trails its benchmark

The account lagged the TIPS index primarily because the account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account holds substantially the same portfolio as its benchmark, the above discussion of the performance of the TIPS index is applicable to the performance of the account.

          Throughout the period, the account’s manager kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy is designed to help the account more closely track the characteristics of its benchmark.

College Retirement Equities Fund ▪ 2010 Annual Report   21

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	5.89%	4.82%	6.57%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	6.31	5.33	7.02

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

22   2010 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Inflation-Linked Bond Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,015.76	$2.29
5% annual hypothetical return	1,000.00	1,022.94	2.29

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.44%

HOLDINGS BY MATURITY

% of portfolio investments as of 12/31/2010

Less than 1 year	0.1
1–3 years	15.5
3–5 years	21.9
5–10 years	31.8
Over 10 years	30.7

Total	100.0

College Retirement Equities Fund ▪ 2010 Annual Report   23

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Social Choice Account returned 11.95% for the year, compared with the 12.26% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. The account screens investments according to social criteria, while the benchmark does not.

Stock exclusions trim results

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. The net result was to lower the account’s return relative to its benchmark’s.

          The account’s underperformance was largely the result of its exclusion of Apple, which rose 53.1% for the year on investor enthusiasm for the company’s products and better-than-expected earnings. The absence of Swiss food giant Nestlé, German electronics manufacturer Siemens, British mining company Rio Tinto and Citigroup also trimmed results.

          In contrast, relative performance was enhanced by avoiding three large-cap U.S. financial companies: Bank of America, Berkshire Hathaway and JPMorgan Chase. The absence of three energy behemoths, Exxon Mobil, Britain’s BP and France’s Total, also lifted returns.

Strategies help manage risks

Because of the exclusion of some stocks, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of its composite benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.

          During the period, the account’s relative performance was enhanced by overweight holdings in Volkswagen, entertainment conglomerate Liberty Media and global drug manufacturers Novo Nordisk and AstraZeneca. However, overweight positions in Hewlett-Packard, Cisco, Luxembourg steel producer ArcelorMittal and Spain’s Banco Bilbao Vizcaya Argentaria detracted from results.

Bonds boost relative returns

For the year, the account’s fixed-income segment generated a solid positive return, outpacing the Barclays Capital aggregate index. This segment outperformed its benchmark because of favorable overweight positions and successful security selections in asset-backed, corporate and U.S. agency securities. Together, these positive contributions more than offset the negative effects of underweighting U.S. Treasury securities during the second and third quarters, when Treasuries outperformed most other fixed-income sectors.

24   2010 Annual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Social Choice Account	11.95%	3.91%	3.67%

Broad-based market index
Russell 3000 Index	16.93	2.74	2.16

CREF Social Choice Composite Benchmark*	12.26	4.03	3.74

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At December 31, 2010, the CREF Social Choice Composite Benchmark consisted of: 47% Russell 3000 Index; 40% Barclays Capital U.S. Aggregate Bond Index; and 13% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

$10,000 OVER 10 YEARS

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period.

College Retirement Equities Fund ▪ 2010 Annual Report   25

CREF SOCIAL CHOICE ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Social Choice Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,141.54	$2.43
5% annual hypothetical return	1,000.00	1,022.94	2.29

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.44%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2010

Equities	60.6
Bonds	37.6
Short-term investments	8.0
Other assets & liabilities, net	–6.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization (Equity segment)	% of equity investments as of 12/31/2010

Over $15 billion	65.3
$4 billion–$15 billion	25.0
Under $4 billion	9.7

Total	100.0

HOLDINGS BY MATURITY

(Fixed-income segment)	% of fixed-income investments as of 12/31/2010

Less than 1 year	19.5
1–3 years	8.4
3–5 years	17.1
5–10 years	11.8
Over 10 years	43.2

Total	100.0

26   2010 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

PERFORMANCE FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2010

The CREF Money Market Account returned 0.00% for the year, compared with the 0.04% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The Fed stimulates the economy

In the first quarter of 2010, gross domestic product (GDP) grew at an annual rate of 3.7%, and unemployment fell below 10%. As a result, the Federal Reserve allowed its stimulus programs to lapse.

          In the second quarter, GDP fell to 1.7%, and monthly job losses followed. In an effort to jump-start the economy, the Fed began buying U.S. Treasuries to try to lower long-term interest rates. The Fed also kept its target for the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%.

LIBOR spikes in the second quarter

Early in the year, LIBOR yields declined, as expectations waned for a near-term Fed rate hike. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) By mid-year, concern about the U.S. economy and a European debt crisis rattled the credit markets. LIBOR yields soared, and businesses paid a premium to borrow. Subsequent actions by the Fed and the European Central Bank allayed investor fears, and LIBOR fell. For the year, the three-month LIBOR rose from 0.25% to 0.30%; the twelve-month LIBOR dropped from 0.98% to 0.78%, despite the second quarter’s rise.

The account seeks yield and safety

In pursuit of relative value and to comply with new SEC regulations for all money market accounts, the account increased its holdings in U.S. Treasury and agency securities. As a result of new regulations, the account also lowered its weighted average maturity; it was 48 days on December 28, 2010, versus 45 days for the average iMoneyNet fund. In a rate environment that continued to be challenging, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived). The account continued to selectively purchase high-quality corporate securities.

          On December 31, 2010, foreign securities made up 16.40% of the account’s total portfolio investments. The account’s investment in foreign securities may involve special risks, including political and economic instability.

College Retirement Equities Fund ▪ 2010 Annual Report   27

CREF MONEY MARKET ACCOUNT

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED DECEMBER 28, 2010*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.03	0.03

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2010

	Total return	Average annual total return

	1 year	5 years	10 years

CREF Money Market Account†	0.00%	2.41%	2.22%

iMoneyNet Money Fund Report Averages—All Taxable‡	0.04	2.27	2.03

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

28   2010 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended December 31, 2010

CREF Money Market Account	Starting account value (7/1/10)	Ending account value (12/31/10)	Expenses paid* (7/1/10– 12/31/10)

Actual return	$1,000.00	$1,000.01	$1.26
5% annual hypothetical return	1,000.00	1,023.95	1.28

*

“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2010. The account’s annualized six-month expense ratio for that period was 0.25%. The expense charges reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 5.

ACTUAL EXPENSES

Net expense ratio for one-year period ended 12/31/2010	0.24%

PORTFOLIO COMPOSITION

% of net assets as of 12/31/2010

Commercial paper	36.6
U.S. government agency securities	29.8
U.S. Treasury securities	16.5
Certificates of deposit	9.6
Floating-rate securities, government	7.5

Total	100.0

College Retirement Equities Fund ▪ 2010 Annual Report   29

SUMMARY PORTFOLIO OF INVESTMENTS

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)		% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS				$85,825		0.0%

DIVERSIFIED FINANCIALS				0	^	0.0

FOOD & STAPLES RETAILING				49		0.0

REAL ESTATE				19		0.0

		TOTAL CORPORATE BONDS	(Cost $86,399)	85,893		0.0

GOVERNMENT BONDS

FOREIGN GOVERNMENT BONDS				47		0.0

U.S. TREASURY SECURITIES				327		0.0

		TOTAL GOVERNMENT BONDS	(Cost $447)	374		0.0

		TOTAL BONDS	(Cost $86,846)	86,267		0.0

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS				2,138,606		2.1

BANKS
13,622,774	e	US Bancorp		367,407		0.4
30,812,426		Wells Fargo & Co		954,878		1.0
		Other		5,225,229		4.7

				6,547,514		6.1

CAPITAL GOODS
50,324,574		General Electric Co		920,435		0.9
6,911,488		Honeywell International, Inc		367,414		0.4
		Other		8,105,100		7.5

				9,392,949		8.8

COMMERCIAL & PROFESSIONAL SERVICES				1,094,586		1.1

CONSUMER DURABLES & APPAREL
4,850,304	a,e	Jarden Corp		149,730		0.1
		Other		1,888,997		1.8

				2,038,727		1.9

CONSUMER SERVICES
4,844,715	e	McDonald’s Corp		371,880		0.4
5,943,900	*,a,e	Orient-Express Hotels Ltd (Class A)		77,211		0.1
		Other		1,507,511		1.3

				1,956,602		1.8

30 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

DIVERSIFIED FINANCIALS
48,535,460	e	Bank of America Corp	$647,462	0.6%
129,864,771	*	Citigroup, Inc	614,260	0.6
3,553,011		Goldman Sachs Group, Inc	597,475	0.5
8,823,000	*,a,e	Japan Asia Investment Co Ltd	6,194	0.0
22,200,627	e	JPMorgan Chase & Co	941,750	0.9
		Other	3,744,038	3.4

			6,551,179	6.0

ENERGY
2,810,209		Apache Corp	335,060	0.3
7,996,172		Chevron Corp	729,650	0.7
3,531,665	*,e	Concho Resources, Inc	309,620	0.3
5,708,173		ConocoPhillips	388,726	0.4
15,808,210	*,e	Denbury Resources, Inc	301,779	0.3
19,112,677	e	Exxon Mobil Corp	1,397,518	1.3
8,320,559	e	Occidental Petroleum Corp	816,246	0.9
7,518,391	e	Schlumberger Ltd	627,787	0.6
		Other	6,580,675	5.8

			11,487,061	10.6

FOOD & STAPLES RETAILING
9,499,944	e	CVS Corp	330,314	0.3
9,164,144		Wal-Mart Stores, Inc	494,223	0.5
		Other	1,170,532	1.0

			1,995,069	1.8

FOOD, BEVERAGE & TOBACCO
10,808,568	e	Coca-Cola Co	710,881	0.7
9,834,877		PepsiCo, Inc	642,513	0.6
9,750,550		Philip Morris International, Inc	570,701	0.5
		Other	3,283,567	3.0

			5,207,662	4.8

HEALTH CARE EQUIPMENT & SERVICES
1,849,546	*,a,e	EnteroMedics, Inc	5,697	0.0
9,454,820	e	UnitedHealth Group, Inc	341,415	0.4
		Other	3,179,600	2.8

			3,526,712	3.2

HOUSEHOLD & PERSONAL PRODUCTS
15,428,570	e	Procter & Gamble Co	992,521	1.0
		Other	869,035	0.7

			1,861,556	1.7

INSURANCE
6,301,989	*,e	Berkshire Hathaway, Inc (Class B)	504,853	0.6
		Other	3,532,554	3.1

			4,037,407	3.7

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 31

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

MATERIALS
2,989,453		Freeport-McMoRan Copper & Gold, Inc (Class B)	$359,004	0.4%
		Other	7,393,907	6.7

			7,752,911	7.1

MEDIA
14,183,775	e	Comcast Corp (Class A)	311,617	0.4
11,483,019	e	Walt Disney Co	430,727	0.5
		Other	2,336,723	1.9

			3,079,067	2.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
12,076,891	*,a,e	Biovitrum AB	72,724	0.1
11,657,526	e	Johnson & Johnson	721,017	0.7
12,248,751	e	Merck & Co, Inc	441,445	0.4
22,167,242	*,a	MPM Bioventures II	5,409	0.0
6,431,978		Novartis AG.	378,008	0.3
46,949,865		Pfizer, Inc	822,091	0.8
4,254,176	*,a	Skyline Venture Fund II Ltd	466	0.0
1,610,533	*,a,e	Vanda Pharmaceuticals, Inc	15,236	0.0
		Other	4,642,431	4.2

			7,098,827	6.5

REAL ESTATE			2,924,104	2.8

RETAILING
5,428,993	e	Target Corp	326,446	0.4
		Other	3,237,345	2.8

			3,563,791	3.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
28,682,158		Intel Corp	603,187	0.7
		Other	2,112,302	1.8

			2,715,489	2.5

SOFTWARE & SERVICES
1,477,075	*	Google, Inc (Class A)	877,339	0.8
431,900	a	Information Development Co	3,027	0.0
5,322,351		International Business Machines Corp	781,107	0.7
43,842,779		Microsoft Corp	1,224,089	1.1
20,056,066		Oracle Corp	627,754	0.6
		Other	3,549,802	3.3

			7,063,118	6.5

TECHNOLOGY HARDWARE & EQUIPMENT
5,549,398	*	Apple, Inc	1,790,015	1.7
24,151,213	*	Cisco Systems, Inc	488,578	0.5
15,963,123	e	Hewlett-Packard Co	672,048	0.7
9,436,663	e	Qualcomm, Inc	467,019	0.5
		Other	3,118,107	2.6

			6,535,767	6.0

32 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

TELECOMMUNICATION SERVICES
28,503,669	e	AT&T, Inc		$837,439	0.9%
16,872,752		Verizon Communications, Inc		603,707	0.6
		Other		2,165,535	1.8

				3,606,681	3.3

TRANSPORTATION
6,096,164	e	United Parcel Service, Inc (Class B)		442,461	0.5
		Other		1,982,400	1.6

				2,424,861	2.1

UTILITIES				3,643,956	3.3

		TOTAL COMMON STOCKS	(Cost $91,853,646)	108,244,202	99.7

PREFERRED STOCKS

AUTOMOBILES & COMPONENTS				5,868	0.0

DIVERSIFIED FINANCIALS				2,954	0.0

FOOD, BEVERAGE & TOBACCO				37,449	0.0

REAL ESTATE				6,469	0.0

TRANSPORTATION				0^	0.0

		TOTAL PREFERRED STOCKS	(Cost $37,252)	52,740	0.0

RIGHTS/WARRANTS

BANKS				328	0.0

CAPITAL GOODS				256	0.0

COMMERCIAL & PROFESSIONAL SERVICES				120	0.0

CONSUMER SERVICES				87	0.0

ENERGY				29	0.0

HEALTH CARE EQUIPMENT & SERVICES				14	0.0

MATERIALS				1,015	0.0

REAL ESTATE				122	0.0

TECHNOLOGY HARDWARE & EQUIPMENT				118	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $226)	2,089	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$10,000,000	d	Federal National Mortgage Association	03/23/11	9,998	0.0
		Other		49,989	0.0

				59,987	0.0

TREASURY DEBT
52,500,000	d	United States Treasury Bill	10/20/11	52,403	0.0
		Other		122,963	0.2

				175,366	0.2

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 33

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
$879,000,000	p	Calyon		$879,000	0.8%
327,000,000	q	CSFB		327,000	0.3
980,000,000	r	Nomura Securities		980,000	0.9
475,000,000	s	Royal Bank of Scotland		475,000	0.4
346,000,000	t	UBS Warburg		346,000	0.3
		Other		818,674	0.8

				3,825,674	3.5

VARIABLE RATE SECURITY				1,253,492	1.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				5,079,166	4.7

TOTAL SHORT-TERM INVESTMENTS			(Cost $5,324,464)	5,314,519	4.9

		TOTAL PORTFOLIO	(Cost $97,302,434)	113,699,817	104.6
		OTHER ASSETS & LIABILITIES, NET		(4,999,926)	(4.6)

		NET ASSETS		$108,699,891	100.0%

*	Non-income producing.

^	Amount represents less than $1,000.

a	Affiliated holding.

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

e	All or a portion of these securities are out on loan.

p	Agreement with Calyon, 0.18% dated 12/31/10 to be repurchased at $879,000,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $896,580,000.

q	Agreement with CSFB, 0.15% dated 12/31/10 to be repurchased at $327,004,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $333,543,000.

r	Agreement with Nomura Securities, 0.25% dated 12/31/10 to be repurchased at $980,020,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $999,600,000.

s	Agreement with Royal Bank of Scotland, 0.20% dated 12/31/10 to be repurchased at $475,008,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $484,505,000.

t	Agreement with UBS Warburg, 0.23% dated 12/31/10 to be repurchased at $346,007,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $352,920,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

34 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2010

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$78,809,248	69.3%

TOTAL DOMESTIC	78,809,248	69.3

FOREIGN
ARGENTINA	4,698	0.0
AUSTRALIA	1,963,341	1.7
AUSTRIA	154,134	0.1
BELGIUM	264,983	0.2
BERMUDA	60,363	0.1
BRAZIL	1,185,679	1.0
CAMBODIA	123	0.0
CANADA	3,220,331	2.8
CAYMAN ISLANDS	819	0.0
CHILE	106,079	0.1
CHINA	1,199,918	1.1
COLOMBIA	60,912	0.1
CYPRUS	2,846	0.0
CZECH REPUBLIC	49,054	0.1
DENMARK	258,500	0.2
EGYPT	31,873	0.0
FINLAND	315,584	0.3
FRANCE	2,209,417	1.9
GERMANY	2,118,364	1.9
GIBRALTAR	9,674	0.0
GREECE	48,094	0.0
GUERNSEY, C.I.	24,793	0.0
HONG KONG	703,570	0.6
HUNGARY	19,056	0.0
INDIA	583,558	0.5
INDONESIA	149,011	0.1
IRELAND	203,995	0.2
ISRAEL	167,040	0.2
ITALY	520,215	0.5
JAPAN	5,169,195	4.5
JERSEY, C.I.	10,030	0.0
KAZAKHSTAN	20,226	0.0
KOREA, REPUBLIC OF	951,634	0.9
LIECHTENSTEIN	1,952	0.0
LUXEMBOURG	21,291	0.0
MACAU	66,925	0.1
MALAYSIA	224,818	0.2
MEXICO	336,626	0.3

Country	Value (000)	% of total portfolio

MONACO	$438	0.0%
MOROCCO	9,790	0.0
NETHERLANDS	1,089,749	1.0
NEW ZEALAND	37,692	0.0
NORWAY	157,410	0.1
PANAMA	8,145	0.0
PERU	29,883	0.0
PHILIPPINES	36,197	0.0
POLAND	114,221	0.1
PORTUGAL	58,843	0.1
PUERTO RICO	8,803	0.0
RUSSIA	412,105	0.4
SINGAPORE	360,441	0.3
SOUTH AFRICA	530,547	0.5
SPAIN	581,883	0.5
SWEDEN	722,767	0.6
SWITZERLAND	2,595,292	2.3
TAIWAN	834,876	0.8
THAILAND	114,524	0.1
TURKEY	103,923	0.1
UKRAINE	2,254	0.0
UNITED ARAB EMIRATES	379	0.0
UNITED KINGDOM	4,641,686	4.1

TOTAL FOREIGN	34,890,569	30.7

TOTAL PORTFOLIO	$113,699,817	100.0%

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 35

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

BONDS

CORPORATE BONDS
UNITED STATES				$90,136	0.6%

		TOTAL CORPORATE BONDS	(Cost $91,402)	90,136	0.6

		TOTAL BONDS	(Cost $91,402)	90,136	0.6

Shares		Company

COMMON STOCKS
ARGENTINA				1,309	0.0

AUSTRALIA
1,323,142		BHP Billiton Ltd		61,237	0.4
		Other		397,486	2.7

				458,723	3.1

AUSTRIA				26,300	0.2

BELGIUM
989,838		InBev NV		56,612	0.4
		Other		17,530	0.1

				74,142	0.5

BERMUDA				2,604	0.0

BRAZIL				120,093	0.8

CANADA				632,083	4.3

CHINA				126,706	0.9

COLOMBIA				6,062	0.0

CYPRUS				349	0.0

CZECH REPUBLIC				4,638	0.0

DENMARK				92,448	0.6

FINLAND				58,948	0.4

FRANCE
2,776,729	*	Accor Services		65,733	0.4
		Other		488,721	3.3

				554,454	3.7

GERMANY
1,168,593		DaimlerChrysler AG. (EUR)		79,220	0.5
502,500		Siemens AG.		62,247	0.4
		Other		376,387	2.5

				517,854	3.4

GIBRALTAR				2,428	0.0

GREECE				6,202	0.0

GUERNSEY, C.I.				3,315	0.0

HONG KONG				153,259	1.0

36 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

INDIA			$87,303	0.6%

INDONESIA			23,203	0.2

IRELAND			56,214	0.4

ISRAEL			29,307	0.2

ITALY
1,264,747		Saipem S.p.A.	62,262	0.4
		Other	59,130	0.4

			121,392	0.8

JAPAN			1,329,247	9.0

JERSEY, C.I.			838	0.0

KAZAKHSTAN			287	0.0

KOREA, REPUBLIC OF			82,960	0.6

LUXEMBOURG			12,690	0.1

MACAU			29,539	0.2

MALAYSIA			10,686	0.1

MEXICO			17,611	0.1

NETHERLANDS
10,067,884	*	ING Groep NV	97,942	0.7
		Other	198,704	1.3

			296,646	2.0

NEW ZEALAND			1,530	0.0

NORWAY			25,898	0.2

PERU			5,259	0.0

PHILIPPINES			10,069	0.1

POLAND			9,398	0.1

PORTUGAL			39,630	0.3

RUSSIA			9,988	0.1

SINGAPORE			95,703	0.6

SOUTH AFRICA			27,946	0.2

SPAIN			127,833	0.9

SWEDEN			121,630	0.8

SWITZERLAND
1,605,216		Nestle S.A.	93,995	0.6
2,215,529		Novartis AG.	130,208	0.9
1,145,227		Philip Morris International, Inc	67,029	0.4
		Other	334,844	2.3

			626,076	4.2

TAIWAN			62,854	0.4

THAILAND			29,235	0.2

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 37

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)		% of net assets

TURKEY				$22,752		0.2%

UNITED KINGDOM
1,705,369		Anglo American plc (London)		88,686		0.6
5,616,370	*	Autonomy Corp plc		131,785		0.9
9,026,397		HSBC Holdings plc		91,629		0.6
1,331,782		Rio Tinto plc		93,156		0.6
2,911,032		Tullow Oil plc		57,232		0.4
23,738,738		Vodafone Group plc		61,364		0.4
		Other		902,392		6.1

				1,426,244		9.6

UNITED STATES
846,097	*	Apple, Inc		272,918		1.8
1,933,071		AT&T, Inc		56,795		0.4
856,943		Chevron Corp		78,195		0.5
2,725,395	*	Cisco Systems, Inc		55,134		0.4
15,560,812	*	Citigroup, Inc		73,603		0.5
1,177,593		Coca-Cola Co		77,451		0.5
5,238,893	*	E*Trade Financial Corp		83,821		0.6
1,806,150		Exxon Mobil Corp		132,065		0.9
3,985,759		General Electric Co		72,901		0.5
2,692,126	*	Gilead Sciences, Inc		97,562		0.6
402,828		Goldman Sachs Group, Inc		67,740		0.4
191,561	*	Google, Inc (Class A)		113,781		0.8
1,649,131		Hewlett-Packard Co		69,429		0.5
576,872		International Business Machines Corp		84,661		0.6
1,355,852	e	iShares MSCI EAFE Index Fund		78,950		0.5
1,116,090		Johnson & Johnson		69,031		0.5
1,811,745		JPMorgan Chase & Co		76,854		0.5
4,876,552		Microsoft Corp		136,153		0.9
970,218		Occidental Petroleum Corp		95,177		0.6
1,085,227		PepsiCo, Inc		70,898		0.5
3,261,779		Pfizer, Inc		57,115		0.4
931,592		Procter & Gamble Co		59,930		0.4
813,329		Schlumberger Ltd		67,912		0.5
609,916		SPDR Trust Series 1		76,715		0.5
814,581		United Parcel Service, Inc (Class B)		59,122		0.4
2,072,656		US Bancorp		55,899		0.4
1,781,959		Verizon Communications, Inc		63,759		0.4
3,380,365		Wells Fargo & Co		104,757		0.7
		Other		4,587,359		31.0

				6,995,687		47.2

		TOTAL COMMON STOCKS	(Cost $12,538,887)	14,577,572		98.3

PREFERRED STOCKS
UNITED STATES				4,310		0.0

		TOTAL PREFERRED STOCKS	(Cost $4,777)	4,310		0.0

RIGHTS/WARRANTS
AUSTRALIA				0	^	0.0

CANADA				101		0.0

HONG KONG				0	^	0.0

ITALY				0	^	0.0

38 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

MALAYSIA				$27	0.0%

PHILIPPINES				137	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $22)	265	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				42,489	0.3

TREASURY DEBT
$89,000,000		United States Treasury Bill	03/31/11	88,973	0.6
		Other		9,998	0.1

				98,971	0.7

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENTS
58,000,000	r	CSFB		58,000	0.4
100,000,000	s	Deutsche Bank		100,000	0.7
60,000,000	t	Morgan Stanley		60,000	0.4
195,000,000	u	Nomura Securities		195,000	1.2
145,000,000	v	UBS Warburg		145,000	1.0
		Other		112,592	0.8

				670,592	4.5

VARIABLE RATE SECURITY				224,646	1.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				895,238	6.0

TOTAL SHORT-TERM INVESTMENTS			(Cost $1,038,426)	1,036,698	7.0

TOTAL PORTFOLIO			(Cost $13,673,514)	15,708,981	105.9

		OTHER ASSETS & LIABILITIES, NET		(875,853)	(5.9)

		NET ASSETS		$14,833,128	100.0%

Abbreviation(s):

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

e	All or a portion of these securities are out on loan.

r	Agreement with CSFB, 0.15% dated 12/31/10 to be repurchased at $58,001,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $59,162,000.

s	Agreement with Deutsche Bank, 0.18% dated 12/31/10 to be repurchased at $100,002,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $102,000,000.

t	Agreement with Morgan Stanley, 0.15% dated 12/31/10 to be repurchased at $60,001,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $61,200,000.

u	Agreement with Nomura Securities, 0.25% dated 12/31/10 to be repurchased at $195,004,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $198,900,000.

v	Agreement with UBS Warburg, 0.23% dated 12/31/10 to be repurchased at $145,003,000 on 01/03/11, collateralized by U.S. Government Agencies securities valued at $147,900,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 39

SUMMARY OF MARKET VALUES BY SECTOR

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2010

Sector	Value (000)	% of net assets

FINANCIALS	$2,891,618	19.5%
CONSUMER DISCRETIONARY	1,997,926	13.5
INFORMATION TECHNOLOGY	1,969,431	13.3
INDUSTRIALS	1,772,537	11.9
ENERGY	1,384,689	9.3
HEALTH CARE	1,376,555	9.3
MATERIALS	1,224,799	8.3
CONSUMER STAPLES	1,206,890	8.1
TELECOMMUNICATION SERVICES	441,214	3.0
UTILITIES	406,624	2.7
SHORT-TERM INVESTMENTS	1,036,698	7.0
OTHER ASSETS & LIABILITIES, NET	(875,853)	(5.9)

NET ASSETS	$14,833,128	100.0%

40 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
6,019,533	*	Ford Motor Co	$101,067	0.7%
2,899,374		Johnson Controls, Inc	110,756	0.9
		Other	93,094	0.7

			304,917	2.3

BANKS			7,164	0.0

CAPITAL GOODS
1,249,529		Boeing Co	81,544	0.6
1,189,360		Caterpillar, Inc	111,394	0.8
777,046		Cummins, Inc	85,483	0.6
1,415,439		Danaher Corp	66,766	0.5
2,147,642		Emerson Electric Co	122,780	0.9
1,420,977		Honeywell International, Inc	75,539	0.6
593,425		Precision Castparts Corp	82,611	0.6
1,298,937		United Technologies Corp	102,253	0.8
		Other	630,117	4.7

			1,358,487	10.1

COMMERCIAL & PROFESSIONAL SERVICES			78,311	0.5

CONSUMER DURABLES & APPAREL			272,001	2.0

CONSUMER SERVICES
1,147,123		McDonald’s Corp	88,052	0.8
2,177,557		Starbucks Corp	69,964	0.5
		Other	301,538	2.1

			459,554	3.4

DIVERSIFIED FINANCIALS
2,470,750		iShares Russell 1000 Growth Index Fund	141,476	1.1
		Other	370,434	2.8

			511,910	3.9

ENERGY
1,010,591	*	Concho Resources, Inc	88,599	0.7
5,554,724	d	Exxon Mobil Corp	406,161	3.1
1,166,504		National Oilwell Varco, Inc	78,447	0.6
849,573		Occidental Petroleum Corp	83,343	0.6
2,119,674		Schlumberger Ltd	176,993	1.3
		Other	466,373	3.3

			1,299,916	9.6

FOOD & STAPLES RETAILING
1,118,501		Costco Wholesale Corp	80,766	0.6
1,251,783		Wal-Mart Stores, Inc	67,509	0.5
		Other	68,697	0.5

			216,972	1.6

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 41

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
2,252,784		Coca-Cola Co	$148,165	1.2%
1,217,826		PepsiCo, Inc	79,561	0.6
2,149,254		Philip Morris International, Inc	125,795	0.9
		Other	239,287	1.7

			592,808	4.4

HEALTH CARE EQUIPMENT & SERVICES
2,137,062	*	Express Scripts, Inc	115,507	0.8
340,062	*	Intuitive Surgical, Inc	87,652	0.7
		Other	480,767	3.5

			683,926	5.0

HOUSEHOLD & PERSONAL PRODUCTS			177,094	1.3

INSURANCE			150,907	1.1

MATERIALS
1,066,687		Freeport-McMoRan Copper & Gold, Inc (Class B)	128,099	1.0
		Other	531,312	3.9

			659,411	4.9

MEDIA
2,078,870		Walt Disney Co	77,977	0.6
		Other	302,884	2.2

			380,861	2.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,889,769		Abbott Laboratories	90,539	0.7
2,439,279	*	Celgene Corp	144,259	1.1
1,602,911	*	Watson Pharmaceuticals, Inc	82,790	0.6
		Other	421,357	3.1

			738,945	5.5

REAL ESTATE			85,286	0.6

RETAILING
1,012,994	*	Amazon.com, Inc	182,340	1.3
194,983	*	Priceline.com, Inc	77,905	0.6
1,388,705		Target Corp	83,504	0.6
		Other	480,911	3.6

			824,660	6.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,620,245		Broadcom Corp (Class A)	70,562	0.6
5,330,179		Intel Corp	112,094	0.9
		Other	356,644	2.5

			539,300	4.0

SOFTWARE & SERVICES
649,325	*	Google, Inc (Class A)	385,679	2.8
1,885,605		International Business Machines Corp	276,731	2.0
2,456,494	*	Intuit, Inc	121,105	0.9
8,911,197		Microsoft Corp	248,801	1.8
6,816,959		Oracle Corp	213,371	1.6

42 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
1,616,100	*	Red Hat, Inc		$73,775	0.5%
		Other		656,605	4.9

				1,976,067	14.5

TECHNOLOGY HARDWARE & EQUIPMENT
1,926,351	*	Apple, Inc		621,364	4.5
8,347,764	*	Cisco Systems, Inc		168,875	1.2
3,015,145	*	EMC Corp		69,047	0.5
3,484,211		Hewlett-Packard Co		146,685	1.1
3,033,007	*	Juniper Networks, Inc		111,979	0.8
1,323,693	*	NetApp, Inc		72,750	0.5
4,287,618		Qualcomm, Inc		212,194	1.7
		Other		256,582	1.9

				1,659,476	12.2

TELECOMMUNICATION SERVICES				68,310	0.5

TRANSPORTATION
1,497,014		United Parcel Service, Inc (Class B)		108,653	0.8
		Other		198,158	1.5

				306,811	2.3

UTILITIES				15,786	0.1

		TOTAL COMMON STOCKS	(Cost $10,953,337)	13,368,880	98.7

RIGHTS/WARRANTS

COMMERCIAL & PROFESSIONAL SERVICES				15	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $16)	15	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

TREASURY DEBT
$163,000,000		United States Treasury Bill	03/31/11	162,951	1.2

				162,951	1.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $162,951)	162,951	1.2

		TOTAL PORTFOLIO	(Cost $11,116,304)	13,531,846	99.9
		OTHER ASSETS & LIABILITIES, NET		7,849	0.1

		NET ASSETS		$13,539,695	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 43

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2010

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$12,794,103	94.5%

TOTAL DOMESTIC	12,794,103	94.5

FOREIGN
BELGIUM	65,905	0.5
BERMUDA	3,576	0.0
BRAZIL	48,997	0.4
CANADA	101,161	0.7
CHINA	72,436	0.5
DENMARK	31,694	0.2
FRANCE	61,328	0.5
GERMANY	6,555	0.1
GUERNSEY, C.I.	11,507	0.1
HONG KONG	12,064	0.1
INDIA	139	0.0
IRELAND	39,573	0.3
ISRAEL	10,664	0.1
KOREA, REPUBLIC OF	2,933	0.0
MACAU	43,475	0.3
MEXICO	8,860	0.1
NETHERLANDS	23,371	0.2
PANAMA	1,237	0.0
SINGAPORE	8,904	0.1
SPAIN	1,195	0.0
SWEDEN	18,150	0.1
SWITZERLAND	125,796	0.9
TAIWAN	366	0.0
UNITED KINGDOM	37,857	0.3

TOTAL FOREIGN	737,743	5.5

TOTAL PORTFOLIO	$13,531,846	100.0%

44 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)		% of net assets

CORPORATE BONDS

DIVERSIFIED FINANCIALS				$0	^	0.0%

		TOTAL CORPORATE BONDS	(Cost $21)	0	^	0.0

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,545,780	*	Ford Motor Co		42,743		0.4
		Other		60,259		0.6

				103,002		1.0

BANKS
1,463,843		US Bancorp		39,479		0.4
3,714,650		Wells Fargo & Co		115,116		1.0
		Other		211,630		1.9

				366,225		3.3

CAPITAL GOODS
544,621		3M Co		47,001		0.4
579,697		Boeing Co		37,832		0.3
479,716		Caterpillar, Inc		44,929		0.4
8,149,886		General Electric Co		149,060		1.4
712,624		United Technologies Corp		56,099		0.5
		Other		598,560		5.5

				933,481		8.5

COMMERCIAL & PROFESSIONAL SERVICES				108,386		1.0

CONSUMER DURABLES & APPAREL				153,793		1.6

CONSUMER SERVICES
821,624		McDonald’s Corp		63,068		0.7
		Other		175,665		1.4

				238,733		2.1

DIVERSIFIED FINANCIALS
7,657,597		Bank of America Corp		102,152		0.9
16,145,649	*	Citigroup, Inc		76,369		0.7
392,945		Goldman Sachs Group, Inc		66,079		0.6
3,036,996		JPMorgan Chase & Co		128,829		1.2
		Other		338,831		3.1

				712,260		6.5

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 45

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

ENERGY
1,533,300		Chevron Corp	$139,915	1.3%
1,136,576		ConocoPhillips	77,402	0.7
3,894,717	d	Exxon Mobil Corp	284,783	2.6
621,246		Occidental Petroleum Corp	60,944	0.5
1,042,918		Schlumberger Ltd	87,084	0.8
		Other	571,081	5.2

			1,221,209	11.1

FOOD & STAPLES RETAILING
1,039,304		CVS Corp	36,137	0.4
1,483,480		Wal-Mart Stores, Inc	80,003	0.8
		Other	99,259	0.8

			215,399	2.0

FOOD, BEVERAGE & TOBACCO
1,589,700		Altria Group, Inc	39,139	0.4
1,607,968		Coca-Cola Co	105,755	0.9
1,224,979		Kraft Foods, Inc (Class A)	38,600	0.5
1,231,103		PepsiCo, Inc	80,428	0.7
1,413,709		Philip Morris International, Inc	82,745	0.7
		Other	194,277	1.7

			540,944	4.9

HEALTH CARE EQUIPMENT & SERVICES			487,418	4.5

HOUSEHOLD & PERSONAL PRODUCTS
2,198,439		Procter & Gamble Co	141,425	1.3
		Other	90,909	0.8

			232,334	2.1

INSURANCE
1,320,307	*	Berkshire Hathaway, Inc (Class B)	105,769	1.1
		Other	316,015	2.8

			421,784	3.9

MATERIALS
359,361		Freeport-McMoRan Copper & Gold, Inc (Class B)	43,157	0.5
		Other	425,485	3.8

			468,642	4.3

MEDIA
2,148,426		Comcast Corp (Class A)	47,202	0.5
1,495,715		Walt Disney Co	56,105	0.6
		Other	231,504	1.9

			334,811	3.0

46 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,178,349		Abbott Laboratories		$56,455	0.5%
731,615	*	Amgen, Inc		40,165	0.3
2,105,454		Johnson & Johnson		130,223	1.2
2,380,354		Merck & Co, Inc		85,789	0.8
6,157,268		Pfizer, Inc		107,815	1.0
		Other		313,899	2.8

				734,346	6.6

REAL ESTATE				291,756	2.6

RETAILING
267,127	*	Amazon.com, Inc		48,082	0.5
1,293,091		Home Depot, Inc		45,337	0.5
		Other		319,559	2.7

				412,978	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,247,251		Intel Corp		89,319	0.9
		Other		220,987	1.9

				310,306	2.8

SOFTWARE & SERVICES
186,139	*	Google, Inc (Class A)		110,562	1.0
978,915		International Business Machines Corp		143,665	1.3
5,847,026		Microsoft Corp		163,250	1.5
2,909,296		Oracle Corp		91,061	0.9
		Other		440,370	4.0

				948,908	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
694,575	*	Apple, Inc		224,042	2.0
4,359,631	*	Cisco Systems, Inc		88,196	0.8
1,790,146		Hewlett-Packard Co		75,365	0.7
1,252,728		Qualcomm, Inc		61,999	0.6
		Other		284,128	2.6

				733,730	6.7

TELECOMMUNICATION SERVICES
4,510,739		AT&T, Inc		132,525	1.3
2,157,765		Verizon Communications, Inc		77,204	0.7
		Other		96,175	0.8

				305,904	2.8

TRANSPORTATION
545,182		United Parcel Service, Inc (Class B)		39,569	0.4
		Other		177,522	1.6

				217,091	2.0

UTILITIES				368,446	3.4

		TOTAL COMMON STOCKS	(Cost $8,793,038)	10,861,886	99.1

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 47

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2010

Shares	Company		Value (000)	% of net assets

RIGHTS/WARRANTS

COMMERCIAL & PROFESSIONAL SERVICES			$27	0.0%

CONSUMER SERVICES			1	0.0

	TOTAL RIGHTS/WARRANTS	(Cost $29)	28	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			29,993	0.3

TREASURY DEBT
$43,000,000	United States Treasury Bill	03/31/11	42,987	0.4
	Other		9,998	0.1

			52,985	0.5

	TOTAL SHORT-TERM INVESTMENTS	(Cost $82,975)	82,978	0.8

	TOTAL PORTFOLIO	(Cost $8,876,063)	10,944,892	99.9
	OTHER ASSETS & LIABILITIES, NET		16,760	0.1

	NET ASSETS		$10,961,652	100.0%

*	Non-income producing.

^	Amount represents less than $1,000.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal	Issuer		Value (000)	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS			$5,045	0.1%

COMMERCIAL & PROFESSIONAL SERVICES			4,312	0.0

HOUSEHOLD & PERSONAL PRODUCTS			4,946	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			808	0.0

TOTAL BANK LOAN OBLIGATIONS		(Cost $15,009)	15,111	0.1

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			9,438	0.1

BANKS
$50,000,000	JPMorgan Chase & Co	3.130%, 12/01/11	51,246	0.4
	Other		634,253	5.2

			685,499	5.6

CAPITAL GOODS			85,636	0.7

COMMERCIAL & PROFESSIONAL SERVICES			69,738	0.6

CONSUMER DURABLES & APPAREL			14,514	0.1

CONSUMER SERVICES			20,413	0.2

DIVERSIFIED FINANCIALS
61,500,000	General Electric Capital Corp	2.250%, 03/12/12	62,802	0.5
147,725,000	General Electric Capital Corp 1.880%–6.880%,	12/09/11–01/10/39	151,806	1.3
54,875,000	GMAC, Inc	1.750%, 10/30/12	55,847	0.5
61,800,000	GMAC, Inc	2.200%, 12/19/12	63,564	0.5
	Other		600,579	4.9

			934,598	7.7

ENERGY			371,330	3.1

FOOD & STAPLES RETAILING			41,595	0.3

FOOD, BEVERAGE & TOBACCO			140,621	1.2

HEALTH CARE EQUIPMENT & SERVICES			53,992	0.4

HOUSEHOLD & PERSONAL PRODUCTS			7,102	0.1

INSURANCE			131,159	1.1

MATERIALS			175,040	1.4

MEDIA			106,993	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			97,625	0.8

REAL ESTATE			59,747	0.5

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 49

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

RETAILING				$76,741	0.6%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				13,769	0.1

SOFTWARE & SERVICES				55,688	0.5

TECHNOLOGY HARDWARE & EQUIPMENT				66,254	0.5

TELECOMMUNICATION SERVICES				205,341	1.7

TRANSPORTATION				80,604	0.7

UTILITIES				271,007	2.2

		TOTAL CORPORATE BONDS	(Cost $3,628,951)	3,774,444	31.1

GOVERNMENT BONDS

AGENCY SECURITIES
$76,000,000		Federal National Mortgage Association (FNMA)	2.750%, 03/13/14	79,437	0.7
188,400,000		FNMA	1.130%–5.000%, 04/28/11–11/20/14	194,481	1.6
112,000,000		Private Export Funding Corp	2.250%–5.450%, 12/15/11–12/15/21	118,431	1.1
		Other		260,363	2.0

				652,712	5.4

FOREIGN GOVERNMENT BONDS
130,175,000		Province of Ontario Canada	2.630%–4.400%, 01/20/12–04/14/20	135,067	1.1
		Other		369,042	3.0

				504,109	4.1

MORTGAGE BACKED
50,000,000		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/15/41	51,234	0.4
100,000,000	h	FGLMC	5.000%, 01/15/41	104,875	0.9
49,000,000	h	FGLMC	5.500%, 01/15/41	52,216	0.4
473,927,594	h	FGLMC	4.000%–8.000%, 04/01/11–01/15/40	504,323	4.2
53,000,000		Federal National Mortgage Association (FNMA)	5.000%, 01/25/26	56,230	0.5
180,000,000	h	FNMA	4.000%, 01/25/40	179,044	1.5
49,000,000		FNMA	4.500%, 01/25/40	50,294	0.4
201,000,000	h	FNMA	5.000%, 01/25/40	211,301	1.7
248,000,000	h	FNMA	5.500%, 01/25/40	265,321	2.2
297,000,000	h	FNMA	6.000%, 01/25/40	322,803	2.7
83,456,517		FNMA	4.500%, 09/01/40	85,745	0.7
56,800,526		FNMA	4.500%, 09/01/40	58,358	0.5
984,727,724	h,i	FNMA	3.500%–9.000%, 06/01/11–01/25/41	1,045,521	8.6
172,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/40	178,558	1.5
152,000,000	h	GNMA	5.000%, 01/15/40	161,595	1.3
48,000,000	h	GNMA	5.500%, 01/15/40	51,870	0.4
50,000,000	h	GNMA	5.000%, 01/20/41	53,149	0.4
237,703,377	h	GNMA	4.000%–9.500%, 06/15/16–01/15/44	253,122	2.1
		Other		89,302	0.7

				3,774,861	31.1

50 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

MUNICIPAL BONDS				$70,716	0.6%

U.S. TREASURY SECURITIES
$358,872,000		United States Treasury Bond	8.000%, 11/15/21	507,580	4.2
49,175,000		United States Treasury Bond	5.250%, 02/15/29	56,398	0.5
111,861,000		United States Treasury Bond	5.380%, 02/15/31	130,580	1.1
90,332,000		United States Treasury Bond	4.380%, 05/15/40	90,769	0.7
62,385,000		United States Treasury Bond	3.880%, 08/15/40	57,462	0.5
102,500,000		United States Treasury Note	1.380%, 11/15/12	104,030	0.9
81,829,000		United States Treasury Note	3.130%, 09/30/13	86,809	0.7
62,337,000		United States Treasury Note	2.750%, 10/31/13	65,527	0.5
189,533,000		United States Treasury Note	2.000%, 11/30/13	195,130	1.6
76,420,000		United States Treasury Note	2.250%, 01/31/15	78,450	0.6
62,411,000		United States Treasury Note	2.500%, 04/30/15	64,522	0.5
197,421,000		United States Treasury Note	2.130%, 05/31/15	200,567	1.7
70,952,000		United States Treasury Note	1.750%, 07/31/15	70,725	0.6
200,332,500		United States Treasury Note	1.250%, 09/30/15	194,369	1.6
50,000,000		United States Treasury Note	3.130%, 10/31/16	52,156	0.4
426,312,500		United States Treasury Note	0.380%–3.130%, 04/30/12–11/15/20	426,868	3.5
		Other		52,781	0.4

				2,434,723	20.0

		TOTAL GOVERNMENT BONDS	(Cost $7,268,132)	7,437,121	61.2

STRUCTURED ASSETS

ASSET BACKED				181,427	1.5

OTHER MORTGAGE BACKED				557,554	4.6

		TOTAL STRUCTURED ASSETS	(Cost $712,567)	738,981	6.1

		TOTAL BONDS	(Cost $11,609,650)	11,950,546	98.4

Shares		Company

PREFERRED STOCKS

BANKS				1,151	0.0

		TOTAL PREFERRED STOCKS	(Cost $49,941)	1,151	0.0

TIAA-CREF MUTUAL FUND
574,127	a	TIAA-CREF High-Yield Fund		5,632	0.0

		TOTAL TIAA-CREF MUTUAL FUND	(Cost $5,319)	5,632	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$162,145,000		Federal National Mortgage Association (FNMA)	01/05/11–02/17/11	162,125	1.3
60,970,000		Federal Home Loan Mortgage Corp (FHLMC)	01/18/11	60,967	0.5
50,000,000		FHLMC	01/24/11	49,996	0.4
50,000,000		FHLMC	01/31/11	49,994	0.4

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 51

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal	Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT—continued
$50,000,000	Federal Home Loan Bank (FHLB)	01/03/11	$50,000	0.4%
50,000,000	FHLB	01/07/11	49,999	0.4
50,000,000	FHLB	01/10/11	49,999	0.4
149,204,000	FHLB	01/13/11	149,202	1.3
115,922,000	FHLB	01/14/11	115,918	1.0
88,000,000	FHLB	01/26/11	87,991	0.7
50,000,000	FHLB	01/28/11	49,995	0.4
100,000,000	FHLB	02/11/11	99,984	0.8
166,290,000	FHLB	01/04/11–03/16/11	166,277	1.4
	Other		15,998	0.1

			1,158,445	9.5

TREASURY DEBT
387,502,000	United States Treasury Bill	01/13/11	387,493	3.2
221,346,000	United States Treasury Bill	01/20/11	221,337	1.8
50,000,000	United States Treasury Bill	02/03/11	49,995	0.4
75,000,000	United States Treasury Bill	03/31/11	74,976	0.6
133,343,000	United States Treasury Bill	01/06/11–12/15/11	133,294	1.2

			867,095	7.2

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,025,536)	2,025,540	16.7

	TOTAL PORTFOLIO	(Cost $13,705,455)	13,997,980	115.2
	OTHER ASSETS & LIABILITIES, NET		(1,849,510)	(15.2)

	NET ASSETS		$12,148,470	100.0%

a	Affiliated holding.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

PORTFOLIO OF INVESTMENTS

CREF INFLATION-LINKED BOND ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
$79,375,618	k	United States Treasury Inflation Indexed Bonds	3.380%, 01/15/12	$82,979	1.0%
227,975,299	k	United States Treasury Inflation Indexed Bonds	2.000%, 04/15/12	236,257	2.9
359,890,515	k	United States Treasury Inflation Indexed Bonds	3.000%, 07/15/12	382,271	4.7
184,023,174	k	United States Treasury Inflation Indexed Bonds	0.630%, 04/15/13	189,587	2.3
344,257,561	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/13	367,091	4.5
359,045,209	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	385,469	4.7
228,691,420	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	240,501	2.9
305,346,162	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	330,036	4.0
319,472,327	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/15	340,662	4.2
169,542,240	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	173,304	2.1
285,142,768	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/15	308,890	3.8
278,174,655	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	302,906	3.7
264,860,051	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	297,264	3.6
240,549,317	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/17	268,062	3.3
217,377,380	k	United States Treasury Inflation Indexed Bonds	2.630%, 07/15/17	247,386	3.0
223,455,357	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/18	239,115	2.9
210,547,920	k	United States Treasury Inflation Indexed Bonds	1.380%, 07/15/18	221,881	2.7
218,498,280	k	United States Treasury Inflation Indexed Bonds	2.130%, 01/15/19	241,782	3.0
226,365,880	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/19	246,120	3.0
257,087,712	k	United States Treasury Inflation Indexed Bonds	1.380%, 01/15/20	267,170	3.3
245,322,303	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	251,187	3.1
388,401,942	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	432,218	5.4
260,957,468	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	277,084	3.4
213,319,183	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	237,068	2.9
214,112,094	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	217,959	2.7
274,526,345	k	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	354,375	4.3
201,079,536	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	228,163	2.8
300,515,020	k	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	403,042	4.9
85,337,324	k	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	110,292	1.3
218,713,539	k	United States Treasury Inflation Indexed Bonds	2.130%, 02/15/40	231,495	2.8

				8,111,616	99.2

		TOTAL GOVERNMENT BONDS	(Cost $7,558,652)	8,111,616	99.2

SHORT-TERM INVESTMENTS

TREASURY DEBT
6,000,000		United States Treasury Bill	03/10/11	5,999	0.1

				5,999	0.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $5,999)	5,999	0.1

		TOTAL PORTFOLIO	(Cost $7,564,651)	8,117,615	99.3
		OTHER ASSETS & LIABILITIES, NET		59,207	0.7

		NET ASSETS		$8,176,822	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 53

SUMMARY PORTFOLIO OF INVESTMENTS

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS				$11,039	0.1%

BANKS				181,314	1.8

CAPITAL GOODS				24,344	0.2

COMMERCIAL & PROFESSIONAL SERVICES				5,278	0.0

CONSUMER DURABLES & APPAREL				8,190	0.1

CONSUMER SERVICES				26,879	0.3

DIVERSIFIED FINANCIALS				73,114	0.7

ENERGY				68,022	0.7

FOOD & STAPLES RETAILING				11,250	0.1

FOOD, BEVERAGE & TOBACCO				41,714	0.4

HEALTH CARE EQUIPMENT & SERVICES				48,564	0.5

HOUSEHOLD & PERSONAL PRODUCTS				1,035	0.0

INSURANCE				53,909	0.5

MATERIALS				52,193	0.5

MEDIA				31,975	0.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				28,450	0.3

REAL ESTATE				33,169	0.3

RETAILING				21,869	0.2

SOFTWARE & SERVICES				13,540	0.1

TECHNOLOGY HARDWARE & EQUIPMENT				16,902	0.2

TELECOMMUNICATION SERVICES				8,170	0.1

TRANSPORTATION				58,156	0.6

UTILITIES				121,213	1.2

		TOTAL CORPORATE BONDS	(Cost $898,082)	940,289	9.2

GOVERNMENT BONDS

AGENCY SECURITIES				293,902	2.9

FOREIGN GOVERNMENT BONDS				130,608	1.3

MORTGAGE BACKED
$266,020,443	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.000%–8.000%, 03/01/11–01/15/41	282,359	2.8
37,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/40	36,803	0.4
56,000,000	h	FNMA	5.000%, 01/25/40	58,870	0.6
40,000,000	h	FNMA	5.500%, 01/25/40	42,794	0.4
66,000,000	h	FNMA	6.000%, 01/25/40	71,734	0.7
431,675,708	h,i	FNMA	3.500%–8.500%, 06/01/11–01/25/41	454,297	4.4

54 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED—continued
$47,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/40	$48,792	0.5%
119,669,322	h	GNMA	4.000%–9.000%, 04/15/15–09/15/43	127,505	1.2
		Other		43,021	0.4

				1,166,175	11.4

MUNICIPAL BONDS				170,103	1.6

U.S. TREASURY SECURITIES
86,143,000		United States Treasury Bond	8.000%, 11/15/21	121,839	1.2
42,254,000		United States Treasury Note	1.000%, 12/31/11	42,530	0.4
36,625,000		United States Treasury Note	1.380%, 11/15/12	37,172	0.4
34,030,000		United States Treasury Note	2.250%, 05/31/14	35,202	0.3
33,395,000		United States Treasury Note	2.380%, 08/31/14	34,595	0.3
134,579,500		United States Treasury Note	1.250%, 09/30/15	130,574	1.3
106,225,000		United States Treasury Note	1.250%, 10/31/15	102,806	1.0
39,870,000		United States Treasury Note	1.380%, 11/30/15	38,746	0.4
78,390,000		United States Treasury Note	2.630%, 11/15/20	73,944	0.7
179,676,000		United States Treasury Note	0.500%–3.130%, 09/30/11–08/31/17	180,515	1.8
		Other		90,808	0.9

				888,731	8.7

		TOTAL GOVERNMENT BONDS	(Cost $2,606,882)	2,649,519	25.9

STRUCTURED ASSETS
ASSET BACKED				77,510	0.7

OTHER MORTGAGE BACKED				190,658	1.8

		TOTAL STRUCTURED ASSETS	(Cost $262,396)	268,168	2.5

		TOTAL BONDS	(Cost $3,767,360)	3,857,976	37.6

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,520,066	*	Ford Motor Co		42,313	0.4
		Other		96,906	0.9

				139,219	1.3

BANKS
1,419,643		US Bancorp		38,287	0.4
2,381,432		Wells Fargo & Co		73,800	0.7
		Other		321,514	3.1

				433,601	4.2

CAPITAL GOODS
465,201		3M Co		40,147	0.4
448,498		Caterpillar, Inc		42,005	0.4
669,491		Emerson Electric Co		38,275	0.4
		Other		382,438	3.7

				502,865	4.9

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 55

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company	Value (000)	% of net assets

COMMERCIAL & PROFESSIONAL SERVICES			$45,339	0.4%

CONSUMER DURABLES & APPAREL			108,496	1.1

CONSUMER SERVICES
650,379		McDonald’s Corp	49,922	0.5
		Other	65,998	0.6

			115,920	1.1

DIVERSIFIED FINANCIALS			298,775	2.9

ENERGY
345,706		Apache Corp	41,220	0.4
478,227	*	Devon Energy Corp	37,546	0.4
		Other	542,074	5.3

			620,840	6.1

FOOD & STAPLES RETAILING			177,429	1.7

FOOD, BEVERAGE & TOBACCO
851,953		PepsiCo, Inc	55,658	0.5
		Other	173,523	1.7

			229,181	2.2

HEALTH CARE EQUIPMENT & SERVICES			201,476	2.0

HOUSEHOLD & PERSONAL PRODUCTS
1,245,557		Procter & Gamble Co	80,126	0.8
		Other	99,471	1.0

			179,597	1.8

INSURANCE			232,413	2.3

MATERIALS			437,267	4.3

MEDIA
1,299,088		Walt Disney Co	48,728	0.5
		Other	127,146	1.2

			175,874	1.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
875,251		Abbott Laboratories	41,932	0.4
718,472	*	Amgen, Inc	39,443	0.4
1,366,323		Bristol-Myers Squibb Co	36,179	0.4
1,221,240		Johnson & Johnson	75,533	0.7
1,615,048		Merck & Co, Inc	58,205	0.6
		Other	201,968	2.0

			453,260	4.5

REAL ESTATE			123,492	1.2

RETAILING
646,103		Target Corp	38,849	0.4
		Other	190,382	1.9

			229,231	2.3

56 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2010

Shares		Company		Value (000)	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,922,828		Intel Corp		$61,468	0.6%
1,097,771		Texas Instruments, Inc		35,678	0.3
		Other		50,093	0.5

				147,239	1.4

SOFTWARE & SERVICES
116,088	*	Google, Inc (Class A)		68,953	0.7
585,550		International Business Machines Corp		85,935	0.8
3,490,550		Microsoft Corp		97,456	1.0
1,336,717		Oracle Corp		41,839	0.4
		Other		141,082	1.4

				435,265	4.3

TECHNOLOGY HARDWARE & EQUIPMENT
2,955,017	*	Cisco Systems, Inc		59,780	0.6
1,247,948		Hewlett-Packard Co		52,540	0.5
		Other		165,733	1.6

				278,053	2.7

TELECOMMUNICATION SERVICES				176,162	1.7

TRANSPORTATION
497,153		United Parcel Service, Inc (Class B)		36,083	0.3
		Other		148,902	1.5

				184,985	1.8

UTILITIES				273,447	2.7

		TOTAL COMMON STOCKS	(Cost $5,009,601)	6,199,426	60.6

PREFERRED STOCKS

BANKS				562	0.0

		TOTAL PREFERRED STOCKS	(Cost $24,353)	562	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$43,487,000		Federal Home Loan Bank (FHLB)	02/11/11	43,480	0.4
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	03/28/11	49,987	0.5
37,700,000		Federal National Mortgage Association (FNMA)	02/09/11	37,694	0.4
23,553,000		FNMA	03/01/11	23,542	0.2
		Other		273,161	2.8

				427,864	4.3

TREASURY DEBT
75,000,000		United States Treasury Bill	03/10/11	74,983	0.7
50,000,000		United States Treasury Bill	03/31/11	49,984	0.5
		Other		61,339	0.6

				186,306	1.8

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 57

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ DECEMBER 31, 2010

Principal	Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

GOVERNMENT AGENCY DEBT
$67,872,000	Federal Home Loan Bank (FHLB)	01/07/11	$67,872	0.7%
44,800,000	FHLB	02/23/11	44,789	0.4
35,900,000	Federal Home Loan Mortgage Corp (FHLMC)	02/22/11	35,893	0.3
51,447,000	Federal National Mortgage Association (FNMA)	03/01/11	51,439	0.5

			199,993	1.9

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			199,993	1.9

	TOTAL SHORT-TERM INVESTMENTS	(Cost $814,139)	814,163	8.0

	TOTAL PORTFOLIO	(Cost $9,615,453)	10,872,127	106.2
	OTHER ASSETS & LIABILITIES, NET		(633,601)	(6.2)

	NET ASSETS		$10,238,526	100.0%

*	Non-income producing.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

CERTIFICATE OF DEPOSIT
$175,000,000	Bank of Montreal	0.230%–0.250%, 01/06/11–02/28/11	$175,000	1.4%
244,600,000	Bank of Nova Scotia	0.240%–0.290%, 01/20/11–03/03/11	244,600	2.0
135,510,000	Barclays Bank plc	0.400%–0.510%, 01/11/11–06/20/11	135,510	1.1
139,000,000	BNP Paribas	0.250%–0.630%, 01/10/11–02/15/11	139,007	1.2
63,550,000	Rabobank Nederland NV	0.330%, 03/11/11	63,555	0.5
167,400,000	Toronto-Dominion Bank	0.230%–0.300%, 01/13/11–05/09/11	167,400	1.4
	Other		230,000	2.0

			1,155,072	9.6

COMMERCIAL PAPER
55,365,000	American Honda Finance Corp	02/03/11	55,354	0.5
172,476,000	American Honda Finance Corp	01/06/11–03/03/11	172,431	1.4
59,300,000	Australia & New Zealand Banking Group Ltd	01/10/11	59,296	0.5
191,002,000	Coca-Cola Co	01/04/11–03/25/11	190,958	1.6
207,655,000	General Electric Capital Corp	02/10/11–05/03/11	207,555	1.7
72,950,000	Johnson & Johnson	01/14/11	72,945	0.6
209,258,000	Johnson & Johnson	01/05/11–05/03/11	209,210	1.8
71,980,000	Nestle Capital Corp	04/05/11	71,934	0.6
194,915,000	Nestle Capital Corp	01/04/11–04/01/11	194,884	1.6
75,000,000	Old Line Funding LLC	01/25/11	74,988	0.6
165,178,000	Old Line Funding LLC	01/04/11–03/18/11	165,158	1.4
320,315,000	Private Export Funding Corp	01/10/11–07/06/11	320,153	2.6
221,305,000	Procter & Gamble Co	01/05/11–05/11/11	221,215	1.8
132,415,000	Rabobank USA Financial Corp	02/07/11–04/08/11	132,370	1.1
239,665,000	Royal Bank of Canada	01/06/11–04/25/11	239,564	2.0
199,995,000	Sheffield Receivables Corp	01/13/11–03/24/11	199,924	1.7
399,663,000	Straight-A Funding LLC	01/06/11–03/09/11	399,560	3.3
53,700,000	Toronto-Dominion Holdings USA, Inc	01/20/11	53,693	0.5
76,170,000	US Bank NA	0.250% 01/11/11	76,170	0.6
	Other		1,289,014	10.7

			4,406,376	36.6

GOVERNMENT AGENCY DEBT
160,246,000	Federal Home Loan Bank (FHLB)	01/28/11	160,225	1.3
158,835,000	FHLB	01/21/11	158,820	1.3
62,585,000	FHLB	01/26/11	62,577	0.5
60,316,000	FHLB	01/19/11	60,311	0.5
151,524,000	FHLB	02/02/11	151,502	1.3
83,425,000	FHLB	02/18/11	83,406	0.7
70,000,000	FHLB	02/04/11	69,990	0.6
64,370,000	FHLB	02/23/11	64,354	0.5
597,244,000	FHLB	01/04/11–05/06/11	597,140	5.0

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 59

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT—continued
$94,450,000		Federal Home Loan Mortgage Corp (FHLMC)	02/22/11	$94,427	0.8%
122,338,000		FHLMC	01/24/11	122,324	1.0
59,940,000		FHLMC	01/19/11	59,935	0.5
90,015,000		FHLMC	02/07/11	89,998	0.7
70,000,000		FHLMC	01/03/11	69,999	0.6
86,480,000		FHLMC	01/18/11	86,473	0.7
163,140,000		FHLMC	01/31/11	163,117	1.4
62,415,000		FHLMC	02/25/11	62,400	0.5
401,469,000		FHLMC	01/05/11–06/20/11	401,315	3.3
87,358,000		Federal National Mortgage Association (FNMA)	03/01/11	87,310	0.7
78,055,000		FNMA	02/16/11	78,034	0.6
70,399,000		FNMA	02/23/11	70,381	0.6
150,520,000		FNMA	02/14/11	150,490	1.2
66,072,000		FNMA	01/26/11	66,064	0.6
69,554,000		FNMA	04/13/11	69,516	0.6
55,000,000		FNMA	03/16/11	54,982	0.5
413,442,000		FNMA	01/04/11–05/19/11	413,333	3.4
		Other		47,326	0.4

				3,595,749	29.8

TREASURY DEBT
100,000,000		United States Treasury Bill	03/17/11	99,961	0.8
139,070,000		United States Treasury Bill	03/10/11	139,027	1.2
101,270,000		United States Treasury Bill	04/21/11	101,219	0.8
101,330,000		United States Treasury Bill	05/19/11	101,255	0.8
155,800,000		United States Treasury Bill	01/20/11	155,789	1.3
60,000,000		United States Treasury Bill	05/05/11	59,968	0.5
100,000,000		United States Treasury Bill	05/12/11	99,937	0.8
54,810,000		United States Treasury Bill	01/27/11	54,804	0.5
359,985,000		United States Treasury Bill	01/13/11–06/23/11	359,838	3.0
143,830,000		United States Treasury Note	0.880%, 02/28/11	143,974	1.2
145,000,000		United States Treasury Note	0.880%, 03/31/11	145,248	1.2
112,500,000		United States Treasury Note	0.880%, 05/31/11	112,797	0.9
192,875,000		United States Treasury Note	0.880%, 04/30/11	193,274	1.6
100,000,000		United States Treasury Note	1.130%, 06/30/11	100,449	0.8
125,750,000		United States Treasury Note	0.880%–1.000%, 01/31/11–09/30/11	126,145	1.1

				1,993,685	16.5

VARIABLE RATE NOTES
150,000,000	i	Federal Farm Credit Bank
		(FFCB)	0.160%–0.400%, 05/16/11–07/15/11	149,991	1.2
90,000,000	i	Federal Home Loan Bank (FHLB)	0.320%, 05/26/11	90,000	0.8
120,000,000	i	FHLB	0.160%, 07/11/11	119,986	1.0
90,000,000	i	FHLB	0.370%, 06/01/11	90,008	0.8
100,000,000	i	FHLB	0.270%, 08/12/11	100,000	0.8

60 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF MONEY MARKET ACCOUNT ▪ DECEMBER 31, 2010

Principal		Issuer		Value (000)	% of net assets

VARIABLE RATE NOTES—continued
$151,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.180%, 11/09/11	$151,404	1.3%
100,000,000	i	FHLMC	0.350%, 01/09/12	100,077	0.8
		Other		102,384	0.8

				903,850	7.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $12,054,732)	12,054,732	100.0

		TOTAL PORTFOLIO	(Cost $12,054,732)	12,054,732	100.0
		OTHER ASSETS & LIABILITIES, NET		(1,047)	0.0

		NET ASSETS		$12,053,685	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 61

STATEMENTS OF ASSETS AND LIABILITIES

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2010

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at value:
Unaffiliated issuers*†	$113,364,123	$15,708,981	$13,531,846	$10,944,892	$13,992,348	$8,117,615	$10,872,127	$12,054,732
Affiliated issuers‡	335,694	—	—	—	5,632	—	—	—

Total portfolio investments, at value	$113,699,817	$15,708,981	$13,531,846	$10,944,892	$13,997,980	$8,117,615	$10,872,127	$12,054,732
Cash	—	489	461	205	37,411	24	14,609	44
Cash — foreign^	16,477	5,023	—	—	—	—	689	—
Dividends and interest receivable	136,209	20,312	10,218	12,471	83,187	63,372	35,686	2,549
Receivable from securities transactions	69,430	29,273	18,908	185	3,562	—	1,621	—
Receivable for delayed delivery securities	—	—	—	—	50,247	—	13,113	—
Due from affiliates	13,462	1,992	2,560	4,164	—	—	2,776	—
Unrealized appreciation on swap agreements	1,524	—	—	—	—	—	—	—
Other	1,725	627	1,774	616	660	564	923	651

Total assets	113,938,644	15,766,697	13,565,767	10,962,533	14,173,047	8,181,575	10,941,544	12,057,976

LIABILITIES
Payable for collateral for securities loaned	5,088,493	896,846	—	—	—	—	200,002	—
Payable for securities transactions	140,892	34,995	25,164	21	33	—	—	—
Payable for delayed delivery securities	—	—	—	—	2,022,121	—	502,313	—
Due to affiliates	1,454	212	176	128	152	102	127	31
Overdraft payable	611	—	—	—	—	—	—	—
Accumulation withdrawals payable	—	—	—	—	1,665	4,086	—	3,607
Payable for variation margin on open futures contracts	—	—	120	149	—	—	—	—
Other	7,303	1,516	612	583	606	565	576	653

Total liabilities	5,238,753	933,569	26,072	881	2,024,577	4,753	703,018	4,291

NET ASSETS:
Accumulation Fund	$96,598,178	$14,527,036	$13,350,134	$10,764,945	$11,915,360	$7,955,077	$9,968,451	$11,815,876
Annuity Funds	12,101,713	306,092	189,561	196,707	233,110	221,745	270,075	237,809

Total net assets	$108,699,891	$14,833,128	$13,539,695	$10,961,652	$12,148,470	$8,176,822	$10,238,526	$12,053,685

Accumulation units outstanding	400,823	151,646	186,668	116,046	122,271	135,360	72,226	462,763

Accumulation unit value	$241.00	$95.80	$71.52	$92.76	$97.45	$58.77	$138.02	$25.53

* Includes securities loaned of:	$4,888,559	$861,610	$—	$—	$—	$—	$194,873	$—
† Portfolio investments; unaffiliated issuers cost:	$97,008,613	$13,673,514	$11,116,304	$8,876,063	$13,700,136	$7,564,651	$9,615,453	$12,054,732
‡ Portfolio investments; affiliated issuers cost:	$293,821	$—	$—	$—	$5,319	$—	$—	$—
^ Foreign cash, cost:	$16,394	$4,965	$—	$—	$—	$—	$665	$—

62 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 63

STATEMENTS OF OPERATIONS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED DECEMBER 31, 2010

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$310	$72	$143	$19	$423,077	$224,977	$136,997	$31,006
Dividends:
Unaffiliated issuers*	2,020,655	284,486	172,840	191,488	—	—	123,232	—
Affiliated issuers†	1,468	—	—	—	396	—	—	—
Income from securities lending	61,699	10,159	—	—	—	—	1,347	—
Other	—	—	—	—	315	—	59	—

Total income	2,084,132	294,717	172,983	191,507	423,788	224,977	261,635	31,006

EXPENSES
Administrative	256,847	34,832	31,438	25,406	30,242	21,006	23,966	32,961
Distribution	80,261	10,887	9,823	7,932	9,423	6,570	7,497	10,307
Investment advisory	123,082	20,960	14,023	6,957	11,323	7,857	8,650	7,852
Mortality and expense risk charges	4,953	671	607	490	584	406	463	635

Total expenses	465,143	67,350	55,891	40,785	51,572	35,839	40,576	51,755

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	21,105

Net expenses	465,143	67,350	55,891	40,785	51,572	35,839	40,576	30,650

Net investment income (loss)	1,618,989	227,367	117,092	150,722	372,216	189,138	221,059	356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	4,037,280	150,598	547,653	89,132	249,814	26,115	164,719	4
Affiliated issuers	8,083	—	—	—	—	—	—	—
Futures transactions	—	—	361	(833)	—	—	—	—
Foreign currency transactions	(15,207)	(4,931)	(724)	—	—	—	161	—

Net realized gain (loss) on total investments	4,030,156	145,667	547,290	88,299	249,814	26,115	164,880	4

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	9,126,333	1,229,485	1,088,311	1,285,049	110,543	239,476	687,722	—
Affiliated issuers	71,071	—	—	—	322	—	—	—
Futures transactions	—	—	596	572	—	—	—	—
Swap transactions	1,524	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	2,104	556	26	—	—	—	87	—

Net change in unrealized appreciation (depreciation) on total investments	9,201,032	1,230,041	1,088,933	1,285,621	110,865	239,476	687,809	—

Net realized and unrealized gain (loss) on total investments	13,231,188	1,375,708	1,636,223	1,373,920	360,679	265,591	852,689	4

Net increase (decrease) in net assets resulting from operations	$14,850,177	$1,603,075	$1,753,315	$1,524,642	$732,895	$454,729	$1,073,748	$360

* Net of foreign withholding taxes of unaffiliated issuers:	$(76,203)	$(15,256)	$(1,134)	$(29)	$—	$—	$(3,107)	$—
† Net of foreign withholding taxes of affiliated issuers:	$6	$—	$—	$—	$—	$—	$—	$—
‡ Includes net change in unrealized foreign capital gains taxes of:	$(5,626)	$(882)	$(1)	$—	$—	$—	$—	$—

64 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 65

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

(amounts in thousands except accumulation units)	Stock Account		Global Equities Account		Growth Account

	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009

OPERATIONS
Net investment income (loss)	$1,618,989	$1,624,366	$227,367	$228,323	$117,092	$110,493
Net realized gain (loss) on total investments	4,030,156	(13,564,620)	145,667	(1,734,358)	547,290	(1,127,051)
Net change in unrealized appreciation (depreciation) on total investments	9,201,032	35,861,370	1,230,041	4,735,406	1,088,933	4,163,855

Net increase (decrease) from operations	14,850,177	23,921,116	1,603,075	3,229,371	1,753,315	3,147,297

FROM PARTICIPANT TRANSACTIONS
Premiums	6,875,740	5,088,775	1,304,955	1,235,760	1,144,489	1,148,971
Net transfers between CREF Accounts	(1,065,735)	(698,998)	(209,289)	182,259	(234,143)	169,020
Annuity payments	(1,045,265)	(1,017,031)	(22,267)	(20,496)	(14,314)	(12,461)
Withdrawals and death benefits	(9,424,290)	(5,289,627)	(1,333,555)	(788,665)	(1,122,570)	(662,261)

Net increase (decrease) from participant transactions	(4,659,550)	(1,916,881)	(260,156)	608,858	(226,538)	643,269

Net increase (decrease) in net assets	10,190,627	22,004,235	1,342,919	3,838,229	1,526,777	3,790,566

NET ASSETS
Beginning of period	98,509,264	76,505,029	13,490,209	9,651,980	12,012,918	8,222,352

End of period	$108,699,891	$98,509,264	$14,833,128	$13,490,209	$13,539,695	$12,012,918

ACCUMULATION UNITS:
Units purchased	32,235,510	30,287,257	15,291,475	19,589,442	18,118,284	22,787,063
Units sold/transferred	(49,851,601)	(36,208,604)	(18,356,953)	(11,699,295)	(21,833,848)	(10,174,085)
Outstanding:
Beginning of period	418,438,767	424,360,114	154,711,659	146,821,512	190,383,385	177,770,407

End of period	400,822,676	418,438,767	151,646,181	154,711,659	186,667,821	190,383,385

66 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 67

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

(amounts in thousands except accumulation units)	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009

OPERATIONS
Net investment income (loss)	$150,722	$138,750	$372,216	$371,236	$189,138	$93,300
Net realized gain (loss) on total investments	88,299	(177,347)	249,814	17,811	26,115	(9,707)
Net change in unrealized appreciation (depreciation) on total investments	1,285,621	2,089,065	110,865	258,450	239,476	528,299

Net increase (decrease) from operations	1,524,642	2,050,468	732,895	647,497	454,729	611,892

FROM PARTICIPANT TRANSACTIONS
Premiums	1,048,901	941,500	1,544,488	1,255,544	1,154,893	1,098,827
Net transfers between CREF Accounts	64,953	(89,548)	1,032,101	788,667	320,912	677,665
Annuity payments	(14,187)	(12,715)	(18,474)	(16,304)	(17,642)	(16,446)
Withdrawals and death benefits	(1,088,977)	(636,998)	(1,654,383)	(874,791)	(1,401,070)	(767,261)

Net increase (decrease) from participant transactions	10,690	202,239	903,732	1,153,116	57,093	992,785

Net increase (decrease) in net assets	1,535,332	2,252,707	1,636,627	1,800,613	511,822	1,604,677

NET ASSETS
Beginning of period	9,426,320	7,173,613	10,511,843	8,711,230	7,665,000	6,060,323

End of period	$10,961,652	$9,426,320	$12,148,470	$10,511,843	$8,176,822	$7,665,000

ACCUMULATION UNITS:
Units purchased	12,896,125	14,370,656	16,516,310	14,138,124	19,964,332	20,305,060
Units sold/transferred	(13,006,576)	(11,042,114)	(7,013,571)	(1,217,090)	(18,889,999)	(1,948,960)
Outstanding:
Beginning of period	116,156,164	112,827,622	112,768,626	99,847,592	134,285,421	115,929,321

End of period	116,045,713	116,156,164	122,271,365	112,768,626	135,359,754	134,285,421

68 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 69

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009

OPERATIONS
Net investment income (loss)	$221,059	$209,210	$356	$34,229
Net realized gain (loss) on total investments	164,880	(189,815)	4	5
Net change in unrealized appreciation (depreciation) on total investments	687,809	1,537,010	—	(17,004)

Net increase (decrease) from operations	1,073,748	1,556,405	360	17,230

FROM PARTICIPANT TRANSACTIONS
Premiums	927,035	693,959	3,255,717	3,721,036
Net transfers between CREF Accounts	294,562	4,650	(203,360)	(1,033,715)
Annuity payments	(20,250)	(18,034)	(22,504)	(25,396)
Withdrawals and death benefits	(709,871)	(454,235)	(4,303,977)	(4,484,713)

Net increase (decrease) from participant transactions	491,476	226,340	(1,274,124)	(1,822,788)

Net increase (decrease) in net assets	1,565,224	1,782,745	(1,273,764)	(1,805,558)

NET ASSETS
Beginning of period	8,673,302	6,890,557	13,327,449	15,133,007

End of period	$10,238,526	$8,673,302	$12,053,685	$13,327,449

ACCUMULATION UNITS:
Units purchased	7,307,223	6,596,009	127,488,200	145,553,247
Units sold/transferred	(3,465,952)	(4,580,586)	(176,604,913)	(215,785,416)
Outstanding:
Beginning of period	68,384,656	66,369,233	511,879,966	582,112,135

End of period	72,225,927	68,384,656	462,763,253	511,879,966

70 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 71

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Stock Account

	12/31/10	12/31/09	12/31/08		12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$4.506	$4.251	$5.339		$4.754	$4.329
Expenses (a)	1.006	0.849	1.113		0.992	1.095

Net investment income (loss) (a)	3.500	3.402	4.226		3.762	3.234
Net realized and unrealized gain (loss) on total investments	29.246	47.129	(107.993)		15.589	32.372

Net change in accumulation unit value	32.746	50.531	(103.767)		19.351	35.606

Accumulation unit value:
Beginning of period	208.254	157.723	261.490		242.139	206.533

End of period	$241.000	$208.254	$157.723		$261.490	$242.139

TOTAL RETURN*	15.72%	32.04%	(39.68	) %	7.99%	17.24%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.47%	0.49%	0.64%		0.52%	0.49%
Net investment income (loss)	1.63%	1.97%	1.95%		1.44%	1.44%

SUPPLEMENTAL DATA
Portfolio turnover rate	61%	58%	53%		49%	51%
Accumulation units outstanding at the end of year†	401	418	424		448	469
Accumulation fund net assets†	$96,598	$87,141	$66,931		$117,078	$113,675
Net assets at the end of year†	$108,700	$98,509	$76,505		$134,560	$131,097

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

72 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Global Equities Account

	12/31/10	12/31/09	12/31/08		12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.888	$1.862	$2.587		$2.069	$1.716
Expenses (a)	0.432	0.374	0.462		0.409	0.481

Net investment income (loss) (a)	1.456	1.488	2.125		1.660	1.235
Net realized and unrealized gain (loss) on total investments	8.987	19.648	(49.181)		8.522	14.969

Net change in accumulation unit value	10.443	21.136	(47.056)		10.182	16.204

Accumulation unit value:
Beginning of period	85.353	64.217	111.273		101.091	84.887

End of period	$95.796	$85.353	$64.217		$111.273	$101.091

TOTAL RETURN*	12.24%	32.91%	(42.29	) %	10.07%	19.09%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.50%	0.53%	0.68%		0.56%	0.52%
Net investment income (loss)	1.69%	2.11%	2.34%		1.53%	1.35%

SUPPLEMENTAL DATA
Portfolio turnover rate	81%	59%	76%		108%	137%
Accumulation units outstanding at the end of year†	152	155	147		153	151
Accumulation fund net assets†	$14,527	$13,205	$9,429		$17,039	$15,293
Net assets at the end of year†	$14,833	$13,490	$9,652		$17,461	$15,674

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 73

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Growth Account

	12/31/10	12/31/09	12/31/08		12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.907	$0.836	$0.740		$0.694	$0.625
Expenses (a)	0.293	0.249	0.316		0.272	0.321

Net investment income (loss) (a)	0.614	0.587	0.424		0.422	0.304
Net realized and unrealized gain (loss) on total investments	8.706	16.058	(30.509)		10.416	3.066

Net change in accumulation unit value	9.320	16.645	(30.085)		10.838	3.370

Accumulation unit value:
Beginning of period	62.198	45.553	75.638		64.800	61.430

End of period	$71.518	$62.198	$45.553		$75.638	$64.800

TOTAL RETURN*	14.98%	36.54%	(39.78	) %	16.73%	5.49%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.46%	0.48%	0.69%		0.55%	0.52%
Net investment income (loss)	0.96%	1.14%	0.68%		0.60%	0.49%

SUPPLEMENTAL DATA
Portfolio turnover rate	77%	81%	82%		127%	109%
Accumulation units outstanding at the end of year†	187	190	178		181	182
Accumulation fund net assets†	$13,350	$11,842	$8,098		$13,666	$11,780
Net assets at the end of year†	$13,540	$12,013	$8,222		$13,883	$11,985

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

74 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Equity Index Account

	12/31/10	12/31/09	12/31/08		12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.613	$1.470	$1.823		$1.806	$1.636
Expenses (a)	0.343	0.288	0.429		0.383	0.385

Net investment income (loss) (a)	1.270	1.182	1.394		1.423	1.251
Net realized and unrealized gain (loss) on total investments	11.830	16.176	(38.771)		3.050	11.332

Net change in accumulation unit value	13.100	17.358	(37.377)		4.473	12.583

Accumulation unit value:
Beginning of period	79.664	62.306	99.683		95.210	82.627

End of period	$92.764	$79.664	$62.306		$99.683	$95.210

TOTAL RETURN*	16.45%	27.86%	(37.50	) %	4.70%	15.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.42%	0.43%	0.59%		0.47%	0.43%
Net investment income (loss)	1.54%	1.77%	1.67%		1.39%	1.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	8%	5%	7%		9%	10%
Accumulation units outstanding at the end of year†	116	116	113		113	116
Accumulation fund net assets†	$10,765	$9,253	$7,030		$11,225	$11,033
Net assets at the end of year†	$10,962	$9,426	$7,174		$11,474	$11,283

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 75

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Bond Market Account

	12/31/10		12/31/09		12/31/08	12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$3.470		$3.818		$4.241	$4.260	$3.990
Expenses (a)	0.422		0.399		0.416	0.315	0.373

Net investment income (loss) (a)	3.048		3.419		3.825	3.945	3.617
Net realized and unrealized gain (loss) on total investments	3.096		2.556		(2.777)	0.806	(0.467)

Net change in accumulation unit value	6.144		5.975		1.048	4.751	3.150

Accumulation unit value:
Beginning of period	91.306		85.331		84.283	79.532	76.382

End of period	$97.450		$91.306		$85.331	$84.283	$79.532

TOTAL RETURN*	6.73%		7.00%		1.24%	5.97%	4.12%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.44%		0.45%		0.61%	0.51%	0.48%
Net investment income (loss)	3.19%		3.88%		4.53%	4.86%	4.69%

SUPPLEMENTAL DATA
Portfolio turnover rate	230	% (b)	185	% (b)	125%	174%	219%
Accumulation units outstanding at the end of year†	122		113		100	89	78
Accumulation fund net assets†	$11,915		$10,296		$8,520	$7,494	$6,219
Net assets at the end of year†	$12,148		$10,512		$8,711	$7,680	$6,395

(a)	Based on average units outstanding.

(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2010 and December 31, 2009 were 62% and 96%, respectively.

*	Based on per accumulation unit data.

†	Millions

76 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Inflation-Linked Bond Account

	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.596	$0.974	$2.700	$2.618	$1.560
Expenses (a)	0.254	0.241	0.249	0.186	0.228

Net investment income (loss) (a)	1.342	0.733	2.451	2.432	1.332
Net realized and unrealized gain (loss) on total investments	1.929	4.119	(3.367)	2.695	(1.339)

Net change in accumulation unit value	3.271	4.852	(0.916)	5.127	(0.007)

Accumulation unit value:
Beginning of period	55.499	50.647	51.563	46.436	46.443

End of period	$58.770	$55.499	$50.647	$51.563	$46.436

TOTAL RETURN*	5.89%	9.58%	(1.78)%	11.04%	(0.01)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.44%	0.45%	0.58%	0.50%	0.49%
Net investment income (loss)	2.33%	1.38%	4.69%	5.00%	2.83%

SUPPLEMENTAL DATA
Portfolio turnover rate	15%	11%	19%	13%	23%
Accumulation units outstanding at the end of year†	135	134	116	91	77
Accumulation fund net assets†	$7,955	$7,453	$5,871	$4,668	$3,597
Net assets at the end of year†	$8,177	$7,665	$6,060	$4,830	$3,744

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 77

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Social Choice Account

	12/31/10		12/31/09		12/31/08	12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.618		$3.517		$4.191	$4.165	$3.687
Expenses (a)	0.561		0.488		0.600	0.492	0.535

Net investment income (loss) (a)	3.057		3.029		3.591	3.673	3.152
Net realized and unrealized gain (loss) on total investments	11.683		19.530		(34.439)	2.371	8.412

Net change in accumulation unit value	14.740		22.559		(30.848)	6.044	11.564

Accumulation unit value:
Beginning of period	123.277		100.718		131.566	125.522	113.958

End of period	$138.017		$123.277		$100.718	$131.566	$125.522

TOTAL RETURN*	11.95%		22.41%		(23.45)%	4.81%	10.15%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.44%		0.45%		0.61%	0.48%	0.45%
Net investment income (loss)	2.39%		2.81%		3.02%	2.81%	2.65%

SUPPLEMENTAL DATA
Portfolio turnover rate	98	%(b)	85	%(b)	77%	60%	84%
Accumulation units outstanding at the end of year†	72		68		66	68	67
Accumulation fund net assets†	$9,968		$8,430		$6,685	$8,917	$8,458
Net assets at the end of year†	$10,239		$8,673		$6,891	$9,197	$8,733

(a)	Based on average units outstanding.

(b)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2010 and December 31, 2009 were 40% and 49%, respectively.

*	Based on per accumulation unit data.

†	Millions

78 2010 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE YEAR ENDED

	Money Market Account

	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.062	$0.164	$0.700	$1.258	$1.169
Expenses (a)	0.062	0.104	0.124	0.092	0.098

Net investment income (loss) (a)	0.000	0.060	0.576	1.166	1.071
Net realized and unrealized gain (loss) on total investments	0.000	(0.031)	0.032	(0.004)	—

Net change in accumulation unit value	0.000	0.029	0.608	1.162	1.071

Accumulation unit value:
Beginning of period	25.533	25.504	24.896	23.734	22.663

End of period	$25.533	$25.533	$25.504	$24.896	$23.734

TOTAL RETURN*	0.00%	0.11%	2.44%	4.90%	4.73%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.41%	0.43%	0.56%	0.45%	0.43%
Expenses net of TIAA withholding	0.24%	0.41%	0.56%	0.45%	0.43%
Net investment income (loss)	0.00%	0.21%	2.25%	4.79%	4.64%

SUPPLEMENTAL DATA
Accumulation units outstanding at the end of year†	463	512	582	469	393
Accumulation fund net assets†	$11,816	$13,070	$14,846	$11,670	$9,327
Net assets at the end of year†	$12,054	$13,327	$15,133	$11,922	$9,571

(a)	Based on average units outstanding.

*	Based on per accumulation unit data.

†	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2010 Annual Report 79

NOTES TO FINANCIAL STATEMENTS

COLLEGE RETIREMENT EQUITIES FUND

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

80 2010 Annual Report ▪ College Retirement Equities Fund

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Cash: The Accounts hold cash with the custodian. The Accounts are charged a fee for any overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. The value of securities purchased with cash collateral is detailed within the Summary Portfolios of Investments.

College Retirement Equities Fund ▪ 2010 Annual Report 81

NOTES TO FINANCIAL STATEMENTS

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations, which may cause the loans to be undercollateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. The cash collateral for the Growth, Equity Index, Bond Market and Inflation-Linked Bond Accounts is invested in the State Street Navigator Securities Lending Portfolio. As of December 31, 2010, there were no securities out on loan for the Growth, Equity Index, Bond Market and Inflation-Linked Bond Accounts.

At December 31, 2010, the market value of investments of cash collateral for securities loaned (securities, cash and other assets) and the amounts owed to lending counterparties are as follows (amounts are in thousands):

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$5,079,641	$5,088,493
Global Equities	895,324	896,846
Social Choice	200,002	200,002

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially

82 2010 Annual Report ▪ College Retirement Equities Fund

continued

similar (same type, coupon and maturity) securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2005–2010) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Trustees, all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Other Liabilities in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

College Retirement Equities Fund ▪ 2010 Annual Report 83

NOTES TO FINANCIAL STATEMENTS

•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

84 2010 Annual Report ▪ College Retirement Equities Fund

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Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2010, there were no significant transfers between levels by the Accounts.

As of December 31, 2010, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of December 31, 2010 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer Discretionary*	$9,000,759	$3,781,989	$—	$12,782,748
Consumer Staples*	6,502,116	2,599,618	—	9,101,734
Energy*	8,072,404	3,414,686	—	11,487,090
Financials*	12,397,917	7,672,156	—	20,070,073
Health Care*	8,610,493	2,006,408	8,653	10,625,554
Industrials*	8,669,778	4,242,997	—	12,912,775
Information Technology*	13,931,095	2,383,398	—	16,314,493
Materials*	3,441,431	4,312,495	—	7,753,926
Telecommunication Services*	2,182,354	1,424,327	—	3,606,681
Utilities*	2,381,394	1,262,562	—	3,643,956
Domestic Corporate Bonds	—	85,894	—	85,894
Domestic Government Bonds	—	374	—	374
Short-Term Investments	—	5,314,519	—	5,314,519
Swaps **	—	1,524	—	1,524

Total	$75,189,741	$38,502,947	$8,653	$113,701,341

Global Equities
United States	$6,995,952	$4,045	$—	$6,999,997
United Kingdom*	10,497	1,415,747	—	1,426,244
Japan	—	1,329,247	—	1,329,247

College Retirement Equities Fund ▪ 2010 Annual Report 85

NOTES TO FINANCIAL STATEMENTS

Account	Level 1	Level 2	Level 3	Total

Global Equities (continued)
Canada	$45,863	$586,321	$—	$632,184
Switzerland*	77,966	548,110	—	626,076
France	—	554,454	—	554,454
Germany	—	517,854	—	517,854
Australia	—	458,723	—	458,723
Netherlands*	17,727	278,919	—	296,646
Hong Kong	—	153,259	—	153,259
Other*	166,042	1,421,421	—	1,587,463
Domestic Corporate Bonds	—	90,136	—	90,136
Short-Term Investments	—	1,036,698	—	1,036,698

Total	$7,314,047	$8,394,934	$—	$15,708,981

Growth
Consumer Discretionary	$2,128,860	$113,133	$—	$2,241,993
Consumer Staples	920,407	66,467	—	986,874
Energy*	1,241,470	58,446	—	1,299,916
Financials	755,267	—	—	755,267
Health Care*	1,422,871	—	—	1,422,871
Industrials	1,707,066	36,558	—	1,743,624
Information Technology*	4,173,648	1,195	—	4,174,843
Materials*	638,945	20,466	—	659,411
Telecommunication Services	68,310	—	—	68,310
Utilities	15,647	139	—	15,786
Short-Term Investments	—	162,951	—	162,951
Futures**	1,547	—	—	1,547

Total	$13,074,038	$459,355	$—	$13,533,393

Equity Index
Consumer Discretionary	$1,242,860	$—	$—	$1,242,860
Consumer Staples	988,677	—	—	988,677
Energy	1,221,209	—	—	1,221,209
Financials	1,792,113	—	—	1,792,113
Health Care	1,221,764	—	—	1,221,764
Industrials	1,259,775	—	—	1,259,775
Information Technology	1,992,524	—	—	1,992,524
Materials	468,642	—	—	468,642
Telecommunication Services	305,904	—	—	305,904
Utilities	368,446	—	—	368,446
Short-Term Investments	—	82,978	—	82,978
Futures**	836	—	—	836

Total	$10,862,750	$82,978	$—	$10,945,728

Bond Market
Bank Loan Obligations	$—	$15,111	$—	$15,111
Corporate Bonds	—	3,774,444	—	3,774,444
Government Bonds	—	7,437,121	—	7,437,121
Structured Assets	—	738,981	—	738,981
Preferred Stocks	1,151	—	—	1,151
Mutual Funds	5,632	—	—	5,632
Short-Term Investments	—	2,025,540	—	2,025,540

Total	$6,783	$13,991,197	$—	$13,997,980

86 2010 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Social Choice
Consumer Discretionary	$628,679	$140,060	$—	$768,739
Consumer Staples	466,892	119,316	—	586,208
Energy	501,634	119,206	—	620,840
Financials	772,530	316,312	—	1,088,842
Health Care	563,346	91,390	—	654,736
Industrials	555,381	177,808	—	733,189
Information Technology	802,440	58,118	—	860,558
Materials	249,061	188,206	—	437,267
Telecommunication Services	103,603	72,559	—	176,162
Utilities	210,369	63,078	—	273,447
Corporate Bonds	—	940,289	—	940,289
Government	—	2,649,519	—	2,649,519
Structured Assets	—	268,168	—	268,168
Short-Term Investments	—	814,163	—	814,163

Total	$4,853,935	$6,018,192	$—	$10,872,127

*	Includes American Depositary Receipts at Level 1.

**	Derivative instruments are not reflected in the portfolio of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands):

Stock Account

Balance as of December 31, 2009	$11,806
Realized Gain/(Loss)	(1,832)
Change in Unrealized Appreciation (Depreciation)	1,115 *
Gross Purchases	123
Gross Sales	(2,559)

Balance as of December 31, 2010	$8,653

*	Includes $(252) related to Level 3 securities still held at period end.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits

College Retirement Equities Fund ▪ 2010 Annual Report 87

NOTES TO FINANCIAL STATEMENTS

are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the year ended December 31, 2010, the Growth and Equity Index Accounts had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets:

At December 31, 2010, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of Contracts‡	Market Value	Expiration Date	Unrealized Appreciation

Growth	CME E-mini S&P 500 Index	1,599	$100,177	March 2011	$1,547

Equity Index	Russell 2000 Mini Index	89	6,962	March 2011	98
	CME E-mini S&P Mid-Cap 400 Index	79	7,152	March 2011	87
	CME E-mini S&P 500 Index	881	55,195	March 2011	651

			$69,309		$836

‡	Number of contracts is not in thousands.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contracts is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. The Stock Account is currently invested in a total return swap contract to gain exposure to certain equity markets. During the period ended

88   2010 Annual Report ▪ College Retirement Equities Fund

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December 31, 2010, the Stock Account’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

At December 31, 2010, the Stock Account held the following open total return swap contracts (amounts are in thousands):

Counterparty	Notional Amount	Termination Date	Payments paid by account per annum	Total return received by or paid by account	Unrealized Appreciation/ Depreciation

JP Morgan	$50,000	11/03/11	3 month LIBOR + 0.89%	MSCI EM Emerging Markets Small Cap USD	$1,524

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly-owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly-owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost and CREF also reimburses TCIM, Services, TPIS and TIAA for third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the period ended December 31, 2010, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account, totaling $21,105,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Effective October 1, 2010, any expenses waived will be subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants

College Retirement Equities Fund ▪ 2010 Annual Report   89

NOTES TO FINANCIAL STATEMENTS	continued

transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more or the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2009	Purchase Cost	Sale Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2010†	Value at December 31, 2010

Stock Account
Biovitrum AB	*	$70,568	$14,468	$4,097	$—	$—	12,076,891	$72,724
Digital Garage, Inc	$18,114	150	22,108	(4,082)	—		**	—
Enteromedics, Inc	*	3,588	49	(553)	—	—	1,849,546	5,697
Ferro Corp	39,227	20,062	45,751	22,035	—	—	**	—
First NIS Regional Fund SICAV	16	—	—	(1,856)	—	—	**	—
Information Development Co	2,542	—	—	2	89	6	431,900	3,027
Intelligent Wave, Inc	2,415	—	4,568	(18,464)	—	—	**	—
Japan Asia Investment Co Ltd	*	4,600	—	—	—	—	8,823,000	6,194
Jarden Corp	*	106,272	15,173	5,926	1,379	—	4,850,304	149,730
MPM Bioventures II	8,801	—	—	—	—	—	22,167,242	5,409
Orient-Express Hotels Ltd	*	55,193	9,430	2,822	—	—	5,943,900	77,211
Skyline Venture Partners II Ltd	1,019	—	—	—	—	—	4,254,176	466
Vanda Pharmaceuticals, Inc	16,184	6,184	3,368	(1,844)	—	—	1,610,533	15,236

	$88,318	$266,617	$114,915	$8,083	$1,468	$6		$335,694

Bond Market Account
TIAA-CREF High-Yield Fund	$4,914	$396	$—	$—	$396	$—	574,127	$5,632

	$4,914	$396	$—	$—	$396	$—		$5,632

*	Not an affiliate as of December 31, 2009.

**	Not an affiliate as of December 31, 2010.

†	Shares are not in thousands.

90 2010 Annual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2010 Annual Report 91

NOTES TO FINANCIAL STATEMENTS

Note 5—investments

At December 31, 2010, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Stock	$18,516,428	$(2,119,045)	$16,397,383
Global Equities	2,247,064	(211,597)	2,035,467
Growth	2,544,133	(128,591)	2,415,542
Equity Index	3,192,693	(1,123,864)	2,068,829
Bond Market	438,486	(145,961)	292,525
Inflation-Linked Bond	555,058	(2,094)	552,964
Social Choice	1,558,717	(302,043)	1,256,674

Purchases and sales of securities (other than short-term money market instruments) for the Accounts for the year ended December 31, 2010 were as follows (amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account

Purchases:
Non-U.S. Government	$60,087,257	$10,665,332	$9,129,275
Government	—	—	—

Total Purchases	$60,087,257	$10,665,332	$9,129,275

Sales:
Non-U.S. Government	$63,014,766	$10,690,214	$9,161,056
Government	—	—	—

Total Sales	$63,014,766	$10,690,214	$9,161,056

		Equity Index Account	Bond Market Account

Purchases:
Non-U.S. Government		$870,533	$3,332,051
Government		—	25,067,968

Total Purchases		$870,533	$28,400,019

Sales:
Non-U.S. Government		$755,219	$2,404,727
Government		—	23,926,854

Total Sales		$755,219	$26,331,581

92   2010 Annual Report ▪ College Retirement Equities Fund

concluded

	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-U.S. Government	$—	$2,492,714
Government	1,414,825	7,393,108

Total Purchases	$1,414,825	$9,885,822

Sales:
Non-U.S. Government	$—	$2,071,728
Government	1,213,423	6,864,473

Total Sales	$1,213,423	$8,936,201

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the year ended December 31, 2010, there were no borrowings under this credit facility by the Accounts.

College Retirement Equities Fund ▪ 2010 Annual Report   93

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”), at December 31, 2010, the results of each of their operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2011

94   2010 Annual Report ▪ College Retirement Equities Fund

2010 ANNUAL MEETING (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Trustees

On July 20, 2010, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$20,894,558,627.54	93.034	$680,231,839.03	3.029	$884,150,760.46	3.937

Nancy A. Eckl	20,947,897,863.69	93.272	651,691,924.34	2.902	859,351,439.00	3.826

Eugene Flood, Jr.	20,913,457,021.28	93.119	667,190,258.14	2.971	878,293,947.61	3.911

Michael A. Forrester	20,831,297,717.89	92.753	714,065,803.44	3.179	913,577,705.70	4.068

Howell E. Jackson	20,933,006,754.24	93.206	664,366,490.19	2.958	861,567,982.60	3.836

Nancy L. Jacob	20,908,721,966.80	93.098	707,000,530.18	3.148	843,218,730.05	3.754

Bridget A. Macaskill	20,925,282,937.33	93.171	672,632,388.37	2.995	861,025,901.33	3.834

James M. Poterba	21,024,119,839.69	93.611	598,598,505.61	2.665	836,222,881.73	3.723

Maceo K. Sloan	20,787,482,285.99	92.558	769,284,098.75	3.425	902,174,842.29	4.017

Laura T. Starks	21,050,931,082.09	93.731	580,244,465.21	2.584	827,765,679.73	3.686

Forrest Berkley, Nancy A. Eckl, Eugene Flood, Jr., Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall
CREF Accounts	$21,283,177,346.32	94.765	$455,973,427.18	2.030	$719,790,453.53	3.205

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

College Retirement Equities Fund ▪ 2010 Annual Report   95

TRUSTEES AND OFFICERS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2010

Trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 4/25/54	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc. and the Elmina B. Sewell Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/6/62	Trustee	One year term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/31/55	Trustee	One-year term. Trustee since 2005.	President and Chief Executive Officer (since 2000) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

96   2010 Annual Report ▪ College Retirement Equities Fund

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 11/05/67	Trustee	One year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	68	Director of Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/4/54	Trustee	One-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 1/15/43	Trustee	One-year term. Trustee since 1979.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

College Retirement Equities Fund ▪ 2010 Annual Report   97

TRUSTEES AND OFFICERS (UNAUDITED)	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2010

Trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 10/18/49	Chairman of the Board and Trustee	One-year term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1991. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017–3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	68	Governing Council, Independent Directors Council (mutual fund director organization).

98   2010 Annual Report ▪ College Retirement Equities Fund

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“TCIM”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex, Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of TCIM (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of TCIM and Advisors and Manager of TCIM (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

College Retirement Equities Fund ▪ 2010 Annual Report   99

TRUSTEES AND OFFICERS (UNAUDITED)	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ DECEMBER 31, 2010

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.

President and Chief Executive Officer of TIAA (since 2008), and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2008); Chairman, Head of Financial Services and Member of the Executive Committee of Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and TCIM (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and TCIM (2008), Head of Risk Management of Advisors and TCIM (2005–2006).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008); Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008).

100   2010 Annual Report ▪ College Retirement Equities Fund

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017–3206 DOB: 7/22/54	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.

Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF (since 2010); Executive Vice President and Chief Financial Officer of Wyndham Worldwide Corporation (2006–2009); Executive Vice President and Chief Accounting Officer, Cendant Corporation (2003–2006).

College Retirement Equities Fund ▪ 2010 Annual Report   101

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411
8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR
SPEECH-IMPAIRED

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment products are not FDIC insured, are not bank deposits or bank guaranteed, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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FINANCIAL SERVICES FOR THE GREATER GOOD®

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert for the reporting period and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $985,800 and $935,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2010 and December 31, 2009, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

          The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2010 and December 31, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2010 and December 31, 2009, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $245,730 and $238,354, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

(a) College Retirement Equities Fund - Schedule of Investments

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
$40,684,487	e,n	General Motors Corp	7.200%	01/15/11	$13,731
18,507,434	e,n	General Motors Corp	7.130	07/15/13	6,200
4,230,271	e,n	General Motors Corp	7.700	04/15/16	1,396
6,062,000	n	General Motors Corp	9.400	07/15/21	1,970
85,268,000	e,n	General Motors Corp	8.380	07/15/33	30,483
26,439,191	n	Motors Liquidation Co	8.800	03/01/21	8,989
7,950,000	e,n	Motors Liquidation Co	8.250	07/15/23	2,763
24,057,000	n	Motors Liquidation Co	7.400	09/01/25	8,059
35,983,677	n	Motors Liquidation Co	6.750	05/01/28	12,234

		TOTAL AUTOMOBILES & COMPONENTS			85,825

DIVERSIFIED FINANCIALS - 0.0%
107,800	j	GAMCO Investors, Inc	0.000	12/31/15	0	^

		TOTAL DIVERSIFIED FINANCIALS			0	^

FOOD & STAPLES RETAILING - 0.0%
8	i	Marfrig Alimentos S.A.	1.000	07/15/15	49

		TOTAL FOOD & STAPLES RETAILING			49

REAL ESTATE - 0.0%
22,970		Kiwi Income Property Trust	8.950	12/20/14	19

		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			85,893

		(Cost $86,399)

GOVERNMENT BONDS 0.0%

FOREIGN GOVERNMENT BONDS - 0.0%
37,000	j	Italy Certificati di Credito del Tesoro	0.000	12/31/12	47

		TOTAL FOREIGN GOVERNMENT BONDS			47

U.S. TREASURY SECURITIES - 0.0%
325,000		United States Treasury Note	5.000	02/15/11	327

		TOTAL U.S. TREASURY SECURITIES			327

		TOTAL GOVERNMENT BONDS
		(Cost $447)			374

		TOTAL BONDS			$86,267

		(Cost $86,846)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.1%
135,400		AAPICO Hitech PCL	$73
9,000		Actron Technology Corp	42
64,000	*	Aichi Machine Industry Co Ltd	260
34,200	*	Aisan Industry Co Ltd	308
771,489	*	Aisin Seiki Co Ltd	27,300
171,100	e	Akebono Brake Industry Co Ltd	1,102
3,319,847	*	American Axle & Manufacturing Holdings, Inc	42,693
91,978	*	Amerigon, Inc (Class A)	1,001
27,510		Amtek Auto Ltd	84
609		Amtek India Ltd	1
11,259	*	Asahi India Glass Ltd	24
1,170		AtlasBX Co Ltd	24
1,177,470	e	Autoliv, Inc	92,949
131,065		Bajaj Holdings and Investment Ltd	4,517
490,151		Bayerische Motoren Werke AG.	38,546
3,460		Bayerische Motoren Werke AG. (Preference)	178
13,327		Bharat Forge Ltd	113
639,252	*,e	BorgWarner, Inc	46,256
136,172	e	Brembo S.p.A.	1,406
655,991	e	Bridgestone Corp	12,677
3,304,000	*,e	Brilliance China Automotive Holdings Ltd	2,521
696,900	e	Byd Co Ltd	3,663
972,058	*	Calsonic Kansei Corp	3,879
62,000	*	Chaowei Power Holdings Ltd	18
1,532,511		Cheng Shin Rubber Industry Co Ltd	3,417
691,000		China Motor Corp	687
26,728		Compagnie Plastic-Omnium S.A.	1,893
86,807	*	Continental AG.	6,860
360,343	e	Cooper Tire & Rubber Co	8,497
9,000		Cub Elecparts, Inc	28
2,940		Dae Won Kang Up Co Ltd	11
658,087	*	Daihatsu Motor Co Ltd	10,099
2,271,952		DaimlerChrysler AG. (EUR)	154,017
697,939	*,e	Dana Holding Corp	12,012
1,467,409		Denso Corp	50,643
24,000		Depo Auto Parts Ind Co Ltd	64
1,300		Dong Ah Tire & Rubber Co Ltd	11
5,041,215		Dongfeng Motor Group Co Ltd	8,691
2,780		Dongyang Mechatronics Corp	27
49,900	*,e	Dorman Products, Inc	1,808
23,700	*	Double Coin Holdings Ltd	20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

127,000		Drb-Hicom BHD	$80
96,563	e	Drew Industries, Inc	2,194
31,000	*	Eagle Industry Co Ltd	325
52,624		ElringKlinger AG.	1,864
64,182		Exedy Corp	2,084
38,116		Exide Industries Ltd	142
337,504	*,e	Exide Technologies	3,176
68,182	*	Faurecia	1,971
53,400	e	FCC Co Ltd	1,244
61,000		Federal Corp	46
236,723	*	Federal Mogul Corp (Class A)	4,888
1,145,088	e	Fiat S.p.A.	23,611
150,499	e	Fleetwood Corp Ltd	2,000
17,659,070	*,e	Ford Motor Co	296,497
8,757		Ford Otomotiv Sanayi AS	74
76,721	*,e	Fuel Systems Solutions, Inc	2,254
1,196,313	*	Fuji Heavy Industries Ltd	9,283
17,000	e	Furukawa Battery Co Ltd	111
67,797	*,e	Futaba Industrial Co Ltd	492
5,095,000	e	Geely Automobile Holdings Ltd	2,229
1,014,489	*	General Motors Co	37,394
432,244	e	Gentex Corp	12,777
2,474,154		GKN plc	8,571
880		Global & Yuasa Battery Co Ltd	25
753,547	*	Goodyear Tire & Rubber Co	8,930
14,528	*	Grammer AG.	355
71,000	e	Great Wall Motor Co Ltd	219
3,586,056	e	Guangzhou Automobile Group Co Ltd	4,946
7,130		Halla Climate Control Corp	126
2,440		Hanil E-Wha Co Ltd	13
101,560		Hankook Tire Co Ltd	2,841
856,506	e	Harley-Davidson, Inc	29,695
106,211		Hero Honda Motors Ltd	4,722
3,529,622	e	Honda Motor Co Ltd	139,768
6,000		Hu Lane Associate, Inc	15
5,293		Hudaco Industries Ltd	67
2,220		Hwa Shin Co Ltd	22
102,437		Hyundai Mobis	25,679
271,887		Hyundai Motor Co	41,565
65,543		Hyundai Motor Co Ltd (2nd Preference)	3,667
41,280		Hyundai Motor Co Ltd (Preference)	2,146
250,133		IMMSI S.p.A.	273
2,294,536	*	Isuzu Motors Ltd	10,428
30,200	*	Jinan Qingqi Motorcycle Co	14
3,133,690	e	Johnson Controls, Inc	119,706
43,200	*	Kanto Auto Works Ltd	373
250,896	*	Kayaba Industry Co Ltd	1,922
158,900	*	Keihin Corp	3,582
99,000		Kenda Rubber Industrial Co Ltd	102
398,010		Kia Motors Corp	17,745
87,372	*	Koito Manufacturing Co Ltd	1,367
577,351	*	Kongsberg Automotive ASA	480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,340	*	Kumho Tire Co, Inc	$16
62,290	e	Landi Renzo S.p.A.	248
600	*,b,m	Lear Corp	0	^
428,430	*,e	Lear Corp (New)	42,290
38,712		Leoni AG.	1,705
83,398		Linamar Corp	1,707
441,520		Magna International, Inc (Class A)	23,051
490,662		Mahindra & Mahindra Ltd	8,539
11,335	*	MANDO CORP	1,288
104,582	*	Martinrea International, Inc	937
95,532		Maruti Udyog Ltd	3,037
602,342		Mazda Motor Corp	1,729
11,525		Michelin (C.G.D.E.) (Class B)	827
108,000		Minth Group Ltd	177
47,000	*	Mitsuba Corp	406
2,606,279	*,e	Mitsubishi Motors Corp	3,788
213,832	*	Modine Manufacturing Co	3,314
1,740		Motonic Corp	13
433	*	MRF Ltd	70
37,400		Musashi Seimitsu Industry Co Ltd	931
386,000	*	Nan Kang Rubber Tire Co Ltd	653
6,270		Nexen Tire Corp	46
149,282		NGK Spark Plug Co Ltd	2,291
323,707	*	NHK Spring Co Ltd	3,521
113,751		Nifco, Inc	3,084
67,000		Nippon Seiki Co Ltd	803
6,448,260	*	Nissan Motor Co Ltd	61,393
108,000		Nissan Shatai Co Ltd	943
69,600		Nissin Kogyo Co Ltd	1,298
151,061	*	NOK Corp	3,148
6,763		Nokian Renkaat Oyj	248
848,000	*,m	Norstar Founders Group Ltd	1
3,002		Otokar Otobus Karoseri Sanayi AS.	42
3,301,318	*	Peugeot S.A.	125,332
180,127	e	Piaggio & C S.p.A.	566
46,226	e	Pirelli & C S.p.A.	374
12,000	*	Plascar Participacoes Industriais S.A.	26
264,564		Porsche AG.	21,092
126,000	*	Press Kogyo Co Ltd	605
42,800		Proton Holdings BHD	62
2,747,631		PT Astra International Tbk	16,635
246,500		PT Gajah Tunggal Tbk	63
1,218		Pyeong Hwa Automotive Co Ltd	16
136,000		Qingling Motors Co Ltd	41
738,400	*	Renault S.A.	42,922
4,163	*	Rieter Holding AG.	1,509
161,000		Riken Corp	716
940	*	S&T Daewoo Co Ltd	26
4,280		S&T Dynamics Co Ltd	86
250,000		Sanden Corp	998
28,300	*	Sanoh Industrial Co Ltd	259
108,000	*	Sanyang Industry Co Ltd	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,050		Sejong Industrial Co Ltd	$11
25,575		Semperit AG. Holding	1,353
11,457		Shiloh Industries, Inc	137
90,600	*	Showa Corp	692
1,200		SL Corp	18
8,701	e	Societe Fonciere Financiere et de Participations FFP	596
59,256	*	Sogefi S.p.A.	196
17,700		Somboon Advance Technology PCL	17
186,290		Spartan Motors, Inc	1,135
48,100		Sri Trang Agro-Industry PCL	57
3,560	*	Ssangyong Motor Co	26
179,698	e	Standard Motor Products, Inc	2,462
188,111		Stanley Electric Co Ltd	3,515
68,791	*,e	Stoneridge, Inc	1,086
177,506	e	Sumitomo Rubber Industries, Inc	1,854
3,578		Sungwoo Hitech Co Ltd	43
101,606		Superior Industries International, Inc	2,156
739,614	*	Suzuki Motor Corp	18,219
2,345,653		T RAD Co Ltd	9,650
4,000		Ta Yih Industrial Co Ltd	9
41,500		Tachi-S Co Ltd	680
54,300	*	Takata Corp	1,606
60,200		TAN Chong Motor Holdings BHD	101
26,700	e	Teikoku Piston Ring Co Ltd	271
293,973	*,e	Tenneco, Inc	12,100
47,500	*,e	Tesla Motors, Inc	1,265
104,150	e	Thor Industries, Inc	3,537
62,000		Tianneng Power International Ltd	26
87,963	*	Tokai Rika Co Ltd	1,663
73,300		Tokai Rubber Industries, Inc	1,015
58,000		Tong Yang Industry Co Ltd	86
49,800		Topre Corp	379
28,000	*,e	Tower International, Inc	495
246,000	e	Toyo Tire & Rubber Co Ltd	594
377,730	*	Toyoda Gosei Co Ltd	8,872
79,200	*	Toyota Auto Body Co Ltd	1,479
74,283	*,e	Toyota Boshoku Corp	1,311
232,799	*	Toyota Industries Corp	7,229
3,909,561	*	Toyota Motor Corp	155,053
841,932	*,e	TRW Automotive Holdings Corp	44,370
60,600	e	TS Tech Co Ltd	1,176
9,096		Tung Thih Electronic Co Ltd	40
39,662		TVS Motor Co Ltd	63
46,000		TYC Brother Industrial Co Ltd	31
2,147,541		UMW Holdings BHD	4,889
46,100	e	Unipres Corp	919
521,301	*	Valeo S.A.	29,582
155,419	e	Volkswagen AG.	21,994
156,132		Volkswagen AG. (Preference)	25,329
121,601	*,e	Winnebago Industries, Inc	1,848
2,206,000	e	Xinyi Glass Holdings Co Ltd	1,816
329,455	*	Yamaha Motor Co Ltd	5,369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

465,000		Yokohama Rubber Co Ltd	$2,405
19,100	*,e	Yorozu Corp	343
934,258		Yulon Motor Co Ltd	1,977

		TOTAL AUTOMOBILES & COMPONENTS	2,138,606

BANKS - 6.1%
91,158	e	1st Source Corp	1,845
85,078	*,e	1st United Bancorp, Inc	588
733,712		77 Bank Ltd	3,895
77,734	*	Aareal Bank AG.	2,368
107,954	e	Abington Bancorp, Inc	1,288
460,803		ABSA Group Ltd	9,793
73,900		Affin Holdings BHD	74
39,865,000	*,e	Agricultural Bank of China	20,002
329,957	*	Agricultural Bank of Greece	326
10,600		Aichi Bank Ltd	659
1,714,876		Akbank TAS	9,530
255,000		Akita Bank Ltd	757
44,641		Albaraka Turk Katilim Bankasi AS	78
21,697	e	Alliance Financial Corp	702
1,220,400		Alliance Financial Group BHD	1,203
1,252,927	*	Allied Irish Banks plc	502
63,060	*	Alpha Bank S.A.	320
315,270	*,e	Amagerbanken AS	189
28,878	e	American National Bankshares, Inc	680
107,311	e	Ameris Bancorp	1,131
37,650	e	Ames National Corp	816
20,063		Andhra Bank	68
541,290	*,m	Anglo Irish Bank Corp plc	157
263,000		Aomori Bank Ltd	726
5,903,304	e	Aozora Bank Ltd	12,215
50,785	e	Arrow Financial Corp	1,397
344,977	e	Associated Banc-Corp	5,226
456,933	e	Astoria Financial Corp	6,356
614,409		Asya Katilim Bankasi AS	1,130
78,692		Attijariwafa Bank	3,833
4,121,809		Australia & New Zealand Banking Group Ltd	98,439
353,721	e	Awa Bank Ltd	2,130
41,664	e	Banca Carige S.p.A.	87
13,745,203		Banca Intesa S.p.A.	37,286
3,681,273		Banca Intesa S.p.A. RSP	8,771
457,072	e	Banca Monte dei Paschi di Siena S.p.A.	520
379,899	e	Banca Popolare dell’Emilia Romagna Scrl	4,747
104,164		Banca Popolare dell’Etruria e del Lazio	427
574,539		Banca Popolare di Milano	2,012
34,940	e	Bancfirst Corp	1,439
134,008		Banche Popolari Unite Scpa	1,173
6,282,539	e	Banco Bilbao Vizcaya Argentaria S.A.	63,469
383,220	e	Banco BPI S.A.	709
3,074,698		Banco Bradesco S.A.	60,475
266,061	e	Banco Comercial Portugues S.A.	207
3,700		Banco Daycoval S.A.	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,655		Banco de Credito e Inversiones	$4,533
1,603,340		Banco de Oro Universal Bank	2,141
132,328	e	Banco de Sabadell S.A.	522
24,658	e	Banco de Valencia S.A.	108
85,956	e	Banco di Desio e della Brianza S.p.A.	466
9,367		Banco di Sardegna S.p.A	119
1,157,076		Banco do Brasil S.A.	21,901
545,681		Banco do Estado do Rio Grande do Sul	5,802
146,236	e	Banco Espirito Santo S.A.	563
116,500		Banco Industrial e Comercial S.A.	993
3,592,381		Banco Itau Holding Financeira S.A.	86,109
137,831		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,544
7,600		Banco Panamericano S.A.	19
167,172	e	Banco Pastor S.A.	837
2,800		Banco Pine S.A.	25
58,392	e	Banco Popolare Scarl	265
132,243	e	Banco Popular Espanol S.A.	679
1,155,880		Banco Santander Brasil S.A.	15,702
332,180		Banco Santander Brasil S.A. (ADR)	4,518
18,167,834		Banco Santander Central Hispano S.A.	192,474
63,218,068		Banco Santander Chile S.A.	5,714
278,999		BanColombia S.A.	4,287
56,000	e	BanColombia S.A. (ADR)	3,467
119,961		BanColombia S.A. (Preference)	1,871
13,088	e	Bancorp Rhode Island, Inc	381
166,508	e	Bancorpsouth, Inc	2,656
108,500		Bangkok Bank PCL	529
1,787,000		Bangkok Bank PCL (Foreign Reg)	9,040
204,073	e	Banif SGPS S.A.	237
55,276		Bank Handlowy w Warszawie S.A.	1,746
1,173,625	*	Bank Hapoalim Ltd	6,109
1,506,237		Bank Leumi Le-Israel	7,713
506,974	*	Bank Millennium S.A.	839
222,253	e	Bank Mutual Corp	1,062
162,870	*	Bank of Attica	205
2,285,600		Bank of Ayudhya PCL	1,933
114,064,000	e	Bank of China Ltd	60,167
15,640,225	e	Bank of Communications Co Ltd	15,755
328,892		Bank of Cyprus Public Co Ltd	1,134
1,194,014		Bank of East Asia Ltd	5,000
150,364	e	Bank of Hawaii Corp	7,099
341,703	*	Bank of Ireland	171
19,600		Bank of Iwate Ltd	940
80,000	*	Bank of Kaohsiung	44
568,783	e	Bank of Kyoto Ltd	5,394
26,368	e	Bank of Marin Bancorp	923
898,035	e	Bank of Montreal	51,915
412,000		Bank of Nagoya Ltd	1,330
2,120,113	e	Bank of Nova Scotia	121,752
41,800		Bank of Okinawa Ltd	1,622
761,637	e	Bank of Queensland Ltd	8,094
370,541		Bank of Saga Ltd	1,050

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,620	e	Bank of the Ozarks, Inc	$3,278
2,592,169		Bank of the Philippine Islands	3,491
74,000		Bank of the Ryukyus Ltd	875
1,319,475		Bank of Yokohama Ltd	6,842
169,834		Bank Pekao S.A.	10,269
8,037,500		Bank Rakyat Indonesia	9,367
60,043		Bank Zachodni WBK S.A.	4,359
105,167	e	BankFinancial Corp	1,025
28,011	e	Bankinter S.A.	156
6,144		Banque Cantonale Vaudoise	3,226
31,282,648		Barclays plc	127,614
9,178		Basler Kantonalbank	1,399
1,550,843		BB&T Corp	40,772
1,034,242	e	Bendigo Bank Ltd	10,525
190,022	*,e	Beneficial Mutual Bancorp, Inc	1,678
65,798	e	Berkshire Hills Bancorp, Inc	1,454
2,427,192		BNP Paribas	154,421
3,588,738		BOC Hong Kong Holdings Ltd	12,212
23,910	*,e	BofI Holding, Inc	371
49,414	e	BOK Financial Corp	2,639
364,711	e	Boston Private Financial Holdings, Inc	2,389
266,825	*,m	Bradford & Bingley plc	0	^
18,211	*	BRE Bank S.A.	1,870
29,752	e	Bridge Bancorp, Inc	733
276,062	e	Brookline Bancorp, Inc	2,995
38,881	e	Bryn Mawr Bank Corp	678
6,019,596		Bumiputra-Commerce Holdings BHD	16,594
172,671		Caja de Ahorros del Mediterraneo	1,613
43,654	e	Camden National Corp	1,582
893,682	e	Canadian Imperial Bank of Commerce/Canada	70,403
141,776	e	Canadian Western Bank	4,044
172,614		Canara Bank	2,549
68,217	e	Capital City Bank Group, Inc	860
1,211,405		CapitalSource, Inc	8,601
57		Capitec Bank Holdings Ltd	1
1,038,313	e	Capitol Federal Financial	12,366
198,483	e	Cardinal Financial Corp	2,308
373,668	e	Cathay General Bancorp	6,240
156,924	*,e	Center Financial	1,189
89,934		Centerstate Banks of Florida, Inc	712
19,768	e	Century Bancorp, Inc	530
5,463,000		Chang Hwa Commercial Bank	4,853
126,605	e	Chemical Financial Corp	2,804
1,233,370		Chiba Bank Ltd	8,021
48,800	*	Chiba Kogyo Bank Ltd	293
11,440,855	e	China Citic Bank	7,418
85,703,341		China Construction Bank	76,852
12,978,777		China Development Financial Holding Corp	5,720
5,780,122	e	China Merchants Bank Co Ltd	14,590
11,335,000	e	China Minsheng Banking Corp Ltd	9,698
14,175,153		Chinatrust Financial Holding Co	10,404
159,000		Chong Hing Bank Ltd	437

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,281,000	*	Chongqing Rural Commercial Bank	$1,535
124,781		Chugoku Bank Ltd	1,511
1,195,168	*,e	CIT Group, Inc	56,292
53,667	e	Citizens & Northern Corp	797
1,875,845	*	Citizens Republic Bancorp, Inc	1,154
80,142	e	City Holding Co	2,904
89,657	e	City National Corp	5,501
36,641		City Union Bank Ltd	41
45,018	e	Clifton Savings Bancorp, Inc	487
41,612	e	CNB Financial Corp	616
154,346	e	CoBiz, Inc	938
193,764	e	Columbia Banking System, Inc	4,081
51,463		Comdirect Bank AG.	495
535,886	e	Comerica, Inc	22,636
209,124	e	Commerce Bancshares, Inc	8,309
849,806		Commercial International Bank	6,939
216,700	*,e	Commerzbank AG.	1,608
2,163,252		Commonwealth Bank of Australia	112,332
161,953	e	Community Bank System, Inc	4,497
82,564	e	Community Trust Bancorp, Inc	2,391
1,344,400	*,e	Compartamos SAB de C.V.	2,923
62,201,838		CorpBanca S.A.	1,156
117,157		Credicorp Ltd (NY)	13,931
1,858,388		Credit Agricole S.A.	23,602
283,774	e	Credito Emiliano S.p.A.	1,755
166,229	e	Cullen/Frost Bankers, Inc	10,160
473,760	e	CVB Financial Corp	4,107
171,780		Daegu Bank	2,361
534,600		Dah Sing Banking Group Ltd	908
183,600		Dah Sing Financial Holdings Ltd	1,201
657,000		Daishi Bank Ltd	2,031
881,453	*	Danske Bank AS	22,597
96,981	e	Danvers Bancorp, Inc	1,714
2,506,575		DBS Group Holdings Ltd	27,969
25,548	*	Development Credit Bank Ltd	34
2,118		Dewan Housing Finance Corp Ltd	14
153,781	*,e	Dexia	534
2,138,903		Dhanalakshmi Bank Ltd	6,089
139,412	e	Dime Community Bancshares	2,034
228,059		DNB NOR Holding ASA	3,201
157,842	*,e	Doral Financial Corp	218
5,004,140		E.Sun Financial Holding Co Ltd	3,441
61,482	*,e	Eagle Bancorp, Inc	887
764,690	e	East West Bancorp, Inc	14,950
31,869	*	EFG Eurobank Ergasias S.A.	160
201,904		Ehime Bank Ltd	537
246,000		Eighteenth Bank Ltd	688
27,318	*,e	Encore Bancshares, Inc	280
70,981		Enterprise Financial Services Corp	742
49,149		Erste Bank der Oesterreichischen Sparkassen AG.	2,308
43,068	e	ESB Financial Corp	699
70,464	e	ESSA Bancorp, Inc	932

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

214,000		Far Eastern International Bank	$108
54,494	e	Federal Agricultural Mortgage Corp (Class C)	889
15,292		Federal Bank Ltd	136
9,316	*	FIBI Holdings Ltd	206
329,600		FIDEA Holdings Co Ltd	840
3,332,798	e	Fifth Third Bancorp	48,925
59,435	e	Financial Institutions, Inc	1,127
4,960	*,e,m	Fionia Bank AS	0	^
104,916	e	First Bancorp (NC)	1,606
781,824	*,e	First Bancorp (Puerto Rico)	360
49,881	e	First Bancorp, Inc	788
287,088	e	First Busey Corp	1,349
14,080		First Citizens Bancshares, Inc (Class A)	2,662
463,318	e	First Commonwealth Financial Corp	3,280
65,928	e	First Community Bancshares, Inc	985
317,429	e	First Financial Bancorp	5,866
112,368	e	First Financial Bankshares, Inc	5,751
62,379	e	First Financial Corp	2,192
7,113,131		First Financial Holding Co Ltd	6,550
109,813	e	First Financial Holdings, Inc	1,264
2,325,453	*,e	First Horizon National Corp	27,394
27,776		First International Bank Of Israel Ltd	420
60,778	e	First Interstate Bancsystem, Inc	926
144,209	e	First Merchants Corp	1,278
347,929	e	First Midwest Bancorp, Inc	4,008
476,005	e	First Niagara Financial Group, Inc	6,655
26,571	e	First of Long Island Corp	768
133,943	*,e	First Republic Bank	3,900
44,550	e	First South Bancorp, Inc	288
521,098	e	FirstMerit Corp	10,313
342,928	*,e	Flagstar Bancorp, Inc	559
164,963		Flushing Financial Corp	2,309
576,729	e	FNB Corp	5,663
27,117	*,e	Fox Chase Bancorp, Inc	321
2,128,000	e	Fubon Bank Hong Kong Ltd	977
303,000		Fukui Bank Ltd	937
586,847		Fukuoka Financial Group, Inc	2,552
395,749	e	Fulton Financial Corp	4,092
127,766	*	Geniki Bank	362
65,300		Genworth MI Canada, Inc	1,812
62,657	e	German American Bancorp, Inc	1,154
383,866	*	Getin Holding S.A.	1,491
362,984	e	Glacier Bancorp, Inc	5,485
67,129	e	Great Southern Bancorp, Inc	1,584
244,755	*	Greek Postal Savings Bank	958
52,920	*,e	Greene County Bancshares, Inc	169
2,020,198	e	Grupo Financiero Banorte S.A. de C.V.	9,628
1,158,566	e	Grupo Financiero Inbursa S.A.	5,089
399,570		Gunma Bank Ltd	2,195
373,951		Hachijuni Bank Ltd	2,091
356,760		Hana Financial Group, Inc	13,612
153,489	e	Hancock Holding Co	5,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,241,070		Hang Seng Bank Ltd	$20,406
320,212	*,e	Hanmi Financial Corp	368
442,173		HDFC Bank Ltd	23,202
71,565	e	Heartland Financial USA, Inc	1,250
37,382	*	Heritage Financial Corp	520
2,939	*	Heritage Financial Group	37
188,000		Higashi-Nippon Bank Ltd	412
474,000		Higo Bank Ltd	2,452
183,078		Hiroshima Bank Ltd	771
419,000	e	Hokkoku Bank Ltd	1,455
280,000		Hokuetsu Bank Ltd	579
423,322		Hokuhoku Financial Group, Inc	860
38,138	*,e	Home Bancorp, Inc	527
101,760		Home Bancshares, Inc	2,242
42,869		Home Capital Group, Inc	2,233
79,287	e	Home Federal Bancorp, Inc	973
929,000		Hong Leong Bank BHD	2,772
234,612		Hong Leong Credit BHD	676
1,628,159		Housing Development Finance Corp	26,521
26,147,464		HSBC Holdings plc	265,432
5,487,412		Hua Nan Financial Holdings Co Ltd	4,573
1,337,254		Hudson City Bancorp, Inc	17,037
48,063	e	Hudson Valley Holding Corp	1,190
12,412,470		Huntington Bancshares, Inc	85,274
521,692		Hyakugo Bank Ltd	2,249
322,000		Hyakujushi Bank Ltd	1,186
148,201	e	IBERIABANK Corp	8,763
1,144,818		ICICI Bank Ltd	29,317
104,734	e	Independent Bank Corp	2,833
22,265		Indian Overseas Bank	73
393,602		IndusInd Bank Ltd	2,331
120,794,000	e	Industrial & Commercial Bank of China	89,980
324,040		Industrial Bank Of Korea	5,354
200	*,b	IndyMac Bancorp, Inc	0	^
3,898		ING Bank Slaski S.A.	1,177
913,708		ING Vysya Bank Ltd	7,528
294,934	e	International Bancshares Corp	5,908
3,114,162		Investimentos Itau S.A. - PR	24,763
244,883	*,e	Investors Bancorp, Inc	3,213
871,061	*	Israel Discount Bank Ltd	1,987
83,036		Iyo Bank Ltd	665
3,218		Jammu & Kashmir Bank Ltd	56
7,870		Jeonbuk Bank	49
1,049,118		Joyo Bank Ltd	4,613
416,555		Juroku Bank Ltd	1,334
91,854	*	Jyske Bank	4,265
204,000		Kagoshima Bank Ltd	1,367
409,000		Kansai Urban Banking Corp	645
104,000	*,e	Kanto Tsukuba Bank Ltd	364
17,554		Karnataka Bank Ltd	65
2,925		Karur Vysya Bank Ltd	35
1,088,200		Kasikornbank PCL	4,530

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,600		Kasikornbank PCL - NVDR	$90
1,799,700		Kasikornbank PCL (Foreign)	7,791
717,635		KB Financial Group, Inc	37,940
27,371	*	KBC Groep NV	933
87,519	e	Kearny Financial Corp	753
732,000		Keiyo Bank Ltd	3,624
2,628,966		Keycorp	23,266
5,497	e	K-Fed Bancorp	64
41,500		Kiatnakin Bank PCL	54
165,000	*	King’s Town Bank	96
1,218,000		Kiyo Holdings, Inc	1,695
38,023		Komercni Banka AS	8,998
1,151,470		Korea Exchange Bank	11,972
4,212,900		Krung Thai Bank PCL	2,418
106,298	e	Lakeland Bancorp, Inc	1,166
91,459	e	Lakeland Financial Corp	1,963
5,687		Lakshmi Vilas Bank Ltd	15
38,952	e	Laurentian Bank of Canada	1,883
338,105		LIC Housing Finance Ltd	1,477
16,878		Liechtenstein Landesbank	1,318
53,345,604	*	Lloyds TSB Group plc	54,643
149,339	e	M&T Bank Corp	13,000
138,211	e	MainSource Financial Group, Inc	1,439
6,661,850		Malayan Banking BHD	18,364
39,400		Malaysia Building Society	19
1,114,329		Marfin Popular Bank Public Co Ltd	1,712
1,663,982		Marshall & Ilsley Corp	11,515
253,952	e	MB Financial, Inc	4,398
17,186,360		Mega Financial Holding Co Ltd	13,233
23,146	e	Merchants Bancshares, Inc	638
51,021	*,e	Meridian Interstate Bancorp, Inc	602
1,202,900		Metropolitan Bank & Trust	1,977
1,192,980	*,e	MGIC Investment Corp	12,156
28,069	e	Midsouth Bancorp, Inc	431
19,678	e	MidWestOne Financial Group, Inc	297
165,000		Mie Bank Ltd	453
580,000		Minato Bank Ltd	993
29,390,746		Mitsubishi UFJ Financial Group, Inc	158,918
5,242,406		Mitsui Trust Holdings, Inc	21,760
378,000		Miyazaki Bank Ltd	1,006
143,820		Mizrahi Tefahot Bank Ltd	1,581
19,730,301		Mizuho Financial Group, Inc	37,181
509,394	*,e	Mizuho Trust & Banking Co Ltd	527
46,168		Musashino Bank Ltd	1,399
311,928	e	Nanto Bank Ltd	1,564
162,740	*	Nara Bancorp, Inc	1,598
19,112	e	NASB Financial, Inc	320
4,458,596		National Australia Bank Ltd	108,078
210,411	e	National Bank of Canada	14,500
1,797,288	*	National Bank of Greece S.A.	14,530
39,689	e	National Bankshares, Inc	1,250
35,691	*	National Development Bank	36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

616,091	e	National Penn Bancshares, Inc	$4,947
87,865		National Societe Generale Bank SAE	757
111,704	*	Natixis	522
176,986	e	NBT Bancorp, Inc	4,274
250,827		Nedbank Group Ltd	4,963
883,169	e	New York Community Bancorp, Inc	16,648
518,095	e	NewAlliance Bancshares, Inc	7,761
268,725		Nishi-Nippon City Bank Ltd	818
1,725,157		Nordea Bank AB	18,763
79,944	e	Northfield Bancorp, Inc	1,065
544,128		Northwest Bancshares, Inc	6,399
63,377	e	OceanFirst Financial Corp	816
324,909	*,e	Ocwen Financial Corp	3,100
779,000		Ogaki Kyoritsu Bank Ltd	2,466
214,000		Oita Bank Ltd	767
433,381	e	Old National Bancorp	5,153
40,410	*,e	OmniAmerican Bancorp, Inc	548
168,549	e	Oriental Financial Group, Inc	2,105
309,705		Oritani Financial Corp	3,791
33,401	e	Orrstown Financial Services, Inc	916
334,023	*,e	OTP Bank Rt	8,059
52		Otzar Hityashvuth Hayehudim	139
1,928,251		Oversea-Chinese Banking Corp	14,845
71,400	e	Pacific Continental Corp	718
140,939	e	PacWest Bancorp	3,013
731,789		Paragon Group of Cos plc	2,055
2,000		Parana Banco S.A.	16
62,435	e	Park National Corp	4,537
47,124		Peapack Gladstone Financial Corp	615
18,234	e	Penns Woods Bancorp, Inc	726
51,691	*,e	Pennsylvania Commerce Bancorp, Inc	569
63,256	e	Peoples Bancorp, Inc	990
1,202,754	e	People’s United Financial, Inc	16,851
26,860	*	Philippine National Bank	39
290,549	e	Piccolo Credito Valtellinese Scarl	1,279
160,015	*	Pinnacle Financial Partners, Inc	2,173
847,273	*	Piraeus Bank S.A.	4,133
610,994	*,e	PMI Group, Inc	2,016
2,913,626		PNC Financial Services Group, Inc	176,916
2,090,322	*	Popular, Inc	6,564
9,320	e	Porter Bancorp, Inc	96
903,755		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,234
266,346	e	PrivateBancorp, Inc	3,830
245,370	e	Prosperity Bancshares, Inc	9,638
297,116	e	Provident Financial Services, Inc	4,495
186,846	e	Provident New York Bancorp	1,960
222,500		PT Bank Bukopin Tbk	16
17,767,500		PT Bank Central Asia Tbk	12,621
4,155,093		PT Bank Danamon Indonesia Tbk	2,629
940,000	*	PT Bank Jabar Banten Tbk	151
13,741,500		PT Bank Mandiri Persero Tbk	9,913
7,156,960		PT Bank Negara Indonesia	3,078

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

501,000		PT Bank Tabungan Negara Tbk	$91
78,973		Public Bank BHD	333
1,975,111		Public Bank BHD (Foreign)	8,327
257,037		Pusan Bank	3,250
615,997		Radian Group, Inc	4,971
48,773	e	Raiffeisen International Bank Holding AG.	2,672
3,994,925		Regions Financial Corp	27,964
142,854	e	Renasant Corp	2,416
71,618	e	Republic Bancorp, Inc (Class A)	1,701
304,376	e	Resona Holdings, Inc	1,826
766,100		RHB Capital BHD	2,166
69,600		Rizal Commercial Banking Corp	45
39,906	e	Rockville Financial, Inc	488
40,673	e	Roma Financial Corp	431
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	7,100
2,093,211	e	Royal Bank of Canada (Toronto)	110,145
3,405,875	*	Royal Bank of Scotland Group plc	2,075
121,670	e	S&T Bancorp, Inc	2,749
56,669	e	S.Y. Bancorp, Inc	1,391
99,384	e	Sandy Spring Bancorp, Inc	1,832
212,000		San-In Godo Bank Ltd	1,528
100,698		Sapporo Hokuyo Holdings, Inc	471
134,558	f	Sberbank (GDR) (purchased 09/12/06, cost $30,804)	57,629
78,744	e	SCBT Financial Corp	2,579
17,880		Security Bank Corp	35
36,171		Sekerbank TAS	41
523,744	e	Senshu Ikeda Holdings, Inc	748
461	e	SEVEN BANK Ltd	976
337,000		Shiga Bank Ltd	1,830
242,000		Shikoku Bank Ltd	751
22,500		Shimizu Bank Ltd	973
804,394		Shinhan Financial Group Co Ltd	37,494
8,205,187	e	Shinsei Bank Ltd	10,713
885,414		Shizuoka Bank Ltd	8,168
2,013,100		Siam Commercial Bank PCL	6,912
56,800	e	Sierra Bancorp	609
177,693	*,e	Signature Bank	8,885
93,001	e	Simmons First National Corp (Class A)	2,651
7,870,947		SinoPac Financial Holdings Co Ltd	3,631
2,478,651		Skandinaviska Enskilda Banken AB (Class A)	20,675
1,508,494		Societe Generale	81,075
167,280		South Indian Bank Ltd	90
98,855	e	Southside Bancshares, Inc	2,083
116,784	e	Southwest Bancorp, Inc	1,448
202,440	e	Sparebanken Midt-Norge	1,873
3,441		St Galler Kantonalbank	1,730
1,752,778		Standard Bank Group Ltd	28,617
1,993,793		Standard Chartered plc	53,638
11,274	e	Standard Chartered plc (Hong Kong)	307
87,074		State Bancorp, Inc	805
853		State Bank of Bikaner & Jaip	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,474		State Bank of India Ltd	$2,860
46,482	f	State Bank of India Ltd (GDR) (purchased 06/30/05, cost $2,413)	6,019
774		State Bank of Travancore	14
113,029	e	StellarOne Corp	1,643
168,345	e	Sterling Bancorp	1,763
442,903	e	Sterling Bancshares, Inc	3,109
42,016	e	Suffolk Bancorp	1,037
3,343,948		Sumitomo Mitsui Financial Group, Inc	119,112
2,440,460		Sumitomo Trust & Banking Co Ltd	15,390
1,491,636		SunTrust Banks, Inc	44,018
743,804		Suruga Bank Ltd	6,926
641,649	e	Susquehanna Bancshares, Inc	6,211
202,440	*,e	SVB Financial Group	10,739
467,668		Svenska Handelsbanken (A Shares)	14,943
145,640		Swedbank AB (A Shares)	2,031
105,485	*	Sydbank AS	2,861
26,937		Syndicate Bank	77
2,393,055	e	Synovus Financial Corp	6,318
316,800	*	Ta Chong Bank Co Ltd	135
232,090	*	Taichung Commercial Bank	96
6,088,747	*	Taishin Financial Holdings Co Ltd	3,602
3,882,568	*	Taiwan Business Bank	1,758
4,917,115		Taiwan Cooperative Bank	4,267
40,758	*,e	Taylor Capital Group, Inc	536
2,925,821	e	TCF Financial Corp	43,331
68,558		Territorial Bancorp, Inc	1,365
159,313	*,e	Texas Capital Bancshares, Inc	3,389
149,376	e	TFS Financial Corp	1,347
89,906	*	The Bancorp, Inc	914
180,900	*	Tisco Bank PCL	245
11,600		Tisco Financial Group PCL (ADR)	16
169,000		Tochigi Bank Ltd	801
440,000		Toho Bank Ltd	1,377
41,500	e	Tokyo Tomin Bank Ltd	593
196,000	*	Tomony Holdings, Inc	770
51,888	e	Tompkins Trustco, Inc	2,032
80		Toronto Dominion Bank/ny	6
1,503,570	e	Toronto-Dominion Bank	112,280
309,000	*	Towa Bank Ltd	293
21,352		Tower Bancorp, Inc	471
102,233	e	TowneBank	1,624
72,683		Trico Bancshares	1,174
401,021	e	Trustco Bank Corp NY	2,542
345,745	e	Trustmark Corp	8,588
3,623,999		Turkiye Garanti Bankasi AS	18,355
793,768		Turkiye Halk Bankasi AS	6,735
2,807,284		Turkiye Is Bankasi (Series C)	10,000
49,943		Turkiye Sinai Kalkinma Bankasi AS.	84
1,071,818		Turkiye Vakiflar Bankasi Tao	2,714
29,558		UCO Bank	77
164,520	e	UMB Financial Corp	6,814
570,311	e	Umpqua Holdings Corp	6,946

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,474,008		UniCredito Italiano S.p.A.	$9,255
31,330		Union Bank of Israel	163
32,000	*	Union Bank Of Taiwan	12
75,689	e	Union Bankshares Corp	1,119
189,573	e	United Bankshares, Inc	5,536
497,379	*,e	United Community Banks, Inc	970
83,313		United Financial Bancorp, Inc	1,272
1,799,431		United Overseas Bank Ltd	25,519
72,628	e	Univest Corp of Pennsylvania	1,392
13,622,774	e	US Bancorp	367,407
289,371		UTI Bank Ltd	8,737
321,087	e	Valley National Bancorp	4,592
77,958		ViewPoint Financial Group	911
26,457		Vijaya Bank	60
79,748	*,e	Virginia Commerce Bancorp	493
1,401,632	f	VTB Bank OJSC (GDR) (purchased 09/28/07, cost $4,968)	9,237
57,623		Washington Banking Co	790
228,688	e	Washington Federal, Inc	3,869
62,558		Washington Trust Bancorp, Inc	1,369
51,035	*,e	Waterstone Financial, Inc	166
307,806	e	Webster Financial Corp	6,064
30,812,426		Wells Fargo & Co	954,878
120,705	e	WesBanco, Inc	2,289
88,023	e	West Bancorporation, Inc	686
402,926	*,e	West Coast Bancorp	1,136
141,130	e	Westamerica Bancorporation	7,828
302,041	*,e	Western Alliance Bancorp	2,223
142,555	e	Westfield Financial, Inc	1,319
3,674,557	e	Westpac Banking Corp	83,473
451,986	e	Whitney Holding Corp	6,396
169,951	e	Wilmington Trust Corp	738
96,858	e	Wilshire Bancorp, Inc	738
158,730		Wing Hang Bank Ltd	2,195
173,550	e	Wintrust Financial Corp	5,732
434,890		Woori Finance Holdings Co Ltd	5,940
26,791	e	WSFS Financial Corp	1,271
41,200		Yachiyo Bank Ltd	1,078
195,000	e	Yamagata Bank Ltd	901
372,077		Yamaguchi Financial Group, Inc	3,767
210,000		Yamanashi Chuo Bank Ltd	944
2,494,055	*	Yapi ve Kredi Bankasi	7,850
549,614	e	Zions Bancorporation	13,317

		TOTAL BANKS	6,547,514

CAPITAL GOODS - 8.8%
80,776	*,e	3D Systems Corp	2,544
2,490,064		3M Co	214,892
331,165	e	A.O. Smith Corp	12,611
299,952	*,e	A123 Systems, Inc	2,862
142,373		Aalberts Industries NV	3,001
54,521	e	Aaon, Inc	1,538
206,789	*,e	AAR Corp	5,680

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

905,049		ABB Ltd	$20,163
55,796	e	Abengoa S.A.	1,370
2,622		ABG Shipyard Ltd	25
2,000		Ablerex Electronics Co Ltd	17
32,000		AcBel Polytech, Inc	28
15,000		ACES Electronic Co Ltd	30
117,035	e	Aceto Corp	1,053
62,887	e	ACS Actividades Cons y Servicios S.A.	2,948
298,570	e	Actuant Corp (Class A)	7,948
190,612	e	Acuity Brands, Inc	10,993
410,222		Adani Enterprises Ltd	5,962
175,886		Aditya Birla Nuvo Ltd	3,310
168,000		Advan Co Ltd	1,297
241,868	*,e	Advanced Battery Technologies, Inc	931
9,000		Advanced Ceramic X Corp	38
319,463	*,e	Aecom Technology Corp	8,935
78,555	e	Aecon Group, Inc	808
94,693	m	Aero Inventory plc	390
71,152	*,e	Aerovironment, Inc	1,909
34,600	e	AG Growth International Inc	1,742
638,446	*	AGCO Corp	32,344
123,199		Aica Kogyo Co Ltd	1,449
40,500	*,e	Aichi Corp	175
75,000	*	Aida Engineering Ltd	343
262,895	e	Aircastle Ltd	2,747
62,214		Alamo Group, Inc	1,731
12,626		Alarko Holding AS	30
120,348	e	Albany International Corp (Class A)	2,851
136,927	e	Alesco Corp Ltd	375
1,515,663	e	Alfa Laval AB	31,933
804,409	e	Alfa S.A. de C.V. (Class A)	8,103
164,965	*,e	Alliant Techsystems, Inc	12,278
2,068	e	Allied Electronics Corp Ltd	8
24,399		Allied Electronics Corp Ltd (Preference)	99
3,556		Alstom Projects India Ltd	55
127,038	e	Alstom RGPT	6,079
146,709	*	Altra Holdings, Inc	2,914
1,052,344		Amada Co Ltd	8,568
80,700	e	Amano Corp	782
3,104		Amara Raja Batteries Ltd	13
41,000	*,e	Ameresco, Inc	589
68,062	*,e	American Railcar Industries, Inc	1,506
61,344	e	American Science & Engineering, Inc	5,228
207,572	*,e	American Superconductor Corp	5,934
40,285	e	American Woodmark Corp	989
43,014	e	Ameron International Corp	3,285
569,850		Ametek, Inc	22,367
47,403	e	Ampco-Pittsburgh Corp	1,330
34,000	*	Amrep Corp	0	^
74,617		Andritz AG.	6,859
3,360,000	*	Apac Resources Ltd	212
161,067	e	Apogee Enterprises, Inc	2,170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

347,235	*,e	Applied Energetics, Inc	$295
259,452		Applied Industrial Technologies, Inc	8,427
61,172	e	Applied Signal Technology, Inc	2,318
73,988	e	Arcadis NV	1,722
11,938		Areva T&D India Ltd	87
35,354	*	Argan, Inc	328
61,566	e	Armstrong World Industries, Inc	2,647
13,347	*	Armtec Infrastructure Income Fund	213
464,184	*,e	ArvinMeritor, Inc	9,525
74,000	e	Asahi Diamond Industrial Co Ltd	1,406
2,004,879		Asahi Glass Co Ltd	23,434
8,123		Aselsan Elektronik Sanayi Ve Ticaret AS	43
1,306,121	e	Ashtead Group plc	3,521
1,774,118		Assa Abloy AB (Class B)	49,987
94,369		Astaldi S.p.A.	621
97,747	*,e	Astec Industries, Inc	3,168
44,602	*,e	Astronics Corp	937
321,016		Asunaro Aoki Construction Co Ltd	1,352
649		A-Tech Solution Co Ltd	12
1,183,682		Atlas Copco AB (A Shares)	29,866
116,006		Atlas Copco AB (B Shares)	2,623
108,119	*	ATS Automation Tooling Systems, Inc	732
106,640	e	Ausenco Ltd	336
1,333,846	e	Austal Ltd	4,761
734,773		Aveng Ltd	4,824
378,000	*	AVIC International Holding HK Ltd	17
56,217	e	AZZ, Inc	2,249
35,997		B&B Tools AB	603
406,296	*	Babcock & Wilcox Co	10,397
63,728	e	Badger Meter, Inc	2,818
2,895,424		BAE Systems plc	14,897
255,845	e	Baldor Electric Co	16,128
1,748,775		Balfour Beatty plc	8,531
318,000		Bando Chemical Industries Ltd	1,265
43,211	*	Barloworld Ltd	439
215,064	e	Barnes Group, Inc	4,445
7,652		Basil Read Holdings Ltd	14
13,060		Bauer AG.	616
25,412		BayWa AG.	1,190
297,383	*,e	BE Aerospace, Inc	11,012
51,554		BE Group AB	347
579	*	Beacon Power Corp	0	^
196,796	*	Beacon Roofing Supply, Inc	3,517
748,900	e	Beijing Enterprises Holdings Ltd	4,644
45,347		Bekaert S.A.	5,205
203,886	e	Belden CDT, Inc	7,507
432		BEML Ltd	10
1,940,200	*	Berjaya Corp BHD	698
219,000		BES Engineering Corp	78
57,676		Besalco S.A.	123
3,298		Bharat Electronics Ltd	131
189,769		Bharat Heavy Electricals	9,862

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

660		BHI Co Ltd	$12
495,902		Bidvest Group Ltd	11,800
17,968	*	Biesse S.p.A.	130
80,086		Bilfinger Berger AG.	6,764
45,246		Bird Construction, Income Fund	1,686
285,638	*,e	Blount International, Inc	4,502
20,565	*,e	Bluelinx Holdings, Inc	75
712,778	e	Boart Longyear Group	3,324
12,311	*	Bobst Group AG.	566
262,046	e	Bodycote plc	1,146
4,483,306	e	Boeing Co	292,580
2,749,251		Bombardier, Inc	13,853
244,721		Boskalis Westminster	11,675
135,300		Boustead Holdings BHD	236
230,165		Bouygues S.A.	9,921
252,937		Bradken Ltd	2,331
243,223	e	Brady Corp (Class A)	7,932
23,087	*	Brenntag AG.	2,354
272,305	e	Briggs & Stratton Corp	5,362
365,262	*,e	Broadwind Energy, Inc	844
9,420		Bucher Industries AG.	1,760
280,337		Bucyrus International, Inc (Class A)	25,062
795		Budimex S.A.	27
203,719	*,e	Builders FirstSource, Inc	401
68,000		Bunka Shutter Co Ltd	179
740,418		Bunzl plc	8,300
57,559		Burckhardt Compression Holding AG.	15,944
2,506,000	*	Burwill Holdings Ltd	164
1,100,091	e	CAE, Inc	12,735
14,700		Cahya Mata Sarawak BHD	13
41,612	*,e	CAI International, Inc	816
880,298	*,e	Capstone Turbine Corp	845
21,864	e	Carbone Lorraine	1,002
115,046		Cardno Ltd	654
32,524		Cardo AB	2,024
48,914	e	Cargotec Corp (B Shares)	2,551
885,987		Carillion plc	5,310
330,911	e	Carlisle Cos, Inc	13,150
26,137	*	Carraro S.p.A.	136
16,000	*,e	Carso Infraestructura y Construccion S.A. de C.V.	10
41,836		Cascade Corp	1,978
2,944,608		Caterpillar, Inc	275,793
238,000		Central Glass Co Ltd	1,108
22,672	*	CENTROTEC Sustainable AG.	485
115,435	*,e	Ceradyne, Inc	3,640
112,897	*,e	Ceres Power Holdings plc	127
9,022	*	Cersanit Krasnystaw S.A.	33
34,000		Champion Building Materials Co Ltd	28
14,800	*	Changchai Co Ltd	11
2,814	*	Changs Ascending Enterprise Co Ltd	13
4,904,230	*	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	11,079

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

129,837	*,e	Chart Industries, Inc	$4,386
238,426	e	Charter International plc	3,139
48,466	e	Chemring Group plc	2,194
1,300,000		Chen Hsong Holdings	753
689,607	*	Chicago Bridge & Iron Co NV	22,688
73,000		Chien Kuo Construction Co Ltd	42
86,660	*	Chin Hung International, Inc	39
116,000	e	China Automation Group Ltd	84
8,685,000	e	China Communications Construction Co Ltd	7,598
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	418
54,000		China Electric Manufacturing Corp	45
17,300	*	China Fangda Group Co Ltd	11
242,000		China Haidian Holdings Ltd	35
1,291,700	e	China High Speed Transmission Equipment Group Co Ltd	2,001
1,786,154		China International Marine Containers Co Ltd (Class B)	4,136
132,000	*	China Liansu Group Holdings Lt	106
1,558,000	e	China National Materials Co Ltd	1,257
2,862,500		China Railway Construction Corp	3,447
5,785,000	e	China Railway Group Ltd	4,175
44,000		China Singyes Solar Technologies Holdings Ltd	36
11,360,500		China South Locomotive and Rolling Stock Corp	14,937
1,056,000	e	China State Construction International Holdings Ltd	997
334,781	e	Chiyoda Corp	3,332
16,300	*,e	Chiyoda Integre Co Ltd	233
88,000		Chongqing Machinery & Electric Co Ltd	33
233		Chosun Refractories Co Ltd	14
36,000		Chudenko Corp	430
94,989		Chugai Ro Co Ltd	350
78,000		Chung Hsin Electric & Machinery Manufacturing Corp	48
28,400	*	Churchill Corp	522
110,281		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,096
548,239	*,e	CIR-Compagnie Industriali Riunite S.p.A.	1,007
74,569	e	CIRCOR International, Inc	3,153
1,737,186		Citic Pacific Ltd	4,515
412,000	*	Citic Resources Holdings Ltd	93
4,160		CJ Corp	289
124,300		CKD Corp	1,064
110,794		Clal Industries and Investments	894
220,729	e	Clarcor, Inc	9,467
346,736		Clough Ltd	264
216,789	*,e	CNH Global NV	10,350
35,000	*	CNNC International Ltd	39
127,958		Cobham plc	406
459,368	*	Cofide S.p.A.	405
17,455	*	Coleman Cable, Inc	110
89,132	*	Colfax Corp	1,641
94,973	*,e	Columbus McKinnon Corp	1,930
220,697	e	Comfort Systems USA, Inc	2,907
112,761	*	Commercial Vehicle Group, Inc	1,832
1,088,890		Compagnie de Saint-Gobain	56,021

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,059		Compagnie d’Entreprises CFE	$1,368
180,100	e	COMSYS Holdings Corp	1,921
3,883		Construcciones y Auxiliar de Ferrocarriles S.A.	2,024
135,000	*	Continental Engineering Corp	64
402,624	*	Cookson Group plc	4,134
735,969		Cooper Industries plc	42,900
909,899	e	Cosco Corp Singapore Ltd	1,517
120,000	e	Cosco International Holdings Ltd	70
26,885	e	Cosel Co Ltd	398
49,951	e	Costain Group plc	165
56,137		Cramo Oyj (Series B)	1,431
253,506	e	Crane Co	10,411
108,540	e	Crane Group Ltd	1,042
627,097		Crompton Greaves Ltd	4,347
75,000		CSBC Corp Taiwan	71
1,513,880	e	CSR Ltd	2,601
106,000		CTCI Corp	119
115,820		Cubic Corp	5,461
1,044,547		Cummins, Inc	114,912
232,068	e	Curtiss-Wright Corp	7,705
32,000		DA CIN Construction Co Ltd	21
3,270	*	Daekyung Machinery & Engr Co	10
49,800		Daelim Industrial Co	5,156
153,475		Daewoo Engineering & Construction Co Ltd	1,738
49,068		Daewoo International Corp	1,563
157,821		Daewoo Shipbuilding & Marine Engineering Co Ltd	5,055
11,000	*	Dahan Development Corp	40
118,500	e	Daifuku Co Ltd	830
149,641		Daihen Corp	730
219,000		Daiichi Jitsugyo Co Ltd	882
130,074		Daikin Industries Ltd	4,614
82,000	e	Daiwa Industries Ltd	417
10,000		Dalian Refrigeration Co Ltd	10
3,460,031	e	Danaher Corp	163,211
49,472	e	Danieli & Co S.p.A.	1,583
136,681	e	Danieli & Co S.p.A. (RSP)	2,360
181,533		DCC plc	5,725
94,237	*,e	Deceuninck NV	230
1,619,882	e	Deere & Co	134,532
10,172		Delek Group Ltd	2,620
29,031	*	Demag Cranes AG.	1,407
83,652	*,e	Deutz AG.	699
247,000		Dialog Group BHD	143
510,000	*	Dickson Group Holdings Ltd	15
185,890	*,e	DigitalGlobe, Inc	5,895
15,946		Discount Investment Corp	343
128,275		Dogan Sirketler Grubu Holdings	93
1,370	*	Dohwa Consulting Engineers Co Ltd	18
250,432	e	Donaldson Co, Inc	14,595
2,810	*	Dong Yang Gang Chul Co Ltd	12
600		Dong-Ah Geological Engineering Co Ltd	9
1,780		Dongbu Corp	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

926,600		Dongfang Electric Co Ltd	$4,590
2,821		DONGKUK STRUCTURES & CONSTRUCTION Co Ltd	19
14,146		Doosan Corp	1,920
5,410		Doosan Engineering & Construction Co Ltd	31
62,505		Doosan Heavy Industries and Construction Co Ltd	4,725
114,910	*	Doosan Infracore Co Ltd	2,835
47,148	e	Douglas Dynamics, Inc	714
1,500,127	e	Dover Corp	87,682
37,170	*,e	Draka Holding	949
66,008	e	Ducommun, Inc	1,438
11,348		Duerr AG.	362
216,983	e	Duro Felguera S.A.	1,531
47,366	*	DXP Enterprises, Inc	1,137
207,152	*,e	Dycom Industries, Inc	3,055
97,520	e	Dynamic Materials Corp	2,201
19,000		Dynapack International Technology Corp	62
1,094,381		Eaton Corp	111,092
749,992	*	Ebara Corp	3,686
6,018		Eczacibasi Yatirim Holding	20
422		Eicher Motors Ltd	12
35,523	e	Eiffage S.A.	1,567
27,020		Elbit Systems Ltd	1,441
1,751		Electra Israel Ltd	212
18,143		Electrosteel Castings Ltd	16
105,171		ElSwedy Cables Holding Co	976
326,316	*	EMCOR Group, Inc	9,457
786,421		Emeco Holdings Ltd	869
3,406,992		Emerson Electric Co	194,778
762,545		Empresa Brasileira de Aeronautica S.A.	5,421
637,375		Empresas COPEC S.A.	12,393
63,800	*,e	Empresas ICA SAB de C.V. (ADR)	651
163,100	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	418
79,420	e	Encore Wire Corp	1,992
245,349	*,e	Ener1, Inc	930
159,358	*,e	Energy Recovery, Inc	583
745,462		Energy Support Corp	1,735
224,364	*,e	EnerSys	7,207
10,000		ENG Electric Co Ltd	64
1,100,795		Engineers India Ltd	8,209
378,120		Enka Insaat ve Sanayi AS	1,411
91,903	*	EnPro Industries, Inc	3,819
70,000	*	Enric Energy Equipment Holdings Ltd	31
7,222		Entrepose Contracting	1,109
14,249	*	Eqstra Holdings Ltd	14
133,857		ESCO Technologies, Inc	5,065
14,427	*	Escorts Ltd	56
147,247	*,e	Esterline Technologies Corp	10,100
8,500		Eucatex S.A. Industria e Comercio	37
593,773	e	European Aeronautic Defence and Space Co	13,838
668,000		EVA Precision Industrial Holdings Ltd	645
9,007		Faiveley S.A.	745

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

285,275	*	Fanuc Ltd	$43,815
5,373,973		Far Eastern Textile Co Ltd	9,105
415,078	e	Fastenal Co	24,867
1,672	*	Fawoo Technology Co Ltd	11
315,669	e	Federal Signal Corp	2,165
270,618	e	Fenner plc	1,510
65,855		Ferreyros S.A.	100
918,015		Finmeccanica S.p.A.	10,433
229,660		Finning International, Inc	6,257
10,763		Finolex Cables Ltd	13
64,000		First Tractor Co	72
198,627	*,e	Flow International Corp	812
176,015	e	Flowserve Corp	20,985
103,420	e	FLSmidth & Co AS	9,864
561,017	e	Fluor Corp	37,173
4,568		FMS Enterprises Migun Ltd	128
119,373	e	Fomento de Construcciones y Contratas S.A.	3,136
340,951	*,e	Force Protection, Inc	1,879
42,000		Fortune Electric Co Ltd	34
38	*,e	Foster Wheeler AG.	1
157,719		Franklin Electric Co, Inc	6,138
2,188,701		Fraser and Neave Ltd	10,932
66,010	e	Freightcar America, Inc	1,910
76,404		Frigoglass S.A.	1,020
42,000		FSP Technology, Inc	56
397,918	*,e	FuelCell Energy, Inc	919
212,325	*	Fuji Electric Holdings Co Ltd	662
62,796		Fuji Machine Manufacturing Co Ltd	1,245
604,577		Fujikura Ltd	3,053
257,000		Fujitec Co Ltd	1,307
177,178	*,e	Furmanite Corp	1,224
413,000	*	Furukawa Co Ltd	488
985,208		Furukawa Electric Co Ltd	4,429
71,300		Futaba Corp/Chiba	1,388
44,000		G Shank Enterprise Co Ltd	37
668,000	*	Gallant Venture Ltd	255
113,440		Galliford Try plc	528
272,100		Gamesa Corp Tecnologica S.A.	2,077
2,225,700		Gamuda BHD	2,750
333,768		Gardner Denver, Inc	22,970
138,917	e	GATX Corp	4,901
10,421		GEA Group AG.	301
2,769		Geberit AG.	640
87,634		GEK Group of Cos S.A.	384
598,627	*,e	GenCorp, Inc	3,095
117,775	*,e	Generac Holdings, Inc	1,904
297,276	*	General Cable Corp	10,431
2,205,249	e	General Dynamics Corp	156,484
50,324,574		General Electric Co	920,435
12,500		Genivar Income Fund	383
93,466	*,e	GeoEye, Inc	3,962
7,808		Georg Fischer AG.	4,405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,918		Gesco AG.	$274
133,268	*	Gibraltar Industries, Inc	1,808
292,221		Giken Seisakusho Co, Inc	1,440
59,942		Gildemeister AG.	1,338
17,616	*,e	Global Defense Technology & Systems, Inc	297
41,000		Globe Union Industrial Corp	44
97,556		Glory Ltd	2,403
40,000		Good Friend International Holdings, Inc	32
1,515,756		Goodrich Corp	133,493
55,163	e	Gorman-Rupp Co	1,783
192,628	e	Graco, Inc	7,599
677,950	*	GrafTech International Ltd	13,451
289,335		Grafton Group plc	1,334
73,797	e	Graham Corp	1,476
33,756		Grana y Montero S.A.	80
162,000	e	Granite Construction, Inc	4,444
52,211		Granite Hacarmel Investments Ltd	118
555,768	e	Great Lakes Dredge & Dock Corp	4,096
14,415		Greaves Cotton Ltd	32
99,549	*	Greenbrier Cos, Inc	2,090
231,867	*	Griffon Corp	2,954
24,176		Group Five Ltd	134
801,137	e	Grupo Carso S.A. de C.V. (Series A1)	5,083
727	*	Grupo Empresarial San Jose	5
82,975		Gruppo Beghelli S.p.A.	73
63,470		GS Engineering & Construction Corp	6,487
620		GS Global Corp	9
369,524	e	GS Yuasa Corp	2,558
18,000	e	Guangzhou Shipyard International Co Ltd	40
408,837	e	GWA International Ltd	1,284
137,785	*,e	H&E Equipment Services, Inc	1,594
116,000		Haitian International Holdings Ltd	121
55,224	*	Haldex AB	864
1,600		Halla Engineering & Construc	28
3,357		Hamon & CIE S.A.	121
385,013		Hampson Industries plc	188
105,857		Hamworthy plc	704
28,000		Hangzhou Steam Turbine Co	58
40,777		Hanjin Heavy Industries & Construction Co Ltd	1,358
1,510		Hanjin Heavy Industries & Construction Holdings Co Ltd	20
917,705		Hankyu Hanshin Holdings, Inc	4,261
708,092	*	Hansen Transmissions International NV	646
264,000	e	Hanwa Co Ltd	1,216
37,200		HAP Seng Consolidated BHD	86
112,000		Harbin Power Equipment	177
44		Harmonic Drive Systems, Inc	261
1,056,737		Harsco Corp	29,927
327,495	e	Hastie Group Ltd	320
8,114		Havells India Ltd	72
12,945		Haw Par Corp Ltd	62
126,841	e	Heico Corp	6,473

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

259,276	*	Heidelberger Druckmaschinen	$1,278
167,708		Hellenic Technodomiki Tev S.A.	751
805,100		Hemaraj Land and Development PCL	49
262,000		Henderson Investment Ltd	26
61,393	*,e	Herley Industries, Inc	1,063
199,414	e	Hexagon AB (B Shares)	4,275
619,604	*,e	Hexcel Corp	11,209
69,769		Hexpol AB (Series B)	1,592
59,600		Hibiya Engineering Ltd	565
426,408	e	Hills Industries Ltd	813
73,420		Hindustan Construction Co	80
401,787	*	Hino Motors Ltd	2,177
323,000		Hi-P International Ltd	257
27,000		Hisaka Works Ltd	356
233,000		Hitachi Cable Ltd	643
40,805		Hitachi Construction Machinery Co Ltd	978
1,242,899	e	Hitachi Zosen Corp	1,883
25,000		Hiwin Technologies Corp	129
711,000	*	HKC Holdings Ltd	42
500		HNK Machine Tool Co Ltd	13
39,068	e	Hochtief AG.	3,317
70,176		Hock Seng LEE BHD	39
38,193	*,e	Hoku Scientific, Inc	101
20,000	*	Hold-Key Electric Wire & Cable Co Ltd	16
28,146	e	Homag Group AG.	624
6,911,488		Honeywell International, Inc	367,414
208,000	*	Hong Kong Resources Holdings Co Ltd	25
159,000		Hong Leong Asia Ltd	388
32,000		Hong TAI Electric Industrial	16
67,600	e	Hoshizaki Electric Co Ltd	1,253
38,000	*	Hosokawa Micron Corp	159
86,617	e	Houston Wire & Cable Co	1,164
108,000		HUA ENG Wire & Cable	45
250,875		Hubbell, Inc (Class B)	15,085
2,719,998		Hutchison Whampoa Ltd	27,995
9,489	*	Hydrobudowa Polska S.A.	10
941		Hy-Lok Corp	12
810	*	Hyundai Corp	18
77,246		Hyundai Development Co	2,314
231		Hyundai Elevator Co Ltd	34
99,800		Hyundai Engineering & Construction Co Ltd	6,358
69,851		Hyundai Heavy Industries	27,266
25,276		Hyundai Mipo Dockyard	4,989
1,747		Hyunjin Materials Co Ltd	27
36,900		Idec Corp	347
251,839		IDEX Corp	9,852
29,578	*	Ihlas Holding	35
108,179	*,e	II-VI, Inc	5,015
1,485,870		IJM Corp BHD	3,002
2,340		Iljin Electric Co Ltd	21
2,990		Iljin Holdings Co Ltd	11
1,849,051	e	Illinois Tool Works, Inc	98,740

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,530	*	IMARKETKOREA,Inc	$61
637,228		IMI plc	9,389
389,975		Impregilo S.p.A.	1,103
15,792	*	IMS-Intl Metal Service	274
142,065		Imtech NV	5,390
23,900		Inaba Denki Sangyo Co Ltd	677
73,400		Inabata & Co Ltd	446
33,582		Indus Holding AG.	987
331,918		Industrea Ltd	499
9,680	e	Industria Macchine Automatiche S.p.A.	189
1,300		Industrias Romi S.A.	11
24,964		Indutrade AB	861
996		Ingersoll-Rand India Ltd	11
992,460		Ingersoll-Rand plc	46,735
171,912	*,e	Insituform Technologies, Inc (Class A)	4,557
86,957	e	Insteel Industries, Inc	1,086
365,000	*	Interchina Holdings Co	60
223,427	*,e	Interline Brands, Inc	5,087
89,500	*	International Mining Machinery Holdings Ltd	72
89,272	*	Interpump Group S.p.A.	679
182,747	e	Interserve plc	658
1,764,103		Invensys plc	9,742
9,600		Iochpe-Maxion S.A.	139
24,455		IRB Infrastructure Developers Ltd	123
251,000	*,e	Iseki & Co Ltd	662
27,000		I-Sheng Electric Wire & Cable Co Ltd	46
2,186,475		Ishikawajima-Harima Heavy Industries Co Ltd	4,874
141,100	*	Italian-Thai Development PCL	22
2,452,721		Itochu Corp	24,832
591,286	e	ITT Industries, Inc	30,812
34,574		IVRCL Infrastructures & Projects Ltd	99
408,000		Iwatani International Corp	1,231
50,939		J&P-Avax S.A.	83
1,069,785	*	Jacobs Engineering Group, Inc	49,050
10,264		Jain Irrigation Systems Ltd	48
1,263,365		Jaiprakash Associates Ltd	2,991
168,604		Japan Pulp & Paper Co Ltd	602
737,004		Japan Steel Works Ltd	7,698
506,000	*	Jaya Holdings Ltd	288
20,000	*	Jenn Feng New Energy Co Ltd	25
151,000		JFE Shoji Holdings, Inc	705
175,200		JG Summit Holdings (Series B)	78
195,501		JGC Corp	4,255
771,670	*	Jiangsu Rongsheng Heavy Industry Group Co Ltd	665
20,000	*	Jingwei Textile Machinery	11
1,376	*	Jinsung T.E.C.	12
123,680	e	John Bean Technologies Corp	2,490
4,152,086		Johnson Electric Holdings Ltd	2,970
891,444	e	Joy Global, Inc	77,333
970		JS Cable Co Ltd	10
205,664		JS Group Corp	4,527
970,624		JTEKT Corp	11,453

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,000	*,e	Juki Corp	$317
35,305		Jungheinrich AG.	1,396
572	*	JVM Co Ltd	13
10,315		Jyoti Structures Ltd	31
4,648		Kaba Holding AG.	1,993
80,184	*	Kadant, Inc	1,890
1,631,004	e	Kajima Corp	4,339
161,516	e	Kaman Corp	4,695
128,000		Kandenko Co Ltd	859
554,000	*,e	Kanematsu Corp	532
6,085		Kardex AG.	197
26,500		Katakura Industries Co Ltd	273
900,000		Kato Works Co Ltd	1,995
12,000		Kaulin Manufacturing Co Ltd	11
1,212,173		Kawasaki Heavy Industries Ltd	4,076
206,702	e	Kaydon Corp	8,417
1,672,644		KBR, Inc	50,966
7,149		KCC Corp	2,485
419		KCC Engineering & Construction Co Ltd	15
78,617	e	KCI Konecranes Oyj	3,245
1,530	*	Keangnam Enterprises Ltd	14
25,000	*	Keihan Electric Railway Co Ltd	104
84,855		Keller Group plc	833
39,000		Kenmec Mechanical Engineering Co Ltd	33
255,918	e	Kennametal, Inc	10,099
150,600	*	Kepler Weber S.A.	32
2,759,436		Keppel Corp Ltd	24,340
24,100	*,e	KEYW Holding Corp	354
51,303		Kier Group plc	1,097
168,914		Kinden Corp	1,560
11,000		King Slide Works Co Ltd	56
171,151		Kingspan Group plc	1,713
16,000		Kinik Co	33
121,000		Kinki Sharyo Co Ltd	650
125,000		Kitz Corp	594
91,371	*	Kloeckner & Co AG.	2,565
1,171,282		KOC Holding AS	5,705
2,690		Kolon Engineering & Construction Co Ltd	11
2,106,155		Komatsu Ltd	63,737
4,202		Komax Holding AG.	458
92,790		Komori Corp	1,101
52,178		Kone Oyj (Class B)	2,901
307,328		Koninklijke BAM Groep NV	1,888
2,782,580		Koninklijke Philips Electronics NV	85,225
16,342		Koor Industries Ltd	398
11,433	*	Kopex S.A.	73
920		Korea Electric Terminal Co Ltd	16
103,229	*,e	Kratos Defense & Security Solutions, Inc	1,360
19,474		Krones AG.	1,222
278,000	*	KS Energy Services Ltd	234
252		Ksb AG	196
368,694		Kubota Corp	3,492

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

33,668	*,e	KUKA AG.	$747
440		Kumho Electric Co Ltd	16
16,001	*	Kumho Industrial Co Ltd	236
271,094		Kurita Water Industries Ltd	8,541
60,570		Kuroda Electric Co Ltd	850
790		Kyeryong Construction Industrial Co Ltd	13
67,000		Kyosan Electric Manufacturing Co Ltd	309
111,600		Kyowa Exeo Corp	1,151
54,000		Kyudenko Corp	346
846,664		L-3 Communications Holdings, Inc	59,681
60,298	*,e	LaBarge, Inc	947
70,213	*	Ladish Co, Inc	3,413
1,074		Lakshmi Machine Works Ltd	59
300,889		Larsen & Toubro Ltd	13,318
237,370		Lavendon Group plc	428
29,338	e	Lawson Products, Inc	730
97,776	*,e	Layne Christensen Co	3,365
57,271	*	LB Foster Co (Class A)	2,345
338,157		Legrand S.A.	13,771
282,155	e	Leighton Holdings Ltd	8,883
14,966		Lemminkainen Oyj	520
144,862	e	Lennox International, Inc	6,851
175,863		LG Corp	13,528
1,086		LG Hausys Ltd	83
4,970		LG International Corp	169
149,453	e	Lincoln Electric Holdings, Inc	9,755
80,310	e	Lindab International AB	1,054
54,280	e	Lindsay Manufacturing Co	3,226
4,579		LISI	308
67,500	*	LK Technology Holdings Ltd	26
42,342	*,e	LMI Aerospace, Inc	677
1,287,784		Lockheed Martin Corp	90,029
17,000		Longwell Co	27
6,907,000	e	Lonking Holdings Ltd	3,777
24,704		LS Cable Ltd	2,318
20,308		LS Industrial Systems Co Ltd	1,618
110,139		LSI Industries, Inc	932
34,000	*	Luoyang Glass Co Ltd	10
2,800	*	Lupatech S.A.	33
77,594	*,e	Lydall, Inc	625
28,382		Mabuchi Motor Co Ltd	1,463
1,014,059		Macmahon Holdings Ltd	545
175,000		Maeda Corp	550
112,000		Maeda Road Construction Co Ltd	895
1,700	*,e	Magnetek, Inc	2
156,247		Maire Tecnimont S.p.A.	687
160,000	*	Makino Milling Machine Co Ltd	1,318
115,924	*	Makita Corp	4,740
463,400		Malaysian Resources Corp BHD	299
6,853		MAN AG.	815
15,414	*	Manitou BF S.A.	356
412,255	e	Manitowoc Co, Inc	5,405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

49,000		Marcopolo S.A.	$206
36,442	e	Martifer SGPS S.A.	73
2,490,329		Marubeni Corp	17,514
4,089,287	e	Masco Corp	51,770
283,561	*	Mastec, Inc	4,137
49,000		Max Co Ltd	580
29,193	*	MAX India Ltd	96
4,378	*	Maytas Infra Ltd	18
2,800,000	*	Media China Corp Ltd	15
2,558,169		Meggitt plc	14,757
325,000	e	Meidensha Corp	1,537
1,113,980		Melrose plc	5,401
3,895,000	*,e	Metallurgical Corp of China Ltd	1,719
54,724		Metka S.A.	689
63,972	e	Met-Pro Corp	756
83,406		Metso Oyj	4,659
53,315	*,e	Meyer Burger Technology AG.	1,662
37,040	*	Michael Baker Corp	1,152
5,861		Michaniki S.A. (Preference)	2
75,403	m	Micron Machinery Co Ltd	957
70,624	*,e	Middleby Corp	5,962
54,471		Miller Industries, Inc	775
161,200		Mills Estruturas e Servicos de	2,000
755,418		Minebea Co Ltd	4,764
88,400	*	Miraito Holdings Corp	623
42,000		Mirle Automation Corp	49
136,000		MISUMI Group, Inc	3,389
3,247,565		Mitsubishi Corp	87,920
3,127,412		Mitsubishi Electric Corp	32,819
3,634,719		Mitsubishi Heavy Industries Ltd	13,654
81,000		Mitsubishi Kakoki Kaisha Ltd	178
149,000		Mitsuboshi Belting Co Ltd	866
3,793,231		Mitsui & Co Ltd	62,653
3,235,416	e	Mitsui Engineering & Shipbuilding Co Ltd	8,568
37,200		Miura Co Ltd	993
3,225,374		MMC Corp BHD	2,908
156,361	e	Monadelphous Group Ltd	2,927
231,144	*	Moog, Inc (Class A)	9,200
376,927		Morgan Crucible Co plc	1,432
50,715		Morgan Sindall plc	557
130,000	e	Mori Seiki Co Ltd	1,542
244,458	e	Mota Engil SGPS S.A.	569
151,320	e	MSC Industrial Direct Co (Class A)	9,789
153,365		MTU Aero Engines Holding AG.	10,372
12,300		Mudajaya Group BHD	17
192,263		Mueller Industries, Inc	6,287
760,027	e	Mueller Water Products, Inc (Class A)	3,169
26,700		Muhibbah Engineering M BHD	13
450,180		Murray & Roberts Holdings Ltd	2,745
83,878	*,e	MYR Group, Inc	1,761
1,524	*	Mysco	9
82,900		Nabtesco Corp	1,768

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,266	e	Nacco Industries, Inc (Class A)	$3,280
264,000		Nachi-Fujikoshi Corp	888
20,288		Nagarjuna Construction Co	64
274,000		Nagase & Co Ltd	3,547
2,410	*	Namkwang Engr & Construction	7
42,300		Namura Shipbuilding Co Ltd	207
460,257	*	Navistar International Corp	26,653
185,577		NCC AB (B Shares)	4,078
74,266	*,e	NCI Building Systems, Inc	1,039
17,100		NEC Capital Solutions Ltd	254
30,900		NEC Networks & System Integration Corp	401
454,351	e	Neo-Neon Holdings Ltd	244
1,752		NEPES Corp	25
33,229	e	Nexans S.A.	2,614
1,589		Nexcon Technology Co Ltd	10
233,339		NGK Insulators Ltd	3,808
114,133		Nibe Industrier AB (Series B)	1,744
196,000		Nichias Corp	1,016
8,700		Nichiden Corp	260
27,200		Nichiha Corp	222
185,013	e	Nidec Corp	18,709
156,000		Nippo Corp	1,088
155,000	e	Nippon Carbon Co Ltd	504
93,000		Nippon Densetsu Kogyo Co Ltd	898
100,000		Nippon Road Co Ltd	239
132,730	e	Nippon Sharyo Ltd	647
1,582,627		Nippon Sheet Glass Co Ltd	4,269
64,800		Nippon Signal Co Ltd	515
65,000		Nippon Steel Trading Co Ltd	200
92,000	*	Nippon Thompson Co Ltd	741
385,000		Nishimatsu Construction Co Ltd	503
18,000		Nishio Rent All Co Ltd	121
113,000		Nissin Electric Co Ltd	685
29,300		Nitta Corp	577
358,000	*	Nitto Boseki Co Ltd	904
43,900	e	Nitto Kogyo Corp	497
14,973		Nitto Kohki Co Ltd	389
1,310		NK Co Ltd	14
32,564	e	NKT Holding AS	1,735
2,298,282	e	Noble Group Ltd	3,886
25,637		Noida Toll Bridge Co Ltd	17
51,800	*,e	Nordex AG.	381
174,692		Nordson Corp	16,051
134,919		Noritake Co Ltd	482
34,400	e	Noritz Corp	608
1,346,235	e	Northrop Grumman Corp	87,209
65,887	*,e	Northwest Pipe Co	1,583
576,776		NRW Holdings Ltd	1,274
757,944	e	NSK Ltd	6,852
3,951,722	*	NTN Corp	20,978
2,009,361	e	NWS Holdings Ltd	3,050
17,000	e	Obara Corp	180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

564,439		Obayashi Corp	$2,600
77,094	e	Obrascon Huarte Lain S.A.	2,336
138,246	*	OC Oerlikon Corp AG.	724
82,500		Oiles Corp	1,528
217,641	*,e	Okuma Holdings, Inc	1,662
221,000		Okumura Corp	841
6,291	e	Omega Flex, Inc	104
59,500		Onoken Co Ltd	546
145,169		Orascom Construction Industries	7,180
248,583	*,e	Orbital Sciences Corp	4,258
46,000		Organo Corp	353
107,108	*,e	Orion Marine Group, Inc	1,242
50,611	e	Orkla ASA	492
83,311		Ormat Industries	716
101,700	e	OSG Corp	1,231
435,271	*,e	Oshkosh Truck Corp	15,339
916,000		Otto Marine Ltd	250
61,678	e	Outotec Oyj	3,811
716,036	*,e	Owens Corning, Inc	22,305
1,655,267	e	Paccar, Inc	95,046
17,261	e	Palfinger AG.	663
467,482		Pall Corp	23,178
5,731,000	m	Pan-United Corp Ltd	2,411
1,243,117		Parker Hannifin Corp	107,282
3,531		Patel Engineering Ltd	24
10,535		PBG S.A.	758
221,257		Peab AB (Series B)	1,883
309,858	e	Pentair, Inc	11,313
450,000		Penta-Ocean Construction Co Ltd	765
163,192		Perini Corp	3,494
11,797		Pfeiffer Vacuum Technology AG.	1,387
55,580	*,e	Pfleiderer AG.	181
28,877	*,e	Pgt, Inc	71
27,000		Phihong Technology Co Ltd	49
8,769		Phoenix Solar AG.	278
73,332	*,e	Pike Electric Corp	629
15,495	e	Pinguely-Haulotte	240
42,578	*	Pipavav Shipyard Ltd	83
63,616		Pkc Group Oyj	1,309
10,009		Plasson	246
72,507	*,e	PMFG, Inc	1,189
108,878		Polimex Mostostal S.A.	147
27,300		Polyplex PCL	33
148,922	*	Polypore International, Inc	6,066
31,244		Ponsse Oy	451
59,969	*	Powell Industries, Inc	1,972
15,000	*	Powercom Co Ltd	30
87,960	*,e	PowerSecure International, Inc	684
15,879		Praj Industries Ltd	30
1,061,310	e	Precision Castparts Corp	147,745
16,867	e	Preformed Line Products Co	987
94,302	e	Primoris Services Corp	900

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,664	e	Prysmian S.p.A.	$301
162,000		PT AKR Corporindo Tbk	31
12,033,500	*	PT Bakrie and Brothers Tbk	87
59,500		PT Hexindo Adiperkasa Tbk	47
352,000		PT Pembangunan Perumahan Tbk	31
2,461,516		PT United Tractors Tbk	6,502
477,000		PT Wijaya Karya	36
38,396		Punj Lloyd Ltd	96
77,305	*,e	Pursuit Dynamics plc	593
3,088	*	Pyeong San Co Ltd	14
914,269		QinetiQ plc	1,853
283,138		Quanex Building Products Corp	5,371
659,623	*	Quanta Services, Inc	13,140
3,656		R Stahl AG.	132
90,278		Ramirent Oyj	1,188
24,000		Randon Participacoes S.A.	178
51,700	*	Ranhill BHD	15
4,668		Rational AG.	1,032
31,754		Raubex Group Ltd	113
70,534	e	Raven Industries, Inc	3,364
2,206,845	e	Raytheon Co	102,265
91,323	*,e	RBC Bearings, Inc	3,569
25,000	*	Rechi Precision Co Ltd	16
172,991		Regal-Beloit Corp	11,549
214,326		Reunert Ltd	2,180
515,890		Rheinmetall AG.	41,480
42,000		Rich Development Co Ltd	28
133,681	e	Robbins & Myers, Inc	4,783
503,462	e	Rockwell Automation, Inc	36,103
705,655	e	Rockwell Collins, Inc	41,111
11,679		Rockwool International AS (B Shares)	1,455
1,473,713		Rolls-Royce Group plc	14,314
294,585	e	Roper Industries, Inc	22,515
4,612		Rosenbauer International AG.	231
331,000		Rotary Engineering Ltd	263
126,126		Rotork plc	3,595
206,750	*,e	RSC Holdings, Inc	2,014
6,000		Ruentex Engineering & Construction Co	9
145,208	*,e	Rush Enterprises, Inc (Class A)	2,968
81,933		Russel Metals, Inc	1,887
283,000	*,e	Ryobi Ltd	1,297
530		S&T Corp	8
1,080		S&T Holdings Co Ltd	14
133,303		Saab AB (Class B)	2,438
148,436	*,e	Sacyr Vallehermoso S.A.	942
1,038,088		Safran S.A.	36,761
34,413		Saft Groupe S.A.	1,267
32,653		Salfacorp S.A.	118
754		Sambu Construction Co Ltd	11
185,830		Samsung Corp	12,919
44,224		Samsung Engineering Co Ltd	7,482
247,660		Samsung Heavy Industries Co Ltd	8,991

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,848		Samsung Techwin Co Ltd	$7,738
1,250		Samwhan Corp	11
11,000		San Shing Fastech Corp	12
1,248,862		Sandvik AB	24,343
70,000		Sanki Engineering Co Ltd	481
331,000	*	Sankyo-Tateyama Holdings, Inc	420
303,000		Sanwa Shutter Corp	959
1,012,000	e	Sany Heavy Equipment International	1,492
52,000		Sanyo Denki Co Ltd	316
165,000	e	Sasebo Heavy Industries Co Ltd	337
391,192	*,e	SatCon Technology Corp	1,760
101,951	*	Sauer-Danfoss, Inc	2,880
218,856		Scania AB (B Shares)	5,034
17,406		Schindler Holding AG.	2,059
36,109		Schindler Holding AG. (Reg)	4,321
544,788	e	Schneider Electric S.A.	81,536
37,578		Schouw & Co	899
1,102		Schweiter Technologies AG.	884
1,808		Seaboard Corp	3,600
46,300	e	SeaCube Container Leasing Ltd	651
35,000		SEC Carbon Ltd	194
272,958		Sedgman Ltd	637
80,000		Seika Corp	205
72,000		Sekisui Jushi Corp	735
3,121,689		SembCorp Industries Ltd	12,503
3,809,449	e	SembCorp Marine Ltd	15,940
1,139,601		Senior plc	2,678
69,881	*,e	Sensata Technologies Holding BV	2,104
8,653		Seohee Construction Co Ltd	11
1,074		Seoul Marine Co Ltd	10
147,967		Seven Network Ltd	1,332
129,160		Severfield-Rowen plc	620
3,150		Sewon Cellontech Co Ltd	13
67,470	*,e	SGL Carbon AG.	2,436
25,000	*	SGSB Group Co Ltd	18
9,800	*	Shanghai Automation Instrumentation Co Ltd	9
50,600		Shanghai Diesel Engine Co Ltd	45
9,476,000		Shanghai Electric Group Co Ltd	6,254
45,300	*	Shanghai Erfangji Co Ltd	19
48,300		Shanghai Highly Group Co Ltd	31
1,097,600	e	Shanghai Industrial Holdings Ltd	4,745
24,920		Shanghai Mechanical and Electrical Industry Co Ltd	29
156,000		Shanghai Prime Machinery Co Ltd	42
31,500	*	Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	29
571,229	*	Shaw Group, Inc	19,553
14,000		Shenji Group Kunming Machine Tool Co Ltd	9
8,000		ShenMao Technology, Inc	14
82,000		Shihlin Electric & Engineering Corp	113
357,132		Shikun & Binui Ltd	981
35,600		Shima Seiki Manufacturing Ltd	858
472,141		Shimizu Corp	2,018

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,000		Shin Zu Shing Co Ltd	$40
124,000	e	Shinko Electric Co Ltd	321
48,000	e	Shin-Kobe Electric Machinery Co Ltd	580
476,590		Shinmaywa Industries Ltd	2,060
188,000		Shinsho Corp	468
51,900	e	SHO-BOND Holdings Co Ltd	1,095
450,000		Shui On Construction and Materials Ltd	524
1,607,534		Siemens AG.	199,133
106,433		Siemens India Ltd	1,953
817,853	*	SIG plc	1,641
21,000		Silitech Technology Corp	65
3,946,471		Sime Darby BHD	11,263
170,832	e	Simpson Manufacturing Co, Inc	5,280
1,834,000	*	Singamas Container Holdings Ltd	588
1,392,196		Singapore Technologies Engineering Ltd	3,710
51,729	*,e	Singulus Technologies	310
63,100		Sino Thai Engineering & Construction PCL	28
2,604,000	e	Sinotruk Hong Kong Ltd	2,683
54,026		Sintex Industries Ltd	220
61,800		Sintokogio Ltd	588
54,339		SK Corp	6,679
116,760		SK Networks Co Ltd	1,373
26,642		Skanska AB (B Shares)	528
2,408,420		SKF AB (B Shares)	68,611
294,801		SM Investments Corp	3,654
59,130		SMC Corp	10,131
4,408,052		Smiths Group plc	85,564
182,323	e	Snap-On, Inc	10,316
171,020		SNC-Lavalin Group, Inc	10,280
1,759,936	*	Sojitz Holdings Corp	3,858
9,407		Solar Holdings AS (B Shares)	715
13,805	*,e	Solar Millennium AG.	369
58,976		Solaria Energia y Medio Ambiente S.A.	114
138,301	*	Sonae Capital SGPS S.A.	76
1,107,389	e	Sonae SPGS S.A.	1,154
753,938		Speedy Hire plc	332
108,318		Spirax-Sarco Engineering plc	3,266
494,171	*,e	Spirit Aerosystems Holdings, Inc (Class A)	10,284
283,410	e	SPX Corp	20,261
19,891		SRV Group plc	176
1,985	*	Ssangyong Engineering & Construction Co Ltd	13
64,157	e	Standex International Corp	1,919
106,370	*,e	Sterling Construction Co, Inc	1,387
39,000		Strabag SE	1,068
4,550	*	STX Corp Co Ltd	114
3,200		Stx Engine Co Ltd	98
910		STX Enpaco Co Ltd	10
7,600		STX Shipbuilding Co Ltd	167
50,184		Sulzer AG.	7,648
132,000		Sumikin Bussan Corp	319
2,438,752	e	Sumitomo Corp	34,514
2,312,056		Sumitomo Electric Industries Ltd	32,122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

437,093		Sumitomo Heavy Industries Ltd	$2,810
420,575		Sumitomo Precision Products Co Ltd	2,057
59,244	e	Sun Hydraulics Corp	2,239
1,850	*	Sung Jin Geotec Co Ltd	25
1,839		Sung Kwang Bend Co Ltd	38
33,000		Sunonwealth Electric Machine Industry Co Ltd	31
8,000		Sunspring Metal Corp	10
61,200		Sunway Holdings BHD	44
145,668	e	Superior Plus Corp	1,623
823,531	*	Suzlon Energy Ltd	1,007
329,000	*,e	SWCC Showa Holdings Co Ltd	381
366,287		Swisslog Holding AG.	333
120,000		Ta Ya Electric Wire & Cable	37
510,186	e	Tadano Ltd	2,746
1,192		Taewoong Co Ltd	49
9,560		Taeyoung Engineering & Construction	53
8,570	*	Taihan Electric Wire Co Ltd	48
40,000		Taihei Dengyo Kaisha Ltd	328
69,000		Taihei Kogyo Co Ltd	324
38,300	e	Taikisha Ltd	679
3,789,292		Taisei Corp	8,868
1,196,608		Taiwan Glass Industrial Corp	1,492
101,000	e	Takaoka Electric Manufacturing Co Ltd	532
125,929		Takara Standard Co Ltd	853
77,400	e	Takasago Thermal Engineering Co Ltd	648
90,000	*	Takuma Co Ltd	251
75,149	e	TAL International Group, Inc	2,320
245,017	*,e	Taser International, Inc	1,152
2,652,315	e	Tat Hong Holdings Ltd	1,984
504,967		Tata Motors Ltd	14,775
7,078,833		Teco Electric and Machinery Co Ltd	4,734
114,151	*	Tecumseh Products Co (Class A)	1,490
22,491		Tekfen Holding AS	94
200,526	*,e	Teledyne Technologies, Inc	8,817
118,369	e	Tennant Co	4,547
335,937	*,e	Terex Corp	10,427
9,938		Texmaco Ltd	12
41,326	e	Textainer Group Holdings Ltd	1,177
4,349,483	e	Textron, Inc	102,822
256,049		Thales S.A.	8,959
463		Thermax Ltd	9
126,611		THK Co Ltd	2,911
329,750	*,e	Thomas & Betts Corp	15,927
118,000	*	Tianjin Development Hldgs	112
1,144,015		Timken Co	54,604
164,555	e	Titan International, Inc	3,215
55,568	*,e	Titan Machinery, Inc	1,072
1,619	*	TK Corp	38
370,000		Toa Corp/Tokyo	433
17,300		Tocalo Co Ltd	334
317,000		Toda Corp	1,179
49,000		Toenec Corp	281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,738		Tognum AG.	$3,841
33,000	e	Tokyo Energy & Systems, Inc	213
205,740		Tokyu Construction Co Ltd	623
49,000		Tong-Tai Machine & Tool Co Ltd	70
14,000		Topco Technologies Corp	35
24,700	e	Torishima Pump Manufacturing Co Ltd	521
224,303	e	Toro Co	13,826
112,742		Toromont Industries Ltd	3,488
153,964	e	Toshiba Machine Co Ltd	779
54,000		Toshiba Plant Systems & Services Corp	776
361,973		Toto Ltd	2,626
693,000		Toyo Construction Co Ltd	376
51,000	e	Toyo Electric Manufacturing Co Ltd	296
643,957		Toyo Engineering Corp	2,498
14,400	e	Toyo Tanso Co Ltd	853
231,828		Toyota Tsusho Corp	4,083
126,500	*	Tradewinds Corp BHD	37
47,770	*	Trakya Cam Sanayi AS	98
489,184	e	TransDigm Group, Inc	35,226
410,107		Travis Perkins plc	6,765
126,679	e	Tredegar Corp	2,455
453,606	e	Trelleborg AB (B Shares)	4,795
39,981	e	Trevi Finanziaria S.p.A.	576
63,760	*,e	Trex Co, Inc	1,528
99,613	*	Trimas Corp	2,038
250,625	e	Trinity Industries, Inc	6,669
85,332	e	Triumph Group, Inc	7,630
25,000		Trusco Nakayama Corp	420
267,000		Tsubakimoto Chain Co	1,424
70,000	e	Tsugami Corp	497
45,000		Tsukishima Kikai Co Ltd	334
2,496		Turk Traktor ve Ziraat Makineleri AS.	38
43,072		Twin Disc, Inc	1,286
4,272,041		Tyco International Ltd	177,033
3,674	*	UI ENERGY Corp	11
94,204		Ultra Electronics Holdings	2,491
730		Umeco plc	5
15,900	e	Union Tool Co	457
1,224	*	Unison Co Ltd	7
3,831	*,e	United Capital Corp	125
322,000		United Engineers Ltd	682
587,538	e	United Group Ltd	8,671
21,000		United Integrated Services Co Ltd	30
293,788	*,e	United Rentals, Inc	6,684
3,270,647	e	United Technologies Corp	257,465
83,409	e	Universal Forest Products, Inc	3,245
75,257	e	Uponor Oyj	1,392
155,511	*,e	UQM Technologies, Inc	356
366,979	*	URS Corp	15,270
1,162,003	*,e	USG Corp	19,557
396,305		Ushio, Inc	7,556
14,333		Vacon plc	747

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

796,774		Vallourec	$83,688
68,225	e	Valmont Industries, Inc	6,054
120,301		Veidekke ASA	1,082
13,215	*,e	Vestas Wind Systems AS	417
89,108	e	Vicor Corp	1,461
797,371		Vinci S.A.	43,346
240,000	*	Vitar International Holdings Ltd	55
24,036		Voltas Ltd	117
765,729		Volvo AB (B Shares)	13,491
91,793	e	Von Roll Holding AG.	481
13,580		Vossloh AG.	1,733
244,110	e	W.W. Grainger, Inc	33,715
307,719	*,e	Wabash National Corp	3,646
386,190	*,e	WABCO Holdings, Inc	23,531
52,991		Wacker Construction Equipment AG.	921
23,200		Wafangdian Bearing Co Ltd	25
32,138		Wajax Income Fund	1,191
3,812,150	*	Walsin Lihwa Corp	2,419
1,003		Walter Meier AG.	205
56,245	e	Wartsila Oyj (B Shares)	4,292
119,211	e	Watsco, Inc	7,520
146,461	e	Watts Water Technologies, Inc (Class A)	5,359
63,631		Wavin NV	969
12,000	*	Ways Technical Corp Ltd	28
101,200		WCT BHD	105
21,000		Wei Mon Industry Co Ltd	16
677,000	e	Weichai Power Co Ltd	4,168
193,073		Weir Group plc	5,358
16,000		Well Shin Technology Co Ltd	29
66,041		Wendel	6,081
274,388	*,e	WESCO International, Inc	14,488
148,821	e	Westinghouse Air Brake Technologies Corp	7,871
54,805	*	Westport Innovations, Inc	1,011
4,216,597	*,e	Wienerberger AG.	80,518
12,141		Wilson Bayly Holmes-Ovcon Ltd	256
1,040,861	*	Wolseley plc	33,204
310,266		Woodward Governor Co	11,654
2,575		Wooree ETI Co Ltd	16
32,372	*,b,e	Xerium Technologies, Inc	516
36,000		Yahagi Construction Co Ltd	211
71,400		Yamazen Corp	383
3,637,169	e	Yangzijiang Shipbuilding	5,413
12,190		Yazicilar Holding AS.	106
1,197,000	*,e	Ying Li International Real Estate Ltd	406
177,961		YIT Oyj	4,435
43,000		Yokogawa Bridge Holdings Corp	280
1,633	*	Yonghyun BM Co Ltd	17
1,043		Young Poong Precision Corp	11
236,000	e	Yuasa Trading Co Ltd	235
76,000		Yungtay Engineering Co Ltd	114
53,000		Yurtec Corp	211
13,400		Yushin Precision Equipment Co Ltd	264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,087	e	Zardoya Otis S.A.	$142
965		Zehnder Group AG.	2,343
9,475	e	Zhongde Waste Technology AG.	146
2,546,000		Zhuzhou CSR Times Electric Co Ltd	10,007
83,577		Zodiac S.A.	6,277
39,309		Zumtobel AG.	1,098

		TOTAL CAPITAL GOODS	9,392,949

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
58,152		Aangpanneforeningen AB (B Shares)	1,204
224,565	e	Aaron’s, Inc	4,579
268,180	e	ABM Industries, Inc	7,053
224,796	*	Acacia Research (Acacia Technologies)	5,831
252,191	*,e	ACCO Brands Corp	2,149
3,870,853	*	Accor Services	91,634
2,019,847		Adecco S.A.	132,316
159,387		Administaff, Inc	4,670
95,848	*,e	Advisory Board Co	4,565
28,800		Aeon Delight Co Ltd	567
691,130	e	Aggreko plc	15,969
7,900		American Banknote S.A.	96
129,627	e	American Ecology Corp	2,253
157,504	*,e	American Reprographics Co	1,195
121,427	*,e	APAC Customer Services, Inc	737
50,574		Asahi Holdings, Inc	1,071
960,000	*	Asia Energy Logistics Group Ltd	13
15,644	e	Assystem	285
268,151		Atkins WS plc	2,929
324,107		Avery Dennison Corp	13,723
281,145		Babcock International Group	2,503
36,315		Barrett Business Services, Inc	565
5,479		Bertrandt AG.	403
163,961		BFI Canada Ltd	3,989
3,245,415		Brambles Ltd	23,634
306,740	e	Brink’s Co	8,245
13,466		Brunel International	531
70,448		Bureau Veritas S.A.	5,340
12,237	e	BWT AG.	360
161,195		Cabcharge Australia Ltd	963
102,795	e	Campbell Brothers Ltd	4,162
161,195		Cape plc	1,042
168,761		Capita Group plc	1,833
102,940	*	Casella Waste Systems, Inc (Class A)	730
197,256	*,e	CBIZ, Inc	1,231
53,074	e	CDI Corp	987
217,342	*,e	Cenveo, Inc	1,161
29,116		Cewe Color Holding AG.	1,298
367,000	e	China Everbright International Ltd	193
415,777		Cintas Corp	11,625
98,310	*,e	Clean Harbors, Inc	8,266
2,721	e	Compx International, Inc	31
202,296	e	Connaught plc	53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

71,617	*	Consolidated Graphics, Inc	$3,468
7,900		Contax Participacoes S.A.	152
225,134	*,e	Copart, Inc	8,409
211,063	e	Corporate Executive Board Co	7,925
457,253	*,e	Corrections Corp of America	11,459
87,627	*,e	CoStar Group, Inc	5,044
50,366		Courier Corp	782
407,807	e	Covanta Holding Corp	7,010
50,395	*,e	CRA International, Inc	1,185
1,186,338		Dai Nippon Printing Co Ltd	16,161
46,000	e	Daiseki Co Ltd	960
433,115		Davis Service Group plc	2,948
144,091		De La Rue plc	1,841
226,247	e	Deluxe Corp	5,208
124,190		Derichebourg	865
143,281	*	Dolan Media Co	1,994
592,168	e	Downer EDI Ltd	2,780
244,957	e	Dun & Bradstreet Corp	20,109
77,300		Duskin Co Ltd	1,461
1,093,507		eaga plc	1,198
209,000	*	Eastern Media International Corp	53
461,339		EnergySolutions, Inc	2,570
85,345	*,e	EnerNOC, Inc	2,041
150	e	en-japan, Inc	210
139,337	e	Ennis, Inc	2,383
257,620		Equifax, Inc	9,171
1,029,753		Experian Group Ltd	12,812
87,258	*	Exponent, Inc	3,275
18,430		Fiera Milano S.p.A.	108
1,158,000	*	Fook Woo Group Holdings Ltd	457
59,894	*,e	Franklin Covey Co	514
97,403	*,e	FTI Consulting, Inc	3,631
89,775	*,e	Fuel Tech, Inc	872
18,463,000	*	Fung Choi Media Group Ltd	2,733
110,443	e	G & K Services, Inc (Class A)	3,414
35,304	*	Gategroup Holding AG.	1,931
273,363	*,e	Geo Group, Inc	6,741
24,939	e	GL Events	853
69,638	*	GP Strategies Corp	713
1,796,156		Group 4 Securicor plc	7,130
11,459		Groupe CRIT	313
60,817	*	Gunnebo AB	479
2,038,884		Hays plc	4,098
281,805	e	Healthcare Services Group	4,585
73,522	e	Heidrick & Struggles International, Inc	2,106
247,279	e	Herman Miller, Inc	6,256
263,556	*,e	Higher One Holdings, Inc	5,332
143,232	*,e	Hill International, Inc	927
187,846	e	HNI Corp	5,861
365,828		Homeserve plc	2,528
138,170	*,e	Hudson Highland Group, Inc	806
106,812	*,e	Huron Consulting Group, Inc	2,825

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,146	*,e	ICF International, Inc	$2,061
151,992	*	IHS, Inc (Class A)	12,219
108,386	*,e	Innerworkings, Inc	710
3,059		Insun ENT Co Ltd	11
221,632		Interface, Inc (Class A)	3,469
192,380		Intertek Group plc	5,324
138,246		Intrum Justitia AB	2,127
10,080,000		iOne Holdings Ltd	281
5,513	*	Ipek Matbacilik Sanayi Ve Ticaret AS	13
575,788		Iron Mountain, Inc	14,400
317,171	e	ITE Group plc	1,247
613,600		JobStreet Corp BHD	593
85,119	*,e	KAR Auction Services, Inc	1,175
109,973	*	Kelly Services, Inc (Class A)	2,067
135,860	*,e	Kforce, Inc	2,198
125,200	*	K-Green Trust	104
160,810	e	Kimball International, Inc (Class B)	1,110
195,695		Knoll, Inc	3,274
107,500	e	Kokuyo Co Ltd	929
205,974	*,e	Korn/Ferry International	4,760
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	47
188,000	e	Kyodo Printing Co Ltd	445
26,000		L&K Engineering Co Ltd	28
48,585		Lassila & Tikanoja Oyj	956
98,196	*,e	LECG Corp	136
107,020		Loomis AB	1,607
52,415	*	M&F Worldwide Corp	1,211
167,129		Manpower, Inc	10,489
18,462		Matsuda Sangyo Co Ltd	332
106,061	e	McGrath RentCorp	2,781
183,820		McMillan Shakespeare Ltd	1,591
117,307	e	Mears Group plc	554
43,900	*,e	Meitec Corp	939
167,349	*,e	Metalico, Inc	984
538,769		Michael Page International plc	4,662
125,803	e	Mine Safety Appliances Co	3,916
127,470		Mineral Resources Ltd	1,608
66,151	*,e	Mistras Group, Inc	892
485,145	e	Mitie Group	1,771
44,572		Mitsubishi Pencil Co Ltd	747
8,000	*,e	Mitsubishi Research Institute, Inc	184
158,264	*,e	Mobile Mini, Inc	3,116
24,660		Morneau Sobeco Income Fund	257
41,600		Moshi Moshi Hotline, Inc	1,091
163,798	e	Mouchel Group plc	273
49,465	e	Multi-Color Corp	963
130,000		Multiplus S.A.	2,643
18,526	*	Mvelaserve Ltd	37
350,222	*,e	Navigant Consulting, Inc	3,222
81,156	e	Newalta, Inc	970
17,879	*	Nile Cotton Ginning	50
6,800	e	Nippon Kanzai Co Ltd	113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,721	e	Nissha Printing Co Ltd	$1,346
82,000		Okamura Corp	518
212,354	*,e	On Assignment, Inc	1,731
22,768		Oyo Corp	190
132,700	e	Park24 Co Ltd	1,420
224	*	Pasona Group, Inc	167
246	e	Pilot Corp	436
649,709		Pitney Bowes, Inc	15,710
598,537		PMP Ltd	569
49,138	e	Poyry Oyj	601
79,293		Proffice AB	421
158,380		Programmed Maintenance Services Ltd	280
87,300		PRONEXUS, Inc	475
55,320		Prosegur Cia de Seguridad S.A.	3,114
1,042,941		R.R. Donnelley & Sons Co	18,220
12,048	*	Randstad Holdings NV	636
1,386,849		Regus plc	1,866
3,021,988	*	Rentokil Initial plc	4,566
1,872,446		Republic Services, Inc	55,912
203,174	e	Resources Connection, Inc	3,777
118,446	e	Ritchie Bros Auctioneers, Inc	2,730
310,563	e	Robert Half International, Inc	9,503
94,951		Robert Walters plc	481
269,832	e	Rollins, Inc	5,329
299,815	e	RPS Group plc	1,077
423,728		RSM Tenon Group plc	383
25,224		S1 Corp (Korea)	1,245
433,447		SAI Global Ltd (New)	2,163
239,873		Salmat Ltd	1,070
37,452	e	Sato Corp	496
50,975	e	Schawk, Inc (Class A)	1,049
85,330	*,e	School Specialty, Inc	1,189
7,201		Seche Environnement S.A.	567
186,568		Secom Co Ltd	8,835
5,500		Secom Techno Service Co Ltd	189
37,066		Securitas AB (B Shares)	433
444,427		Securitas Systems AB (B Shares)	912
451,680	e	Seek Ltd	3,063
91,376		Serco Group plc	791
380		SGS S.A.	638
549,263		Shanks Group plc	1,077
158,424		Skilled Group Ltd	300
65,961		Societe BIC S.A.	5,669
133,700		Sohgo Security Services Co Ltd	1,584
253,093	*	Spherion Corp	2,470
545,647	e	Spotless Group Ltd	1,172
93,081	*,e	Standard Parking Corp	1,758
76,139	e	Standard Register Co	260
62,562	*,e	Stantec, Inc	1,745
331,587		Steelcase, Inc (Class A)	3,505
559,651	*,e	Stericycle, Inc	45,288
134,838	e	Sthree plc	771

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,413	*,e	SYKES Enterprises, Inc	$3,696
18,000		Taiwan Secom Co Ltd	34
10,629,530		Taiwan-Sogo Shinkong Security Corp	8,968
88,207	*,e	Team, Inc	2,135
3,727		Telegate AG.	35
69,969		Teleperformance	2,361
46,200		Temp Holdings Co Ltd	428
375,345	*,e	Tetra Tech, Inc	9,406
50,000		Tianjin Capital Environmental Protection Group Co Ltd	18
15,600		Tokyu Community Corp	464
207,664		Tomra Systems ASA	1,381
87,700		Toppan Forms Co Ltd	900
475,587		Toppan Printing Co Ltd	4,346
129,924	e	Towers Watson & Co	6,764
52,010		Transcom WorldWide S.A. (ADR)	159
121,430		Transcontinental, Inc	1,954
636,098	e	Transfield Services Ltd	2,186
1,130,297	*,e	Transpacific Industries Group Ltd	1,572
156,763	m	Tricorona AB	186
217,552	*,e	TrueBlue, Inc	3,914
136,000		Uchida Yoko Co Ltd	503
73,512	e	Unifirst Corp	4,047
119,893	*,e	United Stationers, Inc	7,650
92,171	*	USG People NV	1,872
490,842	*,e	Verisk Analytics, Inc	16,728
131,899	e	Viad Corp	3,359
67,774	*,e	Volt Information Sciences, Inc	586
27,757	e	VSE Corp	917
1,639,701		Waste Connections, Inc	45,142
1,759,132	e	Waste Management, Inc	64,860
220,000		WHK Group Ltd	243
122,711		WSP Group plc	679
38,000		Yem Chio Co Ltd	38

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,094,586

CONSUMER DURABLES & APPAREL - 1.9%
151,000	e	361 Degrees International Ltd	109
8,770		Accell Group	443
350,378		Adidas-Salomon AG.	22,891
8,484		Advanced Digital Broadcast Holdings S.A.	278
24,000		Advanced International Multitech Co Ltd	50
20,168		AFG Arbonia-Forster Hldg	626
87,626	*,e	AGFA-Gevaert NV	0	^
12,614		Aksa Akrilik Kimya Sanayii	30
89,625		Alok Industries Ltd	56
99,000	*	Alpine Electronics, Inc	1,408
48,000		Altek Corp	73
217,709		Amer Sports Oyj (A Shares)	3,034
196,018	*,e	American Apparel, Inc	325
201,209	e	American Greetings Corp (Class A)	4,459
1,268,000		Anta Sports Products Ltd	2,013
5,676,000	*	Apollo Solar Energy Technology Holdings Ltd	438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,948		Arab Cotton Ginning	$24
257,463		Arcelik AS	1,301
69,169	*,e	Arctic Cat, Inc	1,013
54,600		Arnest One Corp	701
33,400	e	Aruze Corp	976
20,901	*	Arvind Ltd	33
31,000	*	Asia Optical Co, Inc	66
41,623		Asics Corp	535
216,000		Atsugi Co Ltd	279
6,000		AVY Precision Technology, Inc	27
50,191	*,e	Bang & Olufsen AS (B Shares)	522
1,336,099	*	Barratt Developments plc	1,847
850	*	Basic House Co Ltd	14
21,000		Basso Industry Corp	18
5,734		Bata India Ltd	46
326,146	*,e	Beazer Homes USA, Inc	1,758
338,000	*	Beijing Properties Holdings Ltd	31
179,986		Bellway plc	1,880
49,476	*	Beneteau S.A.	1,047
74,403		Benetton Group S.p.A.	489
171,337	*	Berkeley Group Holdings plc	2,377
168,191	e	Billabong International Ltd	1,402
25,660		Bjoern Borg AB	234
26,026	e	Blyth, Inc	897
3,325		Bombay Dyeing & Manufacturing Co Ltd	39
9,953		Bombay Rayon Fashions Ltd	44
4,876,000	e	Bosideng International Holdings Ltd	1,945
185,506	*	Bovis Homes Group plc	1,197
48,775	*,e	Brookfield Homes Corp	458
596,200		Brookfield Incorporacoes S.A.	3,107
388,865	e	Brunswick Corp	7,287
206,931	e	Bulgari S.p.A.	2,236
1,533,531		Burberry Group plc	26,874
86,000	*	BWG Homes ASA	312
319,808	e	Callaway Golf Co	2,581
10,600		Camargo Correa Desenvolvimento Imobiliario S.A.	51
266,720	*	Carter’s, Inc	7,871
83,037	e	Casio Computer Co Ltd	670
28,783	*,e	Cavco Industries, Inc	1,344
41,878	e	Cherokee, Inc	788
680,000		Chigo Holding Ltd	87
4,139,400	e	China Dongxiang Group Co	1,789
8,029		China Great Star International Ltd	15
79,000	e	China Lilang Ltd	122
868,000		China Ting Group Holdings Ltd	143
24,900	e	Chofu Seisakusho Co Ltd	569
155,125		Christian Dior S.A.	22,160
165,000	*,e	Clarion Co Ltd	319
28,500		Cleanup Corp	195
1,192,217	e	Coach, Inc	65,941
52,247	e	Columbia Sportswear Co	3,150
1,263,982		Compagnie Financiere Richemont S.A.	74,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

224,000		Companhia Hering	$3,643
161,800		Consorcio ARA, S.A. de C.V.	100
22,000		Corona Corp	213
112,800	*,e	Corp GEO S.A. de C.V. (Series B)	414
332,000		COSTIN NEW MATERIALS GROUP	319
428,826	*	CROCS, Inc	7,342
36,123		CSS Industries, Inc	744
38,638	*,e	Culp, Inc	400
394,281		Cyrela Brazil Realty S.A.	5,190
30,200	e	Daidoh Ltd	269
8,900		Daikoku Denki Co Ltd	114
209,000	e	Daiwa Seiko, Inc	252
316,000		Daiwabo Co Ltd	829
359,050	*,e	Deckers Outdoor Corp	28,631
163,755		De’Longhi S.p.A.	1,287
32,727	*,e	Delta Apparel, Inc	442
292,440	*	Desarrolladora Homex S.A. de C.V.	1,658
54,590		Descente Ltd	294
61,791		Dorel Industries, Inc (Class B)	2,144
2,009,434	e	DR Horton, Inc	23,973
45,542		Duni AB	494
1,159,889	*,e	Eastman Kodak Co	6,217
22,000		Eclat Textile Co Ltd	29
11,270		Elco Holdings Ltd	170
532,274		Electrolux AB (Series B)	15,116
21,000		Embry Holdings Ltd	20
113,151	e	Ethan Allen Interiors, Inc	2,264
28,400		Even Construtora e Incorporadora S.A.	147
10,900		Ez Tec Empreendimentos e Participacoes S.A.	92
59,000		Feng TAY Enterprise Co Ltd	66
279		Fields Corp	438
751,899	*	Fisher & Paykel Appliances Holdings Ltd	328
2,004		Forbo Holding AG.	1,265
727,220		Formosa Taffeta Co Ltd	708
599,179		Fortune Brands, Inc	36,102
3,244		Forus S.A.	11
483,913	*	Fossil, Inc	34,106
31,391		Foster Electric Co Ltd	930
175,000		France Bed Holdings Co Ltd	239
117,000		Fujitsu General Ltd	705
31,700	e	Funai Electric Co Ltd	1,105
209,736	*,e	Furniture Brands International, Inc	1,078
667,798		Gafisa S.A.	4,844
402,735	e	Garmin Ltd	12,481
4,000	*	Genius Electronic Optical Co Ltd	53
113,353	e	Geox S.p.A.	518
39,356		Gerry Weber International AG.	1,933
351,236		Giant Manufacturing Co Ltd	1,434
68,533	*,e	G-III Apparel Group Ltd	2,409
154,159	*,e	Gildan Activewear, Inc	4,395
7,187		Gitanjali Gems Ltd	34
676,637		Glorious Sun Enterprises Ltd	313

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,700		Grendene S.A.	$88
135,924	e	GUD Holdings Ltd	1,387
922,000		Gunze Ltd	3,895
133,000	*	Haier Electronics Group Co Ltd	155
12,500	*,e	HAJIME CONSTRUCTION Co Ltd	430
2,280		Handsome Co Ltd	37
295,541	*,e	Hanesbrands, Inc	7,507
1,670		Hansae Co Ltd	10
1,960		Hanssem Co Ltd	24
377,168	*	Harman International Industries, Inc	17,463
1,494,269		Hasbro, Inc	70,499
1,873,500	*,e	Haseko Corp	1,661
10,600	*	Hefei Meiling Co Ltd	12
79,400		Heiwa Corp	1,151
7,300		Helbor Empreendimentos S.A.	92
146,482	*,e	Helen of Troy Ltd	4,356
7,746	e	Hermes International	1,623
56,000	*	Hisense Kelon Electrical Holdings Co Ltd	37
68,300	e	Hitachi Koki Co Ltd	644
47,186	e	Hooker Furniture Corp	667
246,484	*,e	Hovnanian Enterprises, Inc (Class A)	1,008
32,842		Hugo Boss AG.	2,480
9,771		Hunter Douglas NV	517
390,000	*	Huscoke Resources Holdings Ltd	22
323,340	e	Husqvarna AB (B Shares)	2,699
2,476,000		Hutchison Harbour Ring Ltd	334
302,080	*	Hyundai Hy Communications & Network Co	932
11,527		IC Companys AS	579
347,608	*,e	Iconix Brand Group, Inc	6,712
89,433		Indesit Co S.p.A.	960
18,300	*	Inpar S.A.	38
68,000		International Taifeng Holdings Ltd	30
40,000		Inventec Appliances Corp	33
87,617	*,e	iRobot Corp	2,180
180,952	*,e	Jakks Pacific, Inc	3,297
63,000		Japan Vilene Co Ltd	325
109,000		Japan Wool Textile Co Ltd	889
4,850,304	a,e	Jarden Corp	149,730
7,540		JBF Industries Ltd	30
15,900	*	Jinshan Development & Construction Co Ltd	10
116,507	e	JM AB	2,728
180,455	*,e	Joe’s Jeans, Inc	282
20,000		Johnson Health Tech Co Ltd	30
8,536	*,e	Johnson Outdoors, Inc	107
425,874		Jones Apparel Group, Inc	6,618
222,500	*,e	JVC KENWOOD Holdings, Inc	767
235,726	e	KB Home	3,180
80,142	*,e	Kenneth Cole Productions, Inc (Class A)	1,001
9,000	*	Kinko Optical Co Ltd	15
114,279	*,e	K-Swiss, Inc (Class A)	1,425
730,000		Kurabo Industries Ltd	1,322
31,000	*	Kwong Fong Industries	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87	*	Kyungbang Ltd	$9
15,363	e	Lacrosse Footwear, Inc	252
20,000	*	LAN FA Textile	12
21,900		Lao Feng Xiang Co Ltd	60
252,525	*,e	La-Z-Boy, Inc	2,278
64,000		Le Saunda Holdings	35
49,000		Lealea Enterprise Co Ltd	30
192,978	*,e	Leapfrog Enterprises, Inc	1,071
1,032,000		Lee & Man Holding Ltd	1,042
465,355		Leggett & Platt, Inc	10,591
515,059	e	Lennar Corp (Class A)	9,657
146,521		LG Electronics, Inc	15,234
29,471		LG Electronics, Inc (Preference)	1,139
3,230		LG Fashion Corp	89
562,000		Li Heng Chemical Fibre Technologies Ltd	101
944,000	e	Li Ning Co Ltd	2,001
29,000	*	Li Peng Enterprise Co Ltd	16
94,596	*,e	Libbey, Inc	1,463
45,667	*,e	Lifetime Brands, Inc	641
415,225	*,e	Liz Claiborne, Inc	2,973
9,481		Loewe AG.	87
41,300		Luthai Textile Co Ltd	41
86,711		Luxottica Group S.p.A.	2,642
388,513		LVMH Moet Hennessy Louis Vuitton S.A.	63,909
85,602	*,e	M/I Homes, Inc	1,317
138,754	*,e	Maidenform Brands, Inc	3,298
4,551	e	Maisons France Confort	189
29,000		Makalot Industrial Co Ltd	68
537,600		Man Wah Holdings Ltd	873
6,442	*,b	Mariella Burani S.p.A.	22
48,539	*,e	Marine Products Corp	323
17,300	e	Mars Engineering Corp	306
1,031,469		Matsushita Electric Industrial Co Ltd	14,648
1,332,844		Mattel, Inc	33,894
212,843	e	MDC Holdings, Inc	6,123
64,000		Meike International Holdings Ltd	14
19,000		Meiloon Industrial Co	10
40,000		Merida Industry Co Ltd	72
189,211	*,e	Meritage Homes Corp	4,200
18,000		Merry Electronics Co Ltd	32
8,309,555	*	Ming Fung Jewellery Group Ltd	855
65,000		Mitsui Home Co Ltd	344
230,000	e	Mizuno Corp	1,184
173,234	*,e	Mohawk Industries, Inc	9,833
59,192	*,e	Movado Group, Inc	955
499,398		MRV Engenharia e Participacoes S.A.	4,696
53,289		Namco Bandai Holdings, Inc	572
20,331		National Presto Industries, Inc	2,643
1,388	*,e	Nautilus, Inc	2
62,918		New Wave Group AB (B Shares)	378
5,812,313		Newell Rubbermaid, Inc	105,669
54,238		Nexity	2,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,300		Nidec Copal Corp	$383
64,000		Nien Hsing Textile Co Ltd	54
1,614,086	e	Nike, Inc (Class B)	137,874
276,903		Nikon Corp	5,617
35,447		Nisshinbo Industries, Inc	389
206,253	e	Nobia AB	1,848
21,900	*,e	Noritsu Koki Co Ltd	139
50,513	*,e	NVR, Inc	34,906
1,620		Olympic Group Financial Investments	11
211,531		Onward Kashiyama Co Ltd	1,832
7,000		O-TA Precision Industry Co Ltd	9
61,902	e	Oxford Industries, Inc	1,585
848,165		Pace plc	2,416
1,472,000		Pacific Textile Holdings Ltd	960
105,000		PanaHome Corp	663
69		Panasonic Corp (ADR)	1
419,143	*	Pandora AS	25,248
3,223,726		PDG Realty S.A.	19,731
402,000	*,e,m	Peace Mark Holdings Ltd	78
151,000	e	Peak Sport Products Co Ltd	99
2,000		Pegas Nonwovens S.A.	50
62,761	*,e	Perry Ellis International, Inc	1,724
578,305		Persimmon plc	3,758
149,806	e	Phillips-Van Heusen Corp	9,439
444,500	*	Pioneer Corp	1,840
10,424,857		Playmates Holdings Ltd	3,635
512,428	*	Playmates Toys Ltd	18
196,051	e	Polaris Industries, Inc	15,296
171,331	e	Polo Ralph Lauren Corp (Class A)	19,004
71,428	*	Poltrona Frau S.p.A.	92
212,499	e	Pool Corp	4,790
66,500	e	Ports Design Ltd	184
4,832,250		Pou Chen Corp	4,467
174,000	e	Prime Success International Group Ltd	163
11,286		Provogue India Ltd	16
687,500	*	PT Delta Dunia Petroindo Tbk	123
5,585,800	*	Pulte Homes, Inc	42,006
318		Puma AG. Rudolf Dassler Sport	105
640,894	*,e	Quiksilver, Inc	3,249
19,979		Rajesh Exports Ltd	59
6,441	*	Raymond Ltd	54
121,065	*,e	RC2 Corp	2,636
328,515	*,e	Redrow plc	695
25,316	e	RG Barry Corp	282
1,784,000	*	Richfield Group Holdings Ltd	252
25,357		Rinnai Corp	1,549
688,000	*	Rising Development Holdings	158
4,800		Rodobens Negocios Imobiliarios S.A.	48
4,575	*	Rodriguez Group	30
32,000		Roland Corp	399
265,720		Rossi Residencial SA	2,367
613,000		Ruentex Industries Ltd	1,827

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,528	*,e	Russ Berrie & Co, Inc	$774
221,636	e	Ryland Group, Inc	3,774
27,685	*	S Kumars Nationwide Ltd	54
7,001		Sabaf S.p.A.	238
42,644	*	Safilo Group S.p.A.	758
679		Sam Kwang Glass Ind Co Ltd	42
2,030		Samchuly Bicycle Co Ltd	19
125,000	*	Sampo Corp	38
36,276		Sangetsu Co Ltd	851
167,766		Sankyo Co Ltd	9,474
39,000		Sanyo Electric Taiwan Co Ltd	50
162,000	e	Sanyo Shokai Ltd	635
8,757		Schulthess Group	369
176,611	*,e	Sealy Corp	516
52,934	e	SEB S.A.	5,498
2,084,198	e	Sega Sammy Holdings, Inc	39,661
204,000	*,e	Seiko Holdings Corp	756
1,461,230		Seiren Co Ltd	10,457
2,512,306		Sekisui Chemical Co Ltd	18,040
952,775		Sekisui House Ltd	9,635
41,000	*	Shanghai Haixin Group Co	21
2,634,550	*,e	Sharp Corp	27,160
5,080,000	e	Shenzhou International Group Holdings Ltd	5,889
168,000	e	Shikibo Ltd	244
25,818	e	Shimano, Inc	1,313
23,000		Shinkong Textile Co Ltd	44
154,845	*,e	Skechers U.S.A., Inc (Class A)	3,097
33,445	e	Skyline Corp	872
2,471,881	e	Skyworth Digital Holdings Ltd	1,466
289,295	*,e	Smith & Wesson Holding Corp	1,082
112,922		Socovesa S.A.	88
1,921,385	*	Sony Corp	69,269
6,849		SRF Ltd	54
157		SRI Sports Ltd	174
619,148	*,e	Standard-Pacific Corp	2,848
835,569	e	Stanley Works	55,875
19,000	*	Star Comgistic Capital Co Ltd	29
1,979,817	*,e	Steinhoff International Holdings Ltd	7,363
34,304	*	Steinway Musical Instruments, Inc	681
391,500		Stella International Holdings Ltd	781
152,936	*,e	Steven Madden Ltd	6,380
88,270	e	Sturm Ruger & Co, Inc	1,350
218,454		Sumitomo Forestry Co Ltd	1,918
39,638	*	Summer Infant, Inc	300
6,718		Swatch Group AG.	2,995
129,469		Swatch Group AG. Reg	10,441
21,000		Tainan Enterprises Co Ltd	33
945,000		Tainan Spinning Co Ltd	705
45,000		Taiwan Paiho Ltd	51
20,000		Taiwan Sakura Corp	17
133,493		Takamatsu Corp	1,805
29,800		Tamron Co Ltd	621

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,800,000	*	Tatung Co Ltd	$1,297
4,425,699	*	Taylor Woodrow plc	2,174
60,000		TCL Multimedia Technology Holdings Ltd	24
1,769,472	e	Techtronic Industries Co	2,308
13,000		Tecnisa S.A.	87
568,250	*,e	Tempur-Pedic International, Inc	22,764
55,549		Ten Cate NV	2,078
30,000		Texhong Textile Group Ltd	23
752,000		Texwinca Holdings Ltd	953
4,880,000	*	Theme International Holdings Ltd	414
779		Thinkware Systems Corp	10
199,076	*,e	Thomson	946
275,539	*	Timberland Co (Class A)	6,776
12,588		Tod’s S.p.A.	1,243
24,590	e	Token Corp	925
82,000		Tokyo Style Co Ltd	644
793,645	*,e	Toll Brothers, Inc	15,079
286,696	*,e	TomTom NV	3,023
97,468	e	Tomy Co Ltd	825
16,400		Touei Housing Corp	279
455,000	*	Tower Bersama Infrastructure	126
1,329,676		Toyobo Co Ltd	2,375
13,074	*	Trigano S.A.	411
6,090,000		Trinity Ltd	6,417
106,193	*,e	True Religion Apparel, Inc	2,364
71,300	*	Tsann Kuen China Enterprise Co Ltd	21
18,000		Tsann Kuen Enterprise Co Ltd	37
1,232		TTK Prestige Ltd	45
1,158,282	e	Tupperware Corp	55,216
47,869	*	Turk Sise ve Cam Fabrikalari AS	84
201,531	*,e	Under Armour, Inc (Class A)	11,052
79,812	*,e	Unifi, Inc	1,351
624,000	*	Unitika Ltd	569
66,682	*	Universal Electronics, Inc	1,892
651,215	*,e	Urbi Desarrollos Urbanos S.A. de C.V	1,529
1,476		Vardhman Textiles Ltd	10
39,900	*,e	Vera Bradley, Inc	1,317
19,283		Vestel Beyaz Esya Sanayi ve Ticaret AS.	43
8,197	*	Vestel Elektronik Sanayi	13
523,714	e	VF Corp	45,134
996,299		Victory City International Hldgs Ltd	242
16,788		Videocon Industries Ltd	81
2,211		VIP Industries Ltd	33
85,069	e	Volcom, Inc	1,605
148,627	e	Wacoal Holdings Corp	2,134
4,608,000	*	Wai Chun Mining Industry Group Co Ltd	135
249,354	*,e	Warnaco Group, Inc	13,732
44,000	e	Weiqiao Textile Co	44
1,004,000	e	Welling Holding Ltd	55
33,572	e	Weyco Group, Inc	822
537,973	e	Whirlpool Corp	47,789
8,002	*	Whirlpool of India Ltd	51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

672,000		Win Hanverky Holdings Ltd	$103
281,693	e	Wolverine World Wide, Inc	8,980
85,530		Woongjin Coway Co Ltd	3,037
23,760	*	Wuxi Little Swan Co Ltd	50
109,000	e	XTEP International Holdings	77
48,770		Yamaha Corp	605
5,000		Young Optics, Inc	31
5,020		Youngone Corp	47
370		Youngone Holdings Co Ltd	12
1,748,845	e	Yue Yuen Industrial Holdings	6,289
3,000		Zeng Hsing Industrial Co Ltd	12
10,000		Zhonglu Co Ltd	9
21,000		Zig Sheng Industrial Co Ltd	12

		TOTAL CONSUMER DURABLES & APPAREL	2,038,727

CONSUMER SERVICES - 1.8%
303,359		888 Holdings plc	259
836,221		Accor S.A.	37,211
766	e	Accordia Golf Co Ltd	743
114,892	*,e	AFC Enterprises	1,597
159,000		Ajisen China Holdings Ltd	267
66,200		Alsea SAB de C.V.	69
50,000		Ambassador Hotel	82
94,283	e	Ambassadors Group, Inc	1,084
128,186	*,e	American Public Education, Inc	4,774
119,747	e	Ameristar Casinos, Inc	1,872
136,700		Anhanguera Educacional Participacoes S.A.	3,294
665,737	*	Apollo Group, Inc (Class A)	26,289
3,698		Aptech Ltd	11
553,748	e	Aristocrat Leisure Ltd	1,693
58,300	*	Atom Corp	173
8,439	*	Autogrill S.p.A.	119
172,467	*	Bally Technologies, Inc	7,276
430,611	*	Banyan Tree Holdings Ltd	399
93,621		Benesse Corp	4,313
990,272		Berjaya Sports Toto BHD	1,445
98,249		Betsson AB (Series B)	1,709
97,456	*,e	BJ’s Restaurants, Inc	3,453
71,209	*,e	Bluegreen Corp	229
155,708	e	Bob Evans Farms, Inc	5,132
282,235	*,e	Boyd Gaming Corp	2,992
35,500	*,e	Bravo Brio Restaurant Group, Inc	681
74,662	*,e	Bridgepoint Education, Inc	1,419
773,684	e	Brinker International, Inc	16,155
79,305	*,e	Buffalo Wild Wings, Inc	3,478
156,960	e	bwin Interactive Entertainment	6,185
436,000	e	Cafe de Coral Holdings Ltd	1,078
167,625	*,e	California Pizza Kitchen, Inc	2,897
70,483	*,e	Cambium Learning Group, Inc	242
85,489	*,e	Capella Education Co	5,692
402,087	*,e	Career Education Corp	8,335
32,521	*,e	Caribou Coffee Co, Inc	328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,149,128	e	Carnival Corp	$52,986
239,604		Carnival plc	11,140
53,056	*,e	Carrols Restaurant Group, Inc	394
148,125	e	CBRL Group, Inc	8,113
143,852	*	CEC Entertainment, Inc	5,586
105,500		Central Plaza Hotel PCL	17
1,514,040		Century City International	111
311,696	*,e	Cheesecake Factory	9,557
5,870,000	*	China Energy Development Holdings Ltd	329
924,000	*	China LotSynergy Holdings Ltd	40
5,186,000	*,e	China Travel International Inv HK	1,168
124,115	*	Chipotle Mexican Grill, Inc (Class A)	26,394
55,474	e	Choice Hotels International, Inc	2,123
52,859	e	Churchill Downs, Inc	2,294
11,685		Cie des Alpes	367
7,692		City Lodge Hotels Ltd	95
30,919	*,e	Club Mediterranee S.A.	639
57,721	*	Codere S.A.	668
140,318	*,e	Coinstar, Inc	7,920
87,000	e	Colowide Co Ltd	489
2,203,249		Compass Group plc	19,958
89,492		Consumers’ Waterheater Income Fund	614
374,221	*,e	Corinthian Colleges, Inc	1,950
1,925		COX & Kings India Ltd	22
48,996	e	CPI Corp	1,105
276		Credu Corp	16
329,347	e	Crown Ltd	2,779
1,704	*,e	Ctrip.com International Ltd (ADR)	69
9,000		Daisyo Corp	113
1,443,089	e	Darden Restaurants, Inc	67,017
610,376	*,e	Denny’s Corp	2,185
446,802	e	DeVry, Inc	21,438
76,095	e	Dignity plc	854
78,742	*,e	DineEquity, Inc	3,888
156,793		Domino’s Pizza UK & IRL plc	1,348
282,228	*,e	Domino’s Pizza, Inc	4,502
42,100	e	Doutor Nichires Holdings Co Ltd	574
84,742	*,e	Education Management Corp	1,534
9,440		Educomp Solutions Ltd	112
120,814	*	Egyptian for Tourism Resorts	42
13,448		EIH Ltd	34
11,663	*	Einstein Noah Restaurant Group, Inc	164
54,365	*,e	Empire Resorts, Inc	56
103,634	*	Enjoy S.A.	26
833,974	*	Enterprise Inns plc	1,536
22,800		Estacio Participacoes S.A.	371
31,247	*	Euro Disney SCA	172
2,356		Everonn Education Ltd	33
2,299		Famous Brands Ltd	15
43,000		First Hotel	47
150,337	e	Flight Centre Ltd	3,810
32,670		Formosa International Hotels Corp	578

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,000	e	Fuji Kyuko Co Ltd	$409
69,000	e	Fujita Kanko, Inc	319
1,807,000	*,e	Galaxy Entertainment Group Ltd	2,046
176,890	*,e	Gaylord Entertainment Co	6,357
3,610,340		Genting BHD	13,090
366,000	*	Genting Hong Kong Ltd	165
5,588,935	*	Genting International plc	9,537
30,255		Gold Reef Resorts Ltd	90
7,588,000	*	Golden Resorts Group Ltd	517
135,709	*,e	Grand Canyon Education, Inc	2,659
148,410		Grand Korea Leisure Co Ltd	2,700
90,015	*	Great Canadian Gaming Corp	665
510,302		Greene King plc	3,814
663,000		GuocoLeisure Ltd	372
1,445,633	e	H&R Block, Inc	17,217
1,548		Hana Tour Service, Inc	59
131,434	e	Hillenbrand, Inc	2,735
28,500	e	HIS Co Ltd	710
97,305		Holidaybreak plc	520
3,212	*,e	Home Inns & Hotels Management, Inc (ADR)	132
919,684	e	Hongkong & Shanghai Hotels	1,576
12,227		Hotel Leela Venture Ltd	13
1,800,000		Hotel Properties Ltd	3,913
5,790		Hotel Shilla Co Ltd	142
34,350	*	Huangshan Tourism Development Co Ltd	49
328,063	*	Hurtigruten Group ASA	274
168,843	*,e	Hyatt Hotels Corp	7,726
8,700		Ichibanya Co Ltd	252
244,359		Indian Hotels Co Ltd	528
80,985		Intercontinental Hotels Group plc	1,569
949,556		International Game Technology	16,798
80,488		International Speedway Corp (Class A)	2,106
180,598	*	Interval Leisure Group, Inc	2,915
154,029		Intralot S.A.-Integrated Lottery Systems & Services	513
320,715	e	Invocare Ltd	2,388
80,736	*,e	Isle of Capri Casinos, Inc	825
234,257	*,e	ITT Educational Services, Inc	14,920
237,077	*,e	Jack in the Box, Inc	5,009
246,533	*,e	Jamba, Inc	560
86,000	*	Janfusun Fancyworld Corp	33
442,800		Jollibee Foods Corp	899
4,165	*	Jubilant Foodworks Ltd	58
106,914	*,e	K12, Inc	3,064
234,670		Kangwon Land, Inc	5,779
18,050		Kappa Create Co Ltd	435
23,300	e	Kisoji Co Ltd	496
298,562	*,e	Krispy Kreme Doughnuts, Inc	2,084
5,100	*	Kroton Educacional S.A.	67
3,747		Kuoni Reisen Holding	1,820
29,900		Kura Corp	469
18,700		Kyoritsu Maintenance Co Ltd	318
1,250,885		Ladbrokes plc	2,393

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,700		Landmarks BHD	$24
1,637,879	*,e	Las Vegas Sands Corp	75,261
32,004	e	Learning Tree International, Inc	306
35,000	*	Leofoo Development Co	25
180,835	*,e	Life Time Fitness, Inc	7,412
150,435		Lincoln Educational Services Corp	2,333
257,000		Little Sheep Group Ltd	162
510	*	Lotte Tour Development Co Ltd	10
75,611	e	Lottomatica S.p.A.	937
72,969	e	Mac-Gray Corp	1,091
111,767	e	Marcus Corp	1,483
1,424,601	e	Marriott International, Inc (Class A)	59,178
789,919		Marston’s plc	1,410
19,400		Masterskill Education Group BHD	13
20,700		Matsuya Foods Co Ltd	348
128,736	e	Matthews International Corp (Class A)	4,503
72,050	*	McCormick & Schmick’s Seafood Restaurants, Inc	655
4,844,715	e	McDonald’s Corp	371,880
19,009	e	McDonald’s Holdings Co Japan Ltd	477
798		MegaStudy Co Ltd	124
1,068,213	e	Melco International Development	610
55,827	*,e	Melco PBL Entertainment Macau Ltd (ADR)	355
596,598	*,e	MGM Mirage	8,859
214,220		Millennium & Copthorne Hotels plc	1,972
564,100		Minor International PCL (Foreign)	221
341,881	*	Mitchells & Butlers plc	1,866
1,139		Modetour Network, Inc	36
51,545	*	Monarch Casino & Resort, Inc	644
91,509	*,e	Morgans Hotel Group Co	830
33,200		MOS Food Services, Inc	617
158,842	*,e	Multimedia Games, Inc	886
582,000		NagaCorp Ltd	123
32,007		National American University Holdings, Inc	235
213,261		Navitas Ltd	842
105,012	*,e	NH Hoteles S.A.	476
96,173	*,e	O’Charleys, Inc	692
16,000	*,e	Ohsho Food Service Corp	365
267,414		OPAP S.A.	4,624
17,637		Orascom Development Holding AG.	1,055
5,076	*	Orbis S.A.	70
85,981	e	Oriental Land Co Ltd	7,964
5,943,900	*,a,e	Orient-Express Hotels Ltd (Class A)	77,211
653	e	Pacific Golf Group International Holdings KK	453
111,733		Paddy Power plc	4,584
506,436		Paliburg Holdings Ltd	198
197,036	*,e	Panera Bread Co (Class A)	19,942
144,173	*,e	Papa John’s International, Inc	3,994
4,604		Paradise Co Ltd	16
3,019,375	*,e	PartyGaming plc	9,674
52,152	*,e	Peet’s Coffee & Tea, Inc	2,177
940,218	*,e	Penn National Gaming, Inc	33,049
222,281	e	PF Chang’s China Bistro, Inc	10,772

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,428	e	Pierre & Vacances	$519
278,232	*,e	Pinnacle Entertainment, Inc	3,901
27,600		Plenus Co Ltd	422
33,077	*,e	Pre-Paid Legal Services, Inc	1,993
81,435	*,e	Princeton Review, Inc	96
152,263		Prommethean World plc	156
1,286,993	*	Punch Taverns plc	1,505
20,200		QSR Brands BHD	33
2,381,000	*,e	Raffles Education Corp Ltd	473
857,558		Rank Group plc	1,690
60,224	*	Red Lion Hotels Corp	481
87,276	*,e	Red Robin Gourmet Burgers, Inc	1,874
737,000		Regal Hotels International Holdings Ltd	291
303,976	e	Regis Corp	5,046
41,062	*	Remco for Touristic Villages Construction	30
7,028,600		Resorts World BHD	7,727
105,000		Resorttrust, Inc	1,774
617,616		Restaurant Group plc	2,648
32,614,400	e	Rexcapital Financial Holdings Ltd	3,441
190,889	*	Rezidor Hotel Group AB	1,161
19,200		Ringer Hut Co Ltd	242
178,300		Round One Corp	1,105
669,276	*,e	Royal Caribbean Cruises Ltd	31,456
33,700	e	Royal Holdings Co Ltd	351
322,410	*,e	Ruby Tuesday, Inc	4,211
112,605	*,e	Ruth’s Chris Steak House, Inc	521
48,400	e	Saizeriya Co Ltd	979
24,056,516	*	Sands China Ltd	52,862
271,872	*,e	Scientific Games Corp (Class A)	2,708
787,838	e	Service Corp International	6,500
212,000		Shanghai Jin Jiang International Hotels Group Co Ltd	52
17,300		Shanghai Jinjiang International Hotels Development Co Ltd	32
7,300		Shanghai Jinjiang International Travel Co Ltd	13
1,021,526		Shangri-La Asia Ltd	2,773
424		Shinsegae Food Co Ltd	36
239,711	*	Shuffle Master, Inc	2,745
2,826,000	*	SITC International Co Ltd	1,680
6,157,100		SJM Holdings Ltd	9,775
28,447		SkiStar AB (Series B)	551
905,158	e	Sky City Entertainment Group Ltd	2,285
324,000	*	SMI Corp Ltd	16
85,149	*	Snai S.p.A.	308
6,123		Sodexho Alliance S.A.	422
77,742	e	Sol Melia S.A.	722
262,193	*,e	Sonic Corp	2,653
857,241	e	Sotheby’s (Class A)	38,575
57,614	e	Speedway Motorsports, Inc	883
657,911		Sportingbet plc	633
10,200	e	St Marc Holdings Co Ltd	424
674,000		Stamford Land Corp Ltd	336
627		Starbucks Coffee Japan Ltd	339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,122,169	e	Starbucks Corp	$132,445
882,812	e	Starwood Hotels & Resorts Worldwide, Inc	53,657
6,866	*,e	Steak N Shake Co	2,817
66,301	*,e	Steiner Leisure Ltd	3,096
372,701		Stewart Enterprises, Inc (Class A)	2,493
60,174	e	Strayer Education, Inc	9,160
19,622		Sun International Ltd	314
1,116,153		TABCORP Holdings Ltd	8,117
1,137,500		Tattersall’s Ltd	3,002
248,589	*,e	Texas Roadhouse, Inc (Class A)	4,268
97,304		Thomas Cook Group plc	288
210,672	e	Tim Hortons, Inc (Toronto)	8,708
5,667	*	Tipp24 SE	217
239,000		Tokyo Dome Corp	651
210,000	e	Tokyotokeiba Co Ltd	321
107		Toridoll.corp	148
8,632	*,e	TUI AG.	121
112,281		TUI Travel plc	431
163,362	e	Universal Technical Institute, Inc	3,597
82,735		UP, Inc	601
170,774	*,e	Vail Resorts, Inc	8,887
28,900	e	WATAMI Co Ltd	584
167,952	e	Weight Watchers International, Inc	6,297
656,165		Wendy’s/Arby’s Group, Inc (Class A)	3,031
155,048		Wetherspoon (J.D.) plc	1,088
196,135		Whitbread plc	5,474
1,190,099		William Hill plc	3,167
718,114	*,e	WMS Industries, Inc	32,487
1,254,810	e	Wyndham Worldwide Corp	37,594
6,282,037		Wynn Macau Ltd	14,063
153,630	e	Wynn Resorts Ltd	15,953
335,000		YBM Sisa.com, Inc	2,297
50,000		Yomiuri Land Co Ltd	168
932	e	Yoshinoya D&C Co Ltd	1,166
2,035,306	e	Yum! Brands, Inc	99,832
81,304	*	Zee Learn Ltd	50
105,200	e	Zensho Co Ltd	1,048

		TOTAL CONSUMER SERVICES	1,956,602

DIVERSIFIED FINANCIALS - 6.0%
820,328		3i Group plc	4,201
33,714	e	ABC Arbitrage	328
941,394	e	Aberdeen Asset Management plc	2,978
33,952		Ackermans & Van Haaren	2,835
293,377	e	Acom Co Ltd	3,632
25,956		Administradora de Fondos de Pensiones Provida S.A.	140
8,400	e	Administradora de Fondos de Pensiones Provida S.A. (ADR)	670
421,080	e	Advance America Cash Advance Centers, Inc	2,375
80,544		Aeon Credit Service Co Ltd	1,139
778,303		Aeon Thana Sinsap Thailand PCL	826
824,200		Aeon Thana Sinsap Thailand Pcl (ADR)	875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

265,086	*,e	Affiliated Managers Group, Inc	$26,302
1,074,204		African Bank Investments Ltd	6,319
123,343	e	AGF Management Ltd	2,418
353,750	e	Aiful Corp	327
77,646	*	Altamir Amboise	666
1,684,970	*	American Capital Ltd	12,738
4,420,477	e	American Express Co	189,727
862,390	e	Ameriprise Financial, Inc	49,631
3,382,567		AMMB Holdings BHD	7,712
915,269	e	Apollo Investment Corp	10,132
1,075,200	f,g	ARA Asset Management Ltd (purchased 10/26/07, cost $554)	1,299
592,621		Ares Capital Corp	9,766
159,565		Artio Global Investors, Inc	2,354
531,429	e	Ashmore Group plc	2,776
72,029	*,e	Asset Acceptance Capital Corp	427
41,991	e	Asta Funding, Inc	340
231,272		Australian Stock Exchange Ltd	8,913
32,151		Avanza AB	1,119
302,756		Ayala Corp	2,723
2,215	*	Ayala Corp Preferred	0	^
147,187		Azimut Holding S.p.A.	1,334
1,632		Bajaj Auto Finance Ltd	26
4,158		Bajaj Auto Ltd	81
150,556		Banca Finnat Euramerica S.p.A.	101
123,372	e	Banca Generali S.p.A	1,494
17,050		Banca IFIS S.p.A.	119
319,925	*	Banca Profilo S.p.A.	191
7,500		Banco ABC Brasil S.A.	66
48,535,460	e	Bank of America Corp	647,462
3,178,728	e	Bank of New York Mellon Corp	95,998
115,295		Bank Sarasin & Compagnie AG.	5,253
332,666	e	BGC Partners, Inc (Class A)	2,764
101,202		BinckBank NV	1,569
382,749	e	BlackRock Kelso Capital Corp	4,233
887,828		BlackRock, Inc	169,203
4,441,279		Blackstone Group LP	62,844
4,417,463		BM&FBOVESPA S.A.	34,941
6,000,251		Bolsa de Valores de Colombia	134
25,681		Bolsa de Valores de Lima S.A.	87
57,100		Bolsa Mexicana de Valores S.A. de C.V.	120
109,818	e	Bolsas y Mercados Espanoles	2,617
31,677	*,e	Boursorama	335
24,700		Brait S.A.	91
331,884		Brewin Dolphin Holdings plc	822
596,675	*,e	Broadpoint Securities Group, Inc	1,414
84,081		BT Investment Management Ltd	246
110,672		Bure Equity AB	540
426,600		Bursa Malaysia BHD	1,079
121,583		Calamos Asset Management, Inc (Class A)	1,702
3,489	e	California First National Bancorp	50
109,805		Canaccord Capital, Inc	1,564
1,634,420		Capital One Financial Corp	69,561

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,406,923		Capital Securities Corp	$755
14,975	e	Capital Southwest Corp	1,554
219,470	*	Cardtronics, Inc	3,885
157,280		Cash America International, Inc	5,808
628,465	*,e,m	Cattles plc	67
41,850		CBOE Holdings, Inc	957
104,980		Century Leasing System, Inc	1,708
26,000		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	370
1,205,653		Challenger Financial Services Group Ltd	5,796
2,551,745		Charles Schwab Corp	43,660
214,000		China Bills Finance Corp	77
1,312,000	e	China Everbright Ltd	2,964
22,000		China Merchants China Direct Investments Ltd	48
3,236		Cholamandalam DBS Finance Ltd	14
290,880	e	CI Financial Corp	6,582
70,465	*	Citadel Capital Corp	111
129,864,771	*	Citigroup, Inc	614,260
199,019	e	Close Brothers Group plc	2,642
382,427	e	CME Group, Inc	123,046
75,496	e	Cohen & Steers, Inc	1,970
681,047		Collins Stewart plc	831
4,900		Compagnie Financiere Tradition S.A.	623
186,745		Compass Diversified Trust	3,304
81,893	e	CompuCredit Corp	572
103,000	*	Concord Securities Corp	40
54,246		Coronation Fund Managers Ltd	154
20,291		Corp Financiera Alba	1,043
139,626	*	Corp Financiera Colombiana S.A.	2,496
207,933		Count Financial Ltd	270
151,040	*,e	Cowen Group, Inc	704
23,829	*,e	Credit Acceptance Corp	1,496
874,360		Credit Saison Co Ltd	14,377
4,340,600		Credit Suisse Group	174,878
3,129,661	e	Criteria Caixacorp S.A.	16,653
29,100	*,e,m	D Carnegie AB	77
27,398		DAB Bank AG.	156
175,020		Daewoo Securities Co Ltd	4,056
8,920		Daishin Securities Co Ltd	130
4,130		Daishin Securities Co Ltd PF	39
1,819,448	*	Daiwa Securities Group, Inc	9,367
45,216		Davis & Henderson Income Fund	902
130,557	*	DeA Capital S.p.A.	199
581,183		Deutsche Bank AG.	30,366
36,915		Deutsche Beteiligungs AG.	1,036
164,183		Deutsche Boerse AG.	11,365
12,883	e	Diamond Hill Investment Group, Inc	932
13,958		Dinamia	164
3,665,962	e	Discover Financial Services	67,930
105,351	*,e	Dollar Financial Corp	3,016
68,420	*	Dom Maklerski IDMSA	69
3,980		Dongbu Securities Co Ltd	27
120,474	e	Duff & Phelps Corp	2,031

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

150,720	*	Dundee Corp	$3,100
101,470		DundeeWealth, Inc	2,189
7,501,366	*,e	E*Trade Financial Corp	120,022
41,398	*	East Capital Explorer AB	522
468,934	e	Eaton Vance Corp	14,176
57,548		Edelweiss Capital Ltd	60
72,240	e	EFG International	989
922,435		Egypt Kuwait Holding Co	1,568
378,263		Egyptian Financial Group-Hermes Holding	2,210
21,043	*	Elron Electronic Industries	113
68,891	*	Encore Capital Group, Inc	1,615
57,605	e	Epoch Holding Corp	895
47,930	*	Eugene Investment & Securities Co Ltd	32
35,562		Eurazeo	2,637
123,396	e	Evercore Partners, Inc (Class A)	4,195
321,315		Evolution Group plc	348
410,710	e	Exor S.p.A.	13,545
201,895	*,e	Ezcorp, Inc (Class A)	5,477
639,466		F&C Asset Management plc	837
225,756	*	FBR Capital Markets Corp	862
180,062	e	Federated Investors, Inc (Class B)	4,712
220,051	e	Fifth Street Finance Corp	2,671
9,977		Fimalac	427
68,199	*,e	Financial Engines, Inc	1,352
198,664	*,e	First Cash Financial Services, Inc	6,157
290,684	*,e	First Marblehead Corp	631
2,959,501		First Pacific Co	2,665
1,328,000		First Shanghai Investments Ltd	198
5,510,210		FirstRand Ltd	16,319
222,880		FlexiGroup Ltd	326
468,831	e	Franklin Resources, Inc	52,139
64,267	e	Friedman Billings Ramsey Group, Inc (Class A)	1,542
10,914,594		Fubon Financial Holding Co Ltd	14,974
9,165,992		Fuhwa Financial Holdings Co Ltd	6,853
29,300		Fuyo General Lease Co Ltd	960
33,706	e	GAMCO Investors, Inc (Class A)	1,618
283,501	*,e	Gartmore Group Ltd	407
117		GCA Savvian Group Corp	127
4,412,000		Get Nice Holdings Ltd	284
290,379	e	GFI Group, Inc	1,362
24,061		Gimv NV	1,314
140,741	e	Gladstone Capital Corp	1,621
119,506	e	Gladstone Investment Corp	914
19,448		Gluskin Sheff + Associates, Inc	407
103,601		GMP Capital, Inc	1,261
3,553,011		Goldman Sachs Group, Inc	597,475
28,290	e	Golub Capital BDC, Inc	484
17,598		Gottex Fund Management Holdings Ltd	109
16,450	*,e	Green Dot Corp	933
59,430	e	Greenhill & Co, Inc	4,854
11,375		Grenkeleasing AG.	577
154,255		Groupe Bruxelles Lambert S.A.	12,972

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	$0	^
10,362,413		Guinness Peat Group plc	5,814
568,000		Guotai Junan International Hol	312
899,610		Haci Omer Sabanci Holding AS	4,195
7,560		Hanwha Securities Co	58
354,359	e	Hargreaves Lansdown plc	3,238
138,691	*,e	Harris & Harris Group, Inc	607
78,863		Hellenic Exchanges S.A.	516
1,112,024		Henderson Group plc	2,349
178,488	e	Hercules Technology Growth Capital, Inc	1,849
98,953	*	HFF, Inc (Class A)	956
98,900		Hitachi Capital Corp	1,529
2,280	*	HMC Investment Securities Co Ltd	43
1,541,910	e	Hong Kong Exchanges and Clearing Ltd	34,973
45,000	*	Horizon Securities Co Ltd	16
324,207		Hyundai Securities Co	4,256
30,100		IBJ Leasing Co Ltd	758
12,353,638		ICAP plc	103,044
216,800		Ichiyoshi Securities Co Ltd	1,642
80,665		IFCI Ltd	121
675,117		IG Group Holdings plc	5,368
276,938	e	IGM Financial, Inc	12,105
29,440		India Infoline Ltd	54
58,197		Indiabulls Financial Services Ltd	227
36,191		Indiabulls Securities Ltd	18
98,898		Industrivarden AB	1,735
1,341,966		Infrastructure Development Finance Co Ltd	5,480
12,826,805	*	ING Groep NV	124,783
72,983	e	Interactive Brokers Group, Inc (Class A)	1,301
23,810		Interbolsa S.A.	36
146,876	*,e	IntercontinentalExchange, Inc	17,500
4,870	f	Intergroup Financial Services Corp (purchased 02/23/10, cost $112)	176
908,846		Intermediate Capital Group plc	4,717
79,990	*,e	International Assets Holding Corp	1,888
586,205		International Personal Finance plc	3,510
3,277,531	e	Invesco Ltd	78,857
323,034		Investec Ltd	2,754
1,295,524		Investec plc	10,645
219,604	*,e	Investment Technology Group, Inc	3,595
437,442		Investor AB (B Shares)	9,359
883,570	e	IOOF Holdings Ltd	7,049
19,498		Is Yatirim Menkul Degerler AS	33
600,000	e	iShares MSCI Canada Index Fund	18,600
1,220,171	e	iShares MSCI EAFE Index Fund	71,051
267,741		iShares MSCI Emerging Markets	12,750
473,307	e	iShares Russell 2000 Index Fund	37,027
80,100		Iwai Securities Co Ltd	572
179,000		Jaccs Co Ltd	507
165,917	*,e	Jafco Co Ltd	4,823
844,357		Janus Capital Group, Inc	10,951
8,823,000	*,a,e	Japan Asia Investment Co Ltd	6,194

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,217,200	e	Japan Securities Finance Co Ltd	$8,935
232,472	e	Jefferies Group, Inc	6,191
2,920,000	*	Jia Sheng Holdings Ltd	383
194,000	*	Jih Sun Financial Holdings Co Ltd	91
106,381	e	JMP Group, Inc	812
22,200,627	e	JPMorgan Chase & Co	941,750
15,027		JSE Ltd	180
520,304		Julius Baer Group Ltd	24,374
230,255		Julius Baer Holding AG.	3,805
348,462	*	Jupiter Investment Management Group Ltd	1,632
846,000		K1 Ventures Ltd	99
113,800	e	kabu.com Securities Co Ltd	510
79,360	*	Kardan NV	471
16,102		KAS Bank NV	253
39,901	e	Kayne Anderson Energy Development Co	719
43,613	*	KBC Ancora	766
161,898	e	KBW, Inc	4,520
3,918,000		KGI Securities Co Ltd	2,237
7,472,490		Kim Eng Holdings Ltd	14,265
23,600		Kim Eng Securities Thailand PCL	12
578,456		Kinnevik Investment AB (Series B)	11,783
2,009		KIWOOM Securities Co Ltd	103
477,454	*,e	Knight Capital Group, Inc (Class A)	6,584
52,800		Korea Investment Holdings Co Ltd	2,077
460,154		Kotak Mahindra Bank Ltd	4,668
5,730	*	KTB Securities Co Ltd	27
2,220		Kyobo Securities Co	18
167,271	*,e	LaBranche & Co, Inc	602
388,402	*,e	Ladenburg Thalmann Financial Services, Inc	454
456,274		Lazard Ltd (Class A)	18,018
870,011		Legg Mason, Inc	31,555
602,480		Leucadia National Corp	17,580
36,730	e	Life Partners Holdings, Inc	703
126,917		London Stock Exchange Group plc	1,658
16,200	*,e	LPL Investment Holdings, Inc	589
28,798		Lundbergs AB (B Shares)	2,141
246,998	*,e	Macquarie Group Ltd	9,350
3,641		Mahindra & Mahindra Financial Services	60
69,074	e	Main Street Capital Corp	1,256
1,527,633		Man Group plc	7,050
30,522		Manappuram General Finance & Leasing Ltd	102
1,094,492		Marfin Investment Group S.A	1,024
124,008	e	MarketAxess Holdings, Inc	2,581
35,042	*,e	Marlin Business Services Corp	443
93,300	e	Marusan Securities Co Ltd	558
158,000		Masterlink Securities Corp	72
451,628	e	Matsui Securities Co Ltd	3,215
322,351		MCG Capital Corp	2,247
15,789	*	MCI Management S.A.	46
76,592		Medallion Financial Corp	628
1,119,493		Mediobanca S.p.A.	9,963
19,190	*	Meritz Securities Co Ltd	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

955,000		Metro Pacific Investments Corp	$85
5,315,406	*,e	MF Global Holdings Ltd	44,437
26,000		MIN XIN Holdings Ltd	13
31,109		Mirae Asset Securities Co Ltd	1,642
68,000	e	Mito Securities Co Ltd	119
191,830		Mitsubishi UFJ Lease & Finance Co Ltd	7,608
597,000	*,e	Mizuho Investors Securities Co Ltd	647
67,199		MLP AG.	682
2,384		Monex Beans Holdings, Inc	704
2,206,368	e	Moody’s Corp	58,557
7,738,525		Morgan Stanley	210,566
340,531	*,e	MSCI, Inc (Class A)	13,267
140,100	*	Mulpha International BHD	24
111,100		Multi-Purpose Holdings BHD	80
104,901	e	MVC Capital, Inc	1,532
75,010	*,e	Mvelaphanda Group Ltd	35
52,114	*	Naeem Holding	26
437,941	*,e	Nasdaq Stock Market, Inc	10,384
73,300		National Finance PCL	88
22,955		Nationale A Portefeuille	1,123
145,437	e	Nelnet, Inc (Class A)	3,445
97,600	*,e	Netspend Holdings, Inc	1,251
103,557	*,e	NewStar Financial, Inc	1,095
121,142	e	NGP Capital Resources Co	1,115
5,040		NH Investment & Securities Co Ltd	46
2,777,638	*	Nomura Holdings, Inc	17,619
85,170		Nordnet AB (Series B)	295
3,375,097		Norte Grande S.A.	62
1,060,000	*	North Mining Shares Co Ltd	48
479,866	e	Northern Trust Corp	26,589
530,897		NYSE Euronext	15,916
435,000		Okasan Holdings, Inc	1,795
359,628		OKO Bank (Class A)	4,311
213,200	*	OMC Card, Inc	407
142,311		Onex Corp	4,327
57,505	e	Oppenheimer Holdings, Inc	1,507
284,370	e	optionsXpress Holdings, Inc	4,456
46,332		Oresund Investment AB	803
366,000	*,e	Orient Corp	428
471,206	e	ORIX Corp	46,372
607		Osaka Securities Exchange Co Ltd	3,062
54,200		OSK Holdings BHD	35
5,933		OZ Holding AG.	165
1,071,000		Pacific Century Regional Developments Ltd	167
66,546		Pargesa Holding S.A.	5,651
26,426		Partners Group	5,014
1,033,000	*	Pearl Oriental Innovation Ltd	154
205,599	e	PennantPark Investment Corp	2,517
143,570	*,e	Penson Worldwide, Inc	702
517,000	*,m	Peregrine Investment Holdings	0	^
120,748	e	Perpetual Trustees Australia Ltd	3,854
248,234	*,e	PHH Corp	5,747

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,300		Philippine Stock Exchange, Inc	$86
98,797	*,e	Pico Holdings, Inc	3,142
197,124	*	Pinetree Capital Ltd	821
40,702		Pioneers Holding	22
70,262	*,e	Piper Jaffray Cos	2,460
271,967		Platinum Asset Mangement Ltd	1,388
9,518,585		Polaris Securities Co Ltd	6,203
7,091,160		Polytec Asset Holdings Ltd	1,104
73,654	*,e	Portfolio Recovery Associates, Inc	5,539
147,000		President Securities Corp	96
87,444	*,e	Primus Guaranty Ltd	444
143,718	e	Promise Co Ltd	827
366,008	e	Prospect Capital Corp	3,953
185,862	e	Provident Financial plc	2,533
480,000		Public Financial Holdings Ltd	348
36,545	e	Pzena Investment Management, Inc (Class A)	269
173,819	*	Quest Capital Corp	308
59,238	e	Rathbone Brothers	1,010
245,914		Ratos AB (B Shares)	9,104
197,985	e	Raymond James Financial, Inc	6,474
141,689		Reliance Capital Ltd	2,118
636,192		Remgro Ltd	10,908
99,247	*	RHJ International	822
42,800		Ricoh Leasing Co Ltd	1,176
1,058,623		RMB Holdings Ltd	6,187
83,598	*,e	Rodman & Renshaw Capital Group, Inc	224
361,077		Rural Electrification Corp Ltd	2,415
98,836	*,e	Safeguard Scientifics, Inc	1,688
87,197		Samsung Card Co	4,840
73,631		Samsung Securities Co Ltd	5,716
122,143	e	Sanders Morris Harris Group, Inc	886
17,089	*	SBI Holdings, Inc	2,593
205,715		Schroders plc	5,950
513,735	e	SEI Investments Co	12,222
5	b,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	166
1,190,532	*	Shinko Securities Co Ltd	3,417
290		Shinyoung Securities Co Ltd	10
1,651,008	e	Singapore Exchange Ltd	10,832
33,890		SK Securities Co Ltd	72
50,692	*	SKS Microfinance Pvt Ltd	731
1,558,262	*	SLM Corp	19,619
286,271	*	SNS Reaal	1,220
744		Societa Partecipazioni Finanziarie S.p.A.	0	^
50,788	e	Solar Capital Ltd	1,259
1,243	*,e	Sparx Group Co Ltd	140
1,510,887		SPDR Trust Series 1	190,040
63,868	e	Sprott, Inc	518
11,925		SREI Infrastructure Finance Ltd	29
2,678,768		State Street Corp	124,134
149,465	*,e	Stifel Financial Corp	9,273
13,222		Student Loan Corp	429

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

374,380		Suramericana de Inversiones S.A.	$7,308
12,751	e	Swissquote Group Holding S.A.	731
123,749	e	SWS Group, Inc	625
516,245	e	T Rowe Price Group, Inc	33,318
26,000	*	Ta Chong Securities Co Ltd	13
154,800		Ta Enterprise BHD	38
294,337		Tai Fook Securities Group Ltd	219
9,000		Taiwan Acceptance Corp	18
170,000		Takagi Securities Co Ltd	230
201,840	m	Takefuji Corp	2
465,082	e	TD Ameritrade Holding Corp	8,832
33,963		THL Credit, Inc	442
148,797		TICC Capital Corp	1,668
118,362	e	TMX Group, Inc	4,400
448,680		Tokai Tokyo Securities Co Ltd	1,702
112,871		Tong Yang Investment Bank	990
93,000		Toyo Securities Co Ltd	162
191,835	*,e	TradeStation Group, Inc	1,295
59,216	e	Triangle Capital Corp	1,125
521,573		Tullett Prebon plc	3,113
9,516,611	*	UBS AG. (Switzerland)	156,235
5,916		Union Financiere de France BQE S.A.	213
1,017,565		UOB-Kay Hian Holdings Ltd	1,403
166,137	*	Uranium Participation Corp	1,323
239,214	e	Utilities Select Sector SPDR F	7,497
1,711,000	e	Value Partners Group Ltd	1,717
5,167	e	Verwalt & Privat-Bank AG.	634
27,514	*,e	Virtus Investment Partners, Inc	1,248
79,756		Vontobel Holding AG.	3,037
103,050	*	Vostok Nafta Investment Ltd	572
377,110	e	Waddell & Reed Financial, Inc (Class A)	13,308
5,827	*	Warsaw Stock Exchange	96
577,772		Waterland Financial Holdings	256
26,242	e	Westwood Holdings Group, Inc	1,049
1,040		Woori Financial Co Ltd	13
148,400		Woori Investment & Securities Co Ltd	3,086
84,506	*,e	World Acceptance Corp	4,462

		TOTAL DIVERSIFIED FINANCIALS	6,551,179

ENERGY - 10.6%
1,289		Aban Offshore Ltd	24
306,270	*,e	Abraxas Petroleum Corp	1,400
413,786	e	Acergy S.A.	10,141
16,975,000		Adaro Energy Tbk	4,804
226,307	*	Advantage Oil & Gas Ltd	1,539
348,364	*,m	AET&D Holdings No Ptd Ltd	0	^
2,039,112	*	Afren plc	4,692
34,582	e	Aker ASA (A Shares)	830
10,425	e	Aker Kvaerner ASA	177
34,700	*	Alam Maritim Resources BHD	11
141,583	*,e	Allis-Chalmers Energy, Inc	1,004
75,002	e	Alon USA Energy, Inc	449

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

532,204	*	Alpha Natural Resources, Inc	$31,948
112,619	e	AltaGas Income Trust	2,458
154,717		AMEC plc	2,774
14,000	*,e	Amyris Biotechnologies, Inc	374
2,165,204		Anadarko Petroleum Corp	164,902
76,800	*	Angle Energy, Inc	641
231,565		Anglo Pacific Group plc	1,300
34,000		Anhui Tianda Oil Pipe Co Ltd	15
68,500	e	AOC Holdings, Inc	468
2,810,209		Apache Corp	335,060
45,179		APCO Argentina, Inc	2,598
57,920	*,e	Approach Resources, Inc	1,338
173,622	*,e	Aquila Resources Ltd	1,749
164,178		ARC Energy Trust	4,196
692,572	e	Arch Coal, Inc	24,282
697,794	*	Athabasca Oil Sands Corp	10,590
156,260	*	Atlas America, Inc	6,871
194,038	*,e	ATP Oil & Gas Corp	3,248
274,183	*,e	Atwood Oceanics, Inc	10,246
328,961	*	Aurelian Oil & Gas plc	354
767,813	*,e	Australian Worldwide Exploration Ltd	1,390
2,046,572		Baker Hughes, Inc	117,003
303,626	*	Bankers Petroleum Ltd	2,321
289,050		Banpu PCL	7,556
113,117	*,e	Basic Energy Services, Inc	1,864
517,901		Baytex Energy Trust	24,278
2,996,209		Beach Petroleum Ltd	2,651
257,452	e	Berry Petroleum Co (Class A)	11,251
5,559,573	e	BG Group plc	112,336
205,981		Bharat Petroleum Corp Ltd	3,033
236,513	*,e	Bill Barrett Corp	9,728
132,013	*	Birchcliff Energy Ltd	1,267
416,400	*	BlackPearl Resources, Inc	2,462
79,275		Bonavista Energy Trust	2,296
49,425	e	Bonterra Oil & Gas Ltd	2,567
517,045	*	Borders & Southern Petroleum plc	508
62,152	e	Bourbon S.A.	2,883
607,000		Boustead Singapore Ltd	520
338,142	*	Bow Energy Ltd	399
327,540	*	BowLeven plc	1,935
22,267,860		BP plc	161,629
190,344	e	BP plc (ADR)	8,407
423,728	*,e	BPZ Energy, Inc	2,017
36,900	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	22
523,954	*,e	Brigham Exploration Co	14,273
6,071,000		Brightoil Petroleum Holdings Ltd	3,163
191,345	*,e	Bristow Group, Inc	9,060
477,107	*,e	BW Offshore Ltd	1,333
48,900	*	C&C Energia Ltd	615
434,399		Cabot Oil & Gas Corp	16,442
5,633,831	*	Cairn Energy plc	36,892

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

713,612	*	Cairn India Ltd	$5,310
414,882	*,e	Cal Dive International, Inc	2,352
77,297	e	Calfrac Well Services Ltd	2,662
125,335	*,e	Callon Petroleum Co	742
824,373	e	Caltex Australia Ltd	12,116
114,620	*	Calvalley Petroleums, Inc	576
327,279	*	Cam Finanziaria S.p.A.	161
615,949		Cameco Corp	24,965
888,534	*,e	Cameron International Corp	45,075
2,740,564		Canadian Natural Resources Ltd (Canada)	122,241
797,929		Canadian Oil Sands Trust	21,226
84,447		CARBO Ceramics, Inc	8,744
508,896	*	Carbon Energy Ltd	193
898,797	*	Carnarvon Petroleum Ltd	437
137,550	*	Carrizo Oil & Gas, Inc	4,744
73,552		CAT Oil AG.	744
95,111	*	Celtic Exploration Ltd	1,695
1,527,417	*	Cenovus Energy, Inc	51,124
2,515,836	e	Cenovus Energy, Inc	83,626
411,000		CH Offshore Ltd	159
139,949	*	Chariot Oil & Gas Ltd	410
546,000		Chemoil Energy Ltd	186
301,046	*,e	Cheniere Energy, Inc	1,662
1,511,232		Chesapeake Energy Corp	39,156
7,996,172		Chevron Corp	729,650
1,334,000		China Aviation Oil Singapore Corp Ltd	1,601
11,790,000		China Coal Energy Co	18,414
4,124,000		China Oilfield Services Ltd	8,935
20,000	*	China Qinfa Group Ltd	12
5,912,799		China Shenhua Energy Co Ltd	24,799
271,179	*,e	Chinook Energy Inc	584
574,131	e	Cimarex Energy Co	50,828
617,397	*	Circle Oil plc	334
26,577	*	Clayton Williams Energy, Inc	2,232
177,791	*,e	Clean Energy Fuels Corp	2,461
168,634	*,e	Cloud Peak Energy, Inc	3,917
35,331,000		CNOOC Ltd	83,818
1,927,675	*	Coal India Ltd	13,569
2,831,557	*,e	Cobalt International Energy, Inc	34,573
601,089	*	Cockatoo Coal Ltd	326
9,370	*,e	Compagnie Generale de Geophysique S.A.	285
382,933	*	Complete Production Services, Inc	11,316
99,321	*,e	Comstock Resources, Inc	2,439
3,531,665	*,e	Concho Resources, Inc	309,620
782,457	*	Connacher Oil and Gas Ltd	1,047
5,708,173		ConocoPhillips	388,726
655,807	e	Consol Energy, Inc	31,964
96,015	*,e	Contango Oil & Gas Co	5,562
62,622	*,e	Continental Resources, Inc	3,685
223,160	e	Core Laboratories NV	19,872
115,388	*,e	Corridor Resources, Inc	689
224,557		Cosmo Oil Co Ltd	736

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,170,900	e	Crescent Point Energy Corp	$185,369
191,649	*,g,m	Crescent Point Energy Corp 144A	8,518
104,128	*	Crew Energy, Inc	2,000
54,170		CropEnergies AG.	411
189,565	e	Crosstex Energy, Inc	1,680
352,255	e	Crude Carriers Corp	5,840
137,583	*,e	CVR Energy, Inc	2,089
42,447		D/S Torm AS	298
72,581		d’aAmico International Shipping S.A.	95
2,641	*	Daldrup & Soehne AG.	80
635,487	*,e	Dart Energy Ltd	747
35,932	*,e	Dawson Geophysical Co	1,146
289,964	e	Daylight Resources Trust	3,012
113,500	*,e	Deep Sea Supply plc	233
668,838	*	Deep Yellow Ltd	222
64,714	e	Delek US Holdings, Inc	471
653,306	*,e	Delta Petroleum Corp	497
15,808,210	*,e	Denbury Resources, Inc	301,779
395,408	*	Denison Mines Corp	1,356
370,044	*,e	Desire Petroleum plc	275
74,095	*,e	Det Norske Oljeselskap ASA	343
1,219,579	*,e	Devon Energy Corp	95,749
202,604	e	DHT Maritime, Inc	942
156,189	e	Diamond Offshore Drilling, Inc	10,444
1,064,666	*,e	DNO International ASA	1,655
20,919	*,e	Dockwise Ltd	563
59,800	*	DOF ASA	507
367,436	*	Dresser-Rand Group, Inc	15,649
358,220	*,e	Dril-Quip, Inc	27,841
977,650	*	Eastern Star Gas Ltd	805
6,763,659		Ecopetrol S.A.	14,443
3,683,268		El Paso Corp	50,682
14,400		Enbridge Income Fund	262
875,314	e	Enbridge, Inc	49,536
868,601	e	EnCana Corp	25,412
381,677	*	EnCore Oil plc	794
97,035	*,e	Endeavour International Corp	1,339
143,838	*,e	Energy Partners Ltd	2,137
627,255	e	Energy Resources of Australia Ltd	7,141
288,853	*,e	Energy XXI Bermuda Ltd	7,993
195,725		Enerplus Resources Fund	6,037
1,983,033		ENI S.p.A.	43,300
804,620	*,e	Enquest plc	1,750
450,369	e	Ensco International plc (ADR)	24,041
179,000		Ensign Energy Services, Inc	2,706
6,224		Envitec Biogas AG.	90
658,442	e	EOG Resources, Inc	60,188
324,667	e	Equitable Resources, Inc	14,558
186,695	e	ERG S.p.A.	2,607
320,572	*	Essar Energy plc	2,899
8,564		Esso SA Francaise	1,150
120,492		Etablissements Maurel et Prom	1,699

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,852	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $143)	$190
32,386		Euronav NV	549
63,039	*	Evolution Petroleum Corp	411
299,226		EXCO Resources, Inc	5,811
32,946		Exmar NV	237
426,307	*,e	Exterran Holdings, Inc	10,210
103,318	*,e	Extract Resources Ltd	993
19,112,677	e	Exxon Mobil Corp	1,397,518
494,000	e	Ezion Holdings Ltd	273
697,200	e	Ezra Holdings Ltd	978
168,196	*	Fairborne Energy Ltd	714
134,810	*	Falkland Oil & Gas Ltd	218
190,854	*	Faroe Petroleum plc	536
99,359		Fersa Energias Renovables S.A.	160
122,690	*	Flint Energy Services Ltd	2,242
432,322	*,e	FMC Technologies, Inc	38,438
251,703	*,e	Forest Oil Corp	9,557
2,013,580		Formosa Petrochemical Corp	6,830
45,777	e	Fred Olsen Energy ASA	2,022
74,200		Freehold Royalty Trust	1,529
407,395		Frontier Oil Corp	7,337
161,568	e	Frontline Ltd	4,099
95,557	e	Frontline Ltd (Norway)	2,465
7,827		Fugro NV	643
208,498	*,e	FX Energy, Inc	1,282
348,007	*	Galleon Energy, Inc	1,439
143,824	e	Galp Energia SGPS S.A.	2,756
252,140	*,e	Gastar Exploration Ltd	1,084
3,922,355	e	Gazprom (ADR)	99,039
45,520		Gazpromneft OAO (ADR)	947
298,510	e	General Maritime Corp	970
470,000	*	Genesis Energy Holdings Ltd	27
55,453	*,e	Georesources, Inc	1,232
25,463	*,e	Global Geophysical Services, Inc	264
498,578	*,e	Global Industries Ltd	3,455
131,801	*,e	GMX Resources, Inc	728
24,767	*,e	Golar LNG Energy Ltd	53
166,379		Golar LNG Ltd	2,497
117,206	*,e	Goodrich Petroleum Corp	2,068
8,999		Great Eastern Shipping Co Ltd	69
1,327		Great Offshore Ltd	12
97,433	*,e	Green Plains Renewable Energy, Inc	1,097
168,938	*	Grupa Lotos S.A.	2,074
151,809		GS Holdings Corp	8,721
78,355		Gulf Island Fabrication, Inc	2,208
991,859	*	Gulf Keystone Petroleum Ltd	2,606
100,719	*,e	Gulfmark Offshore, Inc	3,062
187,268	*,e	Gulfport Energy Corp	4,054
229,912	*	Gulfsands Petroleum plc	1,363
8,508		Hallador Petroleum Co	89
3,783,914	e	Halliburton Co	154,497
73		Hankook Shell Oil Co Ltd	14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,919	*	Hardy Oil & Gas plc	$251
148,449	*,e	Harvest Natural Resources, Inc	1,807
518,822	*,e	Helix Energy Solutions Group, Inc	6,298
162,885		Hellenic Petroleum S.A.	1,276
409,760		Helmerich & Payne, Inc	19,865
690,983	*	Hercules Offshore, Inc	2,391
276,005	e	Heritage Oil Ltd	1,931
1,283,153	e	Hess Corp	98,213
4,847		Hindustan Oil Exploration	26
104,993		Holly Corp	4,281
283,000	*	Honghua Group Ltd	46
2,330,711	*	Horizon Oil Ltd	703
128,852	*,e	Hornbeck Offshore Services, Inc	2,690
79,251	e	Houston American Energy Corp	1,434
218,766		Hunting PLC	2,493
362,341	e	Husky Energy, Inc	9,675
35,618		Idemitsu Kosan Co Ltd	3,782
666,652		Imperial Oil Ltd	27,208
943,618		Inner Mongolia Yitai Coal Co	6,733
2,768		Inpex Holdings, Inc	16,211
654,474	*,e	International Coal Group, Inc	5,066
679,176	*	ION Geophysical Corp	5,759
17,069,000		IRPC PCL	3,680
5,237	*,e	Isramco, Inc	441
92,953		Itochu Enex Co Ltd	504
376,273	*	Ivanhoe Energy, Inc	1,029
123,038	*,e	James River Coal Co	3,117
18,200	*	Japan Drilling Co Ltd	625
8,664		Japan Petroleum Exploration Co	330
11,100	*	Jerusalem Oil Exploration	243
401,229		JKX Oil & Gas plc	1,969
797,857		John Wood Group plc	6,954
848,877	*	JX Holdings, Inc	5,761
51,000		Kanto Natural Gas Development Ltd	275
226,105	*,e	Karoon Gas Australia Ltd	1,700
121,600	*	Kencana Petroleum BHD	95
624,538	*	Key Energy Services, Inc	8,107
88,448		Keyera Facilities Income Fund	3,127
101,519	e	Knightsbridge Tankers Ltd	2,261
117,625	*	KNM Group BHD	108
713,944	*,e	Kodiak Oil & Gas Corp	4,712
70,695	*,e	L&L Energy, Inc	764
156,800	*	Legacy Oil & Gas, Inc	2,452
373,336	e	Linc Energy Ltd	1,012
5,676	*	Lubelski Wegiel Bogdanka S.A.	211
132,673		Lufkin Industries, Inc	8,277
787,031		LUKOIL (ADR)	44,467
326,586	*	Lundin Petroleum AB	4,062
219,760	*,e	Magnum Hunter Resources Corp	1,582
125,961	*	Mantra Resources Ltd	1,010
3,119,097		Marathon Oil Corp	115,500
16,432		Maridive & Oil Services SAE	58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

596,672		Massey Energy Co	$32,011
84,129	e	Matrix Composites & Engineering Ltd	592
143,128	*,e	Matrix Service Co	1,743
1,041,803	*,e	McDermott International, Inc	21,555
539,535	*,e	McMoRan Exploration Co	9,248
54,815	*	MEG Energy Corp	2,508
79,071		Melrose Resources plc	293
56,214	*	Midnight Oil Exploration Ltd	466
86,731	*,e	Miller Petroleum, Inc	451
56,500		Mitsuuroko Co Ltd	346
29,800	e	Modec, Inc	529
67,138	*	MOL Hungarian Oil and Gas plc	6,709
335,521	*,e	Molopo Energy Ltd	364
1,805,117	*	Mongolia Energy Co ltd	539
61,339		Motor Oil Hellas Corinth Refineries S.A.	615
120,106	e	Mullen Group Ltd	2,043
1,240,171		Murphy Oil Corp	92,455
1,051,277	*,e	Nabors Industries Ltd	24,663
98,000		NAL Oil & Gas Trust	1,276
38,680	*	Naphtha Israel Petroleum Corp Ltd	166
2,182,308	e	National Oilwell Varco, Inc	146,760
71,016	*,e	Natural Gas Services Group, Inc	1,343
7,842	e	Neste Oil Oyj	125
511,671		New Zealand Oil & Gas Ltd	347
669,345	*,e	Newfield Exploration Co	48,266
994,000		Newocean Energy Holdings Ltd	208
459,840	*,e	Newpark Resources, Inc	2,833
663,940	e	Nexen, Inc	15,225
1,835,205	*,e	Nexus Energy Ltd	835
51,832		Niko Resources Ltd	5,379
43,600	e	Nippon Gas Co Ltd	603
514,567	e	Noble Energy, Inc	44,294
206,179	e	Nordic American Tanker Shipping	5,365
482,000	*	Norse Energy Corp ASA	132
205,556	*	Northern Offshore Ltd	527
283,387	*,e	Northern Oil And Gas, Inc	7,711
282,500	*	Norwegian Energy Co AS	891
212,690	f	NovaTek OAO (GDR) (purchased 03/10/06, cost $13,901)	25,416
115,879	e	NuVista Energy Ltd	1,078
251,068	*,e	Oasis Petroleum, Inc	6,809
8,320,559	e	Occidental Petroleum Corp	816,246
208,246	*,e	Oceaneering International, Inc	15,333
1,948,877		OGX Petroleo e Gas Participacoes S.A.	23,480
1,496,985		Oil Refineries Ltd	1,104
675,322		Oil Search Ltd	4,863
328,224	*,e	Oil States International, Inc	21,036
376,273		OMV AG.	15,638
410,736	*	OPTI Canada, Inc	277
254,015		Origin Energy Ltd	4,328
111,319	e	Overseas Shipholding Group, Inc	3,943
20,693	*	OYO Geospace Corp	2,051
1,764,718	*,e	PA Resources AB	1,968

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,762	*,e	Pacific Asia Petroleum, Inc	$366
407,785		Pacific Rubiales Energy Corp (Toronto)	13,842
195,494	*,e	Paladin Resources Ltd	986
35,052	e	Panhandle Oil and Gas, Inc (Class A)	961
159,561	e	Paramount Energy Trust	631
50,289	*,e	Paramount Resources Ltd (Class A)	1,602
492,430	*,e	Parker Drilling Co	2,250
30,715		Parkland Income Fund	355
194,756	e	Pason Systems, Inc	2,734
385,143	*,e	Patriot Coal Corp	7,460
350,206	e	Patterson-UTI Energy, Inc	7,547
7,090		Paz Oil Co Ltd	1,315
1,089,345		Peabody Energy Corp	69,696
302,599	e	Pembina Pipeline Income Fund	6,574
390,927		Pengrowth Energy Trust	5,025
232,882	e	Penn Virginia Corp	3,917
634,844		Penn West Energy Trust	15,221
82,921	e	PetroBakken Energy Ltd	1,811
134,000	*	Petrobank Energy & Resources Ltd	3,403
2,855,145	*	Petroceltic International plc	579
1,482,673		Petrofac Ltd	36,686
658,901	*,e	PetroHawk Energy Corp	12,025
5,855,314		Petroleo Brasileiro S.A.	107,759
2,637,814		Petroleo Brasileiro S.A. (ADR)	99,815
6,517,366		Petroleo Brasileiro S.A. (Preference)	107,144
99,174	*,e	Petroleum Development Corp	4,186
303,437	*,e	Petroleum Geo-Services ASA	4,724
13,621	*	Petrolinvest S.A.	27
115,874	e	Petrominerales Ltd	3,864
1,270,800		Petronas Dagangan BHD	4,822
486,782	*,e	Petroneft Resources plc	535
188,617		Petroplus Holdings AG.	2,485
267,825	*,e	Petroquest Energy, Inc	2,017
166,867		Peyto Energy Trust	3,103
83,930	*,e	PHI, Inc	1,581
232,878	*	Pioneer Drilling Co	2,052
379,954		Pioneer Natural Resources Co	32,988
310,113	*	Plains Exploration & Production Co	9,967
363,491	*	Polarcus Ltd	379
3,493,320		Polish Oil & Gas Co	4,213
521,717	*	Polski Koncern Naftowy Orlen S.A.	8,071
393,300	*	Precision Drilling Trust	3,797
186,808	*	Premier Oil plc	5,679
1,093,149	*,e	Pride International, Inc	36,074
204,264	e	ProEx Energy Ltd	2,609
382,887	e	ProSafe ASA	3,045
369,100		Provident Energy Trust	2,936
1,075,000	*	PT Benakat Petroleum Energy	12
23,854,000		PT Bumi Resources Tbk	8,009
40,000	*,m	PT Dian Swastatika Sentosa Tbk	80
3,250,000	*	PT Energi Mega Persada Tbk	45
117,500		PT Indika Energy Tbk	62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

885,500		PT Indo Tambangraya Megah	$4,988
208,000		PT Medco Energi Internasional Tbk	78
3,141,634		PT Tambang Batubara Bukit Asam Tbk	8,002
1,872,298		PTT Aromatics & Refining PCL	2,376
1,772,469		PTT Exploration & Production PCL	9,878
1,459,250		PTT PCL	15,490
618,059		Questar Market Resources, Inc	22,442
263,567	*	Questerre Energy Corp	543
281,286	*	Quicksilver Resources, Inc	4,146
242,080	*,e	RAM Energy Resources, Inc	445
360,004	e	Range Resources Corp	16,193
26,824		REFINERIA LA PAMPILLA S.A. RELAPASA	16
649		Reliance Industrial Infrastructure Ltd	10
2,075,742		Reliance Industries Ltd	49,147
777,633	*,e	Rentech, Inc	949
1,037,404	e	Repsol YPF S.A.	28,904
170,000	*,e	Resolute Energy Corp	2,509
134,989	*,e	Rex Energy Corp	1,843
30,755	*,e	Rex Stores Corp	472
643,024	*,e	Riversdale Mining Ltd	11,181
1,875,729	*	Roc Oil Co Ltd	787
1,184,012	*	Rockhopper Exploration plc	6,784
239,422	*,e	Rosetta Resources, Inc	9,012
3,662,241	f	Rosneft Oil Co (GDR) (purchased 12/07/07, cost $24,169)	26,222
660,971	*,e	Rowan Cos, Inc	23,074
6,513,588	e	Royal Dutch Shell plc (A Shares)	217,172
4,270,100		Royal Dutch Shell plc (B Shares)	140,806
184,119	e	RPC, Inc	3,336
2,455,673		Saipem S.p.A.	120,891
296,713	*,e	Salamander Energy plc	1,247
72,000		San-Ai Oil Co Ltd	355
750,767	*,e	SandRidge Energy, Inc	5,496
1,252,113		Santos Ltd	16,841
120,700		SapuraCrest Petroleum BHD	121
404,937	e	Saras S.p.A.	852
1,254,233		Sasol Ltd	65,930
109,438		Savanna Energy Services Corp	780
10,650		SBM Offshore NV	239
7,518,391	e	Schlumberger Ltd	627,787
15,342		Schoeller-Bleckmann Oilfield Equipment AG.	1,322
81,100	*	Scomi Group BHD	10
43,285	*,e	Scorpio Tankers, Inc	438
148,921	e	SEACOR Holdings, Inc	15,054
849,694	e	SeaDrill Ltd	28,716
84,217	*,e	Seahawk Drilling, Inc	754
50	*	Serval Integrated Energy Services	0	^
728,215	*,e	Sevan Marine ASA	812
16,800		Shandong Molong Petroleum Machinery Co Ltd	23
108,253		ShawCor Ltd	3,605
109,500		Shengli Oil&Gas Pipe Holdings Ltd	21
51,200		Shinko Plantech Co Ltd	473
226,410	e	Ship Finance International Ltd	4,872

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

197,296	e	Showa Shell Sekiyu KK	$1,808
85,000		Sinanen Co Ltd	392
810,000	*	Sino Prosper State Gold Resources Holdings Ltd	49
48,000		Sinopec Kantons Holdings Ltd	29
92,764		SK Energy Co Ltd	15,857
370		SK Gas Co Ltd	13
276,994	*,e	Soco International plc	1,596
71,478		S-Oil Corp	5,826
233,912	*	Songa Offshore SE	1,259
446,700	*	Southern Pacific Resource Corp	750
263,852	e	Southern Union Co	6,351
783,838	*,e	Southwestern Energy Co	29,339
1,785,922	e	Spectra Energy Corp	44,630
169,090		St. Mary Land & Exploration Co	9,964
518,791	e	Statoil ASA	12,323
206,508	*	Sterling Energy plc	271
292,074	*	Stone Energy Corp	6,510
1,058,000	e	Straits Asia Resources Ltd	2,053
149,848	*,e	Subsea 7, Inc	3,901
3,025,707		Suncor Energy, Inc	116,488
3,445,404		Suncor Energy, Inc (NY)	131,925
544,184	e	Sunoco, Inc	21,936
435,021	*	Superior Energy Services	15,221
1,301,972	e	Surgutneftegaz (ADR)	13,801
348,800		Surgutneftegaz (ADR) (London)	3,732
433,000	*,e	Swiber Holdings Ltd	341
204,893	*,e	Swift Energy Co	8,022
317,181	*,e	Syntroleum Corp	587
60,551	*	T-3 Energy Services, Inc	2,412
1,255,697		Talisman Energy, Inc	27,935
449,565		Tatneft (ADR)	14,881
370,118		Technip S.A.	34,176
34,540	e	Tecnicas Reunidas S.A.	2,198
132,930		Teekay Corp	4,397
124,740	e	Teekay Tankers Ltd (Class A)	1,539
52,103		Tenaris S.A.	1,278
152,398	*,e	Tesco Corp	2,420
646,006	e	Tesoro Corp	11,977
357,900	*	Tethys Petroleum Ltd	580
573,119	*,e	Tetra Technologies, Inc	6,803
218,104	e	TGS Nopec Geophysical Co ASA	4,915
1,016,000		Thai Oil PCL	2,637
1,538,600		Thai Oil PCL	3,994
117,448	e	Tidewater, Inc	6,323
2,800,000	*	Titan Petrochemicals Group Ltd	245
102,142	*,f	TMK OAO (GDR) (purchased 11/01/06, cost $1,633)	2,110
783,523	e	TonenGeneral Sekiyu KK	8,570
2,998,057		Total S.A.	158,850
359,000		Toyo Kanetsu K K	641
653,282	*,e	TransAtlantic Petroleum Ltd	2,175
983,473	e	TransCanada Corp	37,576
269,705	*	Transocean Ltd	18,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54	*	Transocean Ltd	$4
289,500	e	Trican Well Service Ltd	5,864
75,680	e	Trilogy Energy Corp	936
167,266	e	Trinidad Drilling Ltd	1,060
5,549,197		Tullow Oil plc	109,099
213,824		Tupras Turkiye Petrol Rafine	5,346
7,467		Turcas Petrolculuk AS.	19
327,198	*,e	UK Coal plc	207
303,722	*	Ultra Petroleum Corp	14,509
113,300		Ultrapar Participacoes S.A.	7,173
89,598	*,e	Union Drilling, Inc	652
94,796	*	Unit Corp	4,406
279,968	*,e	Uranium Energy Corp	1,691
679,254	e	Uranium One, Inc	3,252
579,202	*,e	USEC, Inc	3,487
226,119	e	Vaalco Energy, Inc	1,619
1,585,757		Valero Energy Corp	36,663
46,150	*	Valiant Petroleum plc	369
564,344	*	Vantage Drilling Co	1,146
98,843	*	Venoco, Inc	1,824
298,267	e	Vermilion Energy Trust	13,865
312,498	e	W&T Offshore, Inc	5,584
90,200		Wah Seong Corp BHD	61
349,174	*,e	Warren Resources, Inc	1,578
4,775,291	*	Weatherford International Ltd	108,877
139,069		Wellstream Holdings plc	1,713
117,713	*,e	West Siberian Resources Ltd (GDR)	1,860
494,037	*,e	Western Refining, Inc	5,227
10,042	*,m	White Energy 2010 Performance	0	^
10,042	*,m	White Energy 2011 Performance	0	^
243,052		Whitehaven Coal Ltd	1,671
297,545	*	Whiting Petroleum Corp	34,869
265,806	*,e	Willbros Group, Inc	2,610
2,198,079		Williams Cos, Inc	54,337
289,174		Woodside Petroleum Ltd	12,588
412,225	e	World Fuel Services Corp	14,906
786,241		WorleyParsons Ltd	21,503
421,571	*	Xenolith Resources Ltd	841
3,016,000		Yanzhou Coal Mining Co Ltd	9,215
15,500		Zargon Energy Trust	350

		TOTAL ENERGY	11,487,061

FOOD & STAPLES RETAILING - 1.8%
1,975,798	e	Aeon Co Ltd	24,725
9,700		Ain Pharmaciez Inc	341
352,140		Alimentation Couche Tard, Inc	9,584
7,855,400		Alliance Global Group, Inc	2,241
181,465		Almacenes Exito S.A.	2,208
100,861	e	Andersons, Inc	3,666
34,679		Arcs Co Ltd	539
5,715	e	Arden Group, Inc (Class A)	471
34,269		Axfood AB	1,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,000		Beijing Jingkelong Co Ltd	$32
121,407		BIM Birlesik Magazalar AS	4,128
112,258	*	BJ’s Wholesale Club, Inc	5,377
12,492		Blue Square-Israel Ltd	111
2,362,027		Booker Group plc	2,219
669,482		Carrefour S.A.	27,599
191,302	e	Casey’s General Stores, Inc	8,132
338,606		Casino Guichard Perrachon S.A.	33,008
20,300		Cawachi Ltd	418
1,863,666		Centros Comerciales Sudamericanos S.A.	14,654
2,498,300		China Resources Enterprise	10,237
156,600		Circle K Sunkus Co Ltd	2,513
15,060	e	Cocokara Fine Holdings, Inc	320
19,637		Colruyt S.A.	998
157,670		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	6,582
71,000	*	Controladora Comercial Mexicana S.A. de C.V.	87
15,500		Cosmos Pharmaceutical Corp	595
1,584,195	e	Costco Wholesale Corp	114,395
2,758,500		CP Seven Eleven PCL	3,592
10,600		CREATE SD HOLDINGS Co Ltd	234
9,499,944	e	CVS Corp	330,314
6,800		Daikokutenbussaan Co Ltd	237
120,522		Delhaize Group	8,901
102,300		Drogasil S.A.	832
55,713		Empire Co Ltd	3,128
12,348		Eurocash S.A.	108
88,109		FamilyMart Co Ltd	3,321
54,400	*,e	Fresh Market, Inc	2,241
452,996		Fyffes plc	224
107,417	e	George Weston Ltd	9,096
11,700		Growell Holdings Co Ltd	299
39,300	*,e	Grupo Comercial Chedraui S.a. DE C.V.	119
72,266	e	Hakon Invest AB	1,264
40,500		Heiwado Co Ltd	537
430,500		Heng Tai Consumables Group Ltd	65
63,725		Ingles Markets, Inc (Class A)	1,224
6,200		Itochu-Shokuhin Co Ltd	218
84,741		Izumiya Co Ltd	335
3,294,502		J Sainsbury plc	19,328
206,383		Jean Coutu Group PJC, Inc/The	1,999
2,074,387		Jeronimo Martins SGPS S.A.	31,601
70,500		Kasumi Co Ltd	392
51,600		Kato Sangyo Co Ltd	864
54,639		Kesko Oyj (B Shares)	2,550
3,603,612		Koninklijke Ahold NV	47,558
2,738,564	e	Kroger Co	61,234
98,903		Lawson, Inc	4,891
12,100		Liquor Stores Income Fund	185
169,844	e	Loblaw Cos Ltd	6,896
377,257	f	Magnit OAO (GDR) (purchased 04/06/10, cost $7,322)	11,054
89,593		Majestic Wine plc	538

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,616	e	MARR S.p.A.	$622
91,000		Maruetsu, Inc	370
286,843		Massmart Holdings Ltd	6,388
44,000	e	Matsumotokiyoshi Holdings Co Ltd	956
1,158,905	e	Metcash Ltd	4,872
30,475		Metro AG.	2,194
282,661		Metro, Inc	12,850
77,700		Ministop Co Ltd	1,347
53,537	e	Nash Finch Co	2,276
43,739		North West Co Fund	907
23,771	*,f,g	O’Key Group S.A. 144A (GDR) (purchased 02/02/10, cost $261)	327
46,000		Okuwa Co Ltd	481
412,201	e	Olam International Ltd	1,009
129,853	*	Pantry, Inc	2,579
70,033		Pick’n Pay Holdings Ltd	219
334,212	e	Pick’n Pay Stores Ltd	2,456
738,320		President Chain Store Corp	3,406
64,177		Pricesmart, Inc	2,441
16,900	*	Raia S.A.	259
50,532		Rallye S.A.	2,173
15,548		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	457
2,691,233	*	Rite Aid Corp	2,377
206,778	e	Ruddick Corp	7,618
21,679		Ryoshoku Ltd	483
31,000	e	S Foods, Inc	266
1,657,358	e	Safeway, Inc	37,274
11,000		San-A Co Ltd	432
731,303		Seven & I Holdings Co Ltd	19,546
23,800		Shanghai Friendship Group, Inc Ltd	53
30,940		Shinsegae Co Ltd	16,739
270,478	e	Shoppers Drug Mart Corp	10,753
694,927		Shoprite Holdings Ltd	10,512
166,085		Shufersal Ltd	1,029
20,400		Siam Makro PCL	115
33,308		Sligro Food Group NV	1,033
230,171		Spar Group Ltd	3,417
137,170	e	Spartan Stores, Inc	2,325
43,400	e	Sugi Pharmacy Co Ltd	1,045
46,100	e	Sundrug Co Ltd	1,345
6,447,911	e	Supervalu, Inc	62,093
35,758	*	Susser Holdings Corp	495
1,835,367		Sysco Corp	53,960
57,000		Taiwan TEA Corp	42
12,546,958		Tesco plc	83,138
821,104		Total Produce plc	411
23,288		Tsuruha Holdings, Inc	1,111
378,359	*,e	United Natural Foods, Inc	13,878
150,746		UNY Co Ltd	1,524
71,800		Valor Co Ltd	620
32,083	e	Village Super Market (Class A)	1,059
2,895,791		Walgreen Co	112,820
8,803,621	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	25,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,164,144		Wal-Mart Stores, Inc	$494,223
64,312	e	Weis Markets, Inc	2,594
1,706,419		Wesfarmers Ltd	55,850
145,125		Wesfarmers Ltd PPS	4,794
867,626	*,e	Whole Foods Market, Inc	43,893
267,731	*,e	Winn-Dixie Stores, Inc	1,920
280,164		WM Morrison Supermarkets plc	1,169
1,260,438		Woolworths Ltd	34,769
811,000		Wumart Stores	1,999
7,792	*,f	X 5 Retail Group NV (GDR) (purchased 04/06/10, cost $289)	360
9,600		Yaoko Co Ltd	293

		TOTAL FOOD & STAPLES RETAILING	1,995,069

FOOD BEVERAGE & TOBACCO - 4.8%
36,968		AarhusKarlshamn AB	1,036
25,621		Afgri Ltd	30
51,000	*	AGV Products Corp	25
872,684		Ajinomoto Co, Inc	9,093
20,579		Alico, Inc	491
19,216	e	Alliance Grain Traders, Inc	545
554,476	*,e	Alliance One International, Inc	2,351
10,223,564	e	Altria Group, Inc	251,704
288,540		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,373
2,974	*	Anheuser-Busch InBev NV	0	^
10,400		Anhui Gujing Distillery Co Ltd	64
3,310,303		Archer Daniels Midland Co	99,574
24,900		Ariake Japan Co Ltd	422
9,326		Aryzta AG.	430
849,452	e	Asahi Breweries Ltd	16,458
13,670	e	Asian Bamboo AG.	721
79,624		Asian Citrus Holdings Ltd	99
312,400		Asiatic Development BHD	892
1,429,551		Associated British Foods plc	26,322
6,422	*	Astral Foods Ltd	125
16,936		Atria Group plc	204
43,000		Ausnutria Dairy Corp Ltd	14
266,527	e	Austevoll Seafood ASA	2,266
211,861	*,e	Australian Agricultural Co Ltd	309
50,294		AVI Ltd	230
279,352		B&G Foods, Inc (Class A)	3,836
18,471		Bajaj Hindusthan Ltd	49
46,230	*	Bakkafrost P	392
28,075		Balrampur Chini Mills Ltd	55
2,641	*	Banvit	9
7,148	*	Baron de Ley	430
2,484		Barry Callebaut AG.	2,058
1,267		Binggrae Co Ltd	63
250,600	*	BioExx Specialty Proteins Ltd	592
145,305	*,e	Black Earth Farming Ltd	573
4,414	e	Bonduelle S.C.A.	422
37,806	*,e	Boston Beer Co, Inc (Class A)	3,595
3,842	e	Bridgford Foods Corp	55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,700		British American Tobacco Malaysia BHD	$2,214
2,710,311		British American Tobacco plc	104,099
550,547		Britvic plc	4,063
213,262	e	Brown-Forman Corp (Class B)	14,847
445,616	e	Bunge Ltd	29,197
502,895		C&C Group plc	2,273
10,102		Cairo Poultry Co	27
57,344	e	Calavo Growers, Inc	1,322
60,447	b,e	Cal-Maine Foods, Inc	1,909
432,335		Campbell Soup Co	15,024
22,351		Campofrio Alimentacion S.A.	222
319,171		Carlsberg AS (Class B)	31,957
5,500		Carlsberg Brewery-Malay BHD	11
12,776	*	Casa Grande S.A.	76
219,516	*,e	Central European Distribution Corp	5,027
145,642		Cermaq ASA	2,246
4,526,837	e	Chaoda Modern Agriculture	3,395
5,380,400		Charoen Pokphand Foods PCL	4,409
2,470,700	e	China Agri-Industries Holdings Ltd	2,804
29,000	*	China Corn Oil Co Ltd	20
87,000	e	China Green Holdings Ltd	85
85,500	e	China Huiyuan Juice Group Ltd	59
1,750,000	e	China Mengniu Dairy Co Ltd	4,638
536,000	*	China Minzhong Food Corp Ltd	568
4,190		China Ocean Resources Co Ltd	34
336,000	*	China Precious Metal Resources Holdings Co Ltd	75
210,000		China Starch Holdings Ltd	16
64,000		China Tontine Wines Group Ltd	16
1,817,000		China Yurun Food Group Ltd	5,973
234,589	*,e	Chiquita Brands International, Inc	3,289
14,077		CJ CheilJedang Corp	2,692
19,107		Coca Cola Hellenic Bottling Co S.A.	494
825,719		Coca-Cola Amatil Ltd	9,172
26,654		Coca-Cola Bottling Co Consolidated	1,481
54,300	e	Coca-Cola Central Japan Co Ltd	726
10,808,568	e	Coca-Cola Co	710,881
2,167,418	e	Coca-Cola Enterprises, Inc	54,250
500,975		Coca-Cola Femsa S.A. de C.V.	4,145
81,142		Coca-Cola Icecek AS	1,072
104,123	e	Coca-Cola West Japan Co Ltd	1,886
1,092,197	e	ConAgra Foods, Inc	24,662
758,370	*,e	Constellation Brands, Inc (Class A)	16,798
33,213	e	Copeinca ASA	317
1,045,160	e	Corn Products International, Inc	48,077
407,074		Cosan SA Industria e Comercio	6,771
199,200	*	Cott Corp	1,793
236,000		CP Pokphand Co	32
83,236		Cranswick plc	1,116
117,384		CSM	4,108
250		Dae Han Flour Mills Co Ltd	40
3,440	*	Daesang Corp	23
185,753	e	Dairy Crest Group plc	1,226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,487		Danisco AS	$6,993
503,689	*,e	Darling International, Inc	6,689
398,971		Davide Campari-Milano S.p.A.	2,596
5,176,492	*,e	Dean Foods Co	45,760
701,345		Del Monte Foods Co	13,185
539,418		Devro plc	2,128
3,901,054		Diageo plc	72,073
159,723	e	Diamond Foods, Inc	8,494
189,355	*,e	Dole Food Co, Inc	2,558
200		Dongwon F&B Co Ltd	9
411		Dongwon Industries Co Ltd	50
3,795,772		Dr Pepper Snapple Group, Inc	133,459
20,900		Dydo Drinco, Inc	804
82,000		Dynasty Fine Wines Group Ltd	45
18,017		East Asiatic Co Ltd AS	581
118,963	*	Ebro Puleva S.A.	2,516
631,500	e	Embotelladoras Arca SAB de C.V.	3,068
213,947	*	Empresas Iansa S.A.	32
99,803		Ezaki Glico Co Ltd	1,174
34,469	e	Farmer Bros Co	614
646,000		First Resources Ltd	785
231,380		Flowers Foods, Inc	6,226
4,015,214	e	Fomento Economico Mexicano S.A. de C.V.	22,537
1,461,427		Foster’s Group Ltd	8,490
217,364	e	Fresh Del Monte Produce, Inc	5,423
118,900		Fuji Oil Co Ltd	1,738
24,832		Fujicco Co Ltd	305
150,000	*,e	Fujiya Co Ltd	296
1,303,881	*,e	Futuris Corp Ltd	780
2,240,684	e	General Mills, Inc	79,746
34,700		GFPT PCL	9
183,692		Glanbia plc	904
206,000	*,e	Global Bio-Chem Technology Group Co Ltd	31
68,000		Global Sweeteners Holdings Ltd	13
192,971		Globus Spirits Ltd	741
1,804,000	*	GMG Global Ltd	415
14,336		Gokul Refoils & Solvent Ltd	32
22,880,412		Golden Agri-Resources Ltd	14,263
2,524,922	e	Goodman Fielder Ltd	3,473
653,846	e	GrainCorp Ltd	4,414
46,000		Great Wall Enterprise Co	50
341,628	*,e	Green Mountain Coffee Roasters, Inc	11,226
292,448		Greencore Group plc	496
237,809		Greggs plc	1,724
47,547		Grieg Seafood ASA	152
10,379	e	Griffin Land & Nurseries, Inc (Class A)	336
1,576,381		Groupe Danone	99,048
32,800	*	Gruma SAB de C.V.	62
477,482	e	Grupo Bimbo S.A. de C.V. (Series A)	4,076
1,488,701	e	Grupo Modelo S.A. (Series C)	9,214
1,213,001	e	H.J. Heinz Co	59,995
289,718	*,e	Hain Celestial Group, Inc	7,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,436	*,m	Halim Co Ltd	$17
762,280	*	Hansen Natural Corp	39,852
70,600		Hap Seng Plantations Holdings BHD	77
41,006	*	Harbinger Group, Inc	254
409,101	*,e	Heckmann Corp	2,058
162,221		Heineken Holding NV	7,051
23,988		Heineken NV	1,176
1,115,720		Hershey Co	52,606
84,000		Hey Song Corp	81
970		Hite Brewery Co Ltd	17
26,079		Hite Brewery Co Ltd	2,769
54,731		HKScan Oyj	523
39,200	e	Hokuto Corp	911
202,485		Hormel Foods Corp	10,379
91,300		House Foods Corp	1,464
42,000		IJM Plantations BHD	41
47,149	*,e	Illovo Sugar Ltd	198
87,020	e	Imperial Sugar Co	1,163
2,497,577		Imperial Tobacco Group plc	76,633
2,678,016		InBev NV	153,165
744,978	*,e	Indofood Agri Resources Ltd	1,625
30,000	*,m	International Hydron	1
4,486,276		IOI Corp BHD	8,453
3,922,234		ITC Ltd	15,320
65,752		Ito En Ltd	1,093
188,000	e	Itoham Foods, Inc	676
82,825	e	J&J Snack Foods Corp	3,995
236,670	e	J.M. Smucker Co	15,537
4,375		Japan Tobacco, Inc	16,193
683,321		JBS S.A.	2,951
2,535		Jinro Distillers Co Ltd	28
3,100		Jinro Ltd	97
37,851	*,e	John B. Sanfilippo & Son, Inc	471
122,000		J-Oil Mills, Inc	383
29,155	*	JUHAYNA FOOD INDUSTRIES	31
95,773	e	Kagome Co Ltd	1,762
54,866		Karuturi Global Ltd	28
511,827		Kellogg Co	26,144
70,077	*	Kernel Holding S.A.	1,764
111,421		Kerry Group plc (Class A)	3,718
21,700	e	KEY Coffee, Inc	388
71,200		Khon Kaen Sugar Industry PCL	30
129,306		Kikkoman Corp	1,449
160,000	*	Kingway Brewery Holdings Ltd	40
1,718,950	e	Kirin Brewery Co Ltd	24,115
94,664	*	Koninklijke Wessanen NV	374
1,027		Kook Soon Dang Brewery Co Ltd	10
6,715,132	e	Kraft Foods, Inc (Class A)	211,593
55,948		KS Oils Ltd	59
222,390		KT&G Corp	12,678
1,200,873		Kuala Lumpur Kepong BHD	8,607
1,224,227		Kulim Malaysia BHD	5,058

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,189		Kwality Dairy India Ltd	$42
3,199		KWS Saat AG.	621
6,490		Lakshmi Energy & Foods Ltd	11
82,762	e	Lancaster Colony Corp	4,734
117,047		Lance, Inc	2,744
3,681	e	Laurent-Perrier	394
74,444	e	Leroy Seafood Group ASA	2,532
64,000		Lien Hwa Industrial Corp	51
22,994	*,e	Lifeway Foods, Inc	220
33,472	e	Limoneira Co	961
124		Lindt & Spruengli AG.	375
97		Lindt & Spruengli AG. (Reg)	3,123
1,204,910		Lorillard, Inc	98,875
136		Lotte Chilsung Beverage Co Ltd	115
993		Lotte Confectionery Co Ltd	1,319
140		Lotte Samkang Co Ltd	34
820		Maeil Dairy Industry Co Ltd	12
75,169		Maple Leaf Foods, Inc	861
174,901		Marfrig Alimentos S.A.	1,633
337,000		Marudai Food Co Ltd	1,100
702,000	e	Maruha Nichiro Holdings, Inc	1,167
263,141	e	McCormick & Co, Inc	12,244
9,605		McLeod Russel India Ltd	46
1,033,911		Mead Johnson Nutrition Co	64,361
87,700	e	Megmilk Snow Brand Co Ltd	1,625
146,686		MEIJI Holdings Co Ltd	6,631
11,500	e	Meito Sangyo Co Ltd	154
3,060,000	*	Mewah International, Inc	2,504
35,356	e	Mgp Ingredients, Inc	390
7,839	*,f	MHP S.A. (GDR) (purchased 12/20/10, cost $134)	134
20,818	*,f,g	MHP S.A. 144A (GDR) (purchased 12/08/10, cost $344)	356
53,100	e	Mikuni Coca-Cola Bottling Co Ltd	483
4,400	*	Minerva S.A.	19
124,000		Mitsui Sugar Co Ltd	470
261,918		Molson Coors Brewing Co (Class B)	13,146
276,000		Morinaga & Co Ltd	649
502,000		Morinaga Milk Industry Co Ltd	2,127
95,189	*	MORPOL ASA	351
68,881	*	Multiexport Foods S.A.	32
30,000		Nagatanien Co Ltd	317
14,000	*	Namchow Chemical Industrial Ltd	19
105		Namyang Dairy Products Co Ltd	64
52,022	e	National Beverage Corp	684
4,881,925		Nestle S.A.	285,866
621,000		Nichirei Corp	2,868
152,000		Nippon Beet Sugar Manufacturing Co Ltd	359
169,000		Nippon Flour Mills Co Ltd	837
156,192		Nippon Meat Packers, Inc	2,041
314,766	e	Nippon Suisan Kaisha Ltd	992
156,000	e	Nisshin Oillio Group Ltd	792
543,412		Nisshin Seifun Group, Inc	6,901
74,561	e	Nissin Food Products Co Ltd	2,672

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

608		Nong Shim Co Ltd	$109
236		Nong Shim Holdings Co Ltd	12
648,736	e	Northern Foods plc	635
55,748		Nutreco Holding NV	4,231
634		Orion Corp	216
45,304		Osem Investments Ltd	786
369		Ottogi Corp	42
1,599,501		Pacific Andes International Holdings Ltd	327
4,539,986	e	PAN Fish ASA	4,801
325,775		Parmalat S.p.A.	892
9,834,877		PepsiCo, Inc	642,513
929,871		Perdigao S.A.	15,315
12,882		Pernod-Ricard S.A.	1,211
9,308		Pescanova S.A.	306
121,000		Petra Foods Ltd	158
472,437	*	PGG Wrightson Ltd	202
200		Philip Morris CR	109
9,750,550		Philip Morris International, Inc	570,701
270,611	*,e	Pilgrim’s Pride Corp	1,919
4,979		Pinar SUT Mamulleri Sanayii AS.	48
72,783	*	Polski Koncern Miesny Duda S.A.	40
571,300		PPB Group BHD	3,198
2,987,546	*	Premier Foods plc	898
367,000		Prima Meat Packers Ltd	411
21,800	*,e	Primo Water	310
976,624		PT Astra Agro Lestari Tbk	2,840
1,579,500		PT Bakrie Sumatera Plantations Tbk	68
290,500	*	PT Bisi International	60
276,500		PT BW Plantation Tbk	40
8,924,500		PT Charoen Pokphand Indonesia Tbk	1,823
834,000		PT Gudang Garam Tbk	3,703
12,522,100		PT Indofood Sukses Makmur Tbk	6,775
88,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	126
143,500		PT Sampoerna Agro Tbk	51
217,300	e	Q.P. Corp	2,757
30,400		QL Resources BHD	58
7,463		Radico Khaitan Ltd	26
342,925		Raisio plc (V Shares)	1,288
115,384	*,e	Ralcorp Holdings, Inc	7,501
73,372		REI Agro Ltd	45
229,975		Remy Cointreau S.A.	16,272
900,590	e	Reynolds American, Inc	29,377
49,147		Robert Wiseman Dairies plc	263
16,635	*	Royal UNIBREW AS	990
21,211		Ruchi Soya Industries Ltd	57
182,016		SABMiller plc	6,404
280		Sajo Industries Co Ltd	11
42,355	e	Sakata Seed Corp	572
852		Samyang Corp	52
203		Samyang Genex Co Ltd	11
147,037	e	Sanderson Farms, Inc	5,756

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,200		Sao Martinho S.A.	$147
202,319	e	Sapporo Holdings Ltd	917
364,198	e	Saputo, Inc	14,498
3,208,398	e	Sara Lee Corp	56,179
45,940	*,e	Seneca Foods Corp	1,239
36,600	*	Shanghai Dajiang Group	14
132,000		Showa Sangyo Co Ltd	387
64,719		Shree Renuka Sugars Ltd	141
1,040		Silla Co Ltd	11
577,000	e	Silver base Group Holdings Ltd	513
15,570		Sipef S.A	1,477
23,245		SLC Agricola S.A.	308
289,106	*,e	Smart Balance, Inc	1,252
526,507	*	Smithfield Foods, Inc	10,862
2,992		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	118
329,002	*,e	SOS Cuetara S.A.	457
107,731		Souza Cruz S.A.	5,866
424,868	*,e	Star Scientific, Inc	828
43,408		Strauss Group Ltd	704
284,409		Suedzucker AG.	7,573
225,000	e	Super Coffeemix Manufacturing Ltd	247
127,783		Swedish Match AB	3,699
82,195	*,e	Synutra International, Inc	1,106
18,000		Taisun Enterprise Co Ltd	11
15,000		Taiyen Biotech Co Ltd	12
241,000	e	Takara Holdings, Inc	1,419
157,149		Tassal Group Ltd	272
13,990	*	TAT Konserve	39
1,182		Tata Coffee Ltd	13
42,899		Tata Tea Ltd	104
715,108		Tate & Lyle plc	5,775
56,300		Thai Union Frozen Products PCL	98
45,100		Thai Vegetable Oil PCL	49
319,910		Tiger Brands Ltd	9,403
2,438,000	e	Tingyi Cayman Islands Holding Corp	6,242
15,657	*	Tongaat Hulett Ltd	258
101,456	e	Tootsie Roll Industries, Inc	2,939
433,253		Toyo Suisan Kaisha Ltd	9,643
167,198	*,e	TreeHouse Foods, Inc	8,542
18,140	*	Triveni Engineering & Industries Ltd	45
195		TS Corp	10
484,000	e	Tsingtao Brewery Co Ltd	2,534
2,186,678	e	Tyson Foods, Inc (Class A)	37,655
15,475		Ulker Biskuvi Sanayi As	55
2,321,672		Unilever NV	72,287
338,167		Unilever NV (ADR)	10,618
2,793,394		Unilever plc	85,492
5,546,382		Uni-President Enterprises Corp	8,227
162,548		United Breweries Co, Inc	2,032
5,400		United Malacca BHD	12
108,664		United Spirits Ltd	3,557

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

123,594	e	Universal Corp	$5,030
159,000		Universal Robina	127
37,000		Ve Wong Corp	31
256,303	e	Vector Group Ltd	4,439
8,382	e	Vilmorin & Cie	954
603,859		Vina Concha Y Toro S.A.	1,454
82,026		Viscofan S.A.	3,109
1,442,000		Vitasoy International Holdings Ltd	1,202
409,542	*	Viterra, Inc	3,822
2,672		Vranken - Pommery Monopole	119
8,606,000		Want Want China Holdings Ltd	7,540
58,000		Wei Chuan Food Corp	76
250,818		Westway Group, Inc	941
783,870	e	Wilmar International Ltd	3,439
97,514	e	Wimm-Bill-Dann Foods OJSC (ADR)	3,215
50,000		Xiwang Sugar Holdings Co Ltd	16
97,317	e	Yakult Honsha Co Ltd	2,804
112,162	e	Yamazaki Baking Co Ltd	1,352
47,500		Yonekyu Corp	394

		TOTAL FOOD BEVERAGE & TOBACCO	5,207,662

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
99,984	*,e	Abaxis, Inc	2,685
138,669	*,e	Abiomed, Inc	1,333
85,575	*,e	Accretive Health, Inc	1,391
217,267	*,e	Accuray, Inc	1,467
1,143,404		Aetna, Inc	34,885
337,888	*	AGFA-Gevaert NV	1,445
1,109,664	*,e	Agilent Technologies, Inc	45,974
51,390	*,e	Air Methods Corp	2,892
170,771		Alcon, Inc	27,904
107,201	e	Alfresa Holdings Corp	4,760
376,317	*,e	Align Technology, Inc	7,353
14,473	*,e	Alimera Sciences, Inc	150
108,690	*,e	Alliance Imaging, Inc	461
236,996	*,e	Allied Healthcare International, Inc	595
231,905	*	Allscripts Healthcare Solutions, Inc	4,469
70,445	*,e	Almost Family, Inc	2,706
218,273	*,e	Alphatec Holdings, Inc	589
124,217	*,e	Amedisys, Inc	4,161
61,265	e	America Service Group, Inc	928
80,757	*,e	American Dental Partners, Inc	1,091
446,721	*,e	American Medical Systems Holdings, Inc	8,425
266,034	*,e	AMERIGROUP Corp	11,684
1,194,238	e	AmerisourceBergen Corp	40,747
263,059	*,e	AMN Healthcare Services, Inc	1,615
101,232		Amplifon S.p.A.	505
174,124	*,e	Amsurg Corp	3,648
56,970	e	Analogic Corp	2,821
130,431	*,e	Angiodynamics, Inc	2,005
275,794	e	Ansell Ltd	3,577
305,121	*,e	Antares Pharma, Inc	519

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

824		Apollo Hospitals Enterprise Ltd	$8
54,144		Arseus NV	823
327,213	*	Arthrocare Corp	10,163
17,100	e	As One Corp	352
42,450	*,e	Assisted Living Concepts, Inc (A Shares)	1,381
143,514	*,e	athenahealth, Inc	5,881
7,261		Atrion Corp	1,303
6,887	e	Audika	154
61,499	*	Axis-Shield plc	259
73,100		Bangkok Chain Hospital PCL	15
48,700		Bangkok Dusit Medical Service PCL	75
449,154	e	Bard (C.R.), Inc	41,219
2,545,289		Baxter International, Inc	128,842
166,475		Beckman Coulter, Inc	12,524
684,778	e	Becton Dickinson & Co	57,877
2,574		BioMerieux	254
103,365	*,e	Bio-Reference Labs, Inc	2,293
191,529	*,e	BioScrip, Inc	1,002
2,057,000	*	Biosensors International Group Ltd	1,811
17,900		BML, Inc	503
13,306,885	*	Boston Scientific Corp	100,732
175,772	*,e	Brookdale Senior Living, Inc	3,763
64,000		Bumrungrad Hospital PCL	67
79,790	e	Cantel Medical Corp	1,867
120,377	*	Capital Senior Living Corp	807
2,089,414	e	Cardinal Health, Inc	80,045
176,694	*,e	CardioNet, Inc	827
777,182	*,e	CareFusion Corp	19,974
45,021		Carl Zeiss Meditec AG.	859
229,560	*,e	Catalyst Health Solutions, Inc	10,672
83,210		Celesio AG.	2,068
250,736	*,e	Centene Corp	6,354
210,951	*,e	Cerner Corp	19,985
165,709	*,e	Cerus Corp	408
3,412	*	Chabio&Diostech Co Ltd	26
130,193	e	Chemed Corp	8,269
71,899	*,e	Chindex International, Inc	1,186
1,537,127		Cigna Corp	56,351
763		Clinica Baviera S.A.	7
60,817		CML Healthcare Income Fund	699
81,541	e	Cochlear Ltd	6,706
31,161		Coloplast AS (Class B)	4,234
4,688		Coltene Holding AG.	286
193,631	*	Community Health Systems, Inc	7,236
13,063		Compagnie Generale d’Optique Essilor International S.A.	841
42,475	e	Computer Programs & Systems, Inc	1,990
130,624	*,e	Conceptus, Inc	1,803
135,810	*,e	Conmed Corp	3,589
144,813	*,e	Continucare Corp	678
377,574	e	Cooper Cos, Inc	21,273
37,544	*,e	Corvel Corp	1,815

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

785,336	*,e	Coventry Health Care, Inc	$20,733
1,760,007		Covidien plc	80,362
5,900		Cremer S.A.	62
195,899	*,e	Cross Country Healthcare, Inc	1,659
160,309	*	CryoLife, Inc	869
63,243	*,e	Cutera, Inc	524
121,956	*	Cyberonics, Inc	3,783
46,006	*,e	Cynosure, Inc (Class A)	471
339,797	*,e	DaVita, Inc	23,612
180,397	*,e	Delcath Systems, Inc	1,768
297,537	e	Dentsply International, Inc	10,167
246,216	*,e	DexCom, Inc	3,361
200,316		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	161
315,400		Diagnosticos da America S.A.	4,275
30,138		DiaSorin S.p.A.	1,297
23,008		Draegerwerk AG.	1,888
4,294		Draegerwerk AG. & Co KGaA	287
89,427	*,e	DynaVox, Inc	459
1,401,365	*,e	Edwards Lifesciences Corp	113,285
102,263	*,e	Electro-Optical Sciences, Inc	343
185,022		Elekta AB (B Shares)	7,120
59,958	*	Emdeon, Inc	812
89,830	*,e	Emergency Medical Services Corp (Class A)	5,804
81,524	*,e	Emeritus Corp	1,607
221,838	*,e	Endologix, Inc	1,586
59,939	e	Ensign Group, Inc	1,491
1,849,546	*,a,e	EnteroMedics, Inc	5,697
38,108	*,e	Exactech, Inc	717
49,800	*,e	EXamWorks, Inc	920
8,000		Excelsior Medical Co Ltd	25
4,163,258	*	Express Scripts, Inc	225,025
24,700		Faber Group BHD	20
731,151		Fisher & Paykel Healthcare Corp	1,772
118,729	*,e	Five Star Quality Care, Inc	839
19,607		Fleury S.A.	315
21,527	*	Fortis Healthcare Ltd	71
224,131		Fresenius AG. (Preference)	19,189
139,446		Fresenius Medical Care AG.	8,056
77,776		Fresenius SE	6,522
8,467	e	Galenica AG.	5,116
77,839	*,e	Genoptix, Inc	1,480
97,025	*	Gen-Probe, Inc	5,661
142,585	*	Gentiva Health Services, Inc	3,793
45,181		Getinge AB (B Shares)	947
22,928	*	Given Imaging Ltd	337
288,421	*	GN Store Nord	2,629
15,128,212	*,e	Golden Meditech Co Ltd	2,842
118,484	*,e	Greatbatch, Inc	2,861
78,900		Green Hospital Supply, Inc	1,035
108,199	*,e	Haemonetics Corp	6,836
203,384	*	Hanger Orthopedic Group, Inc	4,310
149,422	*,e	Hansen Medical, Inc	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,200		Hartalega Holdings BHD	$51
809,167	*	Health Management Associates, Inc (Class A)	7,719
932,932	*	Health Net, Inc	25,460
144,940	e	Healthcare Locums plc	294
1,194,772	*,e	Healthsouth Corp	24,744
295,559	*,e	Healthspring, Inc	7,841
178,220	*,e	Healthways, Inc	1,989
57,138	*,e	HeartWare International, Inc	5,004
185,262	*,e	Henry Schein, Inc	11,373
511,611		Hill-Rom Holdings, Inc	20,142
227,000		Hitachi Medical Corp	2,242
119,210	*,e	HMS Holdings Corp	7,721
41,000	e	Hogy Medical Co Ltd	1,995
4,727,193	*,e	Hologic, Inc	88,965
1,544,136	*,e	Hospira, Inc	85,993
865,999	*,e	Humana, Inc	47,405
53,358	*,e	ICU Medical, Inc	1,948
121,250	*,e	Idexx Laboratories, Inc	8,393
426,394	*,e	Immucor, Inc	8,455
25,167		Immunodiagnostic Systems Holdings plc	362
876	*	Infopia Co Ltd	11
164,095	*,e	Insulet Corp	2,543
125,495	*	Integra LifeSciences Holdings Corp	5,936
304,264	*,e	Intuitive Surgical, Inc	78,424
171,564		Invacare Corp	5,174
171,627	*,e	Inverness Medical Innovations, Inc	6,282
25,315		Ion Beam Applications	280
66,648	*,e	IPC The Hospitalist Co, Inc	2,600
113,598	*,e	IRIS International, Inc	1,162
93,000	e	Jeol Ltd	326
31,847	*,e	Kensey Nash Corp	886
204,394	*	Kindred Healthcare, Inc	3,755
594,110	*,e	Kinetic Concepts, Inc	24,881
21,500		Kossan Rubber Industries	22
48,400		KPJ Healthcare BHD	58
299,987	*	Laboratory Corp of America Holdings	26,375
39,548	e	Landauer, Inc	2,372
11,900		Latexx Partners BHD	10
82,332	*,e	LCA-Vision, Inc	473
62,978	*,e	LHC Group, Inc	1,889
114,817	*,e	LifePoint Hospitals, Inc	4,220
14,007	*	LifeWatch AG.	120
376,323	e	Lincare Holdings, Inc	10,097
5,101		LVL Medical Groupe S.A.	97
172,047	*,e	Magellan Health Services, Inc	8,134
113,469	*,e	MAKO Surgical Corp	1,727
8,100		Mani, Inc	307
223,712	e	Masimo Corp	6,503
2,340,688	e	McKesson Corp	164,739
185,165	*,e	MedAssets, Inc	3,738
87,994	*,e	Medcath Corp	1,228
1,409,473	*	Medco Health Solutions, Inc	86,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,210	*	Medica	$1,153
102,304	*,e	Medical Action Industries, Inc	980
286,624		Mediceo Paltac Holdings Co Ltd	3,160
131,133	*	Medidata Solutions, Inc	3,131
48,673	e	MedQuist, Inc	421
3,303,684	e	Medtronic, Inc	122,533
183,198	*,e	Merge Healthcare, Inc	683
177,827	e	Meridian Bioscience, Inc	4,118
120,522	*,e	Merit Medical Systems, Inc	1,908
180		Message Co Ltd	510
192,985	*	Metropolitan Health Networks, Inc	863
8,000		Microlife Corp	14
1,472,000	*	Microport Scientific Corp	1,409
220,000		Mingyuan Medicare Development Co Ltd	30
63,100		Miraca Holdings, Inc	2,541
61,034	*	Molina Healthcare, Inc	1,700
54,671	*,e	MWI Veterinary Supply, Inc	3,452
12,968	e	Nagaileben Co Ltd	348
6,900		Nakanishi, Inc	731
39,207	e	National Healthcare Corp	1,814
3,974	e	National Research Corp	136
125,862	*,e	Natus Medical, Inc	1,785
98,822	*,e	Neogen Corp	4,055
1,686,729	e	Network Healthcare Holdings Ltd	3,941
94,600		Nichii Gakkan Co	834
65,900		Nihon Kohden Corp	1,420
87,767		Nikkiso Co Ltd	744
61,266		Nipro Corp	1,228
338,560		Nobel Biocare Holding AG.	6,384
168,240	*,e	NuVasive, Inc	4,315
194,964	*,e	NxStage Medical, Inc	4,851
109,300		Odontoprev S.A.	1,652
69,356		Olympus Corp	2,100
21,546		Omega Pharma S.A.	1,034
1,293,302	e	Omnicare, Inc	32,837
216,032	*,e	Omnicell, Inc	3,122
127,597		OPG Groep NV	2,387
31,649		Opto Circuits India Ltd	190
205,524	*	OraSure Technologies, Inc	1,182
161,184		Oriola-KD Oyj (B Shares)	687
30,103	e	Orpea	1,393
116,543	*,e	Orthofix International NV	3,380
304,335	*	Orthovita, Inc	612
1,862	*	Osstem Implant Co Ltd	25
372,398	e	Owens & Minor, Inc	10,960
10,000		Pacific Hospital Supply Co Ltd	42
89,265	*,e	Palomar Medical Technologies, Inc	1,268
26,700		Paramount Bed Co Ltd	733
205,526		Patterson Cos, Inc	6,295
35,492	*	PDI, Inc	374
96,344	*,e	Pediatrix Medical Group, Inc	6,483
203,330	*	PharMerica Corp	2,328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

452,734		Phonak Holding AG.	$58,444
20,000	*	Pihsiang Machinery Manufacturing Co Ltd	32
1,008,657	e	Primary Health Care Ltd	3,889
1,800		Profarma Distribuidora de Produtos Farmaceuticos S.A.	17
91,063	*,e	Providence Service Corp	1,463
526,250	*,e	PSS World Medical, Inc	11,893
82,233	e	Quality Systems, Inc	5,742
288,012	e	Quest Diagnostics, Inc	15,544
89,765	*,e	Quidel Corp	1,297
295,000		Raffles Medical Group Ltd	549
109,166		Ramsay Health Care Ltd	1,987
115,978	*,e	RehabCare Group, Inc	2,749
396,585	*,e	Resmed, Inc	13,738
186,507		Rhoen Klinikum AG.	4,105
48,181	*,e	Rochester Medical Corp	526
262,896	*,e	RTI Biologics, Inc	702
92,691	*	Rural	1,351
397,334		Ryman Healthcare Ltd	712
32,585		Sartorius AG.	1,195
15,427		Sartorius Stedim Biotech	777
30,992		Selcuk Ecza Deposu Ticaret ve Sanayi AS	52
228,837	*,e	Select Medical Holdings Corp	1,673
2,535,000		Shandong Weigao Group Medical Polymer Co Ltd	7,191
20,500		Shenzhen Accord Pharmaceutical Co Ltd	62
1,613,071		Sigma Pharmaceuticals Ltd	660
1,306,400		Sinopharm Group Co	4,555
204,697	*,e	Sirona Dental Systems, Inc	8,552
74,408	*	Skilled Healthcare Group, Inc (Class A)	668
132,900		Smith & Nephew plc	1,402
247,114	*,e	Solta Medical, Inc	754
145		So-net M3, Inc	729
408,587	e	Sonic Healthcare Ltd	4,848
95,403	*,e	SonoSite, Inc	3,015
342,858	*	Sorin S.p.A.	788
145,054	*,e	Spectranetics Corp	748
1,100,812	*,e	St. Jude Medical, Inc	47,060
8,000		St. Shine Optical Co Ltd	106
148,681	*,e	Staar Surgical Co	907
145,510	*,e	Stereotaxis, Inc	557
268,964	e	STERIS Corp	9,806
10,007		Stratec Biomedical Systems AG.	427
1,484	e	Straumann Holding AG.	340
1,343,920	e	Stryker Corp	72,169
100,693	*,e	Sun Healthcare Group, Inc	1,275
248,695	*	Sunrise Senior Living, Inc	1,355
20,500		Supermax Corp BHD	26
78,151	*,e	SurModics, Inc	928
67,229		Suzuken Co Ltd	2,054
253,534	*,e	SXC Health Solutions Corp	10,866
102,362	*	SXC Health Solutions Corp (Toronto)	4,386
201,500	*,e	Symmetry Medical, Inc	1,864
142,920		Synergy Healthcare plc	1,955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

149,214	*,e	Syneron Medical Ltd	$1,520
54,455	*	Synovis Life Technologies, Inc	877
6,897	e	Synthes, Inc	932
32,408	e	Sysmex Corp	2,247
3,786		TaiDoc Technology Corp	9
66,637	*,e	Team Health Holdings, Inc	1,036
81,073	e	Teleflex, Inc	4,363
16,300	*	Tempo Participacoes S.A.	50
1,635,017	*	Tenet Healthcare Corp	10,938
142,046		Terumo Corp	7,995
917,381	*,e	Thoratec Corp	25,980
57,100	e	Toho Pharmaceutical Co Ltd	781
252,161	*	TomoTherapy, Inc	910
59,300		Top Glove Corp BHD	96
38,999	*,e	Transcend Services, Inc	764
63,000	*	Trauson Holdings Co Ltd	30
105,951	*,e	Triple-S Management Corp (Class B)	2,022
208,063	*,e	Unilife Corp	1,103
450,679		United Drug plc	1,265
9,454,820	e	UnitedHealth Group, Inc	341,415
176,281	e	Universal American Financial Corp	3,605
184,264	e	Universal Health Services, Inc (Class B)	8,001
68,934	*	US Physical Therapy, Inc	1,366
582,102	*,e	Varian Medical Systems, Inc	40,328
82,659	*,e	Vascular Solutions, Inc	969
176,818	*,e	VCA Antech, Inc	4,118
64,126	*,e	Vital Images, Inc	896
73,100	e	VITAL KSK Holdings, Inc	637
218,701	*,e	Volcano Corp	5,973
401,748	*,e	WellCare Health Plans, Inc	12,141
2,537,548	*	WellPoint, Inc	144,285
141,132	e	West Pharmaceutical Services, Inc	5,815
3,017	*,e	William Demant Holding	223
178,187	*,e	Wright Medical Group, Inc	2,767
30,246		Young Innovations, Inc	968
17,740,000	*	Yun Sky Chemical International Holdings Ltd	468
879,393	*,e	Zimmer Holdings, Inc	47,206
135,960	*	Zoll Medical Corp	5,062

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,526,712

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
27,700	*,e	Aderans Co Ltd	372
461,276		Alberto-Culver Co	17,086
665		Amorepacific Corp	129
4,960		Amorepacific Corp	4,978
41,944	*	Atrium Innovations Inc	642
1,006,216	e	Avon Products, Inc	29,241
152,000		BaWang International Group Holding Ltd	56
555,617		Beiersdorf AG.	30,830
314,689	*,e	Central Garden and Pet Co (Class A)	3,109
6,161	*	China King-highway Holdings Lt	22
231,341	e	Church & Dwight Co, Inc	15,967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

503,271	e	Clorox Co	$31,847
1,766,694	e	Colgate-Palmolive Co	141,990
7,490		Colgate-Palmolive India Ltd	146
20,000		Coslight Technology International Group Ltd	11
219	e	Dr Ci:Labo Co Ltd	852
105,040	*,e	Elizabeth Arden, Inc	2,417
375,515	*	Energizer Holdings, Inc	27,375
812,765	e	Estee Lauder Cos (Class A)	65,589
72,500	e	Fancl Corp	1,089
78,386	e	Female Health Co	446
12,000		Grape King Industrial Co	19
1,128,500		Hengan International Group Co Ltd	9,735
31,493		Henkel KGaA	1,625
1,404,741		Henkel KGaA (Preference)	87,353
431,713	e	Herbalife Ltd	29,515
1,334,601		Hindustan Lever Ltd	9,339
372,069	*	Hypermarcas S.A.	5,050
19,172		Inter Parfums S.A.	701
94,460	e	Inter Parfums, Inc	1,781
838,295		Kao Corp	22,591
1,183,188	e	Kimberly-Clark Corp	74,588
734,679	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,505
38,000		Kobayashi Pharmaceutical Co Ltd	1,765
3,050		Korea Kolmar Co Ltd	22
45,800		Kose Corp	1,185
14,350		LG Household & Health Care Ltd	4,931
442,000	e	Lion Corp	2,412
54,286		L’Oreal S.A.	6,027
49,479		Mandom Corp	1,341
272,596		Mcbride plc	799
111,388	*,e	Medifast, Inc	3,217
33,000	*	Microbio Co Ltd	53
13,310	e	Milbon Co Ltd	350
247,538		Natura Cosmeticos S.A.	7,111
830,000		Natural Beauty Bio-Technology Ltd	224
27,322	*,e	Nature’s Sunshine Products, Inc	245
6,392		Nirma Ltd	33
39,900	e	Noevir Co Ltd	484
1,511,824	e	Nu Skin Enterprises, Inc (Class A)	45,747
54,882	*,e	Nutraceutical International Corp	779
280,000		NVC Lighting Holdings Ltd	147
21,396	e	Oil-Dri Corp of America	460
59,850	e	Oriflame Cosmetics S.A.	3,150
22,600	e	Pigeon Corp	768
207,022	*,e	Prestige Brands Holdings, Inc	2,474
15,428,570	e	Procter & Gamble Co	992,521
1,827,500		PT Unilever Indonesia Tbk	3,347
267,059		PZ Cussons plc	1,668
2,246,360		Reckitt Benckiser Group plc	123,457
73,112	*,e	Revlon, Inc (Class A)	719
20,719,400	e	Ruinian International Ltd	14,368
64,844	e	Schiff Nutrition International, Inc	589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

299,920		Shiseido Co Ltd	$6,553
74,895	*,e	Spectrum Brands, Inc	2,334
146,470		Uni-Charm Corp	5,827
28,530	*,e	USANA Health Sciences, Inc	1,240
185,000	e	Vinda International Holdings Ltd	204
98,601	e	WD-40 Co	3,972
69,000	*	YOUYUAN INTERNATIONAL HOLDIN	37

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,861,556

INSURANCE - 3.7%
3,600,377		ACE Ltd	224,124
1,484,934		Admiral Group plc	35,075
2,313,654	*	Aegon NV	14,148
3,123,608		Aflac, Inc	176,266
11,236,200	*	AIA Group Ltd	31,586
13,511		Aksigorta AS	20
13,365	*	Alleghany Corp	4,095
825,315		Allianz AG.	98,079
385,870		Allied World Assurance Co Holdings Ltd	22,936
3,483,771		Allstate Corp	111,064
79,668	*,m	Alm Brand AS	202
8,852	*	Alm Brand AS (New)	23
281,695	e	American Equity Investment Life Holding Co	3,535
748,039		American Financial Group, Inc	24,154
246,909	*,e	American International Group, Inc	14,227
13,833		American National Insurance Co	1,184
76,210	*	American Safety Insurance Holdings Ltd	1,629
83,345	*,e	Amerisafe, Inc	1,459
129,514		Amil Participacoes S.A.	1,389
820,407		Amlin plc	5,230
3,359,730	e	AMP Ltd	18,178
113,266	e	Amtrust Financial Services, Inc	1,982
11,614		Anadolu Hayat Emeklilik AS	40
10,206		Anadolu Sigorta	9
728,867	e	AON Corp	33,535
48,911		April Group	1,381
317,855	*,e	Arch Capital Group Ltd	27,987
175,470	e	Argo Group International Holdings Ltd	6,571
208,839	e	Arthur J. Gallagher & Co	6,073
604,800	e	Aspen Insurance Holdings Ltd	17,309
1,054,777		Assicurazioni Generali S.p.A.	20,029
1,077,066		Assurant, Inc	41,489
367,620		Assured Guaranty Ltd	6,507
5,566,518		Aviva plc	34,108
1,313,421		AXA Asia Pacific Holdings Ltd	8,477
1,748,753		AXA S.A.	29,094
2,609,512	e	Axis Capital Holdings Ltd	93,630
8,309		Bajaj Finserv Ltd	86
35,293	e	Baldwin & Lyons, Inc (Class B)	830
40,523		Baloise Holding AG.	3,944
1,444,041		Beazley plc	2,589
6,301,989	*,e	Berkshire Hathaway, Inc (Class B)	504,853

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

400	*	Brazil Insurance Participco	$477
144,097		Brit Insurance Holdings NV	2,341
228,474	e	Brown & Brown, Inc	5,470
9,688,071		Cathay Financial Holding Co Ltd	17,179
775,966		Catlin Group Ltd	4,476
18,000		Central Reinsurance Co Ltd	12
739,021		Chaucer Holdings plc	602
147,946		Chesnara plc	543
1,136,908	*,e	China Insurance International Holdings Co Ltd	3,496
12,003,419		China Life Insurance Co Ltd	49,031
2,927,592		China Life Insurance Co Ltd (Taiwan)	3,118
1,643,000	e	China Pacific Insurance Group Co Ltd	6,828
1,330,798	e	Chubb Corp	79,369
296,400	e	Cincinnati Financial Corp	9,393
180,276	*,e	Citizens, Inc (Class A)	1,343
26,645		Clal Insurance	771
53,879	*,e	CNA Financial Corp	1,457
98,185	*,e	CNA Surety Corp	2,325
452,841		CNP Assurances	8,172
1,107,198	*	Conseco, Inc	7,507
1,175,721		Corp Mapfre S.A.	3,265
152,184	*,e	Crawford & Co (Class B)	517
11,782		Dai-ichi Mutual Life Insurance Co	19,141
241,318		Delphi Financial Group, Inc (Class A)	6,960
59,545		Delta Lloyd NV	1,200
521,228		Discovery Holdings Ltd	3,119
53,840	e	Donegal Group, Inc (Class A)	780
61,177		Dongbu Insurance Co Ltd	2,426
103,629	*,e	eHealth, Inc	1,470
36,227	e	EMC Insurance Group, Inc	820
180,701		Employers Holdings, Inc	3,159
420,647	e	Endurance Specialty Holdings Ltd	19,379
32,232	*,e	Enstar Group Ltd	2,726
63,957	e	Erie Indemnity Co (Class A)	4,187
18,554		Euler Hermes S.A.	1,769
231,633		Everest Re Group Ltd	19,647
45,068		Fairfax Financial Holdings Ltd	18,538
29,619		FBD Holdings plc	245
74,280	e	FBL Financial Group, Inc (Class A)	2,130
469,614	e	Fidelity National Title Group, Inc (Class A)	6,424
552,633	e	First American Financial Corp	8,256
103,348		First Mercury Financial Corp	1,695
326,055	e	Flagstone Reinsurance Holdings Ltd	4,108
74,330	e	Fondiaria-Sai S.p.A RSP	388
98,593	e	Fondiaria-Sai S.p.A.	825
3,271,202		Fortis	7,475
42,344	*	Fpic Insurance Group, Inc	1,565
238,000	*	Fuji Fire & Marine Insurance Co Ltd	325
2,084,208	*	Genworth Financial, Inc (Class A)	27,386
2,600	*,e	Gerova Financial Group Ltd	78
675,535	e	Great-West Lifeco, Inc	17,936
132,036	*,e	Greenlight Capital Re Ltd (Class A)	3,540

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

57,430		Grupo Catalana Occidente S.A.	$988
7,531	*	Gunes Sigorta	10
71,906	*	Hallmark Financial Services	654
226,457	e	Hannover Rueckversicherung AG.	12,145
90,187		Hanover Insurance Group, Inc	4,214
5,140	*	Hanwha Non-Life Insurance Co Ltd	47
11,401		Harel Insurance Investments & Finances Ltd	725
49,469	e	Harleysville Group, Inc	1,817
957,889	e	Hartford Financial Services Group, Inc	25,374
444,725	e	HCC Insurance Holdings, Inc	12,870
12,250		Helvetia Holding AG.	4,710
145,802	*,e	Hilltop Holdings, Inc	1,446
517,260		Hiscox Ltd	3,076
228,548	e	Horace Mann Educators Corp	4,123
13,440		Hyundai Marine & Fire Insurance Co Ltd	310
214,919		Industrial Alliance Insurance and Financial Services, Inc	7,957
67,602	e	Infinity Property & Casualty Corp	4,178
266,903		ING Canada, Inc	13,653
2,446,804		Insurance Australia Group Ltd	9,710
385,301	*	Irish Life & Permanent Group Holdings plc	556
208,033		Jardine Lloyd Thompson Group plc	2,040
18,190	e	Kansas City Life Insurance Co	601
256,770		Korea Life Insurance Co Ltd	1,799
10,930		Korean Reinsurance Co	114
200,764		Lancashire Holdings Ltd	1,731
15,438,401		Legal & General Group plc	23,288
319,238		Liberty Holdings Ltd	3,513
5,190		LIG Insurance Co Ltd	105
990,183	e	Lincoln National Corp	27,537
640,710		Loews Corp	24,930
2,560		Lotte Non-Life Insurance Co Ltd	18
233,058	e	Maiden Holdings Ltd	1,832
2,406,040	e	Manulife Financial Corp	41,500
19,811	*	Markel Corp	7,491
1,211,914	e	Marsh & McLennan Cos, Inc	33,134
1,438,417	e	Max Capital Group Ltd	31,127
299,562	*,e	MBIA, Inc	3,592
320,188	e	Meadowbrook Insurance Group, Inc	3,282
517,294	e	Mediolanum S.p.A.	2,138
29,995	*	Menorah Mivtachim Holdings Ltd	433
54,764	e	Mercury General Corp	2,355
10,690		Meritz Fire & Marine Insurance Co Ltd	82
5,728,121	e	Metlife, Inc	254,559
1,061,398		Metropolitan Holdings Ltd	2,678
325,021	e	Milano Assicurazioni S.p.A.	514
83,529		Milano Assicurazioni S.p.A. (RSP)	149
1,953,191		Millea Holdings, Inc	58,386
681,926		Mitsui Sumitomo Insurance Group Holdings, Inc	17,092
377,030	e	Montpelier Re Holdings Ltd	7,518
303,904		Muenchener Rueckver AG.	46,073
228,313	*,e	National Financial Partners Corp	3,059
30,825		National Interstate Corp	660

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,407		National Western Life Insurance Co (Class A)	$1,735
56,626	*	Navigators Group, Inc	2,851
2,331,026	*	NKSJ Holdings, Inc	17,169
4,867,374		Old Mutual plc	9,342
533,151	e	Old Republic International Corp	7,267
49,508	e	OneBeacon Insurance Group Ltd (Class A)	751
842,911		PartnerRe Ltd	67,728
486,023	*,e	Phoenix Cos, Inc	1,234
79,180	*	Phoenix Holdings Ltd	285
5,787,000	*	PICC Property & Casualty Co Ltd	8,383
2,938,500	e	Ping An Insurance Group Co of China Ltd	32,852
222,251	e	Platinum Underwriters Holdings Ltd	9,995
306,731		Porto Seguro S.A.	5,229
456,669	e	Power Corp Of Canada	12,708
635,776	e	Power Financial Corp	19,649
66,973		Powszechny Zaklad Ubezpieczen S.A.	8,042
269,160	*,e	Premafin Finanziaria S.p.A.	267
100,345		Presidential Life Corp	996
111,236	e	Primerica, Inc	2,697
1,142,177	e	Principal Financial Group	37,189
146,653	*,e	ProAssurance Corp	8,887
1,337,150	e	Progressive Corp	26,569
341,567	e	Protective Life Corp	9,099
4,958,269	e	Prudential Financial, Inc	291,101
4,355,568		Prudential plc	45,362
75,996,000	*	PT Panin Life Tbk	1,771
2,666,503		QBE Insurance Group Ltd	49,500
401,722	e	Reinsurance Group of America, Inc (Class A)	21,576
903,503	e	RenaissanceRe Holdings Ltd	57,544
4,031,044		Resolution Ltd	14,713
78,585	e	RLI Corp	4,131
3,492,179		Royal & Sun Alliance Insurance Group plc	6,817
53,573	e	Safety Insurance Group, Inc	2,548
336,318		Sampo Oyj (A Shares)	9,011
59,747		Samsung Fire & Marine Insurance Co Ltd	11,845
74,855		Samsung Life Insurance Co Ltd	6,761
3,507,956		Sanlam Ltd	14,868
6,365		Santam Ltd	126
18,007		Schweizerische National-Versicherungs-Gesellschaft	635
511,340		SCOR	12,983
93,831	e	SeaBright Insurance Holdings, Inc	865
278,163	e	Selective Insurance Group, Inc	5,049
7,767,473	*	Shin Kong Financial Holding Co Ltd	3,730
59,321		Societa Cattolica di Assicurazioni SCRL	1,508
1,393	e	Sony Financial Holdings, Inc	5,636
268,806		St. James’s Place plc	1,114
168,200	e	Stancorp Financial Group, Inc	7,593
1,819,148		Standard Life plc	6,126
78,783	e	State Auto Financial Corp	1,372
73,694	e	Stewart Information Services Corp	850
540,574	*	Storebrand ASA	4,044
213,100		Sul America SA	2,670

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

807,059	e	Sun Life Financial, Inc	$24,440
2,156,615		Suncorp-Metway Ltd	18,992
24,667		Swiss Life Holding	3,567
637,469		Swiss Reinsurance Co	34,294
60,303	e	Symetra Financial Corp	826
258,620		T&D Holdings, Inc	6,562
33,000		Taiwan Fire & Marine Insurance Co	33
17,000		Taiwan Life Insurance Co Ltd	19
4,640		Tong Yang Life Insurance	48
19,910	*,e	Topdanmark AS	2,632
324,870	e	Torchmark Corp	19,408
2,014,193	e	Tower Australia Group Ltd	7,973
192,825	e	Tower Group, Inc	4,932
247,737		Tower Ltd	403
292,767		Transatlantic Holdings, Inc	15,113
1,372,245	e	Travelers Cos, Inc	76,448
19,415	e	TrygVesta AS	896
2,823,020		Unipol Gruppo Finanziario S.p.A.	1,741
4,645,922	e	Unipol S.p.A.	2,232
60,661	*	United America Indemnity Ltd	1,241
117,153	e	United Fire & Casualty Co	2,615
103,111		Unitrin, Inc	2,530
129,897	e	Universal Insurance Holdings, Inc	633
1,279,217	e	UnumProvident Corp	30,983
475,171	e	Validus Holdings Ltd	14,545
74,736		Vittoria Assicurazioni S.p.A.	355
258,250		W.R. Berkley Corp	7,071
3,443	e	Wesco Financial Corp	1,268
15,159		White Mountains Insurance Group Ltd	5,087
51,360	e	Wiener Staedtische Allgemeine Versicherung AG.	2,669
2,847,922	e	XL Capital Ltd	62,142
6,000	*	Yapi Kredi Sigorta AS.	55
256,616		Zurich Financial Services AG.	66,473

		TOTAL INSURANCE	4,037,407

MATERIALS - 7.1%
159,579		A. Schulman, Inc	3,653
7,360	e	Acerinox S.A.	129
17,000		ACHEM TECHNOLOGY CORP	12
270,000		Achilles Corp	392
13,329		Adana Cimento	49
159,800		ADEKA Corp	1,767
1,178,301		Adelaide Brighton Ltd	3,977
884,642	*,e	Aditya Birla Minerals Ltd	1,212
25,629	*	Advanced Metallurgical Group NV	309
17,897		Aeci Ltd	224
24,025	*,e	AEP Industries, Inc	623
244,579		African Barrick Gold Ltd	2,330
29,529		African Oxygen Ltd	93
146,376		African Rainbow Minerals Ltd	4,668
89		Afyon Cimento Sanayi TAS	11
192,545	e	Agnico-Eagle Mines Ltd	14,833

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

408,572		Agrium, Inc (Toronto)	$37,599
290,000	*	Aichi Steel Corp	1,990
146,141		Air Liquide	18,482
1,058,343	e	Air Products & Chemicals, Inc	96,256
116,817		Air Water, Inc	1,492
245,718	e	Airgas, Inc	15,348
224,783	e	AK Steel Holding Corp	3,680
13,112		Akcansa Cimento AS	64
122,716		Akzo Nobel NV	7,623
249,470		Alamos Gold, Inc	4,747
1,072,008	e	Albemarle Corp	59,797
2,025,626	e	Alcoa, Inc	31,174
1,275		Alexandria Mineral Oils Co	10
315,354	e	Allegheny Technologies, Inc	17,401
318,655	*,e	Allied Nevada Gold Corp	8,384
87,345	*,e	Altri SGPS S.A.	396
2,495,587		Alumina Ltd	6,330
5,856,000	*,e	Aluminum Corp of China Ltd	5,342
1,110,140		Ambuja Cements Ltd	3,555
105,785	e	AMCOL International Corp	3,279
998,159		Amcor Ltd	6,891
92,732	e	American Vanguard Corp	792
192,075	*	Ampella Mining Ltd	654
296,000		AMVIG Holdings Ltd	249
29,051	*	Anadolu Cam Sanayii AS	62
156,800	*	Anatolia Minerals Development Ltd	1,216
1,710,720	e	Angang New Steel Co Ltd	2,619
2,310		Anglo American plc	120
3,153,876	e	Anglo American plc (London)	164,014
122,617	*,e	Anglo Platinum Ltd	12,920
615,546		AngloGold Ashanti Ltd	30,546
1,350,870	e	Anhui Conch Cement Co Ltd	6,335
28,300		ANN JOO Resources BHD	27
1,225,351	e	Antofagasta plc	30,796
138,730	*	Anvil Mining Ltd	841
134,976	e	Aptargroup, Inc	6,421
721,993	e	Aquarius Platinum Ltd	3,951
347,782	*	Arafura Resources Ltd	526
277,259		ArcelorMittal	10,515
128,080	e	Arch Chemicals, Inc	4,858
385,814		Arkema	27,773
2,996,672		Asahi Kasei Corp	19,562
94,000		Asahi Organic Chemicals Industry Co Ltd	249
2,035,321	e	Ashland, Inc	103,516
113,500		Asia Cement China Holdings Corp	55
350		Asia Cement Co Ltd	14
2,678,070		Asia Cement Corp	2,962
23,000		Asia Polymer	37
86,394		Associated Cement Co Ltd	2,078
99,092	*	Aston Resources Pty Ltd	816
27,600	*	Atlas Consolidated Mining & Development	11
598,004	*,e	Atlas Iron Ltd	1,804

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

119,700	*	Augusta Resource Corp	$455
186,194	*	Aura Minerals, Inc	730
19,679	e	Auriga Industries (Class B)	325
291,897	*	Aurizon Mines Ltd	2,137
539,369		Ausdrill Ltd	1,710
503,102	*	Avoca Resources Ltd	1,811
261,406	*,e	Avocet Mining plc	965
327,935	*	B2Gold Corp	887
257	*	Bagfas Bandirma Gubre Fabrik	28
122,356		Balchem Corp	4,137
548,917		Ball Corp	37,353
68,488		Ballarpur Industries Ltd	60
1,457,088		Barrick Gold Corp	77,489
2,230,362		Barrick Gold Corp (Canada)	119,157
1,867,272		BASF AG.	148,966
2,138		BASF India Ltd	30
2,033		Bayer CropScience Ltd	43
1,594,000		BBMG Corp	2,161
297,195		Bemis Co, Inc	9,706
12,998		Berger Paints India Ltd	30
5,100,286		BHP Billiton Ltd	236,051
3,229,198		BHP Billiton plc	128,435
335,585		Bhushan Steel Ltd	3,557
175,106		Billerud AB	1,517
582,012		BlueScope Steel Ltd	1,339
1,120	*	BNG Steel Co Ltd	11
341,213	e	Boise, Inc	2,706
1,138,289		Boliden AB	23,136
16,871		Bolu Cimento Sanayii	18
574,507	e	Boral Ltd	2,838
2,967		Borusan Mannesmann Boru Sanayi	35
188,859	*	Boryszew S.A.	128
317,793		Bradespar S.A.	8,293
204,128	*	Braskem S.A.	2,505
118,620	*	Brockman Resources Ltd	594
95,592	*	Brush Engineered Materials, Inc	3,694
209,962	e	Buckeye Technologies, Inc	4,411
9,119		Bursa Cimento	28
102,997	e	Buzzi Unicem S.p.A.	1,175
108,270		Buzzi Unicem S.p.A. RSP	787
9,600		C Uyemura & Co Ltd	427
319,893		Cabot Corp	12,044
217,668	*	Caledon Resources plc	336
248,782	*,e	Calgon Carbon Corp	3,762
252,968	*	Canfor Corp	2,824
93,142		CAP S.A.	4,964
291,319	*,e	Capital Gold Corp	1,477
4,170	*	Capro Corp	75
502,100	*	Capstone Mining Corp	2,267
89,156	e	Carpenter Technology Corp	3,588
93,652		Cascades, Inc	631
78,610	*,e	Castle (A.M.) & Co	1,447

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,781		CCL Industries	$1,989
312,432		Celanese Corp (Series A)	12,863
81,180		Cementir S.p.A.	229
347,269		Cementos Argos S.A.	2,062
51,814		Cementos Lima S.A.	89
23,119	e	Cementos Portland Valderrivas S.A.	375
15,567,373	*	Cemex S.A. de C.V.	16,602
23,458	*	Cemex SAB de C.V. (ADR)	251
1,472,700	*,e	Centamin Egypt Ltd	4,050
609,649		Centerra Gold, Inc	12,165
317,116	*,e	Century Aluminum Co	4,925
7,050		Century Textile & Industries Ltd	68
646,122		CF Industries Holdings, Inc	87,323
27,548		Chambal Fertilizers & Chemicals Ltd	56
60,930		Cheil Industries, Inc	5,959
129,000		Cheng Loong Corp	61
71,000		Chia Hsin Cement Corp	42
72,000	*	Chiho-Tiande Group Ltd	43
3,410,000	e	China BlueChemical Ltd	2,444
198,000		China Forestry Holdings Ltd	92
28,000		China General Plastics Corp	13
24,000	*	China Glass Holdings Ltd	18
892,000	*	China Grand Forestry Resources Group Ltd	28
152,000	*	China Manmade Fibers Corp	81
29,000		China Metal Products	33
78,000	e	China Metal Recycling Holdings Ltd	81
666,000	*	China Mining Resources Group Ltd	16
1,833,861		China National Building Material Co Ltd	4,204
104,000		China Nickel Resources Holding Co Ltd	19
2,108,000	*	China Petrochemical Development Corp	2,089
152,000	*,e	China Rare Earth Holdings Ltd	71
486,000	*,e	China Resources Cement Holdings Ltd	369
2,926,000	e	China Shanshui Cement Group Ltd	2,089
29,000		China Steel Chemical Corp	119
13,436,279		China Steel Corp	15,438
80,500		China Sunshine Paper Holdings Co Ltd	24
88,000		China Synthetic Rubber Corp	91
112,000	*	China Vanadium Titano-Magnetite Mining Co Ltd	53
568,000		China XLX Fertiliser Ltd	263
3,751,600	e	China Zhongwang Holdings Ltd	2,090
52,000	*	Chongqing Iron & Steel Co Ltd	14
85,983		Christian Hansen Holding	1,757
43,000	*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	19
111,000		Chuetsu Pulp & Paper Co Ltd	201
77,000		Chugoku Marine Paints Ltd	653
88,000		Chun Yuan Steel	45
114,000	*	Chung Hung Steel Corp	67
30,000	*	Chung Hwa Pulp Corp	16
21,500	*	Cia Minera Autlan SAB de C.V.	53
1,958	*	Ciech S.A.	16
10,067		Ciments Francais S.A.	975

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,957	e	Cimpor Cimentos de Portugal S.A.	$379
10,667		Cimsa Cimento Sanayi Ve Tica	69
1,966,296	*	Citadel Resource Group Ltd	1,056
358,960	*	Clariant AG.	7,271
1,434		Clariant Chemicals India Ltd	23
75,391	*	Clearwater Paper Corp	5,903
518,877		Cleveland-Cliffs, Inc	40,478
602,213	*,e	Coal of Africa Ltd	862
480,359	*,e	Coeur d’Alene Mines Corp	13,123
113,100	*	Colossus Minerals, Inc	1,003
543,955	e	Commercial Metals Co	9,024
1,039,336		Companhia Siderurgica Nacional S.A.	16,698
2,601,894	*	Companhia Vale do Rio Doce	86,726
616,507	*	Companhia Vale do Rio Doce (ADR)	21,313
2,981,376	*	Companhia Vale do Rio Doce (Preference)	87,107
49,602		Compania de Minas Buenaventura S.A.	2,404
262,755		Compania de Minas Buenaventura S.A. (ADR) (Series B)	12,864
86,132	*	Compania Vale Do Ro Doce	0	^
100,530	e	Compass Minerals International, Inc	8,974
37,800		Confab Industrial S.A.	139
256,107	*	Consolidated Thompson Iron Mines Ltd	3,629
0	*,e	Contango ORE, Inc	0	^
450	*	Corinth Pipeworks S.A.	0	^
43,726		Corp Aceros Arequipa S.A.	51
13,200	*	Corp Durango SAB de C.V.	13
679,384	*	Cove Energy plc	1,022
51,000		CPMC Holdings Ltd	35
568,139		CRH plc	11,768
285,763		Croda International plc	7,200
108,100	*	Cronus Resources Ltd	1,087
1,388,584	*,e	Crown Holdings, Inc	46,350
16,900		CSC Steel Holdings Bhd	9
140,972	*,e	Cudeco Ltd	656
2,201,581		Cytec Industries, Inc	116,816
1,480		Daehan Steel Co Ltd	12
144,000	*,e	Dai Nippon Toryo Co Ltd	181
978,936		Daicel Chemical Industries Ltd	7,150
92,890	*	Daido Steel Co Ltd	546
91,000		Daiken Corp	241
209,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	1,148
1,167,675		Dainippon Ink and Chemicals, Inc	2,618
107,872		Daio Paper Corp	776
90,000		Daiso Co Ltd	272
27,000	*	Danhua Chemical Technology Co Ltd	31
21,594		DC Chemical Co Ltd	6,279
8,695		Deepak Fertilizers & Petrochemicals Corp Ltd	31
47,490	e	Deltic Timber Corp	2,676
478,008		Denki Kagaku Kogyo KK	2,273
112,332	*	Detour Gold Corp	3,298
91,685	e	Dominion Mining Ltd	312
484,110		Domtar Corporation	36,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,390	*	Dongbu HiTek Co Ltd	$23
2,930		Dongbu Steel Co Ltd	26
155		Dongil Industries Co Ltd	11
2,486		Dongjin Semichem Co Ltd	14
5,059		Dongkuk Industries Co Ltd	22
46,340		Dongkuk Steel Mill Co Ltd	1,433
171,000		Dongyue Group	106
4,431,463	e	Dow Chemical Co	151,290
108,773		Dowa Holdings Co Ltd	714
27,357		DRDGOLD Ltd	14
800,217		DS Smith plc	2,523
503,360		DSM NV	28,658
4,138,793	e	Du Pont (E.I.) de Nemours & Co	206,443
501,860		DuluxGroup Ltd	1,412
148,300	*	Dundee Precious Metals, Inc	1,399
45,300		Dynasty Ceramic PCL	99
143,243	e	Eagle Materials, Inc	4,047
27,000	e	Earth Chemical Co Ltd	919
1,376,185	*	Eastern Platinum Ltd	2,450
361,779	e	Eastman Chemical Co	30,418
1,583,999	e	Ecolab, Inc	79,865
423,015	*	ECU Silver Mining, Inc	570
7,000	*	EFUN Technologies Co Ltd	10
502		EG Corp	17
2,735	*	Egyptian Financial & Industrial Co	9
8,574		EID Parry India Ltd	53
262,133		El Ezz Steel Co	885
1,261,786		Eldorado Gold Corp	23,477
620,438		Elementis plc	1,383
13,497	*	Empresa Siderurgica del Peru SAA	10
208,757		Empresas CMPC S.A.	11,129
11,236		EMS-Chemie Holding AG.	1,992
3,943,206	*	Equinox Minerals Limited	24,231
21,905	e	Eramet	7,508
146,673	*	Ercros S.A.	140
1,012,211	*	Eregli Demir ve Celik Fabrikalari TAS	3,343
964,757		Eternal Chemical Co Ltd	1,125
14,400		Eternit S.A.	104
2,669	*	Eugene Corp	9
1,237,851		Eurasian Natural Resources Corp	20,226
164,098	*	European Goldfields Ltd	2,299
6,101		Everest Kanto Cylinder Ltd	14
31,700		Evergreen Fibreboard BHD	15
45,000		Everlight Chemical Industrial Corp	49
6,826	*,f	Evraz Group S.A. (GDR) (purchased 12/06/10, cost $239)	245
96,100	*	Exeter Newco	650
100,400	*	Exeter Resource Corp	626
578,050		Feng Hsin Iron & Steel Co	1,104
9,000		Ferbasa-Ferro Ligas DA Bahia	73
244,441		Ferrexpo plc	1,585
2,917,669	*	Ferro Corp	42,715
128,172	*	Fertilizantes Fosfatados S.A.	1,466

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,500	*	Fertilizantes Heringer S.A.	$14
219,559	*	Fibria Celulose S.A.	3,504
440,595		Filtrona plc	1,669
16,688		Finolex Industries Ltd	36
233,900	*	First Majestic Silver Corp	3,387
91,983		First Quantum Minerals Ltd	9,991
1,774,355	e	Fletcher Building Ltd	10,591
144,446	e	FMC Corp	11,540
4,190	*	Foosung Co Ltd	14
5,733,733		Formosa Chemicals & Fibre Corp	19,311
7,602,091		Formosa Plastics Corp	25,422
57,000		Formosan Rubber Group, Inc	65
81,000	*	Formosan Union Chemical	47
2,986,829	*	Fortescue Metals Group Ltd	19,979
2,675,800		Fosun International	1,966
24,100		FP Corp	1,336
144,448		Franco-Nevada Corp	4,832
2,989,453		Freeport-McMoRan Copper & Gold, Inc (Class B)	359,004
581,041	e	Fresnillo plc	15,110
30,000	*	Froch Enterprise Co Ltd	17
257,717	*	Fronteer Development Group, Inc	3,012
61,952		Frutarom Industries Ltd	650
8,094		Fuchs Petrolub AG.	1,068
17,457		Fuchs Petrolub AG. (Preference)	2,587
136,000		Fufeng Group Ltd	119
26,652		Fuji Seal International, Inc	616
31,500		Fujimi, Inc	484
116,000		Furukawa-Sky Aluminum Corp	339
4,379,800		Fushan International Energy Group Ltd	3,003
2,281,700	*	G J Steel PCL	19
633,800	*	G Steel PCL	15
308,088	*	Gabriel Resources Ltd	2,463
191,672	*	Gammon Gold, Inc	1,565
171,319	*	Gem Diamonds Ltd	674
270,649	*,e	General Moly, Inc	1,754
651,046	*,e	Georgia Gulf Corp	15,664
799,502		Gerdau S.A. Preference	10,919
717,281	*,e	Gindalbie Metals Ltd	1,020
177,109	*	Giralia Resources NL	797
53,202		Givaudan S.A.	57,413
273,263	e	Glatfelter	3,353
477,200	*	Gleichen Resources Ltd	801
309,384	e	Globe Specialty Metals, Inc	5,287
32,000	*	Gloria Material Technology Corp	30
175,000	e	Godo Steel Ltd	373
1,097,370		Gold Fields Ltd	20,090
40,000		Gold Fields Ltd (ADR)	725
239,600	*	Gold Wheaton Gold Corp	1,239
34,930	*,f	Gold Wheaton Gold Corp (GDR) (purchased 11/30/10, cost $330)	322
1,184,631		Goldcorp, Inc	54,662
1,281,116	*	Golden Star Resources Ltd	5,880
587,538	*	Golden Star Resources Ltd (Toronto)	2,700

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,958,800		Goldsun Development & Construction Co Ltd	$1,664
348		Goltas Cimento	16
76,026	*,e	Graham Packaging Co, Inc	991
98,000		Grand Pacific Petrochemical	70
134,200	*	Grande Cache Coal Corp	1,413
326,968	*	Grange Resources Ltd	252
509,431	*,e	Graphic Packaging Holding Co	1,982
2,055		Grasim Industries Ltd	108
486,455	*	Great Basin Gold Ltd	1,443
17,000		Great China Metal Industry	16
197,748	*,b,e	Great Southern Ltd	24
69,172	e	Greif, Inc (Class A)	4,282
101,421	*	Greystar Resources Ltd	412
164,905	*	Grupo Empresarial Ence S.A.	524
6,354,482	e	Grupo Mexico S.A. de C.V. (Series B)	26,030
30,800	*,e	Grupo Simec SAB de C.V.	81
2,420	*	Gubre Fabrikalari TAS	27
19,732		Gujarat Mineral Development Corp Ltd	62
9,476		Gujarat Narmada Valley Fertilizers Co Ltd	26
60,874		Gujarat NRE Coke Ltd	89
6,860		Gujarat State Fertilisers & Chemicals Ltd	58
15,699		Gulf Oil Corp Ltd	37
72,000		Gun-Ei Chemical Industry Co Ltd	202
1,116,712	e	Gunns Ltd	714
1,584	*	Gunns Ltd (Forest)	128
547		Gurit Holding AG.	335
101,642	*	Guyana Goldfields, Inc	1,094
19,660		H&R WASAG AG.	553
244,451	e	H.B. Fuller Co	5,016
2,873	*	Hadera Paper Ltd	240
4,080		Han Kuk Carbon Co Ltd	21
54,038	*	Hanfeng Evergreen, Inc	324
852		Hanil Cement Manufacturing	45
1,486		Hanjin P&C Co Ltd	13
3,670		Hansol Paper Co	34
227,175		Hanwha Chemical Corp	6,205
63,497		Hanwha Corp	2,613
510,829		Harmony Gold Mining Co Ltd	6,436
112,472	*	Harry Winston Diamond Corp	1,309
43,675	e	Hawkins, Inc	1,939
79,416	e	Haynes International, Inc	3,322
267,571	*,e	Headwaters, Inc	1,225
1,303,233	*,e	Hecla Mining Co	14,674
9,215		HeidelbergCement AG.	578
10,260	*	HeidelbergCement India Ltd	10
1,731,000		Hidili Industry International Development Ltd	1,463
958,900	*	High River Gold Mines Ltd	1,186
342,646	*	Highland Gold Mining Ltd	1,006
2,129,846		Hindalco Industries Ltd	11,765
187,428		Hitachi Chemical Co Ltd	3,881
61,671		Hitachi Metals Ltd	741
95,000	*	Ho Tung Chemical Corp	55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

273,914	e	Hochschild Mining plc	$2,733
61,726		Hoganas AB (Class B)	2,414
173,500	e	Hokuetsu Paper Mills Ltd	989
18,757		Holcim Ltd	1,417
41,544		Holmen AB (B Shares)	1,368
37,672		Honam Petrochemical Corp	8,929
190,420	*,e	Horsehead Holding Corp	2,483
20,000		Hsin Kuang Steel Co Ltd	22
2,420,000		Huabao International Holdings Ltd	3,917
19,000		Huaxin Cement Co Ltd	54
35,100	*	Hubei Sanonda Co Ltd	17
7,330		Huchems Fine Chemical Corp	127
314,292		HudBay Minerals, Inc	5,680
161,921		Huhtamaki Oyj	2,239
254,000	*,e	Hunan Non-Ferrous Metal Ltd	109
3,209,400	e	Huntsman Corp	50,099
32,826		Hyosung Corp	3,066
5,300		Hyundai Hysco	117
108,479		Hyundai Steel Co	11,900
401,206		IAMGOLD Corp	7,162
631,789	*,e	Iluka Resources Ltd	5,906
2,527		Imerys S.A.	168
754,480		Impala Platinum Holdings Ltd	26,681
37,900	*	Imperial Metals Corp	1,004
35,938	*	Impexmetal S.A.	53
4,418,141		Incitec Pivot Ltd	17,895
287,092	e	Independence Group NL	2,334
34,560		India Cements Ltd	83
353,408	*	Indophil Resources NL	383
1,303,900		Indorama Ventures PCL	2,498
35,200	*	Industrias CH SAB de C.V.	137
186,260		Industrias Penoles S.A. de C.V.	6,789
74,932		Inmet Mining Corp	5,822
92,538	e	Innophos Holdings, Inc	3,339
994,363	*	Integra Mining Ltd	727
269,750		International Flavors & Fragrances, Inc	14,995
2,147,489	e	International Paper Co	58,497
74,405	*,e	International Tower Hill Mines Ltd	758
536,118	*	Intrepid Mines Ltd	1,102
89,087	*,e	Intrepid Potash, Inc	3,322
515,906		Inversiones Argos S.A.	5,347
441,000	*	Ishihara Sangyo Kaisha Ltd	456
98,786	*	Ispat Industries Ltd	52
735,365		Israel Chemicals Ltd	12,606
2,857	*	Israel Corp Ltd	3,466
850		ISU Chemical Co Ltd	14
96,712	e	Italcementi S.p.A.	817
188,269		Italcementi S.p.A. RNC	876
9,144	e	Italmobiliare S.p.A.	307
59,723		Italmobiliare S.p.A. RSP	1,415
114,249	*	Ivanhoe Australia Ltd	417
447,073	*	Ivanhoe Mines Ltd	10,342

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,889	*	Izmir Demir Celik Sanayi AS	$11
369,987	*,e	Jaguar Mining, Inc	2,638
115,800	*,e	Jaguar Mining, Inc (Toronto)	826
11,560		JAI Corp Ltd	57
403,555	*	James Hardie Industries NV	2,798
241,826		JFE Holdings, Inc	8,423
2,199,000	e	Jiangxi Copper Co Ltd	7,228
4,296		Jindal Poly Films Ltd	51
15,023		Jindal Saw Ltd	61
933	*	Jindal South West Holdings Ltd	30
508,261		Jindal Steel & Power Ltd	8,094
143,700	*	Jinshan Gold Mines, Inc	785
54,931		Johnson Matthey plc	1,745
26,900	*	JSP Corp	397
335,901		JSR Corp	6,268
127,749		JSW Steel Ltd	3,363
123,466		K+S AG.	9,299
587,955	*,e	Kagara Zinc Ltd	487
74,913		Kaiser Aluminum Corp	3,752
308,915	*	Kalahari Minerals plc	1,204
324,504		Kaneka Corp	2,250
322,424	e	Kansai Paint Co Ltd	3,121
56,000	e	Kanto Denka Kogyo Co Ltd	450
199,307	*	Kapstone Paper and Packaging Corp	3,049
12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	10
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	21
188		Kartonsan Karton Sanayi	26
61,434	e	Kazakhmys plc	1,546
175,110		Kemira Oyj	2,738
3,577		Kemrock Industries & Exports Ltd	43
415,450		KGHM Polska Miedz S.A.	24,278
63,900		Kian JOO CAN Factory BHD	35
188,037	e	Kingsgate Consolidated Ltd	2,092
1,389,517		Kinross Gold Corp	26,426
44,900		Kinsteel BHD	13
77,338	*	Kirkland Lake Gold, Inc	1,242
580		KISCO Corp	14
220		KISCO Holdings Co Ltd	10
1,630		KISWIRE Ltd	53
921,765		Klabin S.A.	3,248
746,810		KME Group S.p.A.	332
29,166	e	KMG Chemicals, Inc	483
35,000		Koatsu Gas Kogyo Co Ltd	215
2,621,059		Kobe Steel Ltd	6,650
330		Kolon Corp	10
1,931	*	Kolon Industries, Inc	125
100		Konya Cimento Sanayii	16
116,052		Koppers Holdings, Inc	4,152
1,349	*	Korea Kumho Petrochemical	107
232		Korea Petrochemical Ind Co Ltd	17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,431		Korea Zinc Co Ltd	$2,785
4,457		Koza Altin Isletmeleri AS	59
6,780		KP Chemical Corp	108
274		KPX Chemical Co Ltd	15
221		KPX FINE CHEMICA	11
73,053	*,e	Kraton Polymers LLC	2,261
109,000	e	Krosaki Harima Corp	444
698		Kukdo Chemical Co Ltd	32
247,783	e	Kumba Iron Ore Ltd	15,967
171,857		Kumba Resources Ltd	3,554
54,000	e	Kumiai Chemical Industry Co Ltd	182
341,518		Kuraray Co Ltd	4,896
163,000	e	KUREHA CORP	982
21,200		Kyoei Steel Ltd	346
387,725	*	La Seda de Barcelona S.A. (Class B)	33
556,020		Lafarge Malayan Cement BHD	1,383
97,276		Lafarge S.A.	6,099
495,100	*	Lake Shore Gold Corp	2,071
116,857	*,e	Landec Corp	699
2,632,252	e	Lanxess AG.	207,884
2,425,000	e	Lee & Man Paper Manufacturing Ltd	1,838
435,000		LEE Chang Yung Chem IND Corp	888
86,521		LG Chem Ltd	29,809
12,001		LG Chem Ltd	1,681
194,146		Linde AG.	29,459
14,000		Lingbao Gold Co Ltd	12
126,900		Lintec Corp	3,364
45,100		Lion Industries Corp BHD	29
2,490		Lock & Lock Co Ltd	79
156,745	*	London Mining plc	769
53,000		Long Chen Paper Co Ltd	23
14,730	*,e	Lonmin plc	452
120,000		Loudong General Nice Resources China Holdings Ltd	15
1,190,776	*,e	Louisiana-Pacific Corp	11,265
74,655	*	LSB Industries, Inc	1,811
507,754		Lubrizol Corp	54,269
142,000		Luks Group Vietnam Holdings Ltd	49
86,000	e	Lumena Resources Corp	31
728,670	*	Lundin Mining Corp	5,320
2,427,298	*,e	Lynas Corp Ltd	5,114
2,660,000	e	Maanshan Iron & Steel	1,417
5,498,002		MacArthur Coal Ltd	71,980
388,901		Madeco S.A.	24
61,469	*	MAG. Silver Corp	766
32,980		Major Drilling Group International	1,378
269,479		Makhteshim-Agan Industries Ltd	1,381
10,676		Mardin Cimento Sanayii	53
279,237		Marshalls plc	456
142,703	e	Martin Marietta Materials, Inc	13,164
50,090		Maruichi Steel Tube Ltd	1,064
413,197	*	Masisa S.A.	67
26,000		Mayer Steel Pipe Corp	22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,552		Mayr-Melnhof Karton AG.	$2,158
661,458	e	MeadWestvaco Corp	17,304
425,284		Mechel Steel Group OAO (ADR)	12,431
218,473	e	Medusa Mining Ltd	1,446
396,596		Merafe Resources Ltd	100
260,200	*,e	Mercator Minerals Ltd	1,039
11,617	*	METabolic EXplorer S.A.	100
90,136	*,e	Metals USA Holdings Corp	1,374
342,300		Metalurgica Gerdau S.A.	5,526
135,300		Methanex Corp	4,116
163,599	*	Metorex Ltd	130
1,154,932		Mexichem SAB de C.V.	4,134
959,000	e	Midas Holdings Ltd	706
60,700	*	Migao Corp	475
1,977,526	e	Minara Resources Ltd	1,921
956,324	e	Mincor Resources NL	1,844
91,297	*,e	Minefinders Corp	1,003
256,500	*	Minera Andes, Inc	748
106,185	*	Mineral Deposits Ltd	603
111,774	e	Minerals Technologies, Inc	7,311
144,000	*,e	Minmetals Resources Ltd	100
21,142		Miquel y Costas & Miquel S.A.	636
612,404	*	Mirabela Nickel Ltd	1,428
3,006,833		Mitsubishi Chemical Holdings Corp	20,406
321,687		Mitsubishi Gas Chemical Co, Inc	2,286
1,529,391	*,e	Mitsubishi Materials Corp	4,879
400,000	e	Mitsubishi Paper Mills Ltd	478
252,000	*	Mitsubishi Steel Manufacturing Co Ltd	767
3,459,910	e	Mitsui Chemicals, Inc	12,401
2,159,077		Mitsui Mining & Smelting Co Ltd	7,127
286,500	e	Mitsui Mining Co Ltd	568
223,240	e	Mittal Steel South Africa Ltd	2,685
935,451	e	MMC Norilsk Nickel (ADR)	22,142
205,129		MMC Norilsk Nickel (ADR) (London)	4,931
203,518	*	MMX Mineracao e Metalicos S.A.	1,377
1,352		MNTech Co Ltd	11
117,200	*,e	Molycorp, Inc	5,848
30,382		Mondi Ltd	248
713,184		Mondi plc	5,710
2,148		Monnet Ispat & Energy Ltd	27
2,260,762	e	Monsanto Co	157,439
1,220	*	Moorim P&P Co Ltd	13
2,320		Moorim Paper Co Ltd	18
733,214	e	Mosaic Co	55,988
1,234,478	*,e	Mount Gibson Iron Ltd	2,677
262,570	*	M-real Oyj (B Shares)	891
432,570	*,e	Murchison Metals Ltd	564
22,746	*	Mvelaphanda Resources Ltd	173
190,773		Myers Industries, Inc	1,858
105,633		Mytilineos Holdings S.A.	624
53,750		Nagarjuna Fertilizers & Chemicals	41
124,000	*	Nakayama Steel Works Ltd	162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

420,927	e	Nalco Holding Co	$13,444
3,480		Namhae Chemical Corp	54
97,674	*	Nampak Ltd	341
8,045,057		Nan Ya Plastics Corp	20,060
60,000		Nantex Industry Co Ltd	45
63,591		Neenah Paper, Inc	1,251
324,500	*	Neo Material Technologies Inc	2,559
37,100		Neturen Co Ltd	312
271,400	*	Nevsun Resources Ltd	2,028
689,002	*	New Gold, Inc	6,708
1,612,406	e	New World Resources NV	24,159
1,325,276		Newcrest Mining Ltd	54,816
44,052	e	NewMarket Corp	5,435
1,727,865		Newmont Mining Corp	106,144
440,000	*	Nickel Asia Corp	164
61,000		Nihon Nohyaku Co Ltd	322
63,874		Nihon Parkerizing Co Ltd	921
116,000		Nihon Yamamura Glass Co Ltd	319
9,015,000		Nine Dragons Paper Holdings Ltd	12,735
115,000	e	Nippon Denko Co Ltd	912
285,000		Nippon Kayaku Co Ltd	3,015
102,000	*	Nippon Koshuha Steel Co Ltd	123
730,000	*	Nippon Light Metal Co Ltd	1,358
181,000	e	Nippon Metal Industry Co Ltd	239
407,523		Nippon Paint Co Ltd	3,122
205,971		Nippon Paper Group, Inc	5,404
271,000		Nippon Shokubai Co Ltd	2,804
182,000		Nippon Soda Co Ltd	870
3,677,815		Nippon Steel Corp	13,227
81,810		Nippon Synthetic Chemical Industry Co Ltd	548
194,000		Nippon Valqua Industries Ltd	593
149,500	e	Nippon Yakin Kogyo Co Ltd	444
154,118		Nissan Chemical Industries Ltd	1,999
210,253		Nisshin Steel Co Ltd	469
139,000	*	Nittetsu Mining Co Ltd	700
400,231		Nitto Denko Corp	18,856
296,876	*	Nkwe Platinum Ltd	137
45,222	e	NL Industries, Inc	505
218,000		NOF Corp	1,066
131,464	*	Noranda Aluminium Holding Corp	1,919
29,985	*	Norbord, Inc	441
44,916		Norddeutsche Affinerie AG.	2,652
57,328	e	Norsk Hydro ASA	419
221,100	*,e	Norske Skogindustrier ASA	525
155,822	*	North American Palladium Ltd	1,080
143,085	e	Northam Platinum Ltd	984
77,963	*	Northern Dynasty Minerals	1,121
205,853	*,e	Northern Iron Ltd	356
402,658	*	Northgate Minerals Corp	1,288
206,949	*	Novagold Resources, Inc	2,958
131,971	f	Novolipetsk Steel (GDR) (purchased 05/18/06, cost $3,949)	6,295
10,035		Novozymes AS (B Shares)	1,398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

647,828	e	Nucor Corp	$28,388
236,670	e	Nufarm Ltd	1,244
550,180	e	Nuplex Industries Ltd	1,513
123,508	e	Nyrstar	1,850
14,000	*	Ocean Plastics Co Ltd	12
393,500	*	OceanaGold Corp	1,476
10,300		Ohara, Inc	143
1,389,384	e	OJI Paper Co Ltd	6,725
94,000		Okamoto Industries, Inc	389
357,185		Olin Corp	7,329
43,471	e	Olympic Steel, Inc	1,247
157,502	*	OM Group, Inc	6,065
350,588	e	OM Holdings Ltd	504
9,235	*	Omnia Holdings Ltd	108
353,137	*,e	Omnova Solutions, Inc	2,952
1,649,801		OneSteel Ltd	4,370
1,131,271		Orica Ltd	28,811
67,000		Oriental Union Chemical Corp	86
26		Orissa Minerals Development Co Ltd	33
20,000		Osaka Steel Co Ltd	356
471,083	*	Osisko Mining Corp	6,879
8,012	e	Outokumpu Oyj	149
581,737	*	Owens-Illinois, Inc	17,859
2,972,125	e	Oxiana Ltd	5,229
237,507	e	Pacific Metals Co Ltd	2,021
16,900	e	Pack Corp	301
416,067	e	Packaging Corp of America	10,751
1,813		Palabora Mining Co Ltd	31
120,221	e	Pan American Silver Corp	4,949
4,498,515	*	Pan Australian Resources Ltd	4,095
42,999	*	Papeles y Cartones de Europa S.A.	201
1,042,068	*	PaperlinX Ltd	437
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS.	19
1,030	*,e	Penford Corp	6
373,349	*	Perilya Ltd	225
560,970	*	Perseus Mining Ltd	1,939
240,531	e	Peter Hambro Mining plc	4,290
58,453	*	Petkim Petrokimya Holding	90
274,367	*	Petra Diamonds Ltd	582
400,000	*	PetroAsian Energy Holdings Ltd	27
2,710,800	*	Petronas Chemicals Group BHD	4,853
351,500		Philex Mining Corp	129
264,041	*,e,m	Pike River Coal Ltd	181
412,977	*,e	Platinum Australia Ltd	268
149,533	*,f	Polymetal (GDR) (purchased 06/30/09, cost $1,444)	2,738
625,738	*	PolyOne Corp	7,815
19,241		Polyus Gold Co (ADR)	697
85,002	e	Polyus Gold Co (ADR) (London)	3,098
730		Poongsan	28
2,820		Poongsan Corp	119
190,633		Portucel Empresa Produtora de Pasta e Papel S.A.	580
98,134		POSCO	42,111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

420		POSCO Coated & Color Steel Co Ltd	$11
449		POSCO Refractories & Environment Co Ltd	59
23,082		Potash Corp of Saskatchewan	3,574
412,213		Potash Corp of Saskatchewan Toronto	64,031
843,183	e	PPG Industries, Inc	70,886
6,425	*	Prakash Industries Ltd	18
642,819	e	Praxair, Inc	61,370
127,400	*	Premier Gold Mines Ltd	947
738,368		Pretoria Portland Cement Co Ltd	3,917
22,454		Prism Cement Ltd	27
3,985,500		PT Aneka Tambang Tbk	1,084
561,500	*	PT Barito Pacific Tbk	73
988,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	180
2,146,300		PT Indocement Tunggal Prakarsa Tbk	3,799
16,921,000		PT International Nickel Indonesia Tbk	9,155
4,388,000		PT Semen Gresik Persero Tbk	4,602
83,500		PT Sorini Agro Asia Corporindo Tbk	31
305,500		PT Timah Tbk	93
454,500		PTT Chemical PCL	2,216
304,761	*	Quadra Mining Ltd	5,134
50,883		Quaker Chemical Corp	2,120
78,900	*	Queenston Mining, Inc	475
96,000	*	Qunxing Paper Holdings Co Ltd	33
1,133		Rallis India Ltd	37
95,065	e	Randgold Resources Ltd	7,818
4,925	e	Rautaruukki Oyj	115
64,500	*,e	Real Gold Mining Ltd	112
98,246		Recticel S.A.	1,041
22,700	*,e	Recylex S.A.	198
3,769,000		Regent Pacific Group Ltd	199
431,917	*,e	Regis Resources Ltd	1,060
276,556	e	Reliance Steel & Aluminum Co	14,132
425,000		Rengo Co Ltd	2,884
685,290	*,e	Resolute Mining Ltd	1,002
860,342		Rexam plc	4,463
35,465	*	RHI AG.	1,397
209,332		Rhodia S.A.	6,923
1,220,245	e	Rio Tinto Ltd	106,673
3,561,648	e	Rio Tinto plc	249,135
61,000	e	Rio Tinto plc (ADR)	4,371
217,198	e	Rock-Tenn Co (Class A)	11,718
301,009	*,e	Rockwood Holdings, Inc	11,775
164,685	e	Royal Gold, Inc	8,997
258,638		RPM International, Inc	5,716
136,364	*	RTI International Metals, Inc	3,679
295,600	*	Rubicon Minerals Corp	1,689
21,754	e	Sa des Ciments Vicat	1,817
167,000	*	Sabina Gold & Silver Corp	942
625,200	*	Sahaviriya Steel Industries PCL	31
163,000		Sakai Chemical Industry Co Ltd	807
776,810		Sally Malay Mining Ltd	2,042
157,394		Salzgitter AG.	12,151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,830		Samsung Fine Chemicals Co Ltd	$207
143,918	*	Sandfire Resources NL	1,194
126,000		Sanyo Chemical Industries Ltd	1,051
185,000	*	Sanyo Special Steel Co Ltd	1,117
736,164	*,e	Sappi Ltd	3,800
479,484		Satipel Industrial S.A.	5,156
36,335		Schmolz + Bickenbach AG.	368
777,373		Schnitzer Steel Industries, Inc (Class A)	51,610
80,813	e	Schweitzer-Mauduit International, Inc	5,085
355,891		Scotts Miracle-Gro Co (Class A)	18,069
42,100	*	Seabridge Gold, Inc	1,278
2,080		Seah Besteel Corp	68
117		SeAH Holdings Corp	13
391		SeAH Steel Corp	18
432,048	e	Sealed Air Corp	10,996
773,000		Sekisui Plastics Co Ltd	3,485
542,000	*,e	SEMAFO, Inc	5,860
197,581		Semapa-Sociedade de Investimento e Gestao	2,186
191,877	*,e	Senomyx, Inc	1,368
221,620	e	Sensient Technologies Corp	8,140
27,948	e	Sequana	435
586,761		Sesa Goa Ltd	4,311
17,000		Sesoda Corp	21
270,690	f	Severstal (GDR) (purchased 04/23/07, cost $3,200)	4,561
53,300	*	Shanghai Chlor-Alkali Chemical Co Ltd	28
19,200	*	Shanghai Yaohua Pilkington Glass Co Ltd	16
12,000		Sheng Yu Steel Co Ltd	9
392,365		Sherritt International Corp	3,342
288,925		Sherwin-Williams Co	24,197
24,000	*	Shihlin Paper Corp	62
47,000		Shikoku Chemicals Corp	282
586,080		Shin-Etsu Chemical Co Ltd	31,762
60,200	e	Shin-Etsu Polymer Co Ltd	377
163,000		Shinkong Synthetic Fibers Corp	90
2,372		Shinwha Intertek Corp	22
11,000		Shiny Chemical Industrial Co Ltd	18
124,000		Shougang Concord Century Holdings Ltd	15
512,000	*,e	Shougang Concord International Enterprises Co Ltd	74
1,255,067	e	Showa Denko KK	2,829
1,443		Shree Cement Ltd	65
406,700		Siam Cement PCL reg	4,870
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	164
476,418		Sigma-Aldrich Corp	31,710
55,000	*	Sijia Group Co	44
1,968		Sika AG.	4,317
314,680	e	Silgan Holdings, Inc	11,269
210,324	*	Silver Lake Resources Ltd	510
110,542	*,e	Silver Standard Resources, Inc	3,092
490,013	*	Silver Wheaton Corp	19,210
369,519		Silvercorp Metals, Inc	4,735
34,640	*	Simmer & Jack Mines Ltd	5
140,802	e	Sims Group Ltd	3,106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

600,000	*	Sino Union Energy Investment Group Ltd	$52
3,862,000	e	Sinochem Hong Kong Holding Ltd	1,997
299,011	*	Sino-Forest Corp	7,004
54,000		Sinon Corp	27
5,794,600	e	Sinopec Shanghai Petrochemical Co Ltd	3,004
2,486		SK Chemicals Co Ltd	135
3,260		SKC Co Ltd	109
235,493	*	Smurfit Kappa Group plc	2,297
360,771	*,e	Smurfit-Stone Container Enterprises, Inc	9,236
79,584	*,e	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	121
125,349		Sociedad Quimica y Minera de Chile S.A. (Class B)	7,125
4,088		Societe Internationale de Plantations d’Heveas S.A.	455
978		SODIFF Advanced Materials Co Ltd	88
41,000		Solar Applied Materials Technology Co	91
532,733	*	Solutia, Inc	12,295
166,928		Solvay S.A.	17,790
71,427	*	Sonae Industria SGPS S.A.	182
1,190		Songwon Industrial Co Ltd	13
941,869	e	Sonoco Products Co	31,713
55,350		South Valley Cement	49
26,000		Southeast Cement Co Ltd	12
674,205	e	Southern Copper Corp (NY)	32,861
243,068	*,e	Spartech Corp	2,275
109,222	*,e	Sprott Resource Corp	502
13,291		Ssab Svenskt Stal AB (Series A)	223
3,220	*	Ssangyong Cement Industrial Co Ltd	19
2,005		SSCP Co Ltd	8
598,595	*,e	St Barbara Ltd	1,249
17,200		ST Corp	199
224,600	*	St. Andrew Goldfields Ltd	328
853,517		Steel Authority Of India	3,484
485,427	e	Steel Dynamics, Inc	8,883
11,900	e	Stella Chemifa Corp	560
17,500		Stella-Jones, Inc	586
33,943	e	Stepan Co	2,589
27,572		Sterling Biotech Ltd	64
1,807,475		Sterlite Industries India Ltd	7,545
222,466	*	Stillwater Mining Co	4,750
3,438		STO AG.	435
1,380,083	e	Stora Enso Oyj (R Shares)	14,173
124,412	*,e	STR Holdings, Inc	2,488
304,243	e	Straits Resources Ltd	700
10,435	*	Sujana Towers Ltd	32
876,221		Sumitomo Bakelite Co Ltd	5,159
1,451,695	e	Sumitomo Chemical Co Ltd	7,152
418,000	*	Sumitomo Light Metal Industries Ltd	505
8,657,836		Sumitomo Metal Industries Ltd	21,327
941,540		Sumitomo Metal Mining Co Ltd	16,456
1,210,193		Sumitomo Osaka Cement Co Ltd	2,743
61,000		Sumitomo Seika Chemicals Co Ltd	264
25,212	e	Sumitomo Titanium Corp	1,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,011,979	*	Sundance Resources Ltd	$1,771
2,720	*	Sungshin Cement Co Ltd	10
8,000		Super Dragon Technology Co Ltd	14
3,219		Supreme Industries Ltd	10
246,663		Suzano Papel e Celulose S.A.	2,196
555,734		Svenska Cellulosa AB (B Shares)	8,775
187,146		Symrise AG.	5,133
74,694		Syngenta AG.	21,849
120,154	*	Synthos S.A.	125
29,500	e	T Hasegawa Co Ltd	502
102,000		TA Chen Stainless Pipe	71
3,050	*	Tae Kyung Industrial Co Ltd	13
70		Taekwang Industrial Co Ltd	78
102,900	*	Tahoe Resources, Inc	1,521
1,476,553	*	Taiheiyo Cement Corp	1,891
6,164,521		Taiwan Cement Corp	6,935
1,136,500		Taiwan Fertilizer Co Ltd	4,249
31,000		Taiwan Hon Chuan Enterprise Co Ltd	71
20,000	*	Taiwan Pulp & Paper Corp	12
100,000		Taiwan Styrene Monomer	52
22,900		Taiyo Ink Manufacturing Co Ltd	734
245,695	e	Taiyo Nippon Sanso Corp	2,170
123,000		Takasago International Corp	735
90,000		Takiron Co Ltd	309
222,395	*,e	Talvivaara Mining Co Plc	2,065
21,900	e	Tanaka Chemical Corp	364
10,000	*	Tang Eng Iron Works Co Ltd	10
120,154	*,e	Tanzanian Royalty Exploration Corp	880
458,859	*	Taseko Mines Ltd	2,400
436,048		Tata Steel Ltd	6,635
514,200	*	Tata Steel Thailand PCL	28
4,446		Tatung Fine Chemical Co	11
1,198,000		TCC International Holdings Ltd	436
1,496		Technosemichem Co Ltd	40
1,222,820		Teck Cominco Ltd	75,992
6,815,740		Teijin Ltd	29,130
342,679	e	Temple-Inland, Inc	7,279
22,400		Tenma Corp	247
279,578	*	Teranga Gold Corp (ADR)	815
68,493		Tessenderlo Chemie NV	2,489
93,099	e	Texas Industries, Inc	4,262
42,480	*,e	Texas Petrochemicals, Inc	1,288
44,700		Thai Plastic & Chemical PCL	46
679,917	*,e	Thompson Creek Metals Co, Inc	10,008
194,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	2,862
33,000		Thye Ming Industrial Co Ltd	42
1,431,002		ThyssenKrupp AG.	59,251
19,000		Tiangong International Co Ltd	10
36,799	*	Tikkurila Oy	812
29,457		Time Technoplast Ltd	39
13,377	*	Tire Kutsan Oluklu Mukavva	15
73,935		Titan Cement Co S.A.	1,622

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,500	m	Titan Chemicals Corp	$56
537,721	*,e	Titanium Metals Corp	9,238
324,000	e	Toagosei Co Ltd	1,516
40,000	e	Toda Kogyo Corp	417
42,400	e	Toho Titanium Co Ltd	1,025
296,000		Toho Zinc Co Ltd	1,579
499,000		Tokai Carbon Co Ltd	3,104
261,563		Tokuyama Corp	1,353
54,300		Tokyo Ohka Kogyo Co Ltd	1,169
178,000	e	Tokyo Rope Manufacturing Co Ltd	594
29,281	e	Tokyo Steel Manufacturing Co Ltd	320
117,000		Ton Yi Industrial Corp	64
7,040	*	Tong Yang Major Corp	15
246,000		Topy Industries Ltd	654
896,650		Toray Industries, Inc	5,356
467,221	e	Tosoh Corp	1,519
353,000		Toyo Ink Manufacturing Co Ltd	1,735
131,000		Toyo Kohan Co Ltd	808
459,050		Toyo Seikan Kaisha Ltd	8,735
48,500		TPI Polene PCL	20
2,714,500		TSRC Corp	6,284
122,685	e	Tubacex S.A.	407
127,313	*	Tubos Reunidos S.A.	311
856,676		Tung Ho Steel Enterprise Corp	971
2,147,795		UBE Industries Ltd	6,455
6,888		Uflex Ltd	31
92,988		Ultra Tech Cement Ltd	2,255
108,213		Umicore	5,628
34,600	*	Uniao de Industrias Petroquimicas S.A.	12
1,006		Unid Co Ltd	49
570	*	Union Steel	15
20,000	*,e	Unipetrol	210
316,123		United Phosphorus Ltd	1,223
10,223	*,e	United States Lime & Minerals, Inc	431
526,997	e	United States Steel Corp	30,787
77,000		Universal Cement Corp	49
35,909	*,e	Universal Stainless & Alloy	1,123
78,000		UPC Technology Corp	65
1,879,757		UPM-Kymmene Oyj	33,208
220,949	e,f	Uralkali (GDR) (purchased 10/15/07, cost $5,166)	8,113
116,440	*,e	US Energy Corp Wyoming	708
448,807	*,e	US Gold Corp	3,622
5,746		Usha Martin Ltd	9
82,000		USI Corp	82
209,500		Usinas Siderurgicas de Minas Gerais S.A.	2,694
564,662		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	6,517
368,978		Valspar Corp	12,722
33,031	e	Vedanta Resources plc	1,296
89,700	*	Ventana Gold Corp	1,196
26,628	*	Verbio AG	148
43,562	*,e	Verso Paper Corp	149
517		Vetropack Holding AG.	981

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,089		Victrex plc	$2,522
124,807		Viohalco S.A.	675
150,730		Voestalpine AG.	7,181
400,751	e	Vulcan Materials Co	17,778
13,457		Wacker Chemie AG.	2,349
1,810,383	e	Walter Energy, Inc	231,440
243,452		Wausau Paper Corp	2,096
19,024		Welspun-Gujarat Stahl Ltd	72
780,000	*	West China Cement Ltd	286
78,962		West Fraser Timber Co Ltd	3,720
208,242		Western Areas NL	1,272
406,800	*,e	Western Canadian Coal Corp	5,032
90,324	e	Westlake Chemical Corp	3,926
238,100	*,e	White Energy Co Ltd	838
40,850	*	Woongjin Chemical Co Ltd	43
275,288	e	Worthington Industries, Inc	5,065
889,197	*	WR Grace & Co	31,237
25,100		WTK Holdings BHD	10
153,000		Xingda International Holdings Ltd	165
108,000	e	Xinjiang Xinxin Mining Industry Co Ltd	68
1,637,990		Xstrata plc	38,447
842,104		Yamana Gold, Inc	10,815
20,294		Yamato Kogyo Co Ltd	614
203,722	e	Yara International ASA	11,783
53,000		Yeun Chyang Industrial Co Ltd	43
181,000		Yieh Phui Enterprise	70
176,500	*,e	Yingde Gases	157
60,000		Yip’s Chemical Holdings Ltd	74
166,000		Yodogawa Steel Works Ltd	773
2,300		Youlchon Chemical Co Ltd	18
156,000		Yuen Foong Yu Paper Manufacturing Co Ltd	80
746,500	*	Yukon-Nevada Gold Corp	646
155,058	e	Yule Catto & Co plc	486
1,865	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	21
598,512	e	Zeon Corp	5,013
97,104		Zep, Inc	1,930
653,000	e	Zhaojin Mining Industry Co Ltd	2,672
40,813		Zignago Vetro S.p.A.	261
6,228,000	e	Zijin Mining Group Co Ltd	5,777
125,212	*,e	Zoltek Cos, Inc	1,446

		TOTAL MATERIALS	7,752,911

MEDIA - 2.8%
2,467	*	Adlabs Films Ltd	12
1,236,251		Aegis Group plc	2,708
6,349		Agora S.A.	56
77,400	*,e	AH Belo Corp (Class A)	673
68,838	e	Alma Media	762
238,553		Antena 3 de Television S.A.	2,216
740,041	e	APN News & Media Ltd	1,465
119,391	e	Arbitron, Inc	4,957
170,172	*,e	Arnoldo Mondadori Editore S.p.A.	603

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

67,605	*,e	AS. Roma S.p.A	$95
40,900	e	Asatsu-DK, Inc	1,116
63,657	*,e	Ascent Media Corp (Series A)	2,467
74,665		Astral Media, Inc	3,154
3,882,335	*,e	Austar United Communications Ltd	3,792
342,089		Austereo Group Ltd	632
63,059		Avex Group Holdings, Inc	922
45,697		Axel Springer AG.	7,450
49,021	*,e	Ballantyne Strong, Inc	381
9,671	*,e	Beasley Broadcasting Group, Inc	58
2,905,800		BEC World PCL (Foreign)	3,061
379,906	*,e	Belo (A.H.) Corp (Class A)	2,690
402,700	*	Benpres Holdings Corp	49
1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	10
17,220,000	*	Big Media Group Ltd	288
4,111,128		British Sky Broadcasting plc	47,175
1,015,093		Cablevision Systems Corp (Class A)	34,351
108,669		Cairo Communication S.p.A.	395
54,666		Caltagirone Editore S.p.A.	124
89,250		Canal Plus	599
60,281	*,e	Carmike Cinemas, Inc	465
3,318,202		CBS Corp (Class B)	63,212
8,000	*	Central European Media Enterprises Ltd (Class A)	164
89,334	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,818
175,151	*,e	Charm Communications, Inc (ADR)	1,727
17,690		Cheil Communications, Inc	216
304,989	e	Cinemark Holdings, Inc	5,258
92,500		Cineplex Galaxy Income Fund	2,085
2,860		CJ CGV Co Ltd	71
2,961		CJ Internet Corp	42
293,250	*,e	CKX, Inc	1,182
254,686	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	3,576
24,599		Cogeco Cable, Inc	1,015
14,183,775	e	Comcast Corp (Class A)	311,617
6,400	*,e	COOKPAD, Inc	186
107,511	*,e	Corus Entertainment, Inc	2,395
20,264	*	Creative Marketing Solutions Co Ltd	18
93,361	*,e	Crown Media Holdings, Inc (Class A)	245
9,396	e	CTC Media, Inc	220
25,974		CTS Eventim AG.	1,604
96,071	*,e	Cumulus Media, Inc (Class A)	414
859		CyberAgent, Inc	1,873
71,305		Cyfrowy Polsat S.A.	397
9,870		Daekyo Co Ltd	52
168,478		Daiichikosho Co Ltd	3,270
631,090	e	Daily Mail & General Trust	5,648
18,640		Deccan Chronicle Holdings Ltd	46
1,500,340	*	DEN Networks Ltd	6,068
271,977		Dentsu, Inc	8,445
275,187	*,e	Dex One Corp	2,053
4,647,763	*,e	DIRECTV	185,584

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

923,564	*,e	Discovery Communications, Inc (Class A)	$38,513
591,121	*	Discovery Communications, Inc (Class C)	21,688
2,504,641		DISH Network Corp (Class A)	49,241
7,030	*	Dogan Gazetecilik AS	14
41,864	*	Dogan Yayin Holding	53
189,940	*	DreamWorks Animation SKG, Inc (Class A)	5,598
38,140	*	Egyptian Media Production City	36
80,662	*	EM.Sport Media AG.	189
7,332,802	*,e	Eniro AB	600
102,728	*,e	Entercom Communications Corp (Class A)	1,190
213,710	*,e	Entravision Communications Corp (Class A)	549
48,227	*	Eros International plc	169
1,115,000	*	eSun Holdings Ltd	188
56,754	e	Euromoney Institutional Investor plc	612
6,514		Eutelsat Communications	238
155,828	*,e	EW Scripps Co (Class A)	1,582
581		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	20
35,959	*,e	Fisher Communications, Inc	784
5,996	*,e	Focus Media Holding Ltd (ADR)	131
4,580		Fuji Television Network, Inc	7,243
77,000	e	Gakken Co Ltd	169
143		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	35
1,176,495	e	Gannett Co, Inc	17,753
110,276		Gestevision Telecinco S.A.	1,213
22,392		GFK AG.	1,125
1,360		GIIR, Inc	13
77,666	*,e	Global Sources Ltd	739
228,928	*,e	Gray Television, Inc	428
283,923	e	Groupe Aeroplan, Inc	3,903
3,573,939		Grupo Televisa S.A.	18,495
174,408	*,e	Gruppo Editoriale L’Espresso S.p.A.	395
18,364		Hakuhodo DY Holdings, Inc	1,053
176,465	e	Harte-Hanks, Inc	2,253
815,563	*	Hathway Cables and Datacom Pvt Ltd	3,046
674,884		Havas S.A.	3,508
51,624	*,e	Hi-Media S.A.	241
21,599	*	Hot Telecommunication System Ltd	363
35,796		Hurriyet Gazetecilik AS	42
71,537	*	Impresa SGPS	134
461,167	*	Independent News & Media plc	310
1,098,377		Informa plc	6,978
5,114,805	*,e	Interpublic Group of Cos, Inc	54,319
30,468		IPSOS	1,446
16,535,265	*	ITV plc	18,059
1,164,705	*,e	JC Decaux S.A.	35,836
3,842,158	e	John Fairfax Holdings Ltd	5,502
110,705	e	John Wiley & Sons, Inc (Class A)	5,008
839,274	*	Johnston Press plc	157
217,007	*,e	Journal Communications, Inc (Class A)	1,096
1,010		Jupiter Telecommunications Co	1,062
97,559	*	Juventus Football Club S.p.A.	125
158,801	*	Kabel Deutschland Holding AG.	7,401

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

94,308	e	Kadokawa Holdings, Inc	$2,471
19,880		Kinepolis	1,355
142,893	*,e	Knology, Inc	2,233
7,567		Lagardere S.C.A.	312
118,141	*,e	Lamar Advertising Co (Class A)	4,707
197,769	*,e	Lee Enterprises, Inc	487
869,044	*,e	Liberty Global, Inc (Class A)	30,747
300,123	*	Liberty Media Corp - Capital (Series A)	18,776
376,358	*,e	Liberty Media Corp - Starz	25,020
153,797	*,e	Lin TV Corp (Class A)	815
298,309	*,e	Lions Gate Entertainment Corp	1,942
717,692	*,e	Live Nation, Inc	8,196
146,602	*,e	Lodgenet Entertainment Corp	623
197,593		M6-Metropole Television	4,779
227,737	*,e	Madison Square Garden, Inc	5,871
110,500		Major Cineplex Group PCL	48
110,584	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	489
209,178	*,e	McClatchy Co (Class A)	977
1,842,637		McGraw-Hill Cos, Inc	67,090
61,400		MCOT PCL	60
152,381	*	Mecom Group plc	469
95,474	*,e	Media General, Inc (Class A)	552
97,800		Media Prima BHD	82
191,472	*,e	Mediacom Communications Corp (Class A)	1,620
278,248	e	Mediaset S.p.A.	1,683
72,843	e	Meredith Corp	2,524
4,877		Modern Times Group AB (B Shares)	323
69,637	e	Morningstar, Inc	3,696
580,787		Naspers Ltd (N Shares)	34,204
328,547		National CineMedia, Inc	6,541
35,904		Navneet Publications India	50
283,901	*,e	New York Times Co (Class A)	2,782
8,268,841		News Corp (Class A)	120,394
23,786	*,e	Nexstar Broadcasting Group, Inc (Class A)	142
798,000	*	Next Media Ltd	110
23,585		NRJ Group	255
1,870,994	e	Omnicom Group, Inc	85,692
5,520	*	ON*Media Corp	19
830,000	*	Oriental Press Group	115
80,152	e	Outdoor Channel Holdings, Inc	575
31,250	e	PagesJaunes Groupe S.A.	284
5,412,585		Pearson plc	85,063
176,000		Phoenix Satellite Television Holdings Ltd	60
1,076,000		Pico Far East Holdings Ltd	228
147,152	*	Playboy Enterprises, Inc (Class B)	768
432,257	*	Premiere AG.	978
79,497	e	Primedia, Inc	334
154,674	*	Promotora de Informaciones S.A.	315
87,054		ProSiebenSat.1 Media AG.	2,617
6,400	*	Proto Corp	284
818,500		PT Global MediaCom Tbk	59
28,746,000		PT Media Nusantara Citra Tbk	2,999

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

		PT Multimedia Servicos de Telecomunicacoes e
239,522	e	Multimedia SGPS S.A.	$1,085
304,329	e	Publicis Groupe S.A.	15,860
2,390	*	PubliGroupe AG.	279
289,123		Publishing & Broadcasting Ltd	923
73,436		Quebecor, Inc	2,778
137,132	*,e	Radio One, Inc	154
213,601	*	RCS MediaGroup S.p.A.	293
62,227		REA Group Ltd	785
19,219	*,e	ReachLocal, Inc	383
1,845,218		Reed Elsevier NV	22,826
223,479		Reed Elsevier plc	1,887
162,407	e	Regal Entertainment Group (Class A)	1,907
45,056	*,e	Rentrak Corp	1,359
134,367		Rightmove plc	1,632
5,449	*	Roularta Media Group NV	187
12,754		Sanoma-WSOY Oyj	276
4,200		Saraiva S.A. Livreiros Editores	112
13,800		SBS Media Holdings Co Ltd	33
108,436		Schibsted ASA	3,196
158,288	e	Scholastic Corp	4,676
859,991		Scripps Networks Interactive (Class A)	44,505
1,404,474	*,e	Seat Pagine Gialle S.p.A.	155
17,282		SeLoger.com	814
119,615	e	SES Global S.A.	2,848
761,177	*,e	Shaw Communications, Inc (B Shares)	16,344
104,000	e	Shochiku Co Ltd	671
121,703		Shree Ashtavinyak Cine Vision Ltd	22
188,187		Sinclair Broadcast Group, Inc (Class A)	1,539
1,213,970	e	Singapore Press Holdings Ltd	3,765
37,000		SinoMedia Holding Ltd	13
13,778,361	*,e	Sirius XM Radio, Inc	22,597
364,724		Sky Network Television Ltd	1,478
3,710	e	Sky Perfect Jsat Corp	1,435
1,103	*	SM Entertainment Co	16
37,826		Societe Television Francaise 1	657
520,302		Southern Cross Media Group	1,107
3,061	*	Spir Communication	91
940,562	*	Stroer Out-of-Home Media AG.	33,609
1,058,865		STW Communications Group Ltd	1,148
57,580	*,e	SuperMedia, Inc	502
709,670	*,e	Telecom Italia Media S.p.A.	226
527,254		Television Broadcasts Ltd	2,849
9,923	*	Television Eighteen India Ltd	16
1,012,803	e	Ten Network Holdings Ltd	1,466
18,759	*	Tera Resource Co Ltd	16
1,167,323		Thomson Corp	43,506
476,361	e	Thomson Corp (Toronto)	17,841
2,090,264	e	Time Warner Cable, Inc	138,020
5,030,151		Time Warner, Inc	161,819
238,000		Toei Animation Co Ltd	4,605
342,885		Toei Co Ltd	1,660

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,842		Toho Co Ltd	$1,379
22,600		Tohokushinsha Film Corp	123
1,858,000	*	Tom Group Ltd	194
167,779		Torstar Corp	2,060
1,045,863	*	Trinity Mirror plc	1,133
277		TV Asahi Corp	482
257,500		TV Azteca S.A. de C.V.	179
14,000	*,e	TV Tokyo Corp	205
171,723		TVN S.A.	992
367,722		United Business Media Ltd	3,956
143,246	*,e	Usen Corp	125
2,375	*	UTV Software Communications Ltd	30
238,985	*,e	Valassis Communications, Inc	7,731
8,133	e	Value Line, Inc	118
5,746,149		Viacom, Inc (Class B)	227,604
1,535,418	e	Virgin Media, Inc	41,825
3,341,928		Vivendi Universal S.A.	90,210
360,000	e	VODone Ltd	111
11,483,019	e	Walt Disney Co	430,727
255,514	*,e	Warner Music Group Corp	1,439
44,115	e	Washington Post Co (Class B)	19,389
297,283	e	West Australian Newspapers Holdings Ltd	1,955
8,074	*,e	Westwood One, Inc	74
19,415		Wolters Kluwer NV	425
3,670		Woongjin Thinkbig Co Ltd	70
116,892	e	World Wrestling Entertainment, Inc (Class A)	1,665
6,488,609		WPP plc	79,869
4,063,232	*,e	Yell Group plc	919
1,338,287	e	Yellow Pages Income Fund	8,345
70,521	*	Zee Entertainment Enterprises Ltd	112
650,434		ZEE Telefilms Ltd	2,142
55,600	e	Zenrin Co Ltd	621

		TOTAL MEDIA	3,079,067

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
6,232,703		Abbott Laboratories	298,609
272,561		Abcam plc	1,360
73,781	*,b,m	Able Laboratories, Inc	0	^
27,840	*	Ablynx NV	296
3,000		Abnova Corp	9
255,099	*	Accelrys, Inc	2,117
165,722	*,e	Acorda Therapeutics, Inc	4,518
248,605	*	Acrux Ltd	900
539,024	*	Actelion Ltd	29,517
49,050	*	Active Biotech AB	1,233
20,634	*,e	Acura Pharmaceuticals, Inc	68
38,565	*	Adcock Ingram Holdings Ltd	351
13,100	*	Aegerion Pharmaceuticals, Inc	186
158,789	*,e	Affymax, Inc	1,056
354,106	*,e	Affymetrix, Inc	1,781
231,749	*,e	Akorn, Inc	1,407
232,277		Alapis Holding Industrial and Commercial S.A.	161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

117,634	*,e	Albany Molecular Research, Inc	$661
241,641	*,e	Alexion Pharmaceuticals, Inc	19,464
165,155	*,e	Alexza Pharmaceuticals, Inc	206
41,977	*,e	Algeta ASA	978
8,765		ALK-Abello AS	505
435,055	*	Alkermes, Inc	5,342
1,494,548		Allergan, Inc	102,631
359,159	*,e	Allos Therapeutics, Inc	1,656
155,524	*,e	Alnylam Pharmaceuticals, Inc	1,533
200,433	*	AMAG Pharmaceuticals, Inc	3,628
4,872,873	*	Amgen, Inc	267,520
286,485	*,e	Amylin Pharmaceuticals, Inc	4,214
27,300	*,e	Anacor Pharmaceuticals, Inc	147
657,629	*,e	Anthera Pharmaceuticals, Inc	3,209
13,000		Apex Biotechnology Corp	31
58,046	*,e	Ardea Biosciences, Inc	1,509
536,123	*,e	Arena Pharmaceuticals, Inc	922
476,507	*,e	Ariad Pharmaceuticals, Inc	2,430
232,341	*,e	Arqule, Inc	1,364
264,618	*,e	Array Biopharma, Inc	791
85,000		ASKA Pharmaceutical Co Ltd	642
373,694		Aspen Pharmacare Holdings Ltd	5,220
79,935	*,e	AspenBio Pharma, Inc	48
525,119		Astellas Pharma, Inc	20,018
524,851		AstraZeneca plc	23,911
716,835	e	AstraZeneca plc (ADR)	33,111
2,870		Aurobindo Pharma Ltd	84
180,871	*,e	Auxilium Pharmaceuticals, Inc	3,816
1,364,375	*,e	AVANIR Pharmaceuticals, Inc	5,567
20,590	*,e	AVEO Pharmaceuticals, Inc	301
443,201	*,e	AVI BioPharma, Inc	940
6,432		Bachem Holding AG.	385
11,315	*	Basilea Pharmaceutica	787
14,033	*	Bavarian Nordic AS	616
3,436,780		Bayer AG.	253,969
17,199,208	*	BB Bioventures L.P.	2,355
3,106		Bilcare Ltd	46
11,547		Biocon Ltd	109
106,387	*,e	BioCryst Pharmaceuticals, Inc	550
63,819	*,e	Biodel, Inc	117
18,219	e	Biogaia AB (B Shares)	260
872,484	*,e	Biogen Idec, Inc	58,500
66,793	*	BioInvent International AB	295
202,763	*,e	BioMarin Pharmaceuticals, Inc	5,460
71,177	*,e	BioMimetic Therapeutics, Inc	904
89,149	*	Bio-Rad Laboratories, Inc (Class A)	9,258
262,830	*,e	Biosante Pharmaceuticals, Inc	431
18,434	*,e	Biospecifics Technologies Corp	472
247,808	e	Biota Holdings Ltd	251
6,592		Biotest AG.	431
17,659		Biotest AG. (Preference)	1,094
91,099	*,e	Biotime, Inc	759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

807,526	*	Bioton S.A.	$41
395,581	e	Biovail Corp	11,191
507,567		Biovail Corp	14,436
12,076,891	*,a,e	Biovitrum AB	72,724
149,703	*,e	BMP Sunstone Corp	1,484
7,623		Boiron S.A.	290
7,063,021	e	Bristol-Myers Squibb Co	187,029
212,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	68
458,531	*,e	Bruker BioSciences Corp	7,612
357,033	*,e	BTG plc	1,288
1,530		Bukwang Pharmaceutical Co Ltd	18
507,642	*,e	Cadence Pharmaceuticals, Inc	3,833
217,562	*,e	Caliper Life Sciences, Inc	1,379
191,130	*,e	Cambrex Corp	988
40,000	*	Cangene Corp	122
51,984	*,e	Caraco Pharmaceutical Laboratories Ltd	236
193,261	*,e	Cardiome Pharma Corp	1,240
537,009	*,e	Celera Corp	3,383
4,611,583	*,e	Celgene Corp	272,728
115,548	*,e	Celldex Therapeutics, Inc	476
76,084	*	Celltrion, Inc	2,246
573,014	*,e	Cephalon, Inc	35,366
258,851	*,e	Cepheid, Inc	5,889
135,164	*,e	Charles River Laboratories International, Inc	4,804
142,654	*,e	Chelsea Therapeutics International, Inc	1,070
101,874	*,e	China Aoxing Pharmaceutical Co, Inc	284
22,000		China Chemical & Pharmaceutical Co Ltd	22
124,000	e	China Pharmaceutical Group Ltd	69
642,000	e	China Shineway Pharmaceutical Group Ltd	1,842
1,190		Chong Kun Dang Pharm Corp	24
782		Choongwae Pharma Corp	11
200,569	e	Chugai Pharmaceutical Co Ltd	3,681
480,334		Cipla Ltd	3,972
77,974		Cipla Medpro South Africa Ltd	85
3,440,000	*	CK Life Sciences International Holdings, Inc	235
33,517	*	Clal Biotechnology Industries Ltd	178
55,620	*,e	Clinical Data, Inc	885
1,550	e	CMIC Co Ltd	442
37,115	*,e	Codexis, Inc	393
282,132	*,e	Combinatorx, Inc	446
13,900	*,e	Complete Genomics, Inc	104
62,947	*	Compound partnering business	910
108,840	*,e	Corcept Therapeutics, Inc	420
50,092	*,e	Cornerstone Therapeutics, Inc	290
134,474	*,e	Covance, Inc	6,913
83,954	*,e	Crucell NV	2,648
882,124	e	CSL Ltd	32,742
348,554	*,e	Cubist Pharmaceuticals, Inc	7,459
48,820	*,e	Cumberland Pharmaceuticals, Inc	292
3,238	*	Curexo, Inc	35
326,271	*,e	Curis, Inc	646

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

154,931	*,e	Cypress Bioscience, Inc	$1,004
299,577	*,e	Cytokinetics, Inc	626
160,272	*,e	Cytori Therapeutics, Inc	832
449,697	*,e	Cytrx	454
1,030		Daewoong Pharmaceutical Co Ltd	43
769,885		Daiichi Sankyo Co Ltd	16,850
845,103		Dainippon Sumitomo Pharma Co Ltd	7,682
76,000		Dawnrays Pharmaceutical Holdings Ltd	36
91,589		Dechra Pharmaceuticals plc	714
681,573	*,e	Dendreon Corp	23,801
403,756	*,e	Depomed, Inc	2,568
10,812	*	Deva Holding AS	23
20,049	*	Devgen	129
23,779	*,e	Diamyd Medical AB (B Shares)	472
92,134	*	Dionex Corp	10,873
1,396		Dong-A Pharmaceutical Co Ltd	151
2,330		Dongwha Pharm Co Ltd	11
187,438		Dr Reddy’s Laboratories Ltd	6,970
375,438	*,e	Durect Corp	1,295
387,067	*	Dyax Corp	828
355,507	*,e	Dynavax Technologies Corp	1,138
1,169		Egis Gyogyszergyar Rt	113
22,271		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS.	36
897,845	e	Eisai Co Ltd	32,512
373,430	*	Elan Corp plc	2,071
3,875		Elder Pharmaceuticals Ltd	32
3,942,596	e	Eli Lilly & Co	138,149
92,950	*	Emergent Biosolutions, Inc	2,181
881,206	*,e	Endo Pharmaceuticals Holdings, Inc	31,468
164,819	*,e	Enzo Biochem, Inc	870
291,538	*,e	Enzon Pharmaceuticals, Inc	3,548
172	e	EPS Co Ltd	421
209,384	*,e	eResearch Technology, Inc	1,539
74,840	*	Eurand NV	885
16,291		Eurofins Scientific	1,173
128,488	*	Evolutec Group plc	206
134,852	*	Evotec AG.	526
159,234	*,e	Exact Sciences Corp	952
734,081	*,e	Exelixis, Inc	6,027
43,001	*,e	ExonHit Therapeutics S.A.	118
180,000	*	Extrawell Pharmaceutical Holdings Ltd	14
271,930		FAES FARMA S.A.	990
5,222		FDC Ltd	13
2,124,661	*	Forest Laboratories, Inc	67,947
128,000	e	Fuso Pharmaceutical Industries Ltd	393
544,565	*	Galapagos NV	8,645
52,839	*,e	Genmab AS	620
51,531	*,e	Genomic Health, Inc	1,102
222,200	*,e	Genomma Lab Internacional S.A. de C.V.	532
90,406		Genus plc	1,209
1,474,581	*	Genzyme Corp	104,989

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

512,818	*,e	Geron Corp	$2,651
36,945		Gerresheimer AG.	1,629
7,092,274	*	Gilead Sciences, Inc	257,023
5,163,565		GlaxoSmithKline plc	99,826
20,923		Glenmark Pharmaceuticals Ltd	169
729		Green Cross Corp	89
47,993	e	Grifols S.A.	654
28,000	e	Guangzhou Pharmaceutical Co Ltd	46
306,153	*,e	Halozyme Therapeutics, Inc	2,425
2,580	*	Han All Pharmarceutical Co	17
769	*	Hanmi Pharm Co Ltd	60
346		Hanmi Pharm Co Ltd	11
253,132	e	Hikma Pharmaceuticals plc	3,203
67,016	e	Hisamitsu Pharmaceutical Co, Inc	2,823
43,192	*,e	Hi-Tech Pharmacal Co, Inc	1,078
144,000		Hua Han Bio-Pharmaceutical Holdings Ltd	49
3,089,578	*,e	Human Genome Sciences, Inc	73,810
310,078	*,e	Idenix Pharmaceuticals, Inc	1,563
247,908	*,e	Illumina, Inc	15,702
124		Ilsung Pharmaceuticals Co Ltd	10
1,310	*	Ilyang Pharmaceutical Co Ltd	30
296,243	*,e	Immunogen, Inc	2,743
295,013	*,e	Immunomedics, Inc	1,056
403,072	*	Impax Laboratories, Inc	8,106
711,724	*,e	Incyte Corp	11,786
82,065	*,e	Infinity Pharmaceuticals, Inc	487
208,666	*,e	Inhibitex, Inc	543
372,063	*,e	Inovio Biomedical Corp	428
288,651	*	Inspire Pharmaceuticals, Inc	2,425
105,511	*	Intercell AG.	1,636
188,696	*,e	InterMune, Inc	6,869
1,490		Ipca Laboratories Ltd	12
46,438		Ipsen	1,417
77,629	*,e	Ironwood Pharmaceuticals, Inc	803
413,731	*,e	Isis Pharmaceuticals, Inc	4,187
152,279	*,e	Jazz Pharmaceuticals, Inc	2,997
19,000	*	JCR Pharmaceuticals Co Ltd	251
720		Jeil Pharmaceutical Co	10
11,657,526	e	Johnson & Johnson	721,017
1,481		Jubilant Organosys Ltd	9
168,681		Kaken Pharmaceutical Co Ltd	2,049
125,163	*	Kendle International, Inc	1,363
191,596	*,e	Keryx Biopharmaceuticals, Inc	878
497,711	*	King Pharmaceuticals, Inc	6,993
64,600		Kissei Pharmaceutical Co Ltd	1,270
292		Kolon Life Science, Inc	9
1,043	*	Komipharm International Co Ltd	35
4,320		Kwang Dong Pharmaceutical Co Ltd	13
111,000		Kyorin Co Ltd	1,943
453,967	e	Kyowa Hakko Kogyo Co Ltd	4,674
1,676		Kyungdong Pharm Co Ltd	13
884,884		Laboratorios Almirall S.A.	8,064

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

42,891	e	Laboratorios Farmaceuticos Rovi S.A	$275
48,065	*,e	Lannett Co, Inc	269
877,710	*,e	Lexicon Pharmaceuticals, Inc	1,264
2,020	*	LG Life Sciences Ltd	94
1,190,178	*,e	Life Technologies Corp	66,056
89,018	*,e	Ligand Pharmaceuticals, Inc (Class B)	794
210,000		Lijun International Pharmaceutical Holding Ltd	61
15,000		Livzon Pharmaceutical, Inc	54
977,107		Lonza Group AG.	78,326
155,038	*	Luminex Corp	2,834
188,950		Lupin Ltd	2,039
277,749	*,e	MannKind Corp	2,239
67,100	*,e	MAP Pharmaceuticals, Inc	1,123
191,869	*,e	Martek Biosciences Corp	6,005
126,339	e	Maxygen, Inc	497
95,375	*,e	MDS, Inc	1,082
480,791	e	Meda AB (A Shares)	3,660
364,912	*,e	Medicines Co	5,156
294,332	e	Medicis Pharmaceutical Corp (Class A)	7,885
503	*	Medipost Co Ltd	19
283,000	*,e	Medivation, Inc	4,293
28,097	*	Medivir AB	584
12,248,751	e	Merck & Co, Inc	441,445
14,822		Merck KGaA	1,185
128,639	*	Mesoblast Ltd	614
114,207	*,e	Metabolix, Inc	1,390
292,846	*,e	Mettler-Toledo International, Inc	44,282
356,910	*,e	Micromet, Inc	2,898
151,000	e	Mochida Pharmaceutical Co Ltd	1,618
170,855	*,e	Momenta Pharmaceuticals, Inc	2,558
29,508	*	Morphosys AG.	731
22,167,242	*,a	MPM Bioventures II	5,409
4,470,163	*,e	Mylan Laboratories, Inc	94,455
183,928	*,e	Myriad Genetics, Inc	4,201
321,340	*	Nabi Biopharmaceuticals	1,861
75,727	*,e	Nanosphere, Inc	330
191,666	*	Natraceutical S.A.	86
402,396	*,e	Nektar Therapeutics	5,171
75,139	*,e	Neostem, Inc	106
193,946	*,e	Neuralstem, Inc	411
405,574	*,e	Neurocrine Biosciences, Inc	3,099
66,457	*,e	NeurogesX, Inc	423
32,095	*,e	NeuroSearch AS	547
30,400	e	Nichi-iko Pharmaceutical Co Ltd	1,066
94,657	*,e	NicOx S.A.	278
425,550	e	Nippon Chemiphar Co Ltd	1,468
68,000		Nippon Shinyaku Co Ltd	973
10,932	*,e	Novacea, Inc	81
6,431,978		Novartis AG.	378,008
595,655	e	Novartis AG. (ADR)	35,114
367,000	*,e	Novavax, Inc	892
42,733		Novo Nordisk AS (ADR)	4,810

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

915,222		Novo Nordisk AS (Class B)	$103,204
299,330	*	NPS Pharmaceuticals, Inc	2,365
7,100	*,e	Nupathe, Inc	64
67,822	*,e	Nymox Pharmaceutical Corp	477
83,280	*,e	Obagi Medical Products, Inc	962
301,456	*,e	Omeros Corp	2,484
189	*	OncoTherapy Science, Inc	433
100,833		Ono Pharmaceutical Co Ltd	4,707
657,200	*,e	Onyx Pharmaceuticals, Inc	24,231
326,782	*,e	Opko Health, Inc	1,199
150,740	*,e	Optimer Pharmaceuticals, Inc	1,705
4,251		Orchid Chemicals & Pharmaceuticals Ltd	29
113,005	*,e	Orexigen Therapeutics, Inc	913
43,897		Orion Oyj (Class B)	960
73,955	*,e	Osiris Therapeutics, Inc	576
59,600	*,e	Pacific Biosciences of California, Inc	948
164,585	e	Pain Therapeutics, Inc	1,111
20,700	*	Paladin Labs, Inc	684
181,563	*,e	Par Pharmaceutical Cos, Inc	6,992
347,873	*,e	Parexel International Corp	7,385
800	*	Patheon, Inc	2
693,399	e	PDL BioPharma, Inc	4,320
214,119	*,e	Peregrine Pharmaceuticals, Inc	492
786,382		PerkinElmer, Inc	20,304
305,450	e	Perrigo Co	19,344
46,949,865		Pfizer, Inc	822,091
214,473	e	Pharmaceutical Product Development, Inc	5,821
375,651	*,e	Pharmacyclics, Inc	2,284
126,982	*,e	Pharmasset, Inc	5,512
317,591	*,e	Pharmaxis Ltd	968
12,182	*,f	Pharmstandard (GDR) (purchased 05/17/07, cost $316)	347
20,000	*	Phytohealth Corp	32
195,622		Piramal Healthcare Ltd	2,056
125,159	*,e	Pozen, Inc	832
134,574	*,e	Progenics Pharmaceuticals, Inc	735
197,500	*,e	Pronova BioPharma AS	318
7,017,500		PT Kalbe Farma Tbk	2,531
144,299	*,e	Pure Bioscience	320
112,196	*	Qiagen NV	2,193
118,240		Q-Med AB	1,341
376,301	*,e	Questcor Pharmaceuticals, Inc	5,543
167,830	*	Ranbaxy Laboratories Ltd	2,247
268,578		Recordati S.p.A.	2,532
136,815	*,e	Regeneron Pharmaceuticals, Inc	4,492
3,648,314	*	Renovo Group plc	3,996
20,414		Richter Gedeon Nyrt	4,175
244,201	*	Rigel Pharmaceuticals, Inc	1,839
6,110	*	RNL BIO Co Ltd	14
666,026		Roche Holding AG.	97,589
114,000		Rohto Pharmaceutical Co Ltd	1,333
253,544	*,e	Salix Pharmaceuticals Ltd	11,906
2,330		Samjin Pharmaceutical Co Ltd	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

209,680	*,e	Sangamo Biosciences, Inc	$1,392
2,655,890		Sanofi-Aventis	169,823
432,732	*,e	Santarus, Inc	1,415
63,411		Santen Pharmaceutical Co Ltd	2,202
369,398	*,e	Savient Pharmaceuticals, Inc	4,115
21,500	e	Sawai Pharmaceutical Co Ltd	1,758
7,508		Schweizerhall Holding AG.	717
191,535	*,e	Sciclone Pharmaceuticals, Inc	801
767,155	*,e	Seattle Genetics, Inc	11,469
153,800		Seikagaku Corp	1,722
351,891	*,e	Sequenom, Inc	2,822
24,000		Shandong Luoxin Pharmacy Stock Co Ltd	30
7,833	*	ShangPharma Corp (ADR)	90
295,309	e	Shionogi & Co Ltd	5,831
1,062,257		Shire Ltd	25,555
146,879	e	Shire plc (ADR)	10,631
138,551	*,e	SIGA Technologies, Inc	1,940
47,000	*	Sihuan Pharmaceutical Holdings	34
788,000	e	Sino Biopharmaceutical	293
4,254,176	*,a	Skyline Venture Fund II Ltd	466
976,029	*	Skyline Venture Fund III Ltd	423
84,320	*,e	Somaxon Pharmaceuticals, Inc	266
357,362	*,e	Spectrum Pharmaceuticals, Inc	2,455
113,227		Stada Arzneimittel AG.	3,840
9,376	e	Stallergenes	739
9,000		Standard Chemical & Pharma	10
715,564	*,e	StemCells, Inc	773
22,557		Strides Arcolab Ltd	226
52,873	*,e	Sucampo Pharmaceuticals, Inc (Class A)	203
18,968	*	Sun Pharmaceutical Industries Ltd	40
603,130		Sun Pharmaceuticals Industries Ltd	6,541
366,245	*,e	SuperGen, Inc	960
98,082	*,e	Synta Pharmaceuticals Corp	600
10,800	e	Taiko Pharmaceutical Co Ltd	156
129,161	e	Taisho Pharmaceutical Co Ltd	2,827
116	*,e	Takara Bio, Inc	289
1,187,739		Takeda Pharmaceutical Co Ltd	58,443
249,227	*,e	Talecris Biotherapeutics Holdings Corp	5,807
206,377		Tanabe Seiyaku Co Ltd	3,485
155,281	*,e	Targacept, Inc	4,115
387,095		Tecan Group AG.	32,292
87,077	e	Techne Corp	5,718
485,712		Teva Pharmaceutical Industries Ltd	25,459
934,421		Teva Pharmaceutical Industries Ltd (ADR)	48,711
88,001	*,e	Theratechnologies, Inc	484
309,751	*,e	Theravance, Inc	7,765
2,063,698	*,e	Thermo Electron Corp	114,247
31,582	*,e	ThromboGenics NV	970
18,000		Tong Ren Tang Technologies Co Ltd	54
30,400		Torii Pharmaceutical Co Ltd	659
13,100		Towa Pharmaceutical Co Ltd	728
22,411	*,e	Transgene S.A.	419

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

350,000	*,m	Trius Therapeutics, Inc	$1,295
68,575		Tsumura & Co	2,221
14,000		TTY Biopharm Co Ltd	65
14,736	e	UCB S.A.	505
1,670		Unichem Laboratories Ltd	9
650,000	*	United Gene High-Tech Group Ltd	11
976,000		United Laboratories Ltd	2,004
214,435	*	United Therapeutics Corp	13,557
1,610,533	*,a,e	Vanda Pharmaceuticals, Inc	15,236
445,681	*	Vectura Group plc	486
403,407	*,e	Vertex Pharmaceuticals, Inc	14,131
230,796	*,e	Vical, Inc	466
12,579		Virbac S.A.	2,185
424,118	*,e	Viropharma, Inc	7,346
323,804	*,e	Vivus, Inc	3,034
5,189,034	e	Warner Chilcott plc	117,065
320,218	*,e	Waters Corp	24,884
5,349,624	*,e	Watson Pharmaceuticals, Inc	276,308
6,326	*	Wockhardt Ltd	52
7,855	*	WuXi PharmaTech Cayman, Inc (ADR)	127
140,468	*,e	Xenoport, Inc	1,197
11,367		Yuhan Corp	1,738
18,160	*	Yungjin Pharmaceutical Co Ltd	14
38,000	*	YungShin Global Holding Corp	53
215,313	*,e	Zeltia S.A.	796
27,000	e	ZERIA Pharmaceutical Co Ltd	329
217,894	*,e	ZIOPHARM Oncology, Inc	1,015
15,400	*,e	Zogenix, Inc	87

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,098,827

REAL ESTATE - 2.8%
393,836	e	Abacus Property Group	922
171,830	e	Acadia Realty Trust	3,134
59,009		Acanthe Developpement S.A.	93
24,701		Acucap Properties Ltd	131
7,588	*,e	Advance Residence Investment Corp	16,991
637,788	*	Aedes S.p.A.	159
92,598		Aeon Mall Co Ltd	2,486
20,116		Affine S.A.	460
373,213	*	Afirma Grupo Inmobiliario S.A.	44
81,582	*	Africa Israel Investments Ltd	522
14,138	*	Africa Israel Properties Ltd	223
3,106,000	e	Agile Property Holdings Ltd	4,571
34,903	e	Agree Realty Corp	914
1,781,000		AIMS AMP Capital Industrial REIT	305
31,167	*	Airport City Ltd	152
32,000		Airport Facilities Co Ltd	140
773		Akmerkez Gayrimenkul Yatirim Ortakligi AS	41
8,654	e	Alexander’s, Inc	3,568
183,309	e	Alexandria Real Estate Equities, Inc	13,429
67,184		Aliansce Shopping Centers S.A.	554
171,284		Allan Gray Property Trust	182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,339,400	e	Allco Commercial Real Estate Investment Trust	$4,158
9,525,000		Allgreen Properties Ltd	8,758
66		Alliances Developpement Immobilier S.A.	6
35,517		Allied Properties Real Estate Investment Trust	769
15,951		Allreal Holding AG.	2,324
142,968		Alony Hetz Properties & Investments Ltd	826
5,797	*	AL-ROV Israel Ltd	226
43,819		Alstria Office REIT-AG.	615
503,500		Amata Corp PCL (For)	241
342,300	e	AMB Property Corp	10,854
404,802		American Campus Communities, Inc	12,857
232,281	e	American Capital Agency Corp	6,676
160,437		Amot Investments Ltd	487
1,104,875		AMP NZ Office Trust	672
25,066		Anant Raj Industries Ltd	60
3,651,435	e	Annaly Mortgage Management, Inc	65,434
14,503		Ansal Properties & Infrastructure Ltd	20
704,971		Anworth Mortgage Asset Corp	4,935
729,249	e	Apartment Investment & Management Co (Class A)	18,844
82,143	e	Apollo Commercial Real Estate Finance, Inc	1,343
39,151		Artis Real Estate Investment Trust	520
629,293		Ascendas Real Estate Investment Trust	1,015
1,412,403	e	Ascott Residence Trust	1,343
244,676	*	Ashford Hospitality Trust, Inc	2,361
74,600		Asian Property Development PCL (ADR)	14
759,800		Asian Property Development PCL (Foreign)	146
682,409	e	Aspen Group	335
293,190	e	Associated Estates Realty Corp	4,483
3,318		Atenor Group	149
511,910	e	Atrium European Real Estate Ltd	2,989
359,319	e	Australand Property Group	1,069
353,393	e	AvalonBay Communities, Inc	39,774
36,045	*,e	Avatar Holdings, Inc	714
7,063,123		Ayala Land, Inc	2,654
9,247,920	m	Ayala Land, Inc (Preference)	21
740,827	e	Babcock & Brown Japan Property Trust	250
73,700		Bandar Raya Developments BHD	56
1,084,100	*	Bangkokland PCL	27
2,406		Bayside Land Corp	635
23,803	e	Befimmo SCA Sicafi	1,950
158,000		Beijing Capital Land Ltd	53
152,000	e	Beijing North Star Co	41
971,000	*	Belle Corp	102
1,301,413		Beni Stabili S.p.A.	1,101
27,000	e	Beni Stabili S.p.A. (Paris)	23
156,875		Big Yellow Group plc	857
635,537	e	BioMed Realty Trust, Inc	11,853
154	*,e	BLife Investment Corp	1,142
65,159		Boardwalk Real Estate Investment Trust	2,703
756,523	e	Boston Properties, Inc	65,137
422,456		BR Malls Participacoes S.A.	4,352
38,211		BR Properties S.A.	418

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

321,388	e	Brandywine Realty Trust	$3,744
15,000		Brasil Brokers Participacoes S.A.	86
136,031	e	BRE Properties, Inc (Class A)	5,917
435,776	*	Brioschi Sviluppo Immobiliare	83
217,613		British Israel Investments Ltd	805
1,534,476		British Land Co plc	12,548
635,332	e	Brookfield Asset Management, Inc	21,214
6,218	*	Brookfield Multiplex Group	496
45,000		Brookfield Properties Corp	789
768,275	e	Brookfield Properties Corp (Toronto)	13,568
486,803	e	Bunnings Warehouse Property Trust	871
265,000		C C Land Holdings Ltd	89
145,907	*,e	CA Immobilien Anlagen AG.	2,322
789,000		Cache Logistics Trust	593
81,575		Calloway Real Estate Investment Trust	1,917
1,191,840		Cambridge Industrial Trust	492
296,138	e	Camden Property Trust	15,986
129,600	e	Campus Crest Communities, Inc	1,817
46,591		Canadian Apartment Properties REIT	803
82,156		Canadian Real Estate Investment Trust	2,566
3,900,400	e	CapitaCommercial Trust	4,559
695,574	e	Capital & Counties Properties	1,634
383,316	*	Capital & Regional plc	193
395,083	e	Capital Lease Funding, Inc	2,299
88,294		Capital Property Fund	110
1,765,817		CapitaLand Ltd	5,105
5,132,583		CapitaMall Trust	7,799
1,127,760	e	CapitaMalls Asia Ltd	1,705
94,100	*	CapitaMalls Malaysia Trust	34
530,000		CapitaRetail China Trust	512
412,118	e	Capstead Mortgage Corp	5,189
305,560		Castellum AB	4,159
242,000		Cathay Real Estate Development Co Ltd	153
1,439,448	*,e	CB Richard Ellis Group, Inc (Class A)	29,480
738,092	e	CBL & Associates Properties, Inc	12,917
1,126,000		CDL Hospitality Trusts	1,825
382,588	e	Cedar Shopping Centers, Inc	2,406
124,000		Central China Real Estate Ltd	37
197,000		Central Pattana PCL (Foreign)	175
2,575	*	Centro Properties Group	0	^
2,307,659	*	Centro Retail Group	566
3,670,511	e	CFS Gandel Retail Trust	6,607
43,400		CH Karnchang PCL	14
695,438		Challenger Diversified Property Group	356
5,610,682	e	Champion Real Estate Investment Trust	3,313
308,539		Charter Hall Group	783
42,407	e	Chatham Lodging Trust	732
57,202	e	Chesapeake Lodging Trust	1,076
5,658,508		Cheuk Nang Holdings Ltd	1,820
1,562,898		Cheung Kong Holdings Ltd	24,109
7,904,163	e	Chimera Investment Corp	32,486
198,000		China Aoyuan Property Group Ltd	38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

182,000	*	China Chengtong Development Group Ltd	$11
7,243,080		China Overseas Land & Investment Ltd	13,400
106,000	*	China Properties Group Ltd	33
3,190,000	e	China Resources Land Ltd	5,828
260,000		China SCE Property Holdings Ltd	74
234,000		China South City Holdings Ltd	44
1,994,520		China Vanke Co Ltd	2,463
291,000	e	Chinese Estates Holdings Ltd	481
21,000		Chong Hong Construction Co	59
230,967		City Developments Ltd	2,260
193,338		Citycon Oyj	796
54,874	*	CLS Holdings plc	457
144,000	*	Coastal Greenland Ltd	9
19,683		Cofinimmo	2,562
322,206	e	Cogdell Spencer, Inc	1,869
26,001	*	Colonia Real Estate AG.	194
425,730		Colonial Properties Trust	7,684
58,325	e	Colony Financial, Inc	1,168
41,498		Cominar Real Estate Investment Trust	869
4,680,617	e	Commonwealth Property Office Fund	3,973
24,391	e	Consolidated-Tomoka Land Co	705
168,343	e	Conwert Immobilien Invest AG.	2,419
77,300	e	Coresite Realty	1,054
131,674		Corio NV	8,449
234,175	e	Corporate Office Properties Trust	8,184
6,800,000	e	Country Garden Holdings Co Ltd	2,607
562,004	e	Cousins Properties, Inc	4,687
674		Crescendo Investment Corp	437
68,522	e	CreXus Investment Corp	898
995,447		Cromwell Group	774
190,021		Cypress Sharpridge Investments, Inc	2,453
2,912	e	DA Office Investment Corp	10,355
75,100		Daibiru Corp	618
548,000	*,e	Daikyo, Inc	1,114
1,245,900		Daiman Development BHD	719
295,393		Daito Trust Construction Co Ltd	20,229
713,827		Daiwa House Industry Co Ltd	8,774
3,363,311	e	DB RREEF Trust	2,735
1,223,982	e	DCT Industrial Trust, Inc	6,499
192,788	*	Delek Real Estate Ltd	74
149,124		Derwent London plc	3,629
70,703		Deutsche Euroshop AG.	2,738
115,138	*	Deutsche Wohnen AG.	1,616
1,215,936	e	Developers Diversified Realty Corp	17,133
172,389		Development Securities plc	605
852,712	e	DiamondRock Hospitality Co	10,233
62,480		DIC Asset AG.	696
285,277	e	Digital Realty Trust, Inc	14,703
3,240,997		DLF Ltd	21,161
249,450	e	Douglas Emmett, Inc	4,141
130,917		Douja Promotion Groupe Addoha S.A.	1,629
131,586	*	DTZ Holdings plc	91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

529,647	e	Duke Realty Corp	$6,599
42,394		Dundee Real Estate Investment Trust	1,288
180,145	e	DuPont Fabros Technology, Inc	3,832
134,085	e	Dynex Capital, Inc	1,464
40,000		Eastern & Oriental BHD	15
125,233	e	EastGroup Properties, Inc	5,300
263,342	e	Education Realty Trust, Inc	2,046
19,877	*	Elbit Imaging Ltd	265
14,911	*	Electra Real Estate Ltd	121
78,906		Emira Property Fund	166
149,838	*	Emlak Konut Gayrimenkul Yatiri	192
2,956,000		Emperor International Holdings	700
290,520	e	Entertainment Properties Trust	13,437
169,183	e	Equity Lifestyle Properties, Inc	9,462
163,347		Equity One, Inc	2,970
1,252,786	e	Equity Residential	65,082
180,237	e	Essex Property Trust, Inc	20,587
36,007		Eurobank Properties Real Estate Investment Co	286
54,781		Eurocommercial Properties NV	2,522
900,000	e	Evergrande Real Estate Group	438
65,201		Excel Trust, Inc	789
472,999	e	Extra Space Storage, Inc	8,230
217,253	e	Fabege AB	2,537
282,000		Fantasia Holdings Group Co Ltd	48
1,625,833		Far East Consortium	425
1,167,700		Farglory Land Development Co Ltd	3,144
190,037	e	Federal Realty Investment Trust	14,810
617,301	*,e	FelCor Lodging Trust, Inc	4,346
1,200,000		Filinvest Land, Inc	36
94,280	e	First Capital Realty, Inc	1,433
432,291	*,e	First Industrial Realty Trust, Inc	3,787
193,658	e	First Potomac Realty Trust	3,257
39,010	*	FirstService Corp	1,179
1,417,228	e	FKP Property Group	1,239
25,902	e	Fonciere Des Regions	2,506
586,339	*,e	Forest City Enterprises, Inc (Class A)	9,786
171,503	*,e	Forestar Real Estate Group, Inc	3,310
1,887,000	e	Fortune Real Estate Investment Trust	971
297,625	e	Franklin Street Properties Corp	4,241
6,999,200	e	Franshion Properties China Ltd	2,107
637,000		Frasers Centrepoint Trust	745
499		Frontier Real Estate Investment Corp	4,763
139	*	Fukuoka REIT Corp	1,089
24,075	*	Future Mall Management Ltd	56
137,120	e	GAGFAH S.A.	1,230
1,700	*	Gant Development S.A.	10
154,853		Gazit Globe Ltd	1,981
27,708		Gazit, Inc	730
51,550	e	Gecina S.A.	5,670
2,056,338	b	General Growth Properties, Inc	31,832
6,200	*	General Shopping Brasil S.A.	49
86,908	e	Getty Realty Corp	2,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,927	e	Gladstone Commercial Corp	$771
393,359	e	Glimcher Realty Trust	3,304
762,000	*,e	Global Logistic Properties	1,283
434		Global One Real Estate Investment Corp	4,009
140,479	*	Globe Trade Centre S.A.	1,163
1,414,000		Glorious Property Holdings Ltd	486
34,280		Goldcrest Co Ltd	896
907,153	e	Goodman Property Trust	672
119,351	e	Government Properties Income Trust	3,197
1,141,472		GPT Group (ASE)	3,432
557,280		Grainger plc	918
582,399		Great Eagle Holdings Ltd	1,810
533,421	e	Great Portland Estates plc	3,001
947,500		Greentown China Holdings Ltd	1,048
2,505,134		Growthpoint Properties Ltd	6,971
6,456,400	*,e	Guangzhou Investment Co Ltd	1,728
1,698,736	e	Guangzhou R&F Properties Co Ltd	2,430
616,000		Guocoland Ltd	1,238
185,000		GZI Real Estate Investment Trust	103
18,000	*	H&R Real Estate Investment Trust	352
1,273,424		Hammerson plc	8,283
419,940		Hang Lung Group Ltd	2,761
1,555,860		Hang Lung Properties Ltd	7,276
182		Hankyu Reit, Inc	971
181,174	e	Hatteras Financial Corp	5,484
1,302,373	e	HCP, Inc	47,914
498,087		Health Care REIT, Inc	23,729
287,412	e	Healthcare Realty Trust, Inc	6,085
235,000		Heiwa Real Estate Co Ltd	741
124,877		Helical Bar plc	555
14,816		Heliopolis Housing	64
1,244,452	e	Henderson Land Development Co Ltd	8,485
581,926	e	Hersha Hospitality Trust	3,841
1,189,000		Highwealth Construction Corp	2,667
343,687	e	Highwoods Properties, Inc	10,946
1,665,600		HKR International Ltd	891
376,000	e	Ho Bee Investment Ltd	475
168,979	e	Home Properties, Inc	9,377
481,000	*	Hong Fok Corp Ltd	234
290,000	e	Hongkong Land Holdings Ltd	2,094
695,745		Hopewell Holdings	2,184
1,034,000	e	Hopson Development Holdings Ltd	1,112
497,259	e	Hospitality Properties Trust	11,457
3,395,803		Host Marriott Corp	60,683
187,972	*	Housing Development & Infrastruture Ltd	820
79,087	*	Howard Hughes Corp	4,304
439,087	e	HRPT Properties Trust	11,201
34,000		Huaku Development Co Ltd	103
23,000		Huang Hsiang Construction Co	77
44,900		Hudson Pacific Properties	676
176,765		Hufvudstaden AB (Series A)	2,064
83,200	e	Hulic Co Ltd	687

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,000		Hung Ching Development Co	$16
45,000		Hung Poo Real Estate Development Corp	67
62,000		Hung Sheng Construction Co Ltd	43
11,888		Hyprop Investments Ltd	103
559,100		Hysan Development Co Ltd	2,633
60,323		ICADE	6,155
443,200		IGB Corp BHD	299
7,200		Iguatemi Empresa de Shopping Centers S.A.	180
51,100		Iida Home Max	554
104,200		IJM Land BHD	97
180,316		Immobiliare Grande Distribuzione	351
795,962	*,e	IMMOFINANZ Immobilien Anlagen AG.	3,392
645,672	*	Indiabulls Real Estate Ltd	2,011
239		Industrial & Infrastructure Fund Investment Corp	1,158
4,066,919		ING Industrial Fund	2,184
4,341,072		ING Office Fund	2,464
435,983		Inland Real Estate Corp	3,837
1,845		Intershop Holdings	599
9,356		Intervest Offices	294
172,447	e	Invesco Mortgage Capital, Inc	3,766
412,284	e	Investors Real Estate Trust	3,698
45,010		Is Gayrimenkul Yatirim Ortakligi AS	51
417,148	*,e	iStar Financial, Inc	3,262
113,371	*,e	IVG Immobilien AG.	978
85,506	*	IVR Prime Urban Developers Ltd	143
358		Japan Excellent, Inc	2,372
272	e	Japan Logistics Fund Inc	2,566
3,253	e	Japan Prime Realty Investment Corp	10,017
708		Japan Real Estate Investment Corp	7,342
1,383	*	Japan Rental Housing Investments, Inc	611
2,325	*	Japan Retail Fund Investment Corp	4,459
22,373	*	Jerusalem Economy Ltd	262
26,700		JHSF Participacoes S.A.	56
71,600		Jiangsu Future Land Co Ltd	48
1,293	e	Joint Reit Investment Corp	5,908
279,141	e	Jones Lang LaSalle, Inc	23,426
1,644,019	e	K Wah International Holdings Ltd	615
45,000		KEE TAI Properties Co Ltd	38
1,180	*	Kenedix Realty Investment Corp	5,545
38,404	*	Kenedix, Inc	11,693
91,078	*	Kennedy-Wilson Holdings, Inc	910
825,603	e	Keppel Land Ltd	3,088
980,114		Kerry Properties Ltd	5,107
58,900		Killam Properties, Inc	619
264,379	e	Kilroy Realty Corp	9,642
1,867,599	e	Kimco Realty Corp	33,691
36,000		Kindom Construction Co	41
33,000		King’s Town Construction Co Ltd	39
240,637	e	Kite Realty Group Trust	1,302
1,009,141	e	Kiwi Income Property Trust	786
5,298,578		KLCC Property Holdings BHD	5,757
76,161		Klepierre	2,747

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

330,732		Klovern AB	$1,672
23,673	*	Korea Real Estate Investment Trust Co	16
3,125,130		Kowloon Development Co Ltd	3,719
488,000	e	K-REIT Asia	536
59,700		KrisAssets Holdings BHD	65
21,400		Kumpulan Perangsang Selangor BHD	9
205,554		Kungsleden AB	1,880
27,000	*	Kuoyang Construction Co Ltd	23
2,554,500	e	KWG Property Holding Ltd	1,946
90,888,000		Lai Fung Holdings Ltd	3,800
7,827,000	*	Lai Sun Development	307
357,400		Land and Houses PCL	76
759,337		Land Securities Group plc	7,979
386,994	e	LaSalle Hotel Properties	10,217
3,097		Leasinvest Real Estate SCA	262
430,360		Lend Lease Corp Ltd	3,799
336,011	e	Leopalace21 Corp	650
602,912	e	Lexington Corporate Properties Trust	4,793
464,932		Liberty International plc	3,027
236,869	e	Liberty Property Trust	7,561
6,144,868		Link Real Estate Investment Trust	19,092
1,095,000		Lippo-Mapletree Indonesia Retail Trust	452
220,000		Liu Chong Hing Investment	280
1,979,500	e	Longfor Properties Co Ltd	2,756
44,400		LPN Development PCL	13
5,300		LPS Brasil Consultoria de Imoveis S.A.	125
164,386		LTC Properties, Inc	4,616
597,627	e	Macerich Co	28,310
289,661	e	Mack-Cali Realty Corp	9,576
481,547	e	Macquarie CountryWide Trust	1,448
4,780,261	e	Macquarie Goodman Group	3,178
438,992		Macquarie Leisure Trust Group	456
2,017,000	e	Macquarie MEAG Prime REIT	982
849,383		Macquarie Office Trust	2,476
298,785	*	Maguire Properties, Inc	822
107,100		Mah Sing Group BHD	64
35,779	*,e,m	Mapeley Ltd	112
3,576,603		Mapletree Logistics Trust	2,689
496,401	e	Medical Properties Trust, Inc	5,376
1,948	*	Medinet Nasr Housing	11
4,200,000	f	Megaworld Corp (purchased 08/03/06, cost $204)	238
34,401		Melisron Ltd	967
38,192		Mercialys S.A	1,434
263,009	*	Metric Property Investments plc	441
1,298,024	e	MFA Mortgage Investments, Inc	10,592
228	e	MID Reit, Inc	680
199,648	e	Mid-America Apartment Communities, Inc	12,676
2,190,929		Midland Holdings Ltd	1,798
171,565	*	Minerva plc	212
360,000		Mingfa Group	115
224,000	*	Minmetals Land Ltd	46
3,604,577		Mirvac Group	4,516

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

302,247		Mission West Properties, Inc	$2,022
1,717,253		Mitsubishi Estate Co Ltd	31,853
1,624,048		Mitsui Fudosan Co Ltd	32,385
6,630		Mobimo Holding AG.	1,416
126,954	e	Monmouth Real Estate Investment Corp (Class A)	1,079
38,521		Morguard Real Estate Investment Trust	570
649	e	Mori Hills REIT Investment Corp	2,510
417		Mori Trust Sogo Reit, Inc	4,083
84,696		Multiplan Empreendimentos Imobiliarios S.A.	1,883
106,075	e	National Health Investors, Inc	4,775
398,248		National Retail Properties, Inc	10,554
850,243	e	Nationwide Health Properties, Inc	30,932
138,000	*	Neo-China Land Group Holdings Ltd	52
4,856,666		New World China Land Ltd	1,824
18,629,132	e	New World Development Ltd	34,991
237,417	*,e	Newcastle Investment Corp	1,591
50,764	e	Nieuwe Steen Investments NV	1,016
182		Nippon Accommodations Fund, Inc	1,408
387	e	Nippon Building Fund, Inc	3,971
48,098	*	Nitsba Holdings 1995 Ltd	526
78,527		Nomura Real Estate Holdings, Inc	1,430
397		Nomura Real Estate Office Fund, Inc	2,865
204		Nomura Real Estate Residential Fund, Inc	1,188
16,369		Northern Property Real Estate Investment Trust	476
318,189	e	NorthStar Realty Finance Corp	1,511
632,248	*	Norwegian Property ASA	1,121
186,335		NRDC Acquisition Corp	1,847
4,748		NTT Urban Development Corp	4,678
436,262	e	Omega Healthcare Investors, Inc	9,790
72,054		One Liberty Properties, Inc	1,203
9,225		Orbit Corp Ltd	17
500	*,e	Orix JREIT, Inc	3,252
1,228,000		Pacific Century Premium Developments Ltd	226
81,386		Pangbourne Properties Ltd	241
564,000		Parkway Life Real Estate Investment Trust	725
147,193	e	Parkway Properties, Inc	2,579
76,456		Parque Arauco S.A	186
50,516	*	Parsvnath Developers Ltd	66
105,087	*,e	Patrizia Immobilien AG.	539
165,206	e	Pebblebrook Hotel Trust	3,357
228,919		Peet Ltd	468
326,347	e	Pennsylvania Real Estate Investment Trust	4,742
79,774	e	Pennymac Mortgage Investment Trust	1,448
400,000		Phoenix Mills Ltd	1,993
100,484	e	Piedmont Office Realty Trust, Inc	2,024
1,701,992	*,e	Pirelli & C Real Estate S.p.A.	1,014
472,285	e	Plum Creek Timber Co, Inc	17,687
3,034,000	e	Poly Hong Kong Investment Ltd	2,967
229,763	e	Post Properties, Inc	8,340
174,427	e	Potlatch Corp	5,678
260,000		Powerlong Real Estate Holdings Ltd	85
332	e	Premier Investment Co	1,677

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

474,899	*	Prestige Estates Projects Ltd	$1,827
319,600		Preuksa Real Estate PCL (Foreign)	196
50,116		Primaris Retail Real Estate Investment Trust	985
270,900		Primary Health Properties plc	1,415
112,000		Prince Housing & Development Corp	94
1,398,183		Prologis	20,190
1,679		Property & Building Corp	159
2,813,000		Prosperity REIT	637
108,166		PS Business Parks, Inc	6,027
56,640		PSP Swiss Property AG.	4,543
701,000		PT Alam Sutera Realty Tbk	23
4,859,000		PT Bakrieland Development Tbk	85
1,514,500		PT Bumi Serpong Damai	151
2,195,500	*	PT Ciputra Development Tbk	85
438,000		PT Ciputra Property Tbk	21
710,500	*	PT Intiland Development Tbk	34
4,894,813		PT Lippo Karawaci Tbk	369
2,191,000	*	PT Sentul City Tbk	27
978,000		PT Summarecon Agung Tbk	118
668,706	e	Public Storage, Inc	67,820
848,628	f	Puravankara Projects Ltd (purchased 01/21/08, cost $4,674)	2,109
221,600		Quality House PCL	15
758,306	*	Quintain Estates & Development plc	497
50,000		Radium Life Tech Co Ltd	75
387,527	*,e	RAIT Investment Trust	849
258,933		Ramco-Gershenson Properties	3,224
793,548		Raven Russia Ltd	773
705,706	e	Rayonier, Inc	37,064
235,853	e	Realty Income Corp	8,066
4,689,044		Redefine Income Fund Ltd	5,687
333,557		Redwood Trust, Inc	4,980
38,805,000	e	Regal Real Estate Investment Trust	11,133
222,168	e	Regency Centers Corp	9,384
12,690,500	e	Renhe Commercial Holdings Co Ltd	2,220
34,719		Resilient Property Income Fund Ltd	171
163,283	e	Resource Capital Corp	1,205
213,691		RioCan Real Estate Investment Trust	4,728
581,000		Robinsons Land Corp	216
591,000		Ruentex Development Co Ltd	1,040
192,427		S.A. Corporate Real Estate Fund	93
97,393	e	Sabra Healthcare REIT, Inc	1,792
38,790		Sankei Building Co Ltd	232
74,900		Sansiri PCL	14
41,947	e	Saul Centers, Inc	1,986
410,330		Savills plc	2,471
310,000		SC Global Developments Ltd	401
2,550,764		Segro plc	11,390
671,599	e	Senior Housing Properties Trust	14,735
470,725		Shaftesbury plc	3,288
312,000		Shanghai Forte Land Co	100
67,400		Shanghai Jinqiao Export Processing Zone Development Co Ltd	56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

		Shanghai Lujiazui Finance & Trade Zone Development
1,369,800		Co Ltd	$2,192
15,488,000	e	Shanghai Real Estate Ltd	1,554
650,000		Shanghai Zendai Property Ltd	24
646,000	e	Shenzhen Investment Ltd	225
4,100	*	Shenzhen Special Economic Zone Real Estate & Properties Group Co Ltd	2
3,530,500	e	Shimao Property Holdings Ltd	5,332
53,000	*	Shining Building Business Co Ltd	77
42,200		Shoei Co Ltd	385
9,900,749	e	Shui On Land Ltd	4,764
252,000		Silver Grant International	86
1,694,075	e	Simon Property Group, Inc	168,544
289,000		Singapore Land Ltd	1,671
1,752,854		Sino Land Co	3,279
400,000	*	Sinolink Worldwide Holdings Ltd	58
14,113,500	e	Sino-Ocean Land Holdings Ltd	9,242
124,465	*	Sinpas Gayrimenkul Yatirim Ortakligi AS	168
42,000		Sinyi Realty Co	93
2,972	*	Six of October Development & Investment	55
460,798	e	SL Green Realty Corp	31,108
5,992,852		SM Prime Holdings	1,557
144,285		Sobha Developers Ltd	1,049
6,768		Societe de la Tour Eiffel	524
16,183		Societe Immobiliere de Location pour l’Industrie et le Commerce	2,004
3,476,000	e	Soho China Ltd	2,585
325,706	*	Songbird Estates plc	717
116,830	e	Sovran Self Storage, Inc	4,301
853,750		SP Setia BHD	1,647
67,678	*,e	Sparkassen Immobilien AG.	478
2,706,929		SPG Land Holdings Ltd	1,323
307,387	e	Sponda Oyj	1,594
211,726		ST Modwen Properties plc	545
194,603	*,e	St. Joe Co	4,252
452,104		Starwood Property Trust, Inc	9,711
2,558,358	e	Stockland Trust Group	9,420
838,188	*	Strategic Hotels & Resorts, Inc	4,434
25,900	e	Sumitomo Real Estate Sales Co Ltd	1,340
454,203		Sumitomo Realty & Development Co Ltd	10,847
82,977	e	Sun Communities, Inc	2,764
1,198,462		Sun Hung Kai Properties Ltd	19,905
190,727	*	Sunland Group Ltd	146
2,152,000		Sunlight Real Estate Investment Trust	662
37,400		Sunrise BHD	38
524,312	*,e	Sunstone Hotel Investors, Inc	5,416
2,945,000		Suntec Real Estate Investment Trust	3,442
5,819		Sunteck Realty Ltd	71
46,500		Sunway City BHD	66
260,500		Sunway Real Estate Investment	87
66,500		Supalai PCL	23
2,186,398		Swire Pacific Ltd (Class A)	35,948

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,166		Swiss Prime Site AG.	$5,607
17,349		Sycom Property Fund	55
94,300		TA Global BHD	13
42,725	*	TAG Tegernsee Immobilien und Beteiligungs AG.	363
1,447,000		TAI Cheung Holdings	1,102
36,000	*	Taiwan Land Development Corp	20
1,321,594	*	Talaat Moustafa Group	1,965
742,000	*	Tanayong PCL	20
249,587	e	Tanger Factory Outlet Centers, Inc	12,776
272,872	e	Taubman Centers, Inc	13,775
203,907		Technopolis plc	1,112
57,308	*	Tejon Ranch Co	1,579
60,851	*,e	Terreno Realty Corp	1,091
895,334	*,e	Thomas Properties Group, Inc	3,778
284	*,b	Thornburg Mortgage, Inc	0	^
79,500		Ticon Industrial Connection PCL	36
53,341	*	TK Development	229
106,800	e	TOC Co Ltd	458
28,400	e	Toho Real Estate Co Ltd	207
1,516,250	e	Tokyo Tatemono Co Ltd	7,022
1,519,400		Tokyu Land Corp	7,635
41,400	e	Tokyu Livable, Inc	496
335		Tokyu REIT, Inc	2,418
118,000		Tomson Group Ltd	51
825		Top REIT Inc	5,548
1,150		Tosei Corp	538
107,064		Two Harbors Investment Corp	1,048
392,005	e	UDR, Inc	9,220
42,329		UMH Properties, Inc	432
87,343		Unibail	17,274
221,851	*	Unite Group plc	671
8,906,701	*	Unitech Corporate Parks plc	4,270
1,855,352		Unitech Ltd	2,751
706,000	*	United Energy Group Ltd	141
1,040,197		United Overseas Land Ltd	3,850
5,776	e	United Urban Investment Corp	7,385
46,875	e	Universal Health Realty Income Trust	1,712
94,175	e	Urstadt Biddle Properties, Inc (Class A)	1,832
545,008	e	U-Store-It Trust	5,194
24,524		Vastned Offices/Industrial	411
25,284		Vastned Retail NV	1,756
886,440		Ventas, Inc	46,520
597,000		Vista Land & Lifescapes, Inc	43
687,427		Vornado Realty Trust	57,283
22,930		Vukile Property Fund Ltd	51
42,692		Wallenstam Byggnads AB (B Shares)	1,124
111,944	e	Walter Investment Management Corp	2,008
13,675		Warehouses De Pauw SCA	670
267,771	e	Washington Real Estate Investment Trust	8,298
244,711	e	Weingarten Realty Investors	5,814
5,431		Wereldhave Belgium NV	497
33,712		Wereldhave NV	3,291

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,547,717		Westfield Group	$73,956
10,168,779	*	WESTFIELD RETAIL TRUST	26,730
1,724,839	e	Weyerhaeuser Co	32,651
1,896,234		Wharf Holdings Ltd	14,589
2,015,724		Wheelock & Co Ltd	8,156
414,000	e	Wheelock Properties S Ltd	629
91,327		Wihlborgs Fastigheter AB	2,648
902,267	e	Wing Tai Holdings Ltd	1,188
92,645	e	Winthrop Realty Trust	1,185
1,864,374		Workspace Group plc	683
965,000	e	Yanlord Land Group Ltd	1,263
1,438,732		YNH Property BHD	793
105,200	*	YTL Land & Development BHD	48
155,000		Yuzhou Properties Co	48
3,826,800		Zhong An Real Estate Ltd	931
134,000	*	Zhuguang Holdings Group Co Ltd	35
56,590	*	Zueblin Immobilien Holding AG.	225

		TOTAL REAL ESTATE	2,924,104

RETAILING - 3.2%
141,515	*,e	1-800-FLOWERS.COM, Inc (Class A)	381
186,346	*,e	99 Cents Only Stores	2,970
7,015	e	ABC-Mart, Inc	251
317,189	e	Abercrombie & Fitch Co (Class A)	18,280
567,323	e	Advance Auto Parts, Inc	37,528
191,637	*,e	Aeropostale, Inc	4,722
22,000	e	Alpen Co Ltd	392
1,567,760	*	Amazon.com, Inc	282,196
2,486,451	e	American Eagle Outfitters, Inc	36,377
39,376	*,e	America’s Car-Mart, Inc	1,066
18,517		Amsterdam Commodities NV	274
1,404,590	*,e	AnnTaylor Stores Corp	38,472
47,000	e	AOKI Holdings, Inc	852
96,000		Aoyama Trading Co Ltd	1,733
85,284		ARB Corp Ltd	641
47,000		Arc Land Sakamoto Co Ltd	576
17,200		Asahi Co Ltd	233
123,284	*,e	Asbury Automotive Group, Inc	2,278
26,400		ASKUL Corp	550
387,610	*,e	ASOS plc	9,621
125,840	*	Audiovox Corp (Class A)	1,086
32,000		Aurora Corp	60
59,370		Autobacs Seven Co Ltd	2,333
172,439		Automotive Holdings Group	432
207,518	*,e	Autonation, Inc	5,852
238,921	*	Autozone, Inc	65,127
60,217		B2W Companhia Global Do Varejo	1,143
176,665	e	Barnes & Noble, Inc	2,500
50,661	e	BasicNet S.p.A	188
259,501		Bebe Stores, Inc	1,547
1,067,320	*	Bed Bath & Beyond, Inc	52,459
6,755,400		Belle International Holdings Ltd	11,420

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,100		Belluna Co Ltd	$345
759,499		Best Buy Co, Inc	26,043
66,000	e	Best Denki Co Ltd	215
37,044		Beter BED Holding NV	1,052
710	e	BIC CAMERA, Inc	294
144,112	e	Big 5 Sporting Goods Corp	2,201
550,478	*	Big Lots, Inc	16,768
93,088		Bilia AB (A Shares)	1,792
55,964	*,e	Blue Nile, Inc	3,193
13,100	*,e	Body Central Corp	187
2,244,000		Bonjour Holdings Ltd	433
37,228	*,e	Bon-Ton Stores, Inc/the	471
24,267	e	Books-A-Million, Inc	141
192,960	*,e	Borders Group, Inc	174
4,465	*	Boyner Buyuk Magazacilik	12
247,525	e	Brown Shoe Co, Inc	3,448
116,793	e	Buckle, Inc	4,411
71,350	*,e	Build-A-Bear Workshop, Inc	545
46,241	*	Byggmax Group AB	397
201,867	*,e	Cabela’s, Inc	4,391
122,086		Canadian Tire Corp Ltd	8,373
17,935	*	Canon Marketing Japan, Inc	255
456,631	*	Carmax, Inc	14,557
51,298	e	Carpetright plc	639
631		Cashbuild Ltd	9
209,197	*	Casual Male Retail Group, Inc	992
169,248		Cato Corp (Class A)	4,639
4,877	*	CDON Group AB	23
50,701		CFAO S.A.	2,207
11,570		Charles Voegele Holding AG.	665
526,184	*,e	Charming Shoppes, Inc	1,868
1,549,876		Chico’s FAS, Inc	18,645
144,990	*,e	Children’s Place Retail Stores, Inc	7,197
530,000	*	China Seven Star Shopping Ltd	9
33,400	e	Chiyoda Co Ltd	443
375,000		Chow Sang Sang Holding	917
159,877	e	Christopher & Banks Corp	983
62,040	*	Citi Trends, Inc	1,523
1,552	*	CJ O Shopping Co Ltd	316
49,700	e	Clas Ohlson AB (B Shares)	813
80,721	*	Clicks Group Ltd	531
241,105	*	Coldwater Creek, Inc	764
309,475	*	Collective Brands, Inc	6,530
74,739	*,e	Conn’s, Inc	350
58,639	*,e	Core-Mark Holding Co, Inc	2,087
161,000	e	Culture Convenience Club Co Ltd	948
1,090		Daegu Department Store	13
250	*	Daesung Industrial Co Ltd	11
8,270	*	Daewoo Motor Sales	16
1,930,000		Dah Chong Hong Holdings Ltd	2,048
149,450	*,e	Daiei, Inc	591
881,474	e	David Jones Ltd	4,021

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

110,400	e	DCM Japan Holdings Co Ltd	$696
2,288,666	*,e	Debenhams plc	2,526
37,103		Delek Automotive Systems Ltd	542
4,018		Delek Israeli Fuel Corp Ltd	153
9,513		Delticom AG.	845
214,750		Dena Co Ltd	7,702
23,541	*	Destination Maternity Corp	893
832,610	*,e	Dick’s Sporting Goods, Inc	31,223
7,500,500		Dickson Concepts International Ltd	6,070
30,350		D’ieteren S.A.	1,914
214,411	e	Dillard’s, Inc (Class A)	8,135
16,515	*	Dogus Otomotiv Servis ve Ticaret AS	71
1,205,608	*,e	Dollar General Corp	36,976
778,191	*,e	Dollar Tree, Inc	43,641
75,604	*	Dollarama, Inc	2,189
69,300	e	Don Quijote Co Ltd	2,111
2,238		Dongsuh Co, Inc	75
14,100		Doshisha Co Ltd	329
59,055	e	Douglas Holding AG.	3,314
248,824	*,e	Dress Barn, Inc	6,574
420,340	*,e	Drugstore.Com	929
4,997,135	*,e	DSG International plc	1,786
61,704	*,e	DSW, Inc (Class A)	2,413
24,760	*	Dufry Group	3,331
180,576	e	Dunelm Group plc	1,437
115,783	e	EDION Corp	1,040
9,000		E-LIFE MALL Corp	15
2,960,000		Emperor Watch & Jewellery Ltd	427
17,621		Empresas Hites S.A.	26
52,596		Empresas La Polar S.A.	381
823,985	e	Esprit Holdings Ltd	3,922
8,859	*	Etam Developpement S.A.	432
795,934	e	Expedia, Inc	19,970
68,169	e	Express Parent LLC	1,282
489,293	e	Family Dollar Stores, Inc	24,323
1,205,687		Far Eastern Department Stores Co Ltd	2,016
316,076		Fast Retailing Co Ltd	50,337
17,441	e	Fielmann AG.	1,658
677,786	*,e	Findel plc	153
352,294	e	Finish Line, Inc (Class A)	6,056
990,106	e	Foot Locker, Inc	19,426
45,509		Forzani Group Ltd/The	835
294,212		Foschini Ltd	4,020
54,239		Fourlis Holdings S.A.	407
186,498	e	Fred’s, Inc (Class A)	2,566
24,400	e	Fuji Co Ltd	512
80,425	e	Gaiam, Inc (Class A)	619
10,455,275		Game Group plc	11,411
948,105	*,e	GameStop Corp (Class A)	21,693
1,440,351	e	Gap, Inc	31,889
133,050	*,e	Genesco, Inc	4,988
555,621	e	Genuine Parts Co	28,526

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

781	e	Geo Corp	$890
3,322,000		Giordano International Ltd	1,936
1,077,000		Golden Eagle Retail Group Ltd	2,655
61,000		Goldlion Holdings Ltd	27
18,850,808	*,e	GOME Electrical Appliances Holdings Ltd	6,791
12,000	*,e	Gordmans Stores, Inc	201
110,505	e	Group 1 Automotive, Inc	4,615
97,460	e	Grupo Elektra S.A. de C.V.	4,126
39,000	*	Grupo Famsa SAB de C.V.	72
48,154	*	Gruppo Coin S.p.A.	502
612		GS Home Shopping, Inc	59
313,041		Guess ?, Inc	14,813
5,870	e	Gulliver International Co Ltd	278
66		GwangjuShinsegae Co Ltd	10
25,100		Hai-O Enterprise BHD	22
472,733		Halfords Group plc	3,368
146,716		Hankyu Department Stores, Inc	1,070
505,114	e	Harvey Norman Holdings Ltd	1,519
71,706	e	Haverty Furniture Cos, Inc	931
38,588		Hellenic Duty Free Shops S.A.	609
7,920,000	e	Hengdeli Holdings Ltd	4,718
664,637		Hennes & Mauritz AB (B Shares)	22,136
58,893	*,e	hhgregg, Inc	1,234
124,852	*,e	Hibbett Sports, Inc	4,607
31,894	e	Hikari Tsushin, Inc	697
586,587	e	HMV Group plc	293
4,968,648		Home Depot, Inc	174,200
266,300		Home Product Center PCL	78
678,142		Home Retail Group	1,993
20,620	e	Honeys Co Ltd	243
154,276	e	Hot Topic, Inc	967
171,362	*,e	HSN, Inc	5,251
100,000	*	HUIYIN HOUSEHOLD APPLIANCES	28
25,922		Hyundai Department Store Co Ltd	3,186
7,590		Hyundai H&S Co Ltd	75
444,654		Imperial Holdings Ltd	8,605
625,314	*	Inchcape plc	3,477
594,492	e	Inditex S.A.	44,511
2,861	*	Interpark Corp	12
198,000		Intime Department Store Group Co Ltd	289
436,904	e	Isetan Mitsukoshi Holdings Ltd	5,080
1,078,000		IT Ltd	817
82,100	e	Izumi Co Ltd	1,209
112,181	*,e	J Crew Group, Inc	4,839
400,050		J Front Retailing Co Ltd	2,188
320,686		Jardine Cycle & Carriage Ltd	9,146
156,269	e	JB Hi-Fi Ltd	2,861
471,596	e	JC Penney Co, Inc	15,237
29,513		JD Group Ltd	260
120,466	*,e	Jo-Ann Stores, Inc	7,254
104,642		John Menzies plc	771
121,135	*,e	JOS A Bank Clothiers, Inc	4,884

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

90,000	e	Joshin Denki Co Ltd	$877
156,928		JUMBO S.A.	1,036
1,080,000	*	Kai Yuan Holdings Ltd	37
89,867	e	KappAhl Holding AB	608
73,187	e	Keiyo Co Ltd	375
928,415		Kesa Electricals plc	2,306
3,176,467		Kingfisher plc	13,045
145,749	*	Kirkland’s, Inc	2,045
2,345,942	*	Kohl’s Corp	127,478
32,000	e	Kohnan Shoji Co Ltd	404
40,200	e	Kojima Co Ltd	235
47,900		Komeri Co Ltd	1,100
89,503		K’s Holdings Corp	2,435
1,300,250	*	L’ Occitane International S.A.	3,597
12,000		LES Enphants Co Ltd	20
19,072	*	Lewis Group Ltd	235
9,451,081		Li & Fung Ltd	54,838
1,928,780	*,e	Liberty Media Holding Corp (Interactive A)	30,417
564,176		Lifestyle International Holdings Ltd	1,389
2,187,017	e	Limited Brands, Inc	67,207
80,230		Lithia Motors, Inc (Class A)	1,146
457,259	*	LKQ Corp	10,389
402,687		Lojas Americanas S.A.	3,714
206,649		Lojas Renner S.A.	7,021
307,491		Lookers plc	297
3,090		Lotte Midopa Co Ltd	40
14,442		Lotte Shopping Co Ltd	6,019
9,810,971		Lowe’s Cos, Inc	246,058
340,000		Luk Fook Holdings International Ltd	1,188
98,641	*,e	Lumber Liquidators, Inc	2,457
5,150,265		Macy’s, Inc	130,302
130,050	*,e	MarineMax, Inc	1,216
3,494,264		Marks & Spencer Group plc	20,103
544,419		Marui Co Ltd	4,439
37,800	*	Matsuya Co Ltd	269
27,490		Medion AG.	496
43,000	e	Megane TOP Co Ltd	446
39,328		Mekonomen AB	1,304
255,066	e	Men’s Wearhouse, Inc	6,372
50,000		Mercuries & Associates Ltd	42
506,000		Metro Holdings Ltd	341
1,914,314	*	MFI Furniture plc	3,050
68,925	*,e	Midas, Inc	559
44,325	e	Mobilezone Holding AG.	498
128,964	e	Monro Muffler, Inc	4,461
104,217	e	Mothercare plc	996
57,283		Mr Price Group Ltd	578
1,018,053		Myer Holdings Ltd	3,696
325,106		N Brown Group plc	1,511
14,200		Nafco Co Ltd	243
10,000		National Petroleum Co Ltd	13
11,310	*	NET Holding AS.	10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

112,123	*,e	NetFlix, Inc	$19,700
6,275,744	*	New Carphone Warehouse plc	38,673
114,000		New World Department Store China Ltd	94
79,877	*,e	New York & Co, Inc	353
366,364		Next plc	11,281
94,000		Nice Holdings, Inc	207
103,400		Nishimatsuya Chain Co Ltd	1,005
59,000		Nissen Holdings Co Ltd	302
19,143		Nitori Co Ltd	1,674
2,673,208	e	Nordstrom, Inc	113,291
121,389	e	Nutri/System, Inc	2,553
268,015	*,e	Ocado Ltd	745
1,534,000	*	Oceanus Group Ltd	365
544,568	*,e	Office Depot, Inc	2,941
480,720	*,e	OfficeMax, Inc	8,509
62,972	*,e	Orbitz Worldwide, Inc	352
281,017	*	O’Reilly Automotive, Inc	16,979
1,280,000	e	OSIM International Ltd	1,636
12,100		Otsuka Kagu Ltd	135
67,694	*,e	Overstock.com, Inc	1,116
1,289,280	*,e	Pacific Brands Ltd	1,292
314,445	*	Pacific Sunwear Of California, Inc	1,704
9,300	*	Pal Co Ltd	337
43,100	*	Paltac Corp	769
893,653		Pantaloon Retail India Ltd	7,334
61,782		Parco Co Ltd	561
36,800		Paris Miki, Inc	366
600,201		Parkson Holdings BHD	1,049
1,908,000	e	Parkson Retail Group Ltd	2,941
29,658,000	e	PCD Stores Ltd	8,890
860,666	*,e	Pendragon plc	275
199,526	*,e	Penske Auto Group, Inc	3,476
272,196		PEP Boys - Manny Moe & Jack	3,656
99,471	e	PetMed Express, Inc	1,772
410,371	e	Petsmart, Inc	16,341
508,126	*,e	Pier 1 Imports, Inc	5,335
20,270	e	Point, Inc	890
309,000	*,e	Pou Sheng International Holdings Ltd	54
55,061		PPR	8,756
80,287	e	Praktiker Bau- und Heimwerkermaerkte AG.	854
109,213		Premier Investments Ltd	693
248,256	*,e	Priceline.com, Inc	99,190
27,461		Prraneta Industries Ltd	43
496,206	e	RadioShack Corp	9,175
59,016	*,e	Rakuten, Inc	49,428
99,637		Reitmans Canada Ltd	1,870
32,182	e	Reject Shop Ltd	455
331,305	e	Rent-A-Center, Inc	10,695
196,199	*	Retail Ventures, Inc	3,198
156,745	*,e	rnb Retail and Brands AB	170
107,000		Robinson Department Store PCL	88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,722	*	RONA, Inc	$2,439
797,150	e	Ross Stores, Inc	50,420
64,873	*,e	Rue21, Inc	1,901
30,800	e	Ryohin Keikaku Co Ltd	1,277
1,704,000		SA SA International Holdings Ltd	1,063
644,451		SACI Falabella	7,216
641,317	*,e	Saks, Inc	6,862
406,751	*,e	Sally Beauty Holdings, Inc	5,910
802,670	e	Sanrio Co Ltd	18,814
9,647		Scailex Corp Ltd	213
90,555	*,e	Sears Holdings Corp	6,678
395,968	*,e	Select Comfort Corp	3,615
48,600	e	Senshukai Co Ltd	298
932	*	Seobu Truck Terminal Co Ltd	15
75,300		Shimachu Co Ltd	1,763
7,426		Shimamura Co Ltd	689
17,700	e	Shimojima Co Ltd	246
45,178	*,e	Shoe Carnival, Inc	1,220
39,016		Shopper’s Stop Ltd	651
106,230	*,e	Shutterfly, Inc	3,721
81,000		Sichuan Xinhua Winshare Chainstore Co Ltd	47
436,291	*,e	Signet Jewelers Ltd	18,935
213,971	e	Sonic Automotive, Inc (Class A)	2,833
160,000		Sparkle Roll Group Ltd	30
252,082	*	Sports Direct International plc	630
208,456	e	Stage Stores, Inc	3,615
4,674,698	e	Staples, Inc	106,442
200		Start Today Co Ltd	799
200,570	e	Stein Mart, Inc	1,855
41,674	e	Stockmann Oyj Abp (B Share)	1,576
11,385	*	Suny Electronic, Inc Ltd	139
108,508		Super Cheap Auto Group Ltd	676
484,705	*	Super Group Ltd	61
38,311	*,e	SuperGroup plc	775
39,342	e	Systemax, Inc	555
665,973	e	Takashimaya Co Ltd	5,709
36,569		Takihyo Co Ltd	183
28,691		Takkt AG.	414
609,644	*,e	Talbots, Inc	5,194
5,428,993	e	Target Corp	326,446
248	e	Telepark Corp	442
7,964,605		Test-Rite International Co	6,283
463,788		Tiffany & Co	28,880
1,708,184	e	TJX Companies, Inc	75,825
219,475		Topps Tiles plc	283
140,018	e	Tractor Supply Co	6,789
740	*	TravelCenters of America LLC	3
748		Trent Ltd	16
624,492		Truworths International Ltd	6,792
186,603		Tsutsumi Jewelry Co Ltd	4,978
148,405	*,e	Tuesday Morning Corp	784
160,823	*,e	Ulta Salon Cosmetics & Fragrance, Inc	5,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

900,299	e	United Arrows Ltd	$13,639
381,321	*	Urban Outfitters, Inc	13,655
54,490	*,e	US Auto Parts Network, Inc	458
17,136		USS Co Ltd	1,401
7,240		Valora Holding AG.	2,526
60,106	*,e	Vitacost.com, Inc	343
70,147	*,e	Vitamin Shoppe, Inc	2,360
158,765		Warehouse Group Ltd	433
90,251	*,e	West Marine, Inc	955
620,468	*,e	Wet Seal, Inc (Class A)	2,296
342,363		WH Smith plc	2,599
811,623	e	Williams-Sonoma, Inc	28,967
7,908	e	Winmark Corp	266
1,489,043		Woolworths Holdings Ltd	6,090
137,041		Wotif.com Holdings Ltd	698
41,500		Xebio Co Ltd	898
113,549		Yamada Denki Co Ltd	7,748
135,000		Yokohama Reito Co Ltd	924
50,638	*	Yoox S.p.A	651
1,746	*,e	Zale Corp	7
89,402	*,e	Zumiez, Inc	2,402

		TOTAL RETAILING	3,563,791

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
203,946	*	Advanced Analogic Technologies, Inc	818
161,547	*,e	Advanced Energy Industries, Inc	2,204
4,298,713	*,e	Advanced Micro Devices, Inc	35,163
7,565,297		Advanced Semiconductor Engineering, Inc	8,757
9,000		Advanced Wireless Semiconductor Co	14
142,445	e	Advantest Corp	3,223
636,039	e	Aixtron AG.	23,463
12,000		Alcor Micro Corp	24
38,000		ALI Corp	58
47,132	*,e	Alpha & Omega Semiconductor Lt	605
1,441,174	e	Altera Corp	51,277
463,762	*,e	Amkor Technology, Inc	3,427
457,128	*,e	Anadigics, Inc	3,168
1,081,960		Analog Devices, Inc	40,757
19,000		Anpec Electronics Corp	21
5,261,219	e	Applied Materials, Inc	73,920
278,538	*	Applied Micro Circuits Corp	2,975
56,000		Ardentec Corp	58
2,263,000	e	ARM Holdings plc	14,935
140,529	*,e	ASM International NV	4,975
840,031	e	ASM Pacific Technology	10,618
781,177		ASML Holding NV	30,168
218,879	*,e	Atheros Communications, Inc	7,862
1,781,151	*	Atmel Corp	21,944
200,987	*	ATMI, Inc	4,008
4,293	*	Atto Co Ltd	33
8,400		AUK Corp	34
16,797	e	Austriamicrosystems AG.	804

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

611,658	e	Avago Technologies Ltd	$17,414
448,180	*	Axcelis Technologies, Inc	1,551
9,200	e	Axell Corp	251
130,387	*	AXT, Inc	1,361
39,000		Bright Led Electronics Corp	51
3,402,456		Broadcom Corp (Class A)	148,177
432,995	*	Brooks Automation, Inc	3,927
122,910	*,e	Cabot Microelectronics Corp	5,095
3,000		Capella Microsystems Taiwan, Inc	18
193,129	*,e	Cavium Networks, Inc	7,277
13,192	*	Centrotherm Photovoltaics AG.	475
95,246	*	Ceva, Inc	1,953
11,538	*,e,m	China Energy Savings Technology, Inc	1
520,000	*	China Resources Microelectronics Ltd	23
72,000	*	Chipbond Technology Corp	126
390,586	*,e	Cirrus Logic, Inc	6,242
7,000	*	C-Media Electronics, Inc	11
118,327	e	Cohu, Inc	1,962
92,000		Comtec Solar Systems Group Ltd	35
273,372	*,e	Conexant Systems, Inc	446
21,000	*	Contrel Technology Co Ltd	14
347,493	*,e	Cree, Inc	22,896
372,598	*	CSR plc	2,069
138,205	*,e	Cymer, Inc	6,229
664,345	*	Cypress Semiconductor Corp	12,344
409,000	*	Dainippon Screen Manufacturing Co Ltd	2,907
18,385	*	DelSolar Co Ltd	37
85,260	*	Dialog Semiconductor plc	1,940
143,933	*,e	Diodes, Inc	3,885
45,372	e	Disco Corp	2,755
1,367	*	DMS Co Ltd	13
168,328	*,e	DSP Group, Inc	1,370
112,904	*	Duksan Hi-Metal Co Ltd	2,020
21,000		Dynamic Electronics Co Ltd	14
10,143		Edison Opto Corp	61
62,000		Elan Microelectronics Corp	90
5,000		Elite Advanced Laser Corp	13
33,000		Elite Semiconductor Memory Technology, Inc	53
984	*	ELK Corp	13
516,335	*,e	Elpida Memory, Inc	6,010
9,571		eMemory Technology, Inc	33
14,000		ENE Technology, Inc	21
196,658	*,e	Energy Conversion Devices, Inc	905
654,018	*,e	Entegris, Inc	4,886
280,771	*,e	Entropic Communications, Inc	3,392
1,478		Eo Technics Co Ltd	41
59,000	*	Episil Technologies, Inc	45
849,578		Epistar Corp	3,103
22,000	*	E-Ton Solar Tech Co Ltd	36
60,000		Etron Technology, Inc	47
954		Eugene Technology Co Ltd	12
697,073	*	Evergreen Solar, Inc	406

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

180,376	*,e	Exar Corp	$1,259
1,058,708	*	Fairchild Semiconductor International, Inc	16,526
42,000		Faraday Technology Corp	82
261,123	*,e	FEI Co	6,896
49,300		Ferrotec	676
399,921	*,e	First Solar, Inc	52,046
65,000		Forhouse Corp	66
225,296	*,e	Formfactor, Inc	2,001
44,000		Formosa Advanced Technologies Co Ltd	57
49,000		Formosa Epitaxy, Inc	78
117,626	*,e	FSI International, Inc	520
5,000		Furuya Metal Co Ltd	288
1,368,000	*	GCL Poly Energy Holdings Ltd	503
3,334	*	GemVax & Kael Co Ltd	36
16,876	*	Genesis Photonics, Inc	30
2,116		Giga Solar Materials Corp	54
41,000		Gintech Energy Corp	117
12,000		Global Mixed Mode Technology, Inc	58
13,000		Global Unichip Corp	54
111,000		Greatek Electronics, Inc	116
11,000		Green Energy Technology, Inc	32
93,372	*,e	GSI Technology, Inc	756
270,425	*,e	GT Solar International, Inc	2,466
1,480		Hanmi Semiconductor Co Ltd	11
960,000		Hannstar Board International Holdings Ltd	148
1,035		Hansol LCD, Inc	56
12,000		Harvatek Corp	14
150,154	*,e	Hittite Microwave Corp	9,165
33,000		Holtek Semiconductor, Inc	51
10,075		Huga Optotech, Inc	10
875,120	*	Hynix Semiconductor, Inc	18,506
44,673	*,e	Ikanos Communications, Inc	60
1,490	*	Iljin Display Co Ltd	15
3,637,530	*	Infineon Technologies AG.	33,846
2,348,377	*	Inotera Memories, Inc	1,124
53,944	*,e	Inphi Corp	1,084
799,120	*	Integrated Device Technology, Inc	5,322
4,000	*	Integrated Memory Logic Ltd	14
121,611	*	Integrated Silicon Solution, Inc	977
28,682,158		Intel Corp	603,187
141,476	*	International Rectifier Corp	4,200
674,665	e	Intersil Corp (Class A)	10,302
635,648	*	IQE plc	446
25,000		ITE Technology, Inc	53
118,944	*,e	IXYS Corp	1,382
4,114	*	Jusung Engineering Co Ltd	72
1,884		KC Tech Co Ltd	11
9,430	*	KEC Corp	9
212,000	*	King Yuan Electronics Co Ltd	108
329,669		Kinsus Interconnect Technology Corp	1,119
421,106	e	Kla-Tencor Corp	16,272
71,130	e	Kontron AG.	759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

400,745	*,e	Kopin Corp	$1,667
285,956	*,e	Kulicke & Soffa Industries, Inc	2,059
1,511		L&F Co Ltd	30
983,903	*,e	Lam Research Corp	50,946
853,129	*	Lattice Semiconductor Corp	5,170
7,000		Leadtrend Technology Corp	31
43,441	*	Lextar Electronics Corp	83
457,539		Linear Technology Corp	15,826
26,000		Lingsen Precision Industries Ltd	22
1,340,902	*	LSI Logic Corp	8,032
227,681	*,e	LTX-Credence Corp	1,685
2,754	*	Lumens Co Ltd	20
4,000		Macroblock, Inc	19
6,261,959		Macronix International	4,381
3,055	*	Manz Automation AG.	206
6,003,048	*,e	Marvell Technology Group Ltd	111,357
254,093	*,e	Mattson Technology, Inc	762
977,030	e	Maxim Integrated Products, Inc	23,077
21,654	*,e	MaxLinear, Inc	233
1,206,227		MediaTek, Inc	17,272
80,047		Melexis NV	1,440
1,765		Melfas, Inc	45
44,382	*	Mellanox Technologies Ltd	1,149
754,395	*	MEMC Electronic Materials, Inc	8,494
248,534	e	Micrel, Inc	3,228
375,009	e	Microchip Technology, Inc	12,829
18,030,020	*,e	Micron Technology, Inc	144,601
43,259	*	Micronas Semiconductor Holdings, Inc	509
19,100		Micronics Japan Co Ltd	228
379,696	*,e	Microsemi Corp	8,695
30,400		Mimasu Semiconductor Industry Co Ltd	353
140,285	*,e	Mindspeed Technologies, Inc	856
268,259	*,e	MIPS Technologies, Inc	4,067
31,800	*	Mitsui High-Tec, Inc	188
259,128	*,e	MKS Instruments, Inc	6,346
136,634	*,e	Monolithic Power Systems, Inc	2,257
102,000	*	Mosel Vitelic, Inc	50
114,207	*,e	MoSys, Inc	650
489,805		Motech Industries, Inc	1,806
11,000	*	MPI Corp	40
87,758	*,e	Nanometrics, Inc	1,126
1,593,918	*	Nanya Technology Corp	888
496,202	e	National Semiconductor Corp	6,828
32,000	*	Neo Solar Power Corp	78
270,121	*,e	Netlogic Microsystems, Inc	8,485
198,536		Nordic Semiconductor ASA	844
623,826		Novatek Microelectronics Corp Ltd	2,011
309,841	*,e	Novellus Systems, Inc	10,014
15,300		NPC, Inc	318
25,856	*,e	NVE Corp	1,495
3,455,320	*,e	Nvidia Corp	53,212
237,343	*,e	Omnivision Technologies, Inc	7,028

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,492,005	*,e	ON Semiconductor Corp	$74,021
106,000		Opto Technology Corp	76
79,000	*	Orient Semiconductor Electronics Ltd	21
5,000		Orise Technology Co Ltd	11
36,000	*	Pan Jit International, Inc	47
95,872	*,e	PDF Solutions, Inc	462
119,923	*,e	Pericom Semiconductor Corp	1,317
150,547		Phison Electronics Corp	842
265,537	*,e	Photronics, Inc	1,569
122,278		Pixart Imaging, Inc	608
153,919	*,e	PLX Technology, Inc	556
727,990	*,e	PMC - Sierra, Inc	6,253
97,918	e	Power Integrations, Inc	3,930
17,591,201	*	Powerchip Semiconductor Corp	3,499
790,296		Powertech Technology, Inc	2,629
810,894	e	PV Crystalox Solar plc	657
141,720	*,e	Q-Cells AG.	475
75,000		Radiant Opto-Electronics Corp	149
22,000		Ralink Technology Corp	77
219,130	*,e	Rambus, Inc	4,488
11,161		Raydium Semiconductor Corp	64
11,000	*	RDC Semiconductor Co Ltd	19
479,138		Realtek Semiconductor Corp	1,144
78,000		Regent Manner International Ltd	51
243,424	*,e	Renewable Energy Corp AS	742
2,944,685	*,e	RF Micro Devices, Inc	21,643
166,661		Richtek Technology Corp	1,389
148,220		Rohm Co Ltd	9,676
18,965	*	Roth & Rau AG.	311
66,178	*,e	Rubicon Technology, Inc	1,395
144,845	*,e	Rudolph Technologies, Inc	1,192
188,736		Samsung Electronics Co Ltd	157,821
30,548		Samsung Electronics Co Ltd (Preference)	17,469
3,000		San Chih Semiconductor Co	11
226,000	*,e	Sanken Electric Co Ltd	997
26,000		SDI Corp	36
24,645,000	*,e	Semiconductor Manufacturing International	1,776
5,801	*	Semileds Corp	169
260,668	*,e	Semtech Corp	5,902
39,203		Seoul Semiconductor Co Ltd	1,404
42,000	*,e	Shibaura Mechatronics Corp	163
90,000	*	Shindengen Electric Manufacturing Co Ltd	453
20,500	e	Shinkawa Ltd	210
312,527	e	Shinko Electric Industries	3,503
2,210	*	Shinsung Holdings Co Ltd	16
133,095	*,e	Sigma Designs, Inc	1,886
41,000		Sigurd Microelectronics Corp	39
117,108	*	Silex Systems Ltd	695
313,260	*,e	Silicon Image, Inc	2,302
116,000		Silicon Integrated Systems Corp	80
92,641	*,e	Silicon Laboratories, Inc	4,263
981	*	Silicon Works Co Ltd	29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,828,031		Siliconware Precision Industries Co	$4,595
2,584	*	Simm Tech Co Ltd	32
313,000		Sino-American Silicon Products, Inc	994
4,900,000	*	Sino-Tech International Holdings Ltd	151
22,000		Sitronix Technology Corp	49
1,166,357	*,e	Skyworks Solutions, Inc	33,393
108,088	*,e	SOITEC	1,168
87,000	*	Solargiga Energy Holdings Ltd	20
18,000		Solartech Energy Corp	45
116,980	e	Solarworld AG.	1,167
37,690,511		Solomon Systech International Ltd	2,134
30,000		Sonix Technology Co Ltd	69
426,014	*	Spansion, Inc	8,818
17,000		Sporton International, Inc	40
99,735	*	Standard Microsystems Corp	2,875
1,006,391	e	STMicroelectronics NV	10,408
119,317	*,e	Sumco Corp	1,705
99,000	*	Sunplus Technology Co Ltd	72
307,224	*,e	Sunpower Corp (Class A)	3,942
27	*,e	Sunpower Corp (Class B)	0	^
47,654	*,e	Supertex, Inc	1,152
4,250	*	Taesan LCD Co Ltd	11
32,000		TA-I Technology Co Ltd	38
37,000	*	Taiwan IC Packaging Corp	13
37,000		Taiwan Mask Corp	17
38,000		Taiwan Semiconductor Co Ltd	30
40,733,717		Taiwan Semiconductor Manufacturing Co Ltd	99,192
886		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	11
33,000		Taiwan Surface Mounting Technology Co Ltd	77
36,000	*	Tekcore Co Ltd	45
2,383,346	*,e	Teradyne, Inc	33,462
303,951	*	Tessera Technologies, Inc	6,733
3,267,572		Texas Instruments, Inc	106,196
74	e	Thine Electronics Inc	113
273,219		Tokyo Electron Ltd	17,297
51,600	*	Tokyo Seimitsu Co Ltd	807
33,000		Topco Scientific Co Ltd	45
274,015	*	Tower Semiconductor Ltd	385
260,508		Transcend Information, Inc	706
521,374	*,e	Trident Microsystems, Inc	928
852,694	*,e	Triquint Semiconductor, Inc	9,968
67,000		Tyntek Corp	58
107,142	*,e	Ultra Clean Holdings	997
130,867	*	Ultratech, Inc	2,602
71,300	e	Ulvac, Inc	1,863
49,800		Unisem M BHD	37
24,398,022		United Microelectronics Corp	13,640
39,000		Unity Opto Technology Co Ltd	70
2,077,743		Vanguard International Semiconductor Corp	1,055
157,182	*,e	Varian Semiconductor Equipment Associates, Inc	5,811
358,166	*,e	Veeco Instruments, Inc	15,387
373,247	*	Verigy Ltd	4,860

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,000	*	Via Technologies, Inc	$102
28,000		Visual Photonics Epitaxy Co Ltd	58
182,531	*,e	Volterra Semiconductor Corp	4,227
44,000	*	Wafer Works Corp	63
68,000		Walton Advanced Engineering, Inc	35
38,000		Weltrend Semiconductor	32
3,386,000	*	Winbond Electronics Corp	1,000
159,582	*,e	Wolfson Microelectronics plc	724
1,740	*	Woongjin Energy Co Ltd	29
913,472	e	Xilinx, Inc	26,472
6,045		XinTec, Inc	10
10,000		Youngtek Electronics Corp	29
5,000		Zentel Electronic Corp	11
390,021	*,e	Zoran Corp	3,432

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,715,489

SOFTWARE & SERVICES - 6.5%
22,257		3i Infotech Ltd	30
34,000		A8 Digital Music Holdings Ltd	12
2,573,533	e	Accenture plc	124,790
574	*,e	Access Co Ltd	764
166,608	*	ACI Worldwide, Inc	4,477
1,658	*	Acotel Group S.p.A	98
1,630,254		Activision Blizzard, Inc	20,280
250,292	*,e	Actuate Corp	1,427
421,980	*,e	Acxiom Corp	7,237
1,968,821	*	Adobe Systems, Inc	60,600
63,093	*,e	Advent Software, Inc	3,654
689		Ahnlab, Inc	12
1,095,837	*,e	Akamai Technologies, Inc	51,559
1,807,500	e	Alibaba.com Ltd	3,242
1,471,867	*,e	Alliance Data Systems Corp	104,546
3,347		Allied Digital Services Ltd	14
137,547		Alpha Systems, Inc	2,490
33,117		Alten	1,088
122,277	*,e	Altran Technologies S.A.	532
587,708	*	Amadeus IT Holding S.A.	12,314
846,505	*,e	Amdocs Ltd	23,253
115,463	e	American Software, Inc (Class A)	782
144,312	*,e	Ancestry.com, Inc	4,087
279,887	*	Ansys, Inc	14,574
2,803,578	*,e	AOL, Inc	66,473
48,595	*,e	Archipelago Learning, Inc	477
344,387		Argo Graphics, Inc	4,424
389,466	*,e	Ariba, Inc	9,149
868,367	*	Art Technology Group, Inc	5,193
428,984	*	Aspen Technology, Inc	5,448
75,615		Asseco Poland S.A.	1,354
5,296	*	Asseco Poland S.A. (PDA)	97
5,000	*	Astro Corp	11
442,916	*	Atos Origin S.A.	23,580
1,519,525	*,e	Autodesk, Inc	58,046

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,183,747		Automatic Data Processing, Inc	$54,784
5,607,114	*,e	Autonomy Corp plc	131,567
520,062		Aveva Group plc	13,087
100,607	*	Baidu, Inc (ADR)	9,712
28,334		Bechtle AG.	1,098
250,467		Blackbaud, Inc	6,487
148,396	*,e	Blackboard, Inc	6,129
368,457	*,e	Blinkx plc	478
1,478,161	*,e	BMC Software, Inc	69,681
27,500	*,e	Booz Allen Hamilton Holding Co	534
125,987	*,e	Bottomline Technologies, Inc	2,735
250,905	e	Broadridge Financial Solutions, Inc	5,502
30,800	*,e	BroadSoft, Inc	736
210,986	*	Buongiorno S.p.A.	330
1,628,183		CA, Inc	39,793
166,420	*,e	CACI International, Inc (Class A)	8,887
573,927	*,e	Cadence Design Systems, Inc	4,741
205,656	e	Cap Gemini S.A.	9,599
120,886	e	Capcom Co Ltd	1,945
145,283	e	carsales.com.au Ltd	698
39,698	e	Cass Information Systems, Inc	1,506
139,988	*,b,e	CDC Corp	491
24,380		Cegid Group	738
402,074	*	CGI Group, Inc	6,955
157,867	*,e	Check Point Software Technologies	7,303
55,000	*	China Cyber Port International Co Ltd	14
90,000	*	Chinasoft International Ltd	23
9,000		Chinese Gamer International Corp	78
263,253	*,e	Ciber, Inc	1,232
882,902	*,e	Citrix Systems, Inc	60,399
1,302,246	*,e	Cognizant Technology Solutions Corp (Class A)	95,442
592		ComBOTS AG.	7
379,588	*	Commvault Systems, Inc	10,864
954,643		Companhia Brasileira de Meios de Pagamento	7,735
344,294		Computacenter plc	2,083
1,177,610	e	Computer Sciences Corp	58,409
70,488	*,e	Computer Task Group, Inc	767
482,808		Computershare Ltd	5,323
458,674	*,e	Compuware Corp	5,353
101,803	*,e	comScore, Inc	2,271
171,774	*,e	Concur Technologies, Inc	8,920
119,496	*,e	Constant Contact, Inc	3,703
800,081	*,e	Convergys Corp	10,537
13,260	*,e	Convio, Inc	110
9,374		Core Projects & Technologies Ltd	61
1,035,000		CSE Global Ltd	1,048
295,529		CSG Ltd	458
231,660	*	CSG Systems International, Inc	4,388
105,300	*	CSK Holdings Corp	484
126,976		Customers Ltd	238
21,000		Cyberlink Corp	79
6,178	*	Daea TI Co Ltd	13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,255	*	Danal Co Ltd	$14
3,880		Daou Technology, Inc	29
74,513	e	Dassault Systemes S.A.	5,618
2,065	*	Daum Communications	140
173,478	*,e	DealerTrack Holdings, Inc	3,482
100,385	*,e	Deltek, Inc	729
81,813	*,e	DemandTec, Inc	887
11,111		Devoteam S.A.	291
84,802	*,e	Dice Holdings, Inc	1,217
494	*,e	Digital Garage, Inc	1,225
186,002	*	Digital River, Inc	6,402
31,759	*,e	DMRC Corp	953
899		Dragonfly GF Co Ltd	10
301,493		DST Systems, Inc	13,371
27,800		DTS Corp	345
3,020	*	DuzonBIzon Co Ltd	45
135	e	Dwango Co Ltd	285
606,973		Earthlink, Inc	5,220
4,751,635	*,e	eBay, Inc	132,239
119,504	*,e	Ebix, Inc	2,829
42,972	*,e	Echo Global Logistics, Inc	517
12,320		Econocom Group	165
93,000	*,e	EDB Business Partner ASA	253
1,023,232	*,e	Electronic Arts, Inc	16,761
248,495	e	Ementor ASA	2,481
5,898		Engineering Ingegneria Informatica S.p.A.	167
17,700	*	Envestnet, Inc	302
232,738	*	Epicor Software Corp	2,351
162,286	e	EPIQ Systems, Inc	2,228
17,189	*,e	ePlus, Inc	406
139,919	*	Equinix, Inc	11,370
246,634	*	Euronet Worldwide, Inc	4,301
17,784		Exact Holding NV	488
73,049	*,e	ExlService Holdings, Inc	1,569
12,100	*,e	Eyeblaster, Inc	166
239,335	e	Factset Research Systems, Inc	22,440
204,846	e	Fair Isaac Corp	4,787
154,345	*,e	FalconStor Software, Inc	517
540,004	e	Fidelity National Information Services, Inc	14,791
66,899		Fidessa Group plc	1,617
4,383		Financial Technologies India Ltd	88
217,749		First American Corp	4,033
30,457	*	Firstsource Solutions Ltd	17
303,189	*	Fiserv, Inc	17,755
1,539	*	Forhuman Co Ltd	10
60,506	e	Forrester Research, Inc	2,135
124,612	*	Forthnet S.A.	98
265,123	*,e	Fortinet, Inc	8,577
125,728	e	F-Secure Oyj	336
46,400	e	FUJI SOFT, Inc	802
249		Future Architect, Inc	106
23,000		Gamania Digital Entertainment Co Ltd	37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

15,033	*	GameHi Co Ltd	$21
90,239	*	GameLoft	658
390	*	Gamevil, Inc	9
447,077	*	Gartner, Inc	14,843
138,100	*,e	Genpact Ltd	2,099
828,121		Geodesic Information Systems Ltd	1,788
55,397	e	GFI Informatique	221
181,040	*,e	Global Cash Access, Inc	578
361,793		Global Payments, Inc	16,718
2,523		Glodyne Technoserve Ltd	39
62,300	e	GMO internet, Inc	313
1,477,075	*	Google, Inc (Class A)	877,339
170	e	Gourmet Navigator, Inc	245
350,000	*	Gravity Co Ltd (ADR)	599
84,500	*,e	Gree, Inc	1,075
17,970,000	*	G-Resources Group Ltd	1,410
34,738		Groupe Steria SCA	901
688,556	*,e	GSI Commerce, Inc	15,974
51,635	*	Guidance Software, Inc	371
136,217	*,e	Hackett Group, Inc	478
5,436		HCL Infosystems Ltd	14
202,000		HCL Technologies Ltd	2,061
170,968	e	Heartland Payment Systems, Inc	2,636
20,170		Hexaware Technologies Ltd	53
315,000	*	Hi Sun Technology China Ltd	133
67,702		HIQ International AB	386
1,134,152	*	IAC/InterActiveCorp	32,550
4,424		ICSA India Ltd	14
105,357	e	iGate Corp	2,077
428,915	e	Indra Sistemas S.A.	7,328
59,506		Industrial & Financial Systems	949
96,400		Ines Corp	786
285,189	*,e	Informatica Corp	12,557
431,900	a	Information Development Co	3,027
18,000		Information Services International-Dentsu Ltd	130
184,878	*,e	Infospace, Inc	1,534
770,966		Infosys Technologies Ltd	59,359
1,595	*	Infraware, Inc	12
7,000		Insyde Software Corp	27
102,016	*,e	Integral Systems, Inc	1,011
56,976	*,e	Interactive Intelligence, Inc	1,490
240,074	*,e	Internap Network Services Corp	1,460
5,322,351		International Business Machines Corp	781,107
12,000		International Games System Co Ltd	65
229,335	*,e	Internet Capital Group, Inc	3,261
8,299	*	Internet Gold-Golden Lines Ltd	280
232		Internet Initiative Japan, Inc	659
1,554,362	*	Intuit, Inc	76,630
189,619	e	Iress Market Technology Ltd	1,693
1,079	*	iSoftstone Holdings Ltd (ADR)	20
128,760		IT Holdings Corp	1,716
83,055	e	Itochu Techno-Science Corp	3,115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

196,493	*,e	j2 Global Communications, Inc	$5,688
371,993	e	Jack Henry & Associates, Inc	10,844
197,534	*,e	JDA Software Group, Inc	5,531
742		Kakaku.com, Inc	4,414
153,652	*,e	Kenexa Corp	3,348
59,147		Keynote Systems, Inc	865
288,000	e	Kingdee International Software Group Co Ltd	162
106,000		Kingsoft Corp Ltd	53
95,452	*,e	KIT Digital, Inc	1,531
145,042	*,e	Knot, Inc	1,433
337,888		Konami Corp	7,183
11,473	*	Korea Digital Communications Corp	24
9,024		KPIT Cummins Infosystems Ltd	29
2,341	*	KT Hitel Co Ltd	17
740,320	*,e	Lawson Software, Inc	6,848
612,183		Lender Processing Services, Inc	18,072
175,270	*,e	Limelight Networks, Inc	1,018
308,110	*,e	Lionbridge Technologies	1,137
71,673	*,e	Liquidity Services, Inc	1,007
221,435	*,e	Liveperson, Inc	2,502
71,415	*,e	Local.com Corp	463
3,114,840		LogicaCMG plc	6,362
108,241	*,e	LogMeIn, Inc	4,799
3,517	*,e	Longtop Financial Technologies Ltd (ADR)	127
120,535	*,e	LoopNet, Inc	1,339
76,925	*	MacDonald Dettwiler & Associates Ltd	3,912
75,200	e	Macromill, Inc	846
240,680	*	Magma Design Automation, Inc	1,206
1,150	*,f,g,m	Mail.ru 144A (GDR) (purchased 11/05/10, cost $32)	41
116,091	*,e	Manhattan Associates, Inc	3,545
104,111	*,e	Mantech International Corp (Class A)	4,303
114,379	e	Marchex, Inc (Class B)	1,091
505,359		Mastercard, Inc (Class A)	113,255
52,927		Matrix IT Ltd	320
109,277	e	MAXIMUS, Inc	7,166
318,854	*,e	McAfee, Inc	14,766
14,892		Meetic	323
477,178	*,e	Mentor Graphics Corp	5,726
430,973		Micro Focus International plc	2,612
407,782	*	Micros Systems, Inc	17,885
43,842,779		Microsoft Corp	1,224,089
59,300	*,e	MicroStrategy, Inc (Class A)	5,068
569,932	*,e	Misys plc	3,048
107	*,e	Mixi Inc	583
239,055	*,e	ModusLink Global Solutions, Inc	1,602
429,258	*,e	MoneyGram International, Inc	1,163
369,915		Moneysupermarket.com Group plc	450
815,308	*	Monitise plc	254
104,812	*	Monotype Imaging Holdings, Inc	1,163
729,741	*,e	Monster Worldwide, Inc	17,244
22,500	*,e	Motricity, Inc	418
738,185	*,e	Move, Inc	1,897

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108		MTI Ltd	$211
1,250,000	*	Nan Hai Corp Ltd	10
31,962	*,e	NCI, Inc (Class A)	735
18,721		Ncsoft	3,439
42,700		NEC Fielding Ltd	554
17,015		Nemetschek AG.	725
109,940	*	Neowiz Games Corp	4,451
33,617		Net Entertainment NE AB	350
791		NET One Systems Co Ltd	1,172
219,759	*,e	Netscout Systems, Inc	5,057
78,270	*,e	NetSuite, Inc	1,957
26,781		NetVision Ltd	347
346,634	*	NeuStar, Inc (Class A)	9,030
52,833	*	NHN Corp	10,568
238,318		NIC, Inc	2,314
76,469	*	Nice Systems Ltd	2,694
75,900	e	Nihon Unisys Ltd	608
10,913		NIIT Ltd	13
158,238		Nintendo Co Ltd	46,444
46,100	e	Nippon System Development Co Ltd	545
130,209		Nomura Research Institute Ltd	2,900
37,073		Novabase SGPS S.A.	144
1,036,746	*	Novell, Inc	6,138
25,700		NS Solutions Corp	561
2,158		NTT Data Corp	7,472
1,154,353	*	Nuance Communications, Inc	20,986
6,950		OBIC Business Consultants Ltd	372
17,590		Obic Co Ltd	3,622
127,683	*,e	Online Resources Corp	594
5,266	*	OnMobile Global Ltd	34
70,370	*,e	Open Text Corp	3,236
148,319	*,e	OpenTable, Inc	10,454
397,901	*,e	Openwave Systems, Inc	844
201,398	e	Opera Software ASA	1,001
52,423	e	Opnet Technologies, Inc	1,403
20,056,066		Oracle Corp	627,754
19,163		Oracle Corp Japan	942
34,461	e	ORC Software AB	655
62,957	*,e	Ordina NV	309
17,050	e	Otsuka Corp	1,163
60,000		Pacific Online	27
614,867	*,e	Parametric Technology Corp	13,853
10,929		Patni Computer Systems Ltd	116
654,293	e	Paychex, Inc	20,224
5,000		PC Home Online	30
275,000		PCA Corp	2,964
57,841	e	Pegasystems, Inc	2,119
105,944	*,e	Perficient, Inc	1,324
49,500		Philweb Corp	18
3,337,781	e	Playtech Ltd	22,065
9,038		Polaris Software Lab Ltd	35
7,051	*	POSDATA Co Ltd	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

184,313	*,e	Progress Software Corp	$7,800
94,575	*,e	PROS Holdings, Inc	1,077
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	337
28,109	*,e	QAD, Inc (Class A)	256
7,027	*,e	QAD, Inc (Class B)	70
265,944	*,e	QLIK Technologies, Inc	6,864
351,856	*,e	Quest Software, Inc	9,760
43,103	*,e	QuinStreet, Inc	828
432,021	*,e	Rackspace Hosting, Inc	13,570
231,174	*	Radiant Systems, Inc	4,524
211,000	*	RCG Holdings Ltd	90
63,800	*,e	RealD, Inc	1,654
389,826	*,e	RealNetworks, Inc	1,637
127,726	*,e	RealPage, Inc	3,951
782,650	*	Red Hat, Inc	35,728
403,200		Redecard S.A.	5,113
88,193		Redflex Holdings Ltd	216
78,009		Renaissance Learning, Inc	924
17,420		Reply S.p.A.	460
20,509	*	Retalix Ltd	281
140,957	*,e	RightNow Technologies, Inc	3,336
18,102		Rolta India Ltd	63
46,380	*,e	Rosetta Stone, Inc	984
387,698	*,e	Rovi Corp	24,041
267,519	*,e	S1 Corp	1,846
121,055	*	Saba Software, Inc	741
2,459,254		Sage Group plc	10,483
835,510	*,e	SAIC, Inc	13,251
328,787	*	Salesforce.com, Inc	43,400
1,252,721		SAP AG.	63,780
440,870	e	Sapient Corp	5,335
771,291	*	Satyam Computer Services Ltd	1,141
159,561	*,e	SAVVIS, Inc	4,072
1,377		SBSi Co Ltd	16
107,203	*	SDL plc	1,086
23,300		Shanghai Baosight Software Co Ltd	50
5,977		SimCorp AS	959
405	*	Simplex Technology, Inc	174
92,916	*,e	Sina Corp	6,394
20,717		SK C&C Co Ltd	1,592
1,834	*	SK Communications Co Ltd	28
125,006	*	Smith Micro Software, Inc	1,968
168,678		SMS Management & Technology Ltd	1,149
33,775		Software AG.	4,956
17,000		Soft-World International Corp	81
192,402	*,e	SolarWinds, Inc	3,704
140,251		Solera Holdings, Inc	7,198
63,698		Sonda S.A.	160
182	e	So-net Entertainment Corp	547
177,521	*,e	Sonic Solutions, Inc	2,663
5,679		Sopra Group S.A.	439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

166,104	*,e	Sourcefire, Inc	$4,307
34,000		Springsoft, Inc	43
10,365	*,e	SPS Commerce, Inc	164
81,815		Square Enix Co Ltd	1,451
306,491	*	SRA International, Inc (Class A)	6,268
53,725	*,e	SRS Labs, Inc	473
54,831	*,e	SS&C Technologies Holdings, Inc	1,125
55,550	e	Stamps.com, Inc	736
790	*,e	StarTek, Inc	4
10,011	*	Stream Global Services, Inc	40
263,198	*,e	SuccessFactors, Inc	7,622
26,271		Sumisho Computer Systems Corp	471
207,693	*	SupportSoft, Inc	1,346
10,232		Sword Group	312
6,808,832	*,e	Symantec Corp	113,979
94,129	*,e	Synchronoss Technologies, Inc	2,514
298,569	*	Synopsys, Inc	8,034
94,166	e	Syntel, Inc	4,500
42,000		Systex Corp	68
48,900	*	TA Indigo Holding Corp	915
333,762	*,e	Take-Two Interactive Software, Inc	4,085
295,409	*	Taleo Corp (Class A)	8,168
829,917		Tata Consultancy Services Ltd	21,635
44,732	*,e	TechTarget, Inc	355
45,800		Tecmo Koei Holdings Co Ltd	360
233,076	*	Telecity Group plc	1,709
278,302	*,e	TeleCommunication Systems, Inc (Class A)	1,300
33,589	*,e	TeleNav, Inc	245
229,900	*,e	TeleTech Holdings, Inc	4,734
364,748	*,e	Temenos Group AG.	15,175
1,620,700	e	Tencent Holdings Ltd	35,217
1,059,524	*,e	Teradata Corp	43,610
246,358	*,e	Terremark Worldwide, Inc	3,190
319,178	*,e	THQ, Inc	1,934
1,086,581	*	TIBCO Software, Inc	21,417
74,519	*,e	Tier Technologies, Inc	446
93,892		Tietoenator Oyj	1,777
1,933,079	*,e	Tiscali S.p.A.	208
513,190	*,e	TiVo, Inc	4,429
20,200	e	TKC	428
114,576	*,e	TNS, Inc	2,383
923,512		Total System Services, Inc	14,204
32,100		Totvus S.A.	3,268
59,257	*,e	TradeDoubler AB	436
49,100	*	Trans Cosmos, Inc/Japan	487
130,000		Travelsky Technology Ltd	136
23,286	*,e	Travelzoo, Inc	960
52,793	*,e	Trend Micro, Inc	1,743
129,995	*,e	Tyler Technologies, Inc	2,699
60	*,e	Ubiquitous Corp	210
119,763	*,e	UBISOFT Entertainment	1,280
104,348	*,e	Ultimate Software Group, Inc	5,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

482,068	*	Unisys Corp	$12,481
36,234	e	Unit 4 Agresso NV	1,173
376,862		United Internet AG.	6,126
548,855	e	United Online, Inc	3,622
2,000		Userjoy Technology Co Ltd	17
784,000	*	UURG Corp Ltd	30
508,366	*,e	Valueclick, Inc	8,149
125,488	*,e	Vasco Data Security International	1,020
36,366	*	Velti Ltd	281
646,466	*,e	VeriFone Holdings, Inc	24,928
283		VeriSign Japan KK	129
435,351		VeriSign, Inc	14,223
178,376	e	VirnetX Holding Corp	2,649
62,720	*,e	Virtusa Corp	1,026
1,614,496		Visa, Inc (Class A)	113,627
135,083	*,e	VistaPrint Ltd	6,214
623,519	*	VMware, Inc (Class A)	55,437
76,979	*,e	Vocus, Inc	2,129
345,953	*,e	Wave Systems Corp	1,363
128,770	*,e	WebMD Health Corp (Class A)	6,575
284,243	*	Websense, Inc	5,756
117		Wellnet Corp	91
961		WeMade Entertainment Co Ltd	29
4,627,564		Western Union Co	85,934
679,397		Wipro Ltd	7,464
133,557	e	Wirecard AG.	1,829
444		Works Applications Co Ltd	231
171,221	*,e	Wright Express Corp	7,876
286,066	e	Xchanging plc	560
4,227	*	XING AG.	205
30,009	e	Yahoo! Japan Corp	11,643
8,665,483	*	Yahoo!, Inc	144,108
88,000		YTL E-Solutions BHD	37
387		Zappallas, Inc	587
284,013	*,e	Zix Corp	1,213

		TOTAL SOFTWARE & SERVICES	7,063,118

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
43,200	*	5N Plus, Inc	304
1,490,000		AAC Acoustic Technologies Holdings, Inc	3,978
28,447		Aastra Technologies Ltd	663
56,000		Ability Enterprise Co Ltd	96
47,000		Accton Technology Corp	33
2,972	*	ACE Digitech Co Ltd	52
4,452,325		Acer, Inc	13,759
5,000	*	Acme Electronics Corp	21
247,257	*,e	Acme Packet, Inc	13,144
19,000		A-DATA Technology Co Ltd	32
21,000		Adlink Technology, Inc	38
265,139	e	Adtran, Inc	9,601
87,732	*	ADVA AG. Optical Networking	687
532,978		Advantech Co Ltd	1,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

191,005	*,e	Agilysys, Inc	$1,075
18,500		Aiphone Co Ltd	301
3,662,028	*,e	Alcatel S.A.	10,668
50,000		Alpha Networks, Inc	43
333,700	*	Alps Electric Co Ltd	3,872
2,529		Alti-Electronics Co Ltd	10
82,284	*	Alvarion Ltd	198
34,161	e	Amper S.A.	132
445,128	e	Amphenol Corp (Class A)	23,494
110,000		AmTRAN Technology Co Ltd	101
84,403	*	Anaren, Inc	1,760
200,447	e	Anixter International, Inc	11,973
169,000	*,e	Anritsu Corp	1,397
11,000		APCB, Inc	11
5,549,398	*	Apple, Inc	1,790,015
8,000		Arcadyan Technology Corp	17
58,900	e	Arisawa Manufacturing Co Ltd	326
794,420	*	Arris Group, Inc	8,913
370,904	*,e	Arrow Electronics, Inc	12,703
2,125,000	*	Artel Solutions Group Holdings Ltd	94
329,953	*,e	Aruba Networks, Inc	6,889
39,357	*	Ascom Holding AG.	619
22,000		Asia Vital Components Co Ltd	26
6,000		ASROCK, Inc	23
1,234,978		Asustek Computer, Inc	11,733
5,000		Aten International Co Ltd	9
23,566,853		AU Optronics Corp	24,491
636,377	*,e	AU Optronics Corp (ADR)	6,631
45,629	*	Audiocodes Ltd	264
29,261		Austria Technologie & Systemtechnik AG.	672
14,000		AV Tech Corp	42
1,173,808	*,e	Avanzit S.A.	715
3,753,741		Avermedia Technologies	5,188
129,749	*,e	Avid Technology, Inc	2,265
496,915	*	Avnet, Inc	16,413
273,881	e	AVX Corp	4,226
52,816	e	Axis Communications AB	962
49,966	*	Balda AG.	461
16,988	*	Barco NV	1,096
55,580		Bel Fuse, Inc (Class B)	1,328
1,800		Bematech S.A.	9
349,474	*	Benchmark Electronics, Inc	6,346
1,748,120	*	Benq Corp	1,193
192,846	*,e	BigBand Networks, Inc	540
99,782	e	Black Box Corp	3,821
265,138	*,e	Blue Coat Systems, Inc	7,920
203,049	*,e	Bookham, Inc	2,670
517,265	*,e	Brightpoint, Inc	4,516
903,627	*,e	Brocade Communications Systems, Inc	4,780
628,081		Brother Industries Ltd	9,314
123,249	*,e	Bull S.A.	562
151,000		BYD Electronic International Co Ltd	80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

407,900		CalComp Electronics Thailand PCL	$47
25,843	*,e	Calix Networks, Inc	437
89,538	*	Cando Corp	67
33,000		Canon Electronics, Inc	934
1,593,228	e	Canon, Inc	82,615
39,000		Career Technology Co Ltd	60
690,853		Catcher Technology Co Ltd	2,559
300,257	*	Celestica, Inc	2,914
50,000		Centron Telecom International Holdings Ltd	12
37,029	*	Ceragon Networks Ltd	485
5,000		Chang Wah Electromaterials, Inc	29
15,000		Channel Well Technology Co Ltd	16
198,501	*,e	Checkpoint Systems, Inc	4,079
368,929		Cheng Uei Precision Industry Co Ltd	840
501,347		Chicony Electronics Co Ltd	1,118
234,000	e	China Aerospace International Holdings Ltd	34
58,000		China All Access Holdings Ltd	21
190,000	*	China Energine International Holdings Ltd	16
86,000		China High Precision Automation Group Ltd	68
135,000	*	China ITS Holdings Co Ltd	94
975,000	*	China Public Healthcare Holding Ltd	11
224,000		China Wireless Technologies Ltd	140
83,000		Chin-Poon Industrial Co	71
52,000		Chroma ATE, Inc	155
4,982,825	*	Chunghwa Picture Tubes Ltd	796
355,662	*,e	Ciena Corp	7,487
24,151,213	*	Cisco Systems, Inc	488,578
335,145		Citizen Watch Co Ltd	2,312
636,212		Clevo Co	1,473
3,248,000	*	CMC Magnetics Corp	890
53,700	*,e	CMK Corp	307
201,676	e	Cognex Corp	5,933
155,047	*,e	Coherent, Inc	6,999
120,500	e	Comba Telecom Systems Holdings Ltd	136
293,246	*	CommScope, Inc	9,155
56,000		Compal Communications, Inc	55
7,662,469		Compal Electronics, Inc	10,157
176,025	*,e	Compellent Technologies, Inc	4,857
139,000	*	Compeq Manufacturing Co	98
215,723	e	Comtech Telecommunications Corp	5,982
108,397	*,e	Comverge, Inc	749
2,753,800		Coretronic Corp	4,505
8,274,132		Corning, Inc	159,857
10,000		Coxon Precise Industrial Co Ltd	18
54,602	*	CPI International, Inc	1,057
256,880	*,e	Cray, Inc	1,837
63,850		Creative Technology Ltd	201
770	*	CRUCIALTEC CO Ltd	32
194,783	e	CTS Corp	2,154
6,000		CyberPower Systems, Inc	14
52,000		CyberTAN Technology, Inc	73
4,840		Daeduck Electronics Co	34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,130		Daeduck GDS Co Ltd	$26
10,000	e	DAI-ICHI SEIKO Co Ltd	539
152,215	e	Daktronics, Inc	2,423
22,000		Darfon Electronics Corp	28
1,250	*	Dasan Networks, Inc	12
34,723		DataTec Ltd	176
65,114	e	DDi Corp	766
7,825,873	*	Dell, Inc	106,041
83,300		Delta Electronics Thai PCL	97
2,513,964		Delta Electronics, Inc	12,287
136,000		Denki Kogyo Co Ltd	667
109,941	*,e	DG FastChannel, Inc	3,175
182,402		Diebold, Inc	5,846
131,429	*,e	Digi International, Inc	1,459
105,000		Digital China Holdings Ltd	196
9,063	*	Digital Multimedia Technologies S.p.A.	183
1,513		Digitech Systems Co Ltd	28
358,864		Diploma plc	1,553
91,000		D-Link Corp	94
222,750	*,e	Dolby Laboratories, Inc (Class A)	14,857
75,249	*,e	DTS, Inc	3,691
59,900		Eastern Communications Co Ltd	28
138,302	*,e	Echelon Corp	1,409
111,183	*,e	EchoStar Corp (Class A)	2,776
20,371		Eizo Nanao Corp	477
72,149		Electro Rent Corp	1,166
131,719	*,e	Electro Scientific Industries, Inc	2,111
720,672		Electrocomponents plc	2,987
192,067	*,e	Electronics for Imaging, Inc	2,748
22,000		Elite Material Co Ltd	23
131,000		Elitegroup Computer Systems Co Ltd	51
288,300	*	Eltek ASA	163
9,737,830	*,e	EMC Corp	222,997
66,192	*,e	EMS Technologies, Inc	1,309
397,293	*	Emulex Corp	4,632
13,500		Enplas Corp	215
11,000		Entire Technology Co Ltd	51
3,172,815		Ericsson (LM) (B Shares)	36,867
32,407	e	Esprinet S.p.A.	239
334,970		Everlight Electronics Co Ltd	970
14,896		EVS Broadcast Equipment S.A.	953
32,563	*	Exfo Electro Optical Engineering, Inc	232
381,553	*,e	Extreme Networks, Inc	1,179
430,455	*,e	F5 Networks, Inc	56,028
39,100	*,e	Fabrinet	841
70,526	*,e	FARO Technologies, Inc	2,316
111,000	*,e	FDK Corp	185
694,034	*,e	Finisar Corp	20,606
22,000		Firich Enterprises Co Ltd	45
17,000		FLEXium Interconnect, Inc	32
313,943	*	Flir Systems, Inc	9,340
17,000		Flytech Technology Co Ltd	46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,755,120	*,e	Foxconn International Holdings Ltd	$1,925
841,278		Foxconn Technology Co Ltd	3,376
1,135,163		Fuji Folms Holdings Corp	41,050
2,881,262		Fujitsu Ltd	20,051
14,000	*	Fulltech Fiber Glass Corp	14
28,700		Furuno Electric Co Ltd	141
22,821	*	G Tech Optoelectronics Corp	110
275,075	e	Gemalto NV	11,706
50,000		Gemtek Technology Corp	76
8,000		GeoVision, Inc	29
140,413	*,e	Gerber Scientific, Inc	1,105
41,000		Getac Technology Corp	26
20,000	*	Giantplus Technology Co Ltd	14
95,000		Gigabyte Technology Co Ltd	100
22,000		Gigastorage Corp	34
40,103	*	Gilat Satellite Networks Ltd	203
32,000		Global Brands Manufacture Ltd	22
109,556	*,e	Globecomm Systems, Inc	1,096
88,000	*	Gold Circuit Electronics Ltd	41
42,000		Great Wall Technology Co Ltd	21
54,900		Hakuto Co Ltd	555
521,438		Halma plc	2,919
117,600		Hamamatsu Photonics KK	4,299
109,200		Hana Microelectronics PCL	91
45,000		Hannstar Board Corp	33
5,539,441	*	HannStar Display Corp	1,123
489,722	*,e	Harmonic, Inc	4,197
779,113		Harris Corp	35,294
333,790	*,e	Harris Stratex Networks, Inc (Class A)	1,692
15,963,123	e	Hewlett-Packard Co	672,048
1,815,967		High Tech Computer Corp	56,055
57,373	*	Himachal Futuristic Communications	14
10,200		Hioki EE Corp	212
27,359		Hirose Electric Co Ltd	3,083
87,249		Hitachi High-Technologies Corp	2,040
65,000		Hitachi Kokusai Electric, Inc	646
18,484,160	*	Hitachi Ltd	98,579
10,000		HiTi Digital, Inc	15
53,000		Holystone Enterprise Co Ltd	67
15,159,829		Hon Hai Precision Industry Co, Ltd	61,094
46,695	e	Horiba Ltd	1,325
80,900		Hosiden Corp	954
574,933	*	Hoya Corp	13,964
40,202	*	Hughes Communications, Inc	1,626
1,973		Humax Co Ltd	29
134,785	*,e	Hutchinson Technology, Inc	500
176,221	*	Hypercom Corp	1,475
293,674	*	Ibiden Co Ltd	9,267
31,000		Ichia Technologies, Inc	18
25,000		I-Chiun Precision Industry Co Ltd	32
12,200	e	Icom, Inc	334
21,000		ICP Electronics, Inc	30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,500	*	IdeiasNet S.A.	$17
795,434	*	Imagination Technologies Group plc	4,472
162,323	*,e	Imation Corp	1,674
136,882	*,e	Immersion Corp	918
2,359		Inficon Holding AG.	453
365,944	*,e	Infinera Corp	3,780
52,000		Infortrend Technology, Inc	70
45,714		Ingenico	1,655
469,026	*	Ingram Micro, Inc (Class A)	8,954
6,161,243		InnoLux Display Corp	8,516
251,840	*	Insight Enterprises, Inc	3,314
415,000	e	Inspur International Ltd	36
805		Intelligent Digital Integrated Security	13
189,570	*,e	InterDigital, Inc	7,894
1,377		Interflex Co Ltd	40
206,656	*	Intermec, Inc	2,616
116,564	*,e	Intevac, Inc	1,633
881		INTOPS Co Ltd	19
4,091,356		Inventec Co Ltd	2,315
114,890	*,e	IPG Photonics Corp	3,633
40,000		ITEQ Corp	61
256,633	*	Itron, Inc	14,230
59,212		Ituran Location and Control Ltd	1,031
167,805	*	Ixia	2,816
9,000	*	J Touch Corp	33
580,378		Jabil Circuit, Inc	11,660
132,000		Japan Aviation Electronics Industry Ltd	1,052
18,900	e	Japan Cash Machine Co Ltd	158
54,400		Japan Digital Laboratory Co Ltd	619
111,000	*,e	Japan Radio Co Ltd	332
370,300		JCY International BHD	97
4,096,821	*	JDS Uniphase Corp	59,322
53,096	*	Jenoptik AG.	383
3,000		Jentech Precision Industrial Co Ltd	16
13,000		Jess-Link Products Co Ltd	31
138,000		Ju Teng International Holdings Ltd	67
2,506,179	*	Juniper Networks, Inc	92,527
27,600		Kaga Electronics Co Ltd	354
14,176		Kapsch TrafficCom AG.	1,364
46,083		Keyence Corp	13,350
1,354		KH Vatec Co Ltd	26
1,479,776		Kingboard Chemical Holdings Ltd	8,862
205,000	*	Kinpo Electronics	76
1,665	*	KMW Co Ltd	10
73,400		Koa Corp	942
740,163		Konica Minolta Holdings, Inc	7,694
46,641		Kudelski S.A.	998
69,451	*	KVH Industries, Inc	830
50,000		KYE Systems Corp	45
265,331		Kyocera Corp	27,092
377,983	*,e	L-1 Identity Solutions, Inc	4,502
471,322		Laird Group plc	1,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

282,644		Largan Precision Co Ltd	$7,028
16,515,700	e	Lenovo Group Ltd	10,582
967,991	*,e	Lexmark International, Inc (Class A)	33,705
12,090		LG Innotek Co Ltd	1,427
366,682		LG.Philips LCD Co Ltd	12,859
64,000	*	Lite-On Semiconductor Corp	45
4,651,334		Lite-On Technology Corp	6,397
95,468	e	Littelfuse, Inc	4,493
24,562	*,e	Logitech International S.A.	468
1,797	*	LoJack Corp	12
57,334	*,e	Loral Space & Communications, Inc	4,386
6,000		Lotes Co Ltd	32
21,000		Lumax International Corp Ltd	43
27,100		Macnica, Inc	679
7,000		Mag Layers Scientific-Technics Co Ltd	20
145,000		Marubun Corp	854
113,929	*,e	Maxwell Technologies, Inc	2,152
859,000	m	Meadville Holdings Ltd	141
65,952	*,e	Measurement Specialties, Inc	1,936
21,800	*,e	Megachips Corp	442
20,200		Meiko Electronics Co	480
29,500	e	Melco Holdings, Inc	1,032
140,334	*,e	Mercury Computer Systems, Inc	2,579
23,491	*,e	Meru Networks, Inc	362
178,803	e	Methode Electronics, Inc	2,319
69,000	*	Microelectronics Technology, Inc	44
163,000		Micro-Star International Co Ltd	96
384,630	*,e	Microvision, Inc	715
130	*	MidgardXXI, Inc	0	^
17,000		MIN AIK Technology Co Ltd	56
1,195,622		Mitac International	576
68,467		Mitsumi Electric Co Ltd	1,260
66,000		MOBI Development Co Ltd	22
271,335	e	Molex, Inc	6,165
11,026		Moser Baer India Ltd	15
8,890,147	*	Motorola, Inc	80,633
66,994	e	MTS Systems Corp	2,510
88,874	*,e	Multi-Fineline Electronix, Inc	2,354
445,410		Murata Manufacturing Co Ltd	31,215
272,078		Nan Ya Printed Circuit Board Corp	1,012
38,000	*	Nanjing Panda Electronics	11
124,189		National Instruments Corp	4,674
460,508	*	NCR Corp	7,078
959,137		NEC Corp	2,882
19,300		NEC Mobiling Ltd	565
35,940	e	Neopost S.A.	3,131
460,480	*,e	Net Insight AB	235
1,606,023	*,e	NetApp, Inc	88,267
154,950	*	Netgear, Inc	5,219
5,000		Netronix, Inc	13
170,064	*	Network Engines, Inc	258
144,448	*,e	Network Equipment Technologies, Inc	669

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,000		Newmax Technology Co Ltd	$33
177,068	*,e	Newport Corp	3,076
91,597	*,e	Nichicon Corp	1,296
24,200		Nidec Copal Electronics Corp	194
52,000		Nidec Sankyo Corp	427
21,500	e	Nihon Dempa Kogyo Co Ltd	409
19,800		Nippon Ceramic Co Ltd	352
183,000	*,e	Nippon Chemi-Con Corp	933
768,765		Nippon Electric Glass Co Ltd	11,097
31,000		Nohmi Bosai Ltd	202
5,648,755		Nokia Oyj	58,425
95,994		Nolato AB (B Shares)	1,185
298		Nortel Networks Netas Telekomunikasyon AS.	13
140,129	*,e	Novatel Wireless, Inc	1,338
51,754	*	Occam Networks, Inc	449
1,494,000	*	Oki Electric Industry Co Ltd	1,288
314,707		Omron Corp	8,338
70,000	*	O-NET COMMUNICATIONS GROUP	49
106,187	*,e	Oplink Communications, Inc	1,961
155,671	*,e	OpNext, Inc	274
34,000		Osaki Electric Co Ltd	295
121,686	*,e	OSI Systems, Inc	4,425
60,000		Pan-International Industrial	95
8,000		Paragon Technologies Co Ltd	16
91,607	e	Park Electrochemical Corp	2,748
33,449	*	Parrot S.A.	1,077
1,718		Partron Co Ltd	33
52,217	*,e	PC Connection, Inc	463
109,345	*,e	PC-Tel, Inc	656
2,302,217	*	Pegatron Technology Corp	3,316
1,871		People & Telecommunication, Inc	11
1,784		Phoenix Mecano AG.	1,259
278,466		Plantronics, Inc	10,365
177,860	*,e	Plexus Corp	5,503
584,518	*	Polycom, Inc	22,785
22,000		Portwell, Inc	23
3,300		Positivo Informatica S.A.	19
23,000		Power Quotient International Co Ltd	14
442,316	*,e	Power-One, Inc	4,512
590,320	*,e	Powerwave Technologies, Inc	1,499
899,829		Premier Farnell plc	4,025
120,514	*,e	Presstek, Inc	268
4,305,000	*	Prime View International Co Ltd	8,726
10,000		P-Two Industries, Inc	15
746,788	*,e	QLogic Corp	12,710
9,436,663	e	Qualcomm, Inc	467,019
3,619,250		Quanta Computer, Inc	7,597
29,000		Quanta Storage, Inc	31
1,003,608	*,e	Quantum Corp	3,733
136,282	*,e	Rackable Systems, Inc	1,231
127,999	*,e	Radisys Corp	1,139
59,581	e	Renishaw plc	1,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

801,266	*	Research In Motion Ltd (Canada)	$46,796
105,525		Richardson Electronics Ltd	1,234
2,146,912		Ricoh Co Ltd	31,467
52,386	*,e	Rimage Corp	781
36,300		Riso Kagaku Corp	640
454,000	*	Ritek	134
670,787	*,e	Riverbed Technology, Inc	23,592
134,162	*,e	Rofin-Sinar Technologies, Inc	4,755
71,834	*,e	Rogers Corp	2,748
13,300	e	Roland DG Corp	215
60,500		Ryosan Co Ltd	1,568
32,700		Ryoyo Electro Corp	381
1,160		Sam Young Electronics Co Ltd	12
80,089		Samsung Electro-Mechanics Co Ltd	8,751
44,002		Samsung SDI Co Ltd	6,514
2,259,648	*,e	SanDisk Corp	112,666
382,613	*	Sandvine Corp	1,081
339,103	*	Sanmina-SCI Corp	3,893
33,200		Sanshin Electronics Co Ltd	276
136,042	*,e	Scansource, Inc	4,340
7,000		Sea Sonic Electronics Co Ltd	13
177,753	*	Seachange International, Inc	1,520
6,323,462	*	Seagate Technology, Inc	95,042
634,686		Seiko Epson Corp	11,570
39,000		Senao International Co Ltd	79
46,126		SFA Engineering Corp	1,992
19,200	*	Shanghai Potevio Co Ltd	13
20,700	*	Shenzhen SEG Co Ltd	8
230,189	e	Shimadzu Corp	1,789
46,400		Shinko Shoji Co Ltd	387
199,268	*,e	ShoreTel, Inc	1,556
51,000	*	Shuttle, Inc	38
45,253	*	Sierra Wireless, Inc	676
76,000		SIM Technology Group Ltd	14
252,490		Simplo Technology Co Ltd	1,836
24,000		Sinbon Electronics Co Ltd	19
1,268		Sindoh Co Ltd	61
108,000	*	Sintek Photronic Corp	92
11,000		Sirtec International Co Ltd	23
237,429	*	Smart Modular Technologies WWH, Inc	1,368
61,300	*	Smart Technologies, Inc	578
751,478	*,e	Smart Technologies, Inc (Class A)	7,094
114,000	e	SMK Corp	628
43,000	*	SNU Precision Co Ltd	665
913,036	*,e	Sonus Networks, Inc	2,438
159,234		Spectris plc	3,255
64,743	*	Spectrum Control, Inc	970
935,920		Spirent Communications plc	2,157
53,100		Star Micronics Co Ltd	577
166,430	*,e	STEC, Inc	2,937
29,483		Sterlite Technologies Ltd	50
87,801	*,e	Stratasys, Inc	2,866

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,000		Sunrex Technology Corp	$48
98,180	*,e	Super Micro Computer, Inc	1,133
1,114		Suprema, Inc	12
14,000		Supreme Electronics Co Ltd	11
36,500	*	SVA Electron Co Ltd	22
72,323	e	Sycamore Networks, Inc	1,489
269,372	*,e	Symmetricom, Inc	1,910
148,556	*,e	Synaptics, Inc	4,365
15,000		Syncmold Enterprise Corp	25
134,862	*,e	SYNNEX Corp	4,208
1,526,198		Synnex Technology International Corp	4,120
14,000		Taiflex Scientific Co Ltd	32
17,000		Taiwan PCB Techvest Co Ltd	26
156,803	e	Taiyo Yuden Co Ltd	2,395
82,000	e	Tamura Corp	250
103,000		TCL Communication Technology Holdings Ltd	101
203,655		TDK Corp	14,172
119,120	*,e	Tech Data Corp	5,244
183,698	e	Technitrol, Inc	977
32,000	*	Tecom Co Ltd	10
336,070	*,e	Tekelec	4,003
1,119,273		Tellabs, Inc	7,589
25,847	e	Tessco Technologies, Inc	412
19,000		Test Research, Inc	31
19,000		Thinking Electronic Industrial Co Ltd	30
15,108		Thrane & Thrane AS	645
60,439		TKH Group NV	1,584
107,000	*,e	Toko, Inc	208
155,105	*	Tokyo Denpa Co Ltd	1,173
1,249	*	Tollgrade Communications, Inc	12
16,000		Tong Hsing Electronic Industries Ltd	71
113,200	e	Topcon Corp	699
26,000		Topoint Technology Co Ltd	29
4,968,173	*	Toshiba Corp	27,047
271,000		Toshiba TEC Corp	1,315
35,900		Toyo Corp/Chuo-ku	385
10,000	*	TPK HOLDING CO Ltd	230
188,000	e	Tpv Technology Ltd	120
252,702	*,e	Trimble Navigation Ltd	10,090
480,507		Tripod Technology Corp	1,961
42,000		Truly International Holdings	68
519,560		TT electronics plc	1,393
388,160	*,e	TTM Technologies, Inc	5,787
50,000		TXC Corp	96
799,700		Tyco Electronics Ltd	28,309
6,914	*	U-Blox AG.	372
1,331		Uju Electronics Co Ltd	39
83,000	*	Uniden Corp	257
2,945,756		Unimicron Technology Corp	5,739
39,000	*	Unitech Printed Circuit Board Corp	26
129,703	*,e	Universal Display Corp	3,975
632,508	*,e	Utstarcom, Inc	1,303

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

48		V Technology Co Ltd	$281
384,795		Venture Corp Ltd	2,776
146,106	*,e	Viasat, Inc	6,489
13,778	*,e	Viasystems Group, Inc	277
1,998,706	*,e	Vishay Intertechnology, Inc	29,341
65,046	*,e	Vishay Precision Group, Inc	1,225
714,000		VST Holdings Ltd	210
216,800	e	Vtech Holdings Ltd	2,551
498	e	Wacom Co Ltd	792
8,000		Wah Hong Industrial Corp	20
1,464,767		Wah Lee Industrial Corp	2,929
49,000	*	Walsin Technology Corp	33
90,000		Wasion Group Holdings Ltd	60
48,000		Weikeng Industrial Co Ltd	45
13,000		Wellypower Optronics Corp	14
2,077,260	*	Western Digital Corp	70,419
142,800		Wi-Lan, Inc	919
49,043		Wincor Nixdorf AG.	3,998
1,281,000	*	Wintek Corp	2,201
2,758,116		Wistron Corp	5,619
32,000		Wistron NeWeb Corp	77
410	*	Woojin, Inc	9
1,028,870		WPG Holdings Co Ltd	1,987
33,000		WT Microelectronics Co Ltd	53
36,000	*	WUS Printed Circuit Co Ltd	27
9,988,949	e	Xerox Corp	115,072
133,905	*,e	X-Rite, Inc	612
151,335	*,e	Xyratex Ltd	2,468
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
719,000		Yageo Corp	354
99,193	e	Yamatake Corp	2,352
209,005	e	Yaskawa Electric Corp	1,977
207,394	*	Yokogawa Electric Corp	1,650
109,393		Young Fast Optoelectronics Co Ltd	1,045
12,000		Yufo Electronics Co Ltd	11
172,588	*	Zebra Technologies Corp (Class A)	6,557
50,000		Zinwell Corp	98
763,447		ZTE Corp	3,035
80,022	*,e	Zygo Corp	979
77,000	*	Zyxel Communications	78

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,535,767

TELECOMMUNICATION SERVICES - 3.3%
14,471	*	012 Smile.Communications Ltd	532
95,589		AboveNet, Inc	5,588
1,772,800		Advanced Info Service PCL	4,955
159,629	f	AFK Sistema (GDR) (purchased 06/30/05, cost $2,912)	3,980
196,394	e	Alaska Communications Systems Group, Inc	2,180
9,798		Allied Technologies Ltd	98
31,968,230	e	America Movil S.A. de C.V. (Series L)	91,815
1,570,453	*	American Tower Corp (Class A)	81,098
28,503,669	e	AT&T, Inc	837,439

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,698	e	Atlantic Tele-Network, Inc	$1,484
210,500	*,e	Axtel SAB de CV	121
472,940	e	BCE, Inc	16,810
75,233		Belgacom S.A.	2,526
2,506,884		Bezeq Israeli Telecommunication Corp Ltd	7,644
752,187		Bharti Airtel Ltd	6,036
701,962		Brasil Telecom S.A. (Preference)	5,074
25,103,172		BT Group plc	70,762
7,743,439		Cable & Wireless plc	5,859
1,796,847		Cable & Wireless Worldwide	1,841
115,337	*,e	Cbeyond Communications, Inc	1,762
58,019		Cellcom Israel Ltd	1,884
1,234,282	e	CenturyTel, Inc	56,987
3,137,768		China Communications Services Corp Ltd	1,869
9,504,910		China Mobile Hong Kong Ltd	94,403
25,381,637		China Telecom Corp Ltd	13,290
8,635,215	e	China Unicom Ltd	12,354
7,463,648		Chunghwa Telecom Co Ltd	18,969
997,884	*,e	Cincinnati Bell, Inc	2,794
1,320,000	e	Citic 1616 Holdings Ltd	421
566,000	*	Citic 21CN Co Ltd	69
436,000		City Telecom (HK) Ltd	317
469,174	*,e	Clearwire Corp (Class A)	2,416
188,215	*,e	Cogent Communications Group, Inc	2,661
701,351	*,e	Colt Telecom Group S.A.	1,506
188,295	f	Comstar United Telesystems (GDR) (purchased 03/13/06, cost $962)	1,259
169,158		Consolidated Communications Holdings, Inc	3,265
1,114,117	*,e	Crown Castle International Corp	48,832
6,003,523		Deutsche Telekom AG.	77,457
801,600		Digi.Com BHD	6,395
85,132		Drillisch AG.	694
42,392		Egyptian Co for Mobile Services	1,204
56,593		Elisa Oyj (Series A)	1,230
149,262		Empresa Nacional de Telecomunicaciones S.A.	2,609
3,072,019		Far EasTone Telecommunications Co Ltd	4,457
209,104	*,e	FiberTower Corp	933
709,129		France Telecom S.A.	14,778
273,651		Freenet AG.	2,888
6,277,013	e	Frontier Communications Corp	61,075
185,889	*	General Communication, Inc (Class A)	2,353
177,979	*	Global Crossing Ltd	2,299
309,217	*,e	Globalstar, Inc	448
41,100		Globe Telecom, Inc	751
28,203	*	GTL Infrastructure Ltd	27
16,295		Hellenic Telecommunications Organization S.A.	133
2,330,351		Hutchison Telecommunications Hong Kong Holdings Ltd	714
403,590	*,e	ICO Global Communications Holdings Ltd (Class A)	605
95,437	e	IDT Corp (Class B)	2,448
229,677		iiNET Ltd	681
7,011	e	Iliad S.A.	763
179,282		Inmarsat plc	1,883

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,173	*,e	Iridium Communications, Inc	$1,214
837,700		Jasmine International PCL	56
279,401	*	Jazztel plc	1,325
1,432,963		Kcom Group plc	1,307
4,584		KDDI Corp	26,480
161,000		Keppel Telecommunications & Transportation Ltd	177
191,882		KT Corp	7,820
189,104	*,e	Leap Wireless International, Inc	2,318
5,308,958	*,e	Level 3 Communications, Inc	5,203
340,726		LG Telecom Ltd	2,153
894,136		Magyar Telekom	2,218
58,722	*	Mahanagar Telephone Nigam	72
29,700		Manitoba Telecom Services, Inc	851
240,811		Maroc Telecom	4,322
68,900	*,e	Maxcom Telecomunicaciones SAB de C.V.	36
4,274,400		Maxis BHD	7,347
3,089,982	*,e	MetroPCS Communications, Inc	39,026
45,100	e	Millicom International Cellular S.A.	4,332
825,461		Mobile TeleSystems (ADR)	17,227
633,809		MobileOne Ltd	1,161
11,398		Mobistar S.A.	739
2,694,315		MTN Group Ltd	54,978
47,020	*	Netia S.A.	83
137,934	*	Neutral Tandem, Inc	1,992
1,142,928	*,e	NII Holdings, Inc (Class B)	51,043
1,690,251		Nippon Telegraph & Telephone Corp	76,508
137,571		NTELOS Holdings Corp	2,621
18,797		NTT DoCoMo, Inc	32,829
246		Okinawa Cellular Telephone Co	545
6,442,302		Orascom Telecom Holding SAE	4,794
755,681	*,e	PAETEC Holding Corp	2,826
112,991		Partner Communications	2,293
9,195,817		PCCW Ltd	4,070
71,367		Philippine Long Distance Telephone Co	4,160
81,853	e	Portugal Telecom SGPS S.A.	917
322,008	*,e	Premiere Global Services, Inc	2,190
4,777,500	*	PT Bakrie Telecom Tbk	125
233,500	*	PT Excelcomindo Pratama	137
1,382,676		PT Indosat Tbk	829
13,038,821		PT Telekomunikasi Indonesia Tbk (Series B)	11,505
186,222	*	QSC AG.	821
16,325,844	e	Qwest Communications International, Inc	124,240
913,819		Reliance Communication Ventures Ltd	2,970
579,172	e	Rogers Communications, Inc (Class B)	20,154
600	e	Rostelecom (ADR)	18
3,969,577		Royal KPN NV	57,926
367,494	*	SBA Communications Corp (Class A)	15,045
112,623	e	Shenandoah Telecom Co	2,109
7,843,379		Singapore Telecommunications Ltd	18,641
161,162	*	SK Broadband Co Ltd	768
55,299		SK Telecom Co Ltd	8,454
29,200	e	SK Telecom Co Ltd (ADR)	544

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

625,000		SmarTone Telecommunications Holding Ltd	$1,196
1,960,964		Softbank Corp	67,893
252,616	*,e	SONAECOM - SGPS S.A.	456
24,075,609	*,e	Sprint Nextel Corp	101,840
473,676		StarHub Ltd	971
54,170		Swisscom AG.	23,817
375,665	*,e	Syniverse Holdings, Inc	11,589
3,366,715		Taiwan Mobile Co Ltd	8,048
569,409		TalkTalk Telecom Group plc	1,420
138,913	*	Tata Teleservices Maharashtra Ltd	60
77,013		Tele Norte Leste Participacoes S.A.	1,499
480,860		Tele Norte Leste Participacoes S.A. (Preference)	7,036
417,479		Tele2 AB (B Shares)	8,665
1,531,784		Telecom Corp of New Zealand Ltd	2,590
864,519		Telecom Egypt	2,693
27,811,996		Telecom Italia RSP	30,178
12,101,273		Telecom Italia S.p.A.	15,637
64,686		Telecom Plus plc	459
162,407		Telefonica O2 Czech Republic AS	3,306
3,907,768		Telefonica S.A.	88,590
7,441,322	e	Telefonos de Mexico S.A. de C.V. (Series L)	6,031
21,713		Telekom Austria AG.	305
2,287,600		Telekom Malaysia BHD	2,604
1,239,226		Telekomunikacja Polska S.A.	6,844
57,496		Telemar Norte Leste S.A.	1,654
76,894		Telenet Group Holding NV	3,029
1,848,643		Telenor ASA	30,034
562,834	e	Telephone & Data Systems, Inc	20,572
228,618		Telesp Celular Participacoes S.A.	7,341
1,039,908		TeliaSonera AB	8,241
408,612		Telkom S.A. Ltd	2,357
11,598,768		Telstra Corp Ltd	33,098
63,513		TELUS Corp	2,905
357,599	e	TELUS Corp, non-voting shares	15,555
207,600	*	Thaicom PCL	43
1,015,260		Tim Participacoes S.A.	3,370
359,100	*	Time dotCom BHD	93
5,025,200	*	TM International BHD	7,741
95,500		Total Access Communication PCL	133
455,942		TPG Telecom Ltd	760
562,800	*	True Corp PCL	133
8,406		Tulip Telecom Ltd	33
886,187		Turk Telekomunikasyon AS	3,731
1,116,299		Turkcell Iletisim Hizmet AS	7,628
470,182	*,e	tw telecom inc (Class A)	8,017
217,661	*,e	US Cellular Corp	10,870
175,426	e	USA Mobility, Inc	3,117
16,872,752		Verizon Communications, Inc	603,707
649,438	e	Vodacom Group Pty Ltd	7,540
63,308,186		Vodafone Group plc	163,652
478,451	e	Vodafone Group plc (ADR)	12,645
867,590	*,e	Vonage Holdings Corp	1,943

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,705,020		Windstream Corp	$23,768

		TOTAL TELECOMMUNICATION SERVICES	3,606,681

TRANSPORTATION - 2.1%
54,853		Abertis Infraestructuras S.A.	986
58,961	*	ACE Aviation Holdings, Inc (Class A)	758
31,232		Aegean Airlines S.A.	90
272,473	*	AER Lingus	399
89,903		Aeroports de Paris	7,097
53,088	*	Air Berlin plc	263
90,100	*,e	Air Canada (Class A)	313
4,992,600	*,e	Air China Ltd	5,607
519,014	*,e	Air France-KLM	9,453
385,303	e	Air New Zealand Ltd	450
273,286	*,e	Air Transport Services Group, Inc	2,159
1,440,500	*	AirAsia BHD	1,182
681,002	*,e	Airtran Holdings, Inc	5,033
204,604	*,e	Alaska Air Group, Inc	11,599
130,528	e	Alexander & Baldwin, Inc	5,225
538,752		All America Latina Logistica S.A.	4,868
860,439	*	All Nippon Airways Co Ltd	3,211
64,805	e	Allegiant Travel Co	3,191
41,677	*,e	Amerco, Inc	4,003
1,307,768	*,e	AMR Corp	10,188
84,000		Anhui Expressway Co	74
98,713	e	Ansaldo STS S.p.A.	1,414
128		AP Moller - Maersk AS (Class A)	1,128
1,190		AP Moller - Maersk AS (Class B)	10,776
129,694		Arkansas Best Corp	3,556
7,665,741	*	Asciano Group	12,506
14,230	*	Asiana Airlines	121
133,220	*,e	Atlas Air Worldwide Holdings, Inc	7,438
819,149		Auckland International Airport Ltd	1,391
1,109,434	e	Australian Infrastructure Fund	2,133
124,982		Autostrada Torino-Milano S.p.A.	1,678
233,198		Autostrade S.p.A.	4,758
438,171	*,e	Avis Budget Group, Inc	6,818
128,314	*	Avis Europe plc	474
65,850	e	Baltic Trading Ltd	672
83,000		Bangkok Expressway PCL	54
331,000	*	Bangkok Metro PCL	8
738,849		BBA Aviation plc	2,553
2,755,600	e	Beijing Capital International Airport Co Ltd	1,471
43,077		Brisa-Auto Estradas de Portugal S.A.	300
10,213,700	*,e	British Airways plc	43,393
1,104,118	e	Canadian National Railway Co	73,678
268,583	e	Canadian Pacific Railway Ltd	17,455
4,360,896		Cathay Pacific Airways Ltd	12,034
38,740	*	Cebu Air, Inc	100
168,379	*,e	Celadon Group, Inc	2,490
1,621		Celebi Hava Servisi	25
2,851		Central Japan Railway Co	23,878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

329,628		CH Robinson Worldwide, Inc	$26,433
2,910,127	*	China Airlines	2,575
1,768,038	e	China Merchants Holdings International Co Ltd	6,983
5,791,600	*,e	China Shipping Container Lines Co Ltd	2,563
2,166,700		China Shipping Development Co Ltd	2,888
2,596,000	*,e	China Southern Airlines Co Ltd	1,590
26,000		Chinese Maritime Transport Ltd	61
27,751		Clarkson plc	489
2,929,546		ComfortDelgro Corp Ltd	3,538
19,416		Compagnie Maritime Belge S.A.	598
268,487		Companhia de Concessoes Rodoviarias	7,586
171,887	*	Compania SudAmericana de Vapores S.A.	214
7,003,402	e	ConnectEast Group	3,044
829,400	e	Con-way, Inc	30,331
95,176	e	Copa Holdings S.A. (Class A)	5,600
4,183,975	e	COSCO Holdings	4,435
2,766,000		COSCO Pacific Ltd	4,818
291,894	*	Costamare, Inc	4,221
1,995,444		CSX Corp	128,926
293,000		CWT Ltd	228
30,517		D/S Norden	1,108
173,000	*,e	Daiichi Chuo Kisen Kaisha	435
232,000	e	Dalian Port PDA Co Ltd	96
81,800		Dazhong Transportation Group Co Ltd	59
4,255,712	*	Delta Air Lines, Inc	53,622
759,267		Deutsche Lufthansa AG.	16,594
2,066,633		Deutsche Post AG.	35,073
3,785	*	Dfds AS	284
125,035	*	Dollar Thrifty Automotive Group, Inc	5,909
271,918		DSV AS	6,011
72,459	*	Dynamex, Inc	1,794
344,883	*,e	Eagle Bulk Shipping, Inc	1,718
588,805		East Japan Railway Co	38,292
235,547	*	easyJet plc	1,616
162,000		EcoRodovias Infraestrutura e Logistica S.A.	1,247
1,000	*	Eitzen Chemical ASA	0	^
1,892,520	*	Eva Airways Corp	2,389
608,500		Evergreen International Storage & Transport Corp	596
1,752,722	*	Evergreen Marine Corp Tawain Ltd	1,821
271,131	*,e	Excel Maritime Carriers Ltd	1,526
492,940	e	Expeditors International Washington, Inc	26,915
15,000	*	Farglory F T Z Investment Holding Co Ltd	17
1,301,208	e	FedEx Corp	121,025
16,000		First Steamship Co Ltd	37
1,077,473		Firstgroup plc	6,691
16,373	e	Flughafen Wien AG.	1,121
5,702		Flughafen Zuerich AG.	2,330
191,464	*,b,m	FLYi, Inc	1
62,707		Forth Ports plc	1,315
128,167	e	Forward Air Corp	3,637
105,622		Fraport AG. Frankfurt Airport Services Worldwide	6,656
206,789		Freightways Ltd	511

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

338,000	e	Fukuyama Transporting Co Ltd	$1,798
2,247,929	*	Gemina S.p.A.	1,597
148,258	*,e	Genco Shipping & Trading Ltd	2,135
166,993	*,e	Genesee & Wyoming, Inc (Class A)	8,842
8,823	f	Globaltrans Investment plc (GDR) (purchased 07/10/10, cost $130)	150
16,000		GLOVIS Co Ltd	2,101
77,084		Go-Ahead Group plc	1,588
141,862		Gol Linhas Aereas Inteligentes S.A.	2,145
433,000	e	Golden Ocean Group Ltd	603
398,000	e	Goodpack Ltd	636
77,934		Grindrod Ltd	224
368,296		Groupe Eurotunnel S.A.	3,238
34,700	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	66
976,891		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,983
41,800		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	237
51,700		Guangdong Provincial Expressway Development Co Ltd	25
2,000,000	e	Guangshen Railway Co Ltd	787
148,000		GZI Transportation Ltd	86
23,000	*	Hainan Meilan International Airport Co Ltd	29
203,117	e	Hamburger Hafen und Logistik AG.	9,379
73,290	*	Hanjin Shipping Co Ltd	2,486
1,170	*	Hanjin Shipping Holdings Co Ltd	19
1,090		Hanjin Transportation Co Ltd	33
60,052		Hargreaves Services plc	765
287,256	*	Hawaiian Holdings, Inc	2,252
339,902	e	Heartland Express, Inc	5,445
1,170,798	*	Hertz Global Holdings, Inc	16,965
82,900	e	Hitachi Transport System Ltd	1,286
57,200		Hong Kong Aircraft Engineerg	956
7,585		Hopewell Highway Infrastructure Ltd	6
129,705	e	Horizon Lines, Inc (Class A)	567
221,485	*	Hub Group, Inc (Class A)	7,783
50,280		Hyundai Merchant Marine Co Ltd	1,708
240,433	*	Iberia Lineas Aereas de Espana	1,027
107,757	e	Iino Kaiun Kaisha Ltd	487
214,200		International Container Term Services, Inc	220
37,281	e	International Shipholding Corp	947
27,900		Inui Steamship Co Ltd	166
23,422	*	Irish Continental Group plc	486
683,559	e	J.B. Hunt Transport Services, Inc	27,896
52,855	e	Japan Airport Terminal Co Ltd	816
89,500		Jazz Air Income Fund	468
3,839	*	Jet Airways India Ltd	66
2,640,169	*,e	JetBlue Airways Corp	17,452
4,154,000		Jiangsu Express	4,756
42,500	*	Jinzhou Port Co Ltd	21
13,800	*	Julio Simoes Logistica S.A.	93
660,477		Kamigumi Co Ltd	5,548
647,715	*	Kansas City Southern Industries, Inc	31,000
1,508,455	*	Kawasaki Kisen Kaisha Ltd	6,633

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

385,671	e	Keihin Electric Express Railway Co Ltd	$3,406
474,465		Keio Corp	3,238
226,454		Keisei Electric Railway Co Ltd	1,512
17,181	*	Kingfisher Airlines Ltd	25
2,127,774	e	Kintetsu Corp	6,657
19,900	e	Kintetsu World Express, Inc	569
188,568	*,e	Kirby Corp	8,306
261,472		Knight Transportation, Inc	4,968
90,672		Koninklijke Vopak NV	4,283
1,423	*	Korea Express Co Ltd	118
1,181	*	Korea Line Corp	27
52,283	*	Korean Air Lines Co Ltd	3,206
54,538		Kuehne & Nagel International AG.	7,583
173,754		Lan Airlines S.A.	5,421
264,835	e	Landstar System, Inc	10,842
100,010	*	LLX Logistica S.A.	285
205,092		Localiza Rent A CAR	3,323
5,000	*	Log-in Logistica Intermodal S.A.	31
510,657		Macquarie Airports	1,562
625,599	*,e	Macquarie Atlas Roads Group	973
221,765		Mainfreight Ltd	1,348
69,400		Malaysia Airports Holdings BHD	141
1,157,466	*	Malaysian Airline System BHD	785
26,800		Malaysian Bulk Carriers BHD	25
64,878		Marten Transport Ltd	1,387
133,000		Maruzen Showa Unyu Co Ltd	434
31,252		Mercator Lines Ltd	41
241,301		Mermaid Marine Australia Ltd	743
2,296	*	Minoan Lines S.A.	9
1,500,000		MISC BHD	4,067
89,734	e	Mitsubishi Logistics Corp	1,196
1,808,238		Mitsui OSK Lines Ltd	12,339
123,610		Mitsui-Soko Co Ltd	516
1,412,567		MTR Corp	5,143
605,926	*	National Express Group plc	2,371
2,329,378	*,e	Neptune Orient Lines Ltd	3,957
721,469		Nippon Express Co Ltd	3,252
175,000		Nippon Konpo Unyu Soko Co Ltd	2,130
4,886,529		Nippon Yusen Kabushiki Kaisha	21,667
466,714	e	Nishi-Nippon Railroad Co Ltd	1,954
96,000		Nissin Corp	246
1,747,062	e	Norfolk Southern Corp	109,750
239,372	*	Northgate plc	1,052
27,912	*,e	Norwegian Air Shuttle AS	562
10,265	f	Novorossiysk Commercial Sea Port (GDR) (purchased 07/06/10, cost $101)	103
515,897	e	Odakyu Electric Railway Co Ltd	4,804
56,241	e	Oesterreichische Post AG.	1,858
194,653	*,e	Old Dominion Freight Line	6,227
295,148		Orient Overseas International Ltd	2,863
176,017	*,e	Pacer International, Inc	1,204
2,869,911		Pacific Basin Shipping Ltd	1,909
14,505	*,e	PAM Transportation Services, Inc	163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,886		Panalpina Welttransport Holding AG.	$2,434
34,440	*	Park-Ohio Holdings Corp	720
7,851	*,e	Patriot Transportation Holding, Inc	730
90,807	*	Pinnacle Airlines	717
10,200		Piraeus Port Authority	157
2,146,600		PLUS Expressways BHD	3,147
373,105	*	PortX Operacoes Portuarias S.A.	834
77,000		Precious Shipping PCL	46
641,000	*	PT Berlian Laju Tanker Tbk	23
398,000		PT Jasa Marga Tbk	151
7,091,684	*	Qantas Airways Ltd	18,424
2,266,713	*	QR National Ltd	6,376
19,653	*,e	Quality Distribution, Inc	179
92,615	*	RailAmerica, Inc	1,199
40,200	*	Regional Container Lines PCL	20
138,781	*,e	Republic Airways Holdings, Inc	1,016
53,000	e	Road King Infrastructure	48
56,698	*	Roadrunner Transportation Services Holdings, Inc	820
55,719		Ryanair Holdings plc	281
500		Ryanair Holdings plc (ADR)	15
491,763		Ryder System, Inc	25,886
725,000	e	Sagami Railway Co Ltd	2,402
79,836	*,e	Saia, Inc	1,324
96	*,m	SAir Group	0	^
388,000		Sankyu, Inc	1,763
20,400		Santos Brasil Participacoes S.A.	283
232,067	*,e	SAS AB	776
43,275		SAVE S.p.A.	444
2,970		Sebang Co Ltd	41
284,000		Seino Holdings Corp	1,952
116,000		Senko Co Ltd	414
18,300		Shandong Airlines Co Ltd	36
20,700		Shanghai Jinjiang International Investment Holdings Co	22
10,400		Shenzhen Chiwan Petroleum	16
38,100		Shenzhen Chiwan Wharf Holdings Ltd	67
112,000		Shenzhen Expressway Co Ltd	66
1,585,000		Shenzhen International Holdings	135
114,000		Shibusawa Warehouse Co Ltd	403
45,000		Shih Wei Navigation Co Ltd	61
118,000	e	Shinwa Kaiun Kaisha Ltd	295
1,372,000	e	Shun TAK Holdings Ltd	858
49,000		Sincere Navigation	59
783,846		Singapore Airlines Ltd	9,345
970,968		Singapore Airport Terminal Services Ltd	2,179
3,716,423		Singapore Post Ltd	3,417
316,000		Sinotrans Ltd	87
281,000	e	Sinotrans Shipping Ltd	106
10,161		Sixt AG.	516
11,977		Sixt AG. (Preference)	417
29,000	*	Skymark Airlines, Inc	423
258,643	e	Skywest, Inc	4,040
1,051,000	e	SMRT Corp Ltd	1,662

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,016		Societa Iniziative Autostradali e Servizi S.p.A.	$1,314
2,954,625	e	Southwest Airlines Co	38,351
24,990	*	SpiceJet Ltd	45
1,311,397	e	Stagecoach Group plc	4,339
293,648		Stobart Group Ltd	657
42,100		Stolt-Nielsen S.A.	1,028
136,240		STX Pan Ocean Co Ltd	1,375
228,767	e	Sumitomo Warehouse Co Ltd	1,206
1,730,466	*,e	Swift Transportation Co, Inc	21,648
68,000		T JOIN Transportation Co	69
78		Tam S.A.	2
237,470		Tam S.A. (Preference)	5,573
5,600		Tegma Gestao Logistica	86
666,300		Thai Airways International PCL	1,083
15,000	*	Thoresen Thai Agencies PCL	10
31,600	*	Tianjin Marine Shipping Co Ltd	17
342,000	e	Tianjin Port Development Holdings Ltd	81
379,000	*,e	Tiger Airways Holdings Ltd	549
1,839,482		TNT NV	48,547
670,497	e	Tobu Railway Co Ltd	3,766
1,248,227		Tokyu Corp	5,719
724,860	e	Toll Holdings Ltd	4,248
11,400		TPI-Triunfo Participacoes e Investimentos S.A.	67
105,456	e	TransForce, Inc	1,332
1,064,153	e	Transurban Group	5,573
593,997		Turk Hava Yollari	2,077
2,303,521	*,e	UAL Corp	54,870
96,645	*,e	Ultrapetrol Bahamas Ltd	621
723,700		U-Ming Marine Transport Corp	1,576
3,014,222	e	Union Pacific Corp	279,299
6,096,164	e	United Parcel Service, Inc (Class B)	442,461
46,078	e	Universal Truckload Services, Inc	734
825,702	*,e	US Airways Group, Inc	8,265
36,321	*,e	USA Truck, Inc	481
1,026,389	e	UTI Worldwide, Inc	21,759
232		Vantec Corp	345
4,105,379	*,e	Virgin Blue Holdings Ltd	1,806
23,971		VTG AG.	480
21,222	*,e	Vueling Airlines S.A.	276
1,267,670	*	Wan Hai Lines Ltd	1,115
260,226	e	Werner Enterprises, Inc	5,881
5,389		West Japan Railway Co	20,145
91,700		Westshore Terminals Income Fund	2,119
18,816		Wilh Wilhelmsen ASA	558
168,472		Wincanton plc	457
5,000		Wisdom Marine Lines Co Ltd	7
4,580,000		Xiamen International Port Co Ltd	896
390,595		Yamato Transport Co Ltd	5,561
1,557,212		Yang Ming Marine Transport	1,509
121	*,e	YRC Worldwide, Inc	0	^
23,200		Yusen Air & Sea Service Co Ltd	337
3,154,000	e	Zhejiang Expressway Co Ltd	3,108

		TOTAL TRANSPORTATION	2,424,861

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.3%
80,697	e	A2A S.p.A.	$111
2,534,800		Aboitiz Power Corp	1,799
20,730		Acciona S.A.	1,468
1,857,581	e	ACEA S.p.A.	21,348
100,798		Actelios S.p.A.	293
3,262,955	*	AES Corp	39,743
3,752,611		AES Gener S.A.	2,053
144,844		AES Tiete S.A.	2,094
546,812	e	AGL Energy Ltd	8,518
154,623	e	AGL Resources, Inc	5,543
32,457	*	Akenerji Elektrik Uretim AS	76
224,535	e	Alerion Industries S.p.A.	159
171,325		Algonquin Power & Utilities Corp	865
489,669	e	Allegheny Energy, Inc	11,870
142,788	e	Allete, Inc	5,320
323,583		Alliant Energy Corp	11,898
1,143,367		Ameren Corp	32,232
80,926	*,e	American DG Energy, Inc	224
2,469,306	e	American Electric Power Co, Inc	88,845
80,303		American States Water Co	2,768
691,508	e	American Water Works Co, Inc	17,489
916,520	e	APA Group	3,797
279,735	e	Aqua America, Inc	6,288
30,851	e	Artesian Resources Corp	585
179,236		Ascopiave S.p.A.	377
89,145	e	Atco Ltd	5,303
42,859		Athens Water Supply & Sewage Co S.A.	265
85,734		Atlantic Power Corp	1,267
278,173		Atmos Energy Corp	8,679
294,947	e	Avista Corp	6,642
24,610		Aygaz AS	132
999,923	e	Babcock & Brown Wind Partners	547
26,917,000	*	Beijing Enterprises Water Group Ltd	10,077
3,285	*	BF Utilities Ltd	68
536,000	*	Binhai Investment Co Ltd	39
194,868	e	Black Hills Corp	5,846
50,295	*	Boralex, Inc	410
1,131,000	*	Borneo Lumbung Energi & Metal	168
83,607		Brookfield Infrastructure Partners LP	1,760
64,259	*,e	Cadiz, Inc	799
83,927		California Water Service Group	3,128
1,552,359	*	Calpine Corp	20,708
204,600		Canadian Utilities Ltd	11,194
30,200	e	Capital Power Corp	718
8,302,502		Centerpoint Energy, Inc	130,515
397,210		Centrais Eletricas Brasileiras S.A.	5,322
510,624		Centrais Eletricas Brasileiras S.A. (Preference)	8,228
800		Centrais Eletricas de Santa Catarina S.A.	19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

95,550		Central Vermont Public Service Corp	$2,089
25,527,258		Centrica plc	131,975
3,443		CESC Ltd	28
247,724		CEZ AS	10,349
69,172	e	CH Energy Group, Inc	3,382
244,853		Challenger Infrastructure Fund	301
63,541	e	Chesapeake Utilities Corp	2,638
182,096	e	Cheung Kong Infrastructure Holdings Ltd	834
4,154,000	e,m	China Gas Holdings Ltd	1,812
2,900,000	*,e	China Longyuan Power Group Corp	2,653
760,000	*	China Oil and Gas Group Ltd	87
519,000	e	China Power International Development Ltd	106
800,000	*,e	China Power New Energy Development Co Ltd	69
3,724,000	e	China Resources Gas Group Ltd	5,299
2,470,599		China Resources Power Holdings Co	4,475
2,387,848		China Water Affairs Group Ltd	949
4,540,000	*,e	China WindPower Group Ltd	456
1,073,573		Chubu Electric Power Co, Inc	26,393
326,463	e	Chugoku Electric Power Co, Inc	6,635
12,500		Cia de Saneamento de Minas Gerais-COPASA	216
49,724		Cia de Transmissao de Energia Electrica Paulista	1,650
6,300		Cia Energetica do Ceara	107
321,991	e	Cleco Corp	9,904
2,670,459		CLP Holdings Ltd	21,679
939,758	e	CMS Energy Corp	17,479
10,321,699		Colbun S.A.	2,955
230,373		Companhia de Saneamento Basico do Estado de Sao Paulo	5,911
622,037		Companhia Energetica de Minas Gerais	10,009
228,271		Companhia Energetica de Sao Paulo (Class B)	3,713
150,919		Companhia Paranaense de Energia	3,773
174,087	*,e	Conergy AG.	116
36,204	e	Connecticut Water Service, Inc	1,009
579,019	e	Consolidated Edison, Inc	28,702
72,199	e	Consolidated Water Co, Inc	662
3,170,791		Constellation Energy Group, Inc	97,121
1,118,176	*,e	Contact Energy Ltd	5,428
136,773		CPFL Energia S.A.	3,395
9,236,000	e	Datang International Power Generation Co Ltd	3,244
1,678,193		Dominion Resources, Inc	71,692
351,635	e	DPL, Inc	9,041
708,722		Drax Group plc	4,070
642,093		DTE Energy Co	29,100
1,845,600	e	DUET Group	3,181
3,038,503	e	Duke Energy Corp	54,116
516,018	*	Dynegy, Inc (Class A)	2,900
765,285		E.ON AG.	23,454
686		E1 Corp	33
26,843		EDF Energies Nouvelles S.A.	1,136
1,343,787	e	Edison International	51,870
9,372,450		Edison S.p.A	10,771
83,567		EDP - Energias do Brasil S.A.	1,949

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,517	*,e	EDP Renovaveis S.A.	$1,064
227,066	*,e	El Paso Electric Co	6,251
96,405		Electric Power Development Co	3,024
227,847	e	Electricite de France	9,346
35,800		Electricity Generating PCL	123
319,252		Eletropaulo Metropolitana de Sao Paulo S.A.	6,175
172,685	e	Empire District Electric Co	3,834
4,901,866		Empresa Nacional de Electricidad S.A.	9,175
26,700		Enagas	532
115,501		Enea S.A.	925
1,224,864	*,e	Enel Green Power S.p.A	2,588
4,427,207		Enel S.p.A.	22,126
304,832		Energen Corp	14,711
3,716,264	e	Energias de Portugal S.A.	12,370
85,125		Energy Savings Income Fund	1,282
1,024,060	*,e	Energy World Corp Ltd	597
19,387,111		Enersis S.A.	9,006
821,689		Entergy Corp	58,200
1,055,846	e	Envestra Ltd	567
116,037	*,e	EOS Russia AB	876
732,000	*,e	Epure International Ltd	473
14,200		Equatorial Energia S.A.	98
3,863	*	Etrion Corp	3
2,250,358	e	Exelon Corp	93,704
9,212,200	*	First Gen Corp	2,561
51,100		First Philippine Holdings Corp	73
1,442,752	e	FirstEnergy Corp	53,411
229,325	e	Fortis, Inc	7,837
4,441,006		Fortum Oyj	133,704
905,229		GAIL India Ltd	10,378
1,475,072	e	Gas Natural SDG S.A.	22,648
2,770,286		Gaz de France	99,397
275,252	*	Geodynamics Ltd	106
1,596,800		Glow Energy PCL	2,503
1,267,204	*	GMR Infrastructure Ltd	1,301
71,029		Great Lakes Hydro Income Fund	1,474
270,321		Great Plains Energy, Inc	5,242
63,156	*	Greentech Energy Systems	182
4,570,000		Guangdong Investments Ltd	2,352
41,366		Gujarat State Petronet Ltd	109
1,583,840	*	GVK Power & Infrastructure Ltd	1,436
811,425	e	Hastings Diversified Utilities Fund	1,403
185,905	e	Hawaiian Electric Industries, Inc	4,237
757,827		Hera S.p.A.	1,569
145,402		Hokkaido Electric Power Co, Inc	2,973
140,371	e	Hokuriku Electric Power Co	3,449
3,644,100		Hong Kong & China Gas Ltd	8,589
3,054,430		Hong Kong Electric Holdings Ltd	19,255
119,800	*	Huadian Energy Co Ltd	42
10,272,000	e	Huaneng Power International, Inc	5,431
723,000	e	Hyflux Ltd	1,307
3,714,198	e	Iberdrola Renovables	13,182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,065,986		Iberdrola S.A.	$8,216
240,154		Idacorp, Inc	8,881
9,123		Indraprastha Gas Ltd	70
1,485,876		Infratil Ltd	2,246
71,823	e	Innergex Renewable Energy, Inc	717
317,366	e	Integrys Energy Group, Inc	15,395
464,588		Interconexion Electrica S.A.	3,412
9,418,131		International Power plc	64,256
81,484		Inversiones Aguas Metropolitanas S.A.	133
654,326		Iride S.p.A.	1,096
100,011	e	ITC Holdings Corp	6,199
394	e	Japan Wind Development Co Ltd	315
1,794,833		Kansai Electric Power Co, Inc	44,302
1,132		Korea District Heating Corp	79
338,960	*	Korea Electric Power Corp	9,020
47,719		Korea Gas Corp	2,039
10,135	*	KSK Energy Ventures Ltd	31
359,419		Kyushu Electric Power Co, Inc	8,057
133,151	e	Laclede Group, Inc	4,865
58,900		Macquarie Power & Infrastructure Income Fund	487
260,400	*,e	Magma Energy Corp	385
403,610		Manila Electric Co	2,101
222,000		Manila Water Co, Inc	97
652,630		MDU Resources Group, Inc	13,229
113,558	e	MGE Energy, Inc	4,856
63,575		Middlesex Water Co	1,167
162,597	e	National Fuel Gas Co	10,670
1,859,967		National Grid plc	16,036
220,137	e	New Jersey Resources Corp	9,490
1,953,171		NextEra Energy, Inc	101,544
242,962	e	Nicor, Inc	12,129
1,132,960		NiSource, Inc	19,963
652,378	e	Northeast Utilities	20,798
48,759		Northland Power Income Fund	768
919,464		Northumbrian Water Group plc	4,745
136,127	e	Northwest Natural Gas Co	6,326
165,694		NorthWestern Corp	4,777
2,180,099	*,e	NRG Energy, Inc	42,599
210,242	e	NSTAR	8,870
1,269,776		NTPC Ltd	5,698
2,564,492	e	NV Energy, Inc	36,031
9,358	e	Oest Elektrizitatswirts AG. (Class A)	349
414,068		OGE Energy Corp	18,857
50,300		Okinawa Electric Power Co, Inc	2,509
292,006	e	Oneok, Inc	16,198
41,752	e	Ormat Technologies, Inc	1,235
3,890,045		Osaka Gas Co Ltd	15,093
156,663	e	Otter Tail Corp	3,531
48,400		Pampa Energia S.A. (ADR)	823
448,000	*	Pan-Electric Industries	0	^
552,604		Pennon Group plc	5,514
919,008		Pepco Holdings, Inc	16,772

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,100,000		Petronas Gas BHD	$3,960
2,392,160		PG&E Corp	114,441
390,444		Piedmont Natural Gas Co, Inc	10,917
530,300	e	Pinnacle West Capital Corp	21,981
404,301	e	PNM Resources, Inc	5,264
10,545,750		PNOC Energy Development Corp	1,413
1,385,984		Polska Grupa Energetyczna S.A.	10,857
347,195		Portland General Electric Co	7,534
448	*	Poweo	2
1,078,266		Power Grid Corp of India Ltd	2,370
2,223,159	e	PPL Corp	58,514
733,279		Progress Energy, Inc	31,883
17,071,500		PT Perusahaan Gas Negara	8,384
21,633		PTC India Ltd	62
281,147		Public Power Corp	4,035
5,900,143		Public Service Enterprise Group, Inc	187,683
11,400		Puncak Niaga Holding BHD	9
1,403,336	e	Questar Corp	24,432
600,000		Ratchaburi Electricity Generating Holding PCL	761
356,327	e	Red Electrica de Espana	16,761
18,300	*	Redentor Energia S.A.	87
204,588		Redes Energeticas Nacionais S.A.	705
193,948		Reliance Energy Ltd	3,657
742,482	*	Reliance Power Ltd	2,626
94,800		Rojana Industrial Park PCL	34
10,771,803	*,e	RRI Energy, Inc	41,041
18,514		Rubis	2,156
630,446	*,e	RusHydro (ADR)	3,436
1,124,909	*	RusHydro-SP (ADR)	6,131
69,032		RWE AG.	4,602
2,378		RWE AG. (Preference)	152
812		Samchully Co Ltd	79
352,319	e	SCANA Corp	14,304
69,301		Scottish & Southern Energy plc	1,324
23,693	e	Sechilienne-Sidec	602
3,117,858	e	Sempra Energy	163,624
363,948		Severn Trent plc	8,387
138,993	e	Shikoku Electric Power Co, Inc	4,088
92,500	e	Shizuoka Gas Co Ltd	554
60,894	e	SJW Corp	1,612
2,372,449		Snam Rete Gas S.p.A.	11,794
130,513	e	South Jersey Industries, Inc	6,894
1,910,422	e	Southern Co	73,035
257,439	e	Southwest Gas Corp	9,440
1,093,051		SP AusNet	973
1,744,706	e,f	Spark Infrastructure Group (purchased 05/29/09, cost $1,669)	2,025
153,936		Suez Environnement S.A.	3,178
98,000		Taiwan Cogeneration Corp	62
135,447		Tata Power Co Ltd	4,136
1,726,792	*	Tauron Polska Energia S.A.	3,832
703,158		TECO Energy, Inc	12,516
3,468,875		Tenaga Nasional BHD	9,416

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,811		Terna Energy S.A.	$195
2,595,645		Terna Rete Elettrica Nazionale S.p.A.	10,961
424,300		Thai Tap Water Supply PCL	89
420,249	*,e	Theolia SA	657
30,348		Thessaloniki Water Supply & Sewage Co S.A.	162
464,969	e	Toho Gas Co Ltd	2,325
425,920		Tohoku Electric Power Co, Inc	9,495
50,000		Tokai Corp	208
1,914,033		Tokyo Electric Power Co, Inc	46,749
6,572,979		Tokyo Gas Co Ltd	29,145
144,000		Towngas China Co Ltd	69
190,532		Tractebel Energia S.A.	3,151
247,735	e	TransAlta Corp	5,270
348,576	e	Transfield Services Infrastructure Fund	223
612,791	e	UGI Corp	19,352
258,373	e	UIL Holdings Corp	7,741
197,668	e	Unisource Energy Corp	7,084
260,230		United Utilities Group plc	2,402
53,264	e	Unitil Corp	1,211
744,233		Vector Ltd	1,334
162,700	e	Vectren Corp	4,129
323,521		Veolia Environnement	9,455
220,698	e	Westar Energy, Inc	5,553
272,217	e	WGL Holdings, Inc	9,737
532,412	e	Wisconsin Energy Corp	31,338
4,321,982	e	Xcel Energy, Inc	101,783
1,134,000		Xinao Gas Holdings Ltd	3,399
55,878	e	York Water Co	966
1,758,993		YTL Corp BHD	4,798
2,934,390		YTL Power International BHD	2,322
184,600		Zhejiang Southeast Electric Power Co (Class B)	112
17,000		Zhengzhou Gas Co Ltd	34
28,818	*	Zorlu Enerji Elektrik Uretim AS.	52

		TOTAL UTILITIES	3,643,956

		TOTAL COMMON STOCKS	108,244,202

		(Cost $91,853,646)

PREFERRED STOCKS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
722,689	*,b,e	Motors Liquidation Co	5,868

		TOTAL AUTOMOBILES & COMPONENTS	5,868

DIVERSIFIED FINANCIALS - 0.0%
350,000		Daishin Securities Co Ltd Pref 2	2,954

		TOTAL DIVERSIFIED FINANCIALS	2,954

FOOD BEVERAGE & TOBACCO - 0.0%
1,230,475	*	Ambev Cia De Bebidas Das	37,449

		TOTAL FOOD BEVERAGE & TOBACCO	37,449

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 0.0%
85,180	*	Goodman PLUS Trust	$6,469

		TOTAL REAL ESTATE	6,469

TRANSPORTATION - 0.0%
1,366	*	Malaysian Airline System BHD	0	^

		TOTAL TRANSPORTATION	0	^

		TOTAL PREFERRED STOCKS	52,740

		(Cost $37,252)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
50,948		Banco Bradesco S.A.	264
157,448	e	Mediobanca S.p.A.	1
125,865	m	Metropolitan Bank & Trust	63

		TOTAL BANKS	328

CAPITAL GOODS - 0.0%
249,662		Gamuda Berhad	129
6	m	GreenHunter Energy, Inc	0	^
559	m	GS Global Corp	2
94	m	Hyundai Elevator Co Ltd	7
132,237		IJM Corp BHD - Warrants	118

		TOTAL CAPITAL GOODS	256

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
13,954		Celgene Corp	68
141,354	m	Transfield Services Ltd	52

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	120

CONSUMER SERVICES - 0.0%
19,056		KFC Holdings Malaysia BHD	10
23,136		Krispy Kreme Doughnuts, Inc - CW12	7
15,410		Minor International PCL Warrants	2
170,140	e	Promotora de Informaciones S.A.	68

		TOTAL CONSUMER SERVICES	87

ENERGY - 0.0%

123,722	e	Etablissements Maurel et Prom CW14	29

		TOTAL ENERGY	29

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
627	m	Chabio&Diostech Co Ltd	1
1,300,000	m	EnteroMedics, Inc	13

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	14

MATERIALS - 0.0%
144,877	m	Indorama Ventures PCL	105
447,073		Ivanhoe Mines Ltd	603
2,339		Kinross Gold Corp	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY		VALUE (000)

48,000	m	Qunxing Paper Holdings Co Ltd		$12
206,743		Yule Catto & Co plc		284

		TOTAL MATERIALS		1,015

REAL ESTATE - 0.0%
276,421		Cheuk Nang Holdings Ltd		30
4,761,352	m	GPT Group		0	^
57,590		Henderson Land Development Co Ltd Warrant		13
66,140		IJM Land BHD		35
81,625		SP Setia BHD		44

		TOTAL REAL ESTATE		122

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
110,777		Kingboard Chemical Holdings Ltd (CW)		118

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		118

		TOTAL RIGHTS / WARRANTS		2,089

		(Cost $226)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.9%
GOVERNMENT AGENCY DEBT - 0.0%
		Federal Home Loan Mortgage Corp (FHLMC)
$20,100,000		FHLMC	03/28/11	20,095
		Federal National Mortgage Association (FNMA)
20,000,000		FNMA	03/01/11	19,996
10,000,000		FNMA	03/23/11	9,998
9,900,000		FNMA	02/25/11	9,898

		TOTAL GOVERNMENT AGENCY DEBT		59,987

TREASURY DEBT - 0.2%
123,000,000		United States Treasury Bill	03/31/11	122,963
52,500,000		United States Treasury Bill	10/20/11	52,403

		TOTAL TREASURY DEBT		175,366

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
REPURCHASE AGREEMENTS - 3.5%
208,674,000	p	Barclay Capital		208,674
879,000,000	q	Calyon		879,000
327,000,000	r	CSFB		327,000
198,000,000	s	Deutsche Bank		198,000
80,000,000	t	Merrill Lynch		80,000
95,000,000	u	Morgan Stanley		95,000
980,000,000	v	Nomura Securities		980,000
475,000,000	w	Royal Bank of Scotland		475,000
237,000,000	x	Salomon Brothers		237,000
346,000,000	y	UBS Warburg		346,000

		TOTAL REPURCHASE AGREEMENTS		3,825,674

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	VALUE (000)

VARIABLE RATE SECURITY - 1.2%
$82,000,000	American Express Credit Account Master	$81,994
58,000,000	American Express Credit Account Master	58,074
85,000,000	American Express Credit Account Master	85,011
64,000,000	BA Credit Card Trust	63,994
25,000,000	Bank One Issuance Trust	24,984
43,525,000	Capital One Multi-Asset Execution Trust	43,476
17,000,000	Chase Issuance Trust 2007	16,998
51,000,000	Chase Issuance Trust 2007	50,843
110,000,000	Citibank Credit Card Issuance Trust	110,104
24,263,748	GE Equipment Midticket LLC	24,244
20,600,000	General Electric Cap Corp	20,603
110,000,000	General Electric Cap Corp	110,254
17,000,000	General Electric Cap Corp	17,024
23,672,159	Granite Master Issuer plc 2006	21,991
18,717,509	Granite Master Issuer plc 2007	17,389
9,355,731	Medallion Trust Series 2005	9,072
57,694,968	Nelnet Student Loan Trust 2006	57,548
32,003,880	Nelnet Student Loan Trust 2007	31,874
135,000,000	Permanent Master Issuer plc	133,025
22,065,550	Puma Global Mortgage Backed Trust	20,798
22,663,309	SLM Student Loan Trust 2006	22,647
170,000,000	SLM Student Loan Trust 2007	163,748
43,000,000	SLM Student Loan Trust 2008	43,104
24,715,811	Wachovia Student Loan Trust 2005	24,693

	TOTAL VARIABLE RATE SECURITY	1,253,492

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	5,079,166

	TOTAL SHORT-TERM INVESTMENTS	5,314,519

	(Cost $5,324,464)
	TOTAL INVESTMENTS - 104.6%	113,699,817
	(Cost $97,302,434)
	OTHER ASSETS & LIABILITIES, NET - (4.6)%	(4,999,926)

	NET ASSETS - 100.0%	$108,699,891

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2010 the value of these securities amounted to $10,541,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
p	Agreement with Barclay Capital, 0.20% dated 12/31/10 to be repurchased at $208,677,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $212,848,000.
q	Agreement with Calyon, 0.18% dated 12/31/10 to be repurchased at $879,000,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $896,580,000.
r	Agreement with CSFB, 0.15% dated 12/31/10 to be repurchased at $327,004,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $333,543,000.
s	Agreement with Deutsche Bank, 0.18% dated 12/31/10 to be repurchased at $198,003,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $201,960,000.
t	Agreement with Merrill Lynch, 0.05% dated 12/31/10 to be repurchased at $80,000,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $81,600,000.
u	Agreement with Morgan Stanley, 0.15% dated 12/31/10 to be repurchased at $95,002,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $96,900,000.
v	Agreement with Nomura Securities, 0.25% dated 12/31/10 to be repurchased at $980,020,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $999,600,000.
w	Agreement with Royal Bank of Scotland, 0.20% dated 12/31/10 to be repurchased at $475,008,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $484,505,000.
x	Agreement with Salomon Brothers, 0.23% dated 12/31/10 to be repurchased at $237,005,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $241,740,000.
y	Agreement with UBS Warburg, 0.23% dated 12/31/10 to be repurchased at $346,007,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $352,920,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$78,809,248	69.3%
TOTAL DOMESTIC	78,809,248	69.3
FOREIGN

ARGENTINA	4,698	0.0
AUSTRALIA	1,963,341	1.7
AUSTRIA	154,134	0.1
BELGIUM	264,983	0.2
BERMUDA	60,363	0.1
BRAZIL	1,185,679	1.0
CAMBODIA	123	0.0
CANADA	3,220,331	2.8
CAYMAN ISLANDS	819	0.0
CHILE	106,079	0.1
CHINA	1,199,918	1.1
COLOMBIA	60,912	0.1
CYPRUS	2,846	0.0
CZECH REPUBLIC	49,054	0.1
DENMARK	258,500	0.2
EGYPT	31,873	0.0
FINLAND	315,584	0.3
FRANCE	2,209,417	1.9
GERMANY	2,118,364	1.9
GIBRALTAR	9,674	0.0
GREECE	48,094	0.0
GUERNSEY, C.I.	24,793	0.0
HONG KONG	703,570	0.6
HUNGARY	19,056	0.0
INDIA	583,558	0.5
INDONESIA	149,011	0.1
IRELAND	203,995	0.2
ISRAEL	167,040	0.2
ITALY	520,215	0.5
JAPAN	5,169,195	4.5
JERSEY, C.I.	10,030	0.0
KAZAKHSTAN	20,226	0.0
KOREA, REPUBLIC OF	951,634	0.9
LIECHTENSTEIN	1,952	0.0
LUXEMBOURG	21,291	0.0
MACAU	66,925	0.1
MALAYSIA	224,818	0.2
MEXICO	336,626	0.3
MONACO	438	0.0
MOROCCO	9,790	0.0

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

NETHERLANDS	$1,089,749	1.0%
NEW ZEALAND	37,692	0.0
NORWAY	157,410	0.1
PANAMA	8,145	0.0
PERU	29,883	0.0
PHILIPPINES	36,197	0.0
POLAND	114,221	0.1
PORTUGAL	58,843	0.1
PUERTO RICO	8,803	0.0
RUSSIA	412,105	0.4
SINGAPORE	360,441	0.3
SOUTH AFRICA	530,547	0.5
SPAIN	581,883	0.5
SWEDEN	722,767	0.6
SWITZERLAND	2,595,292	2.3
TAIWAN	834,876	0.8
THAILAND	114,524	0.1
TURKEY	103,923	0.1
UKRAINE	2,254	0.0
UNITED ARAB EMIRATES	379	0.0
UNITED KINGDOM	4,641,686	4.1
TOTAL FOREIGN	34,890,569	30.7
TOTAL PORTFOLIO	$113,699,817	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.6%

CORPORATE BONDS - 0.6%

UNITED STATES - 0.6%
$29,845,445	e,n	General Motors Corp	7.200%	01/15/11	$10,073
13,592,224	e,n	General Motors Corp	7.130	07/15/13	4,553
18,106,794	e,n	General Motors Corp	7.700	04/15/16	5,975
4,461,000	n	General Motors Corp	9.400	07/15/21	1,450
61,921,000	e,n	General Motors Corp	8.380	07/15/33	22,137
19,417,463	n	Motors Liquidation Co	8.800	03/01/21	6,602
69,850,000	e,n	Motors Liquidation Co	8.250	07/15/23	24,273
18,159,000	n	Motors Liquidation Co	7.400	09/01/25	6,083
26,439,985	n	Motors Liquidation Co	6.750	05/01/28	8,990

		TOTAL UNITED STATES			90,136

		TOTAL CORPORATE BONDS			90,136

		(Cost $91,402)

		TOTAL BONDS			90,136

		(Cost $91,402)

SHARES		COMPANY

COMMON STOCKS - 98.3%

ARGENTINA - 0.0%
53,379		Tenaris S.A.	1,309

		TOTAL ARGENTINA	1,309

AUSTRALIA - 3.1%
132,821		AGL Energy Ltd	2,069
712,381		Alumina Ltd	1,807
323,742		Amcor Ltd	2,235
670,550	e	AMP Ltd	3,628
18,259		Aristocrat Leisure Ltd	56
548,409	*	Asciano Group	895
727,943		Australia & New Zealand Banking Group Ltd	17,385
53,027		Australian Stock Exchange Ltd	2,044
393,125	e	AXA Asia Pacific Holdings Ltd	2,537
44,533	e	Bendigo Bank Ltd	453
1,323,142		BHP Billiton Ltd	61,237
15,794	e	Billabong International Ltd	132
523,845	e	BlueScope Steel Ltd	1,206
89,386	e	Boral Ltd	442

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

408,145		Brambles Ltd	$2,972
16,871	e	Caltex Australia Ltd	248
272,907	e	CFS Gandel Retail Trust	491
1,224,031	e	Challenger Financial Services Group Ltd	5,884
164,175		Coca-Cola Amatil Ltd	1,824
33,448	e	Cochlear Ltd	2,751
498,514		Commonwealth Bank of Australia	25,887
140,980		Computershare Ltd	1,554
58,081	e	Crown Ltd	490
161,201	e	CSL Ltd	5,983
191,082	e	CSR Ltd	328
13,627	*,e	Dart Energy Ltd	16
691,803	e	DB RREEF Trust	563
80,605		DuluxGroup Ltd	227
27,987		First Quantum Minerals Ltd	3,040
121,424	*	Fortescue Metals Group Ltd	812
149,232		Foster’s Group Ltd	867
167,652		Goodman Fielder Ltd	231
253,033		GPT Group (ASE)	761
63,311	e	Harvey Norman Holdings Ltd	190
290,950		Incitec Pivot Ltd	1,178
574,994		Insurance Australia Group Ltd	2,282
54,235	*,e	James Hardie Industries NV	376
263,997	e	John Fairfax Holdings Ltd	378
37,571	e	Leighton Holdings Ltd	1,183
184,263		Lend Lease Corp Ltd	1,626
3,189,526		MacArthur Coal Ltd	41,757
65,599		Macquarie Airports	201
21,288	*,e	Macquarie Atlas Roads Group	33
772,843	e	Macquarie Goodman Group	514
113,576	*,e	Macquarie Group Ltd	4,299
109,472	e	Metcash Ltd	460
1,048,071		Mirvac Group	1,313
113,602		Monadelphous Group Ltd	2,126
1,487,688		National Australia Bank Ltd	36,062
220,964		Newcrest Mining Ltd	9,140
7,574	e	Nufarm Ltd	40
394,908		OneSteel Ltd	1,046
172,333		Orica Ltd	4,389
279,923		Origin Energy Ltd	4,770
1,047,213		Oxiana Ltd	1,842
83,464	*,e	Paladin Resources Ltd	421
1,949	e	Perpetual Trustees Australia Ltd	62
4,555,647	*	Qantas Airways Ltd	11,835
419,012		QBE Insurance Group Ltd	7,778
130,500	*	QR National Ltd	367
9,973		Ramsay Health Care Ltd	182
425,240	e	Rio Tinto Ltd	37,174
252,217		Santos Ltd	3,392
19,949	e	Sims Group Ltd	440
35,946	e	Sonic Healthcare Ltd	426
168,241		SP AusNet	150

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

750,990	e	Stockland Trust Group	$2,765
415,710		Suncorp-Metway Ltd	3,661
84,386		TABCORP Holdings Ltd	614
158,587		Tattersall’s Ltd	418
1,446,826		Telstra Corp Ltd	4,129
242,624		Toll Holdings Ltd	1,422
333,289	e	Transurban Group	1,746
328,233		Wesfarmers Ltd	10,743
14,795		Wesfarmers Ltd PPS	489
3,706,767		Westfield Group	36,321
5,018,313	*	WESTFIELD RETAIL TRUST	13,191
1,389,027		Westpac Banking Corp	31,554
189,112		Woodside Petroleum Ltd	8,232
506,879		Woolworths Ltd	13,982
35,416		WorleyParsons Ltd	969

		TOTAL AUSTRALIA	458,723

AUSTRIA - 0.2%
64,462		bwin Interactive Entertainment	2,540
26,227		Erste Bank der Oesterreichischen Sparkassen AG.	1,232
67,394	*,e	IMMOFINANZ Immobilien Anlagen AG.	287
10,341	e	Oest Elektrizitatswirts AG. (Class A)	385
17,007		OMV AG.	707
6,229	e	Raiffeisen International Bank Holding AG.	341
37,019		Telekom Austria AG.	520
12,848		Voestalpine AG.	612
5,513		Wiener Staedtische Allgemeine Versicherung AG.	287
1,015,333	*	Wienerberger AG.	19,389

		TOTAL AUSTRIA	26,300

BELGIUM - 0.5%
31,925	*	Anheuser-Busch InBev NV	0	^
55,715		Bekaert S.A.	6,395
45,312		Belgacom S.A.	1,521
26,770		Colruyt S.A.	1,361
11,420		Delhaize Group	843
76,777	*,e	Dexia	267
297,000		Fortis	679
9,158		Groupe Bruxelles Lambert S.A.	770
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
989,838		InBev NV	56,612
21,741	*	KBC Groep NV	741
3,567		Mobistar S.A.	231
4,206		Nationale A Portefeuille	206
31,700		Solvay S.A.	3,378
13,630	e	UCB S.A.	468
12,873		Umicore	670

		TOTAL BELGIUM	74,142

BERMUDA - 0.0%
20,300		Allied World Assurance Co Holdings Ltd	1,207
45,655		Validus Holdings Ltd	1,397

		TOTAL BERMUDA	2,604

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

BRAZIL - 0.8%
113,057	e	Banco Bradesco S.A. (ADR)	$2,294
427,422		Banco do Brasil S.A.	8,090
378,281		Banco Santander Brasil S.A. (ADR)	5,145
1,447,455		BM&FBOVESPA S.A.	11,449
2,500	*	Brazil Insurance Participco	2,982
95,342	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	5,042
217,229	*	Companhia Vale do Rio Doce (ADR)	7,510
494,329	e	Cosan Ltd	6,733
202,148		Fleury S.A.	3,245
450,000		Marcopolo S.A.	1,895
458,800		Mills Estruturas e Servicos de	5,694
2,923,840		PDG Realty S.A.	17,896
1,019,134		Petroleo Brasileiro S.A. (ADR)	38,564
21,400	*	Raia S.A.	328
300,000		Satipel Industrial S.A.	3,226

		TOTAL BRAZIL	120,093

CANADA - 4.3%
54,857		Agnico-Eagle Mines Ltd	4,226
165,931		Agrium, Inc (Toronto)	15,270
41,493		Alimentation Couche Tard, Inc	1,129
44,320		ARC Energy Trust	1,133
2,283		Astral Media, Inc	96
56,841	*	Athabasca Oil Sands Corp	863
210,176	e	Bank of Montreal	12,150
515,721	e	Bank of Nova Scotia	29,616
459,265		Barrick Gold Corp	24,424
850,684		Barrick Gold Corp (Canada)	45,447
31,585		Baytex Energy Trust	1,481
323,427	e	BCE, Inc	11,495
85,543		Biovail Corp	2,433
505,238		Bombardier, Inc	2,546
18,804		Bonavista Energy Trust	545
179,774	e	Brookfield Asset Management, Inc	6,003
85,034	e	CAE, Inc	984
130,052		Cameco Corp	5,271
170,040	e	Canadian Imperial Bank of Commerce/Canada	13,396
358,898		Canadian National Railway Co	23,949
541,754		Canadian Natural Resources Ltd (Canada)	24,165
83,253		Canadian Oil Sands Trust	2,215
164,560	e	Canadian Pacific Railway Ltd	10,695
25,890		Canadian Tire Corp Ltd	1,776
29,907		Canadian Utilities Ltd	1,636
39,785	e	Canadian Western Bank	1,135
162,000		Cenovus Energy, Inc	5,385
368,062	*,e	Cenovus Energy, Inc	12,319
46,523		Centerra Gold, Inc	928
529,867	*	CGI Group, Inc	9,166

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

271,404	e	CI Financial Corp	$6,142
486,882	e	Crescent Point Energy Corp	21,639
62,335	*,g,m	Crescent Point Energy Corp 144A	2,770
173,215		Eldorado Gold Corp	3,223
9,712		Empire Co Ltd	545
160,072	e	Enbridge, Inc	9,059
244,337	e	EnCana Corp	7,149
61,902		Enerplus Resources Fund	1,909
9,887		Ensign Energy Services, Inc	149
422,087	*	Equinox Minerals Limited	2,594
7,023		Fairfax Financial Holdings Ltd	2,889
59,621		Finning International, Inc	1,624
60,289	e	Fortis, Inc	2,060
37,764		Franco-Nevada Corp	1,263
17,090	e	George Weston Ltd	1,447
38,208	*	Gildan Activewear, Inc	1,089
258,809		Goldcorp, Inc	11,942
99,790	e	Great-West Lifeco, Inc	2,650
9,400		Groupe Aeroplan, Inc	129
89,406	e	Husky Energy, Inc	2,387
116,576		IAMGOLD Corp	2,081
41,387	e	IGM Financial, Inc	1,809
104,112		Imperial Oil Ltd	4,249
27,547		Industrial Alliance Insurance and Financial Services, Inc	1,020
16,780		Inmet Mining Corp	1,304
75,112	*	Ivanhoe Mines Ltd	1,737
351,001		Kinross Gold Corp	6,675
36,794	e	Loblaw Cos Ltd	1,494
120,000		Magna International, Inc - Class A (NY)	6,240
71,818		Magna International, Inc (Class A)	3,749
1,000		Manitoba Telecom Services, Inc	29
576,180	e	Manulife Financial Corp	9,938
13,356	*	MEG Energy Corp	611
149,293		Metro, Inc	6,787
56,880	e	National Bank of Canada	3,920
319,610	e	Nexen, Inc	7,329
16,013		Niko Resources Ltd	1,662
31,401		Onex Corp	955
20,124	*,e	Open Text Corp	926
97,041	*	Osisko Mining Corp	1,417
32,791	e	Pan American Silver Corp	1,350
91,191		Pengrowth Energy Trust	1,172
155,979		Penn West Energy Trust	3,740
24,644	e	PetroBakken Energy Ltd	538
5,000	*	Petrobank Energy & Resources Ltd	127
20,655		Petrominerales Ltd	689
17,918		Potash Corp of Saskatchewan	2,774
98,195		Potash Corp of Saskatchewan Toronto	15,253
121,849	e	Power Corp Of Canada	3,391
86,758	e	Power Financial Corp	2,681
59,023	e	ProEx Energy Ltd	754
12,257		Provident Energy Trust	98

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

163,152	*	Research In Motion Ltd (Canada)	$9,529
38,925		RioCan Real Estate Investment Trust	861
34,449	e	Ritchie Bros Auctioneers, Inc	794
273,807	e	Rogers Communications, Inc (Class B)	9,528
568,563	e	Royal Bank of Canada (Toronto)	29,918
50,755	e	Saputo, Inc	2,020
122,455	*,e	Shaw Communications, Inc (B Shares)	2,629
97,535		Sherritt International Corp	831
75,455	e	Shoppers Drug Mart Corp	3,000
107,811	*	Silver Wheaton Corp	4,227
84,646	*	Sino-Forest Corp	1,983
52,931		SNC-Lavalin Group, Inc	3,182
199,271	e	Sun Life Financial, Inc	6,034
768,490		Suncor Energy, Inc	29,586
159,444		Suncor Energy, Inc (NY)	6,105
337,340		Talisman Energy, Inc	7,505
187,845		Teck Cominco Ltd	11,673
19,066		TELUS Corp	872
51,090	e	TELUS Corp, non-voting shares	2,222
123,859	e	Thomson Corp (Toronto)	4,639
22,685		Tim Hortons, Inc	935
49,497		Tim Hortons, Inc (Toronto)	2,046
26,090	e	TMX Group, Inc	970
295,705	e	Toronto-Dominion Bank	22,082
75,453	e	TransAlta Corp	1,605
254,453	e	TransCanada Corp	9,722
6,116	e	Trican Well Service Ltd	124
25,216	e	Vermilion Energy Trust	1,172
120,580	*	Viterra, Inc	1,125
245,143		Yamana Gold, Inc	3,148
157,296	e	Yellow Pages Income Fund	981

		TOTAL CANADA	632,083

CHINA - 0.9%
12,514,000	*,e	Agricultural Bank of China	6,279
2,878,000	*,e	Air China Ltd	3,232
18,230,600		Bank of China Ltd	9,616
2,227,000	e	Bank of Communications Co Ltd	2,243
25,362,000	*	Beijing Enterprises Water Group Ltd	9,496
360,948		BOC Hong Kong Holdings Ltd	1,228
		Changsha Zoomlion Heavy Industry Science and
4,204,200	*	Technology Development Co Ltd	9,498
1,015,000		China Aoyuan Property Group Ltd	193
3,726,847		China Coal Energy Co	5,821
993,000		China Life Insurance Co Ltd	4,056
1,000,000		China Resources Gas Group Ltd	1,423
13,049,000	e	China South Locomotive and Rolling Stock Corp	17,157
1,910,000		CNOOC Ltd	4,531
700,000		Dongfang Electric Co Ltd	3,467
189,000	e	Glorious Property Holdings Ltd	65
10,221,000		Industrial & Commercial Bank of China	7,614
674,500	e	KWG Property Holding Ltd	514

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

9,698,000	e	Lenovo Group Ltd	$6,213
267,800	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,703
1,929,000	*	Microport Scientific Corp	1,846
3,927,800	e	Nine Dragons Paper Holdings Ltd	5,549
15,820,600	e	PCD Stores Ltd	4,742
814,000		Shandong Weigao Group Medical Polymer Co Ltd	2,309
7,267,000	e	Sino-Ocean Land Holdings Ltd	4,759
4,672,000	*	SITC International Co Ltd	2,777
926,000		Yanzhou Coal Mining Co Ltd	2,829
1,920,000	e	Zhuzhou CSR Times Electric Co Ltd	7,546

		TOTAL CHINA	126,706

COLOMBIA - 0.0%
53,340	e	BanColombia S.A. (ADR)	3,302
81,302		Pacific Rubiales Energy Corp (Toronto)	2,760

		TOTAL COLOMBIA	6,062

CYPRUS - 0.0%
101,133		Bank of Cyprus Public Co Ltd	349

		TOTAL CYPRUS	349

CZECH REPUBLIC - 0.0%
309,566		New World Resources NV	4,638

		TOTAL CZECH REPUBLIC	4,638

DENMARK - 0.6%
74		AP Moller - Maersk AS (Class A)	652
140		AP Moller - Maersk AS (Class B)	1,268
12,040		Carlsberg AS (Class B)	1,206
332,769		Christian Hansen Holding	6,801
2,618		Coloplast AS (Class B)	356
118,291	*	Danske Bank AS	3,033
95,622		DSV AS	2,114
2,780	e	H Lundbeck AS	53
453,405		Novo Nordisk AS (Class B)	51,127
6,133		Novozymes AS (B Shares)	854
393,533	*	Pandora AS	23,705
672	*,e	Topdanmark AS	89
2,869	e	TrygVesta AS	132
27,172	*,e	Vestas Wind Systems AS	858
2,712	*,e	William Demant Holding	200

		TOTAL DENMARK	92,448

FINLAND - 0.4%
17,858		Elisa Oyj (Series A)	388
1,043,508		Fortum Oyj	31,416
7,563		Kesko Oyj (B Shares)	353
39,075		Kone Oyj (Class B)	2,172
16,978		Metso Oyj	948
17,300	e	Neste Oil Oyj	276
344,253		Nokia Oyj	3,561

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

14,474		Nokian Renkaat Oyj	$531
15,867		OKO Bank (Class A)	190
6,290		Orion Oyj (Class B)	138
14,230	e	Outokumpu Oyj	264
25,865	e	Outotec Oyj	1,598
9,689	e	Rautaruukki Oyj	227
56,177		Sampo Oyj (A Shares)	1,505
9,273		Sanoma-WSOY Oyj	201
466,991	e	Stora Enso Oyj (R Shares)	4,796
278,813		UPM-Kymmene Oyj	4,925
71,538	e	Wartsila Oyj (B Shares)	5,459

		TOTAL FINLAND	58,948

FRANCE - 3.7%
341,161		Accor S.A.	15,181
2,776,729	*	Accor Services	65,733
4,013		Aeroports de Paris	317
15,440	*	Air France-KLM	281
27,999		Air Liquide	3,541
261,153	*	Alcatel S.A.	761
23,161		Alstom RGPT	1,108
65,400		Arkema	4,708
440,235	*	Atos Origin S.A.	23,436
187,452		AXA S.A.	3,119
1,456		BioMerieux	144
434,831		BNP Paribas	27,664
19,757		Bouygues S.A.	852
12,997		Bureau Veritas S.A.	985
19,478		Cap Gemini S.A.	909
69,490		Carrefour S.A.	2,865
6,344		Casino Guichard Perrachon S.A.	618
4,205		Christian Dior S.A.	601
20,084		CNP Assurances	362
267,039		Compagnie de Saint-Gobain	13,739
19,195	*,e	Compagnie Generale de Geophysique S.A.	584
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
26,736		Compagnie Generale d’Optique Essilor International S.A.	1,721
103,530		Credit Agricole S.A.	1,315
8,197	e	Dassault Systemes S.A.	618
4,659	e	Eiffage S.A.	205
34,294		Electricite de France	1,407
624		Eramet	214
3,329		Eurazeo	247
8,686		Eutelsat Communications	318
3,383	e	Fonciere Des Regions	327
139,778		France Telecom S.A.	2,913
296,021		Gaz de France	10,621
2,158		Gecina S.A.	237
181,431		Gemalto NV	7,721
571,978		Groupe Danone	35,939
32,437		Groupe Eurotunnel S.A.	285
716	e	Hermes International	150

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,508		ICADE	$256
1,109	e	Iliad S.A.	121
4,155		Imerys S.A.	277
623,812	*	JC Decaux S.A.	19,194
12,534		Klepierre	452
22,637		Lafarge S.A.	1,419
8,023		Lagardere S.C.A.	331
15,809		Legrand S.A.	644
20,128		L’Oreal S.A.	2,235
145,682		LVMH Moet Hennessy Louis Vuitton S.A.	23,964
4,389		M6-Metropole Television	106
14,924		Michelin (C.G.D.E.) (Class B)	1,071
99,070	*	Natixis	463
4,168	e	Neopost S.A.	363
8,599	e	PagesJaunes Groupe S.A.	78
20,197	e	Pernod-Ricard S.A.	1,899
604,688	*	Peugeot S.A.	22,957
7,594		PPR	1,208
10,636	e	Publicis Groupe S.A.	554
100,000		Remy Cointreau S.A.	7,076
227,032	*	Renault S.A.	13,197
167,695		Safran S.A.	5,938
776,266		Sanofi-Aventis	49,636
250,785	e	Schneider Electric S.A.	37,533
19,126		SCOR	486
3,869		Societe BIC S.A.	333
1,065		Societe Des Autoroutes Paris-Rhin-Rhone	73
242,922		Societe Generale	13,056
7,983		Societe Television Francaise 1	139
8,100		Sodexho Alliance S.A.	558
23,128		Suez Environnement S.A.	477
109,097		Technip S.A.	10,074
12,088		Thales S.A.	423
545,471		Total S.A.	28,901
11,620		Unibail	2,298
278,400	*	Valeo S.A.	15,798
496,250		Vallourec	52,124
22,806		Veolia Environnement	667
48,666		Vinci S.A.	2,646
136,432		Vivendi Universal S.A.	3,683

		TOTAL FRANCE	554,454

GERMANY - 3.4%
108,232		Adidas-Salomon AG.	7,071
755,104	e	Aixtron AG.	27,854
91,073		Allianz AG.	10,823
952		Axel Springer AG.	155
659,334		BASF AG.	52,600
591,693		Bayer AG.	43,725
126,251		Bayerische Motoren Werke AG.	9,929
448		Bayerische Motoren Werke AG. (Preference)	23
293,996		Beiersdorf AG.	16,313

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

61,615	*	Brenntag AG.	$6,282
10,935		Celesio AG.	272
95,430	*,e	Commerzbank AG.	708
3,405	*	Continental AG.	269
1,168,593		DaimlerChrysler AG. (EUR)	79,220
74,322		Deutsche Bank AG.	3,883
25,994		Deutsche Boerse AG.	1,799
25,747		Deutsche Lufthansa AG.	563
96,116		Deutsche Post AG.	1,631
4,067	*,e	Deutsche Postbank AG.	113
669,470		Deutsche Telekom AG.	8,637
216,531		E.ON AG.	6,636
4,172		Fraport AG. Frankfurt Airport Services Worldwide	263
10,731		Fresenius AG. (Preference)	919
26,604		Fresenius Medical Care AG.	1,537
3,249		Fresenius SE	272
14,445		GEA Group AG.	418
1,147		Hamburger Hafen und Logistik AG.	53
8,152		Hannover Rueckversicherung AG.	437
15,887		HeidelbergCement AG.	996
14,715		Henkel KGaA	759
20,182		Henkel KGaA (Preference)	1,255
3,097	e	Hochtief AG.	263
1,862,678	*	Infineon Technologies AG.	17,332
17,690		K+S AG.	1,332
135,741	*	Kabel Deutschland Holding AG.	6,326
592,364		Lanxess AG.	46,782
11,162		Linde AG.	1,694
6,989		MAN AG.	831
4,399		Merck KGaA	352
13,983		Metro AG.	1,007
129,924		Muenchener Rueckver AG.	19,697
10,668		Porsche AG.	850
239,898		ProSiebenSat.1 Media AG.	7,213
361		Puma AG. Rudolf Dassler Sport	120
77,355		Rheinmetall AG.	6,220
54,498		RWE AG.	3,633
3,812		RWE AG. (Preference)	244
4,705		Salzgitter AG.	363
520,307		SAP AG.	26,490
502,500		Siemens AG.	62,247
851	e	Solarworld AG.	8
292,429	*	Stroer Out-of-Home Media AG.	10,449
7,648		Suedzucker AG.	204
228,800		ThyssenKrupp AG.	9,474
9,417	*,e	TUI AG.	132
8,183		United Internet AG.	133
2,266	e	Volkswagen AG.	321
52,620		Volkswagen AG. (Preference)	8,536
1,066		Wacker Chemie AG.	186

		TOTAL GERMANY	517,854

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

GIBRALTAR - 0.0%
757,838	*,e	PartyGaming plc	$2,428

		TOTAL GIBRALTAR	2,428

GREECE - 0.0%
58,177	*	Alpha Bank S.A.	295
24,707		Coca Cola Hellenic Bottling Co S.A.	639
218,308	*	Costamare, Inc	3,157
36,983	*	EFG Eurobank Ergasias S.A.	185
4,318		Hellenic Petroleum S.A.	34
21,653		Hellenic Telecommunications Organization S.A.	177
36,466		Marfin Investment Group S.A	34
102,434	*	National Bank of Greece S.A.	828
30,319		OPAP S.A.	524
21,435	*	Piraeus Bank S.A.	105
11,402		Public Power Corp	164
2,719		Titan Cement Co S.A.	60

		TOTAL GREECE	6,202

GUERNSEY, C.I. - 0.0%
120,659	*	Amdocs Ltd	3,315

		TOTAL GUERNSEY, C.I.	3,315

HONG KONG - 1.0%
5,466,400	*	AIA Group Ltd	15,367
15,458	e	ASM Pacific Technology	195
148,605		Bank of East Asia Ltd	622
1,242,237		Cathay Pacific Airways Ltd	3,428
594,111		Cheung Kong Holdings Ltd	9,165
34,661	e	Cheung Kong Infrastructure Holdings Ltd	159
10,170	e	Chinese Estates Holdings Ltd	17
605,456		CLP Holdings Ltd	4,915
280,331		Esprit Holdings Ltd	1,334
202,927		Hang Lung Group Ltd	1,334
563,337		Hang Lung Properties Ltd	2,634
253,870		Hang Seng Bank Ltd	4,174
308,045	e	Henderson Land Development Co Ltd	2,100
1,317,173		Hong Kong & China Gas Ltd	3,104
382,279		Hong Kong Electric Holdings Ltd	2,410
423,785	e	Hong Kong Exchanges and Clearing Ltd	9,612
56,717		Hopewell Holdings	178
1,523,776		Hutchison Whampoa Ltd	15,683
49,482		Hysan Development Co Ltd	233
69,927		Kerry Properties Ltd	364
4,828,219		Li & Fung Ltd	28,015
46,000		Lifestyle International Holdings Ltd	113
1,139,110		Link Real Estate Investment Trust	3,539
216,000	*	Mongolia Energy Co ltd	64
415,915		MTR Corp	1,514
2,020,200	e	New World Development Ltd	3,795
288,640	e	Noble Group Ltd	488
138,333	e	NWS Holdings Ltd	210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,364		Orient Overseas International Ltd	$168
308,749		PCCW Ltd	137
36,330,000	e	Rexcapital Financial Holdings Ltd	3,833
22,059,500	e	Ruinian International Ltd	15,297
2,192,000	e	Shanghai Real Estate Ltd	220
124,037		Shangri-La Asia Ltd	337
231,438		Sino Land Co	433
2,719,000		SJM Holdings Ltd	4,317
28,673,611		Solomon Systech International Ltd	1,623
355,222		Sun Hung Kai Properties Ltd	5,900
161,793		Swire Pacific Ltd (Class A)	2,660
354,085		Wharf Holdings Ltd	2,724
90,000		Wheelock & Co Ltd	364
19,626		Wing Hang Bank Ltd	271
58,089		Yue Yuen Industrial Holdings	209

		TOTAL HONG KONG	153,259

INDIA - 0.6%
315,976		Adani Enterprises Ltd	4,592
102,211		Aurobindo Pharma Ltd	3,003
29,863		Bank of Baroda	599
684,179		Bank of India	6,910
35,020		Bharat Heavy Electricals	1,820
1,461,498		Crompton Greaves Ltd	10,131
675,371		Dabur India Ltd	1,514
150,000	*	DEN Networks Ltd	607
1,384,466		Dhanalakshmi Bank Ltd	3,941
1,771,327		DLF Ltd	11,565
199,312		Engineers India Ltd	1,486
1,574,832		Geodesic Information Systems Ltd	3,400
12,886		HDFC Bank Ltd	676
3,822		ICICI Bank Ltd	98
158,382		ICICI Bank Ltd (ADR)	8,020
45,124		Infosys Technologies Ltd	3,474
89,112		Infosys Technologies Ltd (ADR)	6,780
175,016		Power Grid Corp of India Ltd	385
124,438		Punjab National Bank Ltd	3,401
135,641	f	Puravankara Projects Ltd (purchased 11/26/07, cost $742)	337
60,361		Sobha Developers Ltd	439
200,000		Strides Arcolab Ltd	2,006
575,935		Sun Pharmaceuticals Industries Ltd	6,246
87,014		Tata Consultancy Services Ltd	2,268
38,959		Tata Power Co Ltd	1,190
807,256		UCO Bank	2,096
8,137	e	Vedanta Resources plc	319

		TOTAL INDIA	87,303

INDONESIA - 0.2%
10,078,500		Adaro Energy Tbk	2,852
3,439,500		Bank Rakyat Indonesia	4,008
816,563		PT Astra International Tbk	4,944
5,543,000		PT Kalbe Farma Tbk	1,999

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,039,000		PT Perusahaan Gas Negara	$2,475
3,679,500		PT Semen Gresik Persero Tbk	3,859
1,203,800		PT Tambang Batubara Bukit Asam Tbk	3,066

		TOTAL INDONESIA	23,203

IRELAND - 0.4%
96,389		Accenture plc	4,674
147,992	*,m	Anglo Irish Bank Corp plc	43
230,996	*	Bank of Ireland	116
73,239		CRH plc	1,517
6,125		CRH plc (IRELAND)	128
55,057	*	Elan Corp plc	305
101	*	Elan Corp plc (ADR)	1
18,773		Kerry Group plc (Class A)	626
33,186		Ryanair Holdings plc	167
1,500		Ryanair Holdings plc (ADR)	46
1,478,875		Shire Ltd	35,577
88,889		Shire plc (ADR)	6,434
674,523	*	Smurfit Kappa Group plc	6,580

		TOTAL IRELAND	56,214

ISRAEL - 0.2%
67,476	*	Bank Hapoalim Ltd	351
80,233		Bank Leumi Le-Israel	411
118,311		Bezeq Israeli Telecommunication Corp Ltd	361
3,385		Cellcom Israel Ltd	110
80,000	*	Check Point Software Technologies	3,701
271		Delek Group Ltd	70
1,606		Elbit Systems Ltd	86
29,252		Israel Chemicals Ltd	501
157	*	Israel Corp Ltd	190
38,355	*	Israel Discount Bank Ltd	87
15,843		Makhteshim-Agan Industries Ltd	81
8,405		Mizrahi Tefahot Bank Ltd	92
4,258	*	Nice Systems Ltd	150
5,823		Partner Communications	118
61,571		Teva Pharmaceutical Industries Ltd	3,227
379,259		Teva Pharmaceutical Industries Ltd (ADR)	19,771

		TOTAL ISRAEL	29,307

ITALY - 0.8%
106,688	e	A2A S.p.A.	147
228,506		ACEA S.p.A.	2,626
132,365		Assicurazioni Generali S.p.A.	2,513
12,557	*	Autogrill S.p.A.	177
29,045		Autostrade S.p.A.	593
69,062	e	Banca Carige S.p.A.	145
1,027,486		Banca Intesa S.p.A.	2,787
125,605		Banca Intesa S.p.A. RSP	299
296,666	e	Banca Monte dei Paschi di Siena S.p.A.	337
18,602		Banca Popolare di Milano	65
79,717		Banche Popolari Unite Scpa	698

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

74,166	e	Banco Popolare Scarl	$336
7,368	e	Beni Stabili S.p.A. (Paris)	6
77,000		DiaSorin S.p.A.	3,314
100,000	*	Enel Green Power S.p.A	211
487,454		Enel S.p.A.	2,436
446,140		ENI S.p.A.	9,742
7,737		Exor S.p.A.	255
586,414	e	Fiat S.p.A.	12,091
53,965		Finmeccanica S.p.A.	613
2,895	e	Fondiaria-Sai S.p.A.	24
3,331	e	Italcementi S.p.A.	28
2,148	e	Lottomatica S.p.A.	27
13,322		Luxottica Group S.p.A.	406
81,355		Mediaset S.p.A.	492
64,161		Mediobanca S.p.A.	571
10,301	e	Mediolanum S.p.A.	43
197,541		Parmalat S.p.A.	541
11,033	*,e	Pirelli & C Real Estate S.p.A.	7
477,650	e	Pirelli & C S.p.A.	3,862
17,032	e	Prysmian S.p.A.	290
1,264,747		Saipem S.p.A.	62,262
13,407	e	Saras S.p.A.	28
221,259		Snam Rete Gas S.p.A.	1,100
6,774,528		Telecom Italia RSP	7,351
891,473		Telecom Italia S.p.A.	1,152
113,366		Terna Rete Elettrica Nazionale S.p.A.	479
1,603,644		UniCredito Italiano S.p.A.	3,317
34,384		Unipol Gruppo Finanziario S.p.A.	21

		TOTAL ITALY	121,392

JAPAN - 9.0%
57,083		77 Bank Ltd	303
1,600	e	ABC-Mart, Inc	57
970	e	Acom Co Ltd	12
3,324	*	Advance Residence Investment Corp	7,443
20,542	e	Advantest Corp	465
402,009	e	Aeon Co Ltd	5,031
8,503		Aeon Credit Service Co Ltd	120
8,900		Aeon Mall Co Ltd	239
9,000		Air Water, Inc	115
45,042	*	Aisin Seiki Co Ltd	1,594
77,529		Ajinomoto Co, Inc	808
5,957	e	Alfresa Holdings Corp	265
689,435	*	All Nippon Airways Co Ltd	2,573
1,100,744		Amada Co Ltd	8,962
3,227,848	e	Aozora Bank Ltd	6,679
54,607	e	Asahi Breweries Ltd	1,058
1,095,773		Asahi Glass Co Ltd	12,808
594,834		Asahi Kasei Corp	3,883
10,000		Asics Corp	129
147,041		Astellas Pharma, Inc	5,605
80,653		Bank of Kyoto Ltd	765

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

355,971		Bank of Yokohama Ltd	$1,846
51,482		Benesse Corp	2,372
211,904	e	Bridgestone Corp	4,095
76,000		Brother Industries Ltd	1,127
113,700		Canon Electronics, Inc	3,217
6,964	*	Canon Marketing Japan, Inc	99
558,097	e	Canon, Inc	28,940
53,900	e	Capcom Co Ltd	867
151,523	e	Casio Computer Co Ltd	1,222
506		Central Japan Railway Co	4,238
268,323		Chiba Bank Ltd	1,745
277,000	e	Chiyoda Corp	2,757
169,766		Chubu Electric Power Co, Inc	4,174
28,858	e	Chugai Pharmaceutical Co Ltd	530
38,100		Chugoku Bank Ltd	461
65,792	e	Chugoku Electric Power Co, Inc	1,337
15,542		Citizen Watch Co Ltd	107
6,271	e	Coca-Cola West Japan Co Ltd	114
190,343		Cosmo Oil Co Ltd	624
117,055		Credit Saison Co Ltd	1,925
106,076		Dai Nippon Printing Co Ltd	1,445
16,630		Daicel Chemical Industries Ltd	121
55,698	*	Daido Steel Co Ltd	327
30,290	*	Daihatsu Motor Co Ltd	465
2,301		Dai-ichi Mutual Life Insurance Co	3,738
147,497		Daiichi Sankyo Co Ltd	3,228
75,046		Daikin Industries Ltd	2,662
27,000		Dainippon Ink and Chemicals, Inc	61
17,463		Dainippon Sumitomo Pharma Co Ltd	159
27,911		Daito Trust Construction Co Ltd	1,911
53,856		Daiwa House Industry Co Ltd	662
104,300	*	Daiwa Securities Group, Inc	537
26,900		Dena Co Ltd	965
168,676		Denki Kagaku Kogyo KK	802
141,945		Denso Corp	4,899
18,155		Dentsu, Inc	564
27,318		Dowa Holdings Co Ltd	179
95,052		East Japan Railway Co	6,181
102,217	e	Eisai Co Ltd	3,701
16,039		Electric Power Development Co	503
19,608	*,e	Elpida Memory, Inc	228
44,900		Exedy Corp	1,458
6,644		FamilyMart Co Ltd	250
74,643	*	Fanuc Ltd	11,464
273,518	e	Fast Retailing Co Ltd	43,559
35,900	e	FCC Co Ltd	837
34,822	*	Fuji Electric Holdings Co Ltd	109
346,684		Fuji Folms Holdings Corp	12,537
772,342	*	Fuji Heavy Industries Ltd	5,993
71,900		Fuji Oil Co Ltd	1,051
55		Fuji Television Network, Inc	87
988,991		Fujitsu Ltd	6,882

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

173,167		Fukuoka Financial Group, Inc	$753
204,805	e	Furukawa Electric Co Ltd	921
150,200	*,e	Gree, Inc	1,911
41,110	e	GS Yuasa Corp	285
78,879		Gunma Bank Ltd	433
80,842		Hachijuni Bank Ltd	452
2,635		Hakuhodo DY Holdings, Inc	151
4,037		Hamamatsu Photonics KK	148
127,720		Hankyu Hanshin Holdings, Inc	593
15,182	*	Hino Motors Ltd	82
3,287		Hirose Electric Co Ltd	370
103,744		Hiroshima Bank Ltd	437
23,600	e	Hisamitsu Pharmaceutical Co, Inc	994
11,252		Hitachi Chemical Co Ltd	233
15,022	e	Hitachi Construction Machinery Co Ltd	360
7,700		Hitachi High-Technologies Corp	180
7,592,685	*	Hitachi Ltd	40,494
45,000		Hitachi Metals Ltd	540
23,382		Hokkaido Electric Power Co, Inc	478
239,446		Hokuhoku Financial Group, Inc	487
23,375	e	Hokuriku Electric Power Co	574
927,168	e	Honda Motor Co Ltd	36,714
102,353	*	Hoya Corp	2,486
106,666	*	Ibiden Co Ltd	3,366
2,347		Idemitsu Kosan Co Ltd	249
607		Inpex Holdings, Inc	3,555
220,781		Isetan Mitsukoshi Holdings Ltd	2,567
82,178		Ishikawajima-Harima Heavy Industries Co Ltd	183
193,169	*	Isuzu Motors Ltd	878
6,937		Ito En Ltd	115
1,097,123		Itochu Corp	11,108
12,362	e	Itochu Techno-Science Corp	464
50,652		Iyo Bank Ltd	406
29,989		J Front Retailing Co Ltd	164
9,300		Japan Petroleum Exploration Co	354
473	e	Japan Prime Realty Investment Corp	1,456
213		Japan Real Estate Investment Corp	2,209
164	*	Japan Retail Fund Investment Corp	315
333,428		Japan Steel Works Ltd	3,483
1,295		Japan Tobacco, Inc	4,793
144,404		JFE Holdings, Inc	5,030
48,978		JGC Corp	1,066
167,624		Joyo Bank Ltd	737
73,623		JS Group Corp	1,620
55,653		JSR Corp	1,038
862,103		JTEKT Corp	10,172
227		Jupiter Telecommunications Co	239
749,500	*	JX Holdings, Inc	5,087
91,372		Kajima Corp	243
880	e	Kakaku.com, Inc	5,235
28,126		Kamigumi Co Ltd	236
31,900		Kaneka Corp	221

OLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

212,874		Kansai Electric Power Co, Inc	$5,254
22,480		Kansai Paint Co Ltd	218
132,753		Kao Corp	3,578
2,758,212		Kawasaki Heavy Industries Ltd	9,274
354,186	*	Kawasaki Kisen Kaisha Ltd	1,557
753		KDDI Corp	4,350
157,722	e	Keihin Electric Express Railway Co Ltd	1,393
198,310		Keio Corp	1,353
92,426		Keisei Electric Railway Co Ltd	617
40,983	*,e	Kenedix, Inc	12,479
11,624		Keyence Corp	3,367
46,795		Kikkoman Corp	524
14,131		Kinden Corp	131
380,914	e	Kintetsu Corp	1,192
880,849	e	Kirin Brewery Co Ltd	12,357
765,084		Kobe Steel Ltd	1,941
6,000	*	Koito Manufacturing Co Ltd	94
1,194,822		Komatsu Ltd	36,159
5,773		Konami Corp	123
110,613		Konica Minolta Holdings, Inc	1,150
262,158		Kubota Corp	2,483
51,087		Kuraray Co Ltd	732
16,497		Kurita Water Industries Ltd	520
53,812		Kyocera Corp	5,495
79,486	e	Kyowa Hakko Kogyo Co Ltd	818
97,184		Kyushu Electric Power Co, Inc	2,179
20,151		Lawson, Inc	997
6,500	e	Leopalace21 Corp	13
2,816		Mabuchi Motor Co Ltd	145
18,736	*	Makita Corp	766
1,065,072		Marubeni Corp	7,491
13,809		Marui Co Ltd	113
4,696		Maruichi Steel Tube Ltd	100
7,500	e	Matsui Securities Co Ltd	53
427,455		Matsushita Electric Industrial Co Ltd	6,070
944,150		Mazda Motor Corp	2,710
4,100	e	McDonald’s Holdings Co Japan Ltd	103
15,912		Mediceo Paltac Holdings Co Ltd	175
48,449		MEIJI Holdings Co Ltd	2,190
271,064		Millea Holdings, Inc	8,103
20,716		Minebea Co Ltd	131
3,300		Miraca Holdings, Inc	133
711,219		Mitsubishi Chemical Holdings Corp	4,827
1,152,441		Mitsubishi Corp	31,200
1,428,037		Mitsubishi Electric Corp	14,986
379,705		Mitsubishi Estate Co Ltd	7,043
41,160		Mitsubishi Gas Chemical Co, Inc	293
720,150		Mitsubishi Heavy Industries Ltd	2,705
12,262	e	Mitsubishi Logistics Corp	163
816,293	*,e	Mitsubishi Materials Corp	2,604
482,130	*,e	Mitsubishi Motors Corp	701
5,815,654		Mitsubishi UFJ Financial Group, Inc	31,446

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

267,850		Mitsubishi UFJ Lease & Finance Co Ltd	$10,623
980,004		Mitsui & Co Ltd	16,187
261,087	e	Mitsui Chemicals, Inc	936
42,875		Mitsui Engineering & Shipbuilding Co Ltd	114
611,137		Mitsui Fudosan Co Ltd	12,188
63,239		Mitsui Mining & Smelting Co Ltd	209
1,391,399		Mitsui OSK Lines Ltd	9,494
170,820		Mitsui Sumitomo Insurance Group Holdings, Inc	4,282
1,980,750		Mitsui Trust Holdings, Inc	8,222
5,022		Mitsumi Electric Co Ltd	92
5,740,698		Mizuho Financial Group, Inc	10,818
296,872	*,e	Mizuho Trust & Banking Co Ltd	307
49,620		Murata Manufacturing Co Ltd	3,477
5,600		Nabtesco Corp	119
11,806		Namco Bandai Holdings, Inc	127
458,615		NEC Corp	1,378
55,179		NGK Insulators Ltd	901
16,988		NGK Spark Plug Co Ltd	261
88,138	*	NHK Spring Co Ltd	959
97,106		Nidec Corp	9,819
53,900		Nifco, Inc	1,461
79,781		Nikon Corp	1,618
35,558		Nintendo Co Ltd	10,437
244	e	Nippon Building Fund, Inc	2,503
54,175		Nippon Electric Glass Co Ltd	782
92,441		Nippon Express Co Ltd	417
11,944		Nippon Meat Packers, Inc	156
189,000		Nippon Paint Co Ltd	1,448
26,687		Nippon Paper Group, Inc	700
82,507		Nippon Sheet Glass Co Ltd	223
1,361,884		Nippon Steel Corp	4,898
453,230		Nippon Telegraph & Telephone Corp	20,515
874,408		Nippon Yusen Kabushiki Kaisha	3,877
104,721		Nishi-Nippon City Bank Ltd	319
15,155		Nissan Chemical Industries Ltd	197
1,750,623	*	Nissan Motor Co Ltd	16,667
61,118		Nisshin Seifun Group, Inc	776
75,321		Nisshin Steel Co Ltd	168
8,054		Nisshinbo Industries, Inc	88
10,835		Nissin Food Products Co Ltd	388
40,773		Nitori Co Ltd	3,566
34,777		Nitto Denko Corp	1,638
1,148,726	*	NKSJ Holdings, Inc	8,461
83,651	*	NOK Corp	1,743
885,763	*	Nomura Holdings, Inc	5,619
10,274		Nomura Real Estate Holdings, Inc	187
92		Nomura Real Estate Office Fund, Inc	664
31,010		Nomura Research Institute Ltd	691
36,206	e	NSK Ltd	327
2,250,948	*	NTN Corp	11,949
458		NTT Data Corp	1,586
6,001		NTT DoCoMo, Inc	10,481

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

400		NTT Urban Development Corp	$394
492,259		Obayashi Corp	2,268
757		Obic Co Ltd	156
212,398	e	Odakyu Electric Railway Co Ltd	1,978
279,797		OJI Paper Co Ltd	1,354
27,712		Olympus Corp	839
71,802		Omron Corp	1,902
10,966		Ono Pharmaceutical Co Ltd	512
72,617		Oriental Land Co Ltd	6,726
338,669	e	ORIX Corp	33,329
643,981		Osaka Gas Co Ltd	2,499
389		Osaka Securities Exchange Co Ltd	1,962
1,687	e	Otsuka Corp	115
804,300	e	Park24 Co Ltd	8,609
59,136	*,e	Rakuten, Inc	49,529
123,830	e	Resona Holdings, Inc	743
700,581		Ricoh Co Ltd	10,268
139,699		Rinnai Corp	8,534
20,624		Rohm Co Ltd	1,346
3,380		Sankyo Co Ltd	191
479,200	e	Sanrio Co Ltd	11,232
11,156		Santen Pharmaceutical Co Ltd	387
20,000		Sapporo Hokuyo Holdings, Inc	94
26,795	e	Sapporo Holdings Ltd	121
1,236	*	SBI Holdings, Inc	188
56,134		Secom Co Ltd	2,658
1,715,244		Sega Sammy Holdings, Inc	32,640
44,083		Seiko Epson Corp	804
46,951		Sekisui Chemical Co Ltd	337
181,920		Sekisui House Ltd	1,840
40,600	e	Senshu Ikeda Holdings, Inc	58
231,881		Seven & I Holdings Co Ltd	6,198
164	e	SEVEN BANK Ltd	347
117,106	*,e	Sharp Corp	1,207
22,600	e	Shikoku Electric Power Co, Inc	665
27,982		Shimadzu Corp	217
1,397		Shimamura Co Ltd	130
4,081	e	Shimano, Inc	208
63,062		Shimizu Corp	270
106,000		Shin-Etsu Chemical Co Ltd	5,745
7,774	e	Shinko Electric Industries	87
151,751	*	Shinko Securities Co Ltd	435
4,775,649	e	Shinsei Bank Ltd	6,235
64,473		Shionogi & Co Ltd	1,273
93,185		Shiseido Co Ltd	2,036
235,301		Shizuoka Bank Ltd	2,171
151,654	e	Showa Denko KK	342
56,373	e	Showa Shell Sekiyu KK	517
13,988		SMC Corp	2,397
542,660		Softbank Corp	18,788
135,236	*	Sojitz Holdings Corp	296
648,902	*	Sony Corp	23,395

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

112		Sony Financial Holdings, Inc	$453
3,999	e	Square Enix Co Ltd	71
18,535		Stanley Electric Co Ltd	346
12,876	*,e	Sumco Corp	184
170,883	e	Sumitomo Chemical Co Ltd	842
440,363	e	Sumitomo Corp	6,232
174,976		Sumitomo Electric Industries Ltd	2,431
87,625		Sumitomo Heavy Industries Ltd	563
2,296,400		Sumitomo Metal Industries Ltd	5,657
150,464		Sumitomo Metal Mining Co Ltd	2,630
670,179		Sumitomo Mitsui Financial Group, Inc	23,872
236,256		Sumitomo Realty & Development Co Ltd	5,642
18,563	e	Sumitomo Rubber Industries, Inc	194
900	e	Sumitomo Titanium Corp	43
844,488		Sumitomo Trust & Banking Co Ltd	5,326
210,654		Suruga Bank Ltd	1,962
26,187		Suzuken Co Ltd	800
244,522	*	Suzuki Motor Corp	6,023
2,100	e	Sysmex Corp	146
101,598		T&D Holdings, Inc	2,578
35,000	*	Taiheiyo Cement Corp	45
109,743		Taisei Corp	257
13,411	e	Taisho Pharmaceutical Co Ltd	294
92,357	e	Taiyo Nippon Sanso Corp	816
200,718		Takashimaya Co Ltd	1,721
313,637		Takeda Pharmaceutical Co Ltd	15,433
24,481		Tanabe Seiyaku Co Ltd	413
13,227		TDK Corp	920
4,744,807		Teijin Ltd	20,279
49,876		Terumo Corp	2,807
65,276		THK Co Ltd	1,501
277,878	e	Tobu Railway Co Ltd	1,561
37,875		Toho Co Ltd	608
164,000		Toho Gas Co Ltd	820
116,015		Tohoku Electric Power Co, Inc	2,586
104,295		Tokuyama Corp	540
1,700		Tokyo Broadcasting System, Inc	24
362,360		Tokyo Electric Power Co, Inc	8,850
54,710		Tokyo Electron Ltd	3,464
1,338,624		Tokyo Gas Co Ltd	5,935
20,040	e	Tokyo Steel Manufacturing Co Ltd	219
35,572	e	Tokyo Tatemono Co Ltd	165
356,852		Tokyu Corp	1,635
49,414		Tokyu Land Corp	248
87,427		Toppan Printing Co Ltd	799
412,764		Toray Industries, Inc	2,466
980,481	*	Toshiba Corp	5,338
55,647		Tosoh Corp	181
29,681		Toto Ltd	215
16,439		Toyo Seikan Kaisha Ltd	313
37,099		Toyo Suisan Kaisha Ltd	826
15,997	*	Toyoda Gosei Co Ltd	376

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,200	*,e	Toyota Boshoku Corp	$127
40,261	*	Toyota Industries Corp	1,250
1,293,348	*	Toyota Motor Corp	51,295
23,094		Toyota Tsusho Corp	407
33,128	*,e	Trend Micro, Inc	1,094
148,274		Tsumura & Co	4,801
852,932		UBE Industries Ltd	2,563
65,069		Uni-Charm Corp	2,589
935,600	e	United Arrows Ltd	14,174
20,020		UNY Co Ltd	202
26,984		Ushio, Inc	514
26,882		USS Co Ltd	2,199
397		West Japan Railway Co	1,484
4,862	e	Yahoo! Japan Corp	1,886
25,777		Yakult Honsha Co Ltd	743
5,099		Yamada Denki Co Ltd	348
46,666		Yamaguchi Financial Group, Inc	472
40,388		Yamaha Corp	501
43,883	*	Yamaha Motor Co Ltd	715
9,200		Yamato Kogyo Co Ltd	278
43,055		Yamato Transport Co Ltd	613
12,553	e	Yamazaki Baking Co Ltd	151
25,384	e	Yaskawa Electric Corp	240
24,310	*	Yokogawa Electric Corp	193
189,000		Zeon Corp	1,583

		TOTAL JAPAN	1,329,247

JERSEY, C.I. - 0.0%
10,184		Randgold Resources Ltd	838

		TOTAL JERSEY, C.I.	838

KAZAKHSTAN - 0.0%
17,554		Eurasian Natural Resources Corp	287

		TOTAL KAZAKHSTAN	287

KOREA, REPUBLIC OF - 0.6%
26,000		Doosan Corp	3,528
26,607	*	Duksan Hi-Metal Co Ltd	476
100,000		Hankook Tire Co Ltd	2,798
287,960		Hanwha Chemical Corp	7,866
13,000		Hite Brewery Co Ltd	1,380
25,000		Huchems Fine Chemical Corp	432
11,000		Hyundai Heavy Industries	4,294
898,200	*	Hyundai Hy Communications & Network Co	2,770
14,511		Hyundai Mipo Dockyard	2,864
21,276		Hyundai Mobis	5,334
28,797		Hyundai Motor Co	4,402
35,000		Hyundai Steel Co	3,840
140,000		Kangwon Land, Inc	3,448
127,251		KB Financial Group, Inc	6,728
100,780		Kia Motors Corp	4,493
15,838		LG Chem Ltd	5,457

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,695		LG Household & Health Care Ltd	$1,957
6,822		Samsung Electronics Co Ltd	5,705
23,472		Samsung Engineering Co Ltd	3,971
120,000		Samsung Heavy Industries Co Ltd	4,356
66,490		Shinhan Financial Group Co Ltd	3,099
127,432	*	Silicon Works Co Ltd	3,762

		TOTAL KOREA, REPUBLIC OF	82,960

LUXEMBOURG - 0.1%
97,169		ArcelorMittal	3,685
2,568,750	*	L’ Occitane International S.A.	7,105
10,100	e	Millicom International Cellular S.A.	970
39,062		SES Global S.A.	930

		TOTAL LUXEMBOURG	12,690

MACAU - 0.2%
13,320,000	*	Sands China Ltd	29,269
120,800		Wynn Macau Ltd	270

		TOTAL MACAU	29,539

MALAYSIA - 0.1%
1,000,000		Bumiputra-Commerce Holdings BHD	2,757
474,384	*	Genting International plc	810
1,151,800		Public Bank BHD	4,863
791,900		RHB Capital BHD	2,239
30,659		YNH Property BHD	17

		TOTAL MALAYSIA	10,686

MEXICO - 0.1%
131,550		America Movil S.A. de C.V. (ADR) (Series L)	7,543
1,116,000	*	Compartamos SAB de C.V.	2,426
12,197		Fresnillo plc	317
2,303,745	*,e	Genomma Lab Internacional S.A. de C.V.	5,514
596,093	*,e	Grupo Comercial Chedraui S.a. DE C.V.	1,811

		TOTAL MEXICO	17,611

NETHERLANDS - 2.0%
207,041	*	Aegon NV	1,266
26,296		Akzo Nobel NV	1,633
48,979		ASML Holding NV	1,892
7,312		Boskalis Westminster	349
100,000	*	Chicago Bridge & Iron Co NV	3,290
50,000	*	CNH Global NV	2,387
7,535		Corio NV	483
10,198		DSM NV	581
46,137		European Aeronautic Defence and Space Co	1,075
8,895		Fugro NV	731
14,876		Heineken Holding NV	647
34,496		Heineken NV	1,691
10,067,884	*	ING Groep NV	97,942
134,955		Koninklijke Ahold NV	1,781

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

845,915		Koninklijke Philips Electronics NV	$25,909
4,771		Koninklijke Vopak NV	225
30,756	*	Qiagen NV	601
12,340	*	Randstad Holdings NV	651
79,450		Reed Elsevier NV	983
1,551,334	e	Royal Dutch Shell plc (A Shares)	51,724
921,251		Royal Dutch Shell plc (B Shares)	30,378
228,464		Royal KPN NV	3,334
21,632		SBM Offshore NV	485
151,074	*,e	Sensata Technologies Holding BV	4,549
1,530,727		TNT NV	40,399
431,688		Unilever NV	13,441
238,909		Unilever NV (ADR)	7,502
32,721		Wolters Kluwer NV	717

		TOTAL NETHERLANDS	296,646

NEW ZEALAND - 0.0%
106,579		Auckland International Airport Ltd	181
37,847	*,e	Contact Energy Ltd	184
88,103	e	Fletcher Building Ltd	526
72,095	e	Sky City Entertainment Group Ltd	182
270,409		Telecom Corp of New Zealand Ltd	457

		TOTAL NEW ZEALAND	1,530

NORWAY - 0.2%
11,155	e	Aker Kvaerner ASA	190
118,239		DNB NOR Holding ASA	1,660
100,171		Norsk Hydro ASA	731
87,112	e	Orkla ASA	846
3,000,000	e	PAN Fish ASA	3,172
70,830	*,e	Renewable Energy Corp AS	216
37,035	e	SeaDrill Ltd	1,252
126,392	e	Statoil ASA	3,002
94,078		Telenor ASA	1,528
229,963		Yara International ASA	13,301

		TOTAL NORWAY	25,898

PERU - 0.0%
44,223		Credicorp Ltd (NY)	5,259

		TOTAL PERU	5,259

PHILIPPINES - 0.1%
20,236,600		Alliance Global Group, Inc	5,774
10,195,901	m	Ayala Land, Inc (Preference)	23
2,599,600		Metropolitan Bank & Trust	4,272

		TOTAL PHILIPPINES	10,069

POLAND - 0.1%
120,789		KGHM Polska Miedz S.A.	7,059
141,305	*	Warsaw Stock Exchange	2,339

		TOTAL POLAND	9,398

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

PORTUGAL - 0.3%
350,383	e	Banco Comercial Portugues S.A.	$273
61,082	e	Banco Espirito Santo S.A.	235
26,838		Brisa-Auto Estradas de Portugal S.A.	187
25,402	e	Cimpor Cimentos de Portugal S.A.	172
21,063	*	EDP Renovaveis S.A.	122
152,980		Energias de Portugal S.A.	509
118,791		Galp Energia SGPS S.A.	2,276
2,296,827		Jeronimo Martins SGPS S.A.	34,990
77,319		Portugal Telecom SGPS S.A.	866

		TOTAL PORTUGAL	39,630

RUSSIA - 0.1%
1		MMC Norilsk Nickel (ADR)	0	^
215,187	*,f	Pharmstandard (GDR) (purchased 12/01/10, cost $5,025)	6,133
9,000	f	Sberbank (GDR) (purchased 12/03/10, cost $3,320)	3,855

		TOTAL RUSSIA	9,988

SINGAPORE - 0.6%
5,071,000		Allgreen Properties Ltd	4,663
185,473	e	Ascendas Real Estate Investment Trust	299
149,124		Avago Technologies Ltd	4,246
850,082	e	CapitaLand Ltd	2,457
698,974		CapitaMall Trust	1,062
105,000	e	CapitaMalls Asia Ltd	159
165,868	e	City Developments Ltd	1,623
147,028		ComfortDelgro Corp Ltd	178
78,584	e	Cosco Corp Singapore Ltd	131
1,645,025		DBS Group Holdings Ltd	18,356
172,015	*,e	Flextronics International Ltd	1,350
796,103		Fraser and Neave Ltd	3,976
119,000	*,e	Global Logistic Properties	200
520,497		Golden Agri-Resources Ltd	324
569,000		Hotel Properties Ltd	1,237
255,945		Jardine Cycle & Carriage Ltd	7,299
1,074,842		Keppel Corp Ltd	9,481
56,000	e	Keppel Land Ltd	209
23,000	*	K-Green Trust	19
70,465	*,e	Neptune Orient Lines Ltd	120
317,298	e	Olam International Ltd	776
834,957		Oversea-Chinese Banking Corp	6,428
1,390,811		SembCorp Industries Ltd	5,570
640,857	e	SembCorp Marine Ltd	2,682
134,492		Singapore Airlines Ltd	1,603
4,152		Singapore Airport Terminal Services Ltd	9
255,560	e	Singapore Exchange Ltd	1,677
482,963	e	Singapore Press Holdings Ltd	1,498
457,896		Singapore Technologies Engineering Ltd	1,220
2,458,704		Singapore Telecommunications Ltd	5,843
46,274		StarHub Ltd	95
688,989		United Overseas Bank Ltd	9,771

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

60,965		United Overseas Land Ltd	$226
170,000	e	Wilmar International Ltd	746
114,000		Yangzijiang Shipbuilding	170

		TOTAL SINGAPORE	95,703

SOUTH AFRICA - 0.2%
750,000		Aveng Ltd	4,924
650,000	*	Clicks Group Ltd	4,276
250,000		Imperial Holdings Ltd	4,838
72,071		Kumba Iron Ore Ltd	4,644
370,000		Mr Price Group Ltd	3,735
1,351,872		Woolworths Holdings Ltd	5,529

		TOTAL SOUTH AFRICA	27,946

SPAIN - 0.9%
33,999		Abertis Infraestructuras S.A.	612
3,395		Acciona S.A.	240
13,375	e	Acerinox S.A.	235
27,183	e	ACS Actividades Cons y Servicios S.A.	1,274
437,839	*	Amadeus IT Holding S.A.	9,174
1,630,045		Banco Bilbao Vizcaya Argentaria S.A.	16,467
108,444	e	Banco de Sabadell S.A.	427
25,001	e	Banco de Valencia S.A.	110
99,930	e	Banco Popular Espanol S.A.	513
3,915,087		Banco Santander Central Hispano S.A.	41,477
41,242	e	Bankinter S.A.	229
144,232	e	Bolsas y Mercados Espanoles	3,437
56,285		Cintra Concesiones de Infraestructuras de Transporte S.A.	559
100,574		Corp Mapfre S.A.	279
114,176	e	Criteria Caixacorp S.A.	608
15,698		Enagas	313
4,402	e	Fomento de Construcciones y Contratas S.A.	116
8,518		Gamesa Corp Tecnologica S.A.	65
24,970	e	Gas Natural SDG S.A.	383
11,794		Gestevision Telecinco S.A.	130
18,631	e	Grifols S.A.	254
75,822	e	Iberdrola Renovables	269
467,106		Iberdrola S.A.	3,600
54,713	*	Iberia Lineas Aereas de Espana	234
219,085		Inditex S.A.	16,404
11,691	e	Indra Sistemas S.A.	200
320,000		Laboratorios Almirall S.A.	2,916
9,504	e	Red Electrica de Espana	447
98,270		Repsol YPF S.A.	2,738
4,294	*,e	Sacyr Vallehermoso S.A.	27
1,050,951		Telefonica S.A.	23,826
19,182	e	Zardoya Otis S.A.	270

		TOTAL SPAIN	127,833

SWEDEN - 0.8%
232,764		Alfa Laval AB	4,904
163,657		Assa Abloy AB (Class B)	4,611

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

405,993		Atlas Copco AB (A Shares)	$10,244
51,658		Atlas Copco AB (B Shares)	1,168
205,270		Autoliv, Inc	16,203
4,308,847	*	Biovitrum AB	25,947
18,592		Boliden AB	378
3,424	*	CDON Group AB	16
27,250		Electrolux AB (Series B)	774
339,159		Ericsson (LM) (B Shares)	3,941
22,988		Getinge AB (B Shares)	482
193,963		Hennes & Mauritz AB (B Shares)	6,460
16,972	e	Hexagon AB (B Shares)	364
6,085		Holmen AB (B Shares)	200
46,787		Husqvarna AB (B Shares)	391
7,496		Industrivarden AB	132
60,547		Investor AB (B Shares)	1,295
14,738		Kinnevik Investment AB (Series B)	300
9,947	*	Lundin Petroleum AB	124
3,424		Modern Times Group AB (B Shares)	227
366,782		Nordea Bank AB	3,989
6,902		Ratos AB (B Shares)	256
284,508		Sandvik AB	5,546
42,501		Scania AB (B Shares)	978
41,979		Securitas AB (B Shares)	491
195,054		Skandinaviska Enskilda Banken AB (Class A)	1,627
225,435		Skanska AB (B Shares)	4,468
273,494		SKF AB (B Shares)	7,791
20,662		Ssab Svenskt Stal AB (Series A)	347
3,912		Ssab Svenskt Stal AB (Series B)	58
145,393		Svedbergs i Dalstorp AB	1,059
64,765		Svenska Cellulosa AB (B Shares)	1,023
96,005		Svenska Handelsbanken (A Shares)	3,068
81,736		Swedbank AB (A Shares)	1,140
66,077		Swedish Match AB	1,913
209,591		Tele2 AB (B Shares)	4,350
298,687		TeliaSonera AB	2,367
29,165		Volvo AB (A Shares)	499
141,849		Volvo AB (B Shares)	2,499

		TOTAL SWEDEN	121,630

SWITZERLAND - 4.2%
200,164		ABB Ltd	4,459
13,675	*	Actelion Ltd	749
403,797		Adecco S.A.	26,453
9,538		Aryzta AG.	440
6,764		Baloise Holding AG.	658
83,400		Bank Sarasin & Compagnie AG.	3,800
622		Bkw Fmb Energie AG	47
681,005		Compagnie Financiere Richemont S.A.	40,058
1,320,492		Credit Suisse Group	53,201
10,227		Geberit AG.	2,365
900		Givaudan S.A.	971
27,772		Holcim Ltd	2,098

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

38,510		ING Canada, Inc	$1,970
262,700		ING Vysya Bank Ltd	2,164
532,605		Julius Baer Group Ltd	24,950
18,031		Julius Baer Holding AG.	298
13,075		Kuehne & Nagel International AG.	1,818
100		Lindt & Spruengli AG.	302
12		Lindt & Spruengli AG. (Reg)	386
24,346	*,e	Logitech International S.A.	463
348,634		Lonza Group AG.	27,946
1,605,216		Nestle S.A.	93,995
8,342		Nobel Biocare Holding AG.	157
2,215,529		Novartis AG.	130,208
185,503	e	Novartis AG. (ADR)	10,935
2,983		Pargesa Holding S.A.	253
1,145,227		Philip Morris International, Inc	67,029
132,345		Phonak Holding AG.	17,085
92,949		Roche Holding AG.	13,619
4,197		Schindler Holding AG.	496
1,468		Schindler Holding AG. (Reg)	176
685		SGS S.A.	1,149
139		Sika AG.	305
88,414		STMicroelectronics NV	914
901	e	Straumann Holding AG.	206
4,339		Swatch Group AG.	1,934
2,898		Swatch Group AG. Reg	234
4,081		Swiss Life Holding	590
30,253		Swiss Reinsurance Co	1,628
4,047		Swisscom AG.	1,779
34,866		Syngenta AG.	10,199
7,909	e	Synthes, Inc	1,068
435,321	*,e	Temenos Group AG.	18,111
3,247,880	*	UBS AG. (Switzerland)	53,321
19,646		Zurich Financial Services AG.	5,089

		TOTAL SWITZERLAND	626,076

TAIWAN - 0.4%
4,835,000		AU Optronics Corp	5,025
1,000,000		Catcher Technology Co Ltd	3,704
1,200,000		Formosa Chemicals & Fibre Corp	4,042
1,100,000		Formosa Plastics Corp	3,678
167,728	*,e	Foxconn International Holdings Ltd	117
732,250		High Tech Computer Corp	22,603
1,331,400		Hon Hai Precision Industry Co, Ltd	5,366
200,000		Largan Precision Co Ltd	4,973
7,330	*	Semileds Corp	213
3,200,000		Taiwan Cement Corp	3,600
194,114		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,434
3,066,300		TSRC Corp	7,099

		TOTAL TAIWAN	62,854

THAILAND - 0.2%
4,538,000		Bank of Ayudhya PCL (ADR)	3,876

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

219,437		Banpu PCL	$5,736
4,227,800		Charoen Pokphand Foods PCL	3,464
1,157,000		Kasikornbank PCL - NVDR	4,817
6,300,000		Krung Thai Bank PCL	3,616
859,368		PTT Chemical PCL	4,191
333,000		PTT PCL	3,535

		TOTAL THAILAND	29,235

TURKEY - 0.2%
919,921		Arcelik AS	4,647
875,936		KOC Holding AS	4,266
875,936		Turk Telekomunikasyon AS	3,688
1,163,904		Turkiye Is Bankasi (Series C)	4,146
1,907,888	*	Yapi ve Kredi Bankasi	6,005

		TOTAL TURKEY	22,752

UNITED KINGDOM - 9.6%
130,728		3i Group plc	670
1,734,549		Admiral Group plc	40,970
322,480		Aggreko plc	7,451
159,224		AMEC plc	2,855
1,705,369		Anglo American plc (London)	88,686
328,235		Antofagasta plc	8,249
86,984		ARM Holdings plc	574
211,200	*,e	ASOS plc	5,242
1,058,383		Associated British Foods plc	19,488
300,245		AstraZeneca plc	13,678
12,732		AstraZeneca plc (ADR)	588
5,616,370	*	Autonomy Corp plc	131,785
651,615		Aveva Group plc	16,397
314,101		Aviva plc	1,925
24,491		Babcock International Group	218
393,375		BAE Systems plc	2,024
92,075		Balfour Beatty plc	449
7,332,186		Barclays plc	29,911
5,831	*	Berkeley Group Holdings plc	81
1,973,056		BG Group plc	39,867
740,175		BHP Billiton plc	29,439
6,153,700		BP plc	44,666
5,321		BP plc (ADR)	235
10,039,225	*,e	British Airways plc	42,653
275,976		British American Tobacco plc	10,600
1,042,520		British Land Co plc	8,525
1,042,171		British Sky Broadcasting plc	11,959
9,914,350		BT Group plc	27,948
28,500		Bunzl plc	319
659,888		Burberry Group plc	11,564
169,488		Cable & Wireless plc	128
348,206		Cable & Wireless Worldwide	357
3,699,812	*	Cairn Energy plc	24,227
116,741		Capita Group plc	1,269
27,673		Capital & Counties Properties	65

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,410		Carnival plc	$530
7,460	*,m	Cattles plc	1
7,740,943		Centrica plc	40,019
101,341		Cobham plc	322
300,946		Compass Group plc	2,726
5,102		Delta Lloyd NV	103
925,310		Diageo plc	17,095
24,623		Drax Group plc	141
16,640	*	Enquest plc	37
9,706	*	Enquest plc	21
75,377		Ensco International plc (ADR)	4,024
20,988	*	Essar Energy plc	190
158,452		Experian Group Ltd	1,972
1,214		F&C Asset Management plc	2
64,809		Firstgroup plc	402
533,066		GlaxoSmithKline plc	10,306
177,194		Group 4 Securicor plc	703
81,619		Hammerson plc	531
100,264		Home Retail Group	295
9,026,397		HSBC Holdings plc	91,629
2,025,355		ICAP plc	16,894
1,672,529	*	Imagination Technologies Group plc	9,403
581,716		Imperial Tobacco Group plc	17,849
29,746		Inmarsat plc	312
337,977		Intercontinental Hotels Group plc	6,550
4,258,118		International Power plc	29,053
10,702		Intertek Group plc	296
266,919		Invensys plc	1,474
59,118		Investec plc	486
251,253	*	ITV plc	274
135,774		J Sainsbury plc	797
14,190		Johnson Matthey plc	451
14,582		Kazakhmys plc	367
156,168		Kingfisher plc	641
42,281		Ladbrokes plc	81
100,925		Land Securities Group plc	1,061
1,246,422		Legal & General Group plc	1,880
63,889		Liberty International plc	416
11,441,728	*	Lloyds TSB Group plc	11,720
21,978		London Stock Exchange Group plc	287
10,947	*	Lonmin plc	336
232,618		Man Group plc	1,074
752,604		Marks & Spencer Group plc	4,330
509,286		National Grid plc	4,391
7,959,090	*	New Carphone Warehouse plc	49,047
233,463		Next plc	7,189
713,409		Old Mutual plc	1,369
1,741,277		Pearson plc	27,365
26,818		Petrofac Ltd	664
3,801,589		Playtech Ltd	25,131
2,775,995		Prudential plc	28,910
378,259		Reckitt Benckiser Group plc	20,788

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

80,255		Reed Elsevier plc	$678
103,995		Resolution Ltd	380
100,878		Rexam plc	523
1,331,782		Rio Tinto plc	93,156
72,500	e	Rio Tinto plc (ADR)	5,195
379,958		Rolls-Royce Group plc	3,691
455,031		Royal & Sun Alliance Insurance Group plc	888
1,951,446	*	Royal Bank of Scotland Group plc	1,189
82,801		SABMiller plc	2,913
174,621		Sage Group plc	744
13,371		Schroders plc	387
177,506		Scottish & Southern Energy plc	3,390
98,304		Segro plc	439
402,044		Serco Group plc	3,482
31,266		Severn Trent plc	720
167,232		Smith & Nephew plc	1,764
1,080,153		Smiths Group plc	20,967
379,590		Standard Chartered plc	10,212
297,081		Standard Life plc	1,000
19,361		TalkTalk Telecom Group plc	48
2,577,117		Tesco plc	17,076
78,618		Thomas Cook Group plc	233
64,300		TUI Travel plc	247
2,911,032		Tullow Oil plc	57,232
560,856		Unilever plc	17,165
5,221,508	*	Unitech Corporate Parks plc	2,503
90,211		United Utilities Group plc	833
23,738,738		Vodafone Group plc	61,364
17,099		Vodafone Group plc (ADR)	452
13,741		Weir Group plc	381
23,402		Whitbread plc	653
277,504		WM Morrison Supermarkets plc	1,158
293,808	*	Wolseley plc	9,372
2,877,032		WPP plc	35,414
144,771		Xstrata plc	3,398

		TOTAL UNITED KINGDOM	1,426,244

UNITED STATES - 47.2%
141,825		3M Co	12,239
195,000		A.O. Smith Corp	7,426
330,876		Abbott Laboratories	15,852
27,534		Abercrombie & Fitch Co (Class A)	1,587
656,508		ACE Ltd	40,867
22,114		Activision Blizzard, Inc	275
199,867	*	Adobe Systems, Inc	6,152
83,477		Advance Auto Parts, Inc	5,522
23,609	*	Advanced Micro Devices, Inc	193
46,360	*	Aeropostale, Inc	1,142
181,374	*	AES Corp	2,209
141,022		Aetna, Inc	4,303
220,186		Aflac, Inc	12,425
158,330	*	AGCO Corp	8,021

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

56,305	*	Agilent Technologies, Inc	$2,333
31,985		Air Products & Chemicals, Inc	2,909
3,273	e	Airgas, Inc	204
114,928	*	Akamai Technologies, Inc	5,407
30,669	*	Alaska Air Group, Inc	1,739
204,068		Alberto-Culver Co	7,559
42,811		Alcoa, Inc	659
15,532	*	Alexion Pharmaceuticals, Inc	1,251
129,797		Allegheny Energy, Inc	3,146
3,632	e	Allegheny Technologies, Inc	200
104,409		Allergan, Inc	7,170
628,735	*,e	Alliance Data Systems Corp	44,658
12,115		Alliant Energy Corp	445
172,174		Allstate Corp	5,489
28,045	*	Alpha Natural Resources, Inc	1,684
143,336		Altera Corp	5,100
799,260		Altria Group, Inc	19,678
70,067	*	Amazon.com, Inc	12,612
14,649		AMB Property Corp	465
52,436		Ameren Corp	1,478
238,909	*	American Axle & Manufacturing Holdings, Inc	3,072
229,451		American Eagle Outfitters, Inc	3,357
98,528		American Electric Power Co, Inc	3,545
223,478		American Express Co	9,592
89,000		American Financial Group, Inc	2,874
6,542	*,e	American International Group, Inc	377
96,069	*	American Tower Corp (Class A)	4,961
185,191		American Water Works Co, Inc	4,683
22,602		Ameriprise Financial, Inc	1,301
187,620		AmerisourceBergen Corp	6,402
9,725		Ametek, Inc	382
586,881	*	Amgen, Inc	32,220
63,516		Amphenol Corp (Class A)	3,352
149,318	*	AMR Corp	1,163
359,468		Anadarko Petroleum Corp	27,377
390,000	*	Anadigics, Inc	2,703
69,842		Analog Devices, Inc	2,631
402,559		Annaly Mortgage Management, Inc	7,214
558,135	*	AOL, Inc	13,233
59,919		AON Corp	2,757
406,818		Apache Corp	48,505
6,255		Apartment Investment & Management Co (Class A)	162
35,245	*	Apollo Group, Inc (Class A)	1,392
846,097	*	Apple, Inc	272,918
429,511		Applied Materials, Inc	6,035
2,770	e	Aqua America, Inc	62
73,437	*	Arch Capital Group Ltd	6,466
57,652		Arch Coal, Inc	2,021
147,762		Archer Daniels Midland Co	4,445
44,935	*	Arrow Electronics, Inc	1,539
408,391		Ashland, Inc	20,771
98,083		Assurant, Inc	3,778

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,933,071		AT&T, Inc	$56,795
34,067	*	Autodesk, Inc	1,301
151,358		Automatic Data Processing, Inc	7,005
28,492	*	Autozone, Inc	7,767
22,543		AvalonBay Communities, Inc	2,537
5,929		Avery Dennison Corp	251
61,805	*	Avnet, Inc	2,041
229,897		Avon Products, Inc	6,681
589,216		Axis Capital Holdings Ltd	21,141
37,865	*	Babcock & Wilcox Co	969
480,991		Baker Hughes, Inc	27,498
92,877		Ball Corp	6,320
2,930,627		Bank of America Corp	39,095
71,907		Bank of New York Mellon Corp	2,172
40,096		Bard (C.R.), Inc	3,680
165,637		Baxter International, Inc	8,385
28,977		BB&T Corp	762
11,220		Beckman Coulter, Inc	844
61,108		Becton Dickinson & Co	5,165
25,998	*	Bed Bath & Beyond, Inc	1,278
122,082	*	Berkshire Hathaway, Inc (Class B)	9,780
69,538		Best Buy Co, Inc	2,384
8,500	*	Big Lots, Inc	259
66,489	*	Biogen Idec, Inc	4,458
168,398		BlackRock, Inc	32,093
561,854		Blackstone Group LP	7,950
124,066	*	BMC Software, Inc	5,848
446,442		Boeing Co	29,135
36,724	*	BorgWarner, Inc	2,657
100,132		Boston Properties, Inc	8,621
517,892	*	Boston Scientific Corp	3,920
313,788		Bristol-Myers Squibb Co	8,309
361,493		Broadcom Corp (Class A)	15,743
83,075	e	Brookfield Properties Corp (Toronto)	1,467
13,607		Brown-Forman Corp (Class B)	947
18,023		Bucyrus International, Inc (Class A)	1,611
5,565		Bunge Ltd	365
25,415		CA, Inc	621
158,754		Cablevision Systems Corp (Class A)	5,372
64,592		Cabot Oil & Gas Corp	2,445
107,955	*	Calpine Corp	1,440
2,700		Camden Property Trust	146
132,155	*	Cameron International Corp	6,704
22,234		Campbell Soup Co	773
60,700		Capital One Financial Corp	2,583
105,474		Capitol Federal Financial	1,256
118,246		Cardinal Health, Inc	4,530
48,000	*	Career Education Corp	995
186,021	*	CareFusion Corp	4,781
14,059	*	Carmax, Inc	448
19,232		Carnival Corp	887
127,156		Caterpillar, Inc	11,909

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

21,952	*	CB Richard Ellis Group, Inc (Class A)	$450
360,628		CBS Corp (Class B)	6,870
9,209		Celanese Corp (Series A)	379
528,828	*	Celgene Corp	31,275
1,618,549		Centerpoint Energy, Inc	25,444
122,964	e	CenturyTel, Inc	5,677
49,495	*	Cephalon, Inc	3,055
4,350	*	Cerner Corp	412
65,696		CF Industries Holdings, Inc	8,879
15,458		CH Robinson Worldwide, Inc	1,240
4,427	*,e	Charles River Laboratories International, Inc	157
312,469		Charles Schwab Corp	5,346
27,761		Chesapeake Energy Corp	719
856,943		Chevron Corp	78,195
2,140,228		Chimera Investment Corp	8,796
6,770	*,e	ChinaCache International Holdings Ltd. (ADR)	141
17,050	*	Chipotle Mexican Grill, Inc (Class A)	3,626
179,889		Chubb Corp	10,729
71,545		Church & Dwight Co, Inc	4,938
192,017		Cigna Corp	7,039
30,522		Cimarex Energy Co	2,702
13,348		Cincinnati Financial Corp	423
5,630		Cintas Corp	157
2,725,395	*	Cisco Systems, Inc	55,134
234,029	*	CIT Group, Inc	11,023
15,560,812	*	Citigroup, Inc	73,603
48,264	*	Citrix Systems, Inc	3,302
34,539		Cleveland-Cliffs, Inc	2,694
49,195		Clorox Co	3,113
27,606		CME Group, Inc	8,882
84,614		CMS Energy Corp	1,574
250,574		Coach, Inc	13,859
129,409	*	Cobalt International Energy, Inc	1,580
1,177,593		Coca-Cola Co	77,451
154,251		Coca-Cola Enterprises, Inc	3,861
89,078	*	Cognizant Technology Solutions Corp (Class A)	6,529
111,875		Colgate-Palmolive Co	8,991
892,759		Comcast Corp (Class A)	19,614
87,390	e	Comcast Corp (Special Class A)	1,819
38,942		Comerica, Inc	1,645
43	*	Compound partnering business	1
343,997		Computer Sciences Corp	17,062
51,487		ConAgra Foods, Inc	1,163
222,458	*	Concho Resources, Inc	19,503
313,756		ConocoPhillips	21,367
90,305		Consol Energy, Inc	4,401
120,210		Consolidated Edison, Inc	5,959
32,934	*	Constellation Brands, Inc (Class A)	729
257,925		Constellation Energy Group, Inc	7,900
24,886		Con-way, Inc	910
198,391		Cooper Industries plc	11,564
29,800		Cooper Tire & Rubber Co	703

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

147,101		Corn Products International, Inc	$6,767
1,100,161		Corning, Inc	21,256
170,052		Costco Wholesale Corp	12,279
7,092	*	Covance, Inc	365
74,860	*	Coventry Health Care, Inc	1,976
83,006		Covidien plc	3,790
147,027	*,e	Cree, Inc	9,688
50,136	*	Crown Castle International Corp	2,197
569,233	*	Crown Holdings, Inc	19,001
252,486		Crude Carriers Corp	4,186
280,580		CSX Corp	18,128
111,396	e	CTC Media, Inc	2,610
96,514		Cummins, Inc	10,618
925,205		CVS Corp	32,169
699,058		Cytec Industries, Inc	37,092
235,536		Danaher Corp	11,110
234,487		Darden Restaurants, Inc	10,890
107,018	*	DaVita, Inc	7,437
165,000	*	Dean Foods Co	1,459
10,872	*	Deckers Outdoor Corp	867
126,212		Deere & Co	10,482
109,500		Del Monte Foods Co	2,059
773,465	*	Dell, Inc	10,480
149,078	*	Delta Air Lines, Inc	1,878
1,068,631	*	Denbury Resources, Inc	20,400
44,795	*	Dendreon Corp	1,564
15,292		Dentsply International, Inc	523
6,737		Developers Diversified Realty Corp	95
36,724	*	Devon Energy Corp	2,883
32,194		DeVry, Inc	1,545
7,730	e	Diamond Offshore Drilling, Inc	517
67,385	e	Dillard’s, Inc (Class A)	2,557
520,231	*	DIRECTV	20,773
461,609		Discover Financial Services	8,554
184,941	*	Discovery Communications, Inc (Class A)	7,712
10,111	*	Discovery Communications, Inc (Class C)	371
457,850		DISH Network Corp (Class A)	9,001
41,689	*	Dolby Laboratories, Inc (Class A)	2,781
3,511	*	Dollar General Corp	108
147,063	*	Dollar Tree, Inc	8,247
96,527		Dominion Resources, Inc	4,124
29,800		Domtar Corporation	2,262
12,952		Dover Corp	757
426,169		Dow Chemical Co	14,549
196,688		DR Horton, Inc	2,346
533,408		Dr Pepper Snapple Group, Inc	18,755
15,840	*	Dril-Quip, Inc	1,231
113,747	*,e	DSW, Inc (Class A)	4,448
36,222		DTE Energy Co	1,642
389,822		Du Pont (E.I.) de Nemours & Co	19,444
128,454		Duke Energy Corp	2,288
22,714		Duke Realty Corp	283

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,124		Dun & Bradstreet Corp	$256
4,940	*	Dynegy, Inc (Class A)	28
5,238,893	*	E*Trade Financial Corp	83,821
3,023		Eastman Chemical Co	254
30,407		Eaton Corp	3,087
6,914		Eaton Vance Corp	209
278,439	*	eBay, Inc	7,749
187,332		Ecolab, Inc	9,445
34,497		Edison International	1,332
453,153	*	Edwards Lifesciences Corp	36,633
168,047		El Paso Corp	2,312
20,323	*	Electronic Arts, Inc	333
205,099		Eli Lilly & Co	7,187
1,195,080	*	EMC Corp	27,367
194,483		Emerson Electric Co	11,119
86,226	*	Endo Pharmaceuticals Holdings, Inc	3,079
34,200		Endurance Specialty Holdings Ltd	1,576
13,957		Energen Corp	674
200,718	*	Energizer Holdings, Inc	14,632
3,050	*	EnerSys	98
77,024		Entergy Corp	5,456
71,050		EOG Resources, Inc	6,495
22,651		Equifax, Inc	806
14,554		Equitable Resources, Inc	653
50,989		Equity Residential	2,649
10,000		Essex Property Trust, Inc	1,142
39,770		Estee Lauder Cos (Class A)	3,209
2,270	*	Etrion Corp	2
50,444		Everest Re Group Ltd	4,279
180,432		Exelon Corp	7,513
8,614		Expedia, Inc	216
34,131		Expeditors International Washington, Inc	1,864
421,727	*	Express Scripts, Inc	22,794
3,000	*	Exterran Holdings, Inc	72
1,806,150		Exxon Mobil Corp	132,065
20,411	*	F5 Networks, Inc	2,657
111,600		Family Dollar Stores, Inc	5,548
5,578	e	Fastenal Co	334
32,700	*,e	Federal Home Loan Mortgage Corp	10
126,423	*	Federal Mogul Corp (Class A)	2,611
205,500	*,e	Federal National Mortgage Association	62
27,147		Federal Realty Investment Trust	2,116
148,686		FedEx Corp	13,829
1,078,768	*	Ferro Corp	15,793
21,303		Fidelity National Information Services, Inc	583
23,775		Fidelity National Title Group, Inc (Class A)	325
184,228		Fifth Third Bancorp	2,704
42,907	*,e	Finisar Corp	1,274
4,625		First American Corp	86
4,625		First American Financial Corp	69
80,593	*	First Horizon National Corp	949
3,233	*,e	First Solar, Inc	421

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,956		FirstEnergy Corp	$665
17,652	*	Fiserv, Inc	1,034
64,053	*	Flir Systems, Inc	1,906
10,895		Flowserve Corp	1,299
11,006		Fluor Corp	729
4,268		FMC Corp	341
99,891	*	FMC Technologies, Inc	8,881
2,096,034	*	Ford Motor Co	35,192
3,000	*,e	Forest City Enterprises, Inc (Class A)	50
372,956	*	Forest Laboratories, Inc	11,927
24,048		Fortune Brands, Inc	1,449
37,487	*	Fossil, Inc	2,642
27,723	*,e	Foster Wheeler AG.	957
44,172		Franklin Resources, Inc	4,912
228,876		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,486
1,816,379		Frontier Communications Corp	17,673
492	*	FTI Consulting, Inc	18
57,084	*,e	GameStop Corp (Class A)	1,306
333,647		Gap, Inc	7,387
25,302	e	Garmin Ltd	784
309,772		General Dynamics Corp	21,981
3,985,759		General Electric Co	72,901
496,047	b	General Growth Properties, Inc	7,679
357,740		General Mills, Inc	12,732
487,645	*	General Motors Co	17,975
25,440		Genuine Parts Co	1,306
30,481	*	Genworth Financial, Inc (Class A)	401
65,878	*	Genzyme Corp	4,691
2,692,126	*	Gilead Sciences, Inc	97,562
402,828		Goldman Sachs Group, Inc	67,740
225,559		Goodrich Corp	19,865
9,730	*	Goodyear Tire & Rubber Co	115
191,561	*	Google, Inc (Class A)	113,781
103,567	*	GSI Commerce, Inc	2,403
152,748		H&R Block, Inc	1,819
1		H.B. Fuller Co	0	^
194,211		H.J. Heinz Co	9,606
320,883		Halliburton Co	13,102
148,864	*	Hansen Natural Corp	7,783
9,882		Harley-Davidson, Inc	343
131,055		Harris Corp	5,937
133,063		Harsco Corp	3,768
24,956		Hartford Financial Services Group, Inc	661
420,914		Hasbro, Inc	19,859
82,571		HCP, Inc	3,038
8,354		Health Care REIT, Inc	398
77,073	*	Health Net, Inc	2,103
482,796	*	Healthsouth Corp	9,999
35,413		Helmerich & Payne, Inc	1,717
9,894	*	Henry Schein, Inc	607
97,639		Herbalife Ltd	6,676
116,677		Hershey Co	5,501

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

136,126		Hess Corp	$10,419
1,649,131		Hewlett-Packard Co	69,429
471,381	*	Hologic, Inc	8,871
409,083		Home Depot, Inc	14,342
829,151		Honeywell International, Inc	44,079
33,824		Hormel Foods Corp	1,734
193,237	*	Hospira, Inc	10,761
314,356		Host Marriott Corp	5,618
347,012		Hudson City Bancorp, Inc	4,421
395,890	*	Human Genome Sciences, Inc	9,458
57,090	*	Humana, Inc	3,125
2,142,432		Huntington Bancshares, Inc	14,719
173,368	*	IAC/InterActiveCorp	4,976
2,617	*	IHS, Inc (Class A)	210
174,327		Illinois Tool Works, Inc	9,309
7,497	*	Illumina, Inc	475
23,704		Ingersoll-Rand plc	1,116
45,527		Integrys Energy Group, Inc	2,209
2,163,990		Intel Corp	45,508
3,963	*	IntercontinentalExchange, Inc	472
576,872		International Business Machines Corp	84,661
14,296		International Flavors & Fragrances, Inc	795
34,266		International Game Technology	606
103,695		International Paper Co	2,825
506,221	*	Interpublic Group of Cos, Inc	5,376
60,996	*	Intuit, Inc	3,007
26,441	*	Intuitive Surgical, Inc	6,815
331,428		Invesco Ltd	7,974
11,157		Iron Mountain, Inc	279
1,166,136	e	iShares MSCI Canada Index Fund	36,150
1,355,852	e	iShares MSCI EAFE Index Fund	78,950
1,792,078	e	iShares MSCI Japan Index Fund	19,552
19,616	*,e	ITT Educational Services, Inc	1,249
15,659		ITT Industries, Inc	816
34,492		J.B. Hunt Transport Services, Inc	1,408
4,977		J.M. Smucker Co	327
361,231	*	Jacobs Engineering Group, Inc	16,562
507,049		Jarden Corp	15,653
8,899		JC Penney Co, Inc	288
132,513	*	JDS Uniphase Corp	1,919
7,167	e	Jefferies Group, Inc	191
7,348		John Bean Technologies Corp	148
1,116,090		Johnson & Johnson	69,031
123,253		Johnson Controls, Inc	4,708
133,422		Joy Global, Inc	11,574
1,811,745		JPMorgan Chase & Co	76,854
50,416	*	Juniper Networks, Inc	1,861
64,216	*	Kansas City Southern Industries, Inc	3,073
389,356		KBR, Inc	11,864
40,453		Kellogg Co	2,066
128,818		Keycorp	1,140
82,703		Kimberly-Clark Corp	5,214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

35,715		Kimco Realty Corp	$644
4,849	*	Kinder Morgan Management LLC	324
33,330	*	Kinetic Concepts, Inc	1,396
15,380		Kla-Tencor Corp	594
233,568	*	Kohl’s Corp	12,692
904,911		Kraft Foods, Inc (Class A)	28,514
366,178		Kroger Co	8,188
15,782		L-3 Communications Holdings, Inc	1,112
37,077	*	Laboratory Corp of America Holdings	3,260
12,716	*	Lam Research Corp	658
13,816	*	Las Vegas Sands Corp	635
115,703	*	Lear Corp (New)	11,421
9,356		Legg Mason, Inc	339
6,065		Leggett & Platt, Inc	138
35,204		Lender Processing Services, Inc	1,039
12,118		Leucadia National Corp	354
16,722	*,e	Level 3 Communications, Inc	16
100,380	*	Lexmark International, Inc (Class A)	3,495
26,745	*,e	Liberty Global, Inc (Class A)	946
8,409	*	Liberty Global, Inc (Series C)	285
3	*	Liberty Media Corp - Starz	0	^
23,794	*	Liberty Media Holding Corp (Interactive A)	375
11,252	e	Liberty Property Trust	359
165,113	*	Life Technologies Corp	9,164
567,283		Limited Brands, Inc	17,433
262,553		Lincoln National Corp	7,302
40,185		Linear Technology Corp	1,390
118,080		Lockheed Martin Corp	8,255
31,151		Loews Corp	1,212
139,770		Lorillard, Inc	11,470
377,243		Lowe’s Cos, Inc	9,461
39,596	*	LSI Logic Corp	237
79,887		Lubrizol Corp	8,538
5,193		M&T Bank Corp	452
35,988		Macerich Co	1,705
601,210		Macy’s, Inc	15,210
1	*	Madison Square Garden, Inc	0	^
4,845		Manpower, Inc	304
184,849		Marathon Oil Corp	6,845
41,990		Marriott International, Inc (Class A)	1,744
144,060		Marsh & McLennan Cos, Inc	3,939
20,620		Marshall & Ilsley Corp	143
1,853	e	Martin Marietta Materials, Inc	171
462,124	*	Marvell Technology Group Ltd	8,572
1,130,054		Masco Corp	14,306
36,076		Mastercard, Inc (Class A)	8,085
140,216		Mattel, Inc	3,566
163,671		Maxim Integrated Products, Inc	3,866
16,474	*	McAfee, Inc	763
38,585		McCormick & Co, Inc	1,795
64,329	*	McDermott International, Inc	1,331
591,579		McDonald’s Corp	45,409

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

122,335		McGraw-Hill Cos, Inc	$4,454
166,603		McKesson Corp	11,726
20,300		MDC Holdings, Inc	584
28,811		MDU Resources Group, Inc	584
203,644		Mead Johnson Nutrition Co	12,677
25,032		MeadWestvaco Corp	655
46,732	*	Medco Health Solutions, Inc	2,863
107,988		Medicis Pharmaceutical Corp (Class A)	2,893
174,392		Medtronic, Inc	6,468
47,150	*	MEMC Electronic Materials, Inc	531
863,939		Merck & Co, Inc	31,136
460,956		Metlife, Inc	20,485
275,062	*	MetroPCS Communications, Inc	3,474
5,064,279	*	MF Global Holdings Ltd	42,337
13,436	*,e	MGM Mirage	200
11,357	e	Microchip Technology, Inc	389
1,220,811	*	Micron Technology, Inc	9,791
4,876,552		Microsoft Corp	136,153
3,692	*	Mohawk Industries, Inc	210
6,836		Molson Coors Brewing Co (Class B)	343
112,526		Monsanto Co	7,836
197,076		Moody’s Corp	5,230
569,123		Morgan Stanley	15,486
233,088		Mosaic Co	17,799
386,999	*	Motorola, Inc	3,510
83,116		Murphy Oil Corp	6,196
434,229	*	Mylan Laboratories, Inc	9,175
953	*	Myriad Genetics, Inc	22
54,490	*	Nabors Industries Ltd	1,278
8,407	*	Nasdaq Stock Market, Inc	199
247,358		National Oilwell Varco, Inc	16,635
14,384		National Semiconductor Corp	198
134,146	*	NetApp, Inc	7,373
30,907	*,e	NetFlix, Inc	5,430
38,007		New York Community Bancorp, Inc	716
705,852		Newell Rubbermaid, Inc	12,832
80,816	*	Newfield Exploration Co	5,828
50,121		Newmont Mining Corp	3,079
76,318		News Corp (Class A)	1,111
18,342	e	News Corp (Class B)	301
67,591		NextEra Energy, Inc	3,514
110,966	*	NII Holdings, Inc (Class B)	4,956
33,316		Nike, Inc (Class B)	2,846
87,672		NiSource, Inc	1,545
78,870		Noble Corp	2,821
119,176		Noble Energy, Inc	10,259
339,879		Nordstrom, Inc	14,403
163,297		Norfolk Southern Corp	10,258
43,540		Northeast Utilities	1,388
18,390		Northern Trust Corp	1,019
66,446		Northrop Grumman Corp	4,304
214,023	*	Novell, Inc	1,267

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

558,501	*	NRG Energy, Inc	$10,913
6,409		NSTAR	270
283,009		Nu Skin Enterprises, Inc (Class A)	8,564
203,500	*	Nuance Communications, Inc	3,700
13,207		Nucor Corp	579
164,052	*	Nvidia Corp	2,526
20,267	*	NVR, Inc	14,005
16,111		NYSE Euronext	483
970,218		Occidental Petroleum Corp	95,177
10,400	*	Office Depot, Inc	56
46,430		Old Republic International Corp	633
7,472		Omnicare, Inc	190
199,540		Omnicom Group, Inc	9,139
240,000	*	ON Semiconductor Corp	2,371
32,879		Oneok, Inc	1,824
1,717,105		Oracle Corp	53,745
2,403		Oracle Corp Japan	118
36,088	*	O’Reilly Automotive, Inc	2,180
1,782,843	*	Orient-Express Hotels Ltd (Class A)	23,159
11,722	*	Owens-Illinois, Inc	360
304,866		Paccar, Inc	17,505
34,439		Pall Corp	1,707
600	*	Panera Bread Co (Class A)	61
87,502		Parker Hannifin Corp	7,551
217,457		PartnerRe Ltd	17,473
10,137		Patterson Cos, Inc	310
10,761		Patterson-UTI Energy, Inc	232
53,757		Paychex, Inc	1,662
48,151		Peabody Energy Corp	3,081
60,000	*	Penn National Gaming, Inc	2,109
13,682		Pentair, Inc	500
75,637		People’s United Financial, Inc	1,060
63,823		Pepco Holdings, Inc	1,165
1,085,227		PepsiCo, Inc	70,898
228,955		PerkinElmer, Inc	5,912
94,946		Perrigo Co	6,013
27,483	*	PetroHawk Energy Corp	502
45,021		Petsmart, Inc	1,793
3,261,779		Pfizer, Inc	57,115
314,973		PG&E Corp	15,068
6,754		Pharmaceutical Product Development, Inc	183
29,778		Pinnacle West Capital Corp	1,234
27,197		Pioneer Natural Resources Co	2,361
23,238		Pitney Bowes, Inc	562
5,751	*	Plains Exploration & Production Co	185
18,591		Plum Creek Timber Co, Inc	696
185,181		PNC Financial Services Group, Inc	11,244
21,074		Polo Ralph Lauren Corp (Class A)	2,338
109,555		PPG Industries, Inc	9,210
90,467		PPL Corp	2,381
23,834		Praxair, Inc	2,275
170,043		Precision Castparts Corp	23,672

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

7,749	*	Priceline.com, Inc	$3,096
448,437	*	Pride International, Inc	14,798
239,875		Principal Financial Group	7,810
931,592		Procter & Gamble Co	59,930
39,232		Progress Energy, Inc	1,706
39,405		Progressive Corp	783
43,949		Prologis	635
598,017		Prudential Financial, Inc	35,109
216,000	*,e	PSS World Medical, Inc	4,882
465,490		Public Service Enterprise Group, Inc	14,807
35,040		Public Storage, Inc	3,554
14,456	*	Pulte Homes, Inc	109
669,967		Qualcomm, Inc	33,156
12,769	*	Quanta Services, Inc	254
9,554		Quest Diagnostics, Inc	516
111,484		Questar Corp	1,941
115,502		Questar Market Resources, Inc	4,194
2,194,869		Qwest Communications International, Inc	16,703
364,412		R.R. Donnelley & Sons Co	6,366
34,830		RadioShack Corp	644
2,234	*	Ralcorp Holdings, Inc	145
14,342		Range Resources Corp	645
51,883		Rayonier, Inc	2,725
199,422		Raytheon Co	9,241
11,557	*	Red Hat, Inc	528
8,268		Regency Centers Corp	349
453,120		Regions Financial Corp	3,172
449		Reinsurance Group of America, Inc (Class A)	24
302,476		RenaissanceRe Holdings Ltd	19,265
274,811		Republic Services, Inc	8,206
220,657		Reynolds American, Inc	7,198
350,000	*	RF Micro Devices, Inc	2,573
5,877		Robert Half International, Inc	180
15,431		Rockwell Automation, Inc	1,107
175,888		Rockwell Collins, Inc	10,247
16,116		Roper Industries, Inc	1,232
166,872		Ross Stores, Inc	10,555
206,584	*	Rowan Cos, Inc	7,212
89,212	*	Royal Caribbean Cruises Ltd	4,193
57,316	*	RRI Energy, Inc	218
60,833		Ryder System, Inc	3,202
22,020		Safeway, Inc	495
19,907	*	SAIC, Inc	316
4,868	*	Salesforce.com, Inc	643
242,543	*	SanDisk Corp	12,093
134,713		Sara Lee Corp	2,359
11,532	*	SBA Communications Corp (Class A)	472
12,552	e	SCANA Corp	510
813,329		Schlumberger Ltd	67,912
86,822		Schnitzer Steel Industries, Inc (Class A)	5,764
23,000		Scotts Miracle-Gro Co (Class A)	1,168
115,746		Scripps Networks Interactive (Class A)	5,990

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,000		SEACOR Holdings, Inc	$607
1,325,064	*	Seagate Technology, Inc	19,916
611	*,e	Seahawk Drilling, Inc	5
6,555		Sealed Air Corp	167
1,805	*,e	Sears Holdings Corp	133
8,066		SEI Investments Co	192
453,026		Sempra Energy	23,775
20,422		Sherwin-Williams Co	1,710
42,291		Sigma-Aldrich Corp	2,815
192,449		Simon Property Group, Inc	19,147
115,000	*	Skyworks Solutions, Inc	3,292
22,900		SL Green Realty Corp	1,546
77,703	*	SLM Corp	978
54,750	*	Smithfield Foods, Inc	1,129
414,462		Sotheby’s (Class A)	18,650
112,242		Southern Co	4,291
248,617		Southwest Airlines Co	3,227
38,469	*	Southwestern Energy Co	1,440
609,916		SPDR Trust Series 1	76,715
163,040		Spectra Energy Corp	4,074
114,477	*	Spirit Aerosystems Holdings, Inc (Class A)	2,382
2,196,358	*	Sprint Nextel Corp	9,291
2,053		SPX Corp	147
34,163	*	St. Jude Medical, Inc	1,460
30,507		Stanley Works	2,040
691,801		Staples, Inc	15,752
146,287		Starbucks Corp	4,700
26,437		Starwood Hotels & Resorts Worldwide, Inc	1,607
167,561		State Street Corp	7,765
27,843	*	Stericycle, Inc	2,253
111,157		Stryker Corp	5,969
17,691		Sunoco, Inc	713
2,883	*,e	Sunpower Corp (Class A)	37
153,523		SunTrust Banks, Inc	4,530
4,893,445		Supervalu, Inc	47,125
938,863	*	Symantec Corp	15,717
8,900	*	Synopsys, Inc	239
108,065		Sysco Corp	3,177
17,706		T Rowe Price Group, Inc	1,143
368,962		Target Corp	22,185
43,823		Taubman Centers, Inc	2,212
631,939		TCF Financial Corp	9,359
14,593		TD Ameritrade Holding Corp	277
39,386		Telephone & Data Systems, Inc	1,440
431,952		Tellabs, Inc	2,929
70,577	*	Teradata Corp	2,905
241,791		Texas Instruments, Inc	7,858
263,997		Textron, Inc	6,241
2,786		TFS Financial Corp	25
29,864	*,e	Theravance, Inc	749
378,411	*	Thermo Electron Corp	20,948
44,795	*	Thoratec Corp	1,269

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

29,697		Tiffany & Co	$1,849
214,626		Time Warner Cable, Inc	14,172
402,755		Time Warner, Inc	12,957
66,233		Timken Co	3,161
20,300	*	Titanium Metals Corp	349
292,919		TJX Companies, Inc	13,003
53,539	*	Toll Brothers, Inc	1,017
93,626	e	TonenGeneral Sekiyu KK	1,024
14,587		Torchmark Corp	871
16,080		Toro Co	991
48,040		Total System Services, Inc	739
2,645		Transatlantic Holdings, Inc	137
142,169		TransDigm Group, Inc	10,238
11,725	*	Transocean Ltd	815
20,941	*	Transocean Ltd	1,435
64,237		Travelers Cos, Inc	3,579
250,000	*	Triquint Semiconductor, Inc	2,923
178,451	*	TRW Automotive Holdings Corp	9,404
269,504		Tupperware Corp	12,847
273,621		Tyco Electronics Ltd	9,686
511,898		Tyco International Ltd	21,213
264,865		Tyson Foods, Inc (Class A)	4,561
365,353	*,e	UAL Corp	8,703
14,094	*	Ultra Petroleum Corp	673
100,000	*,e	Under Armour, Inc (Class A)	5,484
283,753		Union Pacific Corp	26,293
814,581		United Parcel Service, Inc (Class B)	59,122
6,024	e	United States Steel Corp	352
179,304		United Technologies Corp	14,115
1,192,881		UnitedHealth Group, Inc	43,075
175,185		UnumProvident Corp	4,243
22,597	*	Urban Outfitters, Inc	809
19,188	*	URS Corp	798
2,072,656		US Bancorp	55,899
88,563		Valero Energy Corp	2,048
346,954	*	Vanda Pharmaceuticals, Inc	3,282
20,354	*	Varian Medical Systems, Inc	1,410
163,710	*,e	Veeco Instruments, Inc	7,033
25,371		Ventas, Inc	1,331
49,043	*	VeriFone Holdings, Inc	1,891
43,100		VeriSign, Inc	1,408
4,524	*	Verisk Analytics, Inc	154
1,781,959		Verizon Communications, Inc	63,759
11,940	*	Vertex Pharmaceuticals, Inc	418
36,671		VF Corp	3,160
948,327		Viacom, Inc (Class B)	37,563
90,280	e	Virgin Media, Inc	2,459
87,235		Visa, Inc (Class A)	6,140
157,000	*	Vishay Intertechnology, Inc	2,305
32,669	*,e	Vitamin Shoppe, Inc	1,099
74,858	*	VMware, Inc (Class A)	6,656
91,240		Vornado Realty Trust	7,603

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,347	e	Vulcan Materials Co	$237
8,494		W.R. Berkley Corp	233
14,655		W.W. Grainger, Inc	2,024
74,659	*	WABCO Holdings, Inc	4,549
91,548		Walgreen Co	3,567
573,299		Wal-Mart Stores, Inc	30,918
1,341,987		Walt Disney Co	50,337
391,458		Walter Energy, Inc	50,044
897,831		Warner Chilcott plc	20,255
3,977	e	Washington Post Co (Class B)	1,748
387,467		Waste Connections, Inc	10,667
112,141		Waste Management, Inc	4,135
43,027	*	Waters Corp	3,344
852,520	*	Watson Pharmaceuticals, Inc	44,033
575,615	*	Weatherford International Ltd	13,124
60,000	*	WellCare Health Plans, Inc	1,813
566,768	*	WellPoint, Inc	32,226
3,380,365		Wells Fargo & Co	104,757
163,871	*	Western Digital Corp	5,555
417,585		Western Union Co	7,755
179,182		Westway Group, Inc	672
24,224		Weyerhaeuser Co	459
43,076		Whirlpool Corp	3,826
623		White Mountains Insurance Group Ltd	209
32,316	*	Whole Foods Market, Inc	1,635
349,208		Williams Cos, Inc	8,632
23,310	e	Willis Group Holdings plc	807
28,653		Windstream Corp	399
38,253		Wisconsin Energy Corp	2,252
198,125	*	WMS Industries, Inc	8,963
224,402	*	WR Grace & Co	7,883
3,312		Wynn Resorts Ltd	344
515,360		Xcel Energy, Inc	12,137
1,250,645		Xerox Corp	14,407
217,773		Xilinx, Inc	6,311
536,039		XL Capital Ltd	11,696
1,888,566	*	Yahoo!, Inc	31,407
197,874		Yum! Brands, Inc	9,706
24,556	*	Zimmer Holdings, Inc	1,318

		TOTAL UNITED STATES	6,995,687

		TOTAL COMMON STOCKS	14,577,572

		(Cost $12,538,887)

PREFERRED STOCKS - 0.0%

UNITED STATES - 0.0%
530,757	*,b	Motors Liquidation Co	4,310

		TOTAL UNITED STATES	4,310

		TOTAL PREFERRED STOCKS	4,310

		(Cost $4,777)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	$0	^

		TOTAL AUSTRALIA	0	^

CANADA - 0.0%
75,112		Ivanhoe Mines Ltd	101

		TOTAL CANADA	101

HONG KONG - 0.0%
1,193		Henderson Land Development Co Ltd Warrant	0	^

		TOTAL HONG KONG	0	^

ITALY - 0.0%
15,170		Mediobanca S.p.A.	0	^
75,887	e	Unione di Banche Italiane SCPA	0	^

		TOTAL ITALY	0	^

MALAYSIA - 0.0%
51,780		IJM Land BHD	27

		TOTAL MALAYSIA	27

PHILIPPINES - 0.0%
272,010	m	Metropolitan Bank & Trust	137

		TOTAL PHILIPPINES	137

		TOTAL RIGHTS / WARRANTS	265

		(Cost $22)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 7.0%
GOVERNMENT AGENCY DEBT - 0.3%
		Federal Home Loan Mortgage Corp (FHLMC)
$20,000,000		FHLMC	03/28/11	19,995
2,500,000		FHLMC	04/12/11	2,498
20,000,000		Federal National Mortgage Association	03/01/11	19,996

		TOTAL GOVERNMENT AGENCY DEBT		42,489

TREASURY DEBT - 0.7%
10,000,000		United States Treasury Bill	03/10/11	9,998
89,000,000		United States Treasury Bill	03/31/11	88,973

		TOTAL TREASURY DEBT		98,971

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.0%
REPURCHASE AGREEMENTS - 4.5%
45,592,000	r	Barclay Capital		45,592
55,000,000	s	Calyon		55,000
58,000,000	t	CSFB		58,000
100,000,000	u	Deutsche Bank		100,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	VALUE (000)

$60,000,000	v	Morgan Stanley	$60,000
195,000,000	w	Nomura Securities	195,000
12,000,000	x	Royal Bank of Scotland	12,000
145,000,000	y	UBS Warburg	145,000

		TOTAL REPURCHASE AGREEMENTS	670,592

VARIABLE RATE SECURITY - 1.5%
14,000,000		American Express Credit Account Master	13,999
11,000,000		American Express Credit Account Master	11,014
15,000,000		American Express Credit Account Master	15,001
11,000,000		BA Credit Card Trust	10,999
5,000,000		Bank One Issuance Trust	4,997
8,000,000		Capital One Multi-Asset Execution Trust	7,991
3,875,000		Chase Issuance Trust 2007	3,875
9,000,000		Chase Issuance Trust 2007	8,972
20,000,000		Citibank Credit Card Issuance Trust	20,019
4,977,179		GE Equipment Midticket LLC	4,973
4,000,000		General Electric Cap Corp	4,001
20,000,000		General Electric Cap Corp	20,046
3,000,000		General Electric Cap Corp	3,004
3,853,606		Granite Master Issuer plc 2006	3,580
3,303,090		Granite Master Issuer plc 2007	3,069
1,782,044		Medallion Trust Series 2005	1,728
10,274,446		Nelnet Student Loan Trust 2006	10,248
3,555,987		Nelnet Student Loan Trust 2007	3,542
25,000,000		Permanent Master Issuer plc	24,634
3,734,170		Puma Global Mortgage Backed Trust	3,520
4,276,096		SLM Student Loan Trust 2006	4,273
30,000,000		SLM Student Loan Trust 2007	28,897
8,000,000		SLM Student Loan Trust 2008	8,019
4,249,137		Wachovia Student Loan Trust 2005	4,245

		TOTAL VARIABLE RATE SECURITY	224,646

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	895,238

		TOTAL SHORT-TERM INVESTMENTS	1,036,698

		(Cost $1,038,426)
		TOTAL INVESTMENTS - 105.9%	15,708,981
		(Cost $13,673,514)
		OTHER ASSETS & LIABILITIES, NET - (5.9)%	(875,853)

		NET ASSETS - 100.0%	$14,833,128

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
f	Restricted security.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2010 the value of these securities amounted to $3,000 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.
n	In default.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

r	Agreement with Barclay Capital, 0.20% dated 12/31/10 to be repurchased at $45,593,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $46,504,000.
s	Agreement with Calyon, 0.18% dated 12/31/10 to be repurchased at $55,001,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $56,100,000.
t	Agreement with CSFB, 0.15% dated 12/31/10 to be repurchased at $58,001,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $59,162,000.
u	Agreement with Deutsche Bank, 0.18% dated 12/31/10 to be repurchased at $100,002,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $102,000,000.
v	Agreement with Morgan Stanley, 0.15% dated 12/31/10 to be repurchased at $60,001,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $61,200,000.
w	Agreement with Nomura Securities, 0.25% dated 12/31/10 to be repurchased at $195,004,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $198,900,000.
x	Agreement with Royal Bank of Scotland, 0.20% dated 12/31/10 to be repurchased at $12,000,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $12,241,000.
y	Agreement with UBS Warburg, 0.23% dated 12/31/10 to be repurchased at $145,003,000 on 01/03/11, collateralized by U.S. Government Agencies Securities valued at $147,900,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR
December 31, 2010

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,891,618	19.5%
CONSUMER DISCRETIONARY	1,997,926	13.5
INFORMATION TECHNOLOGY	1,969,431	13.3
INDUSTRIALS	1,772,537	11.9
ENERGY	1,384,689	9.3
HEALTH CARE	1,376,555	9.3
MATERIALS	1,224,799	8.3
CONSUMER STAPLES	1,206,890	8.1
TELECOMMUNICATION SERVICES	441,214	3.0
UTILITIES	406,624	2.7
SHORT - TERM INVESTMENTS	1,036,698	7.0
OTHER ASSETS & LIABILITIES, NET	(875,853)	(5.9)

NET ASSETS	$14,833,128	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 2.3%
229,920		Autoliv, Inc	$18,150
115,662	*	BorgWarner, Inc	8,369
8,600	*	Federal Mogul Corp (Class A)	178
6,019,533	*	Ford Motor Co	101,067
228,184	*	General Motors Co	8,411
148,780		Gentex Corp	4,398
258,827	*	Goodyear Tire & Rubber Co	3,067
252,903		Harley-Davidson, Inc	8,768
11,700		Hyundai Mobis	2,933
2,899,374		Johnson Controls, Inc	110,756
147,210	*	Lear Corp (New)	14,531
12,900	*	Tesla Motors, Inc	344
35,974		Thor Industries, Inc	1,222
431,173	*	TRW Automotive Holdings Corp	22,723

		TOTAL AUTOMOBILES & COMPONENTS	304,917

BANKS - 0.0%
16,501		Bank of Hawaii Corp	779
74,073		Capitol Federal Financial	882
42,487		Hudson City Bancorp, Inc	541
184,000		US Bancorp	4,962

		TOTAL BANKS	7,164

CAPITAL GOODS - 10.1%
760,314		3M Co	65,615
33,616	*	Aecom Technology Corp	940
32,686	*	Alliant Techsystems, Inc	2,433
170,226		Ametek, Inc	6,681
2,269		Armstrong World Industries, Inc	98
98,416	*	Babcock & Wilcox Co	2,518
1,249,529		Boeing Co	81,544
79,587		Bucyrus International, Inc (Class A)	7,115
5,375		Carlisle Cos, Inc	214
1,189,360		Caterpillar, Inc	111,394
		Changsha Zoomlion Heavy Industry Science and Technology
1,270,000	*	Development Co Ltd	2,869
151,333	*	Chicago Bridge & Iron Co NV	4,979
298,000	*	CNH Global NV	14,227
180,048		Cooper Industries plc	10,495
777,046		Cummins, Inc	85,483
1,415,439		Danaher Corp	66,766
622,491		Deere & Co	51,698

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

82,272		Donaldson Co, Inc	$4,795
372,525		Dover Corp	21,774
94,606		Eaton Corp	9,603
2,147,642		Emerson Electric Co	122,780
142,334		Fastenal Co	8,527
51,215		Flowserve Corp	6,106
11,862		Fluor Corp	786
102,451		Gardner Denver, Inc	7,051
15,559		GATX Corp	549
19,203	*	General Cable Corp	674
168,336		General Dynamics Corp	11,945
2,640,222		General Electric Co	48,290
164,257		Goodrich Corp	14,466
65,117		Graco, Inc	2,569
7,215		Harsco Corp	204
1,420,977		Honeywell International, Inc	75,539
25,908		Hubbell, Inc (Class B)	1,558
72,036		IDEX Corp	2,818
469,827		Illinois Tool Works, Inc	25,089
81,113	*	Jacobs Engineering Group, Inc	3,719
375,491		Joy Global, Inc	32,574
372,018		KBR, Inc	11,335
65,651		Kennametal, Inc	2,591
50,458		Lennox International, Inc	2,385
45,745		Lincoln Electric Holdings, Inc	2,986
258,657		Lockheed Martin Corp	18,083
141,085		Manitowoc Co, Inc	1,850
118,054		Masco Corp	1,495
46,405		MSC Industrial Direct Co (Class A)	3,002
75,828	*	Navistar International Corp	4,391
94,461	*	Oshkosh Truck Corp	3,329
67,952	*	Owens Corning, Inc	2,117
389,114		Paccar, Inc	22,343
125,680		Pall Corp	6,231
414,198		Parker Hannifin Corp	35,745
55,054		Pentair, Inc	2,010
593,425		Precision Castparts Corp	82,611
34,627		Regal-Beloit Corp	2,312
153,182		Rockwell Automation, Inc	10,985
88,954		Rockwell Collins, Inc	5,182
537,351		Roper Industries, Inc	41,070
163,683		Schneider Electric S.A.	24,498
52,223	*	Shaw Group, Inc	1,788
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	358
10,449		SPX Corp	747
151,289		Textron, Inc	3,576
9,816	*	Thomas & Betts Corp	474
315,027		Timken Co	15,036
33,396		Toro Co	2,059
51,050		TransDigm Group, Inc	3,676
78,933		Tyco International Ltd	3,271
1,298,937		United Technologies Corp	102,253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

21,991	*	USG Corp	$370
53,692		Vallourec	5,639
23,525		Valmont Industries, Inc	2,087
62,519		W.W. Grainger, Inc	8,634
69,208	*	WABCO Holdings, Inc	4,217
15,597	*	WESCO International, Inc	824
8,357		Westinghouse Air Brake Technologies Corp	442

		TOTAL CAPITAL GOODS	1,358,487

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
43,886		Aaron’s, Inc	895
128,455		Avery Dennison Corp	5,439
74,220	*	Copart, Inc	2,772
14,997	*	Corrections Corp of America	376
8,000		Covanta Holding Corp	138
55,829		Dun & Bradstreet Corp	4,583
40,750	*	FTI Consulting, Inc	1,519
51,885	*	IHS, Inc (Class A)	4,171
194,804		Iron Mountain, Inc	4,872
4,208	*	KAR Auction Services, Inc	58
155,200		Pitney Bowes, Inc	3,753
483,627		R.R. Donnelley & Sons Co	8,449
104,347		Republic Services, Inc	3,116
162,755		Robert Half International, Inc	4,981
153,156	*	Stericycle, Inc	12,393
6,493		Towers Watson & Co	338
111,033	*	Verisk Analytics, Inc	3,784
605,694		Waste Connections, Inc	16,674

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	78,311

CONSUMER DURABLES & APPAREL - 2.0%
881,182		Burberry Group plc	15,442
325,218		Coach, Inc	17,988
19,043		Fortune Brands, Inc	1,147
185,730	*	Fossil, Inc	13,090
7,368		Garmin Ltd	228
101,939	*	Hanesbrands, Inc	2,589
35,558	*	Harman International Industries, Inc	1,646
746,532		Hasbro, Inc	35,222
875,540		Jarden Corp	27,029
94,744		Leggett & Platt, Inc	2,156
189,610		LVMH Moet Hennessy Louis Vuitton S.A.	31,191
225,487		Mattel, Inc	5,734
7,191	*	Mohawk Industries, Inc	408
594,479		Newell Rubbermaid, Inc	10,809
708,497		Nike, Inc (Class B)	60,520
6,223	*	NVR, Inc	4,300
27,889	*	Pandora AS	1,680
1,037,200		PDG Realty S.A.	6,348
293,484		Phillips-Van Heusen Corp	18,492
59,900		Polo Ralph Lauren Corp (Class A)	6,644
77,770	*	Tempur-Pedic International, Inc	3,115

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

66,737		Tupperware Corp	$3,181
34,247		Whirlpool Corp	3,042

		TOTAL CONSUMER DURABLES & APPAREL	272,001

CONSUMER SERVICES - 3.4%
138,469	*	Apollo Group, Inc (Class A)	5,468
59,258	*	Bally Technologies, Inc	2,500
96,116		Brinker International, Inc	2,007
72,162	*	Career Education Corp	1,496
174,021		Carnival Corp	8,024
80,408	*	Chipotle Mexican Grill, Inc (Class A)	17,100
2,133		Choice Hotels International, Inc	82
608,287		Darden Restaurants, Inc	28,249
69,496		DeVry, Inc	3,334
16,100	*	Education Management Corp	291
135,354		H&R Block, Inc	1,612
62,083		Hillenbrand, Inc	1,292
318,598		International Game Technology	5,636
11,178		International Speedway Corp (Class A)	293
34,026	*	ITT Educational Services, Inc	2,167
1,290,765	*	Las Vegas Sands Corp	59,310
289,111		Marriott International, Inc (Class A)	12,010
1,147,123		McDonald’s Corp	88,052
48,684	*	MGM Mirage	723
807,363	*	Orient-Express Hotels Ltd (Class A)	10,488
32,495	*	Panera Bread Co (Class A)	3,289
54,990	*	Royal Caribbean Cruises Ltd	2,585
19,784,900	*	Sands China Ltd	43,475
211,342		Sotheby’s (Class A)	9,511
2,177,557		Starbucks Corp	69,964
457,518		Starwood Hotels & Resorts Worldwide, Inc	27,808
14,779		Strayer Education, Inc	2,250
32,653		Weight Watchers International, Inc	1,224
134,548		Wendy’s/Arby’s Group, Inc (Class A)	622
58,906	*	WMS Industries, Inc	2,665
439,470		Wyndham Worldwide Corp	13,167
81,051		Wynn Resorts Ltd	8,416
498,353		Yum! Brands, Inc	24,444

		TOTAL CONSUMER SERVICES	459,554

DIVERSIFIED FINANCIALS - 3.9%
54,499	*	Affiliated Managers Group, Inc	5,407
1,257,525		American Express Co	53,973
195,365		Ameriprise Financial, Inc	11,243
258,563		BlackRock, Inc	49,278
1,100,361		Blackstone Group LP	15,570
5,800		CBOE Holdings, Inc	133
1,684,338		Charles Schwab Corp	28,819
101,669		CME Group, Inc	32,712
125,825		Eaton Vance Corp	3,804
68,560		Federated Investors, Inc (Class B)	1,794
159,725		Franklin Resources, Inc	17,763

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

180,102		Goldman Sachs Group, Inc	$30,286
3,900	*	Green Dot Corp	221
31,669		Greenhill & Co, Inc	2,587
11,302		Interactive Brokers Group, Inc (Class A)	201
79,462	*	IntercontinentalExchange, Inc	9,468
609,227		Invesco Ltd	14,658
2,470,750		iShares Russell 1000 Growth Index Fund	141,476
754,851		Janus Capital Group, Inc	9,790
256,036		Lazard Ltd (Class A)	10,111
3,900	*	LPL Investment Holdings, Inc	142
494,972		Moody’s Corp	13,137
511,945		Morgan Stanley	13,930
118,269	*	MSCI, Inc (Class A)	4,608
147,665	*	Nasdaq Stock Market, Inc	3,501
103,683		Northern Trust Corp	5,745
60,484		NYSE Euronext	1,813
160,749		SEI Investments Co	3,824
276,823		T Rowe Price Group, Inc	17,866
248,759		TD Ameritrade Holding Corp	4,724
94,241		Waddell & Reed Financial, Inc (Class A)	3,326

		TOTAL DIVERSIFIED FINANCIALS	511,910

ENERGY - 9.6%
17,259	*	Alpha Natural Resources, Inc	1,036
315,958		Anadarko Petroleum Corp	24,063
259,967		Apache Corp	30,996
123,536		Arch Coal, Inc	4,331
61,535	*	Atlas America, Inc	2,706
12,230	*	Atwood Oceanics, Inc	457
126,304		Baker Hughes, Inc	7,221
148,679	*	Cameron International Corp	7,542
491,272		Cenovus Energy, Inc	16,330
112,757		Chevron Corp	10,289
88,831		Cimarex Energy Co	7,864
1,010,591	*	Concho Resources, Inc	88,599
612,462		ConocoPhillips	41,709
111,433		Consol Energy, Inc	5,431
29,942	*	Continental Resources, Inc	1,762
46,778		Core Laboratories NV	4,166
1,123,742		Crescent Point Energy Corp	49,943
1,062,209	*	Denbury Resources, Inc	20,278
24,038		Diamond Offshore Drilling, Inc	1,607
79,549	*	Dresser-Rand Group, Inc	3,388
137,556		El Paso Corp	1,893
269,900		EOG Resources, Inc	24,672
148,913		Equitable Resources, Inc	6,677
152,305		EXCO Resources, Inc	2,958
5,216	*	Exterran Holdings, Inc	125
5,554,724	d	Exxon Mobil Corp	406,161
129,770	*	FMC Technologies, Inc	11,538
77,791	*	Forest Oil Corp	2,954
44,446		Frontline Ltd	1,128

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

968,126		Halliburton Co	$39,529
32,429		Holly Corp	1,322
203,629		Marathon Oil Corp	7,540
196,833	*	McDermott International, Inc	4,072
23,894		Murphy Oil Corp	1,781
122,266	*	Nabors Industries Ltd	2,868
1,166,504		National Oilwell Varco, Inc	78,447
849,573		Occidental Petroleum Corp	83,343
3,700	*	Oil States International, Inc	237
155,689		Peabody Energy Corp	9,961
232,009	*	PetroHawk Energy Corp	4,234
621,749		Petroleo Brasileiro S.A. (ADR)	23,527
75,079	*	Pride International, Inc	2,478
7,745	*	Quicksilver Resources, Inc	114
171,319		Range Resources Corp	7,706
15,777	*	Rowan Cos, Inc	551
214,100	*	SandRidge Energy, Inc	1,567
2,119,674		Schlumberger Ltd	176,993
368,973	*	Southwestern Energy Co	13,811
45,920		St. Mary Land & Exploration Co	2,706
486,504		Suncor Energy, Inc (NY)	18,628
5,800	*	Superior Energy Services	203
432,500		Tullow Oil plc	8,503
163,536	*	Ultra Petroleum Corp	7,812
320,595	*	Weatherford International Ltd	7,310
3,859	*	Whiting Petroleum Corp	452
258,769		Williams Cos, Inc	6,397

		TOTAL ENERGY	1,299,916

FOOD & STAPLES RETAILING - 1.6%
4,731	*	BJ’s Wholesale Club, Inc	227
1,118,501		Costco Wholesale Corp	80,766
162,240		CVS Corp	5,641
39,482		Kroger Co	883
36,700	*	Raia S.A.	562
630,774		Sysco Corp	18,545
905,181		Walgreen Co	35,266
1,251,783		Wal-Mart Stores, Inc	67,509
149,684	*	Whole Foods Market, Inc	7,573

		TOTAL FOOD & STAPLES RETAILING	216,972

FOOD BEVERAGE & TOBACCO - 4.4%
2,265,253		Altria Group, Inc	55,771
83,228		Brown-Forman Corp (Class B)	5,794
118,478		Campbell Soup Co	4,117
2,252,784		Coca-Cola Co	148,165
221,331		Coca-Cola Enterprises, Inc	5,540
43,408		ConAgra Foods, Inc	980
320,808		Dr Pepper Snapple Group, Inc	11,280
30,667		Flowers Foods, Inc	825
418,526		General Mills, Inc	14,896
117,573	*	Green Mountain Coffee Roasters, Inc	3,863

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

139,373		H.J. Heinz Co	$6,893
59,737	*	Hansen Natural Corp	3,123
95,765		Hershey Co	4,515
1,152,317		InBev NV	65,905
245,584		Kellogg Co	12,544
131,268		Lorillard, Inc	10,772
70,966		McCormick & Co, Inc	3,302
327,782		Mead Johnson Nutrition Co	20,405
1,217,826		PepsiCo, Inc	79,561
2,149,254		Philip Morris International, Inc	125,795
500,374		Sara Lee Corp	8,762

		TOTAL FOOD BEVERAGE & TOBACCO	592,808

HEALTH CARE EQUIPMENT & SERVICES - 5.0%
297,500		Aetna, Inc	9,077
371,095	*	Agilent Technologies, Inc	15,374
74,245		Alcon, Inc	12,132
123,757	*	Allscripts Healthcare Solutions, Inc	2,385
658,772		AmerisourceBergen Corp	22,477
100,996		Bard (C.R.), Inc	9,268
751,963		Baxter International, Inc	38,064
248,834		Becton Dickinson & Co	21,031
12,567	*	Brookdale Senior Living, Inc	269
373,519		Cardinal Health, Inc	14,310
41,260	*	CareFusion Corp	1,060
73,323	*	Cerner Corp	6,947
167,349		Cigna Corp	6,135
67,295	*	Community Health Systems, Inc	2,515
9,060		Cooper Cos, Inc	510
534,388		Covidien plc	24,400
105,815	*	DaVita, Inc	7,353
157,539		Dentsply International, Inc	5,383
589,730	*	Edwards Lifesciences Corp	47,674
21,500	*	Emdeon, Inc	291
31,463	*	Emergency Medical Services Corp (Class A)	2,033
2,137,062	*	Express Scripts, Inc	115,507
54,320	*	Gen-Probe, Inc	3,170
266,830	*	Health Management Associates, Inc (Class A)	2,546
97,440	*	Henry Schein, Inc	5,982
57,244		Hill-Rom Holdings, Inc	2,254
255,012	*	Hospira, Inc	14,202
62,116	*	Idexx Laboratories, Inc	4,300
340,062	*	Intuitive Surgical, Inc	87,652
26,409	*	Inverness Medical Innovations, Inc	967
5,979	*	Kinetic Concepts, Inc	250
110,856	*	Laboratory Corp of America Holdings	9,746
480,640		Lincare Holdings, Inc	12,896
119,010		McKesson Corp	8,376
533,952	*	Medco Health Solutions, Inc	32,714
902,947		Medtronic, Inc	33,490
12,700		Omnicare, Inc	322
111,917		Patterson Cos, Inc	3,428

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

45,738	*	Pediatrix Medical Group, Inc	$3,078
131,486		Quest Diagnostics, Inc	7,096
161,788	*	Resmed, Inc	5,604
351,194	*	St. Jude Medical, Inc	15,014
483,711		Stryker Corp	25,975
64,862	*	SXC Health Solutions Corp	2,780
6,692		Teleflex, Inc	360
365,705	*	Tenet Healthcare Corp	2,447
61,627	*	Thoratec Corp	1,745
254,073		UnitedHealth Group, Inc	9,175
7,338		Universal Health Services, Inc (Class B)	319
190,496	*	Varian Medical Systems, Inc	13,198
93,257	*	VCA Antech, Inc	2,172
149,008	*	WellPoint, Inc	8,473

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	683,926

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
23,279		Alberto-Culver Co	862
456,712		Avon Products, Inc	13,272
75,576		Church & Dwight Co, Inc	5,216
137,726		Clorox Co	8,715
437,700		Colgate-Palmolive Co	35,178
65,500	*	Energizer Holdings, Inc	4,775
708,658		Estee Lauder Cos (Class A)	57,189
264,036		Herbalife Ltd	18,052
349,566		Kimberly-Clark Corp	22,037
183,391		Procter & Gamble Co	11,798

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	177,094

INSURANCE - 1.1%
353,002		ACE Ltd	21,974
911,050		Aflac, Inc	51,410
63,347		AON Corp	2,915
68,798	*	Arch Capital Group Ltd	6,058
28,640		Arthur J. Gallagher & Co	833
387,888		Axis Capital Holdings Ltd	13,917
68,928		Brown & Brown, Inc	1,650
138,561		Endurance Specialty Holdings Ltd	6,384
23,031		Erie Indemnity Co (Class A)	1,508
98,291	*	Genworth Financial, Inc (Class A)	1,292
39,855		Hartford Financial Services Group, Inc	1,056
531,658		Marsh & McLennan Cos, Inc	14,536
537,059		Metlife, Inc	23,866
57,839		Travelers Cos, Inc	3,222
9,345		Validus Holdings Ltd	286

		TOTAL INSURANCE	150,907

MATERIALS - 4.9%
571,161		Air Products & Chemicals, Inc	51,948
89,649		Airgas, Inc	5,599
17,407		AK Steel Holding Corp	285
240,933		Albemarle Corp	13,439

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

159,902		Alcoa, Inc	$2,461
105,869		Allegheny Technologies, Inc	5,842
267,509		Anglo American plc (London)	13,911
237,285		Ashland, Inc	12,068
125,546		Ball Corp	8,543
214,712		Barrick Gold Corp	11,418
47,292		Carpenter Technology Corp	1,903
169,083		Celanese Corp (Series A)	6,961
138,954		CF Industries Holdings, Inc	18,780
144,170		Cleveland-Cliffs, Inc	11,247
536,875	*	Companhia Vale do Rio Doce (ADR)	18,560
34,727		Compass Minerals International, Inc	3,100
173,113	*	Crown Holdings, Inc	5,779
332,591		Du Pont (E.I.) de Nemours & Co	16,590
47,103		Eagle Materials, Inc	1,331
184,254		Eastman Chemical Co	15,492
248,894		Ecolab, Inc	12,549
53,038		FMC Corp	4,237
1,066,687		Freeport-McMoRan Copper & Gold, Inc (Class B)	128,099
85,508		International Flavors & Fragrances, Inc	4,753
689,353		International Paper Co	18,778
83,000		Lanxess AG.	6,555
171,862		Lubrizol Corp	18,369
48,847		Martin Marietta Materials, Inc	4,505
581,386		Monsanto Co	40,488
168,248		Mosaic Co	12,847
140,231		Nalco Holding Co	4,479
765,909		Newmont Mining Corp	47,050
145,315		Nucor Corp	6,368
54,853	*	Owens-Illinois, Inc	1,684
142,913		PPG Industries, Inc	12,015
326,236		Praxair, Inc	31,146
8,600		Reliance Steel & Aluminum Co	439
8,933		Royal Gold, Inc	488
69,122		RPM International, Inc	1,528
5,112		Schnitzer Steel Industries, Inc (Class A)	339
49,318		Scotts Miracle-Gro Co (Class A)	2,504
61,534		Sherwin-Williams Co	5,153
119,583		Sigma-Aldrich Corp	7,959
181,779		Southern Copper Corp (NY)	8,860
21,144		Temple-Inland, Inc	449
85,905	*	Titanium Metals Corp	1,476
28,940		United States Steel Corp	1,691
10,738		Valspar Corp	370
335,375		Walter Energy, Inc	42,874
173,700	*	WR Grace & Co	6,102

		TOTAL MATERIALS	659,411

MEDIA - 2.8%
779,148		CBS Corp (Class B)	14,843
873,905	*	DIRECTV	34,895
819,800	*	Discovery Communications, Inc (Class A)	34,186

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

79,700	*	DreamWorks Animation SKG, Inc (Class A)	$2,349
4,564,260	*	Interpublic Group of Cos, Inc	48,472
45,056		John Wiley & Sons, Inc (Class A)	2,038
12,926	*	Lamar Advertising Co (Class A)	515
20,944	*	Madison Square Garden, Inc	540
236,147		McGraw-Hill Cos, Inc	8,598
16,481		Meredith Corp	571
21,551		Morningstar, Inc	1,144
1,154,112		News Corp (Class A)	16,804
1,131,063		Omnicom Group, Inc	51,803
20,191		Regal Entertainment Group (Class A)	237
96,209		Scripps Networks Interactive (Class A)	4,979
4,102,895	*	Sirius XM Radio, Inc	6,729
129,903		Thomson Corp	4,841
694,426		Time Warner, Inc	22,340
1,186,557		Viacom, Inc (Class B)	47,000
2,078,870		Walt Disney Co	77,977

		TOTAL MEDIA	380,861

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
1,889,769		Abbott Laboratories	90,539
145,902	*	Alexion Pharmaceuticals, Inc	11,752
956,647		Allergan, Inc	65,693
222,074	*	Amgen, Inc	12,192
151,149	*	Amylin Pharmaceuticals, Inc	2,223
111,294	*	BioMarin Pharmaceuticals, Inc	2,997
2,439,279	*	Celgene Corp	144,259
16,998	*	Charles River Laboratories International, Inc	604
70,407	*	Covance, Inc	3,620
269,150	*	Dendreon Corp	9,399
249,025		Eli Lilly & Co	8,726
200,628	*	Endo Pharmaceuticals Holdings, Inc	7,164
218,235	*	Genzyme Corp	15,538
1,306,562	*	Gilead Sciences, Inc	47,350
501,697	*	Human Genome Sciences, Inc	11,986
130,864	*	Illumina, Inc	8,289
657,573		Johnson & Johnson	40,671
336,515	*	Life Technologies Corp	18,678
36,513	*	Mettler-Toledo International, Inc	5,521
1,296,127	*	Mylan Laboratories, Inc	27,387
98,593	*	Myriad Genetics, Inc	2,252
266,624		Novo Nordisk AS (ADR)	30,014
56,467		PerkinElmer, Inc	1,458
196,947		Perrigo Co	12,473
114,862		Pharmaceutical Product Development, Inc	3,117
69,710	*	Regeneron Pharmaceuticals, Inc	2,289
55,600	*	Talecris Biotherapeutics Holdings Corp	1,295
39,780		Techne Corp	2,612
204,573		Teva Pharmaceutical Industries Ltd (ADR)	10,664
101,300	*	Thermo Electron Corp	5,608
51,186	*	United Therapeutics Corp	3,236
214,300	*	Vertex Pharmaceuticals, Inc	7,507

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,386,675		Warner Chilcott plc	$31,283
99,849	*	Waters Corp	7,759
1,602,911	*	Watson Pharmaceuticals, Inc	82,790

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	738,945

REAL ESTATE - 0.6%
15,856		AMB Property Corp	503
61,870		Apartment Investment & Management Co (Class A)	1,599
305,788	*	CB Richard Ellis Group, Inc (Class A)	6,262
88,417		Digital Realty Trust, Inc	4,557
13		Duke Realty Corp	0^
19,084		Equity Residential	991
12,532		Essex Property Trust, Inc	1,431
39,436		Federal Realty Investment Trust	3,073
339,547	b	General Growth Properties, Inc	5,256
21,384	*	Howard Hughes Corp	1,164
44,894		Jones Lang LaSalle, Inc	3,768
72,067		Plum Creek Timber Co, Inc	2,699
31,478		Prologis	455
135,660		Public Storage, Inc	13,759
25,369		Rayonier, Inc	1,332
327,130		Simon Property Group, Inc	32,547
91,635	*	St. Joe Co	2,002
11,482		UDR, Inc	270
44,365		Ventas, Inc	2,328
15,483		Vornado Realty Trust	1,290

		TOTAL REAL ESTATE	85,286

RETAILING - 6.1%
72,468		Abercrombie & Fitch Co (Class A)	4,176
226,248		Advance Auto Parts, Inc	14,966
99,779	*	Aeropostale, Inc	2,459
1,012,994	*	Amazon.com, Inc	182,340
55,345		American Eagle Outfitters, Inc	810
23,860	*	Autonation, Inc	673
64,190	*	Autozone, Inc	17,498
282,846	*	Bed Bath & Beyond, Inc	13,902
346,217		Best Buy Co, Inc	11,872
80,628	*	Big Lots, Inc	2,456
239,226	*	Carmax, Inc	7,627
186,541		Chico’s FAS, Inc	2,244
95,230	*	Dick’s Sporting Goods, Inc	3,571
291,725	*	Dollar General Corp	8,947
380,621	*	Dollar Tree, Inc	21,345
423,762		Expedia, Inc	10,632
137,208		Family Dollar Stores, Inc	6,821
403,412		Gap, Inc	8,932
64,746		Guess ?, Inc	3,064
1,805,273		Home Depot, Inc	63,292
57,369	*	J Crew Group, Inc	2,475
82,239		JC Penney Co, Inc	2,657
430,034	*	Kohl’s Corp	23,368

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,079,200		Li & Fung Ltd	$12,064
759,828		Limited Brands, Inc	23,350
150,516	*	LKQ Corp	3,420
1,171,782		Lowe’s Cos, Inc	29,387
838,229		Macy’s, Inc	21,207
76,478	*	NetFlix, Inc	13,437
532,101		Nordstrom, Inc	22,550
10,942	*	Office Depot, Inc	59
147,306	*	O’Reilly Automotive, Inc	8,900
127,224		Petsmart, Inc	5,066
194,983	*	Priceline.com, Inc	77,905
380,552		Ross Stores, Inc	24,070
778,285		Staples, Inc	17,722
1,388,705		Target Corp	83,504
134,600		Tiffany & Co	8,382
810,828		TJX Companies, Inc	35,992
77,882		Tractor Supply Co	3,776
130,982	*	Urban Outfitters, Inc	4,690
365,696		Williams-Sonoma, Inc	13,052

		TOTAL RETAILING	824,660

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
923,480	*	Advanced Micro Devices, Inc	7,554
542,379		Altera Corp	19,298
489,946		Analog Devices, Inc	18,456
1,431,959		Applied Materials, Inc	20,119
75,078	*	Atheros Communications, Inc	2,697
432,757	*	Atmel Corp	5,332
312,757		Avago Technologies Ltd	8,904
1,620,245		Broadcom Corp (Class A)	70,562
393,168	*	Cree, Inc	25,906
176,115	*	Cypress Semiconductor Corp	3,272
367,480	*	First Solar, Inc	47,824
5,330,179		Intel Corp	112,094
45,054		Intersil Corp (Class A)	688
169,372		Kla-Tencor Corp	6,545
292,561	*	Lam Research Corp	15,149
238,956		Linear Technology Corp	8,265
944,338	*	Marvell Technology Group Ltd	17,517
633,904		Maxim Integrated Products, Inc	14,973
101,850	*	MEMC Electronic Materials, Inc	1,147
190,628		Microchip Technology, Inc	6,521
2,180,937	*	Micron Technology, Inc	17,491
232,409		National Semiconductor Corp	3,198
339,519	*	Novellus Systems, Inc	10,973
1,119,440	*	Nvidia Corp	17,239
1,594,689	*	ON Semiconductor Corp	15,756
12,500	*	PMC - Sierra, Inc	107
110,433	*	Rambus, Inc	2,262
12,591	*	Semileds Corp	366
49,308	*	Silicon Laboratories, Inc	2,269
189,840	*	Skyworks Solutions, Inc	5,435

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

40,943	*	Sunpower Corp (Class A)	$525
680,129	*	Teradyne, Inc	9,549
594,815		Texas Instruments, Inc	19,331
80,741	*	Varian Semiconductor Equipment Associates, Inc	2,985
255,700	*	Veeco Instruments, Inc	10,985
276,258		Xilinx, Inc	8,006

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	539,300

SOFTWARE & SERVICES - 14.5%
816,114		Accenture plc	39,573
150,899		Activision Blizzard, Inc	1,877
565,597	*	Adobe Systems, Inc	17,409
403,457	*	Akamai Technologies, Inc	18,983
212,855	*	Alliance Data Systems Corp	15,119
57,052	*	Amadeus IT Holding S.A.	1,195
418,884	*	Amdocs Ltd	11,507
95,303	*	Ansys, Inc	4,962
1,164,449	*	Autodesk, Inc	44,482
536,477		Automatic Data Processing, Inc	24,828
618,460	*	Baidu, Inc (ADR)	59,699
366,493	*	BMC Software, Inc	17,276
11,100	*	Booz Allen Hamilton Holding Co	216
123,127		Broadridge Financial Solutions, Inc	2,700
337,821		CA, Inc	8,256
282,255	*	Cadence Design Systems, Inc	2,331
198,259	*	Citrix Systems, Inc	13,563
319,538	*	Cognizant Technology Solutions Corp (Class A)	23,419
136,920	*	Compuware Corp	1,598
103,699		DST Systems, Inc	4,599
467,836	*	eBay, Inc	13,020
336,741	*	Electronic Arts, Inc	5,516
47,975	*	Equinix, Inc	3,898
50,101		Factset Research Systems, Inc	4,697
109,435	*	Fiserv, Inc	6,409
78,446	*	Gartner, Inc	2,604
69,004	*	Genpact Ltd	1,049
89,560		Global Payments, Inc	4,139
649,325	*	Google, Inc (Class A)	385,679
277,616	*	IAC/InterActiveCorp	7,968
98,695	*	Informatica Corp	4,346
1,885,605		International Business Machines Corp	276,731
2,456,494	*	Intuit, Inc	121,105
105,264		Lender Processing Services, Inc	3,107
243,392		Mastercard, Inc (Class A)	54,547
166,498	*	McAfee, Inc	7,711
85,624	*	Micros Systems, Inc	3,755
8,911,197		Microsoft Corp	248,801
65,156	*	Monster Worldwide, Inc	1,540
78,954	*	NeuStar, Inc (Class A)	2,057
851,172	*	Nuance Communications, Inc	15,474
6,816,959		Oracle Corp	213,371
344,186		Paychex, Inc	10,639

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,616,100	*	Red Hat, Inc	$73,775
109,406	*	Rovi Corp	6,784
324,477	*	SAIC, Inc	5,146
121,929	*	Salesforce.com, Inc	16,095
91,762	*	Sina Corp	6,315
72,734		Solera Holdings, Inc	3,733
921,783	*	Symantec Corp	15,431
9,848	*	Synopsys, Inc	265
178,553	*	Teradata Corp	7,349
186,072		VeriSign, Inc	6,079
614,125		Visa, Inc (Class A)	43,222
47,001	*	VistaPrint Ltd	2,162
113,304	*	VMware, Inc (Class A)	10,074
58,100	*	WebMD Health Corp (Class A)	2,967
716,472		Western Union Co	13,305
3,103,403	*	Yahoo!, Inc	51,610

		TOTAL SOFTWARE & SERVICES	1,976,067

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
185,061		Amphenol Corp (Class A)	9,768
1,926,351	*	Apple, Inc	621,364
16,004	*	Arrow Electronics, Inc	548
401,496		AVX Corp	6,195
99,536	*	Ciena Corp	2,095
8,347,764	*	Cisco Systems, Inc	168,875
1,140,360		Corning, Inc	22,032
2,117,871	*	Dell, Inc	28,697
15,278		Diebold, Inc	490
57,169	*	Dolby Laboratories, Inc (Class A)	3,813
3,015,145	*	EMC Corp	69,047
85,472	*	F5 Networks, Inc	11,125
695,663	*	Finisar Corp	20,654
163,569	*	Flir Systems, Inc	4,866
392,135		Harris Corp	17,764
3,484,211		Hewlett-Packard Co	146,685
10,457	*	Ingram Micro, Inc (Class A)	200
116,925	*	Itron, Inc	6,483
136,797		Jabil Circuit, Inc	2,748
800,261	*	JDS Uniphase Corp	11,588
3,033,007	*	Juniper Networks, Inc	111,979
62,036		National Instruments Corp	2,335
482,436	*	NCR Corp	7,415
1,323,693	*	NetApp, Inc	72,750
866,114	*	Polycom, Inc	33,761
369,901	*	QLogic Corp	6,296
4,287,618		Qualcomm, Inc	212,194
693,351	*	SanDisk Corp	34,570
378,030	*	Seagate Technology, Inc	5,682
129,414	*	Trimble Navigation Ltd	5,168
56,406	*	Western Digital Corp	1,912
379,339		Xerox Corp	4,370
158,131	*	Zebra Technologies Corp (Class A)	6,007

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,659,476

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 0.5%
430,149	*	American Tower Corp (Class A)	$22,213
121,210	*	Clearwire Corp (Class A)	624
310,428	*	Crown Castle International Corp	13,606
374,510		Frontier Communications Corp	3,645
663,187	*	Level 3 Communications, Inc	650
819,791	*	MetroPCS Communications, Inc	10,354
141,749	*	NII Holdings, Inc (Class B)	6,331
124,826	*	SBA Communications Corp (Class A)	5,110
164,062	*	tw telecom inc (Class A)	2,797
213,801		Windstream Corp	2,980

		TOTAL TELECOMMUNICATION SERVICES	68,310

TRANSPORTATION - 2.3%
3,162,000	*	Air China Ltd	3,551
115,841	*	AMR Corp	902
176,961		CH Robinson Worldwide, Inc	14,191
4,550		Con-way, Inc	166
21,025		Copa Holdings S.A. (Class A)	1,237
222,418		CSX Corp	14,370
1,274,474	*	Delta Air Lines, Inc	16,059
227,186		Expeditors International Washington, Inc	12,404
376,662		FedEx Corp	35,033
177,850	*	Hertz Global Holdings, Inc	2,577
95,257		J.B. Hunt Transport Services, Inc	3,887
63,559	*	Kansas City Southern Industries, Inc	3,042
4,225	*	Kirby Corp	186
54,882		Landstar System, Inc	2,247
282,781		Norfolk Southern Corp	17,765
238,760		Ryder System, Inc	12,568
106,277		Southwest Airlines Co	1,379
419,577	*	Swift Transportation Co, Inc	5,249
815,886	*	UAL Corp	19,435
323,581		Union Pacific Corp	29,984
1,497,014		United Parcel Service, Inc (Class B)	108,653
90,829		UTI Worldwide, Inc	1,926

		TOTAL TRANSPORTATION	306,811

UTILITIES - 0.1%
174,421	*	Calpine Corp	2,326
47,308		ITC Holdings Corp	2,933
10,707		Ormat Technologies, Inc	317
63,411		Power Grid Corp of India Ltd	139
316,589		Public Service Enterprise Group, Inc	10,071

		TOTAL UTILITIES	15,786

		TOTAL COMMON STOCKS	13,368,880

		(Cost $10,953,337)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,995	Celgene Corp	$15

	TOTAL COMMERCIAL & PROFESSIONAL SERVICES	15

	TOTAL RIGHTS / WARRANTS	15

	(Cost $16)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.2%
TREASURY DEBT - 1.2%
$163,000,000	United States Treasury Bill	03/31/11	162,951

	TOTAL TREASURY DEBT		162,951

	TOTAL SHORT-TERM INVESTMENTS		162,951

	(Cost $162,951)
	TOTAL INVESTMENTS - 99.9%		13,531,846
	(Cost $11,116,304)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		7,849

	NET ASSETS - 100.0%		$13,539,695

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2010

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO
DOMESTIC

UNITED STATES	$12,794,103	94.5%
TOTAL DOMESTIC	12,794,103	94.5
FOREIGN

BELGIUM	65,905	0.5
BERMUDA	3,576	0.0
BRAZIL	48,997	0.4
CANADA	101,161	0.7
CHINA	72,436	0.5
DENMARK	31,694	0.2
FRANCE	61,328	0.5
GERMANY	6,555	0.1
GUERNSEY, C.I.	11,507	0.1
HONG KONG	12,064	0.1
INDIA	139	0.0
IRELAND	39,573	0.3
ISRAEL	10,664	0.1
KOREA, REPUBLIC OF	2,933	0.0
MACAU	43,475	0.3
MEXICO	8,860	0.1
NETHERLANDS	23,371	0.2
PANAMA	1,237	0.0
SINGAPORE	8,904	0.1
SPAIN	1,195	0.0
SWEDEN	18,150	0.1
SWITZERLAND	125,796	0.9
TAIWAN	366	0.0
UNITED KINGDOM	37,857	0.3
TOTAL FOREIGN	737,743	5.5
TOTAL PORTFOLIO	$13,531,846	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$21,000	j	GAMCO Investors, Inc	0.000%	12/31/15	$0	^

		TOTAL DIVERSIFIED FINANCIALS			0	^

		TOTAL CORPORATE BONDS			0	^

		(Cost $21)

		TOTAL BONDS			0	^

		(Cost $21)

SHARES		COMPANY

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.0%
47,981	*	American Axle & Manufacturing Holdings, Inc			617
15,097	*	Amerigon, Inc (Class A)			164
65,947		Autoliv, Inc			5,206
89,459	*	BorgWarner, Inc			6,473
45,804		Cooper Tire & Rubber Co			1,080
108,188	*	Dana Holding Corp			1,862
7,682	*	Dorman Products, Inc			278
16,941		Drew Industries, Inc			385
58,919	*	Exide Technologies			554
13,635	*	Federal Mogul Corp (Class A)			282
2,545,780	*	Ford Motor Co			42,743
10,861	*	Fuel Systems Solutions, Inc			319
105,796		Gentex Corp			3,127
179,126	*	Goodyear Tire & Rubber Co			2,123
181,591		Harley-Davidson, Inc			6,296
515,188		Johnson Controls, Inc			19,680
37,702	*	Lear Corp (New)			3,722
36,302	*	Modine Manufacturing Co			563
30,024		Spartan Motors, Inc			183
11,969		Standard Motor Products, Inc			164
10,374	*	Stoneridge, Inc			164
17,715		Superior Industries International, Inc			376
46,120	*	Tenneco, Inc			1,898
11,700	*	Tesla Motors, Inc			312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

25,787		Thor Industries, Inc	$876
60,301	*	TRW Automotive Holdings Corp	3,178
24,826	*	Winnebago Industries, Inc	377

		TOTAL AUTOMOBILES & COMPONENTS	103,002

BANKS - 3.3%
11,459		1st Source Corp	232
17,104	*	1st United Bancorp, Inc	118
17,560		Abington Bancorp, Inc	209
3,251		Alliance Financial Corp	105
4,510		American National Bankshares, Inc	106
18,171		Ameris Bancorp	192
4,648		Ames National Corp	101
6,722		Arrow Financial Corp	185
128,285		Associated Banc-Corp	1,944
66,701		Astoria Financial Corp	928
5,016		Bancfirst Corp	207
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	396
2,914		Bancorp Rhode Island, Inc	85
64,583		Bancorpsouth, Inc	1,030
41,404		Bank Mutual Corp	198
35,426		Bank of Hawaii Corp	1,672
3,864		Bank of Marin Bancorp	135
11,413		Bank of the Ozarks, Inc	495
17,629		BankFinancial Corp	172
527,029		BB&T Corp	13,856
23,421	*	Beneficial Mutual Bancorp, Inc	207
10,481		Berkshire Hills Bancorp, Inc	232
5,599	*	BofI Holding, Inc	87
19,305		BOK Financial Corp	1,031
59,217		Boston Private Financial Holdings, Inc	388
4,741		Bridge Bancorp, Inc	117
48,082		Brookline Bancorp, Inc	522
4,771		Bryn Mawr Bank Corp	83
5,527		Camden National Corp	200
9,158		Capital City Bank Group, Inc	115
246,176		CapitalSource, Inc	1,748
36,862		Capitol Federal Financial	439
18,053		Cardinal Financial Corp	210
61,647		Cathay General Bancorp	1,030
27,645	*	Center Financial	210
16,756		Centerstate Banks of Florida, Inc	133
2,883		Century Bancorp, Inc	77
18,856		Chemical Financial Corp	418
153,256	*	CIT Group, Inc	7,218
6,398		Citizens & Northern Corp	95
306,766	*	Citizens Republic Bancorp, Inc	189
12,921		City Holding Co	468
35,113		City National Corp	2,155
10,007		Clifton Savings Bancorp, Inc	108
6,672		CNB Financial Corp	99
21,290		CoBiz, Inc	129

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,348		Columbia Banking System, Inc	$660
134,008		Comerica, Inc	5,660
57,572		Commerce Bancshares, Inc	2,287
24,981		Community Bank System, Inc	694
11,562		Community Trust Bancorp, Inc	335
39,033		Cullen/Frost Bankers, Inc	2,386
67,239		CVB Financial Corp	583
17,535		Danvers Bancorp, Inc	310
19,824		Dime Community Bancshares	289
24,100	*	Doral Financial Corp	33
12,747	*	Eagle Bancorp, Inc	184
116,790		East West Bancorp, Inc	2,283
6,100	*	Encore Bancshares, Inc	63
11,656		Enterprise Financial Services Corp	122
6,988		ESB Financial Corp	113
12,436		ESSA Bancorp, Inc	164
7,387		Federal Agricultural Mortgage Corp (Class C)	121
607,123		Fifth Third Bancorp	8,913
7,979		Financial Institutions, Inc	151
9,860		First Bancorp (NC)	151
78,912	*	First Bancorp (Puerto Rico)	36
6,485		First Bancorp, Inc	102
40,118		First Busey Corp	189
4,158		First Citizens Bancshares, Inc (Class A)	786
69,775		First Commonwealth Financial Corp	494
12,139		First Community Bancshares, Inc	181
44,691		First Financial Bancorp	826
17,880		First Financial Bankshares, Inc	915
8,954		First Financial Corp	315
12,966		First Financial Holdings, Inc	149
182,496	*	First Horizon National Corp	2,150
9,546		First Interstate Bancsystem, Inc	145
19,481		First Merchants Corp	173
57,533		First Midwest Bancorp, Inc	663
161,278		First Niagara Financial Group, Inc	2,255
4,191		First of Long Island Corp	121
5,157		First South Bancorp, Inc	33
83,246		FirstMerit Corp	1,647
35,463	*	Flagstar Bancorp, Inc	58
19,779		Flushing Financial Corp	277
87,796		FNB Corp	862
4,602	*	Fox Chase Bancorp, Inc	55
152,821		Fulton Financial Corp	1,580
8,476		German American Bancorp, Inc	156
56,600		Glacier Bancorp, Inc	855
7,809		Great Southern Bancorp, Inc	184
9,301	*	Greene County Bancshares, Inc	30
22,696		Hancock Holding Co	791
36,699	*	Hanmi Financial Corp	42
10,342		Heartland Financial USA, Inc	181
4,346	*	Heritage Financial Corp	60
6,749	*	Home Bancorp, Inc	93

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,896		Home Bancshares, Inc	$328
12,641		Home Federal Bancorp, Inc	155
357,734		Hudson City Bancorp, Inc	4,557
10,014		Hudson Valley Holding Corp	248
553,330		Huntington Bancshares, Inc	3,801
20,591		IBERIABANK Corp	1,218
17,904		Independent Bank Corp	484
40,567		International Bancshares Corp	813
37,852	*	Investors Bancorp, Inc	497
14,732		Kearny Financial Corp	127
667,379		Keycorp	5,906
13,792		Lakeland Bancorp, Inc	151
12,420		Lakeland Financial Corp	267
55,756		M&T Bank Corp	4,854
11,504		MainSource Financial Group, Inc	120
406,126		Marshall & Ilsley Corp	2,810
38,744		MB Financial, Inc	671
3,784		Merchants Bancshares, Inc	104
7,250	*	Meridian Interstate Bancorp, Inc	85
155,567	*	MGIC Investment Corp	1,585
3,556		Midsouth Bancorp, Inc	55
5,267		MidWestOne Financial Group, Inc	80
25,640	*	Nara Bancorp, Inc	252
1,893		NASB Financial, Inc	32
5,351		National Bankshares, Inc	169
101,297		National Penn Bancshares, Inc	813
27,027		NBT Bancorp, Inc	653
331,783		New York Community Bancorp, Inc	6,253
78,585		NewAlliance Bancshares, Inc	1,177
14,313		Northfield Bancorp, Inc	191
82,283		Northwest Bancshares, Inc	968
10,808		OceanFirst Financial Corp	139
57,265	*	Ocwen Financial Corp	546
67,288		Old National Bancorp	800
9,164	*	OmniAmerican Bancorp, Inc	124
33,903		Oriental Financial Group, Inc	423
37,054		Oritani Financial Corp	454
3,841		Orrstown Financial Services, Inc	105
14,467		Pacific Continental Corp	146
22,250		PacWest Bancorp	476
9,591		Park National Corp	697
6,295		Peapack Gladstone Financial Corp	82
2,964		Penns Woods Bancorp, Inc	118
10,509	*	Pennsylvania Commerce Bancorp, Inc	116
6,808		Peoples Bancorp, Inc	107
280,419		People’s United Financial, Inc	3,929
25,469	*	Pinnacle Financial Partners, Inc	346
120,947	*	PMI Group, Inc	399
401,473		PNC Financial Services Group, Inc	24,377
772,337	*	Popular, Inc	2,425
39,968		PrivateBancorp, Inc	575
35,938		Prosperity Bancshares, Inc	1,412

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

45,191		Provident Financial Services, Inc	$684
30,181		Provident New York Bancorp	317
102,881		Radian Group, Inc	830
958,718		Regions Financial Corp	6,711
15,054		Renasant Corp	255
6,104		Republic Bancorp, Inc (Class A)	145
6,115		Rockville Financial, Inc	75
7,271		Roma Financial Corp	77
20,998		S&T Bancorp, Inc	474
8,198		S.Y. Bancorp, Inc	201
18,232		Sandy Spring Bancorp, Inc	336
9,604		SCBT Financial Corp	315
3,786		Sierra Bancorp	41
32,119	*	Signature Bank	1,606
13,207		Simmons First National Corp (Class A)	376
11,054		Southside Bancshares, Inc	233
14,769		Southwest Bancorp, Inc	183
10,282		State Bancorp, Inc	95
16,183		StellarOne Corp	235
27,752		Sterling Bancorp	291
75,734		Sterling Bancshares, Inc	532
7,140		Suffolk Bancorp	176
382,258		SunTrust Banks, Inc	11,280
102,135		Susquehanna Bancshares, Inc	989
31,722	*	SVB Financial Group	1,683
597,443		Synovus Financial Corp	1,577
7,584	*	Taylor Capital Group, Inc	100
110,460		TCF Financial Corp	1,636
9,400		Territorial Bancorp, Inc	187
31,378	*	Texas Capital Bancshares, Inc	667
54,301		TFS Financial Corp	490
16,995	*	The Bancorp, Inc	173
7,054		Tompkins Trustco, Inc	276
2,692		Tower Bancorp, Inc	59
17,850		TowneBank	284
9,919		Trico Bancshares	160
62,026		Trustco Bank Corp NY	393
49,168		Trustmark Corp	1,221
24,801		UMB Financial Corp	1,027
91,424		Umpqua Holdings Corp	1,114
14,087		Union Bankshares Corp	208
30,662		United Bankshares, Inc	895
79,410	*	United Community Banks, Inc	155
15,445		United Financial Bancorp, Inc	236
12,704		Univest Corp of Pennsylvania	244
1,463,843		US Bancorp	39,479
124,246		Valley National Bancorp	1,777
10,582		ViewPoint Financial Group	124
14,744	*	Virginia Commerce Bancorp	91
12,184		Washington Banking Co	167
86,794		Washington Federal, Inc	1,469
10,818		Washington Trust Bancorp, Inc	237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,507	*	Waterstone Financial, Inc	$24
52,669		Webster Financial Corp	1,038
3,714,650		Wells Fargo & Co	115,116
19,012		WesBanco, Inc	360
11,970		West Bancorporation, Inc	93
72,421	*	West Coast Bancorp	204
24,101		Westamerica Bancorporation	1,337
49,360	*	Western Alliance Bancorp	363
23,121		Westfield Financial, Inc	214
75,084		Whitney Holding Corp	1,062
71,613		Wilmington Trust Corp	311
15,017		Wilshire Bancorp, Inc	114
23,649		Wintrust Financial Corp	781
4,467		WSFS Financial Corp	212
132,472		Zions Bancorporation	3,210

		TOTAL BANKS	366,225

CAPITAL GOODS - 8.5%
10,702	*	3D Systems Corp	337
544,621		3M Co	47,001
27,385		A.O. Smith Corp	1,043
56,277	*	A123 Systems, Inc	537
8,853		Aaon, Inc	250
29,552	*	AAR Corp	812
17,815		Aceto Corp	160
52,376		Actuant Corp (Class A)	1,394
33,751		Acuity Brands, Inc	1,946
49,842	*	Advanced Battery Technologies, Inc	192
75,836	*	Aecom Technology Corp	2,121
14,335	*	Aerovironment, Inc	385
69,519	*	AGCO Corp	3,522
39,824		Aircastle Ltd	416
4,490		Alamo Group, Inc	125
23,047		Albany International Corp (Class A)	546
24,185	*	Alliant Techsystems, Inc	1,800
18,705	*	Altra Holdings, Inc	371
5,081	*	Ameresco, Inc	73
7,032	*	American Railcar Industries, Inc	156
6,336		American Science & Engineering, Inc	540
33,594	*	American Superconductor Corp	960
8,518		American Woodmark Corp	209
7,062		Ameron International Corp	539
123,156		Ametek, Inc	4,834
8,632		Ampco-Pittsburgh Corp	242
25,458		Apogee Enterprises, Inc	343
63,204	*	Applied Energetics, Inc	54
32,556		Applied Industrial Technologies, Inc	1,057
12,026		Applied Signal Technology, Inc	456
5,631	*	Argan, Inc	52
16,319		Armstrong World Industries, Inc	702
73,192	*	ArvinMeritor, Inc	1,502
15,638	*	Astec Industries, Inc	507

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,057	*	Astronics Corp	$148
10,559		AZZ, Inc	422
88,162	*	Babcock & Wilcox Co	2,256
13,564		Badger Meter, Inc	600
35,945		Baldor Electric Co	2,266
36,508		Barnes Group, Inc	755
74,030	*	BE Aerospace, Inc	2,741
35,044	*	Beacon Roofing Supply, Inc	626
36,981		Belden CDT, Inc	1,362
35,059	*	Blount International, Inc	553
579,697		Boeing Co	37,832
37,869		Brady Corp (Class A)	1,235
39,839		Briggs & Stratton Corp	784
71,104	*	Broadwind Energy, Inc	164
57,020		Bucyrus International, Inc (Class A)	5,098
22,099	*	Builders FirstSource, Inc	44
9,868	*	CAI International, Inc	193
185,893	*	Capstone Turbine Corp	178
46,691		Carlisle Cos, Inc	1,856
8,145		Cascade Corp	385
479,716		Caterpillar, Inc	44,929
19,382	*	Ceradyne, Inc	611
23,060	*	Chart Industries, Inc	779
76,040	*	Chicago Bridge & Iron Co NV	2,502
12,832		CIRCOR International, Inc	543
38,968		Clarcor, Inc	1,671
19,959	*	CNH Global NV	953
23,883	*	Colfax Corp	440
12,813	*	Columbus McKinnon Corp	260
33,040		Comfort Systems USA, Inc	435
18,507	*	Commercial Vehicle Group, Inc	301
129,157		Cooper Industries plc	7,529
38,179		Crane Co	1,568
12,848		Cubic Corp	606
153,361		Cummins, Inc	16,871
35,284		Curtiss-Wright Corp	1,171
405,066		Danaher Corp	19,107
323,929		Deere & Co	26,901
21,025	*	DigitalGlobe, Inc	667
58,727		Donaldson Co, Inc	3,423
9,037		Douglas Dynamics, Inc	137
142,151		Dover Corp	8,309
7,637		Ducommun, Inc	166
5,160	*	DXP Enterprises, Inc	124
32,076	*	Dycom Industries, Inc	473
12,440		Dynamic Materials Corp	281
127,968		Eaton Corp	12,990
50,074	*	EMCOR Group, Inc	1,451
575,013		Emerson Electric Co	32,874
15,305		Encore Wire Corp	384
37,016	*	Ener1, Inc	140
25,675	*	Energy Recovery, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,162	*	EnerSys	$1,194
15,889	*	EnPro Industries, Inc	660
20,938		ESCO Technologies, Inc	792
22,100	*	Esterline Technologies Corp	1,516
102,129		Fastenal Co	6,119
50,117		Federal Signal Corp	344
26,655	*	Flow International Corp	109
43,235		Flowserve Corp	5,154
136,071		Fluor Corp	9,017
56,935	*	Force Protection, Inc	314
19,315		Franklin Electric Co, Inc	752
12,439		Freightcar America, Inc	360
46,577	*	FuelCell Energy, Inc	108
25,764	*	Furmanite Corp	178
39,732		Gardner Denver, Inc	2,734
35,871		GATX Corp	1,266
42,477	*	GenCorp, Inc	220
14,500	*	Generac Holdings, Inc	234
40,126	*	General Cable Corp	1,408
264,727		General Dynamics Corp	18,785
8,149,886		General Electric Co	149,060
16,043	*	GeoEye, Inc	680
20,138	*	Gibraltar Industries, Inc	273
3,945	*	Global Defense Technology & Systems, Inc	67
96,547		Goodrich Corp	8,503
10,363		Gorman-Rupp Co	335
46,150		Graco, Inc	1,821
92,133	*	GrafTech International Ltd	1,828
12,308		Graham Corp	246
26,732		Granite Construction, Inc	733
44,924		Great Lakes Dredge & Dock Corp	331
15,267	*	Greenbrier Cos, Inc	320
37,869	*	Griffon Corp	482
21,180	*	H&E Equipment Services, Inc	245
61,544		Harsco Corp	1,743
22,583		Heico Corp	1,152
9,696	*	Herley Industries, Inc	168
74,803	*	Hexcel Corp	1,353
584,874		Honeywell International, Inc	31,092
12,024		Houston Wire & Cable Co	162
46,993		Hubbell, Inc (Class B)	2,826
62,789		IDEX Corp	2,456
18,167	*	II-VI, Inc	842
337,653		Illinois Tool Works, Inc	18,031
245,948		Ingersoll-Rand plc	11,582
28,439	*	Insituform Technologies, Inc (Class A)	754
10,094		Insteel Industries, Inc	126
27,412	*	Interline Brands, Inc	624
139,710		ITT Industries, Inc	7,280
96,369	*	Jacobs Engineering Group, Inc	4,419
20,027		John Bean Technologies Corp	403
77,648		Joy Global, Inc	6,736

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,545	*	Kadant, Inc	$225
21,747		Kaman Corp	632
25,319		Kaydon Corp	1,031
120,549		KBR, Inc	3,673
62,712		Kennametal, Inc	2,475
8,000	*	KEYW Holding Corp	117
12,312	*	Kratos Defense & Security Solutions, Inc	162
88,071		L-3 Communications Holdings, Inc	6,208
8,713	*	LaBarge, Inc	137
12,010	*	Ladish Co, Inc	584
3,000		Lawson Products, Inc	75
13,874	*	Layne Christensen Co	478
7,262	*	LB Foster Co (Class A)	297
36,321		Lennox International, Inc	1,718
32,522		Lincoln Electric Holdings, Inc	2,123
10,010		Lindsay Manufacturing Co	595
6,398	*	LMI Aerospace, Inc	102
235,579		Lockheed Martin Corp	16,469
12,960		LSI Industries, Inc	110
12,907	*	Lydall, Inc	104
100,971		Manitowoc Co, Inc	1,324
276,648		Masco Corp	3,503
39,968	*	Mastec, Inc	583
10,825		Met-Pro Corp	128
7,039	*	Michael Baker Corp	219
11,402	*	Middleby Corp	963
7,280		Miller Industries, Inc	104
36,229	*	Moog, Inc (Class A)	1,442
32,978		MSC Industrial Direct Co (Class A)	2,133
27,916		Mueller Industries, Inc	913
119,077		Mueller Water Products, Inc (Class A)	497
13,261	*	MYR Group, Inc	278
4,424		Nacco Industries, Inc (Class A)	479
54,093	*	Navistar International Corp	3,133
19,754	*	NCI Building Systems, Inc	276
25,402		Nordson Corp	2,334
230,154		Northrop Grumman Corp	14,909
8,845	*	Northwest Pipe Co	213
44,747	*	Orbital Sciences Corp	767
19,593	*	Orion Marine Group, Inc	227
69,175	*	Oshkosh Truck Corp	2,438
86,991	*	Owens Corning, Inc	2,710
279,419		Paccar, Inc	16,044
90,130		Pall Corp	4,469
122,937		Parker Hannifin Corp	10,609
76,198		Pentair, Inc	2,782
20,289		Perini Corp	434
12,323	*	Pike Electric Corp	106
9,152	*	PMFG, Inc	150
16,989	*	Polypore International, Inc	692
5,761	*	Powell Industries, Inc	189
12,071	*	PowerSecure International, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

108,623		Precision Castparts Corp	$15,121
1,801		Preformed Line Products Co	105
15,193		Primoris Services Corp	145
28,579		Quanex Building Products Corp	542
162,009	*	Quanta Services, Inc	3,227
11,399		Raven Industries, Inc	544
290,073		Raytheon Co	13,442
16,219	*	RBC Bearings, Inc	634
29,680		Regal-Beloit Corp	1,981
19,984		Robbins & Myers, Inc	715
108,440		Rockwell Automation, Inc	7,777
119,776		Rockwell Collins, Inc	6,978
70,748		Roper Industries, Inc	5,407
34,156	*	RSC Holdings, Inc	333
21,664	*	Rush Enterprises, Inc (Class A)	443
68,773	*	SatCon Technology Corp	309
8,767	*	Sauer-Danfoss, Inc	248
269		Seaboard Corp	536
8,300		SeaCube Container Leasing Ltd	117
65,055	*	Shaw Group, Inc	2,227
29,264		Simpson Manufacturing Co, Inc	905
44,614		Snap-On, Inc	2,524
78,916	*	Spirit Aerosystems Holdings, Inc (Class A)	1,642
37,552		SPX Corp	2,685
11,927		Standex International Corp	357
12,518	*	Sterling Construction Co, Inc	163
7,928		Sun Hydraulics Corp	300
11,400		TAL International Group, Inc	352
44,785	*	Taser International, Inc	210
10,545	*	Tecumseh Products Co (Class A)	138
25,868	*	Teledyne Technologies, Inc	1,137
14,645		Tennant Co	563
83,705	*	Terex Corp	2,598
7,088		Textainer Group Holdings Ltd	202
208,523		Textron, Inc	4,929
39,026	*	Thomas & Betts Corp	1,885
66,676		Timken Co	3,182
26,971		Titan International, Inc	527
10,213	*	Titan Machinery, Inc	197
24,372		Toro Co	1,502
37,710		TransDigm Group, Inc	2,715
19,671		Tredegar Corp	381
13,203	*	Trex Co, Inc	316
9,351	*	Trimas Corp	191
61,064		Trinity Industries, Inc	1,625
12,884		Triumph Group, Inc	1,152
6,504		Twin Disc, Inc	194
388,511		Tyco International Ltd	16,100
45,976	*	United Rentals, Inc	1,046
712,624		United Technologies Corp	56,099
14,766		Universal Forest Products, Inc	574
28,442	*	UQM Technologies, Inc	65

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

63,954	*	URS Corp	$2,661
51,472	*	USG Corp	866
16,747		Valmont Industries, Inc	1,486
12,845		Vicor Corp	211
44,724		W.W. Grainger, Inc	6,177
47,045	*	Wabash National Corp	557
50,291	*	WABCO Holdings, Inc	3,064
20,486		Watsco, Inc	1,292
20,344		Watts Water Technologies, Inc (Class A)	744
32,103	*	WESCO International, Inc	1,695
34,990		Westinghouse Air Brake Technologies Corp	1,851
46,042		Woodward Governor Co	1,729
5,984	*,b	Xerium Technologies, Inc	95

		TOTAL CAPITAL GOODS	933,481

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
56,057		Aaron’s, Inc	1,143
37,566		ABM Industries, Inc	988
24,912	*	Acacia Research (Acacia Technologies)	646
34,106	*	ACCO Brands Corp	291
16,355		Administaff, Inc	479
13,465	*	Advisory Board Co	641
14,202		American Ecology Corp	247
26,021	*	American Reprographics Co	197
20,202	*	APAC Customer Services, Inc	123
85,225		Avery Dennison Corp	3,608
6,166		Barrett Business Services, Inc	96
34,810		Brink’s Co	936
19,056	*	Casella Waste Systems, Inc (Class A)	135
41,673	*	CBIZ, Inc	260
7,981		CDI Corp	148
38,005	*	Cenveo, Inc	203
101,777		Cintas Corp	2,846
17,301	*	Clean Harbors, Inc	1,455
8,210	*	Consolidated Graphics, Inc	398
55,676	*	Copart, Inc	2,079
27,057		Corporate Executive Board Co	1,016
88,315	*	Corrections Corp of America	2,213
14,866	*	CoStar Group, Inc	856
6,267		Courier Corp	97
99,005		Covanta Holding Corp	1,702
8,400	*	CRA International, Inc	197
37,676		Deluxe Corp	867
23,101	*	Dolan Media Co	322
37,642		Dun & Bradstreet Corp	3,090
67,718		EnergySolutions, Inc	377
15,147	*	EnerNOC, Inc	362
17,307		Ennis, Inc	296
97,566		Equifax, Inc	3,473
11,236	*	Exponent, Inc	422
9,375	*	Franklin Covey Co	81
36,298	*	FTI Consulting, Inc	1,353

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,288	*	Fuel Tech, Inc	$119
15,088		G & K Services, Inc (Class A)	466
46,319	*	Geo Group, Inc	1,142
12,104	*	GP Strategies Corp	124
49,713		Healthcare Services Group	809
14,300		Heidrick & Struggles International, Inc	410
39,682		Herman Miller, Inc	1,004
7,900	*	Higher One Holdings, Inc	160
17,074	*	Hill International, Inc	110
33,809		HNI Corp	1,055
24,166	*	Hudson Highland Group, Inc	141
16,505	*	Huron Consulting Group, Inc	437
13,014	*	ICF International, Inc	335
37,578	*	IHS, Inc (Class A)	3,021
22,974	*	Innerworkings, Inc	150
38,561		Interface, Inc (Class A)	603
141,030		Iron Mountain, Inc	3,527
21,500	*	KAR Auction Services, Inc	297
20,372	*	Kelly Services, Inc (Class A)	383
21,985	*	Kforce, Inc	356
18,600		Kimball International, Inc (Class B)	128
35,963		Knoll, Inc	602
34,304	*	Korn/Ferry International	793
19,634	*	LECG Corp	27
8,556	*	M&F Worldwide Corp	198
63,464		Manpower, Inc	3,983
17,708		McGrath RentCorp	464
39,317	*	Metalico, Inc	231
21,996		Mine Safety Appliances Co	685
7,800	*	Mistras Group, Inc	105
28,189	*	Mobile Mini, Inc	555
5,947		Multi-Color Corp	116
40,393	*	Navigant Consulting, Inc	372
25,372	*	On Assignment, Inc	207
156,635		Pitney Bowes, Inc	3,787
158,991		R.R. Donnelley & Sons Co	2,778
247,946		Republic Services, Inc	7,404
32,857		Resources Connection, Inc	611
115,720		Robert Half International, Inc	3,541
50,684		Rollins, Inc	1,001
10,767		Schawk, Inc (Class A)	222
14,249	*	School Specialty, Inc	198
42,038	*	Spherion Corp	410
12,140	*	Standard Parking Corp	229
10,680		Standard Register Co	36
54,705		Steelcase, Inc (Class A)	578
64,556	*	Stericycle, Inc	5,224
31,978	*	SYKES Enterprises, Inc	648
13,336	*	Team, Inc	323
47,935	*	Tetra Tech, Inc	1,201
33,194		Towers Watson & Co	1,728
37,265	*	TrueBlue, Inc	670

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,503		Unifirst Corp	$633
18,197	*	United Stationers, Inc	1,161
79,778	*	Verisk Analytics, Inc	2,719
15,178		Viad Corp	387
12,149	*	Volt Information Sciences, Inc	105
2,793		VSE Corp	92
86,400		Waste Connections, Inc	2,379
367,850		Waste Management, Inc	13,563

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	108,386

CONSUMER DURABLES & APPAREL - 1.6%
42,094	*	American Apparel, Inc	70
30,538		American Greetings Corp (Class A)	677
9,523	*	Arctic Cat, Inc	139
91,719	*	Beazer Homes USA, Inc	494
4,923		Blyth, Inc	170
7,978	*	Brookfield Homes Corp	75
69,036		Brunswick Corp	1,294
51,179		Callaway Golf Co	413
43,671	*	Carter’s, Inc	1,289
4,557	*	Cavco Industries, Inc	213
5,581		Cherokee, Inc	105
233,042		Coach, Inc	12,890
9,339		Columbia Sportswear Co	563
62,394	*	CROCS, Inc	1,068
5,480		CSS Industries, Inc	113
7,017	*	Culp, Inc	73
29,784	*	Deckers Outdoor Corp	2,375
4,329	*	Delta Apparel, Inc	58
215,214		DR Horton, Inc	2,568
207,506	*	Eastman Kodak Co	1,112
18,783		Ethan Allen Interiors, Inc	376
117,473		Fortune Brands, Inc	7,078
40,042	*	Fossil, Inc	2,822
34,198	*	Furniture Brands International, Inc	176
86,645		Garmin Ltd	2,685
13,268	*	G-III Apparel Group Ltd	466
73,677	*	Hanesbrands, Inc	1,871
53,605	*	Harman International Industries, Inc	2,482
93,213		Hasbro, Inc	4,398
23,782	*	Helen of Troy Ltd	707
7,413		Hooker Furniture Corp	105
26,081	*	Hovnanian Enterprises, Inc (Class A)	107
54,965	*	Iconix Brand Group, Inc	1,061
16,171	*	iRobot Corp	402
24,481	*	Jakks Pacific, Inc	446
68,707		Jarden Corp	2,121
31,304	*	Joe’s Jeans, Inc	49
66,643		Jones Apparel Group, Inc	1,036
58,687		KB Home	792
6,203	*	Kenneth Cole Productions, Inc (Class A)	77
19,366	*	K-Swiss, Inc (Class A)	241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

3,811		Lacrosse Footwear, Inc	$63
39,237	*	La-Z-Boy, Inc	354
34,167	*	Leapfrog Enterprises, Inc	190
114,301		Leggett & Platt, Inc	2,601
122,890		Lennar Corp (Class A)	2,304
12,366	*	Libbey, Inc	191
7,210	*	Lifetime Brands, Inc	101
61,314	*	Liz Claiborne, Inc	439
16,303	*	M/I Homes, Inc	251
17,427	*	Maidenform Brands, Inc	414
8,407	*	Marine Products Corp	56
277,747		Mattel, Inc	7,063
29,150		MDC Holdings, Inc	839
24,046	*	Meritage Homes Corp	534
43,299	*	Mohawk Industries, Inc	2,458
12,667	*	Movado Group, Inc	204
3,938		National Presto Industries, Inc	512
221,507		Newell Rubbermaid, Inc	4,027
275,639		Nike, Inc (Class B)	23,544
4,355	*	NVR, Inc	3,009
10,106		Oxford Industries, Inc	259
8,860	*	Perry Ellis International, Inc	243
43,642		Phillips-Van Heusen Corp	2,750
24,262		Polaris Industries, Inc	1,893
43,171		Polo Ralph Lauren Corp (Class A)	4,789
38,375		Pool Corp	865
256,906	*	Pulte Homes, Inc	1,932
87,127	*	Quiksilver, Inc	442
14,785	*	RC2 Corp	322
6,477		RG Barry Corp	72
9,824	*	Russ Berrie & Co, Inc	84
35,106		Ryland Group, Inc	598
47,340	*	Sealy Corp	138
27,339	*	Skechers U.S.A., Inc (Class A)	547
7,407		Skyline Corp	193
52,271	*	Smith & Wesson Holding Corp	195
70,229	*	Standard-Pacific Corp	323
122,840		Stanley Works	8,213
4,356	*	Steinway Musical Instruments, Inc	86
17,467	*	Steven Madden Ltd	729
14,503		Sturm Ruger & Co, Inc	222
8,138	*	Summer Infant, Inc	62
55,849	*	Tempur-Pedic International, Inc	2,237
32,067	*	Timberland Co (Class A)	789
109,135	*	Toll Brothers, Inc	2,074
19,300	*	True Religion Apparel, Inc	430
48,715		Tupperware Corp	2,322
25,584	*	Under Armour, Inc (Class A)	1,403
10,905	*	Unifi, Inc	185
8,900	*	Universal Electronics, Inc	252
9,600	*	Vera Bradley, Inc	317
67,904		VF Corp	5,852

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,192		Volcom, Inc	$249
32,732	*	Warnaco Group, Inc	1,803
5,214		Weyco Group, Inc	128
57,906		Whirlpool Corp	5,144
38,905		Wolverine World Wide, Inc	1,240

		TOTAL CONSUMER DURABLES & APPAREL	153,793

CONSUMER SERVICES - 2.1%
18,260	*	AFC Enterprises	254
14,656		Ambassadors Group, Inc	169
13,862	*	American Public Education, Inc	516
21,121		Ameristar Casinos, Inc	330
97,895	*	Apollo Group, Inc (Class A)	3,867
42,474	*	Bally Technologies, Inc	1,792
17,427	*	BJ’s Restaurants, Inc	617
15,345	*	Bluegreen Corp	49
24,666		Bob Evans Farms, Inc	813
33,945	*	Boyd Gaming Corp	360
8,700	*	Bravo Brio Restaurant Group, Inc	167
14,051	*	Bridgepoint Education, Inc	267
78,146		Brinker International, Inc	1,632
13,602	*	Buffalo Wild Wings, Inc	596
14,693	*	California Pizza Kitchen, Inc	254
12,339	*	Cambium Learning Group, Inc	42
12,593	*	Capella Education Co	838
50,534	*	Career Education Corp	1,048
5,895	*	Caribou Coffee Co, Inc	59
334,715		Carnival Corp	15,434
8,099	*	Carrols Restaurant Group, Inc	60
17,289		CBRL Group, Inc	947
17,642	*	CEC Entertainment, Inc	685
46,024	*	Cheesecake Factory	1,411
24,297	*	Chipotle Mexican Grill, Inc (Class A)	5,167
21,525		Choice Hotels International, Inc	824
7,929		Churchill Downs, Inc	344
23,500	*	Coinstar, Inc	1,326
64,709	*	Corinthian Colleges, Inc	337
3,696		CPI Corp	83
107,900		Darden Restaurants, Inc	5,011
75,312	*	Denny’s Corp	270
48,586		DeVry, Inc	2,332
13,678	*	DineEquity, Inc	675
30,059	*	Domino’s Pizza, Inc	479
29,912	*	Education Management Corp	541
4,221	*	Einstein Noah Restaurant Group, Inc	59
27,229	*	Gaylord Entertainment Co	979
24,016	*	Grand Canyon Education, Inc	470
235,532		H&R Block, Inc	2,806
47,975		Hillenbrand, Inc	998
33,800	*	Hyatt Hotels Corp	1,547
230,043		International Game Technology	4,069
20,889		International Speedway Corp (Class A)	547

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

34,104	*	Interval Leisure Group, Inc	$550
5,265	*	Isle of Capri Casinos, Inc	54
24,366	*	ITT Educational Services, Inc	1,552
39,870	*	Jack in the Box, Inc	842
47,403	*	Jamba, Inc	108
18,366	*	K12, Inc	526
39,822	*	Krispy Kreme Doughnuts, Inc	278
240,389	*	Las Vegas Sands Corp	11,046
6,272		Learning Tree International, Inc	60
31,445	*	Life Time Fitness, Inc	1,289
12,699		Lincoln Educational Services Corp	197
8,861		Mac-Gray Corp	132
14,891		Marcus Corp	198
207,209		Marriott International, Inc (Class A)	8,607
23,085		Matthews International Corp (Class A)	808
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	109
821,624		McDonald’s Corp	63,068
228,510	*	MGM Mirage	3,393
8,692	*	Monarch Casino & Resort, Inc	109
23,956	*	Morgans Hotel Group Co	217
20,438	*	Multimedia Games, Inc	114
5,638		National American University Holdings, Inc	41
14,289	*	O’Charleys, Inc	103
67,477	*	Orient-Express Hotels Ltd (Class A)	877
22,689	*	Panera Bread Co (Class A)	2,296
18,183	*	Papa John’s International, Inc	504
8,992	*	Peet’s Coffee & Tea, Inc	375
51,327	*	Penn National Gaming, Inc	1,804
18,084		PF Chang’s China Bistro, Inc	876
48,180	*	Pinnacle Entertainment, Inc	675
7,085	*	Pre-Paid Legal Services, Inc	427
9,555	*	Princeton Review, Inc	11
9,873	*	Red Lion Hotels Corp	79
11,853	*	Red Robin Gourmet Burgers, Inc	254
44,951		Regis Corp	746
101,674	*	Royal Caribbean Cruises Ltd	4,779
50,005	*	Ruby Tuesday, Inc	653
26,831	*	Ruth’s Chris Steak House, Inc	124
49,874	*	Scientific Games Corp (Class A)	497
188,345		Service Corp International	1,554
44,601	*	Shuffle Master, Inc	511
45,772	*	Sonic Corp	463
51,448		Sotheby’s (Class A)	2,316
9,984		Speedway Motorsports, Inc	153
570,721		Starbucks Corp	18,337
144,154		Starwood Hotels & Resorts Worldwide, Inc	8,762
958	*	Steak N Shake Co	393
11,970	*	Steiner Leisure Ltd	559
68,986		Stewart Enterprises, Inc (Class A)	462
10,323		Strayer Education, Inc	1,571
42,904	*	Texas Roadhouse, Inc (Class A)	737
15,190		Universal Technical Institute, Inc	334

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,599	*	Vail Resorts, Inc	$1,436
24,280		Weight Watchers International, Inc	910
253,576		Wendy’s/Arby’s Group, Inc (Class A)	1,172
43,711	*	WMS Industries, Inc	1,977
138,638		Wyndham Worldwide Corp	4,154
58,046		Wynn Resorts Ltd	6,027
355,872		Yum! Brands, Inc	17,456

		TOTAL CONSUMER SERVICES	238,733

DIVERSIFIED FINANCIALS - 6.5%
36,918		Advance America Cash Advance Centers, Inc	208
39,037	*	Affiliated Managers Group, Inc	3,873
261,649	*	American Capital Ltd	1,978
800,812		American Express Co	34,371
196,431		Ameriprise Financial, Inc	11,305
149,594		Apollo Investment Corp	1,656
147,601		Ares Capital Corp	2,432
21,300		Artio Global Investors, Inc	314
11,658	*	Asset Acceptance Capital Corp	69
8,522		Asta Funding, Inc	69
7,657,597		Bank of America Corp	102,152
925,875		Bank of New York Mellon Corp	27,961
36,447		BGC Partners, Inc (Class A)	303
54,667		BlackRock Kelso Capital Corp	605
69,745		BlackRock, Inc	13,292
77,753	*	Broadpoint Securities Group, Inc	184
16,951		Calamos Asset Management, Inc (Class A)	237
349,772		Capital One Financial Corp	14,886
2,167		Capital Southwest Corp	225
20,896	*	Cardtronics, Inc	370
22,738		Cash America International, Inc	840
10,200		CBOE Holdings, Inc	233
755,390		Charles Schwab Corp	12,925
16,145,649	*	Citigroup, Inc	76,369
50,311		CME Group, Inc	16,188
12,285		Cohen & Steers, Inc	321
25,550		Compass Diversified Trust	452
11,828		CompuCredit Corp	83
28,011	*	Cowen Group, Inc	131
5,106	*	Credit Acceptance Corp	321
1,420		Diamond Hill Investment Group, Inc	103
413,726		Discover Financial Services	7,666
17,386	*	Dollar Financial Corp	498
21,313		Duff & Phelps Corp	359
169,616	*	E*Trade Financial Corp	2,714
89,658		Eaton Vance Corp	2,710
11,162	*	Encore Capital Group, Inc	262
6,384		Epoch Holding Corp	99
11,307		Evercore Partners, Inc (Class A)	384
36,390	*	Ezcorp, Inc (Class A)	987
39,284	*	FBR Capital Markets Corp	150
65,791		Federated Investors, Inc (Class B)	1,722

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,957		Fifth Street Finance Corp	$437
9,807	*	Financial Engines, Inc	194
23,334	*	First Cash Financial Services, Inc	723
58,259	*	First Marblehead Corp	126
113,021		Franklin Resources, Inc	12,569
5,142		Friedman Billings Ramsey Group, Inc (Class A)	123
6,584		GAMCO Investors, Inc (Class A)	316
54,396		GFI Group, Inc	255
15,081		Gladstone Capital Corp	174
15,921		Gladstone Investment Corp	122
392,945		Goldman Sachs Group, Inc	66,079
5,889		Golub Capital BDC, Inc	101
4,000	*	Green Dot Corp	227
22,433		Greenhill & Co, Inc	1,832
16,757	*	Harris & Harris Group, Inc	73
24,455		Hercules Technology Growth Capital, Inc	253
14,456	*	HFF, Inc (Class A)	140
30,361		Interactive Brokers Group, Inc (Class A)	541
56,257	*	IntercontinentalExchange, Inc	6,703
13,392	*	International Assets Holding Corp	316
353,671		Invesco Ltd	8,509
34,884	*	Investment Technology Group, Inc	571
89,823		iShares Russell 3000 Index Fund	6,732
137,373		Janus Capital Group, Inc	1,782
89,727		Jefferies Group, Inc	2,389
11,011		JMP Group, Inc	84
3,036,996		JPMorgan Chase & Co	128,829
12,909		Kayne Anderson Energy Development Co	232
26,819		KBW, Inc	749
73,616	*	Knight Capital Group, Inc (Class A)	1,015
33,500	*	LaBranche & Co, Inc	121
73,441	*	Ladenburg Thalmann Financial Services, Inc	86
70,810		Lazard Ltd (Class A)	2,796
118,019		Legg Mason, Inc	4,281
148,551		Leucadia National Corp	4,335
5,396		Life Partners Holdings, Inc	103
13,100	*	LPL Investment Holdings, Inc	476
9,437		Main Street Capital Corp	172
21,429		MarketAxess Holdings, Inc	446
6,533	*	Marlin Business Services Corp	83
50,285		MCG Capital Corp	350
9,981		Medallion Financial Corp	82
86,034	*	MF Global Holdings Ltd	719
157,620		Moody’s Corp	4,183
1,155,927		Morgan Stanley	31,453
84,839	*	MSCI, Inc (Class A)	3,305
17,411		MVC Capital, Inc	254
104,606	*	Nasdaq Stock Market, Inc	2,480
20,204		Nelnet, Inc (Class A)	479
23,100	*	Netspend Holdings, Inc	296
21,889	*	NewStar Financial, Inc	231
12,077		NGP Capital Resources Co	111

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

185,246		Northern Trust Corp	$10,264
198,529		NYSE Euronext	5,952
7,363		Oppenheimer Holdings, Inc	193
30,987		optionsXpress Holdings, Inc	486
24,585		PennantPark Investment Corp	301
15,186	*	Penson Worldwide, Inc	74
41,814	*	PHH Corp	968
17,372	*	Pico Holdings, Inc	552
13,978	*	Piper Jaffray Cos	489
13,016	*	Portfolio Recovery Associates, Inc	979
32,274	*	Primus Guaranty Ltd	164
49,146		Prospect Capital Corp	531
9,591		Pzena Investment Management, Inc (Class A)	70
75,031		Raymond James Financial, Inc	2,454
21,125	*	Safeguard Scientifics, Inc	361
8,937		Sanders Morris Harris Group, Inc	65
115,255		SEI Investments Co	2,742
372,586	*	SLM Corp	4,691
4,400		Solar Capital Ltd	109
384,555		State Street Corp	17,820
25,298	*	Stifel Financial Corp	1,569
2,846		Student Loan Corp	92
19,558		SWS Group, Inc	99
198,395		T Rowe Price Group, Inc	12,804
178,714		TD Ameritrade Holding Corp	3,394
6,653		THL Credit, Inc	87
20,926		TICC Capital Corp	235
25,593	*	TradeStation Group, Inc	173
8,996		Triangle Capital Corp	171
4,394	*	Virtus Investment Partners, Inc	199
64,858		Waddell & Reed Financial, Inc (Class A)	2,289
3,869		Westwood Holdings Group, Inc	155
12,929	*	World Acceptance Corp	683

		TOTAL DIVERSIFIED FINANCIALS	712,260

ENERGY - 11.1%
51,525	*	Abraxas Petroleum Corp	235
30,378	*	Allis-Chalmers Energy, Inc	215
9,171		Alon USA Energy, Inc	55
91,294	*	Alpha Natural Resources, Inc	5,480
4,600	*	Amyris Biotechnologies, Inc	123
377,123		Anadarko Petroleum Corp	28,722
291,849		Apache Corp	34,797
6,580		APCO Argentina, Inc	378
6,556	*	Approach Resources, Inc	151
125,528		Arch Coal, Inc	4,401
59,928	*	Atlas America, Inc	2,635
33,846	*	ATP Oil & Gas Corp	567
41,374	*	Atwood Oceanics, Inc	1,546
328,863		Baker Hughes, Inc	18,801
22,381	*	Basic Energy Services, Inc	369
39,652		Berry Petroleum Co (Class A)	1,733

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,673	*	Bill Barrett Corp	$1,385
80,973	*	BPZ Energy, Inc	385
84,797	*	Brigham Exploration Co	2,310
27,721	*	Bristow Group, Inc	1,313
78,161		Cabot Oil & Gas Corp	2,958
67,178	*	Cal Dive International, Inc	381
27,753	*	Callon Petroleum Co	164
186,418	*	Cameron International Corp	9,457
14,570		CARBO Ceramics, Inc	1,509
25,047	*	Carrizo Oil & Gas, Inc	864
74,021	*	Cheniere Energy, Inc	409
496,466		Chesapeake Energy Corp	12,863
1,533,300		Chevron Corp	139,915
63,590		Cimarex Energy Co	5,630
4,602	*	Clayton Williams Energy, Inc	386
30,062	*	Clean Energy Fuels Corp	416
23,500	*	Cloud Peak Energy, Inc	546
55,500	*	Cobalt International Energy, Inc	678
58,166	*	Complete Production Services, Inc	1,719
36,545	*	Comstock Resources, Inc	898
78,511	*	Concho Resources, Inc	6,883
1,136,576		ConocoPhillips	77,402
171,765		Consol Energy, Inc	8,372
9,021	*	Contango Oil & Gas Co	523
24,174	*	Continental Resources, Inc	1,423
34,938		Core Laboratories NV	3,111
37,807		Crosstex Energy, Inc	335
21,762	*	CVR Energy, Inc	330
7,528	*	Dawson Geophysical Co	240
7,530		Delek US Holdings, Inc	55
82,546	*	Delta Petroleum Corp	63
304,051	*	Denbury Resources, Inc	5,804
341,170	*	Devon Energy Corp	26,785
38,961		DHT Maritime, Inc	181
51,848		Diamond Offshore Drilling, Inc	3,467
63,584	*	Dresser-Rand Group, Inc	2,708
24,885	*	Dril-Quip, Inc	1,934
535,983		El Paso Corp	7,375
11,673	*	Endeavour International Corp	161
21,960	*	Energy Partners Ltd	326
52,747	*	Energy XXI Bermuda Ltd	1,460
193,111		EOG Resources, Inc	17,652
113,016		Equitable Resources, Inc	5,068
11,704	*	Evolution Petroleum Corp	76
111,561		EXCO Resources, Inc	2,167
48,293	*	Exterran Holdings, Inc	1,157
3,894,717	d	Exxon Mobil Corp	284,783
92,425	*	FMC Technologies, Inc	8,218
85,352	*	Forest Oil Corp	3,241
80,549		Frontier Oil Corp	1,451
39,564		Frontline Ltd	1,004
24,931	*	FX Energy, Inc	153

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,304	*	Gastar Exploration Ltd	$143
60,120		General Maritime Corp	195
9,814	*	Georesources, Inc	218
5,362	*	Global Geophysical Services, Inc	56
79,950	*	Global Industries Ltd	554
27,174	*	GMX Resources, Inc	150
24,752		Golar LNG Ltd	372
20,317	*	Goodrich Petroleum Corp	358
12,062	*	Green Plains Renewable Energy, Inc	136
9,089		Gulf Island Fabrication, Inc	256
16,361	*	Gulfmark Offshore, Inc	497
21,620	*	Gulfport Energy Corp	468
693,543		Halliburton Co	28,317
29,621	*	Harvest Natural Resources, Inc	360
81,706	*	Helix Energy Solutions Group, Inc	992
72,674		Helmerich & Payne, Inc	3,523
109,893	*	Hercules Offshore, Inc	380
228,536		Hess Corp	17,492
34,558		Holly Corp	1,409
18,746	*	Hornbeck Offshore Services, Inc	391
14,150		Houston American Energy Corp	256
100,658	*	International Coal Group, Inc	779
100,154	*	ION Geophysical Corp	849
823	*	Isramco, Inc	69
21,317	*	James River Coal Co	540
95,985	*	Key Energy Services, Inc	1,246
11,975		Knightsbridge Tankers Ltd	267
145,947	*	Kodiak Oil & Gas Corp	963
12,300	*	L&L Energy, Inc	133
21,068		Lufkin Industries, Inc	1,314
40,129	*	Magnum Hunter Resources Corp	289
540,886		Marathon Oil Corp	20,029
79,487		Massey Energy Co	4,264
23,922	*	Matrix Service Co	291
176,324	*	McDermott International, Inc	3,648
78,067	*	McMoRan Exploration Co	1,338
14,504	*	Miller Petroleum, Inc	75
146,026		Murphy Oil Corp	10,886
216,456	*	Nabors Industries Ltd	5,078
320,833		National Oilwell Varco, Inc	21,576
11,326	*	Natural Gas Services Group, Inc	214
101,338	*	Newfield Exploration Co	7,307
69,901	*	Newpark Resources, Inc	431
133,306		Noble Energy, Inc	11,475
37,402		Nordic American Tanker Shipping	973
34,375	*	Northern Oil And Gas, Inc	935
36,800	*	Oasis Petroleum, Inc	998
621,246		Occidental Petroleum Corp	60,944
42,236	*	Oceaneering International, Inc	3,110
37,449	*	Oil States International, Inc	2,400
19,618		Overseas Shipholding Group, Inc	695
2,713	*	OYO Geospace Corp	269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,088	*	Pacific Asia Petroleum, Inc	$74
5,367		Panhandle Oil and Gas, Inc (Class A)	147
96,030	*	Parker Drilling Co	439
61,726	*	Patriot Coal Corp	1,196
119,282		Patterson-UTI Energy, Inc	2,571
205,178		Peabody Energy Corp	13,127
35,015		Penn Virginia Corp	589
227,814	*	PetroHawk Energy Corp	4,158
16,488	*	Petroleum Development Corp	696
43,261	*	Petroquest Energy, Inc	326
9,723	*	PHI, Inc	183
42,944	*	Pioneer Drilling Co	378
88,660		Pioneer Natural Resources Co	7,697
108,164	*	Plains Exploration & Production Co	3,476
133,316	*	Pride International, Inc	4,399
135,152		Questar Market Resources, Inc	4,907
87,219	*	Quicksilver Resources, Inc	1,286
43,093	*	RAM Energy Resources, Inc	79
120,881		Range Resources Corp	5,437
167,304	*	Rentech, Inc	204
29,534	*	Resolute Energy Corp	436
26,939	*	Rex Energy Corp	368
6,400	*	Rex Stores Corp	98
40,850	*	Rosetta Resources, Inc	1,538
88,128	*	Rowan Cos, Inc	3,077
27,684		RPC, Inc	502
276,358	*	SandRidge Energy, Inc	2,023
1,042,918		Schlumberger Ltd	87,084
9,989	*	Scorpio Tankers, Inc	101
16,143		SEACOR Holdings, Inc	1,632
8,815	*	Seahawk Drilling, Inc	79
34,031		Ship Finance International Ltd	732
93,776		Southern Union Co	2,257
265,005	*	Southwestern Energy Co	9,919
492,423		Spectra Energy Corp	12,306
47,539		St. Mary Land & Exploration Co	2,801
36,323	*	Stone Energy Corp	810
93,049		Sunoco, Inc	3,751
59,956	*	Superior Energy Services	2,098
28,748	*	Swift Energy Co	1,125
49,984	*	Syntroleum Corp	92
12,756	*	T-3 Energy Services, Inc	508
32,878		Teekay Corp	1,088
20,361		Teekay Tankers Ltd (Class A)	251
23,351	*	Tesco Corp	371
108,582		Tesoro Corp	2,013
52,437	*	Tetra Technologies, Inc	622
40,104		Tidewater, Inc	2,159
113,201	*	TransAtlantic Petroleum Ltd	377
116,837	*	Ultra Petroleum Corp	5,581
10,127	*	Union Drilling, Inc	74
29,837	*	Unit Corp	1,387

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,523	*	Uranium Energy Corp	$462
93,574	*	USEC, Inc	563
48,465		Vaalco Energy, Inc	347
431,612		Valero Energy Corp	9,979
94,150	*	Vantage Drilling Co	191
15,433	*	Venoco, Inc	285
26,733		W&T Offshore, Inc	478
67,894	*	Warren Resources, Inc	307
566,588	*	Weatherford International Ltd	12,918
34,300	*	Western Refining, Inc	363
44,695	*	Whiting Petroleum Corp	5,238
30,921	*	Willbros Group, Inc	304
446,475		Williams Cos, Inc	11,037
52,476		World Fuel Services Corp	1,898

		TOTAL ENERGY	1,221,209

FOOD & STAPLES RETAILING - 2.0%
13,080		Andersons, Inc	475
837		Arden Group, Inc (Class A)	69
39,270	*	BJ’s Wholesale Club, Inc	1,881
29,235		Casey’s General Stores, Inc	1,243
336,225		Costco Wholesale Corp	24,279
1,039,304		CVS Corp	36,137
11,500	*	Fresh Market, Inc	474
8,163		Ingles Markets, Inc (Class A)	157
490,217		Kroger Co	10,961
10,977		Nash Finch Co	467
16,292	*	Pantry, Inc	324
12,039		Pricesmart, Inc	458
445,462	*	Rite Aid Corp	393
33,448		Ruddick Corp	1,232
295,728		Safeway, Inc	6,651
18,527		Spartan Stores, Inc	314
165,275		Supervalu, Inc	1,592
5,570	*	Susser Holdings Corp	77
450,553		Sysco Corp	13,246
33,743	*	United Natural Foods, Inc	1,238
4,652		Village Super Market (Class A)	154
706,440		Walgreen Co	27,523
1,483,480		Wal-Mart Stores, Inc	80,003
8,834		Weis Markets, Inc	356
106,647	*	Whole Foods Market, Inc	5,395
41,829	*	Winn-Dixie Stores, Inc	300

		TOTAL FOOD & STAPLES RETAILING	215,399

FOOD, BEVERAGE & TOBACCO - 4.9%
2,319		Alico, Inc	55
68,179	*	Alliance One International, Inc	289
1,589,700		Altria Group, Inc	39,139
489,705		Archer Daniels Midland Co	14,731
37,577		B&G Foods, Inc (Class A)	516
6,724	*	Boston Beer Co, Inc (Class A)	639

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

80,902		Brown-Forman Corp (Class B)	$5,632
110,812		Bunge Ltd	7,260
7,129		Calavo Growers, Inc	164
10,929	b	Cal-Maine Foods, Inc	345
142,333		Campbell Soup Co	4,946
53,541	*	Central European Distribution Corp	1,226
31,603	*	Chiquita Brands International, Inc	443
4,202		Coca-Cola Bottling Co Consolidated	234
1,607,968		Coca-Cola Co	105,755
254,453		Coca-Cola Enterprises, Inc	6,369
340,265		ConAgra Foods, Inc	7,683
141,361	*	Constellation Brands, Inc (Class A)	3,131
57,268		Corn Products International, Inc	2,634
60,640	*	Darling International, Inc	805
140,023	*	Dean Foods Co	1,238
151,457		Del Monte Foods Co	2,847
16,103		Diamond Foods, Inc	856
27,600	*	Dole Food Co, Inc	373
173,310		Dr Pepper Snapple Group, Inc	6,094
5,320		Farmer Bros Co	95
55,545		Flowers Foods, Inc	1,495
31,042		Fresh Del Monte Produce, Inc	774
505,964		General Mills, Inc	18,008
85,098	*	Green Mountain Coffee Roasters, Inc	2,796
2,482		Griffin Land & Nurseries, Inc (Class A)	80
242,387		H.J. Heinz Co	11,989
29,988	*	Hain Celestial Group, Inc	811
51,477	*	Hansen Natural Corp	2,691
7,067	*	Harbinger Group, Inc	44
60,592	*	Heckmann Corp	305
116,903		Hershey Co	5,512
51,990		Hormel Foods Corp	2,665
8,158		Imperial Sugar Co	109
11,326		J&J Snack Foods Corp	546
90,461		J.M. Smucker Co	5,939
5,934	*	John B. Sanfilippo & Son, Inc	74
197,923		Kellogg Co	10,111
1,224,979		Kraft Foods, Inc (Class A)	38,600
13,818		Lancaster Colony Corp	790
22,384		Lance, Inc	525
3,603	*	Lifeway Foods, Inc	34
6,464		Limoneira Co	186
116,784		Lorillard, Inc	9,583
100,017		McCormick & Co, Inc	4,654
156,241		Mead Johnson Nutrition Co	9,727
9,066		Mgp Ingredients, Inc	100
99,912		Molson Coors Brewing Co (Class B)	5,015
5,604		National Beverage Corp	74
1,231,103		PepsiCo, Inc	80,428
1,413,709		Philip Morris International, Inc	82,745
37,600	*	Pilgrim’s Pride Corp	267
42,412	*	Ralcorp Holdings, Inc	2,757

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

255,856		Reynolds American, Inc	$8,346
17,484		Sanderson Farms, Inc	684
504,203		Sara Lee Corp	8,829
7,792	*	Seneca Foods Corp	210
53,670	*	Smart Balance, Inc	232
102,827	*	Smithfield Foods, Inc	2,121
63,050	*	Star Scientific, Inc	123
14,223	*	Synutra International, Inc	191
20,485		Tootsie Roll Industries, Inc	593
26,938	*	TreeHouse Foods, Inc	1,376
230,318		Tyson Foods, Inc (Class A)	3,966
18,707		Universal Corp	761
33,438		Vector Group Ltd	579

		TOTAL FOOD, BEVERAGE & TOBACCO	540,944

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
15,924	*	Abaxis, Inc	428
27,756	*	Abiomed, Inc	267
9,173	*	Accretive Health, Inc	149
38,943	*	Accuray, Inc	263
309,598		Aetna, Inc	9,446
265,746	*	Agilent Technologies, Inc	11,010
7,464	*	Air Methods Corp	420
53,512		Alcon, Inc	8,744
47,580	*	Align Technology, Inc	930
4,887	*	Alimera Sciences, Inc	51
18,580	*	Alliance Imaging, Inc	79
34,529	*	Allied Healthcare International, Inc	87
88,579	*	Allscripts Healthcare Solutions, Inc	1,707
7,268	*	Almost Family, Inc	279
39,818	*	Alphatec Holdings, Inc	108
21,596	*	Amedisys, Inc	723
6,404		America Service Group, Inc	97
9,851	*	American Dental Partners, Inc	133
59,514	*	American Medical Systems Holdings, Inc	1,122
37,665	*	AMERIGROUP Corp	1,654
215,429		AmerisourceBergen Corp	7,350
23,326	*	AMN Healthcare Services, Inc	143
25,648	*	Amsurg Corp	537
10,953		Analogic Corp	542
18,523	*	Angiodynamics, Inc	285
54,175	*	Antares Pharma, Inc	92
20,843	*	Arthrocare Corp	647
8,583	*	Assisted Living Concepts, Inc (A Shares)	279
25,682	*	athenahealth, Inc	1,052
1,039		Atrion Corp	186
72,280		Bard (C.R.), Inc	6,633
454,946		Baxter International, Inc	23,028
52,670		Beckman Coulter, Inc	3,962
177,892		Becton Dickinson & Co	15,035
18,346	*	Bio-Reference Labs, Inc	407
31,488	*	BioScrip, Inc	165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

1,156,207	*	Boston Scientific Corp	$8,752
65,604	*	Brookdale Senior Living, Inc	1,405
12,419		Cantel Medical Corp	291
15,384	*	Capital Senior Living Corp	103
277,015		Cardinal Health, Inc	10,612
18,454	*	CardioNet, Inc	86
139,222	*	CareFusion Corp	3,578
27,814	*	Catalyst Health Solutions, Inc	1,293
39,667	*	Centene Corp	1,005
52,598	*	Cerner Corp	4,984
28,816	*	Cerus Corp	71
18,052		Chemed Corp	1,146
8,056	*	Chindex International, Inc	133
210,788		Cigna Corp	7,727
72,212	*	Community Health Systems, Inc	2,699
9,637		Computer Programs & Systems, Inc	451
25,681	*	Conceptus, Inc	354
22,053	*	Conmed Corp	583
23,514	*	Continucare Corp	110
34,815		Cooper Cos, Inc	1,961
6,016	*	Corvel Corp	291
114,216	*	Coventry Health Care, Inc	3,015
381,890		Covidien plc	17,437
22,090	*	Cross Country Healthcare, Inc	187
27,223	*	CryoLife, Inc	148
10,023	*	Cutera, Inc	83
19,734	*	Cyberonics, Inc	612
5,493	*	Cynosure, Inc (Class A)	56
75,184	*	DaVita, Inc	5,225
49,659	*	Delcath Systems, Inc	487
110,654		Dentsply International, Inc	3,781
45,477	*	DexCom, Inc	621
7,198	*	DynaVox, Inc	37
85,850	*	Edwards Lifesciences Corp	6,940
28,435	*	Electro-Optical Sciences, Inc	95
21,300	*	Emdeon, Inc	288
22,414	*	Emergency Medical Services Corp (Class A)	1,448
14,234	*	Emeritus Corp	281
34,017	*	Endologix, Inc	243
10,891		Ensign Group, Inc	271
4,898	*	Exactech, Inc	92
9,000	*	EXamWorks, Inc	166
419,847	*	Express Scripts, Inc	22,694
24,001	*	Five Star Quality Care, Inc	170
17,233	*	Genoptix, Inc	328
37,427	*	Gen-Probe, Inc	2,184
22,160	*	Gentiva Health Services, Inc	589
19,254	*	Greatbatch, Inc	465
18,549	*	Haemonetics Corp	1,172
22,869	*	Hanger Orthopedic Group, Inc	485
32,412	*	Hansen Medical, Inc	48
197,006	*	Health Management Associates, Inc (Class A)	1,879

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

76,650	*	Health Net, Inc	$2,092
71,500	*	Healthsouth Corp	1,481
44,595	*	Healthspring, Inc	1,183
28,116	*	Healthways, Inc	314
7,155	*	HeartWare International, Inc	627
69,402	*	Henry Schein, Inc	4,261
49,054		Hill-Rom Holdings, Inc	1,931
20,307	*	HMS Holdings Corp	1,315
200,085	*	Hologic, Inc	3,766
126,558	*	Hospira, Inc	7,048
129,512	*	Humana, Inc	7,089
9,095	*	ICU Medical, Inc	332
43,803	*	Idexx Laboratories, Inc	3,032
55,460	*	Immucor, Inc	1,100
27,569	*	Insulet Corp	427
16,250	*	Integra LifeSciences Holdings Corp	769
29,949	*	Intuitive Surgical, Inc	7,719
23,110		Invacare Corp	697
63,072	*	Inverness Medical Innovations, Inc	2,308
11,925	*	IPC The Hospitalist Co, Inc	465
12,955	*	IRIS International, Inc	133
8,260	*	Kensey Nash Corp	230
29,869	*	Kindred Healthcare, Inc	549
47,219	*	Kinetic Concepts, Inc	1,978
79,656	*	Laboratory Corp of America Holdings	7,003
8,629		Landauer, Inc	517
11,885	*	LCA-Vision, Inc	68
11,927	*	LHC Group, Inc	358
42,511	*	LifePoint Hospitals, Inc	1,562
74,282		Lincare Holdings, Inc	1,993
25,596	*	Magellan Health Services, Inc	1,210
17,643	*	MAKO Surgical Corp	269
38,810		Masimo Corp	1,128
195,278		McKesson Corp	13,744
33,286	*	MedAssets, Inc	672
11,469	*	Medcath Corp	160
331,036	*	Medco Health Solutions, Inc	20,284
9,627	*	Medical Action Industries, Inc	92
14,224	*	Medidata Solutions, Inc	340
8,997		MedQuist, Inc	78
841,214		Medtronic, Inc	31,200
38,200	*	Merge Healthcare, Inc	142
31,965		Meridian Bioscience, Inc	740
23,230	*	Merit Medical Systems, Inc	368
30,372	*	Metropolitan Health Networks, Inc	136
11,923	*	Molina Healthcare, Inc	332
9,533	*	MWI Veterinary Supply, Inc	602
6,756		National Healthcare Corp	313
19,956	*	Natus Medical, Inc	283
15,786	*	Neogen Corp	648
30,456	*	NuVasive, Inc	781
18,905	*	NxStage Medical, Inc	470

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

90,050		Omnicare, Inc	$2,286
24,067	*	Omnicell, Inc	348
30,922	*	OraSure Technologies, Inc	178
14,876	*	Orthofix International NV	431
57,344	*	Orthovita, Inc	115
48,567		Owens & Minor, Inc	1,429
12,302	*	Palomar Medical Technologies, Inc	175
79,206		Patterson Cos, Inc	2,426
7,345	*	PDI, Inc	77
35,963	*	Pediatrix Medical Group, Inc	2,420
23,814	*	PharMerica Corp	273
8,598	*	Providence Service Corp	138
41,924	*	PSS World Medical, Inc	947
15,188		Quality Systems, Inc	1,060
107,798		Quest Diagnostics, Inc	5,818
21,781	*	Quidel Corp	315
18,890	*	RehabCare Group, Inc	448
116,858	*	Resmed, Inc	4,048
7,581	*	Rochester Medical Corp	83
38,631	*	RTI Biologics, Inc	103
14,756	*	Rural	215
34,220	*	Select Medical Holdings Corp	250
25,744	*	Sirona Dental Systems, Inc	1,076
15,881	*	Skilled Healthcare Group, Inc (Class A)	143
44,003	*	Solta Medical, Inc	134
12,040	*	SonoSite, Inc	380
21,581	*	Spectranetics Corp	111
251,095	*	St. Jude Medical, Inc	10,734
26,141	*	Staar Surgical Co	159
16,786	*	Stereotaxis, Inc	64
45,845		STERIS Corp	1,672
241,276		Stryker Corp	12,957
19,029	*	Sun Healthcare Group, Inc	241
54,889	*	Sunrise Senior Living, Inc	299
13,627	*	SurModics, Inc	162
47,188	*	SXC Health Solutions Corp	2,022
32,497	*	Symmetry Medical, Inc	301
27,911	*	Syneron Medical Ltd	284
9,221	*	Synovis Life Technologies, Inc	149
11,500	*	Team Health Holdings, Inc	179
30,710		Teleflex, Inc	1,653
367,275	*	Tenet Healthcare Corp	2,457
43,318	*	Thoratec Corp	1,227
29,444	*	TomoTherapy, Inc	106
4,824	*	Transcend Services, Inc	95
14,800	*	Triple-S Management Corp (Class B)	282
37,485	*	Unilife Corp	199
867,689		UnitedHealth Group, Inc	31,333
23,233		Universal American Financial Corp	475
69,358		Universal Health Services, Inc (Class B)	3,012
8,422	*	US Physical Therapy, Inc	167
93,804	*	Varian Medical Systems, Inc	6,499

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,709	*	Vascular Solutions, Inc	$149
66,310	*	VCA Antech, Inc	1,544
11,927	*	Vital Images, Inc	167
37,127	*	Volcano Corp	1,014
32,075	*	WellCare Health Plans, Inc	969
304,790	*	WellPoint, Inc	17,330
26,348		West Pharmaceutical Services, Inc	1,086
28,863	*	Wright Medical Group, Inc	448
4,290		Young Innovations, Inc	137
155,004	*	Zimmer Holdings, Inc	8,321
14,948	*	Zoll Medical Corp	557

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	487,418

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
65,375		Alberto-Culver Co	2,421
327,548		Avon Products, Inc	9,520
46,305	*	Central Garden and Pet Co (Class A)	457
53,334		Church & Dwight Co, Inc	3,681
107,510		Clorox Co	6,803
374,432		Colgate-Palmolive Co	30,093
17,426	*	Elizabeth Arden, Inc	401
54,076	*	Energizer Holdings, Inc	3,942
85,023		Estee Lauder Cos (Class A)	6,861
11,623		Female Health Co	66
46,184		Herbalife Ltd	3,158
9,091		Inter Parfums, Inc	171
316,062		Kimberly-Clark Corp	19,925
9,661	*	Medifast, Inc	279
5,868	*	Nature’s Sunshine Products, Inc	53
38,826		Nu Skin Enterprises, Inc (Class A)	1,175
8,067	*	Nutraceutical International Corp	114
3,981		Oil-Dri Corp of America	86
32,300	*	Prestige Brands Holdings, Inc	386
2,198,439		Procter & Gamble Co	141,425
9,587	*	Revlon, Inc (Class A)	94
9,325		Schiff Nutrition International, Inc	85
11,963	*	Spectrum Brands, Inc	373
6,878	*	USANA Health Sciences, Inc	299
11,564		WD-40 Co	466

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	232,334

INSURANCE - 3.9%
257,414		ACE Ltd	16,024
359,602		Aflac, Inc	20,291
4,869	*	Alleghany Corp	1,492
32,822		Allied World Assurance Co Holdings Ltd	1,951
409,110		Allstate Corp	13,042
46,461		American Equity Investment Life Holding Co	583
65,151		American Financial Group, Inc	2,104
93,396	*	American International Group, Inc	5,381
4,964		American National Insurance Co	425
7,468	*	American Safety Insurance Holdings Ltd	160

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,065	*	Amerisafe, Inc	$229
17,807		Amtrust Financial Services, Inc	312
249,787		AON Corp	11,493
37,879	*	Arch Capital Group Ltd	3,335
23,723		Argo Group International Holdings Ltd	888
79,596		Arthur J. Gallagher & Co	2,315
59,781		Aspen Insurance Holdings Ltd	1,711
86,328		Assurant, Inc	3,325
141,003		Assured Guaranty Ltd	2,496
91,618		Axis Capital Holdings Ltd	3,287
4,897		Baldwin & Lyons, Inc (Class B)	115
1,320,307	*	Berkshire Hathaway, Inc (Class B)	105,769
86,725		Brown & Brown, Inc	2,076
232,827		Chubb Corp	13,886
109,469		Cincinnati Financial Corp	3,469
32,879	*	Citizens, Inc (Class A)	245
19,762	*	CNA Financial Corp	535
16,018	*	CNA Surety Corp	379
177,105	*	Conseco, Inc	1,201
14,025	*	Crawford & Co (Class B)	48
36,264		Delphi Financial Group, Inc (Class A)	1,046
9,364		Donegal Group, Inc (Class A)	136
17,698	*	eHealth, Inc	251
4,503		EMC Insurance Group, Inc	102
34,055		Employers Holdings, Inc	595
35,363		Endurance Specialty Holdings Ltd	1,629
4,920	*	Enstar Group Ltd	416
22,958		Erie Indemnity Co (Class A)	1,503
44,269		Everest Re Group Ltd	3,755
9,829		FBL Financial Group, Inc (Class A)	282
178,542		Fidelity National Title Group, Inc (Class A)	2,442
77,697		First American Financial Corp	1,161
8,814		First Mercury Financial Corp	145
40,236		Flagstone Reinsurance Holdings Ltd	507
10,330	*	Fpic Insurance Group, Inc	382
371,348	*	Genworth Financial, Inc (Class A)	4,880
20,683	*	Greenlight Capital Re Ltd (Class A)	555
7,438	*	Hallmark Financial Services	68
32,699		Hanover Insurance Group, Inc	1,528
10,427		Harleysville Group, Inc	383
338,761		Hartford Financial Services Group, Inc	8,974
87,439		HCC Insurance Holdings, Inc	2,530
33,859	*	Hilltop Holdings, Inc	336
29,235		Horace Mann Educators Corp	527
10,619		Infinity Property & Casualty Corp	656
2,078		Kansas City Life Insurance Co	69
233,468		Lincoln National Corp	6,493
240,330		Loews Corp	9,351
34,934		Maiden Holdings Ltd	275
7,378	*	Markel Corp	2,790
411,379		Marsh & McLennan Cos, Inc	11,247
74,338		Max Capital Group Ltd	1,609

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

113,030	*	MBIA, Inc	$1,355
42,189		Meadowbrook Insurance Group, Inc	432
20,644		Mercury General Corp	888
497,559		Metlife, Inc	22,111
54,871		Montpelier Re Holdings Ltd	1,094
36,167	*	National Financial Partners Corp	485
9,917		National Interstate Corp	212
1,551		National Western Life Insurance Co (Class A)	259
8,494	*	Navigators Group, Inc	428
195,723		Old Republic International Corp	2,668
20,220		OneBeacon Insurance Group Ltd (Class A)	307
59,200		PartnerRe Ltd	4,757
98,653	*	Phoenix Cos, Inc	251
32,655		Platinum Underwriters Holdings Ltd	1,468
13,808		Presidential Life Corp	137
18,348		Primerica, Inc	445
244,384		Principal Financial Group	7,957
23,604	*	ProAssurance Corp	1,430
512,997		Progressive Corp	10,193
65,519		Protective Life Corp	1,745
355,512		Prudential Financial, Inc	20,871
56,415		Reinsurance Group of America, Inc (Class A)	3,030
41,793		RenaissanceRe Holdings Ltd	2,662
14,489		RLI Corp	762
11,015		Safety Insurance Group, Inc	524
14,868		SeaBright Insurance Holdings, Inc	137
40,400		Selective Insurance Group, Inc	733
35,995		Stancorp Financial Group, Inc	1,625
9,480		State Auto Financial Corp	165
12,744		Stewart Information Services Corp	147
25,000		Symetra Financial Corp	343
62,213		Torchmark Corp	3,717
31,231		Tower Group, Inc	799
47,478		Transatlantic Holdings, Inc	2,451
358,821		Travelers Cos, Inc	19,989
12,914	*	United America Indemnity Ltd	264
17,338		United Fire & Casualty Co	387
39,343		Unitrin, Inc	965
10,064		Universal Insurance Holdings, Inc	49
253,134		UnumProvident Corp	6,131
61,346		Validus Holdings Ltd	1,878
97,634		W.R. Berkley Corp	2,673
1,029		Wesco Financial Corp	379
5,696		White Mountains Insurance Group Ltd	1,912
246,530		XL Capital Ltd	5,379

		TOTAL INSURANCE	421,784

MATERIALS - 4.3%
24,943		A. Schulman, Inc	571
5,113	*	AEP Industries, Inc	133
161,270		Air Products & Chemicals, Inc	14,668
63,364		Airgas, Inc	3,958

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,358		AK Steel Holding Corp	$1,283
71,187		Albemarle Corp	3,971
783,333		Alcoa, Inc	12,055
75,995		Allegheny Technologies, Inc	4,193
57,287	*	Allied Nevada Gold Corp	1,507
18,209		AMCOL International Corp	564
18,079		American Vanguard Corp	154
52,265		Aptargroup, Inc	2,486
17,411		Arch Chemicals, Inc	660
60,252		Ashland, Inc	3,064
21,090		Balchem Corp	713
69,573		Ball Corp	4,735
81,337		Bemis Co, Inc	2,656
49,983		Boise, Inc	396
14,781	*	Brush Engineered Materials, Inc	571
26,323		Buckeye Technologies, Inc	553
50,868		Cabot Corp	1,915
45,612	*	Calgon Carbon Corp	690
41,898	*	Capital Gold Corp	212
34,840		Carpenter Technology Corp	1,402
11,808	*	Castle (A.M.) & Co	217
120,746		Celanese Corp (Series A)	4,971
49,500	*	Century Aluminum Co	769
54,360		CF Industries Holdings, Inc	7,347
8,801	*	Clearwater Paper Corp	689
103,149		Cleveland-Cliffs, Inc	8,047
69,583	*	Coeur d’Alene Mines Corp	1,901
86,134		Commercial Metals Co	1,429
25,270		Compass Minerals International, Inc	2,256
121,785	*	Crown Holdings, Inc	4,065
38,318		Cytec Industries, Inc	2,033
9,014		Deltic Timber Corp	508
32,513		Domtar Corporation	2,468
881,572		Dow Chemical Co	30,098
691,653		Du Pont (E.I.) de Nemours & Co	34,501
33,735		Eagle Materials, Inc	953
55,878		Eastman Chemical Co	4,698
178,172		Ecolab, Inc	8,983
66,070	*	Ferro Corp	967
54,712		FMC Corp	4,371
359,361		Freeport-McMoRan Copper & Gold, Inc (Class B)	43,157
84,902	*	General Moly, Inc	550
25,535	*	Georgia Gulf Corp	614
35,119		Glatfelter	431
47,286		Globe Specialty Metals, Inc	808
196,126	*	Golden Star Resources Ltd	900
13,000	*	Graham Packaging Co, Inc	170
86,187	*	Graphic Packaging Holding Co	335
26,849		Greif, Inc (Class A)	1,662
36,079		H.B. Fuller Co	740
6,809		Hawkins, Inc	302
9,402		Haynes International, Inc	393

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,162	*	Headwaters, Inc	$248
195,918	*	Hecla Mining Co	2,206
33,599	*	Horsehead Holding Corp	438
141,592		Huntsman Corp	2,210
16,427		Innophos Holdings, Inc	593
61,427		International Flavors & Fragrances, Inc	3,415
333,283		International Paper Co	9,080
33,342	*	Intrepid Potash, Inc	1,243
65,101	*	Jaguar Mining, Inc	464
11,905		Kaiser Aluminum Corp	596
25,561	*	Kapstone Paper and Packaging Corp	391
4,800		KMG Chemicals, Inc	80
16,539		Koppers Holdings, Inc	592
8,500	*	Kraton Polymers LLC	263
14,893	*	Landec Corp	89
91,007	*	Louisiana-Pacific Corp	861
16,187	*	LSB Industries, Inc	393
52,604		Lubrizol Corp	5,622
35,019		Martin Marietta Materials, Inc	3,230
131,629		MeadWestvaco Corp	3,443
8,652	*	Metals USA Holdings Corp	132
14,800		Minerals Technologies, Inc	968
19,600	*	Molycorp, Inc	978
416,069		Monsanto Co	28,976
120,499		Mosaic Co	9,201
23,791		Myers Industries, Inc	232
100,113		Nalco Holding Co	3,198
11,726		Neenah Paper, Inc	231
7,956		NewMarket Corp	982
363,189		Newmont Mining Corp	22,311
4,943		NL Industries, Inc	55
8,552	*	Noranda Aluminium Holding Corp	125
240,914		Nucor Corp	10,557
63,038		Olin Corp	1,294
9,331		Olympic Steel, Inc	268
23,303	*	OM Group, Inc	897
32,453	*	Omnova Solutions, Inc	271
127,123	*	Owens-Illinois, Inc	3,903
79,420		Packaging Corp of America	2,052
67,684	*	PolyOne Corp	845
126,907		PPG Industries, Inc	10,669
233,284		Praxair, Inc	22,272
7,327		Quaker Chemical Corp	305
55,860		Reliance Steel & Aluminum Co	2,854
28,937		Rock-Tenn Co (Class A)	1,561
40,015	*	Rockwood Holdings, Inc	1,565
39,244		Royal Gold, Inc	2,144
98,223		RPM International, Inc	2,171
23,200	*	RTI International Metals, Inc	626
16,575		Schnitzer Steel Industries, Inc (Class A)	1,100
14,072		Schweitzer-Mauduit International, Inc	885
34,625		Scotts Miracle-Gro Co (Class A)	1,758

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

123,206		Sealed Air Corp	$3,136
30,735	*	Senomyx, Inc	219
38,347		Sensient Technologies Corp	1,408
69,942		Sherwin-Williams Co	5,858
92,044		Sigma-Aldrich Corp	6,126
40,280		Silgan Holdings, Inc	1,442
93,627	*	Solutia, Inc	2,161
77,510		Sonoco Products Co	2,610
130,495		Southern Copper Corp (NY)	6,360
25,932	*	Spartech Corp	243
165,292		Steel Dynamics, Inc	3,025
5,500		Stepan Co	419
34,216	*	Stillwater Mining Co	731
21,697	*	STR Holdings, Inc	434
83,185		Temple-Inland, Inc	1,767
14,719		Texas Industries, Inc	674
6,142	*	Texas Petrochemicals, Inc	186
117,658	*	Thompson Creek Metals Co, Inc	1,732
65,998	*	Titanium Metals Corp	1,134
1,357	*	United States Lime & Minerals, Inc	57
108,604		United States Steel Corp	6,345
4,623	*	Universal Stainless & Alloy	145
21,458	*	US Energy Corp Wyoming	130
68,813	*	US Gold Corp	555
76,637		Valspar Corp	2,642
98,368		Vulcan Materials Co	4,364
40,449		Walter Energy, Inc	5,171
37,679		Wausau Paper Corp	324
15,532		Westlake Chemical Corp	675
46,555		Worthington Industries, Inc	857
54,089	*	WR Grace & Co	1,900
15,316		Zep, Inc	304
19,213	*	Zoltek Cos, Inc	222

		TOTAL MATERIALS	468,642

MEDIA - 3.0%
13,486	*	AH Belo Corp (Class A)	117
20,466		Arbitron, Inc	850
10,098	*	Ascent Media Corp (Series A)	391
10,405	*	Ballantyne Strong, Inc	81
72,008	*	Belo (A.H.) Corp (Class A)	510
179,035		Cablevision Systems Corp (Class A)	6,059
8,632	*	Carmike Cinemas, Inc	67
521,879		CBS Corp (Class B)	9,942
27,491	*	Central European Media Enterprises Ltd (Class A) Nasdaq	559
39,403		Cinemark Holdings, Inc	679
44,420	*	CKX, Inc	179
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	394
2,148,426		Comcast Corp (Class A)	47,202
13,062	*	Crown Media Holdings, Inc (Class A)	34
17,373	*	Cumulus Media, Inc (Class A)	75
38,457	*	Dex One Corp	287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

621,172	*	DIRECTV	$24,803
216,573	*	Discovery Communications, Inc (Class A)	9,031
150,884		DISH Network Corp (Class A)	2,966
55,399	*	DreamWorks Animation SKG, Inc (Class A)	1,633
18,269	*	Entercom Communications Corp (Class A)	212
38,482	*	Entravision Communications Corp (Class A)	99
21,197	*	EW Scripps Co (Class A)	215
5,404	*	Fisher Communications, Inc	118
184,081		Gannett Co, Inc	2,778
8,856	*	Global Sources Ltd	84
37,922	*	Gray Television, Inc	71
33,505		Harte-Hanks, Inc	428
376,254	*	Interpublic Group of Cos, Inc	3,996
33,375		John Wiley & Sons, Inc (Class A)	1,510
42,642	*	Journal Communications, Inc (Class A)	215
23,300	*	Knology, Inc	364
43,505	*	Lamar Advertising Co (Class A)	1,733
35,471	*	Lee Enterprises, Inc	87
180,524	*	Liberty Global, Inc (Class A)	6,387
56,043	*	Liberty Media Corp - Capital (Series A)	3,506
38,682	*	Liberty Media Corp - Starz	2,572
29,608	*	Lin TV Corp (Class A)	157
52,820	*	Lions Gate Entertainment Corp	344
108,249	*	Live Nation, Inc	1,236
14,920	*	Lodgenet Entertainment Corp	63
45,616	*	Madison Square Garden, Inc	1,176
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	130
51,376	*	McClatchy Co (Class A)	240
240,494		McGraw-Hill Cos, Inc	8,756
16,772	*	Media General, Inc (Class A)	97
36,987	*	Mediacom Communications Corp (Class A)	313
26,535		Meredith Corp	919
16,901		Morningstar, Inc	897
40,500		National CineMedia, Inc	806
104,815	*	New York Times Co (Class A)	1,027
1,743,736		News Corp (Class A)	25,389
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	47
234,585		Omnicom Group, Inc	10,744
11,051		Outdoor Channel Holdings, Inc	79
12,663	*	Playboy Enterprises, Inc (Class B)	66
31,380		Primedia, Inc	132
24,625	*	Radio One, Inc	28
3,854	*	ReachLocal, Inc	77
60,087		Regal Entertainment Group (Class A)	705
7,217	*	Rentrak Corp	218
22,736		Scholastic Corp	672
69,106		Scripps Networks Interactive (Class A)	3,576
34,573		Sinclair Broadcast Group, Inc (Class A)	283
2,914,689	*	Sirius XM Radio, Inc	4,780
10,001	*	SuperMedia, Inc	87
286,206		Thomson Corp	10,667
269,897		Time Warner Cable, Inc	17,821

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

870,042		Time Warner, Inc	$27,990
38,340	*	Valassis Communications, Inc	1,240
463,074		Viacom, Inc (Class B)	18,342
256,036		Virgin Media, Inc	6,974
1,495,715		Walt Disney Co	56,105
39,735	*	Warner Music Group Corp	224
4,250		Washington Post Co (Class B)	1,868
3,997	*	Westwood One, Inc	36
18,692		World Wrestling Entertainment, Inc (Class A)	266

		TOTAL MEDIA	334,811

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
1,178,349		Abbott Laboratories	56,455
38,595	*	Accelrys, Inc	320
29,951	*	Acorda Therapeutics, Inc	816
6,188	*	Acura Pharmaceuticals, Inc	20
14,564	*	Affymax, Inc	97
56,476	*	Affymetrix, Inc	284
31,521	*	Akorn, Inc	191
17,349	*	Albany Molecular Research, Inc	98
69,087	*	Alexion Pharmaceuticals, Inc	5,565
29,730	*	Alexza Pharmaceuticals, Inc	37
70,988	*	Alkermes, Inc	872
231,686		Allergan, Inc	15,910
63,430	*	Allos Therapeutics, Inc	292
27,380	*	Alnylam Pharmaceuticals, Inc	270
16,995	*	AMAG Pharmaceuticals, Inc	308
731,615	*	Amgen, Inc	40,165
110,387	*	Amylin Pharmaceuticals, Inc	1,624
12,961	*	Ardea Biosciences, Inc	337
86,496	*	Arena Pharmaceuticals, Inc	149
95,008	*	Ariad Pharmaceuticals, Inc	485
31,352	*	Arqule, Inc	184
33,623	*	Array Biopharma, Inc	101
33,391	*	Auxilium Pharmaceuticals, Inc	705
68,911	*	AVANIR Pharmaceuticals, Inc	281
6,772	*	AVEO Pharmaceuticals, Inc	99
59,505	*	AVI BioPharma, Inc	126
22,254	*	BioCryst Pharmaceuticals, Inc	115
7,894	*	Biodel, Inc	14
184,716	*	Biogen Idec, Inc	12,385
76,417	*	BioMarin Pharmaceuticals, Inc	2,058
8,360	*	BioMimetic Therapeutics, Inc	106
14,217	*	Bio-Rad Laboratories, Inc (Class A)	1,476
50,971	*	Biosante Pharmaceuticals, Inc	84
2,885	*	Biospecifics Technologies Corp	74
16,168	*	Biotime, Inc	135
19,314	*	BMP Sunstone Corp	191
1,313,307		Bristol-Myers Squibb Co	34,776
55,811	*	Bruker BioSciences Corp	926
17,732	*	Cadence Pharmaceuticals, Inc	134
34,601	*	Caliper Life Sciences, Inc	219

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,927	*	Cambrex Corp	$108
5,883	*	Caraco Pharmaceutical Laboratories Ltd	27
62,836	*	Celera Corp	396
352,878	*	Celgene Corp	20,869
24,391	*	Celldex Therapeutics, Inc	100
56,502	*	Cephalon, Inc	3,487
45,716	*	Cepheid, Inc	1,040
45,191	*	Charles River Laboratories International, Inc	1,606
14,400	*	Chelsea Therapeutics International, Inc	108
17,449	*	China Aoxing Pharmaceutical Co, Inc	49
7,443	*	Clinical Data, Inc	118
7,697	*	Codexis, Inc	82
51,595	*	Combinatorx, Inc	82
7,338	*	Compound partnering business	106
19,348	*	Corcept Therapeutics, Inc	75
5,072	*	Cornerstone Therapeutics, Inc	29
50,029	*	Covance, Inc	2,572
45,663	*	Cubist Pharmaceuticals, Inc	977
9,817	*	Cumberland Pharmaceuticals, Inc	59
47,886	*	Curis, Inc	95
35,559	*	Cypress Bioscience, Inc	230
33,643	*	Cytokinetics, Inc	70
30,280	*	Cytori Therapeutics, Inc	157
80,922	*	Cytrx	82
109,911	*	Dendreon Corp	3,838
56,725	*	Depomed, Inc	361
12,962	*	Dionex Corp	1,530
50,131	*	Durect Corp	173
69,074	*	Dyax Corp	148
55,178	*	Dynavax Technologies Corp	177
776,987		Eli Lilly & Co	27,226
12,093	*	Emergent Biosolutions, Inc	284
89,664	*	Endo Pharmaceuticals Holdings, Inc	3,202
18,855	*	Enzo Biochem, Inc	100
43,349	*	Enzon Pharmaceuticals, Inc	528
35,238	*	eResearch Technology, Inc	259
13,986	*	Eurand NV	165
27,087	*	Exact Sciences Corp	162
87,374	*	Exelixis, Inc	717
217,582	*	Forest Laboratories, Inc	6,958
11,423	*	Genomic Health, Inc	244
202,644	*	Genzyme Corp	14,428
88,925	*	Geron Corp	460
640,222	*	Gilead Sciences, Inc	23,202
59,871	*	Halozyme Therapeutics, Inc	474
6,140	*	Hi-Tech Pharmacal Co, Inc	153
144,582	*	Human Genome Sciences, Inc	3,454
27,652	*	Idenix Pharmaceuticals, Inc	139
93,920	*	Illumina, Inc	5,949
54,113	*	Immunogen, Inc	501
54,649	*	Immunomedics, Inc	196
46,831	*	Impax Laboratories, Inc	942

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,377	*	Incyte Corp	$1,116
14,237	*	Infinity Pharmaceuticals, Inc	84
36,185	*	Inhibitex, Inc	94
60,884	*	Inovio Biomedical Corp	70
47,438	*	Inspire Pharmaceuticals, Inc	398
37,610	*	InterMune, Inc	1,369
14,813	*	Ironwood Pharmaceuticals, Inc	153
74,058	*	Isis Pharmaceuticals, Inc	749
12,001	*	Jazz Pharmaceuticals, Inc	236
2,105,454		Johnson & Johnson	130,223
10,294	*	Kendle International, Inc	112
39,709	*	Keryx Biopharmaceuticals, Inc	182
190,295	*	King Pharmaceuticals, Inc	2,674
7,363	*	Lannett Co, Inc	41
154,334	*	Lexicon Pharmaceuticals, Inc	222
138,630	*	Life Technologies Corp	7,694
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	130
31,134	*	Luminex Corp	569
55,893	*	MannKind Corp	450
10,443	*	MAP Pharmaceuticals, Inc	175
25,699	*	Martek Biosciences Corp	804
16,427		Maxygen, Inc	65
41,466	*	Medicines Co	586
45,638		Medicis Pharmaceutical Corp (Class A)	1,223
28,163	*	Medivation, Inc	427
2,380,354		Merck & Co, Inc	85,789
17,882	*	Metabolix, Inc	218
25,184	*	Mettler-Toledo International, Inc	3,808
60,776	*	Micromet, Inc	494
34,069	*	Momenta Pharmaceuticals, Inc	510
332,723	*	Mylan Laboratories, Inc	7,030
72,298	*	Myriad Genetics, Inc	1,651
40,164	*	Nabi Biopharmaceuticals	233
8,950	*	Nanosphere, Inc	39
76,148	*	Nektar Therapeutics	979
19,348	*	Neostem, Inc	27
33,107	*	Neuralstem, Inc	70
37,513	*	Neurocrine Biosciences, Inc	287
7,464	*	NeurogesX, Inc	47
69,550	*	Novavax, Inc	169
45,495	*	NPS Pharmaceuticals, Inc	359
15,169	*	Nymox Pharmaceutical Corp	107
12,855	*	Obagi Medical Products, Inc	148
13,807	*	Omeros Corp	114
48,332	*	Onyx Pharmaceuticals, Inc	1,782
69,903	*	Opko Health, Inc	257
22,266	*	Optimer Pharmaceuticals, Inc	252
23,670	*	Orexigen Therapeutics, Inc	191
12,630	*	Osiris Therapeutics, Inc	98
11,600	*	Pacific Biosciences of California, Inc	185
24,948		Pain Therapeutics, Inc	168
26,028	*	Par Pharmaceutical Cos, Inc	1,002

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

46,868	*	Parexel International Corp	$995
115,867		PDL BioPharma, Inc	722
39,629	*	Peregrine Pharmaceuticals, Inc	91
89,639		PerkinElmer, Inc	2,314
61,547		Perrigo Co	3,898
6,157,268		Pfizer, Inc	107,815
81,377		Pharmaceutical Product Development, Inc	2,209
28,599	*	Pharmacyclics, Inc	174
22,523	*	Pharmasset, Inc	978
15,548	*	Pozen, Inc	103
15,641	*	Progenics Pharmaceuticals, Inc	85
26,244	*	Pure Bioscience	58
45,923	*	Questcor Pharmaceuticals, Inc	676
54,116	*	Regeneron Pharmaceuticals, Inc	1,777
38,564	*	Rigel Pharmaceuticals, Inc	290
43,161	*	Salix Pharmaceuticals Ltd	2,027
32,625	*	Sangamo Biosciences, Inc	217
40,020	*	Santarus, Inc	131
60,281	*	Savient Pharmaceuticals, Inc	672
28,586	*	Sciclone Pharmaceuticals, Inc	119
64,120	*	Seattle Genetics, Inc	959
81,143	*	Sequenom, Inc	651
19,701	*	SIGA Technologies, Inc	276
22,720	*	Somaxon Pharmaceuticals, Inc	72
47,540	*	Spectrum Pharmaceuticals, Inc	327
77,753	*	StemCells, Inc	84
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	24
44,629	*	SuperGen, Inc	117
11,524	*	Synta Pharmaceuticals Corp	71
38,600	*	Talecris Biotherapeutics Holdings Corp	899
18,344	*	Targacept, Inc	486
28,421		Techne Corp	1,866
47,348	*	Theravance, Inc	1,187
312,461	*	Thermo Electron Corp	17,298
38,302	*	United Therapeutics Corp	2,421
26,661	*	Vanda Pharmaceuticals, Inc	252
159,837	*	Vertex Pharmaceuticals, Inc	5,599
44,579	*	Vical, Inc	90
60,661	*	Viropharma, Inc	1,051
62,291	*	Vivus, Inc	584
69,342		Warner Chilcott plc	1,564
70,448	*	Waters Corp	5,475
85,803	*	Watson Pharmaceuticals, Inc	4,432
22,676	*	Xenoport, Inc	193
38,472	*	ZIOPHARM Oncology, Inc	179

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	734,346

REAL ESTATE - 2.6%
30,272		Acadia Realty Trust	552
5,860		Agree Realty Corp	153
1,423		Alexander’s, Inc	587
41,774		Alexandria Real Estate Equities, Inc	3,060

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

129,655		AMB Property Corp	$4,111
49,786		American Campus Communities, Inc	1,581
38,512		American Capital Agency Corp	1,107
470,783		Annaly Mortgage Management, Inc	8,436
87,436		Anworth Mortgage Asset Corp	612
90,448		Apartment Investment & Management Co (Class A)	2,337
13,700		Apollo Commercial Real Estate Finance, Inc	224
34,038	*	Ashford Hospitality Trust, Inc	328
38,683		Associated Estates Realty Corp	591
63,799		AvalonBay Communities, Inc	7,181
7,072	*	Avatar Holdings, Inc	140
99,986		BioMed Realty Trust, Inc	1,865
106,071		Boston Properties, Inc	9,132
101,192		Brandywine Realty Trust	1,179
49,261		BRE Properties, Inc (Class A)	2,143
50,873		Camden Property Trust	2,746
23,300		Campus Crest Communities, Inc	327
54,804		Capital Lease Funding, Inc	319
53,838		Capstead Mortgage Corp	678
216,135	*	CB Richard Ellis Group, Inc (Class A)	4,425
106,965		CBL & Associates Properties, Inc	1,872
41,738		Cedar Shopping Centers, Inc	263
6,764		Chatham Lodging Trust	117
5,500		Chesapeake Lodging Trust	103
757,920		Chimera Investment Corp	3,115
39,627		Cogdell Spencer, Inc	230
53,928		Colonial Properties Trust	973
11,100		Colony Financial, Inc	222
4,977		Consolidated-Tomoka Land Co	144
15,000		Coresite Realty	205
51,077		Corporate Office Properties Trust	1,785
67,154		Cousins Properties, Inc	560
10,600		CreXus Investment Corp	139
24,156		Cypress Sharpridge Investments, Inc	312
158,800		DCT Industrial Trust, Inc	843
153,986		Developers Diversified Realty Corp	2,170
116,611		DiamondRock Hospitality Co	1,399
66,471		Digital Realty Trust, Inc	3,426
94,119		Douglas Emmett, Inc	1,562
192,154		Duke Realty Corp	2,394
31,857		DuPont Fabros Technology, Inc	678
11,587		Dynex Capital, Inc	127
20,779		EastGroup Properties, Inc	879
43,827		Education Realty Trust, Inc	341
35,904		Entertainment Properties Trust	1,661
19,332		Equity Lifestyle Properties, Inc	1,081
26,061		Equity One, Inc	474
216,420		Equity Residential	11,242
23,054		Essex Property Trust, Inc	2,633
11,724		Excel Trust, Inc	142
64,214		Extra Space Storage, Inc	1,117
46,343		Federal Realty Investment Trust	3,612

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

74,227	*	FelCor Lodging Trust, Inc	$523
51,100	*	First Industrial Realty Trust, Inc	448
32,992		First Potomac Realty Trust	555
97,002	*	Forest City Enterprises, Inc (Class A)	1,619
29,389	*	Forestar Real Estate Group, Inc	567
56,329		Franklin Street Properties Corp	803
280,410	b	General Growth Properties, Inc	4,341
14,898		Getty Realty Corp	466
6,667		Gladstone Commercial Corp	126
73,526		Glimcher Realty Trust	618
20,981		Government Properties Income Trust	562
35,236		Hatteras Financial Corp	1,067
236,882		HCP, Inc	8,714
112,007		Health Care REIT, Inc	5,336
48,074		Healthcare Realty Trust, Inc	1,018
89,483		Hersha Hospitality Trust	591
54,288		Highwoods Properties, Inc	1,729
30,266		Home Properties, Inc	1,679
94,278		Hospitality Properties Trust	2,172
502,942		Host Marriott Corp	8,987
22,425	*	Howard Hughes Corp	1,220
49,494		HRPT Properties Trust	1,263
7,900		Hudson Pacific Properties	119
53,550		Inland Real Estate Corp	471
30,500		Invesco Mortgage Capital, Inc	666
61,579		Investors Real Estate Trust	552
98,938	*	iStar Financial, Inc	774
32,173		Jones Lang LaSalle, Inc	2,700
16,390	*	Kennedy-Wilson Holdings, Inc	164
41,516		Kilroy Realty Corp	1,514
312,567		Kimco Realty Corp	5,639
35,097		Kite Realty Group Trust	190
52,068		LaSalle Hotel Properties	1,375
76,013		Lexington Corporate Properties Trust	604
85,677		Liberty Property Trust	2,735
21,755		LTC Properties, Inc	611
100,140		Macerich Co	4,744
59,666		Mack-Cali Realty Corp	1,973
37,179	*	Maguire Properties, Inc	102
86,187		Medical Properties Trust, Inc	933
204,955		MFA Mortgage Investments, Inc	1,672
23,305		Mid-America Apartment Communities, Inc	1,480
14,218		Mission West Properties, Inc	95
20,723		Monmouth Real Estate Investment Corp (Class A)	176
18,385		National Health Investors, Inc	828
64,357		National Retail Properties, Inc	1,705
92,291		Nationwide Health Properties, Inc	3,358
47,279	*	Newcastle Investment Corp	317
63,283		NorthStar Realty Finance Corp	301
32,022		NRDC Acquisition Corp	317
70,665		Omega Healthcare Investors, Inc	1,586
6,398		One Liberty Properties, Inc	107

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,523		Parkway Properties, Inc	$289
26,100		Pebblebrook Hotel Trust	530
46,426		Pennsylvania Real Estate Investment Trust	675
11,300		Pennymac Mortgage Investment Trust	205
40,500		Piedmont Office Realty Trust, Inc	816
123,433		Plum Creek Timber Co, Inc	4,623
36,066		Post Properties, Inc	1,309
30,874		Potlatch Corp	1,005
435,387		Prologis	6,287
13,782		PS Business Parks, Inc	768
106,768		Public Storage, Inc	10,827
84,870	*	RAIT Investment Trust	186
29,459		Ramco-Gershenson Properties	367
59,687		Rayonier, Inc	3,135
90,237		Realty Income Corp	3,086
59,452		Redwood Trust, Inc	888
61,243		Regency Centers Corp	2,587
32,667		Resource Capital Corp	241
19,029		Sabra Healthcare REIT, Inc	350
4,382		Saul Centers, Inc	207
108,382		Senior Housing Properties Trust	2,378
223,537		Simon Property Group, Inc	22,239
60,155		SL Green Realty Corp	4,061
21,282		Sovran Self Storage, Inc	783
69,749	*	St. Joe Co	1,524
36,500		Starwood Property Trust, Inc	784
118,688	*	Strategic Hotels & Resorts, Inc	628
14,717		Sun Communities, Inc	490
89,758	*	Sunstone Hotel Investors, Inc	927
31,091		Tanger Factory Outlet Centers, Inc	1,592
42,522		Taubman Centers, Inc	2,147
11,747	*	Tejon Ranch Co	324
6,500	*	Terreno Realty Corp	117
26,189	*	Thomas Properties Group, Inc	111
19,797		Two Harbors Investment Corp	194
138,969		UDR, Inc	3,269
6,794		UMH Properties, Inc	69
10,285		Universal Health Realty Income Trust	376
19,529		Urstadt Biddle Properties, Inc (Class A)	380
72,463		U-Store-It Trust	691
120,079		Ventas, Inc	6,302
123,063		Vornado Realty Trust	10,254
23,146		Walter Investment Management Corp	415
45,489		Washington Real Estate Investment Trust	1,410
88,505		Weingarten Realty Investors	2,103
409,459		Weyerhaeuser Co	7,751
16,316		Winthrop Realty Trust	209

		TOTAL REAL ESTATE	291,756

RETAILING - 3.7%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	40
34,292	*	99 Cents Only Stores	547

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,065		Abercrombie & Fitch Co (Class A)	$3,923
66,226		Advance Auto Parts, Inc	4,381
72,957	*	Aeropostale, Inc	1,798
267,127	*	Amazon.com, Inc	48,082
149,222		American Eagle Outfitters, Inc	2,183
6,968	*	America’s Car-Mart, Inc	189
42,913	*	AnnTaylor Stores Corp	1,175
19,614	*	Asbury Automotive Group, Inc	362
10,900	*	Audiovox Corp (Class A)	94
50,389	*	Autonation, Inc	1,421
20,083	*	Autozone, Inc	5,474
28,636		Barnes & Noble, Inc	405
23,033		Bebe Stores, Inc	137
200,871	*	Bed Bath & Beyond, Inc	9,873
247,752		Best Buy Co, Inc	8,495
15,894		Big 5 Sporting Goods Corp	243
57,683	*	Big Lots, Inc	1,757
8,566	*	Blue Nile, Inc	489
9,116	*	Bon-Ton Stores, Inc/the	115
5,600		Books-A-Million, Inc	32
41,091	*	Borders Group, Inc	37
32,106		Brown Shoe Co, Inc	447
19,480		Buckle, Inc	736
10,668	*	Build-A-Bear Workshop, Inc	82
30,566	*	Cabela’s, Inc	665
173,107	*	Carmax, Inc	5,519
32,976	*	Casual Male Retail Group, Inc	156
21,208		Cato Corp (Class A)	581
84,814	*	Charming Shoppes, Inc	301
136,751		Chico’s FAS, Inc	1,645
20,820	*	Children’s Place Retail Stores, Inc	1,034
27,159		Christopher & Banks Corp	167
12,866	*	Citi Trends, Inc	316
46,768	*	Coldwater Creek, Inc	148
48,995	*	Collective Brands, Inc	1,034
12,208	*	Conn’s, Inc	57
8,334	*	Core-Mark Holding Co, Inc	297
3,762	*	Destination Maternity Corp	143
67,126	*	Dick’s Sporting Goods, Inc	2,517
35,338		Dillard’s, Inc (Class A)	1,341
52,512	*	Dollar General Corp	1,611
96,091	*	Dollar Tree, Inc	5,389
45,763	*	Dress Barn, Inc	1,209
61,220	*	Drugstore.Com	135
12,248	*	DSW, Inc (Class A)	479
158,241		Expedia, Inc	3,970
12,097		Express Parent LLC	227
96,798		Family Dollar Stores, Inc	4,812
39,004		Finish Line, Inc (Class A)	670
119,112		Foot Locker, Inc	2,337
29,664		Fred’s, Inc (Class A)	408
11,202		Gaiam, Inc (Class A)	86

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

117,815	*	GameStop Corp (Class A)	$2,696
324,261		Gap, Inc	7,179
18,687	*	Genesco, Inc	701
120,655		Genuine Parts Co	6,194
17,217		Group 1 Automotive, Inc	719
47,951		Guess ?, Inc	2,269
16,062		Haverty Furniture Cos, Inc	208
9,008	*	hhgregg, Inc	189
20,590	*	Hibbett Sports, Inc	760
1,293,091		Home Depot, Inc	45,337
36,184		Hot Topic, Inc	227
30,139	*	HSN, Inc	923
41,094	*	J Crew Group, Inc	1,773
179,300		JC Penney Co, Inc	5,793
20,233	*	Jo-Ann Stores, Inc	1,218
19,864	*	JOS A Bank Clothiers, Inc	801
13,001	*	Kirkland’s, Inc	182
235,033	*	Kohl’s Corp	12,771
460,658	*	Liberty Media Holding Corp (Interactive A)	7,265
206,045		Limited Brands, Inc	6,332
20,412		Lithia Motors, Inc (Class A)	292
110,420	*	LKQ Corp	2,509
1,101,080		Lowe’s Cos, Inc	27,616
16,815	*	Lumber Liquidators, Inc	419
321,128		Macy’s, Inc	8,125
16,477	*	MarineMax, Inc	154
40,609		Men’s Wearhouse, Inc	1,014
10,010	*	Midas, Inc	81
22,581		Monro Muffler, Inc	781
30,779	*	NetFlix, Inc	5,408
15,006	*	New York & Co, Inc	66
127,077		Nordstrom, Inc	5,386
20,499		Nutri/System, Inc	431
212,310	*	Office Depot, Inc	1,146
64,982	*	OfficeMax, Inc	1,150
23,547	*	Orbitz Worldwide, Inc	132
106,456	*	O’Reilly Automotive, Inc	6,432
11,517	*	Overstock.com, Inc	190
47,625	*	Pacific Sunwear Of California, Inc	258
30,900	*	Penske Auto Group, Inc	538
37,199		PEP Boys - Manny Moe & Jack	500
17,550		PetMed Express, Inc	313
91,350		Petsmart, Inc	3,638
81,262	*	Pier 1 Imports, Inc	853
36,177	*	Priceline.com, Inc	14,455
86,926		RadioShack Corp	1,607
50,902		Rent-A-Center, Inc	1,643
17,729	*	Retail Ventures, Inc	289
94,342		Ross Stores, Inc	5,967
11,225	*	Rue21, Inc	329
102,354	*	Saks, Inc	1,095
76,850	*	Sally Beauty Holdings, Inc	1,117

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,032	*	Sears Holdings Corp	$2,584
46,381	*	Select Comfort Corp	423
5,056	*	Shoe Carnival, Inc	137
19,739	*	Shutterfly, Inc	691
65,800	*	Signet Jewelers Ltd	2,856
27,187		Sonic Automotive, Inc (Class A)	360
30,798		Stage Stores, Inc	534
558,736		Staples, Inc	12,722
17,973		Stein Mart, Inc	166
9,938		Systemax, Inc	140
54,244	*	Talbots, Inc	462
562,444		Target Corp	33,819
97,585		Tiffany & Co	6,077
310,597		TJX Companies, Inc	13,787
56,006		Tractor Supply Co	2,716
21,617	*	Tuesday Morning Corp	114
24,222	*	Ulta Salon Cosmetics & Fragrance, Inc	824
93,986	*	Urban Outfitters, Inc	3,366
9,604	*	US Auto Parts Network, Inc	81
10,000	*	Vitacost.com, Inc	57
12,284	*	Vitamin Shoppe, Inc	413
11,292	*	West Marine, Inc	119
73,584	*	Wet Seal, Inc (Class A)	272
72,475		Williams-Sonoma, Inc	2,587
1,945		Winmark Corp	65
13,544	*	Zumiez, Inc	364

		TOTAL RETAILING	412,978

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
25,828	*	Advanced Analogic Technologies, Inc	104
29,482	*	Advanced Energy Industries, Inc	402
460,514	*	Advanced Micro Devices, Inc	3,767
3,864	*	Alpha & Omega Semiconductor Lt	50
229,987		Altera Corp	8,183
86,945	*	Amkor Technology, Inc	643
47,982	*	Anadigics, Inc	333
226,902		Analog Devices, Inc	8,547
1,021,491		Applied Materials, Inc	14,352
51,846	*	Applied Micro Circuits Corp	554
52,890	*	Atheros Communications, Inc	1,900
351,660	*	Atmel Corp	4,332
24,963	*	ATMI, Inc	498
81,773		Avago Technologies Ltd	2,328
78,190	*	Axcelis Technologies, Inc	271
23,951	*	AXT, Inc	250
380,138		Broadcom Corp (Class A)	16,554
52,087	*	Brooks Automation, Inc	472
17,424	*	Cabot Microelectronics Corp	722
34,263	*	Cavium Networks, Inc	1,291
14,775	*	Ceva, Inc	303
50,384	*	Cirrus Logic, Inc	805
15,857		Cohu, Inc	263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,297	*	Conexant Systems, Inc	$100
81,881	*	Cree, Inc	5,395
21,225	*	Cymer, Inc	957
126,575	*	Cypress Semiconductor Corp	2,352
24,448	*	Diodes, Inc	660
21,955	*	DSP Group, Inc	179
35,344	*	Energy Conversion Devices, Inc	163
105,554	*	Entegris, Inc	788
49,743	*	Entropic Communications, Inc	601
143,685	*	Evergreen Solar, Inc	84
25,111	*	Exar Corp	175
95,996	*	Fairchild Semiconductor International, Inc	1,498
29,895	*	FEI Co	790
42,065	*	First Solar, Inc	5,474
38,173	*	Formfactor, Inc	339
24,625	*	FSI International, Inc	109
13,134	*	GSI Technology, Inc	106
49,455	*	GT Solar International, Inc	451
19,674	*	Hittite Microwave Corp	1,201
124,419	*	Integrated Device Technology, Inc	829
19,660	*	Integrated Silicon Solution, Inc	158
4,247,251		Intel Corp	89,319
54,670	*	International Rectifier Corp	1,623
94,162		Intersil Corp (Class A)	1,438
16,725	*	IXYS Corp	194
128,412		Kla-Tencor Corp	4,962
50,517	*	Kopin Corp	210
53,200	*	Kulicke & Soffa Industries, Inc	383
95,532	*	Lam Research Corp	4,947
81,127	*	Lattice Semiconductor Corp	492
172,947		Linear Technology Corp	5,982
504,520	*	LSI Logic Corp	3,022
37,527	*	LTX-Credence Corp	278
412,616	*	Marvell Technology Group Ltd	7,654
39,119	*	Mattson Technology, Inc	117
233,408		Maxim Integrated Products, Inc	5,513
5,588	*	MaxLinear, Inc	60
172,909	*	MEMC Electronic Materials, Inc	1,947
40,439		Micrel, Inc	525
142,077		Microchip Technology, Inc	4,860
650,730	*	Micron Technology, Inc	5,219
62,654	*	Microsemi Corp	1,435
24,281	*	Mindspeed Technologies, Inc	148
33,720	*	MIPS Technologies, Inc	511
38,788	*	MKS Instruments, Inc	950
28,410	*	Monolithic Power Systems, Inc	469
20,301	*	MoSys, Inc	116
13,765	*	Nanometrics, Inc	177
183,833		National Semiconductor Corp	2,530
47,835	*	Netlogic Microsystems, Inc	1,502
70,808	*	Novellus Systems, Inc	2,289
3,184	*	NVE Corp	184

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

436,646	*	Nvidia Corp	$6,724
39,050	*	Omnivision Technologies, Inc	1,156
334,921	*	ON Semiconductor Corp	3,309
17,237	*	PDF Solutions, Inc	83
19,298	*	Pericom Semiconductor Corp	212
39,345	*	Photronics, Inc	233
26,715	*	PLX Technology, Inc	96
173,538	*	PMC - Sierra, Inc	1,491
20,115		Power Integrations, Inc	807
80,610	*	Rambus, Inc	1,651
197,404	*	RF Micro Devices, Inc	1,451
11,027	*	Rubicon Technology, Inc	232
20,900	*	Rudolph Technologies, Inc	172
47,571	*	Semtech Corp	1,077
27,850	*	Sigma Designs, Inc	395
56,384	*	Silicon Image, Inc	414
33,588	*	Silicon Laboratories, Inc	1,546
136,529	*	Skyworks Solutions, Inc	3,909
9,980	*	Spansion, Inc	207
18,903	*	Standard Microsystems Corp	545
74,916	*	Sunpower Corp (Class A)	961
8,595	*	Supertex, Inc	208
135,531	*	Teradyne, Inc	1,903
36,930	*	Tessera Technologies, Inc	818
933,392		Texas Instruments, Inc	30,334
40,125	*	Trident Microsystems, Inc	71
121,131	*	Triquint Semiconductor, Inc	1,416
17,159	*	Ultra Clean Holdings	160
18,851	*	Ultratech, Inc	375
56,829	*	Varian Semiconductor Equipment Associates, Inc	2,101
31,233	*	Veeco Instruments, Inc	1,342
18,190	*	Volterra Semiconductor Corp	421
197,613		Xilinx, Inc	5,727
42,064	*	Zoran Corp	370

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	310,306

SOFTWARE & SERVICES - 8.7%
466,048		Accenture plc	22,598
27,282	*	ACI Worldwide, Inc	733
400,384		Activision Blizzard, Inc	4,981
40,528	*	Actuate Corp	231
52,067	*	Acxiom Corp	893
402,989	*	Adobe Systems, Inc	12,404
12,368	*	Advent Software, Inc	716
138,749	*	Akamai Technologies, Inc	6,528
41,169	*	Alliance Data Systems Corp	2,924
148,580	*	Amdocs Ltd	4,081
15,720		American Software, Inc (Class A)	106
14,356	*	Ancestry.com, Inc	407
68,574	*	Ansys, Inc	3,571
80,472	*	AOL, Inc	1,908
5,600	*	Archipelago Learning, Inc	55

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,046	*	Ariba, Inc	$1,598
123,012	*	Art Technology Group, Inc	736
47,691	*	Aspen Technology, Inc	606
173,936	*	Autodesk, Inc	6,644
383,271		Automatic Data Processing, Inc	17,738
35,258		Blackbaud, Inc	913
27,255	*	Blackboard, Inc	1,126
137,695	*	BMC Software, Inc	6,491
10,700	*	Booz Allen Hamilton Holding Co	208
19,249	*	Bottomline Technologies, Inc	418
96,770		Broadridge Financial Solutions, Inc	2,122
5,700	*	BroadSoft, Inc	136
295,845		CA, Inc	7,230
23,036	*	CACI International, Inc (Class A)	1,230
201,713	*	Cadence Design Systems, Inc	1,666
6,400		Cass Information Systems, Inc	243
25,953	*,b	CDC Corp	91
52,926	*	Ciber, Inc	248
141,433	*	Citrix Systems, Inc	9,675
228,750	*	Cognizant Technology Solutions Corp (Class A)	16,765
33,451	*	Commvault Systems, Inc	957
117,163		Computer Sciences Corp	5,811
11,045	*	Computer Task Group, Inc	120
176,651	*	Compuware Corp	2,062
16,785	*	comScore, Inc	374
31,023	*	Concur Technologies, Inc	1,611
21,930	*	Constant Contact, Inc	680
76,174	*	Convergys Corp	1,003
28,626	*	CSG Systems International, Inc	542
30,663	*	DealerTrack Holdings, Inc	615
13,498	*	Deltek, Inc	98
14,464	*	DemandTec, Inc	157
11,372	*	Dice Holdings, Inc	163
29,296	*	Digital River, Inc	1,008
5,437	*	DMRC Corp	163
27,367		DST Systems, Inc	1,214
82,942		Earthlink, Inc	713
878,032	*	eBay, Inc	24,437
19,973	*	Ebix, Inc	473
7,871	*	Echo Global Logistics, Inc	95
248,941	*	Electronic Arts, Inc	4,078
42,487	*	Epicor Software Corp	429
25,591		EPIQ Systems, Inc	351
2,603	*	ePlus, Inc	62
34,607	*	Equinix, Inc	2,812
36,402	*	Euronet Worldwide, Inc	635
13,663	*	ExlService Holdings, Inc	293
35,065		Factset Research Systems, Inc	3,288
36,812		Fair Isaac Corp	860
22,225	*	FalconStor Software, Inc	74
200,974		Fidelity National Information Services, Inc	5,505
89,297		First American Corp	1,654

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

115,963	*	Fiserv, Inc	$6,791
11,266		Forrester Research, Inc	398
30,708	*	Fortinet, Inc	993
56,282	*	Gartner, Inc	1,869
50,971	*	Genpact Ltd	775
38,913	*	Global Cash Access, Inc	124
60,916		Global Payments, Inc	2,815
186,139	*	Google, Inc (Class A)	110,562
47,777	*	GSI Commerce, Inc	1,108
9,927	*	Guidance Software, Inc	71
30,102	*	Hackett Group, Inc	106
28,656		Heartland Payment Systems, Inc	442
55,257	*	IAC/InterActiveCorp	1,586
17,914		iGate Corp	353
70,763	*	Informatica Corp	3,116
23,086	*	Infospace, Inc	192
11,404	*	Integral Systems, Inc	113
9,285	*	Interactive Intelligence, Inc	243
34,783	*	Internap Network Services Corp	211
978,915		International Business Machines Corp	143,665
32,107	*	Internet Capital Group, Inc	457
214,304	*	Intuit, Inc	10,565
34,679	*	j2 Global Communications, Inc	1,004
64,463		Jack Henry & Associates, Inc	1,879
32,026	*	JDA Software Group, Inc	897
17,839	*	Kenexa Corp	389
10,875		Keynote Systems, Inc	159
15,369	*	KIT Digital, Inc	247
19,259	*	Knot, Inc	190
107,171	*	Lawson Software, Inc	991
71,376		Lender Processing Services, Inc	2,107
34,968	*	Limelight Networks, Inc	203
44,720	*	Lionbridge Technologies	165
10,323	*	Liquidity Services, Inc	145
31,275	*	Liveperson, Inc	353
12,916	*	Local.com Corp	84
11,477	*	LogMeIn, Inc	509
19,220	*	LoopNet, Inc	214
40,409	*	Magma Design Automation, Inc	202
19,563	*	Manhattan Associates, Inc	597
15,918	*	Mantech International Corp (Class A)	658
16,386		Marchex, Inc (Class B)	156
74,150		Mastercard, Inc (Class A)	16,618
12,761		MAXIMUS, Inc	837
117,643	*	McAfee, Inc	5,448
83,677	*	Mentor Graphics Corp	1,004
62,689	*	Micros Systems, Inc	2,750
5,847,026		Microsoft Corp	163,250
6,831	*	MicroStrategy, Inc (Class A)	584
33,165	*	ModusLink Global Solutions, Inc	222
62,930	*	MoneyGram International, Inc	171
17,209	*	Monotype Imaging Holdings, Inc	191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

95,930	*	Monster Worldwide, Inc	$2,267
4,100	*	Motricity, Inc	76
117,341	*	Move, Inc	302
7,188	*	NCI, Inc (Class A)	165
21,523	*	Netscout Systems, Inc	495
12,764	*	NetSuite, Inc	319
55,861	*	NeuStar, Inc (Class A)	1,455
38,877		NIC, Inc	377
263,166	*	Novell, Inc	1,558
172,341	*	Nuance Communications, Inc	3,133
14,464	*	Online Resources Corp	67
12,172	*	OpenTable, Inc	858
63,876	*	Openwave Systems, Inc	135
9,552		Opnet Technologies, Inc	256
2,909,296		Oracle Corp	91,061
90,859	*	Parametric Technology Corp	2,047
246,991		Paychex, Inc	7,634
12,459		Pegasystems, Inc	456
20,679	*	Perficient, Inc	258
31,258	*	Progress Software Corp	1,323
14,689	*	PROS Holdings, Inc	167
3,321	*	QAD, Inc (Class A)	30
830	*	QAD, Inc (Class B)	8
10,200	*	QLIK Technologies, Inc	263
47,293	*	Quest Software, Inc	1,312
7,500	*	QuinStreet, Inc	144
74,873	*	Rackspace Hosting, Inc	2,352
21,037	*	Radiant Systems, Inc	412
11,000	*	RealD, Inc	285
72,153	*	RealNetworks, Inc	303
10,100	*	RealPage, Inc	312
143,118	*	Red Hat, Inc	6,533
10,418		Renaissance Learning, Inc	123
16,463	*	RightNow Technologies, Inc	390
8,173	*	Rosetta Stone, Inc	173
78,700	*	Rovi Corp	4,880
41,988	*	S1 Corp	290
18,173	*	Saba Software, Inc	111
233,841	*	SAIC, Inc	3,709
87,339	*	Salesforce.com, Inc	11,529
79,532		Sapient Corp	962
26,729	*	SAVVIS, Inc	682
20,806	*	Smith Micro Software, Inc	327
26,713	*	SolarWinds, Inc	514
53,861		Solera Holdings, Inc	2,764
32,071	*	Sonic Solutions, Inc	481
20,938	*	Sourcefire, Inc	543
31,079	*	SRA International, Inc (Class A)	636
8,406	*	SRS Labs, Inc	74
9,888	*	SS&C Technologies Holdings, Inc	203
12,380		Stamps.com, Inc	164
48,719	*	SuccessFactors, Inc	1,411

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,388	*	SupportSoft, Inc	$210
610,306	*	Symantec Corp	10,217
17,694	*	Synchronoss Technologies, Inc	473
112,101	*	Synopsys, Inc	3,017
9,061		Syntel, Inc	433
8,400	*	TA Indigo Holding Corp	157
54,620	*	Take-Two Interactive Software, Inc	669
30,543	*	Taleo Corp (Class A)	845
4,323	*	TechTarget, Inc	34
29,873	*	TeleCommunication Systems, Inc (Class A)	140
6,471	*	TeleNav, Inc	47
26,717	*	TeleTech Holdings, Inc	550
126,052	*	Teradata Corp	5,188
40,863	*	Terremark Worldwide, Inc	529
48,928	*	THQ, Inc	297
128,754	*	TIBCO Software, Inc	2,538
13,125	*	Tier Technologies, Inc	79
92,801	*	TiVo, Inc	801
19,243	*	TNS, Inc	400
127,282		Total System Services, Inc	1,958
4,369	*	Travelzoo, Inc	180
27,050	*	Tyler Technologies, Inc	562
18,282	*	Ultimate Software Group, Inc	889
32,818	*	Unisys Corp	850
61,183		United Online, Inc	404
63,761	*	Valueclick, Inc	1,022
19,828	*	Vasco Data Security International	161
64,752	*	VeriFone Holdings, Inc	2,497
138,500		VeriSign, Inc	4,525
39,619		VirnetX Holding Corp	588
5,940	*	Virtusa Corp	97
356,455		Visa, Inc (Class A)	25,086
33,510	*	VistaPrint Ltd	1,541
56,475	*	VMware, Inc (Class A)	5,021
11,624	*	Vocus, Inc	322
60,808	*	Wave Systems Corp	240
45,304	*	WebMD Health Corp (Class A)	2,313
33,540	*	Websense, Inc	679
514,222		Western Union Co	9,549
31,100	*	Wright Express Corp	1,431
1,004,359	*	Yahoo!, Inc	16,702
47,197	*	Zix Corp	202

		TOTAL SOFTWARE & SERVICES	948,908

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
33,935	*	Acme Packet, Inc	1,804
45,706		Adtran, Inc	1,655
18,766	*	Agilysys, Inc	106
131,851		Amphenol Corp (Class A)	6,958
14,600	*	Anaren, Inc	304
21,570		Anixter International, Inc	1,288
694,575	*	Apple, Inc	224,042

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

94,272	*	Arris Group, Inc	$1,058
92,479	*	Arrow Electronics, Inc	3,167
55,893	*	Aruba Networks, Inc	1,167
24,879	*	Avid Technology, Inc	434
115,335	*	Avnet, Inc	3,809
34,410		AVX Corp	531
7,316		Bel Fuse, Inc (Class B)	175
49,204	*	Benchmark Electronics, Inc	894
24,403	*	BigBand Networks, Inc	68
13,787		Black Box Corp	528
32,159	*	Blue Coat Systems, Inc	961
38,012	*	Bookham, Inc	500
53,964	*	Brightpoint, Inc	471
346,401	*	Brocade Communications Systems, Inc	1,832
6,077	*	Calix Networks, Inc	103
30,668	*	Checkpoint Systems, Inc	630
70,799	*	Ciena Corp	1,490
4,359,631	*	Cisco Systems, Inc	88,196
32,766		Cognex Corp	964
19,403	*	Coherent, Inc	876
72,244	*	CommScope, Inc	2,255
15,742	*	Compellent Technologies, Inc	434
22,382		Comtech Telecommunications Corp	621
15,782	*	Comverge, Inc	109
1,190,563		Corning, Inc	23,001
5,037	*	CPI International, Inc	97
22,453	*	Cray, Inc	161
23,637		CTS Corp	261
22,322		Daktronics, Inc	355
10,171		DDi Corp	120
1,296,612	*	Dell, Inc	17,569
20,194	*	DG FastChannel, Inc	583
50,953		Diebold, Inc	1,633
18,652	*	Digi International, Inc	207
41,327	*	Dolby Laboratories, Inc (Class A)	2,757
15,044	*	DTS, Inc	738
24,998	*	Echelon Corp	255
28,785	*	EchoStar Corp (Class A)	719
11,677		Electro Rent Corp	189
23,062	*	Electro Scientific Industries, Inc	370
39,428	*	Electronics for Imaging, Inc	564
1,569,765	*	EMC Corp	35,948
10,542	*	EMS Technologies, Inc	209
65,177	*	Emulex Corp	760
89,895	*	Extreme Networks, Inc	278
61,065	*	F5 Networks, Inc	7,948
7,400	*	Fabrinet	159
12,851	*	FARO Technologies, Inc	422
58,332	*	Finisar Corp	1,732
118,407	*	Flir Systems, Inc	3,523
19,206	*	Gerber Scientific, Inc	151
14,375	*	Globecomm Systems, Inc	144

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

68,074	*	Harmonic, Inc	$583
100,176		Harris Corp	4,538
42,057	*	Harris Stratex Networks, Inc (Class A)	213
1,790,146		Hewlett-Packard Co	75,365
6,874	*	Hughes Communications, Inc	278
18,310	*	Hutchinson Technology, Inc	68
34,885	*	Hypercom Corp	292
21,588	*	Imation Corp	223
18,659	*	Immersion Corp	125
67,383	*	Infinera Corp	696
124,656	*	Ingram Micro, Inc (Class A)	2,380
34,716	*	Insight Enterprises, Inc	457
34,659	*	InterDigital, Inc	1,443
38,292	*	Intermec, Inc	485
14,156	*	Intevac, Inc	198
17,746	*	IPG Photonics Corp	561
31,091	*	Itron, Inc	1,724
24,892	*	Ixia	418
138,825		Jabil Circuit, Inc	2,789
166,385	*	JDS Uniphase Corp	2,409
402,421	*	Juniper Networks, Inc	14,857
10,929	*	KVH Industries, Inc	131
63,078	*	L-1 Identity Solutions, Inc	751
60,595	*	Lexmark International, Inc (Class A)	2,110
17,104		Littelfuse, Inc	805
8,072	*	Loral Space & Communications, Inc	618
17,242	*	Maxwell Technologies, Inc	326
9,778	*	Measurement Specialties, Inc	287
18,409	*	Mercury Computer Systems, Inc	338
4,201	*	Meru Networks, Inc	65
28,385		Methode Electronics, Inc	368
60,310	*	Microvision, Inc	112
102,620		Molex, Inc	2,332
1,780,286	*	Motorola, Inc	16,147
13,932		MTS Systems Corp	522
9,079	*	Multi-Fineline Electronix, Inc	241
43,965		National Instruments Corp	1,655
122,276	*	NCR Corp	1,879
263,399	*	NetApp, Inc	14,476
28,803	*	Netgear, Inc	970
29,221	*	Network Engines, Inc	44
22,651	*	Network Equipment Technologies, Inc	105
27,910	*	Newport Corp	485
26,247	*	Novatel Wireless, Inc	251
10,070	*	Occam Networks, Inc	87
15,398	*	Oplink Communications, Inc	284
13,224	*	OpNext, Inc	23
10,891	*	OSI Systems, Inc	396
18,452		Park Electrochemical Corp	554
6,868	*	PC Connection, Inc	61
14,951	*	PC-Tel, Inc	90
37,039		Plantronics, Inc	1,379

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

31,345	*	Plexus Corp	$970
64,770	*	Polycom, Inc	2,525
53,353	*	Power-One, Inc	544
96,435	*	Powerwave Technologies, Inc	245
22,048	*	Presstek, Inc	49
86,041	*	QLogic Corp	1,464
1,252,728		Qualcomm, Inc	61,999
208,155	*	Quantum Corp	774
25,143	*	Rackable Systems, Inc	227
15,185	*	Radisys Corp	135
11,626		Richardson Electronics Ltd	136
7,282	*	Rimage Corp	109
95,742	*	Riverbed Technology, Inc	3,367
26,164	*	Rofin-Sinar Technologies, Inc	927
12,342	*	Rogers Corp	472
175,508	*	SanDisk Corp	8,751
61,546	*	Sanmina-SCI Corp	707
22,159	*	Scansource, Inc	707
21,571	*	Seachange International, Inc	184
369,941	*	Seagate Technology, Inc	5,560
31,292	*	ShoreTel, Inc	244
35,494	*	Smart Modular Technologies WWH, Inc	204
165,491	*	Sonus Networks, Inc	442
9,719	*	Spectrum Control, Inc	146
31,304	*	STEC, Inc	553
18,249	*	Stratasys, Inc	596
16,272	*	Super Micro Computer, Inc	188
14,861		Sycamore Networks, Inc	306
35,188	*	Symmetricom, Inc	249
26,694	*	Synaptics, Inc	784
16,588	*	SYNNEX Corp	518
35,560	*	Tech Data Corp	1,565
38,313		Technitrol, Inc	204
50,795	*	Tekelec	605
291,644		Tellabs, Inc	1,977
3,901		Tessco Technologies, Inc	62
92,008	*	Trimble Navigation Ltd	3,674
61,385	*	TTM Technologies, Inc	915
22,074	*	Universal Display Corp	677
87,200	*	Utstarcom, Inc	180
24,217	*	Viasat, Inc	1,075
3,408	*	Viasystems Group, Inc	69
119,020	*	Vishay Intertechnology, Inc	1,747
9,508	*	Vishay Precision Group, Inc	179
175,363	*	Western Digital Corp	5,945
1,054,812		Xerox Corp	12,151
25,096	*	X-Rite, Inc	115
23,047	*	Xyratex Ltd	376
44,665	*	Zebra Technologies Corp (Class A)	1,697
12,959	*	Zygo Corp	158

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	733,730

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 2.8%
16,682		AboveNet, Inc	$975
39,332		Alaska Communications Systems Group, Inc	437
307,504	*	American Tower Corp (Class A)	15,880
4,510,739		AT&T, Inc	132,525
7,918		Atlantic Tele-Network, Inc	304
20,132	*	Cbeyond Communications, Inc	308
229,408		CenturyTel, Inc	10,592
168,115	*	Cincinnati Bell, Inc	471
115,773	*	Clearwire Corp (Class A)	596
35,274	*	Cogent Communications Group, Inc	499
20,626		Consolidated Communications Holdings, Inc	398
221,881	*	Crown Castle International Corp	9,725
36,464	*	FiberTower Corp	163
750,690		Frontier Communications Corp	7,304
38,028	*	General Communication, Inc (Class A)	481
23,031	*	Global Crossing Ltd	298
55,768	*	Globalstar, Inc	81
73,874	*	ICO Global Communications Holdings Ltd (Class A)	111
10,513		IDT Corp (Class B)	270
26,067	*	Iridium Communications, Inc	215
46,753	*	Leap Wireless International, Inc	573
1,248,110	*	Level 3 Communications, Inc	1,223
193,503	*	MetroPCS Communications, Inc	2,444
25,073	*	Neutral Tandem, Inc	362
126,673	*	NII Holdings, Inc (Class B)	5,657
23,518		NTELOS Holdings Corp	448
89,041	*	PAETEC Holding Corp	333
46,371	*	Premiere Global Services, Inc	315
1,312,941		Qwest Communications International, Inc	9,991
89,246	*	SBA Communications Corp (Class A)	3,654
18,151		Shenandoah Telecom Co	340
2,252,681	*	Sprint Nextel Corp	9,529
53,811	*	Syniverse Holdings, Inc	1,660
65,013		Telephone & Data Systems, Inc	2,376
114,426	*	tw telecom inc (Class A)	1,951
10,229	*	US Cellular Corp	511
18,421		USA Mobility, Inc	327
2,157,765		Verizon Communications, Inc	77,204
79,353	*	Vonage Holdings Corp	178
372,689		Windstream Corp	5,195

		TOTAL TELECOMMUNICATION SERVICES	305,904

TRANSPORTATION - 2.0%
44,655	*	Air Transport Services Group, Inc	353
97,497	*	Airtran Holdings, Inc	721
27,508	*	Alaska Air Group, Inc	1,559
30,756		Alexander & Baldwin, Inc	1,231
12,324		Allegiant Travel Co	607
6,973	*	Amerco, Inc	670
258,366	*	AMR Corp	2,013
19,331		Arkansas Best Corp	530

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,165	*	Atlas Air Worldwide Holdings, Inc	$1,070
79,295	*	Avis Budget Group, Inc	1,234
12,726		Baltic Trading Ltd	130
16,346	*	Celadon Group, Inc	242
126,411		CH Robinson Worldwide, Inc	10,137
40,201		Con-way, Inc	1,470
23,678		Copa Holdings S.A. (Class A)	1,393
298,100		CSX Corp	19,260
600,350	*	Delta Air Lines, Inc	7,565
22,195	*	Dollar Thrifty Automotive Group, Inc	1,049
8,003	*	Dynamex, Inc	198
51,764	*	Eagle Bulk Shipping, Inc	258
26,769	*	Excel Maritime Carriers Ltd	151
164,248		Expeditors International Washington, Inc	8,968
239,917		FedEx Corp	22,315
22,919		Forward Air Corp	650
20,776	*	Genco Shipping & Trading Ltd	299
27,636	*	Genesee & Wyoming, Inc (Class A)	1,463
40,654	*	Hawaiian Holdings, Inc	319
33,265		Heartland Express, Inc	533
147,470	*	Hertz Global Holdings, Inc	2,137
23,837		Horizon Lines, Inc (Class A)	104
28,305	*	Hub Group, Inc (Class A)	995
4,290		International Shipholding Corp	109
70,799		J.B. Hunt Transport Services, Inc	2,889
181,414	*	JetBlue Airways Corp	1,199
76,927	*	Kansas City Southern Industries, Inc	3,682
41,752	*	Kirby Corp	1,839
43,324		Knight Transportation, Inc	823
38,624		Landstar System, Inc	1,581
10,239		Marten Transport Ltd	219
281,890		Norfolk Southern Corp	17,708
31,924	*	Old Dominion Freight Line	1,021
31,042	*	Pacer International, Inc	212
3,632	*	PAM Transportation Services, Inc	41
6,136	*	Park-Ohio Holdings Corp	128
1,137	*	Patriot Transportation Holding, Inc	106
6,619	*	Pinnacle Airlines	52
17,000	*	RailAmerica, Inc	220
27,002	*	Republic Airways Holdings, Inc	198
8,012	*	Roadrunner Transportation Services Holdings, Inc	116
40,976		Ryder System, Inc	2,157
9,635	*	Saia, Inc	160
45,222		Skywest, Inc	706
568,264		Southwest Airlines Co	7,376
237,965	*	UAL Corp	5,668
18,066	*	Ultrapetrol Bahamas Ltd	116
386,368		Union Pacific Corp	35,801
545,182		United Parcel Service, Inc (Class B)	39,569
3,884		Universal Truckload Services, Inc	62
116,271	*	US Airways Group, Inc	1,164
5,744	*	USA Truck, Inc	76

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

81,226		UTI Worldwide, Inc	$1,722
33,067		Werner Enterprises, Inc	747

		TOTAL TRANSPORTATION	217,091

UTILITIES - 3.4%
516,443	*	AES Corp	6,290
57,820		AGL Resources, Inc	2,073
129,395		Allegheny Energy, Inc	3,137
23,857		Allete, Inc	889
85,307		Alliant Energy Corp	3,137
180,616		Ameren Corp	5,092
15,457	*	American DG Energy, Inc	43
366,757		American Electric Power Co, Inc	13,196
16,487		American States Water Co	568
126,851		American Water Works Co, Inc	3,209
104,679		Aqua America, Inc	2,353
4,909		Artesian Resources Corp	93
71,863		Atmos Energy Corp	2,242
43,026		Avista Corp	969
29,085		Black Hills Corp	873
8,402	*	Cadiz, Inc	105
17,825		California Water Service Group	664
267,409	*	Calpine Corp	3,567
321,488		Centerpoint Energy, Inc	5,054
10,819		Central Vermont Public Service Corp	237
13,300		CH Energy Group, Inc	650
8,826		Chesapeake Utilities Corp	366
44,984		Cleco Corp	1,384
188,036		CMS Energy Corp	3,497
6,221		Connecticut Water Service, Inc	173
214,283		Consolidated Edison, Inc	10,622
10,306		Consolidated Water Co, Inc	95
142,412		Constellation Energy Group, Inc	4,362
454,874		Dominion Resources, Inc	19,432
92,457		DPL, Inc	2,377
129,557		DTE Energy Co	5,872
1,000,917		Duke Energy Corp	17,825
75,150	*	Dynegy, Inc (Class A)	422
248,706		Edison International	9,600
31,019	*	El Paso Electric Co	854
30,976		Empire District Electric Co	688
55,520		Energen Corp	2,679
145,001		Entergy Corp	10,270
504,245		Exelon Corp	20,996
232,826		FirstEnergy Corp	8,619
104,313		Great Plains Energy, Inc	2,023
73,366		Hawaiian Electric Industries, Inc	1,672
37,849		Idacorp, Inc	1,400
57,780		Integrys Energy Group, Inc	2,803
37,681		ITC Holdings Corp	2,335
18,300		Laclede Group, Inc	669
140,890		MDU Resources Group, Inc	2,856

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,500		MGE Energy, Inc	$791
9,765		Middlesex Water Co	179
54,213		National Fuel Gas Co	3,557
31,814		New Jersey Resources Corp	1,372
315,982		NextEra Energy, Inc	16,428
35,013		Nicor, Inc	1,748
208,593		NiSource, Inc	3,675
134,366		Northeast Utilities	4,284
21,251		Northwest Natural Gas Co	988
27,832		NorthWestern Corp	802
196,806	*	NRG Energy, Inc	3,846
80,686		NSTAR	3,404
176,210		NV Energy, Inc	2,476
76,050		OGE Energy Corp	3,463
81,923		Oneok, Inc	4,545
15,003		Ormat Technologies, Inc	444
29,407		Otter Tail Corp	663
168,153		Pepco Holdings, Inc	3,069
297,442		PG&E Corp	14,230
56,484		Piedmont Natural Gas Co, Inc	1,579
83,675		Pinnacle West Capital Corp	3,468
64,221		PNM Resources, Inc	836
58,258		Portland General Electric Co	1,264
368,560		PPL Corp	9,700
217,468		Progress Energy, Inc	9,456
385,137		Public Service Enterprise Group, Inc	12,251
135,152		Questar Corp	2,353
582,024	*	RRI Energy, Inc	2,218
84,777		SCANA Corp	3,442
189,219		Sempra Energy	9,930
10,436		SJW Corp	276
23,097		South Jersey Industries, Inc	1,220
629,494		Southern Co	24,065
34,400		Southwest Gas Corp	1,261
163,004		TECO Energy, Inc	2,901
85,402		UGI Corp	2,697
38,476		UIL Holdings Corp	1,153
27,775		Unisource Energy Corp	995
11,594		Unitil Corp	264
62,527		Vectren Corp	1,587
91,296		Westar Energy, Inc	2,297
36,542		WGL Holdings, Inc	1,307
88,628		Wisconsin Energy Corp	5,217
350,598		Xcel Energy, Inc	8,257
9,006		York Water Co	156

		TOTAL UTILITIES	368,446

		TOTAL COMMON STOCKS	10,861,886

		(Cost $8,793,038)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
5,487		Celgene Corp	27

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES	COMPANY	VALUE (000)

	TOTAL COMMERCIAL & PROFESSIONAL SERVICES	$27

CONSUMER SERVICES - 0.0%
2,604	Krispy Kreme Doughnuts, Inc - CW12	1

	TOTAL CONSUMER SERVICES	1

	TOTAL RIGHTS / WARRANTS	28

	(Cost $29)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.3%
$20,000,000		Federal Home Loan Mortgage Corp	03/28/11	19,995
10,000,000		Federal National Mortgage Association	03/01/11	9,998

		TOTAL GOVERNMENT AGENCY DEBT		29,993

TREASURY DEBT - 0.5%
10,000,000		United States Treasury Bill	03/10/11	9,998
43,000,000		United States Treasury Bill	03/31/11	42,987

		TOTAL TREASURY DEBT		52,985

		TOTAL SHORT-TERM INVESTMENTS		82,978

		(Cost $82,975)
		TOTAL INVESTMENTS - 99.9%		10,944,892
		(Cost $8,876,063)
		OTHER ASSETS & LIABILITIES, NET - 0.1%		16,760

		NET ASSETS - 100.0%		$10,961,652

	*	Non-income producing.
	^	Amount represents less than $1,000.
	b	In bankruptcy
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
	j	Zero coupon

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.1%
$5,000,000	i	TransDigm Group, Inc	5.000%	12/06/16	$5,045

		TOTAL CAPITAL GOODS			5,045

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,289,577	i	JohnsonDiversey, Inc	5.500	11/24/15	4,312

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,312

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
4,906,641	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	4,946

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,946

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
804,572	i	Mylan, Inc	3.750	10/02/14	808

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			808

		TOTAL BANK LOAN OBLIGATIONS			15,111

		(Cost $15,009)

BONDS - 98.4%

CORPORATE BONDS - 31.1%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	4,820
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,618

		TOTAL AUTOMOBILES & COMPONENTS			9,438

BANKS - 5.6%
5,480,000	g	Akbank TAS	5.130	07/22/15	5,535
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	4,579
4,500,000	g	Banco Bradesco S.A.	5.900	01/16/21	4,505
3,080,000	g	Banco de Credito del Peru	5.380	09/16/20	3,034
2,540,000	g	Banco del Estado de Chile	4.130	10/07/20	2,413
4,450,000	g	Banco do Brasil S.A.	6.000	01/22/20	4,806
4,500,000	g	Banco do Brasil S.A.	5.380	01/15/21	4,410
4,500,000	g	Banco Santander Brasil	4.500	04/06/15	4,590
4,400,000	g,i	Banco Santander Chile	1.540	04/20/12	4,398
2,550,000	g	Banco Santander Chile	3.750	09/22/15	2,550
3,270,000		BanColombia S.A.	6.130	07/26/20	3,348
4,520,000		Bank of America	4.880	09/15/12	4,719
28,000,000		Bank of America Corp	2.380	06/22/12	28,724
4,850,000		Bank of America Corp	7.380	05/15/14	5,391

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$19,800,000		Bank of America Corp	3.700%	09/01/15	$19,630
18,550,000		Bank of America Corp	5.300	03/15/17	18,799
8,525,000		Bank of America Corp	6.000	09/01/17	8,934
5,725,000		Bank of America Corp	5.750	12/01/17	5,958
4,500,000	g	Bank of China Hong Kong Ltd	5.550	02/11/20	4,701
30,700,000	g	Bank of Nova Scotia	1.650	10/29/15	29,346
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,233
6,000,000		BB&T Corp	3.850	07/27/27	6,242
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	2,545
4,000,000		CitiBank NA	1.380	08/10/11	4,024
45,500,000		Citigroup, Inc	2.130	04/30/12	46,424
8,075,000		Citigroup, Inc	6.000	12/13/13	8,824
6,655,000		Citigroup, Inc	5.000	09/15/14	6,884
5,800,000		Citigroup, Inc	5.500	10/15/14	6,249
4,525,000		Citigroup, Inc	6.130	05/15/18	4,957
12,875,000		Citigroup, Inc	5.380	08/09/20	13,377
7,575,000		Citigroup, Inc	6.880	03/05/38	8,402
3,825,000		Citigroup, Inc	8.130	07/15/39	4,866
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	29,997
3,500,000		Deutsche Bank AG.	3.880	08/18/14	3,674
5,980,000		Discover Bank	7.000	04/15/20	6,429
4,660,000		Eksportfinans ASA	5.000	02/14/12	4,879
10,290,000		Eksportfinans ASA	2.000	09/15/15	10,049
4,700,000		First Horizon National Corp	5.380	12/15/15	4,744
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,703
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,715
7,350,000	g	HSBC Bank plc	4.130	08/12/20	7,064
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,299
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,833
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,199
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,817
2,270,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	2,332
4,500,000	g	Itau Unibanco Holdings S.A.	5.750	01/22/21	4,489
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	4,124
50,000,000		JPMorgan Chase & Co	3.130	12/01/11	51,246
2,595,000		JPMorgan Chase & Co	5.130	09/15/14	2,761
8,350,000		JPMorgan Chase & Co	3.400	06/24/15	8,515
33,100,000		JPMorgan Chase & Co	4.250	10/15/20	32,328
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,092
10,000,000		KeyBank NA	3.200	06/15/12	10,374
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,000
10,000,000		New York Community Bank	3.000	12/16/11	10,240
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,527
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,810
12,750,000		Northern Trust Corp	4.630	05/01/14	13,784
8,000,000		PNC Funding Corp	5.130	02/08/20	8,338
10,000,000		Regions Bank	3.250	12/09/11	10,264
4,500,000	g	Shinhan Bank	4.380	09/15/15	4,558
6,500,000		Sovereign Bancorp, Inc	2.750	01/17/12	6,648
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,109
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,397
2,000,000		Union Bank of California NA	5.950	05/11/16	2,129
15,000,000		US Bancorp	2.250	03/13/12	15,304

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		US Bancorp	4.950%	10/30/14	$5,449
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,700
1,925,000		USB Capital XIII Trust	6.630	12/15/39	1,966
3,200,000	g	Vnesheconombank	6.800	11/22/25	3,192
5,000,000		Wachovia	4.880	02/15/14	5,265
5,125,000		Wachovia Bank NA	5.300	10/15/11	5,312
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,798
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,063
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,823
3,500,000		Wells Fargo & Co	5.250	10/23/12	3,752
10,650,000		Wells Fargo & Co	4.750	02/09/15	11,298
6,525,000		Wells Fargo & Co	3.630	04/15/15	6,766
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,090
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,729
3,000,000		Zions Bancorporation	7.750	09/23/14	3,128

		TOTAL BANKS			685,499

CAPITAL GOODS - 0.7%
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,916
1,500,000		Black & Decker Corp	8.950	04/15/14	1,784
3,800,000		CRH America, Inc	4.130	01/15/16	3,776
13,167,000		DIRECTV Holdings LLC	3.550	03/15/15	13,376
4,000,000		Emerson Electric Co	4.500	05/01/13	4,306
2,400,000	g	Gol Finance	9.250	07/20/20	2,478
5,040,000	g	Gold Fields Orogen Holding BVI Ltd	4.880	10/07/20	4,822
3,515,000		Goodrich Corp	6.130	03/01/19	3,978
1,500,000		Goodrich Corp	4.880	03/01/20	1,576
2,125,000		ITT Corp	4.900	05/01/14	2,281
2,945,000		John Deere Capital Corp	2.950	03/09/15	3,025
1,500,000		Kennametal, Inc	7.200	06/15/12	1,581
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,657
4,245,000	g	Myriad International Holding BV	6.380	07/28/17	4,447
2,000,000	g	SPX Corp	6.880	09/01/17	2,125
2,600,000	g	TAM Capital 2, Inc	9.500	01/29/20	2,821
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,383
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,322
4,970,000		United Technologies Corp	5.400	05/01/35	5,147
1,075,000		United Technologies Corp	6.050	06/01/36	1,214
3,525,000		United Technologies Corp	5.700	04/15/40	3,843
9,400,000		Valmont Industries, Inc	6.630	04/20/20	9,778

		TOTAL CAPITAL GOODS			85,636

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,750,000		Corrections Corp of America	7.750	06/01/17	1,857
3,250,000		Daimler Finance North America LLC	5.880	03/15/11	3,283
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	7,646
536,000		Iron Mountain, Inc	7.750	01/15/15	537
840,000		Iron Mountain, Inc	8.380	08/15/21	901
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,229
1,274,000		News America, Inc	7.250	05/18/18	1,537
4,250,000		News America, Inc	7.630	11/30/28	4,953
3,800,000		News America, Inc	6.200	12/15/34	3,990
3,575,000		News America, Inc	6.650	11/15/37	3,960

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,800,000		News America, Inc	6.900%	08/15/39	$4,351
4,415,000		Republic Services, Inc	5.000	03/01/20	4,646
4,135,000		Republic Services, Inc	5.250	11/15/21	4,358
5,810,000		Republic Services, Inc	6.200	03/01/40	6,298
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,518
9,040,000		Waste Management, Inc	6.130	11/30/39	9,674

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			69,738

CONSUMER DURABLES & APPAREL - 0.1%
2,000,000		Alliant Techsystems, Inc	6.750	04/01/16	2,073
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,218
3,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	3,188
5,600,000		Whirlpool Corp	8.000	05/01/12	6,035

		TOTAL CONSUMER DURABLES & APPAREL			14,514

CONSUMER SERVICES - 0.2%
2,000,000	g	DineEquity, Inc	9.500	10/30/18	2,120
2,000,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	1,960
5,340,000		McDonald’s Corp	3.500	07/15/20	5,151
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,205
2,000,000		Speedway Motorsports, Inc	6.750	06/01/13	2,015
6,375,000		Walt Disney Co	4.500	12/15/13	6,962

		TOTAL CONSUMER SERVICES			20,413

DIVERSIFIED FINANCIALS - 7.7%
2,550,000		American Express Co	7.000	03/19/18	2,970
8,875,000		American Express Co	8.130	05/20/19	11,042
7,500,000		American General Finance Corp	6.900	12/15/17	6,056
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,735
4,500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	4,567
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,312
16,500,000	g	Bank of Montreal	2.850	06/09/15	16,761
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,082
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,531
3,750,000		Barclays Bank plc	5.200	07/10/14	4,050
7,250,000		BlackRock, Inc	3.500	12/10/14	7,518
7,500,000		BlackRock, Inc	5.000	12/10/19	7,832
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,256
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,332
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,033
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,613
5,000,000		Capital One Capital V	8.880	05/15/40	5,206
5,150,000		Capital One Financial Corp	5.700	09/15/11	5,316
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,164
34,000,000		Citigroup Funding, Inc	2.000	03/30/12	34,555
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	40,801
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,343
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,794
6,850,000		Credit Suisse	5.000	05/15/13	7,373
8,250,000		Credit Suisse	5.500	05/01/14	9,047
3,275,000		Credit Suisse	5.300	08/13/19	3,459
4,725,000		Credit Suisse AG.	5.400	01/14/20	4,826
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,234

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,250,000		Eaton Vance Corp	6.500%	10/02/17	$1,417
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,126
5,760,000		Franklin Resources, Inc	3.130	05/20/15	5,866
25,000,000		General Electric Capital Corp	3.000	12/09/11	25,601
61,500,000		General Electric Capital Corp	2.250	03/12/12	62,802
37,400,000		General Electric Capital Corp	2.200	06/08/12	38,237
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,412
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,260
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,147
11,950,000		General Electric Capital Corp	1.880	09/16/13	11,956
21,200,000		General Electric Capital Corp	5.500	06/04/14	23,150
22,700,000		General Electric Capital Corp	4.380	09/16/20	22,340
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,270
375,000		General Electric Capital Corp	6.880	01/10/39	433
54,875,000		GMAC, Inc	1.750	10/30/12	55,847
61,800,000		GMAC, Inc	2.200	12/19/12	63,564
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	4,153
3,825,000		Goldman Sachs Group, Inc	3.630	08/01/12	3,947
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,469
7,300,000		Goldman Sachs Group, Inc	4.750	07/15/13	7,777
1,550,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,579
9,037,000		Goldman Sachs Group, Inc	5.350	01/15/16	9,709
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,405
4,975,000		Goldman Sachs Group, Inc	7.500	02/15/19	5,801
5,000,000		Goldman Sachs Group, Inc	5.380	03/15/20	5,167
3,000,000		Goldman Sachs Group, Inc	6.000	06/15/20	3,242
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,130
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,169
10,000,000		HSBC Finance Corp	5.250	01/14/11	10,010
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,928
9,599,000	g	HSBC Finance Corp	6.680	01/15/21	9,698
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,414
5,575,000		International Lease Finance Corp	5.750	06/15/11	5,603
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,975
2,325,000	g	International Lease Finance Corp	8.630	09/15/15	2,499
3,700,000		International Lease Finance Corp	8.250	12/15/20	3,811
3,600,000		Jefferies Group, Inc	3.880	11/09/15	3,538
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,426
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	5,618
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0^
3,875,000	g	Lloyds TSB Bank plc	5.800	01/13/20	3,826
9,070,000	g	Lukoil International Finance BV	6.130	11/09/20	9,081
4,000,000		MBNA Corp	6.130	03/01/13	4,295
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	5,089
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	4,943
9,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	9,931
30,000,000		Morgan Stanley	2.250	03/13/12	30,594
14,775,000		Morgan Stanley	6.000	05/13/14	15,964
3,925,000		Morgan Stanley	6.000	04/28/15	4,251
9,350,000		Morgan Stanley	5.380	10/15/15	9,821
9,125,000		Morgan Stanley	5.450	01/09/17	9,463
4,775,000		Morgan Stanley	5.950	12/28/17	5,052
3,850,000		Morgan Stanley	6.630	04/01/18	4,176

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,975,000		Morgan Stanley	7.300%	05/13/19	$5,600
3,250,000		Morgan Stanley	5.500	01/26/20	3,276
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	701
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,562
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,652
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	3,510
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,559
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,242
1,500,000		Nomura Holdings, Inc	5.000	03/04/15	1,564
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,838
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,910
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	4,500
7,000,000		Rabobank Nederland NV	2.130	10/13/15	6,770
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,333
39,000,000		State Street Corp	2.150	04/30/12	39,816
6,350,000		State Street Corp	4.300	05/30/14	6,794
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	8,853
6,675,000		UBS AG.	4.880	08/04/20	6,791
4,500,000	g	Waha Aerospace BV	3.930	07/28/20	4,537

		TOTAL DIVERSIFIED FINANCIALS			934,598

ENERGY - 3.1%
2,000,000		AmeriGas Partners LP	7.130	05/20/16	2,070
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	5,855
2,400,000		Anadarko Petroleum Corp	6.380	09/15/17	2,614
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	2,821
2,275,000		Anadarko Petroleum Corp	6.200	03/15/40	2,221
5,000,000		Apache Corp	5.100	09/01/40	4,858
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,090
3,000,000		Atlas Energy Operating Co LLC	10.750	02/01/18	3,664
5,900,000		Baker Hughes, Inc	6.500	11/15/13	6,715
1,500,000		Baker Hughes, Inc	5.130	09/15/40	1,465
3,500,000		BJ Services Co	5.750	06/01/11	3,575
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,832
11,675,000		BP Capital Markets plc	3.880	03/10/15	12,044
6,900,000		BP Capital Markets plc	3.130	10/01/15	6,895
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	9,201
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,266
7,000,000		Chevron Corp	3.450	03/03/12	7,223
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,074
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,190
9,725,000		ConocoPhillips	4.600	01/15/15	10,600
7,600,000		ConocoPhillips	6.500	02/01/39	9,037
4,153,050		Dolphin Energy Ltd	5.890	06/15/19	4,444
4,500,000	g	Drummond Co, Inc	7.380	02/15/16	4,663
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,856
2,000,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	1,999
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,406
1,525,000		EnCana Corp	6.630	08/15/37	1,668
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,220
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,245
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,417
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,240

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,800,000		Enterprise Products Operating LLC	6.300%	09/15/17	$3,159
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	1,817
7,650,000		Enterprise Products Operating LLC	6.130	10/15/39	7,962
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,287
3,000,000	g	Gaz Capital S.A.	5.090	11/29/15	3,075
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,220
4,500,000		Gaz Capital S.A.	6.510	03/07/22	4,590
3,600,000		Hess Corp	8.130	02/15/19	4,548
1,075,000		Hess Corp	6.000	01/15/40	1,127
4,625,000		Hess Corp	5.600	02/15/41	4,591
2,000,000		Inergy LP	6.880	12/15/14	2,030
1,000,000	g	Inergy LP	7.000	10/01/18	1,008
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,165
6,430,000	g	KMG Finance Sub BV	6.380	04/09/21	6,373
2,225,000		Marathon Oil Corp	6.500	02/15/14	2,505
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,000
5,192,000		Nexen, Inc	6.400	05/15/37	5,030
5,200,000		Nexen, Inc	7.500	07/30/39	5,655
720,000	g	Niska Gas Storage	8.880	03/15/14	770
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	7,573
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,665
2,800,000		Pemex Project Funding Master Trust	5.750	03/01/18	2,994
3,150,000		Pemex Project Funding Master Trust	6.630	06/15/35	3,205
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	1,920
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,320
4,450,000		Petrobras International Finance Co	6.880	01/20/40	4,674
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,495
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,650
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,050
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,752
4,500,000	g	Petronas Capital Ltd	5.250	08/12/19	4,837
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,281
8,200,000		Plains All American Pipeline LP	5.750	01/15/20	8,734
2,674,000	g	Precision Drilling Trust	6.630	11/15/20	2,721
2,000,000		Range Resources Corp	7.500	05/15/16	2,075
700,000		Range Resources Corp	7.250	05/01/18	739
3,768,296		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	3,976
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,862
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,347
4,318,057		Rowan Cos, Inc	3.530	05/01/20	4,410
9,166,580		Rowan Cos, Inc	3.160	07/15/21	9,196
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	3,890
6,250,000		Shell International Finance BV	3.100	06/28/15	6,418
7,620,000		Shell International Finance BV	4.300	09/22/19	7,944
1,925,000		Shell International Finance BV	6.380	12/15/38	2,282
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,906
2,800,000		Statoil ASA	2.900	10/15/14	2,895
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,305
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,560
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,715
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,230
2,760,000		Vale Overseas Ltd	6.880	11/21/36	3,036
4,650,000		Vale Overseas Ltd	6.880	11/10/39	5,138

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,375,000		Valero Energy Corp	4.500%	02/01/15	$3,510
8,000,000		Valero Energy Corp	6.130	02/01/20	8,497
10,855,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	10,801
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,570
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,777

		TOTAL ENERGY			371,330

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,782
10,500,000		CVS Caremark Corp	5.750	06/01/17	11,682
795,000		CVS Caremark Corp	6.600	03/15/19	931
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,194
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,308
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,605
1,500,000		Kroger Co	6.200	06/15/12	1,609
1,205,000		Kroger Co	5.000	04/15/13	1,298
1,600,000		Kroger Co	6.400	08/15/17	1,837
775,000		Kroger Co	6.800	12/15/18	903
5,000,000		New Albertsons, Inc	7.500	02/15/11	5,006
880,000		Stater Brothers Holdings	7.750	04/15/15	904
900,000	g	Stater Brothers Holdings	7.380	11/15/18	923
640,000		SuperValu, Inc	8.000	05/01/16	613

		TOTAL FOOD & STAPLES RETAILING			41,595

FOOD, BEVERAGE & TOBACCO - 1.2%
12,510,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	13,557
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	7,583
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	2,863
4,300,000	g	BFF International Ltd	7.250	01/28/20	4,472
6,400,000		Bottling Group LLC	6.950	03/15/14	7,416
9,000,000		Coca-Cola Co	1.500	11/15/15	8,639
7,200,000		Coca-Cola Co	3.150	11/15/20	6,756
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	4,310
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,419
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,163
4,080,000		General Mills, Inc	5.200	03/17/15	4,504
6,000,000		General Mills, Inc	5.650	02/15/19	6,680
4,500,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	4,518
7,400,000		Kellogg Co	4.000	12/15/20	7,298
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,890
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,416
3,685,000		Kraft Foods, Inc	6.500	02/09/40	4,130
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,341
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	2,847
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,179
625,000		PepsiAmericas, Inc	4.380	02/15/14	676
4,800,000		PepsiCo, Inc	0.880	10/25/13	4,745
680,000		PepsiCo, Inc	7.900	11/01/18	875
3,750,000		PepsiCo, Inc	4.880	11/01/40	3,639
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,139
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,556
1,600,000		Philip Morris International, Inc	6.380	05/16/38	1,857
1,000,000	g	Smithfield Foods, Inc	10.000	07/15/14	1,153

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		TOTAL FOOD, BEVERAGE & TOBACCO			$140,621

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,700,000		Agilent Technologies, Inc	2.500	07/15/13	1,720
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,829
2,000,000		CHS	8.880	07/15/15	2,100
2,000,000		DaVita, Inc	6.380	11/01/18	1,990
4,259,000	o	HCA, Inc	9.630	11/15/16	4,562
2,000,000		Healthsouth Corp	7.250	10/01/18	2,040
4,250,000		McKesson Corp	6.500	02/15/14	4,775
5,000,000		Medtronic, Inc	4.750	09/15/15	5,535
4,450,000		Medtronic, Inc	4.450	03/15/20	4,620
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	3,833
6,200,000		Stryker Corp	3.000	01/15/15	6,335
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,332
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,734
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,910
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,677

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			53,992

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,570,000		Clorox Co	5.450	10/15/12	1,684
4,975,000		Procter & Gamble Co	5.550	03/05/37	5,418

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,102

INSURANCE - 1.1%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,289
2,155,000		Aetna, Inc	6.500	09/15/18	2,482
1,925,000		Aetna, Inc	6.630	06/15/36	2,116
1,525,000		Aflac, Inc	6.900	12/17/39	1,638
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	5,075
5,375,000		Allstate Corp	7.450	05/16/19	6,523
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,238
500,000		American International Group, Inc	3.650	01/15/14	509
3,750,000		Chubb Corp	6.000	05/11/37	4,064
1,390,000		CIGNA Corp	5.130	06/15/20	1,441
5,200,000		Genworth Financial, Inc	7.200	02/15/21	5,323
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,621
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,710
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,785
2,800,000		Lincoln National Corp	7.000	06/15/40	3,045
3,000,000		Metlife, Inc	5.380	12/15/12	3,212
5,620,000		Metlife, Inc	5.000	06/15/15	6,086
7,675,000		Metlife, Inc	6.750	06/01/16	8,903
2,500,000		Metlife, Inc	5.700	06/15/35	2,552
2,000,000		Metlife, Inc	5.880	02/06/41	2,109
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,148
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,490
5,000,000		Prudential Financial, Inc	6.630	06/21/40	5,579
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,405
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,410
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,761
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,296

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,500,000		Unum Group	5.630%	09/15/20	$1,506
4,902,000		WellPoint, Inc	6.380	01/15/12	5,167
1,800,000		WellPoint, Inc	5.880	06/15/17	2,012
2,250,000		WellPoint, Inc	5.850	01/15/36	2,322
2,400,000		WR Berkley Corp	5.380	09/15/20	2,342

		TOTAL INSURANCE			131,159

MATERIALS - 1.4%
3,385,000		3M Co	4.380	08/15/13	3,683
4,150,000		3M Co	5.700	03/15/37	4,538
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,832
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	6,665
1,125,000		Airgas, Inc	4.500	09/15/14	1,178
1,000,000		Airgas, Inc	7.130	10/01/18	1,105
2,035,000		Alcoa, Inc	6.150	08/15/20	2,090
4,500,000	g	ALROSA Finance S.A.	7.750	11/03/20	4,719
4,500,000	g	Anglo American Capital plc	2.150	09/27/13	4,539
1,500,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	1,560
1,860,000		ArcelorMittal	3.750	08/05/15	1,875
2,085,000		ArcelorMittal	9.850	06/01/19	2,635
8,370,000		ArcelorMittal	7.000	10/15/39	8,686
1,015,000		Ball Corp	7.130	09/01/16	1,094
355,000		Ball Corp	7.380	09/01/19	382
4,000,000		Ball Corp	5.750	05/15/21	3,870
4,500,000	g	Braskem SA	7.000	05/07/20	4,646
3,000,000	g	Celanese US Holdings LLC	6.630	10/15/18	3,098
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,640
2,000,000		CF Industries, Inc	6.880	05/01/18	2,140
3,175,000		CF Industries, Inc	7.130	05/01/20	3,477
1,000,000		Clorox Co	3.550	11/01/15	1,029
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,306
5,000,000		Crown Americas LLC	7.750	11/15/15	5,199
4,500,000	g	CSN Resources S.A.	6.500	07/21/20	4,748
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,052
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,695
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,319
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,725
1,250,000	g	Georgia Gulf Corp	9.000	01/15/17	1,356
375,000	g	Georgia-Pacific LLC	7.000	01/15/15	389
5,000,000	g	Georgia-Pacific LLC	5.400	11/01/20	4,943
5,300,000	g	Gerdau S.A.	5.750	01/30/21	5,313
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,637
1,400,000		Greif, Inc	7.750	08/01/19	1,533
4,250,000		International Paper Co	7.300	11/15/39	4,843
2,000,000		Lyondell Chemical Co	11.000	05/01/18	2,265
3,955,000	g	Nalco Co	6.630	01/15/19	4,044
1,940,000		Newmont Mining Corp	6.250	10/01/39	2,109
4,500,000	g	POSCO	4.250	10/28/20	4,273
5,050,000		Praxair, Inc	5.250	11/15/14	5,631
10,115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	9,603
1,000,000	g	Sappi Papier Holding AG.	6.750	06/15/12	1,025
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,130
6,450,000	g	Sinochem Corp	6.300	11/12/40	6,598

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500%	04/21/20	$3,203
3,000,000		Solutia, Inc	7.880	03/15/20	3,210
4,500,000	g	Suzano Trading Ltd	5.880	01/23/21	4,410

		TOTAL MATERIALS			175,040

MEDIA - 0.9%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,203
3,750,000		CBS Corp	4.300	02/15/21	3,561
1,388,000		Cinemark USA, Inc	8.630	06/15/19	1,503
1,011,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	1,150
6,500,000		Comcast Corp	5.650	06/15/35	6,315
3,475,000		Comcast Corp	6.400	03/01/40	3,725
1,455,000	g	CSC Holdings LLC	8.500	04/15/14	1,599
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	5,255
3,000,000		DIRECTV Holdings LLC	6.000	08/15/40	3,012
4,680,000		DISH DBS Corp	7.880	09/01/19	4,891
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,500
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,125
375,000		Lamar Media Corp	6.630	08/15/15	381
2,160,000		Lamar Media Corp	7.880	04/15/18	2,295
8,700,000	g	NBC Universal, Inc	5.150	04/30/20	9,019
11,930,000	g	NBC Universal, Inc	4.380	04/01/21	11,578
1,425,000		Nielsen Finance LLC	12.500	08/01/16	1,496
3,315,000	g	Nielsen Finance LLC	7.750	10/15/18	3,431
5,495,000		Time Warner Cable, Inc	6.200	07/01/13	6,103
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,672
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,017
4,860,000		Time Warner Cable, Inc	5.880	11/15/40	4,808
3,000,000		Time Warner, Inc	3.150	07/15/15	3,048
3,825,000		Time Warner, Inc	6.500	11/15/36	4,181
3,875,000		Viacom, Inc	4.380	09/15/14	4,125

		TOTAL MEDIA			106,993

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,550,000		Abbott Laboratories	5.600	05/15/11	1,581
8,100,000		Abbott Laboratories	4.130	05/27/20	8,236
3,975,000		Abbott Laboratories	5.300	05/27/40	4,083
9,575,000		Amgen, Inc	3.450	10/01/20	9,123
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,366
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,288
4,000,000		Johnson & Johnson	5.850	07/15/38	4,604
3,140,000		Life Technologies Corp	3.500	01/15/16	3,130
7,750,000		Merck & Co, Inc	3.880	01/15/21	7,702
1,500,000	g	Mylan, Inc	7.880	07/15/20	1,616
1,750,000	g	NBTY, Inc	9.000	10/01/18	1,868
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,002
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,205
2,715,000		Novartis Capital Corp	4.400	04/24/20	2,847
3,230,000		Pfizer, Inc	5.350	03/15/15	3,631
5,140,000		Pfizer, Inc	6.200	03/15/19	6,021
3,225,000		Schering-Plough Corp	6.550	09/15/37	3,929
5,315,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	5,408
3,000,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,985

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			97,625

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.5%
2,310,000		AMB Property LP	4.500%	08/15/17	$2,310
1,610,000		Boston Properties LP	4.130	05/15/21	1,526
1,875,000		Boston Properties LP	2.880	02/15/37	1,903
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,667
1,525,000		Brandywine Operating Partnership LP	5.700	05/01/17	1,521
4,500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	5,153
2,325,000		Developers Diversified Realty Corp	7.500	04/01/17	2,597
3,460,000		Developers Diversified Realty Corp	7.880	09/01/20	3,876
255,000		Federal Realty Investment Trust	5.650	06/01/16	274
700,000		Federal Realty Investment Trust	5.900	04/01/20	742
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,775
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,647
1,925,000		Kilroy Realty Corp	5.000	11/03/15	1,911
840,000		Kimco Realty Corp	5.700	05/01/17	902
2,850,000		Liberty Property LP	4.750	10/01/20	2,820
1,480,000		Mack-Cali Realty Corp	7.750	08/15/19	1,722
915,000		National Retail Properties, Inc	6.880	10/15/17	986
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	965
1,485,000		ProLogis	7.630	08/15/14	1,675
2,325,000		Realty Income Corp	5.950	09/15/16	2,551
3,875,000		Realty Income Corp	5.750	01/15/21	4,007
2,325,000		Regency Centers LP	5.250	08/01/15	2,426
225,000		Regency Centers LP	5.880	06/15/17	240
800,000		Simon Property Group LP	5.250	12/01/16	863
3,040,000		Simon Property Group LP	10.350	04/01/19	4,157
1,000,000		Simon Property Group LP	4.380	03/01/21	988
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	1,319
2,760,000		Ventas Realty LP	3.130	11/30/15	2,659
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,565

		TOTAL REAL ESTATE			59,747

RETAILING - 0.6%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,618
7,750,000		Advance Auto Parts, Inc	5.750	05/01/20	8,095
2,000,000		Asbury Automotive Group, Inc	7.630	03/15/17	2,020
2,000,000	g	Ferrellgas Partners LP	6.500	05/01/21	1,950
3,900,000		Home Depot, Inc	5.880	12/16/36	4,057
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,323
14,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	15,011
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,225
1,000,000	g	QVC, Inc	7.130	04/15/17	1,048
2,000,000	g	QVC, Inc	7.500	10/01/19	2,105
3,875,000		Staples, Inc	9.750	01/15/14	4,696
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	909
18,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	17,341
3,750,000		Wal-Mart Stores, Inc	5.250	09/01/35	3,774
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	3,569

		TOTAL RETAILING			76,741

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
$3,838,000		Analog Devices, Inc	5.000%	07/01/14	$4,136
2,250,000	g	Broadcom Corp	1.500	11/01/13	2,235
5,350,000	g	Broadcom Corp	2.380	11/01/15	5,208
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,190

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,769

SOFTWARE & SERVICES - 0.5%
3,825,000		Adobe Systems, Inc	3.250	02/01/15	3,897
7,325,000		International Business Machines Corp	1.000	08/05/13	7,298
3,655,000		Microsoft Corp	0.880	09/27/13	3,634
4,095,000		Microsoft Corp	2.950	06/01/14	4,263
10,625,000		Microsoft Corp	1.630	09/25/15	10,362
4,750,000		Microsoft Corp	3.000	10/01/20	4,454
3,925,000		Oracle Corp	3.750	07/08/14	4,172
3,100,000		Oracle Corp	5.750	04/15/18	3,546
3,750,000	g	Oracle Corp	3.880	07/15/20	3,728
3,000,000	g	SunGard Data Systems, Inc	7.380	11/15/18	3,015
7,500,000		Symantec Corp	2.750	09/15/15	7,319

		TOTAL SOFTWARE & SERVICES			55,688

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,000,000		Amphenol Corp	4.750	11/15/14	4,273
1,000,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,065
10,685,000		Cisco Systems, Inc	4.450	01/15/20	11,195
3,300,000		General Electric Co	5.250	12/06/17	3,564
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,820
2,550,000		Hewlett-Packard Co	2.950	08/15/12	2,629
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,752
1,225,000		Hewlett-Packard Co	3.750	12/01/20	1,198
3,150,000		International Game Technology	7.500	06/15/19	3,546
3,500,000		Jabil Circuit, Inc	5.630	12/15/20	3,439
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,584
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,292
3,000,000	g	Pinafore LLC	9.000	10/01/18	3,240
3,600,000		Xerox Corp	8.250	05/15/14	4,202
5,000,000		Xerox Corp	4.250	02/15/15	5,231
2,075,000		Xerox Corp	5.630	12/15/19	2,224

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			66,254

TELECOMMUNICATION SERVICES - 1.7%
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,495
4,000,000		America Movil SAB de C.V.	6.130	03/30/40	4,242
2,500,000		AT&T, Inc	2.500	08/15/15	2,491
2,000,000		AT&T, Inc	6.150	09/15/34	2,066
3,625,000		AT&T, Inc	6.500	09/01/37	3,909
11,500,000		AT&T, Inc	6.300	01/15/38	12,132
3,886,000	g	AT&T, Inc	5.350	09/01/40	3,655
2,500,000	g	Axtel SAB de C.V.	9.000	09/22/19	2,375
1,745,000		BellSouth Capital Funding Corp	7.880	02/15/30	2,102
13,125,000		BellSouth Corp	5.200	09/15/14	14,328
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,278
14,950,000		Cellco Partnership	3.750	05/20/11	15,133
13,850,000		Cellco Partnership	8.500	11/15/18	18,122

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,500,000	g	Clearwire Communications LLC	12.000%	12/01/15	$1,616
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,376
8,500,000		France Telecom S.A.	2.130	09/16/15	8,274
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,725
2,500,000	g	Indosat Palapa Co	7.380	07/29/20	2,763
2,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	2,155
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	3,976
5,150,000	g	Qtel International Finance	4.750	02/16/21	4,913
3,000,000	g	Qwest Communications International, Inc	7.130	04/01/18	3,105
3,000,000		Qwest Corp	8.880	03/15/12	3,244
3,280,000	g	Sable International Finance Ltd	7.750	02/15/17	3,469
2,000,000		SBA Telecommunications, Inc	8.000	08/15/16	2,165
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,184
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,270
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	2,991
6,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	6,714
7,465,000		Telefonica Emisiones SAU	5.130	04/27/20	7,187
3,315,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	3,182
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,751
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,401
5,550,000		Verizon Communications, Inc	4.350	02/15/13	5,902
1,250,000		Verizon Communications, Inc	5.500	02/15/18	1,374
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,793
3,875,000		Verizon Communications, Inc	6.250	04/01/37	4,135
2,900,000		Verizon Communications, Inc	6.400	02/15/38	3,208
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,418
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,865
4,500,000		Virgin Media Finance plc	9.500	08/15/16	5,085
735,000		Windstream Corp	8.130	09/01/18	772

		TOTAL TELECOMMUNICATION SERVICES			205,341

TRANSPORTATION - 0.7%
2,000,000	g	Bombardier, Inc	7.750	03/15/20	2,155
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,996
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	3,877
7,650,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	7,995
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,580
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	7,242
4,500,000	g	DP World Ltd	6.850	07/02/37	4,138
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,453
1,000,000	g	Hertz Corp	7.500	10/15/18	1,038
2,000,000	g	Hertz Corp	7.380	01/15/21	2,020
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,858
4,500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	4,511
2,450,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	2,557
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,809
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,162
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,124
6,778,000		Northrop Grumman Corp	5.050	11/15/40	6,333
3,782,813		Totem Ocean Trailer Express, Inc	4.510	12/18/19	4,074
1,500,000		Union Pacific Corp	6.500	04/15/12	1,602
6,375,000		Union Pacific Corp	5.130	02/15/14	6,880
7,750,000		United Parcel Service, Inc	3.130	01/15/21	7,200

		TOTAL TRANSPORTATION			80,604

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

UTILITIES - 2.2%
2,500,000		AES Corp	7.750%	03/01/14	$2,669
2,250,000		AGL Capital Corp	5.250	08/15/19	2,376
2,000,000		AGL Capital Corp	6.000	10/01/34	1,977
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,739
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,885
2,000,000	g	Calpine Corp	7.500	02/15/21	1,970
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,936
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,273
2,750,000		Carolina Power & Light Co	5.700	04/01/35	2,841
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,400
4,250,000		CenterPoint Energy Resources Corp	7.880	04/01/13	4,804
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,714
2,800,000	g	Cia de Saneamento Basico do Estado de Sao Paulo	6.250	12/16/20	2,833
2,500,000		CMS Energy Corp	5.050	02/15/18	2,472
4,375,000	g	Colbun S.A.	6.000	01/21/20	4,550
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,006
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	4,339
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,056
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	3,723
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,648
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,621
900,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	957
3,600,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	3,367
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	8,010
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,444
2,500,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	2,477
2,000,000		Florida Power Corp	6.400	06/15/38	2,326
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,427
5,000,000		Georgia Power Co	5.400	06/01/40	5,051
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,904
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,601
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,153
2,460,000	g	Kazatomprom	6.250	05/20/15	2,608
5,000,000	g	Kentucky Utilities Co	3.750	11/15/20	4,760
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	3,018
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,558
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	3,977
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,793
4,500,000	g	Majapahit Holding BV	7.880	06/29/37	5,175
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,276
2,092,000		Mirant North America LLC	7.380	12/31/13	2,131
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,241
2,800,000		Nevada Power Co	6.500	08/01/18	3,233
3,500,000		Nevada Power Co	6.650	04/01/36	3,916
3,250,000		Nevada Power Co	5.380	09/15/40	3,128
3,500,000		NRG Energy, Inc	7.250	02/01/14	3,570
2,850,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	2,738
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,304
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,821
2,750,000		PacifiCorp	6.000	01/15/39	3,033

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,825,000		Pepco Holdings, Inc	2.700%	10/01/15	$4,703
6,750,000		PG&E Corp	5.750	04/01/14	7,388
750,000		Potomac Electric Power Co	7.900	12/15/38	1,005
4,500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	5,333
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,538
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,228
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,361
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,213
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,953
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	4,820
1,250,000		Questar Market Resources, Inc	6.880	03/01/21	1,313
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	1,945
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,169
4,000,000		Sempra Energy	6.000	10/15/39	4,226
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,169
2,600,000		Veolia Environnement	5.250	06/03/13	2,809
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,800
3,000,000		Williams Partners LP	3.800	02/15/15	3,100
5,350,000		Williams Partners LP	5.250	03/15/20	5,546
6,200,000		Williams Partners LP	6.300	04/15/40	6,453
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,106

		TOTAL UTILITIES			271,007

		TOTAL CORPORATE BONDS			3,774,444

		(Cost $3,628,951)

GOVERNMENT BONDS - 61.2%

AGENCY SECURITIES - 5.4%
		Federal Farm Credit Bank (FFCB)
31,850,000		FFCB	2.630	04/21/11	32,081
7,250,000		FFCB	5.380	07/18/11	7,448
9,750,000		FFCB	1.380	06/25/13	9,877
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	3,070
15,000,000		FHLB	1.880	06/21/13	15,350
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	1.750	06/15/12	5,088
15,000,000		FHLMC	5.500	08/20/12	16,191
8,600,000		FHLMC	2.130	09/21/12	8,820
5,000,000		FHLMC	4.130	12/21/12	5,329
6,000,000		FHLMC	3.500	05/29/13	6,373
27,600,000		FHLMC	2.500	04/23/14	28,596
20,000,000		FHLMC	3.000	07/28/14	21,054
		Federal National Mortgage Association (FNMA)
19,400,000		FNMA	1.380	04/28/11	19,475
8,000,000		FNMA	5.000	10/15/11	8,289
20,000,000		FNMA	2.000	01/09/12	20,322
2,000,000		FNMA	1.130	07/30/12	2,017
10,000,000		FNMA	3.630	02/12/13	10,602
20,500,000		FNMA	1.250	08/20/13	20,634
24,500,000		FNMA	2.750	02/05/14	25,602
76,000,000		FNMA	2.750	03/13/14	79,437

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,500,000		FNMA	2.500%	05/15/14	$26,457
23,500,000		FNMA	3.000	09/16/14	24,752
35,000,000		FNMA	2.630	11/20/14	36,331
22,831,439		AMAL Ltd	3.470	08/21/21	23,263
5,105,466		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,311
3,500,000		European Investment Bank	4.880	02/15/36	3,579
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,308
5,000,000		International Finance Corp	5.130	05/02/11	5,082
1,794,024		Overseas Private Investment Corp	3.420	01/15/15	1,877
23,711,024		Premier Aircraft Leasing	3.580	02/06/22	24,016
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,554
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,489
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,533
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,737
17,000,000		Private Export Funding Corp	5.450	09/15/17	19,406
10,000,000		Private Export Funding Corp	2.250	12/15/17	9,478
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,666
20,000,000		Private Export Funding Corp	4.300	12/15/21	20,568
9,148,834		San Clemente Leasing LLC	3.590	08/27/21	9,209
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,441

		TOTAL AGENCY SECURITIES			652,712

FOREIGN GOVERNMENT BONDS - 4.1%
2,270,000	g	Arab Republic of Egypt	5.750	04/29/20	2,338
3,200,000	g	Bahrain Government International Bond	5.500	03/31/20	3,259
5,300,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	5,817
4,500,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	4,624
1,675,000		Banque Centrale de Tunisie	8.250	09/19/27	2,035
4,163,000	g	Belgium Government International Bond	2.880	09/15/14	4,145
3,750,000		Belgium Kingdom	2.750	03/05/15	3,687
5,460,000		Brazilian Government International Bond	5.880	01/15/19	6,061
6,920,000		Brazilian Government International Bond	4.880	01/22/21	7,058
825,000		Brazilian Government International Bond	7.130	01/20/37	984
4,500,000		Brazilian Government International Bond	5.630	01/07/41	4,466
12,200,000		Canada Government International Bond	2.380	09/10/14	12,579
6,300,000		Chile Government International Bond	3.880	08/05/20	6,193
4,500,000		Colombia Government International Bond	6.130	01/18/41	4,613
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,643
15,000,000		Council of Europe Development Bank	2.750	02/10/15	15,422
4,370,000	g	Croatia Government International Bond	6.630	07/14/20	4,512
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,591
3,750,000	g	Dominican Republic International Bond	7.500	05/06/21	4,041
15,350,000		Export Development Canada	2.250	05/28/15	15,542
3,196,000		Export-Import Bank of Korea	5.880	01/14/15	3,461
7,450,000		Export-Import Bank of Korea	4.130	09/09/15	7,571
5,000,000		Export-Import Bank of Korea	5.130	06/29/20	5,148
9,895,000		Federative Republic of Brazil	6.000	01/17/17	11,196
3,583,333		Federative Republic of Brazil	8.000	01/15/18	4,193
4,400,000		Italy Government International Bond	5.380	06/12/17	4,514
4,000,000		Italy Government International Bond	6.880	09/27/23	4,408
3,330,000		Korea Development Bank	3.250	03/09/16	3,238
12,000,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	12,441
5,000,000	g	Lithuania Government International Bond	5.130	09/14/17	4,926

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,000,000		Mexico Government International Bond	6.380%	01/16/13	$1,093
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,263
3,592,000		Mexico Government International Bond	6.050	01/11/40	3,673
4,500,000		Panama Government International Bond	6.700	01/26/36	5,018
2,435,000		Peruvian Government International Bond	7.130	03/30/19	2,910
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,460
2,500,000		Peruvian Government International Bond	6.550	03/14/37	2,738
4,500,000		Poland Government International Bond	3.880	07/16/15	4,574
8,385,000		Poland Government International Bond	6.380	07/15/19	9,393
7,000,000	g	Portugal Government International Bond	3.500	03/25/15	6,467
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,232
1,000,000	g	Province of Buenos Aires Argentina	11.750	10/05/15	1,033
3,000,000	g	Province of Cordoba	12.380	08/17/17	3,120
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,757
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,067
12,000,000		Province of Nova Scotia Canada	2.380	07/21/15	12,012
20,000,000		Province of Ontario Canada	2.630	01/20/12	20,411
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,596
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,031
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,165
10,000,000		Province of Ontario Canada	4.000	10/07/19	10,273
13,000,000		Province of Ontario Canada	4.400	04/14/20	13,591
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,523
8,835,000		Province of Quebec Canada	4.630	05/14/18	9,558
22,500,000		Province of Quebec Canada	3.500	07/29/20	21,781
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,239
230,000	g	Qatar Government International Bond	4.000	01/20/15	238
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,165
2,700,000		Republic of Hungary	6.250	01/29/20	2,612
4,500,000		Republic of Korea	5.750	04/16/14	4,916
2,250,000	g	Republic of Lithuania	6.750	01/15/15	2,430
3,733,334		Republic of Serbia	6.750	11/01/24	3,655
4,500,000		Republic of Turkey	7.500	07/14/17	5,321
7,000,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	7,009
3,500,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,500
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,273
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,723
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,751
4,500,000		Turkey Government International Bond	5.630	03/30/21	4,680
3,500,000	g	Ukraine Government International Bond	6.880	09/23/15	3,557
3,500,000	g	Ukraine Government International Bond	7.750	09/23/20	3,561
2,180,000		United Mexican States	5.880	02/17/14	2,480
3,500,000		United Mexican States	5.950	03/19/19	3,903
500,000		United Mexican States	5.130	01/15/20	521
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,130

		TOTAL FOREIGN GOVERNMENT BONDS			504,109

MORTGAGE BACKED - 31.1%
		Federal Home Loan Mortgage Corp (FHLMC)
947,297		FHLMC	5.750	12/15/18	983
6,174,735	i	FHLMC	2.600	02/01/36	6,429
6,304,203	i	FHLMC	5.810	07/01/36	6,585
4,714,766	i	FHLMC	2.910	09/01/36	4,916

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,776,099	i	FHLMC	5.630%	09/01/36	$3,968
5,055,465	i	FHLMC	5.870	09/01/36	5,348
3,688,620	i	FHLMC	5.920	09/01/36	3,900
9,535,360	i	FHLMC	5.750	02/01/37	10,198
10,907,349	i	FHLMC	5.500	03/01/37	11,532
9,679,431	i	FHLMC	5.880	04/01/37	10,373
711,168	i	FHLMC	5.720	05/01/37	761
7,314,089	i	FHLMC	5.590	06/01/37	7,752
5,851,371	i	FHLMC	5.640	08/01/37	6,220
5,840,571	i	FHLMC	5.640	09/01/37	6,205
		Federal Home Loan Mortgage Corp Gold (FGLMC)
7,012		FGLMC	6.000	04/01/11	7
159,534		FGLMC	7.000	07/01/13	170
898,068		FGLMC	6.500	12/01/16	977
6,841,554		FGLMC	5.000	09/01/18	7,296
3,210,538		FGLMC	4.500	10/01/18	3,389
1,910,996		FGLMC	4.500	11/01/18	2,017
1,873,428		FGLMC	5.500	01/01/19	2,035
893,741		FGLMC	4.000	06/01/19	927
3,835,121		FGLMC	4.500	01/01/20	4,048
2,756,860		FGLMC	4.500	07/01/20	2,909
1,923,029		FGLMC	4.500	08/01/20	2,030
276,440		FGLMC	7.000	10/01/20	314
27,607,555		FGLMC	4.500	06/01/21	29,109
8,951,944		FGLMC	4.500	06/01/21	9,439
3,501,340		FGLMC	5.000	04/01/23	3,699
46,813		FGLMC	7.000	05/01/23	53
594,101		FGLMC	6.000	10/01/23	652
574,854		FGLMC	6.000	11/01/23	632
12,653,198		FGLMC	4.000	07/01/24	13,013
4,420,288		FGLMC	4.500	09/01/24	4,619
33,000,000	h	FGLMC	5.000	01/15/26	34,846
133,719		FGLMC	8.000	01/01/31	156
72,654		FGLMC	7.000	11/01/31	83
171,416		FGLMC	7.000	12/01/31	195
86,174		FGLMC	7.000	12/01/31	98
143,307		FGLMC	7.000	12/01/31	163
6,592		FGLMC	7.000	01/01/32	8
368,496		FGLMC	8.000	02/01/32	431
5,840,185		FGLMC	4.500	07/01/33	6,032
2,969,798		FGLMC	5.500	11/01/33	3,227
13,822,905		FGLMC	5.500	12/01/33	14,843
3,833,126		FGLMC	5.500	12/01/33	4,118
19,709,552		FGLMC	7.000	12/01/33	22,447
43,306,186		FGLMC	5.000	01/01/34	45,717
9,153,410		FGLMC	5.000	05/01/34	9,651
5,573,399		FGLMC	6.000	09/01/34	6,099
18,826,971		FGLMC	4.500	10/01/34	19,446
1,443,882		FGLMC	5.500	12/01/34	1,550
7,487,906		FGLMC	4.500	04/01/35	7,725
2,686,509		FGLMC	6.000	05/01/35	2,947
1,653,825		FGLMC	6.000	05/01/35	1,814
2,136,564		FGLMC	6.000	05/01/35	2,337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,784,956		FGLMC	6.000%	05/01/35	$3,053
4,876,435		FGLMC	6.000	05/01/35	5,331
3,100,204		FGLMC	6.000	05/01/35	3,391
8,003,265		FGLMC	7.000	05/01/35	9,115
1,441,333		FGLMC	5.500	06/01/35	1,547
1,388,454		FGLMC	5.500	06/01/35	1,489
4,871,193		FGLMC	5.500	06/01/35	5,224
16,508,452		FGLMC	5.500	06/01/35	17,713
3,047,834		FGLMC	6.000	06/01/35	3,338
12,723,750		FGLMC	4.500	08/01/35	13,118
1,551,635		FGLMC	5.000	10/01/35	1,635
448,014		FGLMC	6.500	11/01/35	505
1,842,690		FGLMC	6.000	01/01/36	2,003
3,593,437		FGLMC	5.000	02/01/36	3,787
1,484,402		FGLMC	5.500	04/01/36	1,592
1,254,411		FGLMC	6.500	05/01/36	1,395
9,048,352		FGLMC	6.500	10/01/36	10,064
15,931,779		FGLMC	5.500	04/01/37	16,998
24,971,633		FGLMC	5.500	05/01/37	26,643
9,080,565		FGLMC	6.000	08/01/37	9,920
3,772,326		FGLMC	6.000	09/01/37	4,121
6,034,355		FGLMC	6.500	11/01/37	6,696
17,262,411		FGLMC	5.000	04/01/38	18,213
13,571,239		FGLMC	6.000	11/01/38	14,715
13,646,776		FGLMC	4.500	05/01/39	13,997
17,445,478		FGLMC	4.000	06/01/39	17,337
9,879,224		FGLMC	5.000	07/01/39	10,367
9,000,000	h	FGLMC	6.000	01/15/40	9,748
50,000,000	h	FGLMC	4.500	01/15/41	51,234
100,000,000	h	FGLMC	5.000	01/15/41	104,875
49,000,000	h	FGLMC	5.500	01/15/41	52,216
		Federal National Mortgage Association (FNMA)
712		FNMA	8.000	06/01/11	1
307		FNMA	8.000	07/01/11	0	^
106,294		FNMA	5.000	06/01/13	114
2,646,359		FNMA	4.440	07/01/13	2,790
3,521,757		FNMA	4.760	10/01/13	3,671
1,358,057		FNMA	4.780	02/01/14	1,456
5,254,359		FNMA	4.440	04/01/14	5,590
1,512,658		FNMA	4.560	01/01/15	1,612
264,600		FNMA	7.500	02/01/15	290
638,742		FNMA	7.500	04/01/15	700
532,163		FNMA	7.500	04/01/15	570
57,658		FNMA	6.500	03/01/16	63
20,952		FNMA	6.500	04/01/16	23
471,124		FNMA	6.500	10/01/16	514
341,310		FNMA	6.500	11/01/16	372
3,902,462		FNMA	5.000	12/01/17	4,174
961,164		FNMA	6.500	02/01/18	1,052
2,814,270		FNMA	5.500	03/01/18	3,036
6,841,149		FNMA	5.500	04/01/18	7,381
556,533		FNMA	5.500	04/01/18	601
743,370		FNMA	6.500	04/01/18	813

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$186,861		FNMA	5.500%	05/01/18	$202
10,826,851		FNMA	4.500	12/01/18	11,470
351,928		FNMA	6.000	01/01/19	384
75,145		FNMA	6.000	02/01/19	82
6,377,431		FNMA	5.000	04/01/19	6,821
3,338,673		FNMA	4.500	06/01/19	3,533
4,625,002		FNMA	5.000	03/01/20	4,952
2,382,723		FNMA	5.500	07/01/20	2,587
1,590,170		FNMA	4.500	11/01/20	1,683
4,709,745		FNMA	5.000	12/01/20	5,031
7,027,984		FNMA	5.000	03/01/21	7,525
4,308,994		FNMA	5.500	08/01/21	4,638
5,422,270		FNMA	4.500	03/01/23	5,693
103,913		FNMA	8.000	03/01/23	120
12,176,387		FNMA	4.500	06/01/23	12,785
12,257,902		FNMA	5.000	07/01/23	13,011
9,656,917		FNMA	5.000	07/01/23	10,250
3,717,590		FNMA	5.000	12/01/23	3,959
1,081,181		FNMA	5.500	02/01/24	1,170
13,207,450		FNMA	4.000	05/01/24	13,622
2,068,788		FNMA	5.500	07/01/24	2,236
318,792		FNMA	8.000	07/01/24	367
4,200,918		FNMA	4.500	08/01/24	4,406
2,821,783		FNMA	5.500	08/01/24	3,050
17,818,583		FNMA	4.000	09/01/24	18,378
22,000,000	h	FNMA	4.500	01/25/25	23,062
9,672,701		FNMA	5.000	10/01/25	10,286
67,151		FNMA	9.000	11/01/25	78
31,000,000	h	FNMA	4.000	01/25/26	31,925
53,000,000	h	FNMA	5.000	01/25/26	56,230
5,177,284		FNMA	6.500	07/01/32	5,821
248,073		FNMA	7.000	07/01/32	283
623,509		FNMA	7.000	07/01/32	711
6,735,601		FNMA	5.500	01/01/33	7,252
7,642,764		FNMA	6.000	01/01/33	8,335
994,117		FNMA	5.000	02/01/33	1,051
7,094,011		FNMA	4.500	03/25/33	7,522
3,987,800		FNMA	4.500	08/01/33	4,123
4,212,120		FNMA	5.000	08/01/33	4,455
6,887,732		FNMA	4.500	10/01/33	7,122
3,999,499		FNMA	5.000	10/01/33	4,230
2,469,230		FNMA	5.000	10/01/33	2,612
1,136,482		FNMA	5.000	10/01/33	1,202
32,120,568		FNMA	5.000	11/01/33	33,972
631,550		FNMA	5.000	11/01/33	668
7,153,510		FNMA	5.000	11/01/33	7,566
6,339,686		FNMA	5.000	11/01/33	6,705
5,824,163		FNMA	5.500	12/01/33	6,320
767,661		FNMA	5.500	12/01/33	827
2,024,566		FNMA	5.500	12/01/33	2,182
1,717,213		FNMA	5.000	03/01/34	1,816
4,278,505		FNMA	5.000	03/01/34	4,525
1,486,552		FNMA	5.000	03/01/34	1,572

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,344,876		FNMA	5.000%	03/01/34	$11,999
1,352,068		FNMA	5.000	03/01/34	1,430
5,127,605		FNMA	5.500	03/01/34	5,559
11,026,490		FNMA	5.000	04/01/34	11,648
42,587,693		FNMA	5.000	08/01/34	45,011
6,537,586		FNMA	6.000	08/01/34	7,202
3,182,245		FNMA	5.500	09/01/34	3,446
2,086,398		FNMA	5.500	09/01/34	2,259
1,919,135		FNMA	5.500	10/01/34	2,081
1,792,025		FNMA	5.500	10/01/34	1,931
2,088,172		FNMA	6.000	12/01/34	2,293
4,163,935		FNMA	5.500	01/01/35	4,484
45,406,056		FNMA	5.500	02/01/35	48,944
3,156,747		FNMA	5.500	04/01/35	3,422
4,231,736		FNMA	6.000	04/01/35	4,642
11,170,009		FNMA	4.500	05/01/35	11,549
14,199,159		FNMA	5.500	05/01/35	15,270
4,877,518		FNMA	6.000	05/01/35	5,347
2,430,164		FNMA	5.500	06/01/35	2,615
1,763,115		FNMA	5.500	06/01/35	1,897
3,411,127		FNMA	5.500	06/01/35	3,668
569,092		FNMA	5.500	06/01/35	612
722,928		FNMA	5.500	06/01/35	783
114,018		FNMA	7.500	06/01/35	131
1,419,203		FNMA	5.500	07/01/35	1,526
2,267,138		FNMA	6.000	07/01/35	2,474
6,444,906		FNMA	4.500	08/01/35	6,652
8,598,430		FNMA	5.000	08/01/35	9,078
9,003,989		FNMA	5.500	09/01/35	9,762
9,172,929		FNMA	5.000	10/01/35	9,685
5,086,802		FNMA	5.500	11/01/35	5,470
9,799,980		FNMA	5.000	02/01/36	10,347
4,855,091	i	FNMA	5.630	02/01/36	5,080
18,860,471		FNMA	6.000	03/01/36	20,559
3,391,064		FNMA	5.000	04/01/36	3,570
2,411,154	i	FNMA	5.880	07/01/36	2,542
3,923,120		FNMA	6.500	09/01/36	4,397
7,283,535		FNMA	6.000	12/01/36	7,939
6,826,242		FNMA	6.500	03/01/37	7,650
232,892		FNMA	6.500	03/01/37	259
4,575,454		FNMA	7.000	04/01/37	5,181
8,455,640		FNMA	6.500	08/01/37	9,476
2,504,679		FNMA	6.500	08/01/37	2,817
4,922,806		FNMA	6.000	09/01/37	5,461
5,285,108		FNMA	6.000	09/01/37	5,863
3,078,266		FNMA	6.000	09/01/37	3,415
4,125,250		FNMA	6.000	09/01/37	4,577
8,181,557		FNMA	6.500	09/01/37	9,100
7,054,033		FNMA	6.500	09/01/37	7,905
3,613,024		FNMA	6.500	09/01/37	4,019
6,673,050		FNMA	6.500	09/01/37	7,422
972,000		FNMA	6.500	09/01/37	1,088
11,960,905	i	FNMA	5.850	10/01/37	12,751

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,493,384		FNMA	7.000%	11/01/37	$2,824
854,904		FNMA	6.500	01/01/38	951
215,975		FNMA	6.500	02/01/38	241
4,598,759		FNMA	6.500	03/01/38	5,114
372,670		FNMA	6.500	03/01/38	414
1,140,824		FNMA	6.500	03/01/38	1,269
4,288,933		FNMA	5.000	04/01/38	4,512
7,978,477		FNMA	5.000	05/01/38	8,394
16,724,647		FNMA	6.000	07/01/38	18,199
7,017,615	i	FNMA	4.950	10/01/38	7,419
29,440,321		FNMA	6.000	10/01/38	32,036
11,292,606		FNMA	4.500	01/01/39	11,602
7,423,587		FNMA	5.500	01/01/39	7,947
8,481,945		FNMA	6.000	01/01/39	9,227
6,754,343		FNMA	6.000	01/01/39	7,348
11,571,603		FNMA	4.500	02/01/39	11,889
20,418,897		FNMA	4.500	02/01/39	20,978
7,397,187		FNMA	5.500	02/01/39	7,919
10,165,243		FNMA	4.000	04/01/39	10,135
17,118,292		FNMA	4.500	05/01/39	17,590
13,707,153		FNMA	4.500	08/01/39	14,085
180,000,000	h	FNMA	4.000	01/25/40	179,044
49,000,000	h	FNMA	4.500	01/25/40	50,294
201,000,000	h	FNMA	5.000	01/25/40	211,301
248,000,000	h	FNMA	5.500	01/25/40	265,321
297,000,000	h	FNMA	6.000	01/25/40	322,803
25,000,000	h	FNMA	6.500	01/25/40	27,781
83,456,517		FNMA	4.500	09/01/40	85,745
56,800,526		FNMA	4.500	09/01/40	58,358
19,957,284		FNMA	4.000	11/01/40	19,873
32,582,430		FNMA	4.500	11/01/40	33,475
22,000,000	h	FNMA	3.500	01/25/41	21,010
		Government National Mortgage Association (GNMA)
21,172		GNMA	9.000	06/15/16	24
4,521		GNMA	9.000	09/15/16	5
8,611		GNMA	9.000	09/15/16	10
12,746		GNMA	9.000	11/15/16	13
6,487		GNMA	9.000	12/15/16	7
9,007		GNMA	9.000	12/15/16	9
90,615		GNMA	9.500	12/15/16	103
36,482		GNMA	8.000	06/15/24	43
61,982		GNMA	8.500	11/20/30	75
73,776		GNMA	8.500	12/20/30	89
3,145,617		GNMA	5.500	07/15/33	3,417
1,568,592		GNMA	5.500	11/20/33	1,699
5,936,634		GNMA	5.500	03/20/35	6,419
3,540,417		GNMA	5.500	12/20/35	3,828
2,386,214		GNMA	6.000	10/20/36	2,624
2,515,308		GNMA	6.000	01/20/37	2,760
6,917,569		GNMA	6.000	02/20/37	7,591
6,879,854		GNMA	6.000	12/15/37	7,577
9,450,134		GNMA	5.000	04/15/38	10,054
12,066,863		GNMA	5.500	07/15/38	13,053

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,378,871		GNMA	5.500%	07/20/38	$11,180
3,612,448		GNMA	6.000	08/15/38	3,977
3,484,160		GNMA	6.000	08/20/38	3,822
4,574,622		GNMA	6.500	11/20/38	5,140
12,904,524		GNMA	4.500	03/15/39	13,415
14,793,869		GNMA	4.500	05/15/39	15,379
6,959,516		GNMA	5.000	06/15/39	7,478
6,386,279		GNMA	5.000	06/15/39	6,862
15,775,924		GNMA	4.500	07/20/39	16,403
5,189,525		GNMA	5.000	07/20/39	5,520
5,735,495		GNMA	4.000	08/15/39	5,788
172,000,000	h	GNMA	4.500	01/15/40	178,558
152,000,000	h	GNMA	5.000	01/15/40	161,595
48,000,000	h	GNMA	5.500	01/15/40	51,870
35,000,000	h	GNMA	4.000	01/15/41	35,235
40,000,000	h	GNMA	6.000	01/15/41	43,981
50,000,000	h	GNMA	5.000	01/20/41	53,149
10,225,977		GNMA	6.230	09/15/43	10,878
7,949,564		GNMA	6.500	01/15/44	8,664
4,173,755		National Credit Union Administration	1.840	10/07/20	4,132

		TOTAL MORTGAGE BACKED			3,774,861

MUNICIPAL BONDS - 0.6%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,123
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	12,006
13,000,000		Long Island Power Authority	5.850	05/01/41	11,920
16,100,000		State of California	7.630	03/01/40	16,799
15,250,000		State of Illinois	6.730	04/01/35	13,997
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,871

		TOTAL MUNICIPAL BONDS			70,716

U.S. TREASURY SECURITIES - 20.0%
358,872,000		United States Treasury Bond	8.000	11/15/21	507,580
22,000,000		United States Treasury Bond	6.380	08/15/27	28,311
49,175,000		United States Treasury Bond	5.250	02/15/29	56,398
111,861,000		United States Treasury Bond	5.380	02/15/31	130,580
677,000		United States Treasury Bond	4.500	02/15/36	701
13,495,000		United States Treasury Bond	3.500	02/15/39	11,629
90,332,000		United States Treasury Bond	4.380	05/15/40	90,769
62,385,000		United States Treasury Bond	3.880	08/15/40	57,462
12,000,000		United States Treasury Note	1.000	04/30/12	12,097
26,650,000		United States Treasury Note	1.880	06/15/12	27,211
5,410,000		United States Treasury Note	0.630	06/30/12	5,426
8,300,000		United States Treasury Note	0.630	07/31/12	8,323
3,000,000		United States Treasury Note	0.380	08/31/12	2,995
6,477,000		United States Treasury Note	1.380	10/15/12	6,572
102,500,000		United States Treasury Note	1.380	11/15/12	104,030
30,940,000		United States Treasury Note	1.130	06/15/13	31,194
8,590,000		United States Treasury Note	0.750	08/15/13	8,573
25,195,000		United States Treasury Note	3.130	08/31/13	26,728
44,650,000		United States Treasury Note	0.750	09/15/13	44,507
81,829,000		United States Treasury Note	3.130	09/30/13	86,809
3,835,000		United States Treasury Note	0.500	10/15/13	3,792

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$62,337,000		United States Treasury Note	2.750%	10/31/13	$65,527
24,675,000		United States Treasury Note	0.500	11/15/13	24,357
189,533,000		United States Treasury Note	2.000	11/30/13	195,130
2,155,000		United States Treasury Note	0.750	12/15/13	2,140
10,967,000		United States Treasury Note	2.250	05/31/14	11,345
22,985,000		United States Treasury Note	2.380	08/31/14	23,811
22,415,000		United States Treasury Note	2.130	11/30/14	22,961
76,420,000		United States Treasury Note	2.250	01/31/15	78,450
62,411,000		United States Treasury Note	2.500	04/30/15	64,522
197,421,000		United States Treasury Note	2.130	05/31/15	200,567
37,717,000		United States Treasury Note	1.880	06/30/15	37,867
70,952,000		United States Treasury Note	1.750	07/31/15	70,725
200,332,500		United States Treasury Note	1.250	09/30/15	194,369
18,485,000		United States Treasury Note	1.250	10/31/15	17,890
21,347,000		United States Treasury Note	1.380	11/30/15	20,745
300,000		United States Treasury Note	2.630	02/29/16	308
9,800,000		United States Treasury Note	2.380	03/31/16	9,924
18,075,000		United States Treasury Note	2.630	04/30/16	18,503
50,000,000		United States Treasury Note	3.130	10/31/16	52,156
1,075,000		United States Treasury Note	3.000	02/28/17	1,109
17,690,000		United States Treasury Note	1.880	08/31/17	16,887
17,000,000		United States Treasury Note	2.250	11/30/17	16,531
26,579,500		United States Treasury Note	2.630	11/15/20	25,072
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	12,140

		TOTAL U.S. TREASURY SECURITIES			2,434,723

		TOTAL GOVERNMENT BONDS			7,437,121

		(Cost $7,268,132)

STRUCTURED ASSETS - 6.1%

ASSET BACKED - 1.5%
3,690,000	g	Ally Master Owner Trust	2.880	04/15/13	3,779
		Series - 2010 3 (Class A)
500,000	g	Ally Master Owner Trust	4.250	04/15/17	529
		Series - 2010 2 (Class A)
5,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,288
		Series - 2010 1 (Class C)
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	4,999
		Series - 2010 3 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	5,371
		Series - 2010 5A (Class A)
2,200,000		CarMax Auto Owner Trust	3.750	12/15/15	2,251
		Series - 2010 1 (Class B)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,377
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	514
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	234
		Series - 2004 2 (Class 1B)
3,228,921		CIT Group Home Equity Loan Trust	6.200	02/25/30	3,076
		Series - 2002 1 (Class AF6)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$682,305		CIT Group Home Equity Loan Trust	6.390%	12/25/30	$113
		Series - 2002 2 (Class MF2)
11,018		CIT Group Home Equity Loan Trust	6.830	06/25/33	0	^
		Series - 2002 2 (Class BF)
14,700,349		Citicorp Mortgage Securities, Inc	5.710	07/25/36	14,843
		Series - 2006 1 (Class A3)
4,639,867		Citicorp Mortgage Securities, Inc	5.560	09/25/36	4,669
		Series - 2006 2 (Class A3)
6,570,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	6,445
		Series - 2006 15 (Class A2)
649,177	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	367
		Series - 2004 B (Class 1A)
4,297,613	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	4,225
		Series - 2007 MX1 (Class A1)
20,413,618	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	16,897
		Series - 2007 1A (Class AF3)
2,865,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	3,013
		Series - 2010 3 (Class B)
1,000,000	g	GE Equipment Midticket LLC	1.470	07/14/15	991
		Series - 2010 1 (Class A4)
2,621,908		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	2,534
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,088
		Series - 2006 HLTV (Class A4)
1,026,891		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	1,032
		Series - 2007 1 (Class A1F)
2,236,093	i	Morgan Stanley ABS Capital I	0.270	01/25/37	2,167
		Series - 2007 HE2 (Class A2A)
1,080,000	g	Navistar Financial Corp Owner Trust	4.080	03/19/18	1,063
		Series - 2010 B (Class C)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	4,585
		Series - 2006 3 (Class AF3)
10,033,387	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	8,541
		Series - 2004 RS11 (Class M1)
560,066	i	Residential Asset Securities Corp	6.490	10/25/30	488
		Series - 2001 KS2 (Class AI6)
4,191,785		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	4,110
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,459
		Series - 2006 HI5 (Class A3)
4,344,753		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,303
		Series - 2005 HI1 (Class A5)
849,434		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	845
		Series - 2006 HI2 (Class A2)
302,350		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	301
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,666
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,446
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	120
		Series - 2006 HI1 (Class M2)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$30,000,000		Residential Funding Mortgage Securities II, Inc	5.440%	09/25/36	$27,564
		Series - 2006 HI4 (Class A3)
574,280		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	572
		Series - 2006 HI4 (Class A2)
3,890,605	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	3,696
		Series - 2006 NC2 (Class A2)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	8,419
		Series - 2010 VNO (Class C)
1,492,516	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,231
		Series - 2006 N1 (Class N1)
3,212,255	g,i	Wachovia Loan Trust	0.620	05/25/35	1,997
		Series - 2005 SD1 (Class A)
3,646,115	i	Wells Fargo Home Equity Trust	0.400	07/25/36	3,312
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	554
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,353
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			181,427

OTHER MORTGAGE BACKED - 4.6%
7,314,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	6,826
		Series - 2005 3 (Class AJ)
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	6,699
		Series - 2006 6 (Class A4)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	10,213
		Series - 2007 2 (Class A4)
12,875,000	g,i	Banc of America Large Loan, Inc	5.770	12/24/49	13,611
		Series - 2009 UB2 (Class A4AB)
369,319		Bank of America Alternative Loan Trust	5.500	09/25/19	376
		Series - 2004 8 (Class 3A1)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,771
		Series - 2006 PW14 (Class A4)
4,000,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	4,325
		Series - 2006 PW11 (Class A4)
7,525,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	7,895
		Series - 2005 PWR8 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	6,882
		Series - 2006 PW13 (Class AM)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	8,613
		Series - 2006 T24 (Class A4)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	774
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	10,994
		Series - 2004 T16 (Class A6)
8,540,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	9,053
		Series - 2007 PW17 (Class A4)
9,150,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	9,534
		Series - 2007 PW18 (Class A4)
6,225,000		Chase Mortgage Finance Corp	5.500	10/25/35	6,292
		Series - 2005 S2 (Class A24)
6,792,500		Citigroup, Inc	5.320	12/11/49	7,041
		Series - 2007 CD4 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,274,000	i	Commercial Mortgage Pass Through Certificates	5.810%	12/10/49	$18,584
		Series - 2007 C9 (Class A4)
6,932,579		Countrywide Alternative Loan Trust	5.500	08/25/16	6,778
		Series - 2004 30CB (Class 1A15)
3,730,220		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	3,814
		Series - 2005 17 (Class 1A10)
3,026,054		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	3,017
		Series - 2005 J3 (Class 1A1)
14,207,463	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	13,289
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
3,938,240	g,i	Certificate	0.450	05/15/23	3,869
		Series - 2006 HC1A (Class A1)
3,700,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	3,740
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,542
		Series - 2005 C5 (Class A4)
2,710,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,622
		Series - 2005 C5 (Class AJ)
1,056,545		First Horizon Asset Securities, Inc	5.500	11/25/33	1,079
		Series - 2003 9 (Class 1A4)
7,452,740	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	7,411
		Series - 2003 AR1 (Class A5)
5,537,800	i	Greenwich Capital Commercial Funding Corp	5.880	07/10/38	6,042
		Series - 2006 GG7 (Class A4)
8,240,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	8,486
		Series - 2006 GG7 (Class AM)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	15,993
		Series - 2007 GG9 (Class A4)
4,425,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	4,421
		Series - 2007 GG9 (Class AM)
29,292,248		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	30,951
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	6,885
		Series - 2006 GG6 (Class A4)
9,300,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	9,396
		Series - 2006 GG6 (Class AM)
16,615,000		GS Mortgage Securities Corp II	5.560	11/10/39	17,624
		Series - 2006 GG8 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	8,903
		Series - 2010 C1 (Class B)
3,175,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	3,011
		Series - 2010 C2 (Class C)
3,194,526	i	GSR Mortgage Loan Trust	2.960	01/25/36	3,089
		Series - 2006 AR1 (Class 2A2)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	4,325
		Series - 2006 FL1A (Class A2)
4,650,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	4,986
		Series - 2009 IWST (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	07/12/37	11,494
		Series - 2002 C1 (Class A3)
1,290,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	1,220
		Series - 2010 C2 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530%	11/15/43	$2,340
		Series - 2010 C2 (Class C)
14,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	15,251
		Series - 2006 LDP9 (Class A3)
5,102,186		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	5,347
		Series - 2007 CB18 (Class A4)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	10,881
		Series - 2007 LD11 (Class A4)
5,497,777	i	JP Morgan Mortgage Trust	4.310	04/25/35	5,531
		Series - 2005 A2 (Class 5A1)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	8,169
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	7,869
		Series - 2005 C2 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	3,311
		Series - 2003 C1 (Class A4)
17,500,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	18,377
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	12,710
		Series - 2007 C2 (Class A3)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,725
		Series - 2007 C6 (Class A4)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,792
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	2,694
		Series - 2006 C1 (Class A4)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	5,074
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	5,603
		Series - 2007 8 (Class AM)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	13,005
		Series - 2006 4 (Class A3)
9,930,000	i	Morgan Stanley Capital I	5.270	06/13/41	10,636
		Series - 2004 T15 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	9,324
		Series - 2005 HQ5 (Class A4)
7,500,000	i	Morgan Stanley Capital I	5.730	10/15/42	8,231
		Series - 2006 IQ11 (Class A4)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	13,699
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	6,922
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	07/12/44	4,977
		Series - 2006 HQ9 (Class A4)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	3,134
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	2,953
		Series - 0 IQ9 (Class AJ)
6,714,000	g,i	RBSCF Trust	4.670	04/15/24	6,511
		Series - 2010 MB1 (Class D)
2,370,970	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	2,314
		Series - 2005 6XS (Class A3)
1,642,300	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	1,636
		Series - 2006 6 (Class 2A1)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,165,000	i	Wachovia Bank Commercial Mortgage Trust	5.360%	12/15/44	$2,957
		Series - 2005 C22 (Class AJ)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	7,616
		Series - 2007 C31 (Class A5)
10,735,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	9,538
		Series - 2006 C29 (Class AJ)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	6,357
		Series - 2007 C33 (Class A4)
8,565,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	8,842
		Series - 2007 C33 (Class A5)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	4,758
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			557,554

		TOTAL STRUCTURED ASSETS			738,981

		(Cost $712,567)

		TOTAL BONDS			11,950,546

		(Cost $11,609,650)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	296
1,527,061	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	855

		TOTAL BANKS			1,151

		TOTAL PREFERRED STOCKS			1,151

		(Cost $49,941)

TIAA-CREF MUTUAL FUND- 0.0%
574,127	a	TIAA-CREF High-Yield Fund			5,632

		TOTAL TIAA-CREF MUTUAL FUND			5,632

		(Cost $5,319)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 16.7%

GOVERNMENT AGENCY DEBT - 9.5%
		Federal Home Loan Bank (FHLB)
$50,000,000		FHLB		01/03/11	50,000
38,296,000		FHLB		01/04/11	38,296
25,857,000		FHLB		01/05/11	25,857
50,000,000		FHLB		01/07/11	49,999
50,000,000		FHLB		01/10/11	49,999
149,204,000		FHLB		01/13/11	149,202
115,922,000		FHLB		01/14/11	115,918
25,000,000		FHLB		01/19/11	24,998
27,689,000		FHLB		01/21/11	27,687
19,700,000		FHLB		01/24/11	19,698
88,000,000		FHLB		01/26/11	87,991
50,000,000		FHLB		01/28/11	49,995

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$100,000,000	FHLB		02/11/11	$99,984
29,748,000	FHLB		03/16/11	29,741
	Federal Home Loan Mortgage Corp (FHLMC)
60,970,000	FHLMC		01/18/11	60,967
50,000,000	FHLMC		01/24/11	49,996
50,000,000	FHLMC		01/31/11	49,994
16,000,000	FHLMC		02/07/11	15,998
	Federal National Mortgage Association (FNMA)
40,000,000	FNMA		01/05/11	40,000
22,145,000	FNMA		02/14/11	22,141
50,000,000	FNMA		02/16/11	49,991
50,000,000	FNMA		02/17/11	49,993

	TOTAL GOVERNMENT AGENCY DEBT			1,158,445

TREASURY DEBT - 7.2%
29,343,000	United States Treasury Bill		01/06/11	29,343
387,502,000	United States Treasury Bill		01/13/11	387,493
221,346,000	United States Treasury Bill		01/20/11	221,337
50,000,000	United States Treasury Bill		02/03/11	49,995
50,000,000	United States Treasury Bill		03/03/11	49,990
42,000,000	United States Treasury Bill		03/10/11	41,991
75,000,000	United States Treasury Bill		03/31/11	74,976
12,000,000	United States Treasury Bill		12/15/11	11,970

	TOTAL TREASURY DEBT			867,095

	TOTAL SHORT-TERM INVESTMENTS			2,025,540

	(Cost $2,025,536)

	TOTAL INVESTMENTS - 115.2%			13,997,980
	(Cost $13,705,455)
	OTHER ASSETS & LIABILITIES, NET - (15.2)%			(1,849,510)

	NET ASSETS - 100.0%			$12,148,470

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2010 the value of these securities amounted to $796,475,000 or 6.6% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.2%

U.S. TREASURY SECURITIES - 99.2%
	k	United States Treasury Inflation Indexed Bonds
$79,375,618		3.380%, 01/15/12	$82,979
227,975,299		2.000, 04/15/12	236,257
359,890,515		3.000, 07/15/12	382,271
184,023,174		0.630, 04/15/13	189,587
344,257,561		1.880, 07/15/13	367,091
359,045,209		2.000, 01/15/14	385,469
228,691,420		1.250, 04/15/14	240,501
305,346,162		2.000, 07/15/14	330,036
319,472,327		1.630, 01/15/15	340,662
169,542,240		0.500, 04/15/15	173,304
285,142,768		1.880, 07/15/15	308,890
278,174,655		2.000, 01/15/16	302,906
264,860,051		2.500, 07/15/16	297,264
240,549,317		2.380, 01/15/17	268,062
217,377,380		2.630, 07/15/17	247,386
223,455,357		1.630, 01/15/18	239,115
210,547,920		1.380, 07/15/18	221,881
218,498,280		2.130, 01/15/19	241,782
226,365,880		1.880, 07/15/19	246,120
257,087,712		1.380, 01/15/20	267,170
245,322,303		1.250, 07/15/20	251,187
388,401,942		2.380, 01/15/25	432,218
260,957,468		2.000, 01/15/26	277,084
213,319,183		2.380, 01/15/27	237,068
214,112,094		1.750, 01/15/28	217,959
274,526,345		3.630, 04/15/28	354,375
201,079,536		2.500, 01/15/29	228,163
300,515,020		3.880, 04/15/29	403,042
85,337,324		3.380, 04/15/32	110,292
218,713,539		2.130, 02/15/40	231,495

		TOTAL U.S. TREASURY SECURITIES	8,111,616

		TOTAL GOVERNMENT BONDS
		(Cost $7,558,652)	8,111,616

SHORT-TERM INVESTMENTS - 0.1%

TREASURY DEBT - 0.1%
		United States Treasury Bill
6,000,000		03/10/11	5,999

			5,999

		TOTAL SHORT-TERM INVESTMENTS	5,999
		(Cost $5,999)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

	TOTAL INVESTMENTS - 99.3%	$8,117,615
	(Cost $7,564,651)
	OTHER ASSETS AND LIABILITIES, NET - 0.7%	59,207

	NET ASSETS - 100.0%	$8,176,822

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 37.6%

CORPORATE BONDS - 9.2%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.630%	09/15/20	$2,320
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	5,267
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,452

		TOTAL AUTOMOBILES & COMPONENTS			11,039

BANKS - 1.8%
9,590,000	g	Bank of Nova Scotia	1.650	10/29/15	9,167
5,000,000	e	BB&T Corp	3.380	09/25/13	5,236
5,000,000		BB&T Corp	3.850	07/27/27	5,201
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,272
6,900,000		Comerica, Inc	3.000	09/16/15	6,821
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	3,062
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	5,866
2,375,000		Discover Bank	7.000	04/15/20	2,553
2,750,000		Eksportfinans ASA	5.000	02/14/12	2,879
8,750,000		First Horizon National Corp	5.380	12/15/15	8,832
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,207
5,000,000	i	First Tennessee Bank NA	0.430	02/14/11	4,999
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,258
4,500,000	e	KeyBank NA	3.200	06/15/12	4,668
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	1,511
400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	449
3,612,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	3,421
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	5,719
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,255
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,300
4,500,000		New York Community Bank	3.000	12/16/11	4,608
6,100,000		Northern Trust Corp	4.630	05/01/14	6,595
5,000,000		PNC Funding Corp	3.630	02/08/15	5,170
5,000,000		PNC Funding Corp	5.130	02/08/20	5,211
4,000,000		Regions Bank	3.250	12/09/11	4,106
5,000,000		Silicon Valley Bank	5.700	06/01/12	5,167
1,800,000	e	SVB Financial Group	5.380	09/15/20	1,731
4,900,000		US Bancorp	2.000	06/14/13	4,973
3,000,000		US Bancorp	4.950	10/30/14	3,269
5,000,000		US Bancorp	2.880	11/20/14	5,116
10,000,000		US Central Federal Credit Union	1.900	10/19/12	10,210
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,554
5,000,000		Webster Bank	5.880	01/15/13	5,032
5,000,000	e	Wells Fargo & Co	2.130	06/15/12	5,115

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000		Wells Fargo & Co	3.750%	10/01/14	$5,219
5,000,000		Wells Fargo & Co	4.750	02/09/15	5,304
2,475,000	e	Wells Fargo & Co	3.630	04/15/15	2,566
3,100,000		Wells Fargo & Co	5.630	12/11/17	3,432
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,090
4,000,000		Zions Bancorporation	7.750	09/23/14	4,170

		TOTAL BANKS			181,314

CAPITAL GOODS - 0.2%
1,800,000	e	Deere & Co	5.380	10/16/29	1,904
4,340,000		Deere & Co	8.100	05/15/30	5,845
3,150,000		Masco Corp	7.130	03/15/20	3,295
2,625,000		Pall Corp	5.000	06/15/20	2,699
5,000,000		Timken Co	6.000	09/15/14	5,504
4,900,000		Valmont Industries, Inc	6.630	04/20/20	5,097

		TOTAL CAPITAL GOODS			24,344

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,278

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,278

CONSUMER DURABLES & APPAREL - 0.1%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	4,228
2,500,000		Whirlpool Corp	8.000	05/01/12	2,694
1,100,000		Whirlpool Corp	8.600	05/01/14	1,268

		TOTAL CONSUMER DURABLES & APPAREL			8,190

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.390	11/15/12	2,019
4,000,000		American National Red Cross	5.570	11/15/17	3,869
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,338
1,250,000		McDonald’s Corp	5.000	02/01/19	1,367
4,000,000		McDonald’s Corp	3.500	07/15/20	3,858
5,000,000		Nature Conservancy	6.300	07/01/19	5,411
5,145,000		Salvation Army	5.640	09/01/26	5,017

		TOTAL CONSUMER SERVICES			26,879

DIVERSIFIED FINANCIALS - 0.7%
1,675,000		American Express Co	7.000	03/19/18	1,951
3,325,000		American Express Co	8.130	05/20/19	4,137
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,315
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,628
5,000,000	e	Bank of New York Mellon Corp	3.100	01/15/15	5,129
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,064
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,938
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,150
3,500,000		Capital One Capital V	8.880	05/15/40	3,644
4,000,000		Capital One Financial Corp	5.700	09/15/11	4,129
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,340
1,940,000		Franklin Resources, Inc	3.130	05/20/15	1,976
4,750,000		Jefferies Group, Inc	3.880	11/09/15	4,669

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,000,000		NASDAQ OMX Group, Inc	2.500%	08/15/13	$6,930
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,686
8,050,000	e	State Street Corp	2.150	04/30/12	8,218
3,000,000		State Street Corp	4.300	05/30/14	3,210

		TOTAL DIVERSIFIED FINANCIALS			73,114

ENERGY - 0.7%
5,000,000		Apache Corp	5.250	04/15/13	5,440
5,500,000		Apache Corp	5.100	09/01/40	5,344
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,759
1,500,000		Chesapeake Energy Corp	6.630	08/15/20	1,478
2,500,000	e	Devon Energy Corp	6.300	01/15/19	2,942
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,406
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,035
3,000,000		EOG Resources, Inc	4.100	02/01/21	2,951
5,000,000		EQT Corp	8.130	06/01/19	5,818
2,500,000		Hess Corp	8.130	02/15/19	3,158
4,000,000		Hess Corp	6.000	01/15/40	4,193
2,000,000		Hess Corp	5.600	02/15/41	1,985
1,430,000		Marathon Oil Corp	6.500	02/15/14	1,610
1,678,000		Marathon Oil Corp	5.900	03/15/18	1,903
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,124
2,159,029		Rowan Cos, Inc	3.530	05/01/20	2,205
5,829,028		Rowan Cos, Inc	3.160	07/15/21	5,848
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,186
2,650,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	2,637

		TOTAL ENERGY			68,022

FOOD & STAPLES RETAILING - 0.1%
3,000,000		CVS Caremark Corp	5.750	06/01/17	3,338
1,024,369	g	CVS Caremark Corp	5.300	01/11/27	1,006
4,100,000	e	Safeway, Inc	3.950	08/15/20	3,882
2,500,000		Sysco Corp	6.630	03/17/39	3,024

		TOTAL FOOD & STAPLES RETAILING			11,250

FOOD, BEVERAGE & TOBACCO - 0.4%
5,900,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	5,843
5,000,000		General Mills, Inc	5.650	02/15/19	5,566
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	1,881
2,500,000		Kellogg Co	4.150	11/15/19	2,546
4,900,000		Kellogg Co	4.000	12/15/20	4,833
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,142
5,000,000		Kraft Foods, Inc	6.500	02/09/40	5,603
2,500,000		PepsiCo, Inc	0.880	10/25/13	2,471
428,000		PepsiCo, Inc	7.900	11/01/18	551
7,500,000	e	PepsiCo, Inc	4.880	11/01/40	7,278

		TOTAL FOOD, BEVERAGE & TOBACCO			41,714

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
2,500,000		Agilent Technologies, Inc	2.500	07/15/13	2,529
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,341
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,258

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,500,000		Medtronic, Inc	4.750%	09/15/15	$3,874
2,650,000		Medtronic, Inc	4.450	03/15/20	2,751
2,500,000		Medtronic, Inc	6.500	03/15/39	2,888
5,000,000		Providence Health & Services	5.050	10/01/14	5,253
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	1,643
3,750,000		Quest Diagnostics, Inc	4.750	01/30/20	3,709
5,000,000		St. Jude Medical, Inc	4.880	07/15/19	5,299
2,165,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	2,202
2,000,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	2,046
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,910
7,697,000		Zimmer Holdings, Inc	5.750	11/30/39	7,861

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			48,564

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
965,000		Clorox Co	5.450	10/15/12	1,035

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,035

INSURANCE - 0.5%
2,500,000		Aflac, Inc	6.900	12/17/39	2,685
2,400,000		AON Corp	3.500	09/30/15	2,401
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,302
3,400,000	e	Genworth Financial, Inc	7.200	02/15/21	3,480
5,000,000		Hartford Financial Services Group, Inc	4.000	03/30/15	5,014
2,000,000		Hartford Financial Services Group, Inc	6.630	03/30/40	2,032
2,500,000	i	Hartford Life Global Funding Trusts	0.400	03/15/11	2,500
5,000,000	g	Health Care Service Corp	7.750	06/15/11	5,064
4,150,000		Lincoln National Corp	4.300	06/15/15	4,275
2,000,000		Markel Corp	6.800	02/15/13	2,119
2,500,000		Markel Corp	7.130	09/30/19	2,715
5,300,000		Markel Corp	7.350	08/15/34	5,512
3,000,000		Progressive Corp	6.380	01/15/12	3,136
5,000,000		Protective Life Corp	7.380	10/15/19	5,413
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,253
2,000,000		Unum Group	5.630	09/15/20	2,008

		TOTAL INSURANCE			53,909

MATERIALS - 0.5%
2,500,000	e	3M Co	6.380	02/15/28	2,907
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,353
2,800,000		Airgas, Inc	4.500	09/15/14	2,933
3,900,000	e	Alcoa, Inc	6.150	08/15/20	4,005
1,000,000		Ball Corp	6.750	09/15/20	1,050
1,144,000		Bemis Co, Inc	4.880	04/01/12	1,191
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,095
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,596
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,420
2,650,000		International Paper Co	7.300	11/15/39	3,020
5,000,000	e	MeadWestvaco Corp	7.380	09/01/19	5,273
5,000,000		Praxair, Inc	4.380	03/31/14	5,342
2,500,000		Praxair, Inc	5.250	11/15/14	2,787
5,000,000	e	Praxair, Inc	4.500	08/15/19	5,255
2,000,000		Reliance Steel & Aluminum Co	6.850	11/15/36	1,852

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,400,000		United States Steel Corp	7.380%	04/01/20	$2,460
2,500,000	e	Vulcan Materials Co	6.300	06/15/13	2,654

		TOTAL MATERIALS			52,193

MEDIA - 0.3%
3,500,000	e	Time Warner Cable, Inc	3.500	02/01/15	3,596
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,072
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,844
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	5,146
5,000,000		Time Warner Cable, Inc	4.130	02/15/21	4,758
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,747
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,812

		TOTAL MEDIA			31,975

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,000,000		Abbott Laboratories	3.750	03/15/11	1,007
3,100,000		Abbott Laboratories	2.700	05/27/15	3,161
2,000,000		Hospira, Inc	5.600	09/15/40	1,966
4,600,000	e	Johnson & Johnson	4.500	09/01/40	4,355
8,080,000		Life Technologies Corp	3.500	01/15/16	8,055
5,000,000	e	Merck & Co, Inc	2.250	01/15/16	4,937
5,000,000		Merck & Co, Inc	3.880	01/15/21	4,969

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,450

REAL ESTATE - 0.3%
3,080,000		Boston Properties LP	4.130	05/15/21	2,920
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	5,465
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,485
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,400
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	3,089
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,482
1,160,000		Liberty Property LP	7.250	03/15/11	1,173
1,000,000		Liberty Property LP	4.750	10/01/20	990
1,000,000		ProLogis	7.630	08/15/14	1,128
3,460,000		Ventas Realty LP	3.130	11/30/15	3,334
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	3,094
4,850,000		Washington Real Estate Investment Trust	4.950	10/01/20	4,609

		TOTAL REAL ESTATE			33,169

RETAILING - 0.2%
4,900,000		Advance Auto Parts, Inc	5.750	05/01/20	5,119
5,000,000		AutoZone, Inc	5.750	01/15/15	5,502
5,000,000		Home Depot, Inc	5.880	12/16/36	5,201
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,256
2,150,000		Staples, Inc	7.750	04/01/11	2,185
500,000		Staples, Inc	9.750	01/15/14	606

		TOTAL RETAILING			21,869

SOFTWARE & SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,094
5,000,000		International Business Machines Corp	1.000	08/05/13	4,982

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,550,000		Symantec Corp	2.750%	09/15/15	$3,464

		TOTAL SOFTWARE & SERVICES			13,540

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
666,000		Cisco Systems, Inc	2.900	11/17/14	691
3,000,000		Hewlett-Packard Co	2.950	08/15/12	3,093
2,030,000		Hewlett-Packard Co	3.750	12/01/20	1,986
5,000,000		Xerox Corp	8.250	05/15/14	5,836
2,500,000		Xerox Corp	4.250	02/15/15	2,616
2,500,000		Xerox Corp	5.630	12/15/19	2,680

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			16,902

TELECOMMUNICATION SERVICES - 0.1%
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,338
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,126
2,500,000		Verizon Communications, Inc	4.350	02/15/13	2,659
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	1,047

		TOTAL TELECOMMUNICATION SERVICES			8,170

TRANSPORTATION - 0.6%
1,440,000		CSX Corp	6.150	05/01/37	1,548
1,900,000		CSX Transportation, Inc	7.820	04/01/11	1,928
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	10,647
2,500,000		Delta Air Lines, Inc	7.710	09/18/11	2,563
5,000,000	e	Delta Air Lines, Inc	6.420	07/02/12	5,175
2,500,000		FedEx Corp	7.380	01/15/14	2,867
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,809
5,000,000		Norfolk Southern Corp	5.900	06/15/19	5,661
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,583
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,034
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
60,602	g	Sea-Land Service, Inc	6.600	01/02/11	61
10,000,000	g	Southwest Airlines Co	10.500	12/15/11	10,768
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,745
5,000,000	e	United Parcel Service, Inc	3.130	01/15/21	4,645

		TOTAL TRANSPORTATION			58,156

UTILITIES - 1.2%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,504
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,714
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,054
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,333
3,245,677	g	Great River Energy	5.830	07/01/17	3,669
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	5,156
5,000,000		Idaho Power Co	5.500	04/01/33	4,924
2,500,000		Idaho Power Co	6.250	10/15/37	2,688
7,500,000	g	International Transmission Co	4.450	07/15/13	7,885
4,900,000	g	Kentucky Utilities Co	3.250	11/01/20	4,622
2,000,000		Laclede Gas Co	6.150	06/01/36	2,052
6,000,000		Nevada Power Co	6.650	04/01/36	6,713

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,000,000	e	Nevada Power Co	5.380%	09/15/40	$962
2,000,000		Nicor, Inc	6.580	02/15/28	2,167
5,000,000		Northeast Utilities	5.650	06/01/13	5,432
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,602
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,647
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,496
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	5,034
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,788
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	2,924
3,850,000		Portland General Electric Co	6.100	04/15/19	4,420
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	2,826
1,000,000		Public Service Electric & Gas Co	5.380	11/01/39	1,018
2,000,000		Questar Pipeline Co	6.570	09/26/11	2,075
620,000		San Diego Gas & Electric Co	6.000	06/01/39	688
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,411
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,311
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,901
5,000,000	g	Texas Eastern Transmission LP	4.130	12/01/20	4,890
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	3,392
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,452
2,250,000		Williams Partners LP	3.800	02/15/15	2,325
3,900,000		Williams Partners LP	6.300	04/15/40	4,059
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,079

		TOTAL UTILITIES			121,213

		TOTAL CORPORATE BONDS			940,289

		(Cost $898,082)

GOVERNMENT BONDS 25.9%

AGENCY SECURITIES - 2.9%
		Federal Home Loan Bank (FHLB)
5,500,000		FHLB	5.000	11/17/17	6,236
		Federal Home Loan Mortgage Corp (FHLMC)
7,780,000		FHLMC	2.500	04/23/14	8,061
3,000,000		FHLMC	3.500	05/29/13	3,186
2,000,000		FHLMC	4.130	12/21/12	2,132
		Federal National Mortgage Association (FNMA)
13,500,000		FNMA	3.000	09/16/14	14,219
10,000,000		FNMA	2.630	11/20/14	10,380
3,000,000		FNMA	2.500	05/15/14	3,113
2,000,000		FNMA	1.130	07/30/12	2,017
6,000,000		FNMA	1.250	08/20/13	6,039
23,557,479		AMAL Ltd	3.470	08/21/21	24,003
7,841,996		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,157
9,350,993		COP I LLC	3.610	12/05/21	9,725
6,961,757		COP I LLC	3.650	12/05/21	7,073
2,000,000		European Investment Bank	4.880	02/15/36	2,045
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	10,707
9,232,565		Gate Capital Cayman Two	3.550	06/11/21	9,256

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,000,000	j	Government Trust Certificate	0.000%	04/01/21	$2,512
1,227,738		Overseas Private Investment Corp	1.900	12/10/11	1,266
660,869		Overseas Private Investment Corp	5.410	12/15/11	677
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	3,849
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	5,055
4,500,000	j,m	Overseas Private Investment Corp	0.000	12/14/14	4,500
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,305
6,976,759		Overseas Private Investment Corp	3.420	01/15/15	7,299
590,442		Overseas Private Investment Corp	3.740	04/15/15	618
4,280,306		Overseas Private Investment Corp	5.140	12/15/23	4,692
9,205,211		Overseas Private Investment Corp	4.440	02/27/27	9,344
5,000,000	m	Overseas Private Investment Corp	3.430	05/15/30	4,529
9,783,168		Premier Aircraft Leasing	3.580	02/06/22	9,909
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,161
8,000,000		Private Export Funding Corp	2.250	12/15/17	7,583
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,666
7,500,000		Private Export Funding Corp	4.300	12/15/21	7,713
9,519,362		San Clemente Leasing LLC	3.590	08/27/21	9,582
4,744,901		Tayarra Ltd	3.630	02/15/22	4,948
4,665,847		Tricahue Leasing LLC	3.500	11/19/21	4,615
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,169
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	8,873
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,742
15,467,000		US Department of Housing and Urban Development	4.960	08/01/20	16,931
13,500,000	e	US Department of Housing and Urban Development	5.050	08/01/21	14,727
6,901,918	g	US Trade Funding Corp	4.260	11/15/14	7,288

		TOTAL AGENCY SECURITIES			293,902

FOREIGN GOVERNMENT BONDS - 1.3%
3,900,000		Canada Government International Bond	2.380	09/10/14	4,021
10,000,000		Council of Europe Development Bank	2.750	02/10/15	10,281
6,082,000		Hydro Quebec	8.400	01/15/22	8,381
12,375,000	i	India Government AID Bond	0.390	02/01/27	11,450
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,173
2,850,000	e	Italy Government International Bond	5.380	06/12/17	2,924
4,500,000	e	Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	4,665
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,118
5,000,000	e	Province of Manitoba Canada	5.000	02/15/12	5,241
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,045
5,000,000		Province of Nova Scotia Canada	2.380	07/21/15	5,005
10,000,000		Province of Ontario Canada	2.630	01/20/12	10,205
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,398
8,100,000	e	Province of Ontario Canada	2.950	02/05/15	8,361
11,200,000	e	Province of Ontario Canada	2.700	06/16/15	11,402
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,164
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,227
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	9,681
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,866

		TOTAL FOREIGN GOVERNMENT BONDS			130,608

MORTGAGE BACKED - 11.4%
		Federal Home Loan Mortgage Corp (FHLMC)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,287,986	i	FHLMC	5.880%	04/01/37	$5,667
5,947,216	i	FHLMC	5.500	03/01/37	6,288
5,474,371	i	FHLMC	5.640	09/01/37	5,816
2,913,993	i	FHLMC	5.640	08/01/37	3,098
4,560,389	i	FHLMC	5.750	02/01/37	4,877
3,912,953	i	FHLMC	5.810	07/01/36	4,087
3,174,756	i	FHLMC	2.600	02/01/36	3,305
5,664,148	i	FHLMC	5.630	09/01/36	5,952
1,568,783	i	FHLMC	2.910	09/01/36	1,636
		Federal Home Loan Mortgage Corp Gold (FGLMC)
4,161,200		FGLMC	4.500	09/01/35	4,290
4,103,385		FGLMC	4.500	09/01/35	4,231
1,431,359		FGLMC	4.500	09/01/35	1,476
8,047,591		FGLMC	5.000	09/01/35	8,480
1,048,086		FGLMC	5.000	02/01/36	1,104
684,887		FGLMC	4.500	12/01/35	706
1,357,681		FGLMC	5.000	10/01/35	1,431
1,607,422		FGLMC	6.000	08/01/35	1,752
1,616,585		FGLMC	6.000	05/01/35	1,768
1,054,647		FGLMC	6.000	05/01/35	1,153
1,586,464		FGLMC	6.000	05/01/35	1,735
566,921		FGLMC	6.000	05/01/35	621
1,738,476		FGLMC	5.500	06/01/35	1,865
3,515,157		FGLMC	7.000	05/01/35	4,003
566,839		FGLMC	6.000	05/01/35	619
15,445,070		FGLMC	5.500	04/01/36	16,556
3,084,877		FGLMC	5.000	07/01/39	3,237
9,903,809		FGLMC	4.500	06/01/39	10,158
5,509,098		FGLMC	4.000	06/01/39	5,475
16,000,000	h	FGLMC	6.000	01/15/40	17,330
32,000,000	h	FGLMC	5.500	01/15/41	34,100
31,000,000	h	FGLMC	5.000	01/15/41	32,511
13,000,000	h	FGLMC	4.500	01/15/41	13,321
1,705,847		FGLMC	4.500	05/01/39	1,750
2,020,889		FGLMC	6.000	09/01/37	2,208
1,515,544		FGLMC	6.500	10/01/36	1,686
250,882		FGLMC	6.500	05/01/36	279
1,884,464		FGLMC	6.500	11/01/37	2,091
1,467,161		FGLMC	6.000	11/01/38	1,591
6,346,475		FGLMC	5.000	04/01/38	6,696
4,168,252		FGLMC	6.000	02/01/38	4,593
297,371		FGLMC	4.500	07/01/20	314
1,197,667		FGLMC	4.500	01/01/20	1,264
1,631,774		FGLMC	5.000	02/01/19	1,746
230,367		FGLMC	7.000	10/01/20	262
2,296,532		FGLMC	4.500	03/01/23	2,403
2,441,439		FGLMC	4.500	06/01/21	2,574
8,819,080		FGLMC	4.500	06/01/21	9,299
1,802,179		FGLMC	5.500	01/01/19	1,957
428,726		FGLMC	6.000	12/01/17	468
233,888		FGLMC	6.500	12/01/16	254
2,752		FGLMC	6.000	03/01/11	3

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,989,289		FGLMC	4.500%	10/01/18	$3,156
4,843,883		FGLMC	4.500	01/01/19	5,122
4,217,163		FGLMC	4.500	11/01/18	4,452
3,591,438		FGLMC	4.500	11/01/18	3,791
1,124,929		FGLMC	5.000	04/01/23	1,188
8,661,237		FGLMC	5.000	01/01/34	9,143
8,660,370		FGLMC	7.000	12/01/33	9,863
7,072,184		FGLMC	5.500	12/01/33	7,594
2,784,986		FGLMC	5.000	05/01/34	2,937
1,009,978		FGLMC	6.000	05/01/35	1,105
1,101,521		FGLMC	5.500	12/01/34	1,182
1,781,508		FGLMC	6.000	09/01/34	1,950
3,481,965		FGLMC	5.500	09/01/33	3,741
1,420,173		FGLMC	4.500	09/01/24	1,484
3,938,283		FGLMC	4.000	07/01/24	4,050
18,736		FGLMC	7.000	05/01/23	21
5,000,000	h	FGLMC	5.000	01/15/26	5,280
3,909,330		FGLMC	5.500	09/01/33	4,200
2,563,142		FGLMC	4.500	07/01/33	2,647
79,484		FGLMC	8.000	01/01/31	93
		Federal National Mortgage Association (FNMA)
9,193,772		FNMA	4.000	10/01/35	9,237
5,496,589		FNMA	5.000	09/01/35	5,865
3,767,056		FNMA	5.000	10/01/35	3,977
2,943,850		FNMA	5.000	02/01/36	3,108
8,500,755		FNMA	5.500	10/01/35	9,216
57,857		FNMA	7.500	06/01/35	66
1,563,862		FNMA	5.500	06/01/35	1,695
636,755		FNMA	6.000	07/01/35	695
3,792,949		FNMA	5.000	08/01/35	4,005
2,061,140		FNMA	4.500	08/01/35	2,127
2,125,909		FNMA	6.000	12/01/36	2,317
1,961,560		FNMA	6.500	09/01/36	2,198
13,594,485	i	FNMA	5.870	01/01/37	14,527
3,413,121		FNMA	6.500	03/01/37	3,825
964,479		FNMA	7.000	02/01/37	1,092
677,017		FNMA	6.500	02/01/36	758
1,240,745	i	FNMA	5.630	02/01/36	1,298
924,860		FNMA	6.500	02/01/36	1,035
1,424,070	i	FNMA	5.880	07/01/36	1,501
3,445,942		FNMA	6.000	03/01/36	3,756
7,842,937		FNMA	5.500	01/01/35	8,503
541,378		FNMA	6.000	12/01/34	594
2,446,046		FNMA	5.500	01/01/35	2,634
1,568,625		FNMA	5.500	04/01/35	1,701
536,559		FNMA	5.500	03/01/35	582
47,684		FNMA	4.500	07/01/34	49
138,439		FNMA	4.500	07/01/34	143
62,770		FNMA	4.500	08/01/34	65
47,252		FNMA	4.500	09/01/34	49
1,259,641		FNMA	4.500	08/01/34	1,300
275,388		FNMA	5.500	05/01/35	299

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$533,463		FNMA	5.500%	05/01/35	$578
3,243,576		FNMA	6.000	05/01/35	3,586
2,265,354		FNMA	5.500	06/01/35	2,456
2,778,554		FNMA	5.500	06/01/35	3,012
1,827,105		FNMA	5.500	04/01/35	1,981
1,807,737		FNMA	5.500	04/01/35	1,960
8,936,451		FNMA	4.500	05/01/35	9,240
692,267		FNMA	5.500	05/01/35	746
3,071,409		FNMA	5.500	05/01/35	3,330
6,537,002		FNMA	4.500	04/01/39	6,717
3,696,452		FNMA	4.000	04/01/39	3,686
21,668,725		FNMA	4.500	05/01/39	22,266
10,376,391		FNMA	6.000	09/01/39	11,285
4,435,186		FNMA	4.500	08/01/39	4,557
2,580,996		FNMA	6.000	01/01/39	2,808
2,228,199		FNMA	5.500	01/01/39	2,385
2,168,273		FNMA	6.000	01/01/39	2,359
10,938,695		FNMA	4.500	02/01/39	11,238
3,714,706		FNMA	4.500	02/01/39	3,817
17,272,763		FNMA	4.500	09/01/40	17,746
23,814,612		FNMA	4.500	09/01/40	24,467
9,978,642		FNMA	4.000	11/01/40	9,937
7,000,000	h	FNMA	3.500	01/25/41	6,685
9,975,513		FNMA	4.500	11/01/40	10,249
14,000,000	h	FNMA	4.500	01/25/40	14,370
37,000,000	h	FNMA	4.000	01/25/40	36,803
56,000,000	h	FNMA	5.000	01/25/40	58,870
66,000,000	h	FNMA	6.000	01/25/40	71,734
40,000,000	h	FNMA	5.500	01/25/40	42,794
2,209,956		FNMA	6.000	09/01/37	2,452
1,649,071		FNMA	6.000	09/01/37	1,830
1,534,042		FNMA	6.500	09/01/37	1,706
677,442		FNMA	6.500	09/01/37	753
653,154		FNMA	6.500	09/01/37	732
782,930		FNMA	6.500	08/01/37	877
915,091		FNMA	7.000	04/01/37	1,036
1,104,324		FNMA	6.500	08/01/37	1,242
2,831,308		FNMA	6.000	09/01/37	3,141
2,637,217		FNMA	6.000	09/01/37	2,926
99,460		FNMA	6.500	03/01/38	111
1,226,321		FNMA	6.500	03/01/38	1,364
304,145		FNMA	6.500	03/01/38	338
3,627,659		FNMA	4.500	01/01/39	3,727
2,695,678	i	FNMA	4.950	10/01/38	2,850
1,113,029	i	FNMA	5.850	10/01/37	1,187
417,249		FNMA	6.500	09/01/37	467
1,274,759		FNMA	7.000	11/01/37	1,444
57,533		FNMA	6.500	02/01/38	64
228,121		FNMA	6.500	01/01/38	254
600,000		FNMA	4.000	02/25/19	631
321,965		FNMA	6.000	02/01/19	351
112,686		FNMA	4.500	03/01/19	119

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,042,631	FNMA	4.500%	06/01/19	$1,103
480,800	FNMA	4.500	05/01/19	509
4,641,430	FNMA	5.500	11/01/18	5,008
39,209	FNMA	5.500	05/01/18	42
2,877,549	FNMA	5.000	12/01/18	3,081
287,641	FNMA	6.000	01/01/19	314
2,488,966	FNMA	5.000	01/01/19	2,676
28,499	FNMA	8.000	03/01/23	33
2,380,509	FNMA	4.500	03/01/23	2,500
5,441,395	FNMA	5.000	07/01/23	5,776
540,591	FNMA	5.500	02/01/24	585
175,169	FNMA	5.000	01/01/24	187
496,592	FNMA	4.500	11/01/20	525
1,125,000	FNMA	5.000	03/01/20	1,205
1,376,181	FNMA	5.000	12/01/20	1,470
3,693,423	FNMA	5.500	08/01/21	3,976
1,709,510	FNMA	5.000	03/01/21	1,831
620	FNMA	7.500	10/01/11	1
2,956	FNMA	7.500	10/01/11	3
26,931	FNMA	7.000	04/01/12	28
2,646,359	FNMA	4.440	07/01/13	2,790
39,368	FNMA	5.000	06/01/13	42
614	FNMA	8.000	07/01/11	1
1,892	FNMA	7.500	06/01/11	2
1,061	FNMA	7.500	08/01/11	1
85	FNMA	7.500	10/01/11	0	^
736	FNMA	7.500	09/01/11	1
715,076	FNMA	6.500	04/01/17	782
160,968	FNMA	6.500	10/01/16	176
1,725,692	FNMA	5.000	12/01/17	1,846
278,267	FNMA	5.500	04/01/18	300
289,987	FNMA	6.500	02/01/18	317
1,589,868	FNMA	4.560	05/01/14	1,700
3,629,943	FNMA	4.020	08/01/13	3,811
4,076,794	FNMA	4.270	06/01/14	4,323
5,716	FNMA	8.500	11/01/14	6
2,954,867	FNMA	4.530	10/01/14	3,160
446,475	FNMA	5.000	03/01/34	472
93,448	FNMA	7.000	01/01/34	106
996,720	FNMA	5.000	03/01/34	1,054
17,371,842	FNMA	5.000	03/01/34	18,373
386,603	FNMA	5.000	03/01/34	409
2,366,872	FNMA	5.500	11/01/33	2,551
1,922,520	FNMA	5.500	11/01/33	2,072
1,846,395	FNMA	5.500	11/01/33	1,990
738,373	FNMA	5.500	12/01/33	796
347,549	FNMA	5.500	12/01/33	375
51,308	FNMA	4.500	06/01/34	53
42,636	FNMA	4.500	06/01/34	44
42,729	FNMA	4.500	06/01/34	44
151,850	FNMA	4.500	07/01/34	157
201,256	FNMA	4.500	06/01/34	208

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,941,538		FNMA	5.000%	04/01/34	$3,107
338,017		FNMA	5.000	03/01/34	358
791,312		FNMA	4.500	05/01/34	817
49,268		FNMA	4.500	05/01/34	51
49,329		FNMA	4.500	05/01/34	51
10,000,000	h	FNMA	4.000	01/25/26	10,298
14,106,022		FNMA	5.000	10/01/25	15,000
4,000,000	h	FNMA	5.000	01/25/26	4,244
265,747		FNMA	5.000	02/01/33	281
1,609,694		FNMA	6.500	07/01/32	1,810
88,199		FNMA	8.000	07/01/24	102
4,661,453		FNMA	4.000	05/01/24	4,808
2,527,739		FNMA	4.500	08/01/24	2,651
8,000,000	h	FNMA	4.500	01/25/25	8,386
8,909,292		FNMA	4.000	09/01/24	9,189
979,945		FNMA	5.000	10/01/33	1,036
1,152,372		FNMA	5.000	10/01/33	1,219
1,598,676		FNMA	5.000	11/01/33	1,691
1,775,841		FNMA	5.500	11/01/33	1,914
1,348,030		FNMA	5.500	11/01/33	1,453
749,828		FNMA	5.500	07/01/33	808
3,547,005		FNMA	4.500	03/25/33	3,761
1,700,300		FNMA	4.500	08/01/33	1,758
284,895		FNMA	4.500	09/01/33	295
1,053,030		FNMA	5.000	08/01/33	1,114
		Government National Mortgage Association (GNMA)
4,625,162		GNMA	4.500	07/20/39	4,809
1,620,634		GNMA	5.000	07/20/39	1,724
1,842,729		GNMA	4.000	08/15/39	1,859
870,228		GNMA	4.500	05/15/39	905
1,457,931		GNMA	6.000	08/20/38	1,599
2,287,311		GNMA	6.500	11/20/38	2,570
4,032,664		GNMA	4.500	03/15/39	4,192
10,000,000	h	GNMA	6.000	01/15/41	10,995
20,000,000	h	GNMA	5.000	01/20/41	21,260
4,909,019		GNMA	6.230	09/15/43	5,222
5,000,000	h	GNMA	4.000	01/15/41	5,034
47,000,000	h	GNMA	4.500	01/15/40	48,792
20,000,000	h	GNMA	5.000	01/15/40	21,263
22,000,000	h	GNMA	5.500	01/15/40	23,774
11,966		GNMA	6.500	08/15/23	14
4,785,282		GNMA	4.390	08/16/30	4,848
229,776		GNMA	6.500	05/20/31	260
41,578		GNMA	6.500	08/15/23	47
2,568,664		GNMA	5.220	04/15/15	2,583
72,524		GNMA	9.000	12/15/17	82
50,271		GNMA	8.000	06/15/22	59
3,463,168		GNMA	6.000	02/20/37	3,800
2,875,609		GNMA	5.000	04/15/38	3,059
1,512,114		GNMA	6.000	08/15/38	1,665
3,209,674		GNMA	5.500	02/15/37	3,473
890,394		GNMA	5.500	07/15/33	967

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$639,034		GNMA	6.000%	10/20/36	$703
673,589		GNMA	6.000	01/20/37	739
2,318,753		National Credit Union Administration	1.840	10/07/20	2,295

		TOTAL MORTGAGE BACKED			1,166,175

MUNICIPAL BONDS - 1.6%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,901
570,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	580
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,054
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,537
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	4,968
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,252
4,000,000		City of Dallas TX	5.080	02/15/22	4,111
1,500,000		City of Dallas TX	5.200	02/15/35	1,420
925,000		City of Eugene OR	6.320	08/01/22	976
5,000,000		City of New York NY	4.500	06/01/15	5,233
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,025
4,750,000		Clean Water Services	5.700	10/01/30	4,683
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	5,013
325,000		County of Harnett NC	5.150	05/01/12	327
2,335,000		County of Mercer NJ	5.380	02/01/17	2,381
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,048
		Douglas County Public Utility District No 1 Wells
1,680,000		Hydroelectric	5.110	09/01/18	1,707
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,507
8,035,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,262
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,232
1,900,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,571
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,054
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,441
1,880,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	1,883
7,400,000		Massachusetts Housing Finance Agency	4.780	12/01/20	7,165
4,900,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	4,688
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,883
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	4,977
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,236
1,095,000		New York State Environmental Facilities Corp	4.900	12/15/11	1,111
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,324
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,433
2,450,000		Ohio State Water Development Authority	4.880	12/01/34	2,339
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,730
3,750,000		State of California	7.630	03/01/40	3,913
5,000,000		State of Connecticut	5.090	10/01/30	4,724
2,050,000		State of Hawaii	4.670	05/01/14	2,197
5,000,000		State of Illinois	4.070	01/01/14	5,034
5,570,000		State of Illinois	4.350	06/01/18	5,222
5,750,000		State of Michigan	4.600	11/01/11	5,916
5,000,000		State of Michigan	2.300	11/01/14	4,884
2,500,000		State of Ohio	5.410	09/01/28	2,558
3,050,000		State of Oregon	5.030	08/01/14	3,344
3,265,000		State of Texas	4.900	08/01/20	3,307

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000	State of Texas	6.070%	10/01/29	$5,198
4,735,000	State of Washington	5.050	01/01/18	4,778
1,033,000	State of Wisconsin	5.700	05/01/26	1,066
5,000,000	State Public School Building Authority	5.000	09/15/27	4,512
5,000,000	Tuolumne Wind Project Authority	6.920	01/01/34	5,005
2,025,000	University Central Fl University Revenues	5.130	10/01/20	1,862
4,900,000	UNM Sandoval Regional Medical Center	4.500	07/20/36	4,531

	TOTAL MUNICIPAL BONDS			170,103

U.S. TREASURY SECURITIES - 8.7%
86,143,000	United States Treasury Bond	8.000	11/15/21	121,839
5,000,000	United States Treasury Bond	6.380	08/15/27	6,434
20,000,000	United States Treasury Bond	5.250	02/15/29	22,938
13,176,000	United States Treasury Bond	5.380	02/15/31	15,381
26,913,500	United States Treasury Bond	4.380	05/15/40	27,044
20,640,000	United States Treasury Bond	3.880	08/15/40	19,011
11,875,000	United States Treasury Note	1.000	09/30/11	11,939
1,400,000	United States Treasury Note	0.750	11/30/11	1,406
42,254,000	United States Treasury Note	1.000	12/31/11	42,530
12,750,000	United States Treasury Note	0.880	02/29/12	12,824
4,275,000	United States Treasury Note	0.630	06/30/12	4,288
36,625,000	United States Treasury Note	1.380	11/15/12	37,172
1,400,000	United States Treasury Note	0.500	11/30/12	1,398
14,280,000	United States Treasury Note	1.130	12/15/12	14,427
6,140,000	United States Treasury Note	0.750	08/15/13	6,128
6,000,000	United States Treasury Note	0.750	09/15/13	5,981
2,670,000	United States Treasury Note	3.130	09/30/13	2,832
34,100,000	United States Treasury Note	0.500	10/15/13	33,719
20,170,000	United States Treasury Note	0.500	11/15/13	19,910
2,280,000	United States Treasury Note	0.750	12/15/13	2,264
34,030,000	United States Treasury Note	2.250	05/31/14	35,202
33,395,000	United States Treasury Note	2.380	08/31/14	34,595
17,585,000	United States Treasury Note	2.130	11/30/14	18,014
8,650,000	United States Treasury Note	2.250	01/31/15	8,880
14,631,000	United States Treasury Note	2.500	04/30/15	15,126
17,895,000	United States Treasury Note	1.880	06/30/15	17,966
134,579,500	United States Treasury Note	1.250	09/30/15	130,574
106,225,000	United States Treasury Note	1.250	10/31/15	102,806
39,870,000	United States Treasury Note	1.380	11/30/15	38,746
3,575,000	United States Treasury Note	1.880	08/31/17	3,413
78,390,000	United States Treasury Note	2.630	11/15/20	73,944

	TOTAL U.S. TREASURY SECURITIES			888,731

	TOTAL GOVERNMENT BONDS			2,649,519

	(Cost $2,606,882)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.7%
5,000,000	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	5,288
	Series - 2010 1 (Class C)
1,500,000	AmeriCredit Prime Automobile Receivable	4.990	07/17/17	1,564
	Series - 2009 1 (Class C)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150%	03/20/17	$2,930
		Series - 2010 5A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.830	06/25/34	2,919
		Series - 2004 OPT1 (Class M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	170
		Series - 2004 2 (Class 1B)
1,500,000		CNH Equipment Trust	4.980	04/15/16	1,546
		Series - 2009 C (Class B)
2,150,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	2,109
		Series - 2006 15 (Class A2)
590,161	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	333
		Series - 2004 B (Class 1A)
2,422,291	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	2,381
		Series - 2007 MX1 (Class A1)
9,798,537	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	8,110
		Series - 2007 1A (Class AF3)
1,403,806		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,356
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,833
		Series - 2006 HLTV (Class A4)
509,202		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	512
		Series - 2007 1 (Class A1F)
735,975	i	Morgan Stanley ABS Capital I	0.270	01/25/37	713
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	2,291
		Series - 2006 3 (Class AF3)
1,943,868		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,967
		Series - 2003 RZ5 (Class A7)
2,995,929		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	2,938
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,639
		Series - 2006 HI5 (Class A3)
424,717		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	422
		Series - 2006 HI2 (Class A2)
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,383
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,157
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	68
		Series - 2006 HI1 (Class M2)
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	16,538
		Series - 2006 HI4 (Class A3)
417,528		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	416
		Series - 2006 HI4 (Class A2)
1,274,109	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	1,210
		Series - 2006 NC2 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,697
		Series - 2010 VNO (Class C)
1,092,085	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	901
		Series - 2006 N1 (Class N1)
1,665,614	g,i	Wachovia Loan Trust	0.620	05/25/35	1,035
		Series - 2005 SD1 (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,193,823	i	Wells Fargo Home Equity Trust	0.400%	07/25/36	$1,084
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			77,510

OTHER MORTGAGE BACKED - 1.8%
2,415,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	2,254
		Series - 2005 3 (Class AJ)
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,959
		Series - 2006 6 (Class A4)
3,565,000	i	Banc of America Commercial Mortgage, Inc	5.690	04/10/49	3,725
		Series - 2007 2 (Class A4)
4,250,000	g,i	Banc of America Large Loan, Inc	5.770	12/24/49	4,493
		Series - 2009 UB2 (Class A4AB)
1,261,842		Bank of America Alternative Loan Trust	5.500	09/25/19	1,285
		Series - 2004 8 (Class 3A1)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	533
		Series - 2006 PW14 (Class A4)
1,100,000	i	Bear Stearns Commercial Mortgage Securities	5.460	03/11/39	1,189
		Series - 2006 PW11 (Class A4)
1,430,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	1,500
		Series - 2005 PWR8 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	2,227
		Series - 2006 PW13 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,795
		Series - 2004 T16 (Class A6)
3,665,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	3,885
		Series - 2007 PW17 (Class A4)
3,020,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	3,147
		Series - 2007 PW18 (Class A4)
1,900,000		Chase Mortgage Finance Corp	5.500	10/25/35	1,920
		Series - 2005 S2 (Class A24)
2,565,000		Citigroup, Inc	5.320	12/11/49	2,659
		Series - 2007 CD4 (Class A4)
3,530,000	i	Commercial Mortgage Pass Through Certificates	5.810	12/10/49	3,798
		Series - 2007 C9 (Class A4)
3,397,105		Countrywide Alternative Loan Trust	5.500	08/25/16	3,321
		Series - 2004 30CB (Class 1A15)
3,298,148		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	3,389
		Series - 2003 35 (Class 1A1)
1,243,407		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,271
		Series - 2005 17 (Class 1A10)
1,024,243		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	1,021
		Series - 2005 J3 (Class 1A1)
4,836,296	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	4,524
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
2,166,032	g,i	Certificate	0.450	05/15/23	2,128
		Series - 2006 HC1A (Class A1)
1,210,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	1,223
		Series - 2003 C3 (Class B)
3,367,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	3,599
		Series - 2005 C5 (Class A4)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$900,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$871
		Series - 2005 C5 (Class AJ)
2,314,516	i	GMAC Mortgage Corp Loan Trust	4.580	10/19/33	2,302
		Series - 2003 AR1 (Class A5)
2,075,000	i	Greenwich Capital Commercial Funding Corp	5.880	07/10/38	2,264
		Series - 2006 GG7 (Class A4)
8,330,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	8,579
		Series - 2006 GG7 (Class AM)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	7,897
		Series - 2007 GG9 (Class A4)
1,750,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,748
		Series - 2007 GG9 (Class AM)
9,330,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	9,859
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	2,014
		Series - 2006 GG6 (Class A4)
3,000,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	3,031
		Series - 2006 GG6 (Class AM)
3,880,000		GS Mortgage Securities Corp II	5.560	11/10/39	4,116
		Series - 2006 GG8 (Class A4)
2,750,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	2,794
		Series - 2010 C1 (Class B)
1,050,000	g,i	GS Mortgage Securities Corp II	5.230	12/10/43	996
		Series - 2010 C2 (Class C)
1,045,904	i	GSR Mortgage Loan Trust	2.960	01/25/36	1,011
		Series - 2006 AR1 (Class 2A2)
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	3,243
		Series - 2006 FL1A (Class A2)
1,500,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,608
		Series - 2009 IWST (Class A2)
380,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	359
		Series - 2010 C2 (Class B)
775,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.530	11/15/43	725
		Series - 2010 C2 (Class C)
4,380,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,546
		Series - 2006 LDP9 (Class A3)
2,265,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	2,374
		Series - 2007 CB18 (Class A4)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,311
		Series - 2007 LD11 (Class A4)
1,681,493	i	JP Morgan Mortgage Trust	4.310	04/25/35	1,692
		Series - 2005 A2 (Class 5A1)
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	2,440
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	944
		Series - 2005 C2 (Class A5)
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	1,063
		Series - 2003 C1 (Class A4)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,427
		Series - 2007 C1 (Class A4)
3,975,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	4,099
		Series - 2007 C2 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860%	07/15/40	$2,574
		Series - 2007 C6 (Class A4)
5,800,000	i	Merrill Lynch Mortgage Trust	5.240	11/12/37	6,243
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,673
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	1,401
		Series - 2006 C1 (Class A4)
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	2,485
		Series - 2007 8 (Class AM)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	4,182
		Series - 2006 4 (Class A3)
2,225,000	i	Morgan Stanley Capital I	5.270	06/13/41	2,383
		Series - 2004 T15 (Class A4)
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	2,836
		Series - 2005 HQ5 (Class A4)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	6,538
		Series - 2007 HQ11 (Class A4)
1,211,000	i	Morgan Stanley Capital I	5.730	07/12/44	1,314
		Series - 2006 HQ9 (Class A4)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	866
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	970
		Series - 0 IQ9 (Class AJ)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,806
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.670	04/15/24	2,148
		Series - 2010 MB1 (Class D)
804,071	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	785
		Series - 2005 6XS (Class A3)
556,236	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	554
		Series - 2006 6 (Class 2A1)
965,000	i	Wachovia Bank Commercial Mortgage Trust	5.360	12/15/44	902
		Series - 2005 C22 (Class AJ)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,512
		Series - 2007 C31 (Class A5)
3,545,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	3,150
		Series - 2006 C29 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	2,257
		Series - 2007 C33 (Class A4)
2,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	2,921
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			190,658

		TOTAL STRUCTURED ASSETS			268,168

		(Cost $262,396)

		TOTAL BONDS			3,857,976

		(Cost $3,767,360)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 60.6%

AUTOMOBILES & COMPONENTS - 1.3%
24,300	*	Aisin Seiki Co Ltd	$860
93,201	*	American Axle & Manufacturing Holdings, Inc	1,199
127,203		Bayerische Motoren Werke AG.	10,003
8,400		Bayerische Motoren Werke AG. (Preference)	432
51,856	*	BorgWarner, Inc	3,752
11,649	*	Continental AG.	921
130,600		Denso Corp	4,507
1,930		Drew Industries, Inc	44
2,520,066	*	Ford Motor Co	42,313
8,129	*,e	Fuel Systems Solutions, Inc	239
63,051		Gentex Corp	1,864
189,806		Harley-Davidson, Inc	6,581
305,980		Honda Motor Co Ltd	12,116
513,205		Johnson Controls, Inc	19,604
38,400	*	Modine Manufacturing Co	595
599,000	*	Nissan Motor Co Ltd	5,703
54,787	*	Peugeot S.A.	2,080
97,815		Pirelli & C S.p.A.	791
83,765	*	Renault S.A.	4,869
48,870		Superior Industries International, Inc	1,037
112,093	*	Tenneco, Inc	4,614
25,000	*	Toyota Industries Corp	776
77,972		Volkswagen AG. (Preference)	12,649
102,500	*	Yamaha Motor Co Ltd	1,670

		TOTAL AUTOMOBILES & COMPONENTS	139,219

BANKS - 4.2%
7,264		Associated Banc-Corp	110
429,947		Australia & New Zealand Banking Group Ltd	10,268
1,316,621		Banca Intesa S.p.A.	3,572
766,621		Banca Intesa S.p.A. RSP	1,827
864,692		Banco Bilbao Vizcaya Argentaria S.A.	8,735
209,409		Banco Comercial Portugues S.A.	163
349,583		Banco Espirito Santo S.A.	1,345
978,847		Banco Santander Central Hispano S.A.	10,370
2,020	e	Bancorpsouth, Inc	32
202,377	*	Bank Hapoalim Ltd	1,053
310,755		Bank Leumi Le-Israel	1,591
17,096		Bank of Hawaii Corp	807
194,500		Bank of Nova Scotia	11,170
608,682		BB&T Corp	16,001
3,237		Capitol Federal Financial	39
3,360		Cathay General Bancorp	56
559,724	*	Citizens Republic Bancorp, Inc	344
33,051		City National Corp	2,028
2,120		Columbia Banking System, Inc	45
118,264		Comerica, Inc	4,995
1,101		Commerce Bancshares, Inc	44
88,939	*	Commerzbank AG.	660

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

301,281		Commonwealth Bank of Australia	$15,644
2,000	e	Community Bank System, Inc	56
700		Cullen/Frost Bankers, Inc	43
54,758	*	Danske Bank AS	1,404
352,155	*	Dexia	1,224
172,388		DNB NOR Holding ASA	2,420
2,420		East West Bancorp, Inc	47
53,552		Erste Bank der Oesterreichischen Sparkassen AG.	2,515
786,736		Fifth Third Bancorp	11,549
170,377	*,h	First Horizon National Corp	2,007
2,900		First Niagara Financial Group, Inc	41
22,979		Fulton Financial Corp	238
2,590		Glacier Bancorp, Inc	39
1,000		Hancock Holding Co	35
275,400		Hang Seng Bank Ltd	4,528
2,408,118		HSBC Holdings plc	24,445
202,875		Hudson City Bancorp, Inc	2,584
1,147		International Bancshares Corp	23
99,529	*	Israel Discount Bank Ltd	227
90,119	*	KBC Groep NV	3,071
615,552		Keycorp	5,448
127,214		M&T Bank Corp	11,074
200,023		Marshall & Ilsley Corp	1,384
1,800		MB Financial, Inc	31
1,558,700		Mitsubishi UFJ Financial Group, Inc	8,428
3,311,900		Mizuho Financial Group, Inc	6,241
344,419		National Australia Bank Ltd	8,349
87,930	*	National Bank of Greece S.A.	711
6,490		National Penn Bancshares, Inc	52
1,500		NBT Bancorp, Inc	36
152,393		New York Community Bancorp, Inc	2,872
20,699		NewAlliance Bancshares, Inc	310
567,438		Nordea Bank AB	6,172
19,938		Old National Bancorp	237
600	e	Park National Corp	44
18,109		People’s United Financial, Inc	254
2,500	*	Pinnacle Financial Partners, Inc	34
29,650	*,e	PMI Group, Inc	98
357,725		PNC Financial Services Group, Inc	21,720
1,906,222	*	Popular, Inc	5,986
1,100		Prosperity Bancshares, Inc	43
48,979		Provident Financial Services, Inc	740
39,760	e	Radian Group, Inc	321
956,941		Regions Financial Corp	6,699
244,110		Royal Bank of Canada (Toronto)	12,845
3,701,376	*	Royal Bank of Scotland Group plc	2,255
1,000		S&T Bancorp, Inc	23
685,000		Shinsei Bank Ltd	894
410,200		Shizuoka Bank Ltd	3,784
1,200	*	Signature Bank	60
155,678		Skandinaviska Enskilda Banken AB (Class A)	1,299
291,341		Standard Chartered plc	7,838

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,990		Sterling Bancshares, Inc	$49
408,900		Sumitomo Trust & Banking Co Ltd	2,579
466,142		SunTrust Banks, Inc	13,756
5,030		Susquehanna Bancshares, Inc	49
23,595	*	SVB Financial Group	1,252
244,510		Svenska Handelsbanken (A Shares)	7,813
1,756,384	e	Synovus Financial Corp	4,637
2,400		TCF Financial Corp	36
122,211		Toronto-Dominion Bank	9,126
1,700		Trustmark Corp	42
3,150		Umpqua Holdings Corp	38
2,122,460		UniCredito Italiano S.p.A.	4,391
1,419,643		US Bancorp	38,287
6,478		Washington Federal, Inc	110
2,724		Webster Financial Corp	54
2,381,432		Wells Fargo & Co	73,800
5,690	*	Western Alliance Bancorp	42
591,023		Westpac Banking Corp	13,426
1,700	e	Whitney Holding Corp	24
1,110		Wintrust Financial Corp	37
15,516	e	Zions Bancorporation	376

		TOTAL BANKS	433,601

CAPITAL GOODS - 4.9%
465,201		3M Co	40,147
5,700		A.O. Smith Corp	217
31,650		ACS Actividades Cons y Servicios S.A.	1,483
2,100		Actuant Corp (Class A)	56
56,861	*	AGCO Corp	2,881
1,300		Albany International Corp (Class A)	31
66,830		Alfa Laval AB	1,408
600		American Science & Engineering, Inc	51
2,655	*,e	American Superconductor Corp	76
419,283		Ametek, Inc	16,457
4,300		Ampco-Pittsburgh Corp	121
5,965		Apogee Enterprises, Inc	80
1,440		Applied Industrial Technologies, Inc	47
42,760		Armstrong World Industries, Inc	1,839
57,264	*	ArvinMeritor, Inc	1,175
291,000		Asahi Glass Co Ltd	3,401
35,700		Assa Abloy AB (Class B)	1,006
10,969	*	Astec Industries, Inc	356
1,090		AZZ, Inc	44
1,030		Badger Meter, Inc	46
21,754		Baldor Electric Co	1,371
81,414		Balfour Beatty plc	397
109,330		Barnes Group, Inc	2,260
211,538	*	BE Aerospace, Inc	7,833
2,120	*	Beacon Roofing Supply, Inc	38
333,800		Bombardier, Inc	1,682
77,493		Bouygues S.A.	3,341
1,300		Brady Corp (Class A)	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

26,790		Briggs & Stratton Corp	$527
23,239	*,e	Builders FirstSource, Inc	46
295,728		Bunzl plc	3,315
448,498		Caterpillar, Inc	42,005
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,178
1,100		Clarcor, Inc	47
7,900	*	Columbus McKinnon Corp	161
2,050		Comfort Systems USA, Inc	27
81,816		Compagnie de Saint-Gobain	4,209
27,671		Cooper Industries plc	1,613
653,002		CSR Ltd	1,122
223,631		Cummins, Inc	24,602
26,300		Daikin Industries Ltd	933
711,722		Danaher Corp	33,571
354,904		Deere & Co	29,475
1,560		Delek Group Ltd	402
22,715		Dover Corp	1,328
41,047		Dynamic Materials Corp	926
86,403		Eaton Corp	8,771
1,740	*	EMCOR Group, Inc	50
669,491		Emerson Electric Co	38,275
1,280	*	EnPro Industries, Inc	53
1,450		ESCO Technologies, Inc	55
59,100	*	Fanuc Ltd	9,077
17,150	e	Fastenal Co	1,027
14,800		Federal Signal Corp	102
3,800		Finning International, Inc	104
39,671		Fluor Corp	2,629
23,380		Fomento de Construcciones y Contratas S.A.	614
2,330		Gardner Denver, Inc	160
8,591		Geberit AG.	1,986
1,350	*	General Cable Corp	47
48,876	*	Gibraltar Industries, Inc	663
1,200		Gorman-Rupp Co	39
63,837		Graco, Inc	2,518
51,754	*	GrafTech International Ltd	1,027
1,240		Granite Construction, Inc	34
32,600		Hitachi Construction Machinery Co Ltd	781
6,000		Hochtief AG.	509
46,983		Hubbell, Inc (Class B)	2,825
594,408		Illinois Tool Works, Inc	31,740
53,867		Ingersoll-Rand plc	2,537
1,900	*	Insituform Technologies, Inc (Class A)	50
2,300		Insteel Industries, Inc	29
336,346		Invensys plc	1,857
17,936		John Bean Technologies Corp	361
27,700		JS Group Corp	610
119,400		Komatsu Ltd	3,613
347,730		Koninklijke Philips Electronics NV	10,650
288,000		Kubota Corp	2,728
6,983	*	Layne Christensen Co	240
36,587	*	LB Foster Co (Class A)	1,498

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

12,110		Lincoln Electric Holdings, Inc	$790
600	e	Lindsay Manufacturing Co	36
11,900	*	Makita Corp	487
347,539		Masco Corp	4,401
12,396		Metso Oyj	692
750	*	Middleby Corp	63
320,000		Mitsubishi Electric Corp	3,358
900		MSC Industrial Direct Co (Class A)	58
114,717	*	NCI Building Systems, Inc	1,605
83,000		NGK Insulators Ltd	1,355
28,000		Nidec Corp	2,831
67,410		Nordson Corp	6,194
86,000		NSK Ltd	777
74,893		Orkla ASA	728
74,136	*	Owens Corning, Inc	2,309
229,865		Paccar, Inc	13,199
42,932		Pall Corp	2,129
35,043		Pentair, Inc	1,279
2,350		Perini Corp	50
928	*	Polypore International, Inc	38
22,768		Precision Castparts Corp	3,170
34,002		Quanex Building Products Corp	645
77,762	*	Quanta Services, Inc	1,549
2,000	e	Robbins & Myers, Inc	72
62,526		Rockwell Automation, Inc	4,484
37,308		Roper Industries, Inc	2,851
5,140	*	RSC Holdings, Inc	50
3,300	*	Rush Enterprises, Inc (Class A)	67
175,680		Sandvik AB	3,424
2,100	*	Sauer-Danfoss, Inc	59
157,500		Scania AB (B Shares)	3,623
91,044		Schneider Electric S.A.	13,626
1,733,500		SembCorp Industries Ltd	6,943
98,000		Shimizu Corp	419
1,310		Simpson Manufacturing Co, Inc	40
41,300		Skanska AB (B Shares)	819
3,270		Smiths Group plc	63
20,075		Snap-On, Inc	1,136
182,710	*	Spirit Aerosystems Holdings, Inc (Class A)	3,802
700		SPX Corp	50
93,600		Sumitomo Electric Industries Ltd	1,300
1,680		TAL International Group, Inc	52
14,706	*	Tecumseh Products Co (Class A)	192
99,430		Tennant Co	3,819
1,480		Timken Co	71
69,914		Tredegar Corp	1,355
1,800	*,e	Trex Co, Inc	43
88,962		Tyco International Ltd	3,687
1,070		Universal Forest Products, Inc	42
74,252	*,e	Valence Technology, Inc	125
37,780	*	Vestas Wind Systems AS	1,193
2,600		Vicor Corp	43

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

165,360		Vinci S.A.	$8,990
341,990		Volvo AB (B Shares)	6,026
114,769		W.W. Grainger, Inc	15,851
39,926	*	WABCO Holdings, Inc	2,433
730	e	Watsco, Inc	46
17,580	*	WESCO International, Inc	928
44,700		Westinghouse Air Brake Technologies Corp	2,364
131,715	*	Wolseley plc	4,202
14,175		Zardoya Otis S.A.	200

		TOTAL CAPITAL GOODS	502,865

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,050		Aaron’s, Inc	42
10,492	*	Acacia Research (Acacia Technologies)	272
23,001	*	ACCO Brands Corp	196
41,858		Adecco S.A.	2,742
4,500		Administaff, Inc	132
10,400		Aggreko plc	240
164,413		Avery Dennison Corp	6,962
127,102		Brambles Ltd	926
2,370		Brink’s Co	64
120,569		Capita Group plc	1,309
2,000		CDI Corp	37
5,300		Corporate Executive Board Co	199
800	*	CoStar Group, Inc	46
188,000		Dai Nippon Printing Co Ltd	2,561
18,020		Deluxe Corp	415
3,270	*	Dolan Media Co	46
69,765		Dun & Bradstreet Corp	5,728
1,310	*,e	EnerNOC, Inc	31
291,317		Experian Group Ltd	3,625
15,128	*	FTI Consulting, Inc	564
2,000		Heidrick & Struggles International, Inc	57
8,629		Herman Miller, Inc	218
23,219	e	HNI Corp	724
1,850	*	Huron Consulting Group, Inc	49
700	*	IHS, Inc (Class A)	56
57,672		Iron Mountain, Inc	1,442
3,011	*	Kforce, Inc	49
2,980		Knoll, Inc	50
3,300	*	Korn/Ferry International	76
3,565	*	M&F Worldwide Corp	82
34,790		Manpower, Inc	2,183
148,484	*,e	Metalico, Inc	873
2,100	*,e	Mobile Mini, Inc	41
19,200	*	Navigant Consulting, Inc	177
36,720		Pitney Bowes, Inc	888
72,774		R.R. Donnelley & Sons Co	1,271
15,200	*	Randstad Holdings NV	802
1,900		Resources Connection, Inc	35
112,456		Robert Half International, Inc	3,441
53,100		Secom Co Ltd	2,515

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

5,810		Steelcase, Inc (Class A)	$61
46,400	*	Tetra Tech, Inc	1,163
179,000		Toppan Printing Co Ltd	1,636
900		Towers Watson & Co	47
7,956		Unifirst Corp	438
700	*	United Stationers, Inc	45
2,100		Viad Corp	53
2,100	*	Volt Information Sciences, Inc	18
19,305		Waste Management, Inc	712

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	45,339

CONSUMER DURABLES & APPAREL - 1.1%
3,048		Adidas-Salomon AG.	199
2,700		American Greetings Corp (Class A)	60
5,400		Billabong International Ltd	45
1,024		Blyth, Inc	35
3,524	*,e	Brookfield Homes Corp	33
45,900		Burberry Group plc	804
32,738		Callaway Golf Co	264
1,540	*	Carter’s, Inc	45
3,360	e	Cherokee, Inc	63
24,676		Christian Dior S.A.	3,525
165,529		Coach, Inc	9,156
1,000	e	Columbia Sportswear Co	60
54,572		Compagnie Financiere Richemont S.A.	3,210
800		CSS Industries, Inc	16
2,733	*	Deckers Outdoor Corp	218
2,380	e	Ethan Allen Interiors, Inc	48
138,868	e	Garmin Ltd	4,304
7,100	*	Gildan Activewear, Inc	202
1,300		Hasbro, Inc	61
2,770	*	Iconix Brand Group, Inc	53
6,710		KB Home	91
105,864		Leggett & Platt, Inc	2,409
45,954	*,e	Liz Claiborne, Inc	329
38,075		LVMH Moet Hennessy Louis Vuitton S.A.	6,264
30,753	*	M/I Homes, Inc	473
1,990	*	Maidenform Brands, Inc	47
320,300		Matsushita Electric Industrial Co Ltd	4,549
495,290		Mattel, Inc	12,596
23,800	*,e	Movado Group, Inc	384
368,126		Nike, Inc (Class B)	31,446
197,000		Nikon Corp	3,996
22,800		Oxford Industries, Inc	584
30,030		Phillips-Van Heusen Corp	1,892
2,000		Pool Corp	45
1,352		Puma AG. Rudolf Dassler Sport	448
91,872	*	Quiksilver, Inc	466
44,000		Sekisui Chemical Co Ltd	316
81,000		Sekisui House Ltd	819
132,000	*	Sharp Corp	1,361
134,400	*	Sony Corp	4,845

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,107,436	*,e	Standard-Pacific Corp	$5,093
1,270	*	Steven Madden Ltd	53
9,700	*	Tempur-Pedic International, Inc	389
400	*	Timberland Co (Class A)	10
1,780	*,e	True Religion Apparel, Inc	40
20,265		Tupperware Corp	966
1,150	*,e	Under Armour, Inc (Class A)	63
38,601		VF Corp	3,327
1,900		e Volcom, Inc	36
970	*	Warnaco Group, Inc	53
14,200		Weyco Group, Inc	348
9,286		Whirlpool Corp	825
123,400		Yamaha Corp	1,532

		TOTAL CONSUMER DURABLES & APPAREL	108,496

CONSUMER SERVICES - 1.1%
35,220	*	AFC Enterprises	490
800	*	American Public Education, Inc	30
30,700		Benesse Corp	1,414
1,710	*	BJ’s Restaurants, Inc	61
7,343		Bob Evans Farms, Inc	242
2,820		Brinker International, Inc	59
440	*,e	Capella Education Co	29
1,020	*	CEC Entertainment, Inc	40
95,076	e	Choice Hotels International, Inc	3,639
1,200	*,e	Coinstar, Inc	68
480,983		Compass Group plc	4,357
105,531		Darden Restaurants, Inc	4,901
900		DeVry, Inc	43
1,346	*,e	DineEquity, Inc	66
3,400		* Domino’s Pizza, Inc	54
66,381	*,e	Gaylord Entertainment Co	2,386
72,757		Hillenbrand, Inc	1,515
36,000	*	Interval Leisure Group, Inc	581
1,810	*	Jack in the Box, Inc	38
1,210	*	Life Time Fitness, Inc	50
1,680		Lincoln Educational Services Corp	26
43,668		Marcus Corp	579
287,671		Marriott International, Inc (Class A)	11,950
650,379		McDonald’s Corp	49,922
12,376	*,e	O’Charleys, Inc	89
530	*	Panera Bread Co (Class A)	54
1,300	*	Papa John’s International, Inc	36
1,110	*	Peet’s Coffee & Tea, Inc	46
930	e	PF Chang’s China Bistro, Inc	45
700	*,e	Pre-Paid Legal Services, Inc	42
35,896		Regis Corp	596
6,040	*	Ruby Tuesday, Inc	79
29,578	*	Sonic Corp	299
1,800		Sotheby’s (Class A)	81
584,956		Starbucks Corp	18,794
124,901		Starwood Hotels & Resorts Worldwide, Inc	7,591

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

155	*	Steak N Shake Co	$64
33,399		Stewart Enterprises, Inc (Class A)	223
190	e	Strayer Education, Inc	29
2,840	*	Texas Roadhouse, Inc (Class A)	49
2,200		Universal Technical Institute, Inc	48
960	*	Vail Resorts, Inc	50
6,510		Weight Watchers International, Inc	244
24,104		Wyndham Worldwide Corp	722
85,600		Yum! Brands, Inc	4,199

		TOTAL CONSUMER SERVICES	115,920

DIVERSIFIED FINANCIALS - 2.9%
117,356	*	American Capital Ltd	887
754,923		American Express Co	32,401
145,327		Ameriprise Financial, Inc	8,364
1,065,268		Bank of New York Mellon Corp	32,171
77,234		BlackRock, Inc	14,719
325,726		Capital One Financial Corp	13,863
1,292,453		Charles Schwab Corp	22,114
52,701		CME Group, Inc	16,956
844,100	*	Daiwa Securities Group, Inc	4,346
41,143		Deutsche Boerse AG.	2,848
374,996		Discover Financial Services	6,949
48,717		Duff & Phelps Corp	821
31,220		Eaton Vance Corp	944
51,550		Evercore Partners, Inc (Class A)	1,753
46,159	e	Federated Investors, Inc (Class B)	1,208
234,984		Franklin Resources, Inc	26,133
570	e	Greenhill & Co, Inc	47
246,000		Hong Kong Exchanges and Clearing Ltd	5,580
906,575	*	ING Groep NV	8,819
77,230	*	IntercontinentalExchange, Inc	9,201
1,750	*	International Assets Holding Corp	41
418,596		Invesco Ltd	10,071
3,030	*	Investment Technology Group, Inc	50
3,510		Janus Capital Group, Inc	46
1,570		KBW, Inc	44
84,613		Legg Mason, Inc	3,069
454,885	*	MF Global Holdings Ltd	3,803
81,929	*	Nasdaq Stock Market, Inc	1,943
130,606	*	NewStar Financial, Inc	1,381
721,800	*	Nomura Holdings, Inc	4,578
194,049		Northern Trust Corp	10,752
254,612		NYSE Euronext	7,633
7,510	*	PHH Corp	174
15,778	*	Safeguard Scientifics, Inc	269
92,049		SEI Investments Co	2,190
463,000		Singapore Exchange Ltd	3,038
497,483		State Street Corp	23,053
760		* Stifel Financial Corp	47
252,140		T Rowe Price Group, Inc	16,273
29,020	*	TradeStation Group, Inc	196

		TOTAL DIVERSIFIED FINANCIALS	298,775

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

ENERGY - 6.1%
256,504	*	Allis-Chalmers Energy, Inc	$1,819
345,706		Apache Corp	41,220
49,684	*	Atlas America, Inc	2,185
218,947	*,e	ATP Oil & Gas Corp	3,665
4,366	*	Atwood Oceanics, Inc	163
37,958		Berry Petroleum Co (Class A)	1,659
706,010		BG Group plc	14,266
74,150	*,e	BPZ Energy, Inc	353
2,730	*	Brigham Exploration Co	74
9,766	*	Bronco Drilling Co, Inc	78
108,819		Cabot Oil & Gas Corp	4,119
135,202	*	Cairn Energy plc	885
7,080	*	Cal Dive International, Inc	40
193,317	*	Cameron International Corp	9,807
110,600		Canadian Oil Sands Trust	2,942
21,895		CARBO Ceramics, Inc	2,267
5,590	*	Carrizo Oil & Gas, Inc	193
245,100	*	Cenovus Energy, Inc	8,204
700,834		Chesapeake Energy Corp	18,159
110,102		Cimarex Energy Co	9,747
258,739	*,e	Clean Energy Fuels Corp	3,581
38,527	*	Compagnie Generale de Geophysique S.A.	1,173
48,215	*	Complete Production Services, Inc	1,425
43,560	*	Contango Oil & Gas Co	2,523
103,000		Cosmo Oil Co Ltd	337
184,621	e	Crosstex Energy, Inc	1,636
6,000	*	Dawson Geophysical Co	191
431,993	*	Denbury Resources, Inc	8,247
478,227	*	Devon Energy Corp	37,546
214,686	e	Diamond Offshore Drilling, Inc	14,356
1,400	*	Dresser-Rand Group, Inc	60
14,074	*	Dril-Quip, Inc	1,094
770,227		El Paso Corp	10,598
127,737		Enbridge, Inc	7,229
575,299		ENI S.p.A.	12,562
279,833		EOG Resources, Inc	25,580
350,471		Equitable Resources, Inc	15,715
26,900		EXCO Resources, Inc	522
8,401	*	Exterran Holdings, Inc	201
108,543	*	FMC Technologies, Inc	9,651
12,700		Fugro NV	1,044
70,800		Galp Energia SGPS S.A.	1,357
164,944	*	Global Industries Ltd	1,143
16,840	*,e	GMX Resources, Inc	93
47,478	*,e	Goodrich Petroleum Corp	838
22,906		Gulf Island Fabrication, Inc	645
60,130	*	Gulfmark Offshore, Inc	1,828
12,100	*	Gulfport Energy Corp	262
40,000	*	Hercules Offshore, Inc	138

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

403,553		Hess Corp	$30,888
151,299	*,e	Hornbeck Offshore Services, Inc	3,159
1,300		Idemitsu Kosan Co Ltd	138
670		Inpex Holdings, Inc	3,924
49,728	*	ION Geophysical Corp	422
5,100		Japan Petroleum Exploration Co	194
4,180	*	Key Energy Services, Inc	54
2,051	*	Kinder Morgan Management LLC	137
12,938		Lufkin Industries, Inc	807
750,014		Marathon Oil Corp	27,773
1,478,000	*	Mongolia Energy Co ltd	441
484,644		National Oilwell Varco, Inc	32,593
101,331		Neste Oil Oyj	1,618
145,045	*	Newfield Exploration Co	10,459
245,777		Nexen, Inc	5,636
119,405	e	Noble Corp	4,271
302,224		Noble Energy, Inc	26,015
8,456	*	Northern Oil And Gas, Inc	230
10,868	*	Oceaneering International, Inc	800
14,886	*	Oil States International, Inc	954
133,109		OMV AG.	5,532
368,600		Origin Energy Ltd	6,281
1,130	e	Overseas Shipholding Group, Inc	40
2,970	*	OYO Geospace Corp	294
116,560	*	Parker Drilling Co	533
5,600		Penn West Energy Trust	134
228,895	*	PetroHawk Energy Corp	4,177
32,190	*	Petroleum Development Corp	1,359
67,500	*,e	Petroquest Energy, Inc	508
86,690	*	Pioneer Drilling Co	764
179,870		Pioneer Natural Resources Co	15,616
166,370	*	Pride International, Inc	5,490
278,391		Questar Market Resources, Inc	10,108
104,726	*	Quicksilver Resources, Inc	1,544
91,308		Range Resources Corp	4,107
769,765	*,e	Rentech, Inc	939
293,175		Repsol YPF S.A.	8,168
36,777	*,e	Rex Energy Corp	502
13,890	*	Rosetta Resources, Inc	523
10,751	e	RPC, Inc	195
19,311		Saipem S.p.A.	951
11,371	*,e	SandRidge Energy, Inc	83
439,137		Santos Ltd	5,906
400		SEACOR Holdings, Inc	40
229,704	*	Southwestern Energy Co	8,598
1,140,353		Spectra Energy Corp	28,497
82,840		St. Mary Land & Exploration Co	4,882
360,004		Suncor Energy, Inc	13,860
38,401		Sunoco, Inc	1,548
63,016	*	Swift Energy Co	2,467
393,500		Talisman Energy, Inc	8,754
6,769		Technip S.A.	625

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

126,056		Tenaris S.A.	$3,091
800		Tidewater, Inc	43
167,904		Tullow Oil plc	3,301
125,428	*	Ultra Petroleum Corp	5,992
41,805	*	Unit Corp	1,943
70,198	*	Venoco, Inc	1,295
68,320	e	W&T Offshore, Inc	1,221
222,688	*	Weatherford International Ltd	5,077
46,955	*	Whiting Petroleum Corp	5,503
637,678		Williams Cos, Inc	15,763
23,892		WorleyParsons Ltd	653

		TOTAL ENERGY	620,840

FOOD & STAPLES RETAILING - 1.7%
114,200		Aeon Co Ltd	1,429
179,256		Carrefour S.A.	7,390
1,300		Casey’s General Stores, Inc	55
3,876		Casino Guichard Perrachon S.A.	378
472,434		Costco Wholesale Corp	34,113
880,423		CVS Corp	30,612
10,250		Delhaize Group	757
46,668		J Sainsbury plc	274
54,500		Jeronimo Martins SGPS S.A.	830
6,988		Kesko Oyj (B Shares)	326
216,057		Koninklijke Ahold NV	2,851
310,757		Kroger Co	6,949
9,800		Lawson, Inc	485
31,000		Loblaw Cos Ltd	1,259
58,366		Metro AG.	4,202
8,100		Metro, Inc	368
13,956		Nash Finch Co	593
1,400		Ruddick Corp	52
407,601		Safeway, Inc	9,167
89,900		Seven & I Holdings Co Ltd	2,403
18,582		Spartan Stores, Inc	315
819,575		Sysco Corp	24,096
1,655,276		Tesco plc	10,968
1,270	*	United Natural Foods, Inc	47
770,158		Walgreen Co	30,005
59,485	*	Whole Foods Market, Inc	3,009
2,600	*	Winn-Dixie Stores, Inc	19
28,443		WM Morrison Supermarkets plc	119
157,977		Woolworths Ltd	4,358

		TOTAL FOOD & STAPLES RETAILING	177,429

FOOD, BEVERAGE & TOBACCO - 2.2%
97,000		Ajinomoto Co, Inc	1,011
400		Alico, Inc	10
25,518		Aryzta AG.	1,178
143,384		Associated British Foods plc	2,640
322,028		Campbell Soup Co	11,190
189,544		Coca Cola Hellenic Bottling Co S.A.	4,904

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

75,475		ConAgra Foods, Inc	$1,704
5,450	*	Darling International, Inc	72
2,800		Del Monte Foods Co	53
1,010	e	Diamond Foods, Inc	54
1,400		Flowers Foods, Inc	38
744,260		General Mills, Inc	26,488
20,437	*,e	Green Mountain Coffee Roasters, Inc	672
169,225		Groupe Danone	10,633
341,849		H.J. Heinz Co	16,908
2,100	*	Hain Celestial Group, Inc	57
12,910	*	Hansen Natural Corp	675
9,587		Hormel Foods Corp	491
37,588		J.M. Smucker Co	2,468
428,859		Kellogg Co	21,906
13,464		Kerry Group plc (Class A)	449
31,000		Kikkoman Corp	347
1,053,635		Kraft Foods, Inc (Class A)	33,199
2,677		Lancaster Colony Corp	153
1,600		Lance, Inc	38
21,747		McCormick & Co, Inc	1,012
28,500		Nisshin Seifun Group, Inc	362
10,900		Nissin Food Products Co Ltd	391
851,953		PepsiCo, Inc	55,658
1,876	*	Ralcorp Holdings, Inc	122
22,200		Saputo, Inc	884
556,346		Sara Lee Corp	9,742
10,773	e	Tootsie Roll Industries, Inc	312
890	*	TreeHouse Foods, Inc	45
334,862		Unilever NV	10,426
361,651		Unilever plc	11,068
68,900	*	Viterra, Inc	643
40,900		Yakult Honsha Co Ltd	1,178

		TOTAL FOOD, BEVERAGE & TOBACCO	229,181

HEALTH CARE EQUIPMENT & SERVICES - 2.0%
478,977		Aetna, Inc	14,614
277,569	*	Agilent Technologies, Inc	11,499
1,880	*	American Medical Systems Holdings, Inc	35
10,800	*	Amsurg Corp	226
3,704		Analogic Corp	183
1,610	*,e	athenahealth, Inc	66
579,568		Baxter International, Inc	29,339
62,688		Beckman Coulter, Inc	4,716
315,215		Becton Dickinson & Co	26,642
3,600	*	CardioNet, Inc	17
22,716	*	Catalyst Health Solutions, Inc	1,056
39,170	*	Centene Corp	993
9,990		Chemed Corp	634
1,190		Cigna Corp	44
2,310	*	Conceptus, Inc	32
4,670	*	Corvel Corp	226
1,930	*	Coventry Health Care, Inc	51

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

115,816		Dentsply International, Inc	$3,957
3,100	*	Gen-Probe, Inc	181
12,050	*	Greatbatch, Inc	291
730	*	Haemonetics Corp	46
5,210	*	Health Management Associates, Inc (Class A)	50
20,090	*	Healthways, Inc	224
16,830	*	Henry Schein, Inc	1,033
69,737		Hill-Rom Holdings, Inc	2,746
760	*	HMS Holdings Corp	49
28,636	*	Hospira, Inc	1,595
100,596	*	Humana, Inc	5,507
39,913	*,e	Idexx Laboratories, Inc	2,763
1,200	*	Integra LifeSciences Holdings Corp	57
12,868	*	Intuitive Surgical, Inc	3,317
4,500		Invacare Corp	136
48,070	*,e	Inverness Medical Innovations, Inc	1,759
29,553	*	Kinetic Concepts, Inc	1,238
50,210	*	LifePoint Hospitals, Inc	1,845
1,760		Masimo Corp	51
87,175		McKesson Corp	6,135
1,730	*	MedAssets, Inc	35
104,927	*	Medco Health Solutions, Inc	6,429
926,509		Medtronic, Inc	34,365
2,350	e	Meridian Bioscience, Inc	54
1,166	*	Merit Medical Systems, Inc	18
27,680	*	Molina Healthcare, Inc	771
8,672	*	MWI Veterinary Supply, Inc	548
69,800		Olympus Corp	2,113
3,000	*	Omnicell, Inc	43
8,337		Owens & Minor, Inc	245
1,888	*	Palomar Medical Technologies, Inc	27
78,813		Patterson Cos, Inc	2,414
24,754	*	PharMerica Corp	283
2,500	*	PSS World Medical, Inc	57
22,842	*	Resmed, Inc	791
1,120	*	Sirona Dental Systems, Inc	47
40,359		STERIS Corp	1,471
3,100		Universal American Financial Corp	63
1,840	*	Volcano Corp	50
493,038	*	WellPoint, Inc	28,034
1,000		West Pharmaceutical Services, Inc	41
2,100	*	Wright Medical Group, Inc	33
5,140	*	Zoll Medical Corp	191

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	201,476

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
5,870		Alberto-Culver Co	217
254,286		Avon Products, Inc	7,390
9,680		Beiersdorf AG.	537
7,875		Church & Dwight Co, Inc	544
69,468		Clorox Co	4,396
281,781		Colgate-Palmolive Co	22,647

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

38,043		Estee Lauder Cos (Class A)	$3,070
106		Henkel KGaA	5
156,880		Henkel KGaA (Preference)	9,756
181,200		Kao Corp	4,883
405,376		Kimberly-Clark Corp	25,555
63,795		L’Oreal S.A.	7,083
1,610		Nu Skin Enterprises, Inc (Class A)	49
1,245,557		Procter & Gamble Co	80,126
152,666		Reckitt Benckiser Group plc	8,390
190,000		Shiseido Co Ltd	4,151
18,375	*,e	USANA Health Sciences, Inc	798

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	179,597

INSURANCE - 2.3%
500,495		Aflac, Inc	28,242
762	*	Alleghany Corp	233
4,400		American Equity Investment Life Holding Co	55
836,991		AMP Ltd	4,529
19,698	*	Arch Capital Group Ltd	1,734
1,500		Arthur J. Gallagher & Co	44
126,789		Aspen Insurance Holdings Ltd	3,629
421,772		Assicurazioni Generali S.p.A.	8,009
96,941		Assurant, Inc	3,734
18,354		Axis Capital Holdings Ltd	659
435,146		Chubb Corp	25,951
402,055		Cincinnati Financial Corp	12,741
101,311		CNP Assurances	1,828
1,400		Donegal Group, Inc (Class A)	20
2,400		Employers Holdings, Inc	42
49,047		Endurance Specialty Holdings Ltd	2,260
27,664		Erie Indemnity Co (Class A)	1,811
8,696		Everest Re Group Ltd	738
583,156	*	Genworth Financial, Inc (Class A)	7,663
22,550		Hanover Insurance Group, Inc	1,054
1,200		Harleysville Group, Inc	44
3,500	*	Hilltop Holdings, Inc	35
418,327		Insurance Australia Group Ltd	1,660
342,419		Lincoln National Corp	9,523
5,014	*	Markel Corp	1,896
4,850		Meadowbrook Insurance Group, Inc	50
116,855		Montpelier Re Holdings Ltd	2,330
65,128		Muenchener Rueckver AG.	9,874
55,212	*,e	National Financial Partners Corp	740
700	*	Navigators Group, Inc	35
2,327,839		Old Mutual plc	4,468
6,698		PartnerRe Ltd	538
363,767	*	Phoenix Cos, Inc	924
53,051		Platinum Underwriters Holdings Ltd	2,386
328,986		Principal Financial Group	10,712
700	*	ProAssurance Corp	42
857,690		Progressive Corp	17,042
31,426		Protective Life Corp	837

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

706,164		Prudential plc	$7,355
700		RLI Corp	37
1,347,546		Royal & Sun Alliance Insurance Group plc	2,630
900		Safety Insurance Group, Inc	43
2,400		Selective Insurance Group, Inc	44
5,540		Stancorp Financial Group, Inc	250
982,936		Standard Life plc	3,310
532,520		Suncorp-Metway Ltd	4,690
140,685		Swiss Reinsurance Co	7,568
88,990		T&D Holdings, Inc	2,258
509,088		Travelers Cos, Inc	28,360
120,475		W.R. Berkley Corp	3,299
100		Wesco Financial Corp	37
130		White Mountains Insurance Group Ltd	44
200,570		XL Capital Ltd	4,376

		TOTAL INSURANCE	232,413

MATERIALS - 4.3%
37,300		Acerinox S.A.	654
57,558		Agnico-Eagle Mines Ltd	4,434
20,600		Agrium, Inc (Toronto)	1,896
87,628		Air Liquide	11,082
307,860		Air Products & Chemicals, Inc	27,999
21,000		Air Water, Inc	268
6,480	e	Airgas, Inc	405
19,300		Akzo Nobel NV	1,199
1,136,280		Alcoa, Inc	17,487
66,030	e	Allegheny Technologies, Inc	3,644
70,826	*	Allied Nevada Gold Corp	1,863
1,087,717		Alumina Ltd	2,759
122,822		AMCOL International Corp	3,807
279,194		Antofagasta plc	7,017
21,600		Aptargroup, Inc	1,028
1,400		Arch Chemicals, Inc	53
203,000		Asahi Kasei Corp	1,325
18,822		Ball Corp	1,281
88,978		BASF AG.	7,098
86,309		Bemis Co, Inc	2,819
372,433		BlueScope Steel Ltd	857
13,556		Boliden AB	276
52,800		Buckeye Technologies, Inc	1,109
27,330	*	Calgon Carbon Corp	413
1,160		Carpenter Technology Corp	47
50,895	*	Castle (A.M.) & Co	937
72,203		Cimpor Cimentos de Portugal S.A.	489
1,186	*	Clearwater Paper Corp	93
141,049		Cleveland-Cliffs, Inc	11,003
167,851	*	Coeur d’Alene Mines Corp	4,586
110,909		Commercial Metals Co	1,840
10,420		Compass Minerals International, Inc	930
270,968		CRH plc	5,612
5,992		Domtar Corporation	455

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

74,000		Dowa Holdings Co Ltd	$486
5,800		DSM NV	330
900		Eastman Chemical Co	76
370,453		Ecolab, Inc	18,678
5,690	*	Ferro Corp	83
422		Fletcher Building Ltd	3
630,839	*	Fortescue Metals Group Ltd	4,220
74,210	*	General Moly, Inc	481
1,052		Givaudan S.A.	1,135
22,564		Glatfelter	277
84,077		H.B. Fuller Co	1,725
41,614		HeidelbergCement AG.	2,608
30,000		Hitachi Metals Ltd	360
53,966		Holcim Ltd	4,078
2,400		Holmen AB (B Shares)	79
39,200	*	Horsehead Holding Corp	511
49,200		Inmet Mining Corp	3,823
22,086		Innophos Holdings, Inc	797
1,000		International Flavors & Fragrances, Inc	56
209,544		International Paper Co	5,708
154,662		Israel Chemicals Ltd	2,651
48,900		JSR Corp	912
77,699		K+S AG.	5,852
38,000		Kaneka Corp	264
226,300		Kinross Gold Corp	4,304
58,000		Kuraray Co Ltd	832
46,374		Linde AG.	7,037
39,055	*	Lonmin plc	1,197
121,887	*	Louisiana-Pacific Corp	1,153
55,925		Lubrizol Corp	5,977
100,756		MacArthur Coal Ltd	1,319
241,936		MeadWestvaco Corp	6,330
24,336		Minerals Technologies, Inc	1,592
297,500		Mitsubishi Chemical Holdings Corp	2,019
48,000		Mitsubishi Gas Chemical Co, Inc	341
120,960		Mitsui Chemicals, Inc	434
475,000		Mitsui Mining & Smelting Co Ltd	1,568
2,100		Myers Industries, Inc	20
38,497		Nalco Holding Co	1,230
2,220		Neenah Paper, Inc	44
227,840		Newcrest Mining Ltd	9,424
1,787,000		Nippon Steel Corp	6,427
212,000		Nisshin Steel Co Ltd	473
31,500		Nitto Denko Corp	1,484
577,043		Norsk Hydro ASA	4,214
6,330		Novozymes AS (B Shares)	882
414,559		Nucor Corp	18,166
29,346		Olympic Steel, Inc	842
1,370	*	OM Group, Inc	53
439,577		OneSteel Ltd	1,164
43,142		Orica Ltd	1,099
34,763	*	Owens-Illinois, Inc	1,067

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

863,952		Oxiana Ltd	$1,520
31,500		Potash Corp of Saskatchewan Toronto	4,893
314,717		Praxair, Inc	30,045
1,380		Quaker Chemical Corp	58
30,024		Rautaruukki Oyj	703
127,308	e	Reliance Steel & Aluminum Co	6,505
15,189		Rock-Tenn Co (Class A)	819
152,260		Royal Gold, Inc	8,318
13,953		Salzgitter AG.	1,077
850		Schnitzer Steel Industries, Inc (Class A)	56
48,265		Sealed Air Corp	1,228
34,028		Sensient Technologies Corp	1,250
92,200		Shin-Etsu Chemical Co Ltd	4,997
200,228		Sigma-Aldrich Corp	13,327
53,104		Sims Group Ltd	1,172
10,200		Solvay S.A.	1,087
105,431		Sonoco Products Co	3,551
11,100	*	Spartech Corp	104
67,100		Ssab Svenskt Stal AB (Series A)	1,127
600		Stepan Co	46
44,488	*	Stillwater Mining Co	950
153,116		Stora Enso Oyj (R Shares)	1,572
360,000		Sumitomo Chemical Co Ltd	1,774
1,291,000		Sumitomo Metal Industries Ltd	3,180
331,000		Sumitomo Metal Mining Co Ltd	5,785
121,590		Svenska Cellulosa AB (B Shares)	1,920
42,000		Taiyo Nippon Sanso Corp	371
174,600		Teck Cominco Ltd	10,850
74,000		Teijin Ltd	316
47,558		Temple-Inland, Inc	1,010
68,329	*	Titanium Metals Corp	1,174
305,000		Toray Industries, Inc	1,822
41,000		Tosoh Corp	133
117,300		Toyo Seikan Kaisha Ltd	2,232
268,000		UBE Industries Ltd	805
15,649		Umicore	814
375,904	e	United States Steel Corp	21,960
133,335		UPM-Kymmene Oyj	2,355
56,795	*	US Gold Corp	458
45,540		Valspar Corp	1,570
28,882		Voestalpine AG.	1,376
112,777	e	Vulcan Materials Co	5,003
10,800		Wausau Paper Corp	93
260,642		Worthington Industries, Inc	4,796
665,023		Xstrata plc	15,610
254,700		Yamana Gold, Inc	3,271
8,300		Yamato Kogyo Co Ltd	251
20,900		Yara International ASA	1,209
6,400	*	Zoltek Cos, Inc	74

		TOTAL MATERIALS	437,267

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

MEDIA - 1.7%
1,380		Arbitron, Inc	$57
107,294	*	Discovery Communications, Inc (Class A)	4,474
55,452	*	Discovery Communications, Inc (Class C)	2,035
48,307	*	DreamWorks Animation SKG, Inc (Class A)	1,424
33,529	*	Entercom Communications Corp (Class A)	388
345,020	*	Entravision Communications Corp (Class A)	887
78,791	*	EW Scripps Co (Class A)	800
22,077	*	Fisher Communications, Inc	481
40,459		Harte-Hanks, Inc	517
11,122		John Wiley & Sons, Inc (Class A)	503
215,606	*	Journal Communications, Inc (Class A)	1,089
3,232	*	Knology, Inc	51
11,413		Lagardere S.C.A.	470
274,436	*,e	Liberty Global, Inc (Class A)	9,710
250,634	*	Lin TV Corp (Class A)	1,328
169,294	*,e	McClatchy Co (Class A)	791
63,593	*	Mediacom Communications Corp (Class A)	538
35,360	e	Meredith Corp	1,225
195,819	*	New York Times Co (Class A)	1,919
428,809		Omnicom Group, Inc	19,639
551,411		Pearson plc	8,666
1,550	e	Scholastic Corp	46
123,844		Scripps Networks Interactive (Class A)	6,409
2,426,998	*,e	Sirius XM Radio, Inc	3,980
137,261		Thomson Corp (Toronto)	5,141
394,679		Time Warner Cable, Inc	26,061
38,064	*	Valassis Communications, Inc	1,231
315,030	e	Virgin Media, Inc	8,581
1,299,088		Walt Disney Co	48,728
18,736	e	Washington Post Co (Class B)	8,234
25,400		Wolters Kluwer NV	557
683,960		WPP plc	8,419
239,700		Yellow Pages Income Fund	1,495

		TOTAL MEDIA	175,874

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
875,251		Abbott Laboratories	41,932
17,804	*	Affymetrix, Inc	90
80,912	*	Akorn, Inc	491
13,974	*	Alkermes, Inc	172
251,413		Allergan, Inc	17,265
1,400	*	Alnylam Pharmaceuticals, Inc	14
718,472	*	Amgen, Inc	39,443
62	*	Amylin Pharmaceuticals, Inc	1
16,702	*,e	Arena Pharmaceuticals, Inc	29
61,621	*,e	Ariad Pharmaceuticals, Inc	314
167,180		Astellas Pharma, Inc	6,373
13,508	*,e	Auxilium Pharmaceuticals, Inc	285
235,505	*	Biogen Idec, Inc	15,790
55,710	*	BioMimetic Therapeutics, Inc	708
400	*	Bio-Rad Laboratories, Inc (Class A)	42
34,162		Biovail Corp	972

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,366,323		Bristol-Myers Squibb Co	$36,179
25,700	*	Bruker BioSciences Corp	427
28,175	*	Celera Corp	178
50,897	*	Cepheid, Inc	1,158
171,400		Chugai Pharmaceutical Co Ltd	3,146
64,111		CSL Ltd	2,380
1,940	*	Cubist Pharmaceuticals, Inc	42
17,881	*	Cypress Bioscience, Inc	116
68,874	*	Dendreon Corp	2,405
500	*	Dionex Corp	59
251,617	*	Durect Corp	868
18,820	*	Dyax Corp	40
118,891	*	Endo Pharmaceuticals Holdings, Inc	4,246
227,606	*	Genzyme Corp	16,205
29,826	*,e	Geron Corp	154
810,723	*	Gilead Sciences, Inc	29,380
888,880		GlaxoSmithKline plc	17,185
4,270	*,e	Immunogen, Inc	40
104,026	*,e	Incyte Corp	1,723
54,690	*	Isis Pharmaceuticals, Inc	553
1,221,240		Johnson & Johnson	75,533
45,556	*	Life Technologies Corp	2,528
1,615,048		Merck & Co, Inc	58,205
6,209		Merck KGaA	497
235,303	*	Nektar Therapeutics	3,024
71,281	*	Neurocrine Biosciences, Inc	545
353,003		Novartis AG.	20,746
122,745		Novo Nordisk AS (Class B)	13,841
1,100	*	Onyx Pharmaceuticals, Inc	41
28,980	*,e	Orexigen Therapeutics, Inc	234
85,677		PDL BioPharma, Inc	534
1,900		PerkinElmer, Inc	49
21,168	*	Pharmasset, Inc	919
73,809	*	Pozen, Inc	491
27,366	*,e	Progenics Pharmaceuticals, Inc	149
25,743	*,e	Regeneron Pharmaceuticals, Inc	845
121,925		Roche Holding AG.	17,865
72,210	*	Salix Pharmaceuticals Ltd	3,391
3,300	*	Seattle Genetics, Inc	49
7,300	*,e	Sequenom, Inc	59
24,140	*,e	SIGA Technologies, Inc	338
1,297	*,e	Synta Pharmaceuticals Corp	8
127,500		Takeda Pharmaceutical Co Ltd	6,274
2,390		Techne Corp	157
3,140	*,e	Theravance, Inc	79
11,024	*	United Therapeutics Corp	697
3,900	*	Viropharma, Inc	68
88,049	*,e	Vivus, Inc	825
62,597	*	Waters Corp	4,864

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	453,260

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 1.2%
2,571		Acadia Realty Trust	$47
55,900		Aeon Mall Co Ltd	1,501
620		Alexandria Real Estate Equities, Inc	45
37,122		AMB Property Corp	1,177
1,500		American Campus Communities, Inc	48
1,171,038		Annaly Mortgage Management, Inc	20,984
113,850		Anworth Mortgage Asset Corp	797
386,280	*	Ashford Hospitality Trust, Inc	3,728
1,500		BioMed Realty Trust, Inc	28
86,695		Boston Properties, Inc	7,464
600		Brandywine Realty Trust	7
1,010		BRE Properties, Inc (Class A)	44
195,440		British Land Co plc	1,598
3,200		Capital Lease Funding, Inc	19
62,720		Capstead Mortgage Corp	790
25,300		CBL & Associates Properties, Inc	443
21,544		Cedar Shopping Centers, Inc	136
1,080		Corporate Office Properties Trust	38
5,865		Cousins Properties, Inc	49
198,000		Daiwa House Industry Co Ltd	2,434
2,000,999		DB RREEF Trust	1,627
4,630		DiamondRock Hospitality Co	56
24,718	e	Digital Realty Trust, Inc	1,274
2,780		Douglas Emmett, Inc	46
173,397		Duke Realty Corp	2,161
1,000		EastGroup Properties, Inc	42
6,440		Education Realty Trust, Inc	50
2,600		Equity One, Inc	47
2,900		Extra Space Storage, Inc	50
11,054		Federal Realty Investment Trust	861
166,347	*	FelCor Lodging Trust, Inc	1,171
276,111	*,e	First Industrial Realty Trust, Inc	2,419
2,300		First Potomac Realty Trust	39
4,731	*,e	Forest City Enterprises, Inc (Class A)	79
26,565	*	Forestar Real Estate Group, Inc	513
2,600		Franklin Street Properties Corp	37
52,310		Glimcher Realty Trust	439
297,596		GPT Group (ASE)	895
1,200		Hatteras Financial Corp	36
112,205		HCP, Inc	4,128
66,499		Health Care REIT, Inc	3,168
2,000		Healthcare Realty Trust, Inc	42
82,790		Hersha Hospitality Trust	546
7,346		Highwoods Properties, Inc	234
559,090		Host Marriott Corp	9,990
22,144		HRPT Properties Trust	565
816		Investors Real Estate Trust	7
2,160		Jones Lang LaSalle, Inc	181
1,340		Kilroy Realty Corp	49
261,715		Kimco Realty Corp	4,721
279,836		Land Securities Group plc	2,941
1,880		LaSalle Hotel Properties	50

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

16,326	e	Lexington Corporate Properties Trust	$130
348,312		Liberty International plc	2,268
44,728	e	Liberty Property Trust	1,428
6,565		LTC Properties, Inc	184
36,619		Macerich Co	1,735
4,400		Medical Properties Trust, Inc	48
32,830		MFA Mortgage Investments, Inc	268
14,820		Mid-America Apartment Communities, Inc	941
321,032		Mirvac Group	402
305,810		Mitsui Fudosan Co Ltd	6,098
343,486	e	NorthStar Realty Finance Corp	1,632
1,200		Parkway Properties, Inc	21
5,168		Post Properties, Inc	188
504,551		Prologis	7,286
700		PS Business Parks, Inc	39
613,167	*,e	RAIT Investment Trust	1,343
11,900		Regency Centers Corp	503
423,884		Segro plc	1,893
606,928		Stockland Trust Group	2,235
1,530	e	Sun Communities, Inc	51
4,490	*	Sunstone Hotel Investors, Inc	46
1,020		Tanger Factory Outlet Centers, Inc	52
1,060		Taubman Centers, Inc	54
26,606		UDR, Inc	626
13,412		Unibail	2,653
1,100		Universal Health Realty Income Trust	40
5,660		Urstadt Biddle Properties, Inc (Class A)	110
5,300		U-Store-It Trust	51
36,228		Ventas, Inc	1,901
112,570		Vornado Realty Trust	9,379
1,500		Washington Real Estate Investment Trust	46

		TOTAL REAL ESTATE	123,492

RETAILING - 2.3%
2,050		Advance Auto Parts, Inc	136
83,950		American Eagle Outfitters, Inc	1,228
10,610	*	AnnTaylor Stores Corp	291
42,068	*	Autozone, Inc	11,467
900	e	Barnes & Noble, Inc	13
157,245	*	Bed Bath & Beyond, Inc	7,729
274,012		Best Buy Co, Inc	9,396
810	*,e	Blue Nile, Inc	46
1,200	e	Buckle, Inc	45
8,200		Canadian Tire Corp Ltd	562
50,476	*	Carmax, Inc	1,609
10,800		Cato Corp (Class A)	296
12,190	*	Charming Shoppes, Inc	43
46,310		Chico’s FAS, Inc	557
3,400		Christopher & Banks Corp	21
1,710	*,e	DSW, Inc (Class A)	67
249,700		Esprit Holdings Ltd	1,189
12,500		Fast Retailing Co Ltd	1,991

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,586		Finish Line, Inc (Class A)	$44
51,032		Foot Locker, Inc	1,001
31,240	*	GameStop Corp (Class A)	715
473,986		Gap, Inc	10,494
282,106		Genuine Parts Co	14,483
2,200	e	Haverty Furniture Cos, Inc	29
175,315		Hennes & Mauritz AB (B Shares)	5,839
1,630	*,e	hhgregg, Inc	34
121,498	*	Hibbett Sports, Inc	4,483
109,700		Home Retail Group	322
19,710		Hot Topic, Inc	124
36,700	*	HSN, Inc	1,124
56,720		Inditex S.A.	4,247
129,084		JC Penney Co, Inc	4,171
1,125	*,e	JOS A Bank Clothiers, Inc	45
380,300		Kingfisher plc	1,562
277,287	*	Kohl’s Corp	15,068
747,810		Li & Fung Ltd	4,339
402,420	*	Liberty Media Holding Corp (Interactive A)	6,347
242,300		Limited Brands, Inc	7,446
2,500	*	LKQ Corp	57
1,134,508		Lowe’s Cos, Inc	28,452
93,736		Macy’s, Inc	2,372
3,280		Men’s Wearhouse, Inc	82
1,635		Monro Muffler, Inc	57
94,376		Nordstrom, Inc	4,000
78,565	*	Office Depot, Inc	424
99,751	*	Orbitz Worldwide, Inc	558
800	*	O’Reilly Automotive, Inc	48
10,103	*,e	Overstock.com, Inc	166
4,580		PEP Boys - Manny Moe & Jack	62
2,400	e	PetMed Express, Inc	43
30,830		Petsmart, Inc	1,228
9,430	*	Pier 1 Imports, Inc	99
29,641		RadioShack Corp	548
10,500	*	Retail Ventures, Inc	171
5,240	*	Sally Beauty Holdings, Inc	76
1,800	*	Shoe Carnival, Inc	49
14,007		Stage Stores, Inc	243
543,281		Staples, Inc	12,370
3,300		Stein Mart, Inc	31
4,010	*	Talbots, Inc	34
646,103		Target Corp	38,849
38,755		Tiffany & Co	2,413
397,962		TJX Companies, Inc	17,665
1,220		Tractor Supply Co	59
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	62
11,490		Williams-Sonoma, Inc	410

		TOTAL RETAILING	229,231

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
63,345		* Advanced Energy Industries, Inc	864

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

769,561	*	Advanced Micro Devices, Inc	$6,295
53,685	*	Anadigics, Inc	372
1,298,344		Applied Materials, Inc	18,242
42,857		ASML Holding NV	1,655
146,136	*	Atmel Corp	1,800
7,922	*	Cabot Microelectronics Corp	328
1,100	*	Cymer, Inc	50
2,380	*	Diodes, Inc	64
141,124	*,e	Energy Conversion Devices, Inc	649
76,949	*	Entegris, Inc	575
46	*	Evergreen Solar, Inc	0	^
4,220	*	Fairchild Semiconductor International, Inc	66
7,010	*,e	GT Solar International, Inc	64
7,300	*	Integrated Device Technology, Inc	49
2,922,828		Intel Corp	61,468
1,811	*	IXYS Corp	21
60,054	*	Lattice Semiconductor Corp	364
344,113	*	LSI Logic Corp	2,061
27,338	*	LTX-Credence Corp	202
14,183	*,e	Mattson Technology, Inc	43
3,840		Micrel, Inc	50
9,615	*	MKS Instruments, Inc	235
507,568	*	ON Semiconductor Corp	5,015
1,300		Power Integrations, Inc	52
21,351	*	RF Micro Devices, Inc	157
15,400		Rohm Co Ltd	1,005
1,340	*,e	Rubicon Technology, Inc	28
9,021	*	Rudolph Technologies, Inc	74
16,682	*	Sigma Designs, Inc	236
58,685	*	Skyworks Solutions, Inc	1,680
65,663		STMicroelectronics NV	679
223,528	*,e	Sunpower Corp (Class A)	2,868
53,521	*,e	Sunpower Corp (Class B)	664
4,270	*	Teradyne, Inc	60
1,097,771		Texas Instruments, Inc	35,678
10,500	*	Ultratech, Inc	209
114,448		Xilinx, Inc	3,317

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	147,239

SOFTWARE & SERVICES - 4.3%
627,576		Accenture plc	30,431
373,461	*	Adobe Systems, Inc	11,495
830	*,e	Advent Software, Inc	48
60,961	*	Akamai Technologies, Inc	2,868
4,609	*	Ansys, Inc	240
2,440	*	Ariba, Inc	57
225,855	*	Art Technology Group, Inc	1,351
139,678	*	Autodesk, Inc	5,336
9,500	*,e	Blackboard, Inc	392
103,131	e	Broadridge Financial Solutions, Inc	2,262
44,183		CA, Inc	1,080
29,200	*	Ciber, Inc	137

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

95,888	*	Compuware Corp	$1,119
940	*	Concur Technologies, Inc	49
1,910	*,e	Constant Contact, Inc	59
3,620	*	Convergys Corp	48
12,200	*	CSG Systems International, Inc	231
2,530	*	DealerTrack Holdings, Inc	51
97,800		Earthlink, Inc	841
27,660	*,e	Ebix, Inc	655
2,100		EPIQ Systems, Inc	29
23,879	*	Equinix, Inc	1,940
570		Factset Research Systems, Inc	53
54,216	*,e	FalconStor Software, Inc	182
2,253	*	Gartner, Inc	75
900		Global Payments, Inc	42
116,088	*	Google, Inc (Class A)	68,953
2,600		iGate Corp	51
73,887	*	Informatica Corp	3,253
42,117	*	Internap Network Services Corp	256
585,550		International Business Machines Corp	85,935
34,644	*	Intuit, Inc	1,708
1,740	*	j2 Global Communications, Inc	50
58,800		Jack Henry & Associates, Inc	1,714
1,810	*	JDA Software Group, Inc	51
91,500	*	Lawson Software, Inc	846
24,926	*	Liquidity Services, Inc	350
12,193	*	Liveperson, Inc	138
40,415		Marchex, Inc (Class B)	386
49,167	*	Mentor Graphics Corp	590
1,210	*	Micros Systems, Inc	53
3,490,550		Microsoft Corp	97,456
600	*	MicroStrategy, Inc (Class A)	51
14,350	*	NeuStar, Inc (Class A)	374
165,999		NIC, Inc	1,612
12,200		Nintendo Co Ltd	3,581
286,573	*	Novell, Inc	1,697
104		NTT Data Corp	360
1,336,717		Oracle Corp	41,839
16,200	e	Pegasystems, Inc	593
3,114	*	Perficient, Inc	39
1,500	*	Progress Software Corp	63
675	*,e	Rackspace Hosting, Inc	21
75,439	*	RealNetworks, Inc	317
54,977	*	S1 Corp	379
84,209	*	Salesforce.com, Inc	11,116
166,184		SAP AG.	8,461
84,070		Sapient Corp	1,017
51,141	*	Smith Micro Software, Inc	805
22,225	*,e	Sonic Solutions, Inc	333
2,000	*	Sourcefire, Inc	52
714,908	*	Symantec Corp	11,968
1,700	*	Synopsys, Inc	46
1,700		Syntel, Inc	81

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,610	*	Taleo Corp (Class A)	$45
69,179	*,e	Terremark Worldwide, Inc	896
141,310	*	TIBCO Software, Inc	2,785
61,369	*	TNS, Inc	1,276
207,162		Total System Services, Inc	3,186
7,832	*,e	Travelzoo, Inc	323
23,000	*	Tyler Technologies, Inc	477
15,133	*	Ultimate Software Group, Inc	736
2,370	*	Unisys Corp	61
55,653		United Online, Inc	367
32,414	*	Vasco Data Security International	264
1,500	*	Vocus, Inc	41
23,300	*	Wright Express Corp	1,072
966,330	*	Yahoo!, Inc	16,070

		TOTAL SOFTWARE & SERVICES	435,265

TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
41,720	*	Acme Packet, Inc	2,218
1,400		Adtran, Inc	51
121,197	*	Agilysys, Inc	682
11,531	*	Avid Technology, Inc	201
20,420	*	Benchmark Electronics, Inc	371
36,913	*,e	Bookham, Inc	485
223,500		Canon, Inc	11,589
2,955,017	*	Cisco Systems, Inc	59,780
4,800		Cognex Corp	141
129,390	*	Cray, Inc	925
7,400		CTS Corp	82
12,100		Daktronics, Inc	193
1,592,923	*	Dell, Inc	21,584
2,120	*	DG FastChannel, Inc	61
3,605	*	DTS, Inc	177
924,688	*	EMC Corp	21,175
76,433	*,e	Finisar Corp	2,269
74,500		Fuji Folms Holdings Corp	2,694
592,000		Fujitsu Ltd	4,120
69,668	*	Harmonic, Inc	597
1,247,948		Hewlett-Packard Co	52,540
28,700	*	Ibiden Co Ltd	906
6,100	*	Infinera Corp	63
1,900	*	Ingram Micro, Inc (Class A)	36
22,232	*,e	InterDigital, Inc	926
9,686	*	Intermec, Inc	123
22,664	*	Intevac, Inc	318
1,920	*	Itron, Inc	106
118,500		Konica Minolta Holdings, Inc	1,232
27,700		Kyocera Corp	2,829
628	*	L-1 Identity Solutions, Inc	7
43,645	*	Lexmark International, Inc (Class A)	1,520
1,068		Littelfuse, Inc	50
63,953	*	Loral Space & Communications, Inc	4,892
2,200	e	Molex, Inc	50

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,137,656	*	Motorola, Inc	$19,389
1,400		National Instruments Corp	53
155,116	*	NetApp, Inc	8,525
1,910	*	Netgear, Inc	64
883,690		Nokia Oyj	9,140
30,400		Omron Corp	805
69,596	*	Oplink Communications, Inc	1,285
40,673		Plantronics, Inc	1,514
1,420	*	Plexus Corp	44
57,360	*	Polycom, Inc	2,236
210,352	*,e	Power-One, Inc	2,146
68,816	*	QLogic Corp	1,171
872,171	*	Quantum Corp	3,244
112,997	*,e	Radisys Corp	1,006
89,600	*	Research In Motion Ltd (Canada)	5,233
163,000		Ricoh Co Ltd	2,389
2,940	*	Riverbed Technology, Inc	103
2,500	*	Rofin-Sinar Technologies, Inc	89
1,300	*	Scansource, Inc	41
5,918	*	Seachange International, Inc	51
258,084	*	Seagate Technology, Inc	3,879
28,831	*	Smart Modular Technologies WWH, Inc	166
54,795	*,e	STEC, Inc	967
6,268	*	Super Micro Computer, Inc	72
8,445		Sycamore Networks, Inc	174
145,266	*	Symmetricom, Inc	1,030
17,463	*,e	Synaptics, Inc	513
20,700		TDK Corp	1,441
3,600	*	Tech Data Corp	158
40,403	*	Tekelec	481
205,546		Tellabs, Inc	1,394
37,576	*	Trimble Navigation Ltd	1,500
11,800	*	TTM Technologies, Inc	176
2,300	*,e	Universal Display Corp	70
1,085,966		Xerox Corp	12,511

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	278,053

TELECOMMUNICATION SERVICES - 1.7%
148,096	e	Alaska Communications Systems Group, Inc	1,644
233,762	*	American Tower Corp (Class A)	12,071
107,000		BCE, Inc	3,803
337,089		Bezeq Israeli Telecommunication Corp Ltd	1,028
22,322		Cellcom Israel Ltd	725
266,348	e	CenturyTel, Inc	12,297
56,248	*	Cincinnati Bell, Inc	157
90,445	*	Crown Castle International Corp	3,964
303,562		France Telecom S.A.	6,326
1,590,083		Frontier Communications Corp	15,473
894		KDDI Corp	5,164
333,554	*	MetroPCS Communications, Inc	4,213
2,950	*	Neutral Tandem, Inc	43
161,180	*	NII Holdings, Inc (Class B)	7,198

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

4,926		NTT DoCoMo, Inc	$8,603
13,063	*	PAETEC Holding Corp	49
219,990		Portugal Telecom SGPS S.A.	2,463
2,638,628		Qwest Communications International, Inc	20,081
54,500		Rogers Communications, Inc (Class B)	1,897
9,560	*	SBA Communications Corp (Class A)	391
50,700		Softbank Corp	1,755
3,338,335	*	Sprint Nextel Corp	14,121
20,557		Swisscom AG.	9,038
56,434	*	Syniverse Holdings, Inc	1,741
2,598,797		Telecom Italia S.p.A.	3,358
35,000		Telekom Austria AG.	492
97,700		Telenor ASA	1,587
3,516		Telephone & Data Systems, Inc	129
485,994		TeliaSonera AB	3,851
61,025	*	tw telecom inc (Class A)	1,040
2,448	*	US Cellular Corp	122
8,691,163		Vodafone Group plc	22,468
636,288		Windstream Corp	8,870

		TOTAL TELECOMMUNICATION SERVICES	176,162

TRANSPORTATION - 1.8%
173,946		Abertis Infraestructuras S.A.	3,127
438,715	*	Airtran Holdings, Inc	3,242
13,811		Alexander & Baldwin, Inc	553
800	e	Allegiant Travel Co	39
1,490		Arkansas Best Corp	41
639,647		Auckland International Airport Ltd	1,087
85,122		Autostrade S.p.A.	1,736
97,628		Brisa-Auto Estradas de Portugal S.A.	681
66,237	*	British Airways plc	281
79,000		Canadian National Railway Co	5,272
14,500		Canadian Pacific Railway Ltd	942
816,000		Cathay Pacific Airways Ltd	2,252
205		Central Japan Railway Co	1,717
26,343		CH Robinson Worldwide, Inc	2,112
398,150		CSX Corp	25,724
411,879	*	Delta Air Lines, Inc	5,190
134,669		Deutsche Lufthansa AG.	2,943
493,298		Deutsche Post AG.	8,372
17,775	*	Dollar Thrifty Automotive Group, Inc	840
44,000		East Japan Railway Co	2,861
26,179		Expeditors International Washington, Inc	1,429
297,149		FedEx Corp	27,638
1,500		Forward Air Corp	43
1,613		Fraport AG. Frankfurt Airport Services Worldwide	102
4,700	*	Genesee & Wyoming, Inc (Class A)	249
2,200		Heartland Express, Inc	35
63,185	*	Hertz Global Holdings, Inc	916
2,064	*	Hub Group, Inc (Class A)	73
1,100		J.B. Hunt Transport Services, Inc	45
54,060	*	Kansas City Southern Industries, Inc	2,587

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

153,000	*	Kawasaki Kisen Kaisha Ltd	$673
41,000		Keihin Electric Express Railway Co Ltd	362
46,000		Keio Corp	314
1,100	*	Kirby Corp	48
900		Landstar System, Inc	37
61,000		Mitsui OSK Lines Ltd	416
1,476,197		MTR Corp	5,375
408,752		Norfolk Southern Corp	25,678
95,900		Odakyu Electric Railway Co Ltd	893
9,835		Ryder System, Inc	518
603,887		Southwest Airlines Co	7,839
49,137		TNT NV	1,297
61,000		Tobu Railway Co Ltd	343
215,000		Tokyu Corp	985
88,331		Transurban Group	463
497,153		United Parcel Service, Inc (Class B)	36,083
1,600	e	Werner Enterprises, Inc	36
105,100		Yamato Transport Co Ltd	1,496

		TOTAL TRANSPORTATION	184,985

UTILITIES - 2.7%
5,000		Acciona S.A.	354
162,406	e	AGL Resources, Inc	5,823
147,159		Alliant Energy Corp	5,411
134,154	e	Aqua America, Inc	3,015
154,309		Atmos Energy Corp	4,814
322,632		Avista Corp	7,266
2,700		California Water Service Group	101
191,538	*	Calpine Corp	2,555
7,100		Canadian Utilities Ltd	388
289,986		Centerpoint Energy, Inc	4,559
22,932		Central Vermont Public Service Corp	501
22,260		CH Energy Group, Inc	1,088
272,000		Cheung Kong Infrastructure Holdings Ltd	1,246
393,869		Cleco Corp	12,115
701,000		CLP Holdings Ltd	5,691
445,091		Consolidated Edison, Inc	22,064
151,789	*	Contact Energy Ltd	737
24,039		DTE Energy Co	1,089
779		Energias de Portugal S.A.	3
156,400		Gas Natural SDG S.A.	2,401
382,804		Hawaiian Electric Industries, Inc	8,724
1,494,250		Hong Kong & China Gas Ltd	3,522
291,500		Hong Kong Electric Holdings Ltd	1,838
987,020		Iberdrola S.A.	7,608
329,147		Idacorp, Inc	12,172
749,969		International Power plc	5,117
12,040		ITC Holdings Corp	746
30,844		Laclede Group, Inc	1,127
1,800		MDU Resources Group, Inc	36
67,199		MGE Energy, Inc	2,873
1,088,320		National Grid plc	9,383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

13,270		New Jersey Resources Corp	$572
386,268		NextEra Energy, Inc	20,080
103,323	e	Nicor, Inc	5,159
686,326		NiSource, Inc	12,093
191,351		Northeast Utilities	6,100
12,740		Northwest Natural Gas Co	592
81,478		NSTAR	3,438
442,404		NV Energy, Inc	6,216
54,813		Oest Elektrizitatswirts AG. (Class A)	2,042
6,372		Oneok, Inc	353
1,420	e	Ormat Technologies, Inc	42
897,000		Osaka Gas Co Ltd	3,480
775,805		Pepco Holdings, Inc	14,158
190,975		PG&E Corp	9,136
181,487		Piedmont Natural Gas Co, Inc	5,074
1,700		Portland General Electric Co	37
394,877		PPL Corp	10,393
187,134		Public Power Corp	2,686
15,203	e	SCANA Corp	617
455,571		Scottish & Southern Energy plc	8,701
198,129		Sempra Energy	10,398
30,331		SJW Corp	803
317,700		Snam Rete Gas S.p.A.	1,579
61,735		South Jersey Industries, Inc	3,261
24,429		Southwest Gas Corp	896
2,934		SP AusNet	3
10,826		Suez Environnement S.A.	224
179,100		Terna Rete Elettrica Nazionale S.p.A.	756
722,790		Tokyo Gas Co Ltd	3,205
6,500		TransAlta Corp	138
27,622		UIL Holdings Corp	828
67,641		Veolia Environnement	1,977
47,867		WGL Holdings, Inc	1,712
18,096		Wisconsin Energy Corp	1,065
53,751		Xcel Energy, Inc	1,266

		TOTAL UTILITIES	273,447

		TOTAL COMMON STOCKS	6,199,426

		(Cost $5,009,601)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp	147
740,991	*	Federal National Mortgage Association	415

		TOTAL BANKS	562

		TOTAL PREFERRED STOCKS	562

		(Cost $24,353)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 8.0%
GOVERNMENT AGENCY DEBT - 4.3%
	Federal Home Loan Bank (FHLB)
$928,000	FHLB	1/07/11	$926
26,700,000	FHLB	1/19/11	26,698
6,100,000	FHLB	2/02/11	6,099
7,000,000	FHLB	2/04/11	6,999
20,000,000	FHLB	2/09/11	19,997
43,487,000	FHLB	2/11/11	43,480
10,000,000	FHLB	2/16/11	9,998
25,700,000	FHLB	2/18/11	25,694
1,800,000	FHLB	2/25/11	1,800
21,000,000	FHLB	3/11/11	20,995
	Federal Home Loan Mortgage Corp (FHLMC)
23,500,000	FHLMC	1/03/11	23,500
26,615,000	FHLMC	1/10/11	26,614
4,905,000	FHLMC	2/14/11	4,904
30,000,000	FHLMC	3/02/11	29,995
22,000,000	FHLMC	3/14/11	21,996
50,000,000	FHLMC	3/28/11	49,987
	Federal National Mortgage Association (FNMA)
37,700,000	FMNA	2/09/11	37,694
11,955,000	FNMA	2/14/11	11,953
10,000,000	FNMA	2/22/11	9,998
23,553,000	FNMA	3/01/11	23,542
25,000,000	FNMA	3/23/11	24,995

	TOTAL GOVERNMENT AGENCY DEBT		427,864

TREASURY DEBT - 1.8%
8,865,000	United States Treasury Bill	2/17/11	8,864
25,000,000	United States Treasury Bill	3/03/11	24,994
75,000,000	United States Treasury Bill	3/10/11	74,983
21,000,000	United States Treasury Bill	3/24/11	20,995
50,000,000	United States Treasury Bill	3/31/11	49,984
6,500,000	United States Treasury Bill	12/15/11	6,486

	TOTAL TREASURY DEBT		186,306

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
GOVERNMENT AGENCY DEBT - 1.9%
	Federal Home Loan Bank (FHLB)
67,872,000	FHLB	1/07/11	67,872
44,800,000	FHLB	2/23/11	44,789
35,900,000	Federal Home Loan Mortgage Corp (FHLMC)	2/22/11	35,893
51,447,000	Federal National Mortgage Association (FNMA)	3/01/11	51,439

	TOTAL GOVERNMENT AGENCY DEBT		199,993

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		199,993

	TOTAL SHORT-TERM INVESTMENTS		814,163

	(Cost $814,139)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES	COMPANY	VALUE (000)

	TOTAL INVESTMENTS - 106.2%	$10,872,127
	(Cost $9,615,453)
	OTHER ASSETS & LIABILITIES, NET - (6.2)%	(633,601)

	NET ASSETS - 100.0%	$10,238,526

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2010 the value of these securities amounted to $140,271,000 or 1.4% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 9.6%
$50,000,000		Bank of Montreal	0.230%	01/06/11	$50,000
25,000,000		Bank of Montreal	0.240	01/18/11	25,000
50,000,000		Bank of Montreal	0.240	01/27/11	50,000
50,000,000		Bank of Montreal	0.250	02/28/11	50,000
35,000,000		Bank of Nova Scotia	0.290	01/20/11	35,000
45,000,000		Bank of Nova Scotia	0.240	01/25/11	45,000
40,000,000		Bank of Nova Scotia	0.250	02/02/11	40,000
20,000,000		Bank of Nova Scotia	0.250	02/24/11	20,000
50,000,000		Bank of Nova Scotia	0.240	02/28/11	50,000
30,000,000		Bank of Nova Scotia	0.270	03/01/11	30,000
24,600,000		Bank of Nova Scotia	0.290	03/03/11	24,600
45,000,000	i	Barclays Bank plc	0.510	01/11/11	45,000
25,000,000		Barclays Bank plc	0.470	04/21/11	25,000
40,510,000		Barclays Bank plc	0.450	05/23/11	40,510
25,000,000		Barclays Bank plc	0.400	06/20/11	25,000
25,000,000		BNP Paribas	0.300	01/10/11	25,000
25,000,000		BNP Paribas	0.250	01/18/11	25,000
30,000,000		BNP Paribas	0.630	01/27/11	30,007
29,000,000		BNP Paribas	0.310	02/11/11	29,000
30,000,000		BNP Paribas	0.270	02/15/11	30,000
25,000,000	i	Canadian Imperial Bank of Commerce	0.400	04/28/11	25,000
25,000,000		Credit Agricole S.A.	0.260	01/19/11	25,000
50,000,000		Deutsche Bank AG.	0.250	01/25/11	50,000
20,000,000		Rabobank Nederland NV	0.290	01/06/11	20,000
30,000,000		Rabobank Nederland NV	0.240	02/08/11	30,000
30,000,000		Rabobank Nederland NV	0.250	03/02/11	30,000
63,550,000		Rabobank Nederland NV	0.330	03/11/11	63,555
25,000,000		Royal Bank of Scotland plc	0.410	03/07/11	25,000
25,000,000		Societe Generale	0.280	01/11/11	25,000
40,000,000		Toronto-Dominion Bank	0.250	01/13/11	40,000
25,000,000		Toronto-Dominion Bank	0.230	01/27/11	25,000
47,400,000		Toronto-Dominion Bank	0.240	02/23/11	47,400
30,000,000		Toronto-Dominion Bank	0.240	02/25/11	30,000
25,000,000		Toronto-Dominion Bank	0.300	05/09/11	25,000

		TOTAL CERTIFICATE OF DEPOSIT			1,155,072

COMMERCIAL PAPER - 36.6%
17,000,000		Abbott Laboratories		01/11/11	16,999
25,000,000		Abbott Laboratories		01/18/11	24,998
25,000,000		Abbott Laboratories		01/25/11	24,997
7,000,000		American Honda Finance Corp		01/06/11	7,000
20,000,000		American Honda Finance Corp		01/12/11	19,999
25,000,000		American Honda Finance Corp		01/21/11	24,996

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	American Honda Finance Corp		01/27/11	$19,997
4,550,000	American Honda Finance Corp		01/28/11	4,549
55,365,000	American Honda Finance Corp		02/03/11	55,354
25,000,000	American Honda Finance Corp		02/22/11	24,991
24,226,000	American Honda Finance Corp		02/23/11	24,217
25,000,000	American Honda Finance Corp		03/01/11	24,991
12,000,000	American Honda Finance Corp		03/02/11	11,995
9,700,000	American Honda Finance Corp		03/03/11	9,696
59,300,000	Australia & New Zealand Banking Group Ltd		01/10/11	59,296
34,500,000	Australia & New Zealand Banking Group Ltd		02/08/11	34,491
25,000,000	Australia & New Zealand Banking Group Ltd		03/16/11	24,984
22,000,000	Bank of Nova Scotia		01/06/11	21,999
20,000,000	Bank of Nova Scotia		01/07/11	19,999
25,000,000	Bank of Nova Scotia		03/21/11	24,985
15,000,000	Barclays US Funding Corp		05/27/11	14,965
25,000,000	BNP Paribas Finance, Inc		01/03/11	25,000
25,000,000	BNP Paribas Finance, Inc		02/09/11	24,992
25,720,000	Coca-Cola Co		01/04/11	25,719
18,695,000	Coca-Cola Co		01/10/11	18,694
25,000,000	Coca-Cola Co		01/11/11	24,998
10,827,000	Coca-Cola Co		01/19/11	10,826
36,060,000	Coca-Cola Co		01/28/11	36,054
34,700,000	Coca-Cola Co		02/17/11	34,690
40,000,000	Coca-Cola Co		03/25/11	39,977
1,380,000	Commonwealth Bank of Australia		01/25/11	1,380
25,000,000	Commonwealth Bank of Australia		02/16/11	24,991
11,050,000	Commonwealth Bank of Australia		03/07/11	11,045
25,000,000	Commonwealth Bank of Australia		03/10/11	24,987
22,480,000	Commonwealth Bank of Australia		03/15/11	22,467
25,855,000	Credit Agricole North America, Inc		01/05/11	25,854
25,000,000	Credit Agricole North America, Inc		01/07/11	24,999
22,000,000	Credit Agricole North America, Inc		01/12/11	21,998
20,000,000	Credit Agricole North America, Inc		02/03/11	19,995
20,000,000	Deutsche Bank Financial, Inc		01/03/11	20,000
9,534,000	Fairway Finance LLC		01/04/11	9,534
3,818,000	Fairway Finance LLC		01/05/11	3,818
3,050,000	Fairway Finance LLC		01/12/11	3,050
6,021,000	Fairway Finance LLC		02/02/11	6,019
23,345,000	Fairway Finance LLC		02/09/11	23,338
3,000,000	Fairway Finance LLC		03/03/11	2,998
6,000,000	Fairway Finance LLC		03/07/11	5,997
20,543,000	Fairway Finance LLC		03/10/11	20,532
30,000,000	General Electric Capital Corp		02/10/11	29,993
50,000,000	General Electric Capital Corp		02/22/11	49,984
50,000,000	General Electric Capital Corp		03/14/11	49,976
5,495,000	General Electric Capital Corp		03/21/11	5,492
20,000,000	General Electric Capital Corp		03/29/11	19,989
2,160,000	General Electric Capital Corp		04/01/11	2,159
30,000,000	General Electric Capital Corp		04/06/11	29,979
20,000,000	General Electric Capital Corp		05/03/11	19,983
43,605,000	ING US Funding LLC		01/10/11	43,602
19,300,000	International Business Machines Corp		01/04/11	19,300
19,500,000	International Business Machines Corp		01/14/11	19,499

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$25,000,000	Johnson & Johnson		01/05/11	$25,000
25,000,000	Johnson & Johnson		01/07/11	24,999
72,950,000	Johnson & Johnson		01/14/11	72,945
32,640,000	Johnson & Johnson		01/24/11	32,636
13,500,000	Johnson & Johnson		01/27/11	13,498
31,590,000	Johnson & Johnson		02/01/11	31,585
20,000,000	Johnson & Johnson		02/03/11	19,996
18,823,000	Johnson & Johnson		03/09/11	18,816
9,615,000	Johnson & Johnson		03/22/11	9,611
19,090,000	Johnson & Johnson		03/30/11	19,080
14,000,000	Johnson & Johnson		05/03/11	13,989
439,000	JPMorgan Chase Bank NA		02/02/11	439
3,199,000	JPMorgan Chase Bank NA		02/03/11	3,198
22,500,000	Lloyds TSB Bank plc		01/07/11	22,499
25,000,000	Lloyds TSB Bank plc		01/20/11	24,997
8,100,000	Lloyds TSB Bank plc		02/01/11	8,098
46,450,000	Lloyds TSB Bank plc		02/11/11	46,438
25,000,000	National Australia Funding(Delaware)		01/03/11	25,000
20,000,000	National Australia Funding(Delaware)		01/12/11	19,998
7,550,000	National Australia Funding(Delaware)		02/01/11	7,549
45,000,000	Nestle Capital Corp		01/04/11	44,999
6,300,000	Nestle Capital Corp		01/05/11	6,300
14,760,000	Nestle Capital Corp		01/11/11	14,759
42,505,000	Nestle Capital Corp		01/14/11	42,501
30,000,000	Nestle Capital Corp		02/08/11	29,994
36,520,000	Nestle Capital Corp		02/10/11	36,512
2,500,000	Nestle Capital Corp		03/14/11	2,499
17,330,000	Nestle Capital Corp		04/01/11	17,320
71,980,000	Nestle Capital Corp		04/05/11	71,934
5,175,000	Novartis Finance Corp		05/09/11	5,171
18,130,000	Old Line Funding LLC		01/04/11	18,130
28,988,000	Old Line Funding LLC		01/07/11	28,987
20,000,000	Old Line Funding LLC		01/12/11	19,999
50,000,000	Old Line Funding LLC		01/20/11	49,993
20,000,000	Old Line Funding LLC		01/21/11	19,997
75,000,000	Old Line Funding LLC		01/25/11	74,988
22,000,000	Old Line Funding LLC		01/26/11	21,996
6,060,000	Old Line Funding LLC		03/18/11	6,056
25,000,000	Private Export Funding Corp		01/10/11	24,998
20,000,000	Private Export Funding Corp		01/13/11	19,998
10,000,000	Private Export Funding Corp		01/18/11	9,998
30,000,000	Private Export Funding Corp		02/01/11	29,995
30,000,000	Private Export Funding Corp		02/04/11	29,993
31,815,000	Private Export Funding Corp		02/28/11	31,801
25,000,000	Private Export Funding Corp		03/02/11	24,990
21,000,000	Private Export Funding Corp		03/03/11	20,991
28,500,000	Private Export Funding Corp		03/04/11	28,488
22,000,000	Private Export Funding Corp		03/08/11	21,988
21,000,000	Private Export Funding Corp		03/11/11	20,990
21,000,000	Private Export Funding Corp		03/15/11	20,989
10,000,000	Private Export Funding Corp		04/11/11	9,985
10,000,000	Private Export Funding Corp		07/05/11	9,980
15,000,000	Private Export Funding Corp		07/06/11	14,969

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$44,500,000	Procter & Gamble Co		01/05/11	$44,499
8,900,000	Procter & Gamble Co		01/13/11	8,899
20,000,000	Procter & Gamble Co		01/31/11	19,997
50,000,000	Procter & Gamble Co		02/09/11	49,987
18,615,000	Procter & Gamble Co		04/04/11	18,602
25,000,000	Procter & Gamble Co		04/08/11	24,984
32,390,000	Procter & Gamble Co		04/12/11	32,367
11,150,000	Procter & Gamble Co		05/04/11	11,140
10,750,000	Procter & Gamble Co		05/11/11	10,740
20,000,000	Procter & Gamble International Funding S.C.A		01/06/11	20,000
50,085,000	Rabobank USA Financial Corp		02/07/11	50,071
51,730,000	Rabobank USA Financial Corp		02/08/11	51,716
6,350,000	Rabobank USA Financial Corp		03/04/11	6,347
12,500,000	Rabobank USA Financial Corp		03/10/11	12,494
5,000,000	Rabobank USA Financial Corp		03/21/11	4,997
6,750,000	Rabobank USA Financial Corp		04/08/11	6,745
25,000,000	Royal Bank of Canada		01/06/11	24,999
25,000,000	Royal Bank of Canada		01/12/11	24,999
50,000,000	Royal Bank of Canada		02/24/11	49,984
39,665,000	Royal Bank of Canada		03/04/11	39,650
50,000,000	Royal Bank of Canada		03/18/11	49,974
50,000,000	Royal Bank of Canada		04/25/11	49,958
35,000,000	Sheffield Receivables Corp		01/13/11	34,997
28,500,000	Sheffield Receivables Corp		02/04/11	28,493
30,000,000	Sheffield Receivables Corp		02/10/11	29,991
30,000,000	Sheffield Receivables Corp		02/18/11	29,990
7,555,000	Sheffield Receivables Corp		03/02/11	7,552
20,000,000	Sheffield Receivables Corp		03/03/11	19,991
28,940,000	Sheffield Receivables Corp		03/11/11	28,924
20,000,000	Sheffield Receivables Corp		03/24/11	19,986
3,700,000	Societe Generale North America, Inc		01/03/11	3,700
18,300,000	Societe Generale North America, Inc		01/07/11	18,299
27,000,000	Societe Generale North America, Inc		01/13/11	26,998
10,000,000	Societe Generale North America, Inc		01/14/11	9,999
15,000,000	Societe Generale North America, Inc		01/24/11	14,997
1,605,000	Societe Generale North America, Inc		01/27/11	1,605
32,000,000	Societe Generale North America, Inc		02/01/11	31,991
27,000,000	Straight-A Funding LLC		01/06/11	26,999
9,000,000	Straight-A Funding LLC		01/07/11	9,000
13,500,000	Straight-A Funding LLC		01/11/11	13,499
15,000,000	Straight-A Funding LLC		01/13/11	14,999
10,000,000	Straight-A Funding LLC		01/18/11	9,999
20,000,000	Straight-A Funding LLC		01/25/11	19,997
40,000,000	Straight-A Funding LLC		02/01/11	39,991
4,932,000	Straight-A Funding LLC		02/01/11	4,931
19,000,000	Straight-A Funding LLC		02/03/11	18,996
18,555,000	Straight-A Funding LLC		02/04/11	18,551
9,000,000	Straight-A Funding LLC		02/08/11	8,998
20,000,000	Straight-A Funding LLC		02/10/11	19,994
4,582,000	Straight-A Funding LLC		02/14/11	4,581
5,033,000	Straight-A Funding LLC		02/15/11	5,031
30,000,000	Straight-A Funding LLC		02/15/11	29,991
20,000,000	Straight-A Funding LLC		02/15/11	19,994

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$18,500,000	Straight-A Funding LLC		02/15/11	$18,495
30,000,000	Straight-A Funding LLC		02/17/11	29,991
24,541,000	Straight-A Funding LLC		03/02/11	24,531
12,000,000	Straight-A Funding LLC		03/03/11	11,995
23,500,000	Straight-A Funding LLC		03/08/11	23,489
25,520,000	Straight-A Funding LLC		03/09/11	25,508
20,000,000	Toronto-Dominion Holdings USA, Inc		01/13/11	19,999
53,700,000	Toronto-Dominion Holdings USA, Inc		01/20/11	53,693
5,000,000	Toronto-Dominion Holdings USA, Inc		01/25/11	4,999
35,000,000	Toronto-Dominion Holdings USA, Inc		02/17/11	34,989
30,000,000	Toyota Motor Credit Corp		01/25/11	29,994
27,300,000	Toyota Motor Credit Corp		01/27/11	27,295
24,565,000	Unilever Capital Corp		01/10/11	24,564
9,000,000	Unilever Capital Corp		01/21/11	8,999
50,000,000	Unilever Capital Corp		01/26/11	49,994
3,050,000	Unilever Capital Corp		02/28/11	3,049
76,170,000	US Bank NA	0.250%	01/11/11	76,170
30,000,000	US Bank NA		03/28/11	29,984
300,000	Variable Funding Capital Co LLC		01/25/11	300
48,690,000	Variable Funding Capital Co LLC		02/15/11	48,675
50,000,000	Wal-Mart Stores, Inc		01/12/11	49,996
20,000,000	Westpac Banking Corp		02/01/11	19,996
20,000,000	Westpac Banking Corp		02/07/11	19,994
8,415,000	Westpac Banking Corp		05/17/11	8,405
3,000,000	Westpac Banking Corp		06/14/11	2,994

	TOTAL COMMERCIAL PAPER			4,406,376

GOVERNMENT AGENCY DEBT - 29.8%
	Federal Farm Credit Bank (FFCB)
30,350,000	FFCB		03/25/11	30,336
17,000,000	FFCB		05/09/11	16,990
	Federal Home Loan Bank (FHLB)
36,000,000	FHLB		01/04/11	35,999
42,375,000	FHLB		01/05/11	42,374
30,000,000	FHLB		01/06/11	29,999
52,950,000	FHLB		01/07/11	52,949
8,950,000	FHLB		01/12/11	8,950
37,231,000	FHLB		01/14/11	37,229
60,316,000	FHLB		01/19/11	60,311
158,835,000	FHLB		01/21/11	158,820
1,980,000	FHLB		01/24/11	1,980
62,585,000	FHLB		01/26/11	62,577
160,246,000	FHLB		01/28/11	160,225
151,524,000	FHLB		02/02/11	151,502
70,000,000	FHLB		02/04/11	69,990
41,000,000	FHLB		02/09/11	40,993
44,000,000	FHLB		02/10/11	43,993
45,720,000	FHLB		02/11/11	45,712
28,000,000	FHLB		02/16/11	27,994
83,425,000	FHLB		02/18/11	83,406
64,370,000	FHLB		02/23/11	64,354
28,250,000	FHLB		02/25/11	28,242
32,733,000	FHLB		03/02/11	32,724

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$40,000,000	FHLB		03/04/11	$39,988
41,785,000	FHLB		03/09/11	41,773
29,500,000	FHLB		03/11/11	29,491
45,000,000	FHLB		03/16/11	44,985
9,525,000	FHLB		03/23/11	9,522
2,245,000	FHLB		05/06/11	2,243
	Federal Home Loan Mortgage Corp (FHLMC)
70,000,000	FHLMC		01/03/11	69,999
10,000,000	FHLMC		01/05/11	10,000
53,605,000	FHLMC		01/10/11	53,603
17,050,000	FHLMC		01/11/11	17,049
86,480,000	FHLMC		01/18/11	86,473
59,940,000	FHLMC		01/19/11	59,935
122,338,000	FHLMC		01/24/11	122,324
2,184,000	FHLMC		01/25/11	2,184
163,140,000	FHLMC		01/31/11	163,117
90,015,000	FHLMC		02/07/11	89,998
17,000,000	FHLMC		02/08/11	16,997
21,900,000	FHLMC		02/14/11	21,896
15,000,000	FHLMC		02/18/11	14,997
94,450,000	FHLMC		02/22/11	94,427
30,000,000	FHLMC		02/24/11	29,993
62,415,000	FHLMC		02/25/11	62,400
10,000,000	FHLMC		03/01/11	9,997
27,175,000	FHLMC		03/07/11	27,165
17,088,000	FHLMC		03/14/11	17,082
17,000,000	FHLMC		03/15/11	16,994
32,840,000	FHLMC		03/21/11	32,829
12,480,000	FHLMC		03/28/11	12,475
5,000,000	FHLMC		04/11/11	4,998
40,000,000	FHLMC		04/18/11	39,977
16,100,000	FHLMC		04/21/11	16,091
20,000,000	FHLMC		05/02/11	19,971
19,570,000	FHLMC		05/03/11	19,557
2,100,000	FHLMC		05/04/11	2,099
10,000,000	FHLMC		05/25/11	9,990
5,377,000	FHLMC		06/20/11	5,371
	Federal National Mortgage Association (FNMA)
20,000,000	FNMA		01/04/11	20,000
31,727,000	FNMA		01/05/11	31,726
51,981,000	FNMA		01/12/11	51,978
29,825,000	FNMA		01/18/11	29,822
40,000,000	FNMA		01/19/11	39,996
5,800,000	FNMA		01/21/11	5,799
25,215,000	FNMA		01/24/11	25,212
66,072,000	FNMA		01/26/11	66,064
18,047,000	FNMA		02/01/11	18,044
7,360,000	FNMA		02/03/11	7,359
150,520,000	FNMA		02/14/11	150,490
78,055,000	FNMA		02/16/11	78,034
70,399,000	FNMA		02/23/11	70,381
1,715,000	FNMA		02/28/11	1,714
87,358,000	FNMA		03/01/11	87,310

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,333,000		FNMA		03/02/11	$10,330
23,300,000		FNMA		03/08/11	23,292
42,200,000		FNMA		03/09/11	42,187
40,000,000		FNMA		03/14/11	39,987
55,000,000		FNMA		03/16/11	54,982
1,420,000		FNMA		03/29/11	1,418
25,000,000		FNMA		03/30/11	24,990
12,575,000		FNMA		04/11/11	12,559
980,000		FNMA		04/25/11	979
3,304,000		FNMA		04/26/11	3,299
8,510,000		FNMA		05/02/11	8,496
2,250,000		FNMA		05/19/11	2,248
		Federal National Mortgage Association (FNMA)
11,900,000		FMNA		02/09/11	11,898
69,554,000		FMNA		04/13/11	69,516

		TOTAL GOVERNMENT AGENCY DEBT			3,595,749

TREASURY DEBT - 16.5%
30,000,000		United States Treasury Bill		01/13/11	29,999
155,800,000		United States Treasury Bill		01/20/11	155,789
54,810,000		United States Treasury Bill		01/27/11	54,804
23,040,000		United States Treasury Bill		02/10/11	23,037
42,000,000		United States Treasury Bill		02/17/11	41,993
40,850,000		United States Treasury Bill		02/24/11	40,843
28,445,000		United States Treasury Bill		03/03/11	28,437
139,070,000		United States Treasury Bill		03/10/11	139,027
100,000,000		United States Treasury Bill		03/17/11	99,961
30,000,000		United States Treasury Bill		03/24/11	29,990
31,110,000		United States Treasury Bill		04/14/11	31,095
101,270,000		United States Treasury Bill		04/21/11	101,219
40,000,000		United States Treasury Bill		04/28/11	39,976
60,000,000		United States Treasury Bill		05/05/11	59,968
100,000,000		United States Treasury Bill		05/12/11	99,937
101,330,000		United States Treasury Bill		05/19/11	101,255
34,540,000		United States Treasury Bill		05/26/11	34,517
20,000,000		United States Treasury Bill		06/09/11	19,985
20,000,000		United States Treasury Bill		06/16/11	19,984
20,000,000		United States Treasury Bill		06/23/11	19,982
47,750,000		United States Treasury Note	0.880%	01/31/11	47,770
143,830,000		United States Treasury Note	0.880	02/28/11	143,974
145,000,000		United States Treasury Note	0.880	03/31/11	145,248
192,875,000		United States Treasury Note	0.880	04/30/11	193,274
112,500,000		United States Treasury Note	0.880	05/31/11	112,797
100,000,000		United States Treasury Note	1.130	06/30/11	100,449
32,000,000		United States Treasury Note	1.000	07/31/11	32,142
26,000,000		United States Treasury Note	1.000	08/31/11	26,124
20,000,000		United States Treasury Note	1.000	09/30/11	20,109

		TOTAL TREASURY DEBT			1,993,685

VARIABLE RATE NOTES - 7.5%
		Federal Farm Credit Bank (FFCB)
40,000,000	i	FFCB	0.160	05/16/11	39,998
45,000,000	i	FFCB	0.400	06/01/11	44,991

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$20,000,000	i	FFCB	0.290%	06/17/11	$20,003
45,000,000	i	FFCB	0.260	07/15/11	44,999
		Federal Home Loan Bank (FHLB)
25,000,000	i	FHLB	0.240	05/06/11	24,997
50,000,000	i	FHLB	0.220	05/26/11	49,974
90,000,000	i	FHLB	0.320	05/26/11	90,000
90,000,000	i	FHLB	0.370	06/01/11	90,008
120,000,000	i	FHLB	0.160	07/11/11	119,986
100,000,000	i	FHLB	0.270	08/12/11	100,000
		Federal Home Loan Mortgage Corp (FHLMC)
27,400,000	i	FHLMC	0.330	11/07/11	27,413
151,500,000	i	FHLMC	0.180	11/09/11	151,404
100,000,000	i	FHLMC	0.350	01/09/12	100,077

		TOTAL VARIABLE RATE NOTES			903,850

		TOTAL SHORT-TERM INVESTMENTS			12,054,732

		(Cost $12,054,732)

		TOTAL INVESTMENTS - 100.0%			12,054,732
		(Cost $12,054,732)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(1,047)

		NET ASSETS - 100.0%			$12,053,685

	i	Floating or variable rate security. Coupon rate reflects the rate at period end.

		Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”) as of December 31, 2010, and for each of the periods presented, and have issued our unqualified report thereon dated February 18, 2011 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account’s schedule of investments in securities (the Schedules) as of December 31, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2011

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	February 18, 2011	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	February 18, 2011	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	February 18, 2011	By:	/s/ Virginia Wilson

Virginia Wilson
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer